UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Rachael M. Zufall, Esq.

College Retirement Equities Fund

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2021

Item 1. Reports to Stockholders.

Annual Report ■ December 31, 2021 College Retirement Equities Fund The annual report contains the audited financial statements.

Account name	Class R1	Class R2	Class R3
Stock Account	QCSTRX	QCSTPX	QCSTIX
Global Equities Account	QCGLRX	QCGLPX	QCGLIX
Growth Account	QCGRRX	QCGRPX	QCGRIX
Equity Index Account	QCEQRX	QCEQPX	QCEQIX
Bond Market Account	QCBMRX	QCBMPX	QCBMIX
Inflation-Linked Bond Account	QCILRX	QCILPX	QCILIX
Social Choice Account	QCSCRX	QCSCPX	QCSCIX
Money Market Account	QCMMRX	QCMMPX	QCMMIX

As permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the CREF Accounts’ (the “Accounts”) annual and semiannual reports will not be sent to you by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on Teachers Insurance and Annuity Association of America’s (“TIAA”) website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive reports and other communications from the Accounts electronically anytime by either (1) updating your account settings at TIAA.org/eDelivery, if you hold your Account units through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or (2) contacting your financial intermediary (such as a broker-dealer or bank) through which you hold Account units.

If you invest in the Accounts through a TIAA Account, you may elect to receive all future reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 877-518-9161 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you receive paper copies of your reports. Your election to receive reports in paper will apply to all funds held through your financial intermediary or, if you invest through a TIAA Account, to all funds held with the Accounts and any other investment companies within the same group of related investment companies.

Understanding this report

This annual report contains information about the CREF variable annuity accounts and describes their results for the twelve months ended December 31, 2021. The report contains four main sections:

•	A letter to participants from Colbert G. Narcisse, President and Chief Executive Officer of CREF.
•	The account performance section compares each account’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each account had investments as of December 31, 2021.
•	The financial statements provide detailed information about the operations and financial condition of each account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any account, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 877-518-9161. We urge you to read the prospectus carefully before investing.

Proposals for action at the 2022 meeting of CREF participants

We anticipate that the next meeting of CREF participants will be held in July 2022; however, the exact date, time and location of such meeting have yet to be determined. Proposals submitted by or on behalf of participants pursuant to Rule 14a-8 under the Securities Exchange Act of 1934 for inclusion in the proxy materials for the 2022 participant meeting must be received by the CREF Corporate Secretary no later than March 18, 2022. The submission of a proposal does not assure its inclusion in CREF’s proxy statement or presentation at the meeting. Unless CREF is notified by April 27, 2022 of other matters that may be properly brought before the 2022 participant meeting by or on behalf of participants, the persons named in the proxy will have the discretion to vote on those matters as they see fit.

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Letter to CREF participants

Domestic and international developed stock markets produced solid gains in 2021 despite the ongoing global challenge of the COVID-19 pandemic. The U.S. economy grew strongly at the start of the period, but the pace of expansion decelerated in the summer months. Economies in the 19-nation euro area struggled at the beginning of the year but returned to growth as the period progressed. Most central banks around the world left accommodative monetary policies in place but monitored rising inflation. The U.S. Federal Reserve kept the federal funds target rate unchanged at 0.00%–0.25%. The European Central Bank also maintained its near-zero benchmark rates, while the Bank of England increased its benchmark rate from 0.10% to 0.25% in December 2021.

•	The five CREF accounts with significant exposure to the U.S. stock market all recorded double-digit gains ranging from 12.4% for the Social Choice Account to 25.3% for the Equity Index Account.
•	Fixed-income markets generally declined, and the Bond Market Account returned –1.4%. However, the Inflation-Linked Bond Account gained 5.1% due to the rise in inflation.
•	Two accounts outperformed their benchmarks, while the other six underperformed. All account returns are for Class R1.

CREF performance review

Six of the eight CREF accounts produced positive results for the period. Overall, stocks outperformed bonds, and U.S. equities outpaced foreign stocks.

The Stock Account—the largest CREF account in terms of net assets—advanced 18.7% but trailed its composite benchmark. The Equity Index Account gained 25.3% but underperformed the Russell 3000® Index, primarily due to expenses. The Growth Account returned 20.2%, trailing the Russell 1000® Growth Index. The Global Equities Account gained 15.4%, lagging the MSCI All Country World Index (ACWI). The Social Choice Account, which excludes certain stocks and bonds due to environmental, social and governance criteria, outpaced its composite benchmark with a return of 12.4%.

Turning to fixed-income accounts, the Bond Market Account returned –1.4%, outperforming the Bloomberg U.S. Aggregate Bond Index. The Inflation-Linked Bond Account gained 5.1% but fell short of the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 1–10 Year Index. The Money Market Account, which returned 0.0%, slightly underperformed the iMoneyNet Money Fund Averages™—All Government. For more information regarding the performance of the CREF accounts, please see the commentaries starting on page 11.

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Colbert G. Narcisse

Stocks advanced while bonds lost ground

For the twelve-month period, the domestic stock market, as measured by the Russell 3000 Index, rose 25.7%. Foreign equities, as represented by the MSCI EAFE Index, returned 11.3%. U.S. investment-grade fixed-rate bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, returned –1.5%. Yields on all but the shortest maturity U.S. Treasury securities rose, generally sending bond prices lower (bond yields move in the opposite direction of prices).

Keeping long-term goals in mind

As we begin a third year living with the COVID-19 pandemic, it’s clear that we still haven’t reached the point of a full recovery. But the resiliency demonstrated by people and economies in the face of these challenges has been truly remarkable.

The U.S. economy has steadily expanded since the latter half of 2020, and global stock markets have prospered. But there were moments when continued growth appeared far from certain, and investors experienced periods of higher volatility along the way. Certainly, no one can predict the direction of financial markets in the future. But those unknowns, along with the inevitable periods of higher volatility, should not distract investors from their long-term investment goals. We believe a well-balanced and diversified portfolio of different asset classes can be a prudent strategy to help investors manage through the market’s ups and downs. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

If you have questions or concerns about your investments, we recommend that you speak with your financial advisor or call a TIAA financial consultant. To learn more, visit us at TIAA.org or call 800-842-2252. We would be pleased to assist you.

/s/ Colbert G. Narcisse

Colbert G. Narcisse

President and Chief Executive Officer of CREF

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Information for CREF participants

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings. CREF also files complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the CREF accounts’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the CREF accounts’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-MFP (for money market products only) filings. Form N-CSR filings are as of December 31 or June 30; Form N-PORT or Form N-MFP filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
Call 202-551-8090 for more information.

Proxy voting

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Account management

The CREF Accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.

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Information for CREF participants

CREF Rules of the Fund

From time to time, CREF updates its Rules of the Fund with the New York State Department of Financial Services. Current copies of the updated Rules of the Fund can be found on the TIAA.org website at the following location: https://www.tiaa.org/public/about-tiaa/corporate-governance-leadership/document-library.

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About the accounts’ benchmarks

CREF Stock Account

The Account’s composite benchmark is a weighted average of two unmanaged indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market, and the MSCI All Country World (ACWI) ex USA Investable Market Index (IMI), which measures the performance of small-, mid- and large-cap stocks in 47 developed- and emerging-markets nations throughout the world, excluding the United States.

The Morningstar Aggressive Target Risk Index is a broad-based securities market index for the Stock Account and has a 95% global equity market exposure and a multi-asset class exposure that is similar to the Stock Account.

CREF Global Equities Account

The Account’s benchmark is the MSCI All Country World Index (ACWI), which measures the performance of large- and mid-capitalization stocks in 23 developed-markets countries and 25 emerging-markets countries.

CREF Growth Account

The Account’s benchmark is the Russell 1000® Growth Index, a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

CREF Equity Index Account

The Account’s benchmark is the Russell 3000 Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

CREF Bond Market Account

The Account’s benchmark is the Bloomberg U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

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About the accounts’ benchmarks

CREF Inflation-Linked Bond Account

The Account’s benchmark is the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index, which measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

CREF Social Choice Account

The Account’s composite benchmark is a weighted average of three unmanaged indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market; the Bloomberg U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade fixed-rate bond market; and the MSCI EAFE+Canada Index, which measures stock performance in 22 developed-markets nations, excluding the United States.

The Morningstar Moderate Target Risk Index is a broad-based securities market index for the Social Choice Account. The index has a multi-asset class exposure (60% global equity, 40% global fixed income) that is similar to the Social Choice Account.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the accounts’ latest prospectus.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2022. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE® ,” “Russell® ” and “FTSE Russell® ” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

College Retirement Equities Fund ■ 2021 Annual Report	9

Important information about expenses

All participants in the CREF Accounts incur ongoing costs, including management fees and other account expenses.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Participants in the CREF Accounts do not incur a sales charge for purchases or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2021–December 31, 2021).

Actual expenses

The first section in each table uses the Account’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second section in the table shows hypothetical account values and expenses based on the Account’s actual expense ratio for each Class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Account with the costs of other accounts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

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CREF Stock Account

Performance for the twelve months ended December 31, 2021

The CREF Stock Account returned 18.67% for the year, compared with the 19.90% return of its composite benchmark, a weighted average of the Russell 3000® Index and the MSCI All Country World (ACWI) ex USA Investable Market Index (IMI). (All returns for the Account are for Class R1.)

The U.S. economy grew at a solid pace during the period, despite ongoing supply-chain bottlenecks and the impact of new COVID-19 variants. The unemployment rate fell from 6.3% in January 2021 to 3.9% in December. Core inflation, which includes all items except food and energy, rose 5.5% over the twelve months ended December 31, 2021. The Federal Reserve held the federal funds target rate unchanged at 0.00%–0.25%. In November, however, the Fed began reducing the pace of its bond-buying program and indicated it would continue tapering into 2022. Crude oil prices rose sharply over the twelve months.

The broad U.S. stock market, as measured by the Russell 3000 Index, advanced 25.66% for the period. Large-cap stocks surpassed smaller shares, while mid- and small-cap value equities had the best performance overall. (Returns by investment style and capitalization size are based on the Russell indexes.)

Account trailed its composite benchmark

The Account’s management team typically uses a combination of three different investment strategies—active management, quantitative management and indexing—which, in turn, invest in both domestic and foreign stocks.

For the twelve-month period, the Account trailed its composite benchmark. In the United States, the Account’s quantitative small-cap and active large-cap value strategies outperformed but were offset by underperformance from the active large-cap growth and core strategies. Among foreign investments, the Account’s actively managed global strategies made a solid contribution, while emerging markets detracted.

The Account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the Account’s accumulation unit value (AUV) is calculated (see the current CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Account’s benchmark. These changes are, however, taken into account to value the Account’s portfolio holdings at the time the Account’s AUV is calculated; these are known as fair value pricing adjustments.

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CREF Stock Account

Performance as of December 31, 2021

Stock Account		Total return	Average annual total return			Estimated annual operating expenses
	Inception date	1 year	5 years	10 years			*
Class R1	7/31/1952	18.67%	14.50%	12.94%		0.445%
Class R2	4/24/2015	18.86	14.72	13.10	†	0.290
Class R3	4/24/2015	18.92	14.79	13.15	†	0.240
CREF Stock Account Composite Index§	—	19.90	15.44	13.64		—
Broad market index
Morningstar Aggressive Target Risk Index	—	17.30	13.38	11.93		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
§	As of the close of business on December 31, 2021, the CREF Stock Account Composite Benchmark consisted of: 65.0% Russell 3000® Index and 35.0% MSCI ACWI ex USA IMI. The Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

12	2021 Annual Report ■ College Retirement Equities Fund

CREF Stock Account

$10,000 over 10 years (Class R1)

Ending amounts are as of December 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Account’s composite benchmark and a broad market index during the same period. The performance of other classes varies due to differences in expense charges.

Expense example

Six months ended December 31, 2021

Stock Account	Beginning account value (7/1/21)	Ending account value (12/31/21)	Expenses paid during period (7/1/21–12/31/21	* )
Actual return
Class R1	$1,000.00	$1,047.00	$2.06
Class R2	1,000.00	1,047.77	1.29
Class R3	1,000.00	1,048.03	1.03

5% annual hypothetical return
Class R1	1,000.00	1,023.19	2.04
Class R2	1,000.00	1,023.95	1.28
Class R3	1,000.00	1,024.20	1.02

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2021. The Account’s annualized six-month expense ratios for that period were 0.40% for Class R1, 0.25% for Class R2 and 0.20% for Class R3.

For more information about this expense example, please see page 10.

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CREF Stock Account

Actual expenses

Net expense ratio for the one-year period ended 12/31/2021
Class R1	0.43%
Class R2	0.28%
Class R3	0.23%

Account profile
as of 12/31/2021
Net assets	$139.17 billion
Portfolio turnover rate	50%
Number of holdings	10,094
Weighted median market capitalization	$86.16 billion
Price/earnings ratio (weighted 12-month trailing average)†	24.0

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition
Sector	% of net assets as of 12/31/2021
Information technology	23.1
Financials	13.8
Consumer discretionary	12.8
Health care	11.4
Industrials	10.6
Communication services	7.8
Consumer staples	6.1
Materials	4.8
Energy	3.2
Real estate	3.0
Utilities	2.3
Short-term investments, other assets & liabilities, net	1.1
Total	100.0
Holdings by company size
Market capitalization	% of equity investments as of 12/31/2021
More than $50 billion	60.5
More than $15 billion–$50 billion	19.4
More than $2 billion–$15 billion	16.5
$2 billion or less	3.6
Total	100.0

Holdings by country
% of portfolio investments as of 12/31/2021
United States	63.7
Japan	4.9
United Kingdom	3.4
China	3.1
France	2.5
Canada	2.4
Germany	2.0
Switzerland	1.8
73 other nations	14.4
Short-term investments	1.8
Total	100.0

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CREF Global Equities Account

Performance for the twelve months ended December 31, 2021

The CREF Global Equities Account returned 15.42% for the year, compared with the 18.54% return of its benchmark, the MSCI All Country World Index (ACWI). (All returns for the Account are for Class R1.)

International developed-markets stocks posted double-digit gains for the period, while emerging-markets equities declined. China’s economy grew at a rapid year-over-year pace in the first quarter, though expansion decelerated as the year progressed. Economies in the 19-nation euro area grew at a moderate pace during the period. Central banks around the world maintained accommodative monetary policies but grew increasingly cautious about rising inflation. The U.S. Federal Reserve maintained the federal funds target rate at 0.00%–0.25% throughout the period, and the European Central Bank left its benchmark rates unchanged at near-zero levels. The Bank of England increased its benchmark interest rate from 0.10% to 0.25% in December 2021.

Thirty-seven of the 48 countries represented in the MSCI ACWI posted gains in U.S.-dollar terms for the twelve-month period. In local-currency terms, the returns of most countries were higher than—or the same as—their U.S.-dollar returns.

Account trailed its benchmark

The account underperformed its benchmark for the twelve-month period. An out-of-benchmark investment in British e-commerce company THG detracted most as the stock declined amid a wave of selling caused by a lack of investor confidence. Next was an overweight position in Chinese internet data services provider GDS Holdings, which was hurt by the bearish trend in Chinese technology stocks, and an underweight in U.S. gaming semiconductor maker NVIDIA, which performed well.

Other positions helped offset these detractors, including overweights in Dutch financial firm ING Groep, which reported strong earnings, as well as U.S. stocks Freeport-McMoRan, a mining company, and Broadcom, a semiconductor manufacturer.

The Account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the Account’s accumulation unit value (AUV) is calculated (see the current CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Account’s benchmark. These changes are, however, taken into account to value the Account’s portfolio holdings at the time the Account’s AUV is calculated; these are known as fair value pricing adjustments.

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CREF Global Equities Account

Performance as of December 31, 2021

Global Equities Account		Total return	Average annual total return			Estimated annual operating expenses
	Inception date	1 year	5 years	10 years			*
Class R1	5/1/1992	15.42%	14.49%	12.39%		0.420%
Class R2	4/24/2015	15.59	14.71	12.55	†	0.265
Class R3	4/24/2015	15.65	14.78	12.60	†	0.215
MSCI All Country World Index	—	18.54	14.40	11.85		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

Ending amounts are as of December 31, 2021. For the purpose of comparison, the graph also shows the change in the value of the Account’s benchmark during the same period. The performance of other classes varies due to differences in expense charges.

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CREF Global Equities Account

Expense example

Six months ended December 31, 2021

Global Equities Account	Beginning account value (7/1/21)	Ending account value (12/31/21)	Expenses paid during period (7/1/21–12/31/21	* )
Actual return
Class R1	$1,000.00	$1,041.42	$1.96
Class R2	1,000.00	1,042.18	1.18
Class R3	1,000.00	1,042.44	0.93

5% annual hypothetical return
Class R1	1,000.00	1,023.29	1.94
Class R2	1,000.00	1,024.05	1.17
Class R3	1,000.00	1,024.30	0.92
*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2021. The Account’s annualized six-month expense ratios for that period were 0.38% for Class R1, 0.23% for Class R2 and 0.18% for Class R3.

For more information about this expense example, please see page 10.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2021
Class R1	0.41%
Class R2	0.26%
Class R3	0.20%

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CREF Global Equities Account

Account profile
as of 12/31/2021
Net assets	$28.74 billion
Portfolio turnover rate	46%
Number of holdings	2,568
Weighted median market capitalization	$131.63 billion
Price/earnings ratio (weighted 12-month trailing average)†	23.5

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition
Sector	% of net assets as of 12/31/2021
Information technology	24.1
Financials	12.8
Consumer discretionary	12.4
Health care	11.2
Industrials	10.4
Consumer staples	7.5
Communication services	7.4
Materials	5.4
Energy	3.1
Utilities	2.1
Real estate	2.1
Short-term investments, other assets & liabilities, net	1.5
Total	100.0

Holdings by company size
Market capitalization	% of equity investments as of 12/31/2021
More than $50 billion	72.4
More than $15 billion–$50 billion	18.9
More than $2 billion–$15 billion	8.2
$2 billion or less	0.5
Total	100.0

Holdings by country
% of portfolio investments as of 12/31/2021
United States	60.0
Japan	5.5
United Kingdom	4.4
China	3.7
France	3.5
Netherlands	2.2
Switzerland	2.1
Germany	2.1
46 other nations	14.6
Short-term investments	1.9
Total	100.0

18	2021 Annual Report ■ College Retirement Equities Fund

CREF Growth Account

Performance for the twelve months ended December 31, 2021

The CREF Growth Account returned 20.19% for the year, compared with the 27.60% return of its benchmark, the Russell 1000® Growth Index. (All returns for the Account are for Class R1.)

The U.S. economy grew at a solid pace during the period, despite ongoing supply-chain bottlenecks and the impact of new COVID-19 variants. The unemployment rate fell from 6.3% in January 2021 to 3.9% in December. Core inflation, which includes all items except food and energy, rose 5.5% over the twelve months ended December 31, 2021. The Federal Reserve held the federal funds target rate unchanged at 0.00%–0.25%. In November, however, the Fed began reducing the pace of its bond-buying program, which was designed to support the economy and credit markets, and indicated it would continue tapering into 2022. Crude oil prices rose sharply over the twelve months.

The broad U.S. stock market, as measured by the Russell 3000® Index, advanced 25.66% for the period. Large-cap stocks surpassed smaller shares, while mid- and small-cap value equities had the best performance overall. (Returns by investment style and capitalization size are based on the Russell indexes.)

Account posted a double-digit gain but lagged its benchmark

All eleven industry sectors in the Russell 1000 Growth Index generated significant gains for the twelve months. Energy (up 53.9%) was the best-performing sector, driven by the steep increase in oil prices. Information technology (up 33.3%)—the benchmark’s largest sector—contributed more than one-half of the index’s return. The next-largest contributors were communication services (up 31.4%) and consumer discretionary (up 18.4%). Together, these four sectors represented nearly three-quarters of the benchmark’s total market capitalization on December 31, 2021. Utilities (up 13.4%) and industrials (up 16.2%) were the worst-performing sectors.

The Account underperformed its benchmark for the year as certain stock selections did not perform as anticipated. The largest detractors were an underweight position in Apple, which reported strong growth in iPhone and iPad sales, and an overweight position in PayPal Holdings, which issued a lower-than-expected 2022 sales forecast. The next-largest detractor was an overweight position in cloud-communications firm Twilio.

On the positive side, an overweight position in software provider Intuit was the top contributor to relative performance. Intuit benefited from record levels of small business creation in the United States, which fueled demand for its products. The next-largest contributors were overweight positions in retailer Costco Wholesale and semiconductor supplier Marvell Technology.

College Retirement Equities Fund ■ 2021 Annual Report	19

CREF Growth Account

Performance as of December 31, 2021

Growth Account		Total return	Average annual total return			Estimated annual
	Inception date	1 year	5 years	10 years		operating expenses	*
Class R1	4/29/1994	20.19%	23.17%	18.56%		0.390%
Class R2	4/24/2015	20.37	23.40	18.73	†	0.235
Class R3	4/24/2015	20.43	23.47	18.78	†	0.185
Russell 1000® Growth Index	—	27.60	25.32	19.79		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

Ending amounts are as of December 31, 2021. For the purpose of comparison, the graph also shows the change in the value of the Account’s benchmark during the same period. The performance of other classes varies due to differences in expense charges.

20	2021 Annual Report ■ College Retirement Equities Fund

CREF Growth Account

Expense example

Six months ended December 31, 2021

Growth Account	Beginning account value (7/1/21)	Ending account value (12/31/21)	Expenses paid during period (7/1/21–12/31/21	* )
Actual return
Class R1	$1,000.00	$1,064.00	$1.82
Class R2	1,000.00	1,064.78	1.09
Class R3	1,000.00	1,065.05	0.83

5% annual hypothetical return
Class R1	1,000.00	1,023.44	1.79
Class R2	1,000.00	1,024.15	1.07
Class R3	1,000.00	1,024.40	0.82

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2021. The Account’s annualized six-month expense ratios for that period were 0.35% for Class R1, 0.21% for Class R2 and 0.16% for Class R3.

For more information about this expense example, please see page 10.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2021
Class R1	0.38%
Class R2	0.23%
Class R3	0.18%

College Retirement Equities Fund ■ 2021 Annual Report	21

CREF Growth Account

Account profile
as of 12/31/2021
Net assets	$39.84 billion
Portfolio turnover rate	67%
Number of holdings	121
Weighted median market capitalization	$250.82 billion
Price/earnings ratio (weighted 12-month trailing average)†	46.5

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition
Sector	% of net assets as of 12/31/2021
Information technology	41.9
Consumer discretionary	19.3
Communication services	13.6
Health care	10.2
Industrials	5.5
Consumer staples	4.0
Financials	3.5
Materials	1.2
Short-term investments, other assets & liabilities, net	0.8
Total	100.0
Holdings by company size
Market capitalization	% of equity investments as of 12/31/2021
More than $50 billion	84.2
More than $15 billion–$50 billion	14.5
More than $2 billion–$15 billion	1.2
$2 billion or less	0.1
Total	100.0

22	2021 Annual Report ■ College Retirement Equities Fund

CREF Equity Index Account

Performance for the twelve months ended December 31, 2021

The CREF Equity Index Account returned 25.26% for the year, compared with the 25.66% return of its benchmark, the Russell 3000® Index. (All returns for the Account are for Class R1.)

For the twelve-month period, the Account’s return underperformed that of its benchmark index due to the effect of expenses. The Account’s return includes a deduction for expenses, while the benchmark’s does not. The Account had a risk profile similar to that of its benchmark.

The U.S. economy grew at a solid pace during the period, despite ongoing supply-chain bottlenecks and the impact of new COVID-19 variants. The unemployment rate fell from 6.3% in January 2021 to 3.9% in December. Core inflation, which includes all items except food and energy, rose 5.5% over the twelve months ended December 31, 2021. The Federal Reserve held the federal funds target rate unchanged at 0.00%–0.25%. In November, however, the Fed began reducing the pace of its bond-buying program, which was designed to support the economy and credit markets, and indicated it would continue tapering into 2022. Crude oil prices rose sharply over the twelve months.

The broad U.S. stock market, as measured by the Russell 3000 Index, advanced 25.66% for the period. Large-cap stocks surpassed smaller shares, while mid- and small-cap value equities had the best performance overall. (Returns by investment style and capitalization size are based on the Russell indexes.)

All benchmark sectors posted double-digit gains

All eleven industry sectors in the Russell 3000 Index delivered substantial gains for the twelve months. Energy (up 56.1%) produced the strongest return, helped by rising oil prices. Information technology (up 29.9%)—the benchmark’s largest sector—was the top contributor to the index’s return. The next-largest contributors were financials (up 34.8%) and consumer discretionary (up 22.4%). Together, these four sectors represented over one-half of the benchmark’s total market capitalization on December 31, 2021. The worst performer was utilities (up 17.1%), a defensive sector that tends to lag when the economy is strong, followed by communication services (up 17.9%).

For the twelve-month period, four of the five largest stocks in the Russell 3000 Index generated impressive gains that surpassed the overall return of the benchmark. Alphabet (the parent company of Google) performed best amid robust growth in spending on digital advertising. Next came Microsoft, which benefited from strong demand for its cloud-computing services. Electric car maker Tesla and Apple also outperformed, while Amazon.com advanced modestly but trailed the benchmark. Amazon was hurt by rising labor and shipping costs.

College Retirement Equities Fund ■ 2021 Annual Report	23

CREF Equity Index Account

Performance as of December 31, 2021

Equity Index Account		Total return	Average annual total return			Estimated annual
	Inception date	1 year	5 years	10 years		operating expenses	*
Class R1	4/29/1994	25.26%	17.45%	15.79%		0.375%
Class R2	4/24/2015	25.45	17.68	15.96	†	0.220
Class R3	4/24/2015	25.52	17.75	16.01	†	0.170
Russell 3000® Index	—	25.66	17.97	16.30		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

Ending amounts are as of December 31, 2021. For the purpose of comparison, the graph also shows the change in the value of the Account’s benchmark during the same period. The performance of other classes varies due to differences in expense charges.

24	2021 Annual Report ■ College Retirement Equities Fund

CREF Equity Index Account

Expense example

Six months ended December 31, 2021

Equity Index Account	Beginning account value (7/1/21)	Ending account value (12/31/21)	Expenses paid during period (7/1/21–12/31/21	* )
Actual return
Class R1	$1,000.00	$1,089.97	$1.79
Class R2	1,000.00	1,090.76	1.00
Class R3	1,000.00	1,091.04	0.74

5% annual hypothetical return
Class R1	1,000.00	1,023.49	1.73
Class R2	1,000.00	1,024.25	0.97
Class R3	1,000.00	1,024.50	0.71

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2021. The Account’s annualized six-month expense ratios for that period were 0.34% for Class R1, 0.19% for Class R2 and 0.14% for Class R3.

For more information about this expense example, please see page 10.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2021
Class R1	0.36%
Class R2	0.21%
Class R3	0.16%

College Retirement Equities Fund ■ 2021 Annual Report	25

CREF Equity Index Account

Account profile
as of 12/31/2021
Net assets	$25.68 billion
Portfolio turnover rate	4%
Number of holdings	2,814
Weighted median market capitalization	$139.18 billion
Price/earnings ratio (weighted 12-month trailing average)†	28.5

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition
Sector	% of net assets as of 12/31/2021
Information technology	28.2
Health care	13.3
Consumer discretionary	12.3
Financials	11.2
Communication services	9.2
Industrials	8.9
Consumer staples	5.4
Real estate	3.6
Energy	2.7
Utilities	2.4
Materials	2.4
Short-term investments, other assets & liabilities, net	0.4
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2021
More than $50 billion	68.4
More than $15 billion–$50 billion	17.7
More than $2 billion–$15 billion	12.0
$2 billion or less	1.9
Total	100.0

26	2021 Annual Report ■ College Retirement Equities Fund

CREF Bond Market Account

Performance for the twelve months ended December 31, 2021

The CREF Bond Market Account returned –1.43% for the year, compared with the –1.54% return of its benchmark, the Bloomberg U.S. Aggregate Bond Index. (All returns for the Account are for Class R1.)

The U.S. economy grew at a solid pace during the period, despite ongoing supply-chain bottlenecks and the impact of new COVID-19 variants. The unemployment rate fell from 6.3% in January 2021 to 3.9% in December. Core inflation, which includes all items except food and energy, rose 5.5% over the twelve months ended December 31, 2021, while crude oil prices increased sharply.

Central banks around the world maintained accommodative monetary policies but grew increasingly cautious about rising inflation. The Federal Reserve maintained the federal funds target rate throughout the period at 0.00%–0.25%, and the European Central Bank left its benchmark rates unchanged at near-zero levels. The Bank of England increased its benchmark rate from 0.10% to 0.25% in December. Yields on U.S. Treasury securities rose for all but one- to three-month maturities, with intermediate-term bond yields having the largest increases (bond yields move in the opposite direction of prices).

Account outperformed its benchmark

Most sectors in the Bloomberg U.S. Aggregate Bond Index declined for the twelve month period due to the general rise in bond yields. The U.S. Treasuries sector, the largest in the index with a weight of 37.8%, returned –2.3%. Mortgage-backed securities (MBS), the second-largest sector accounting for 26.5% of the index’s total market capitalization on December 31, 2021, returned –1.0%. Corporate bonds—the benchmark’s third-largest sector at 26.4%—returned –1.0%, while asset-backed securities and commercial mortgage-backed securities (CMBS) returned –0.3% and –1.2%, respectively.

The Account outperformed its benchmark for the year, with asset allocation as the largest driver of the Account’s returns versus its benchmark. An overweight to corporate bonds (including high-yield and emerging-markets corporates) and underweights to MBS and Treasuries proved beneficial as risk appetites returned during the year. Positions in out-of-index municipal bonds, asset-backed securities and CMBS also aided the Account’s performance. Overall, shorter-than-benchmark duration helped as rates generally rose.

By contrast, these positive effects were offset by positioning along the yield curve, where the Account was underweight the longer-maturity segments of the curve.

College Retirement Equities Fund ■ 2021 Annual Report	27

CREF Bond Market Account

Performance as of December 31, 2021

Bond Market Account			Average annual			Estimated
		Total return	total return			annual
	Inception					operating
	date	1 year	5 years	10 years		expenses	*
Class R1	3/1/1990	–1.43%	3.59%	2.98%		0.415%
Class R2	4/24/2015	–1.28	3.79	3.13	†	0.260
Class R3	4/24/2015	–1.23	3.85	3.18	†	0.210
Bloomberg U.S. Aggregate Bond Index	—	–1.54	3.57	2.90		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

Ending amounts are as of December 31, 2021. For the purpose of comparison, the graph also shows the change in the value of the Account’s benchmark during the same period. The performance of other classes varies due to differences in expense charges.

28	2021 Annual Report ■ College Retirement Equities Fund

CREF Bond Market Account

Expense example

Six months ended December 31, 2021

Bond Market Account	Beginning account value (7/1/21)	Ending account value (12/31/21)	Expenses paid during period (7/1/21-12/31/21	* )
Actual return
Class R1	$1,000.00	$997.78	$1.96
Class R2	1,000.00	998.51	1.21
Class R3	1,000.00	998.76	0.96

5% annual hypothetical return
Class R1	1,000.00	1,023.24	1.99
Class R2	1,000.00	1,024.00	1.22
Class R3	1,000.00	1,024.25	0.97
*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2021. The Account’s annualized six-month expense ratios for that period were 0.39% for Class R1, 0.24% for Class R2 and 0.19% for Class R3.

For more information about this expense example, please see page 10.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2021
Class R1	0.41%
Class R2	0.26%
Class R3	0.21%

College Retirement Equities Fund ■ 2021 Annual Report	29

CREF Bond Market Account

Account profile

as of 12/31/2021
Net assets	$13.62 billion
Portfolio turnover rate	207%
Portfolio turnover rate, excluding mortgage dollar-roll transactions	49%
Number of issues	2,140
Option-adjusted duration‡	6.33 years
Average maturity§	8.38 years
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition

Sector	% of net assets as of 12/31/2021
Corporate bonds	33.4
Mortgage-backed securities	23.5
Foreign government & corporate bonds denominated in U.S. dollars	15.8
U.S. Treasury securities	7.6
Commercial mortgage-backed securities	7.3
Asset-backed securities	6.9
Municipal bonds	3.0
Bank loan obligations	0.7
U.S. agency securities	0.4
Preferred stock	0.1
Short-term investments, other assets & liabilities, net	1.3
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 12/31/2021
Less than 1 year	3.6
1–3 years	12.4
3–5 years	20.7
5–10 years	44.0
Over 10 years	19.3
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 12/31/2021
U.S. Treasury & U.S. agency securities*	28.3
Aaa/AAA	9.9
Aa/AA	9.1
A/A	18.1
Baa/BBB	29.2
Ba/BB	3.0
B/B	1.2
Non-rated	1.2
Total	100.0
*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

30	2021 Annual Report ■ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Performance for the twelve months ended December 31, 2021

The CREF Inflation-Linked Bond Account returned 5.06% for the year, compared with the 5.69% return of its benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. (All returns for the Account are for Class R1.)

The U.S. economy grew at a solid pace during the period, despite ongoing supply-chain bottlenecks and the impact of new COVID-19 variants. The unemployment rate fell from 6.3% in January 2021 to 3.9% in December. Core inflation, which includes all items except food and energy, rose 5.5% over the twelve months ended December 31, 2021, while crude oil prices increased sharply.

Central banks around the world maintained accommodative monetary policies but grew increasingly cautious about rising inflation. The Federal Reserve maintained the federal funds target rate throughout the period at 0.00%–0.25%, and the European Central Bank left its benchmark rates unchanged at near-zero levels. The Bank of England increased its benchmark rate from 0.10% to 0.25% in December. Yields on U.S. Treasury securities rose for all but one- to three-month maturities, with intermediate-term bond yields having the largest increases (bond yields move in the opposite direction of prices).

TIPS surpassed the broader U.S. bond market

For the twelve months, the TIPS 1–10 Year Index outperformed the –1.54% return of the broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index.

Yields on intermediate- and longer-maturity high-quality bonds rose during the period as tight labor markets, surging consumer demand and supply-chain bottlenecks led to higher interest rates, a sharp increase in inflation and a shift in Fed monetary policy. As a result, bond performance overall was generally negative. However, these developments were favorable for TIPS, which posted gains for the period.

The Account trailed its benchmark for the period. The Account’s return includes a deduction for expenses, while the benchmark’s return does not. Since the Account’s portfolio resembled the composition of its benchmark, the above discussion of the benchmark’s performance also applies to the Account’s performance.

During the period, the Account’s portfolio managers kept the Account’s duration—a measure of its sensitivity to interest-rate changes—close to that of the TIPS 1–10 Year Index. This strategy helped the Account’s risk and reward characteristics to more closely resemble those of its benchmark.

College Retirement Equities Fund ■ 2021 Annual Report	31

CREF Inflation-Linked Bond Account

Performance as of December 31, 2021

Inflation-Linked Bond Account			Average annual			Estimated
		Total return	total return			annual
	Inception					operating
	date	1 year	5 years	10 years		expenses	*
Class R1	5/1/1997	5.06%	3.93%	2.13%		0.385%
Class R2	4/24/2015	5.22	4.13	2.28	†	0.230
Class R3	4/24/2015	5.28	4.19	2.33	†	0.180
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index	—	5.69	4.46	2.57		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

Ending amounts are as of December 31, 2021. For the purpose of comparison, the graph also shows the change in the value of the Account’s benchmark during

32	2021 Annual Report ■ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

the same period. The performance of other classes varies due to differences in expense charges.

Expense example

Six months ended December 31, 2021

Inflation-Linked Bond Account	Beginning account value (7/1/21)	Ending account value (12/31/21)	Expenses paid during period (7/1/21-12/31/21	* )
Actual return
Class R1	$1,000.00	$1,029.63	$1.79
Class R2	1,000.00	1,030.38	1.07
Class R3	1,000.00	1,030.64	0.82

5% annual hypothetical return
Class R1	1,000.00	1,023.44	1.79
Class R2	1,000.00	1,024.15	1.07
Class R3	1,000.00	1,024.40	0.82
*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2021. The Account’s annualized six-month expense ratios for that period were 0.35% for Class R1, 0.21% for Class R2 and 0.16% for Class R3.

For more information about this expense example, please see page 10.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2021
Class R1	0.37%
Class R2	0.22%
Class R3	0.17%

College Retirement Equities Fund ■ 2021 Annual Report	33

CREF Inflation-Linked Bond Account

Account profile

as of 12/31/2021
Net assets	$7.82 billion
Portfolio turnover rate	24%
Number of issues	128
Option-adjusted duration‡	4.40 years
Average maturity§	4.53 years
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition

Sector	% of net assets as of 12/31/2021
U.S. Treasury securities	92.7
Mortgage-backed securities	3.1
Commercial mortgage-backed securities	1.3
Corporate bonds	1.0
Foreign government & corporate bonds denominated in U.S. dollars	0.5
Bank loan obligations	0.4
Asset-backed securities	0.4
U.S. agency securities	0.2
Short-term investments, other assets & liabilities, net	0.4
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 12/31/2021
Less than 1 year	3.5
1–3 years	25.7
3–5 years	28.8
5–10 years	39.4
Over 10 years	2.6
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 12/31/2021
U.S. Treasury & U.S. agency securities*	93.0
Aaa/AAA	2.5
Aa/AA	0.2
A/A	1.0
Baa/BBB	0.9
Ba/BB	1.3
B/B	0.3
Non-rated	0.8
Total	100.0
*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

34	2021 Annual Report ■ College Retirement Equities Fund

CREF Social Choice Account

Performance for the twelve months ended December 31, 2021

The CREF Social Choice Account returned 12.42% for the year, compared with the 11.97% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE+Canada Index and the Bloomberg U.S. Aggregate Bond Index. The Account utilizes environmental, social and governance (ESG) criteria, while the benchmark does not. (All returns for the Account are for Class R1.)

Because of its ESG criteria, the Account did not invest in a number of stocks and bonds that were included in the indexes that comprise its composite benchmark. Avoiding these investments produced mixed results, but the net effect was that the Account outperformed its benchmark.

Relative to the Russell 3000 Index, the performance of the Account’s domestic equity component benefited from avoiding Amazon.com, credit card issuer Visa and AT&T. In contrast, the omissions of drug maker Pfizer, Exxon Mobil and Bank of America were detrimental. Relative to the MSCI EAFE+Canada Index, the Account’s international holdings were helped by excluding Japanese conglomerate Softbank Group, Swiss drug maker Novartis and British consumer products giant Unilever. Conversely, avoiding French luxury goods firm LVMH, Toronto-Dominion Bank and British beverage company Diageo was disadvantageous.

Account outperformed its composite benchmark

To compensate for the Account’s exclusion of some stocks, its managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its composite benchmark.

Compared to the Russell 3000 Index, the Account’s domestic equity holdings benefited most from overweight positions in semiconductor companies NVIDIA and Applied Materials, as well as software provider Intuit. By contrast, the largest detractors were an underweight position in Apple and overweight positions in PayPal and video game firm Activision Blizzard.

Relative to the MSCI EAFE+Canada Index, the Account’s foreign holdings were helped most by an overweight position in Japanese marine transportation company Nippon Yusen, an underweight position in Hong Kong insurer AIA Group and an overweight position in Canada’s Cenovus Energy. Conversely, overweight positions in French digital services company Atos, Japan’s Chugai Pharmaceutical and Danish wind farm developer Orsted detracted most from relative performance.

The Account’s fixed-income component declined, but its return outperformed the –1.54% result of the Bloomberg U.S. Aggregate Bond Index, mainly due to favorable yield curve positioning in the U.S. Treasuries sector.

College Retirement Equities Fund ■ 2021 Annual Report	35

CREF Social Choice Account

Performance as of December 31, 2021
Social Choice Account			Average annual			Estimated
		Total return	total return			annual
	Inception					operating
	date	1 year	5 years	10 years		expenses	*
Class R1	3/1/1990	12.42%	10.78%	9.34%		0.400%
Class R2	4/24/2015	12.59	10.99	9.49	†	0.245
Class R3	4/24/2015	12.64	11.06	9.54	†	0.195
CREF Social Choice Account Composite Index§	—	11.97	10.88	9.67		—
Broad market index
Morningstar Moderate Target Risk Index	—	10.19	10.07	8.75		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
§	As of the close of business on December 31, 2021, the CREF Social Choice Composite Benchmark consisted of: 42.0% Russell 3000® Index, 40.0% Bloomberg U.S. Aggregate Bond Index and 18.0% MSCI EAFE+ Canada Index. The Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

36	2021 Annual Report ■ College Retirement Equities Fund

CREF Social Choice Account

$10,000 over 10 years (Class R1)

Ending amounts are as of December 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Account’s composite benchmark and a broad market index during the same period. The performance of other classes varies due to differences in expense charges.

Expense example

Six months ended December 31, 2021

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
Social Choice Account	(7/1/21)	(12/31/21)	(7/1/21-12/31/21)
Actual return
Class R1	$1,000.00	$1,044.86	$1.91
Class R2	1,000.00	1,045.63	1.19
Class R3	1,000.00	1,045.89	0.93

5% annual hypothetical return
Class R1	1,000.00	1,023.34	1.89
Class R2	1,000.00	1,024.05	1.17
Class R3	1,000.00	1,024.30	0.92

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2021. The Account’s annualized six-month expense ratios for that period were 0.37% for Class R1, 0.23% for Class R2 and 0.18% for Class R3.

For more information about this expense example, please see page 10.

College Retirement Equities Fund ■ 2021 Annual Report	37

CREF Social Choice Account

Actual expenses

Net expense ratio for the one-year period ended 12/31/2021
Class R1	0.40%
Class R2	0.24%
Class R3	0.19%

Account profile
as of 12/31/2021
Net assets	$19.75 billion
Portfolio turnover rate	118%
Portfolio turnover rate, excluding mortgage dollar-roll transactions	57%
Equity segment
Number of holdings	1,031
Weighted median market capitalization	$75.74 billion
Price/earnings ratio (weighted 12-month trailing average)†	24.0
Fixed-income segment
Number of issues	960
Option-adjusted duration‡	6.61 years
Average maturity§	9.51 years

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.
Portfolio composition
Sector	% of net assets as of 12/31/2021
Equities	60.1
Fixed-income securities	38.8
Short-term investments, other assets & liabilities, net	1.1
Total	100.0

Holdings by company size
Market capitalization	% of equity investments as of 12/31/2021
More than $50 billion	59.5
More than $15 billion–$50 billion	27.8
More than $2 billion–$15 billion	11.7
$2 billion or less	1.0
Total	100.0

Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 12/31/2021
Less than 1 year	2.8
1–3 years	13.2
3–5 years	18.2
5–10 years	41.5
Over 10 years	24.3
Total	100.0

38	2021 Annual Report ■ College Retirement Equities Fund

CREF Money Market Account

Performance for the twelve months ended December 31, 2021

The CREF Money Market Account returned 0.00% for the year, compared with the 0.01% return of the iMoneyNet Money Fund Averages™—All Government, a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average. (All returns for the Account are for Class R1.)

The U.S. economy grew at a solid pace during the period, despite ongoing supply-chain bottlenecks and the impact of new COVID-19 variants. The unemployment rate fell from 6.3% in January 2021 to 3.9% in December. Core inflation, which includes all items except food and energy, rose 5.5% over the twelve months ended December 31, 2021, while crude oil prices increased sharply.

Central banks around the world maintained accommodative monetary policies but grew increasingly cautious about rising inflation. The Federal Reserve maintained the federal funds target rate throughout the period at 0.00%–0.25%, and the European Central Bank left its benchmark rates unchanged at near-zero levels. The Bank of England increased its benchmark rate from 0.10% to 0.25% in December. Yields on U.S. Treasury securities rose for all but one- to three-month maturities, with intermediate-term bond yields having the largest increases (bond yields move in the opposite direction of prices).

During the twelve-month period, continued low short-term interest rates kept yields on government money market securities at near-zero levels. The “secured overnight financing rate” (SOFR), which represents dealer transactions in Treasury collateralized overnight repurchase agreements, declined from 0.10% on January 4, 2021, to 0.05% on December 31, 2021. With short-term interest rates at such low levels, money market fund yields followed suit and remained at almost zero as well.

Account slightly trailed the iMoneyNet average

In an environment of historically low money market rates, the Money Market Account’s return was slightly lower than that of the iMoneyNet average for the year. The Account continued to invest in floating-rate government agency securities, which provide a yield enhancement over short-term fixed-rate securities and could produce higher income if market rates rise. As of December 28, 2021, the Account’s weighted average maturity (WAM) was 40 days, versus 35 days for the iMoneyNet average. iMoneyNet releases their data on a weekly basis, and December 28 was the last date of release for the month.

College Retirement Equities Fund ■ 2021 Annual Report	39

CREF Money Market Account

Net annualized yield for the 7 days ended December 28, 2021§

	Current yield	Effective yield
Money Market Account
Class R1	0.00%	0.00%
Class R2	0.00	0.00
Class R3	0.00	0.00
iMoneyNet Money Fund Averages™—All Government‡	0.01	0.01

The current yield more closely reflects current earnings than does the total return.

§	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of December 31, 2021

Money Market Account#
			Average annual			Estimated
		Total return	total return			annual
	Inception					operating
	date	1 year	5 years	10 years		expenses	*
Class R1	4/1/1988	0.00%	0.63%	0.31%		0.390%
Class R2	4/24/2015	0.00	0.81	0.41	†	0.235
Class R3	4/24/2015	0.00	0.87	0.45	†	0.185
iMoneyNet Money Fund Averages™—All Government‡	—	0.01	0.79	0.41		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You could lose money by investing in this Account. Because the accumulation unit value of the Account will fluctuate, the value of your investment may increase or decrease. An investment in the Account is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Account’s sponsor has no legal obligation to provide support to the Account, and you should not expect that the sponsor will provide financial support to the Account at any time. For a detailed discussion of risk, please see the prospectus. The current yield more closely reflects current earnings than does the total return.

Note: Unlike most money market funds, the CREF Money Market Account does not distribute income on a daily basis. Therefore, the Account does not maintain a constant value of $1.00 per accumulation unit.

#	Between July 16, 2009, and March 7, 2017, TIAA withheld (“waived”) a portion of the 12b–1 distribution and/or administrative expenses for each class of the CREF Money Market Account when a class’ yield was less than zero. Without this waiver, the total returns of the Money Market Account would have been lower. For a period of three years after the date an amount was waived, it was eligible for recoupment by TIAA, under certain conditions. All eligible expenses were recouped by July 2018 for Class R3, September 2018 for Class R2 and June 2019 for Class R1.
TIAA has agreed to withhold (“waive”) a portion of the Rule 12b-1 distribution and/or administrative expenses for each class of the CREF Money Market Account (the “Account”) when a class’ yield is less than zero. Without this waiver, the total returns of each class of the Account would be lower, and could be negative. TIAA may, for a period of three years after the date an amount was waived, recover from the Account a portion of the amounts waived at such time as the class’ daily yield would be positive absent the effect of the waiver and, in

40	2021 Annual Report ■ College Retirement Equities Fund

CREF Money Market Account

such event, the amount of recovery on any day will be approximately 25% of the class’ yield (net of all other expenses) on that day. This limited waiver terminated on December 31, 2021. Upon expiration of the waiver, the total returns of each class of the Account will be lower, and could be negative, particularly if interest rates remain low at the time of the waiver’s expiration.
*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
‡	The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. agencies, repurchase agreements and government-backed floating-rate notes. You cannot invest directly in it.

Expense example

Six months ended December 31, 2021

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
Money Market Account	(7/1/21)	(12/31/21)	(7/1/21-12/31/21)
Actual return
Class R1	$1,000.00	$1,000.00	$0.30
Class R2	1,000.00	1,000.00	0.30
Class R3	1,000.00	1,000.00	0.30

5% annual hypothetical return
Class R1	1,000.00	1,024.90	0.31
Class R2	1,000.00	1,024.90	0.31
Class R3	1,000.00	1,024.90	0.31

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2021. The Account’s annualized six-month expense ratios for that period were 0.06% for Class R1, 0.06% for Class R2 and 0.06% for Class R3. The expense charges of the Account reflect a voluntary waiver. Without this waiver, the expenses of the account would have been higher and its performance lower.

For more information about this expense example, please see page 10.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2021
Class R1	0.07%
Class R2	0.07%
Class R3	0.07%

College Retirement Equities Fund ■ 2021 Annual Report	41

CREF Money Market Account

Account profile
as of 12/31/2021
Net assets	$8.36 billion
Number of issues	185
Portfolio composition
% of net assets
Sector	as of 12/31/2021
U.S. government agency securities*	52.5
U.S. Treasury securities*	24.2
Floating-rate securities, government*	23.7
Other assets & liabilities, net	–0.4
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

42	2021 Annual Report ■ College Retirement Equities Fund

Summary portfolio of investments

CREF Stock Account  ■  December 31, 2021

Principal			Issuer	Value (000)	% of net assets
BONDS

CORPORATE BONDS
FOOD, BEVERAGE & TOBACCO				$62	0.0%
		TOTAL CORPORATE BONDS	(Cost $64)	62	0.0

GOVERNMENT BONDS
U.S. TREASURY SECURITIES				302	0.0
		TOTAL GOVERNMENT BONDS	(Cost $300)	302	0.0
		TOTAL BONDS	(Cost $364)	364	0.0

Shares		Company

COMMON STOCKS
AUTOMOBILES & COMPONENTS
1,299,808	*,n		Tesla, Inc	1,373,611	1.0
			Other	2,204,413	1.6
				3,578,024	2.6
BANKS
19,484,297			Bank of America Corp	866,856	0.6
5,281,841			JPMorgan Chase & Co	836,380	0.6
13,713,738			Wells Fargo & Co	657,985	0.5
			Other	7,130,549	5.1
				9,491,770	6.8
CAPITAL GOODS
2,268,986			Honeywell International, Inc	473,106	0.4
5,335,629	e		Raytheon Technologies Corp	459,184	0.4
			Other	9,051,271	6.4
				9,983,561	7.2
COMMERCIAL & PROFESSIONAL SERVICES				2,018,374	1.4

CONSUMER DURABLES & APPAREL
2,413,718			Nike, Inc (Class B)	402,294	0.3
			Other	2,983,224	2.1
				3,385,518	2.4
CONSUMER SERVICES
7,209,528	*,a,e		Arcos Dorados Holdings	42,032	0.0
2,165,513			McDonald’s Corp	580,509	0.4
			Other	2,579,448	1.9
				3,201,989	2.3
DIVERSIFIED FINANCIALS
2,309,859	*		Berkshire Hathaway, Inc (Class B)	690,648	0.5
6,314,200			Morgan Stanley	619,802	0.5
			Other	5,269,329	3.7
				6,579,779	4.7

See notes to financial statements	College Retirement Equities Fund ■ 2021 Annual Report	43

Summary portfolio of investments	continued

CREF Stock Account ■ December 31, 2021

Shares		Company	Value (000)	% of net assets
ENERGY
3,891,550		Chevron Corp	$456,673	0.3%
		Other	3,977,071	2.9
			4,433,744	3.2
FOOD & STAPLES RETAILING
947,479		Costco Wholesale Corp	537,884	0.4
3,758,539		Walmart, Inc	543,823	0.4
		Other	950,211	0.7
			2,031,918	1.5
FOOD, BEVERAGE & TOBACCO
4,138,665		Nestle S.A.	577,829	0.4
2,396,648		PepsiCo, Inc	416,322	0.3
		Other	3,517,032	2.5
			4,511,183	3.2
HEALTH CARE EQUIPMENT & SERVICES
3,602,870		Abbott Laboratories	507,068	0.4
2,036,876		UnitedHealth Group, Inc	1,022,797	0.8
		Other	4,868,214	3.4
			6,398,079	4.6
HOUSEHOLD & PERSONAL PRODUCTS
4,247,130		Procter & Gamble Co	694,746	0.5
		Other	1,287,964	0.9
			1,982,710	1.4
INSURANCE			3,191,975	2.3
MATERIALS			6,626,973	4.8

MEDIA & ENTERTAINMENT
547,955	*,n	Alphabet, Inc (Class A)	1,587,448	1.2
569,461	*,n	Alphabet, Inc (Class C)	1,647,787	1.2
11,018,668		Comcast Corp (Class A)	554,570	0.4
5,682,338	*,a,e	iClick Interactive Asia Group Ltd (ADR)	26,196	0.0
4,420,992	*,a,e	HUYA, Inc (ADR)	30,682	0.0
3,979,559	*	Meta Platforms, Inc.	1,338,525	1.0
11,028,759		Tencent Holdings Ltd	643,540	0.5
3,460,304	*,n	Walt Disney Co	535,966	0.4
		Other	2,811,659	1.9
			9,176,373	6.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
5,672,714		AbbVie, Inc	768,085	0.6
4,526,831		AstraZeneca plc	528,595	0.4
1,200,730		Danaher Corp	395,052	0.3
3,709,292		Johnson & Johnson	634,549	0.5
10,646,567		Pfizer, Inc	628,680	0.5
1,083,958		Roche Holding AG.	449,692	0.3
		Other	6,102,037	4.2
			9,506,690	6.8
REAL ESTATE			4,178,004	3.0

44	2021 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Stock Account ■ December 31, 2021

Shares		Company		Value (000)	% of net assets
RETAILING
860,291	*	Amazon.com, Inc		$2,868,503	2.1%
1,613,852		Home Depot, Inc		669,765	0.5
64,973,036	a	Lojas Americanas S.A. (Preference)		68,436	0.0
1,800,527	n	Lowe’s Companies, Inc		465,400	0.4
156,345,400	a	Matahari Department Store Tbk PT*		45,527	0.0
		Other		3,475,934	2.5
				7,593,565	5.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
2,618,187		Applied Materials, Inc		411,998	0.3
932,806		ASML Holding NV		747,196	0.6
1,105,294		Broadcom, Inc		735,474	0.6
4,476,069		NVIDIA Corp		1,316,457	1.0
2,614,846		QUALCOMM, Inc		478,177	0.4
42,622,458		Taiwan Semiconductor Manufacturing Co Ltd		942,851	0.7
		Other		3,789,257	2.5
				8,421,410	6.1
SOFTWARE & SERVICES
1,425,486		Accenture plc		590,935	0.4
2,273,551		Mastercard, Inc (Class A)		816,932	0.6
15,124,645	n	Microsoft Corp		5,086,721	3.7
2,494,831	*	PayPal Holdings, Inc		470,475	0.4
2,988,728	*	salesforce.com, Inc		759,525	0.6
637,628	*	ServiceNow, Inc		413,891	0.3
3,139,340		Visa, Inc (Class A)		680,326	0.5
		Other		6,566,536	4.6
				15,385,341	11.1

TECHNOLOGY HARDWARE & EQUIPMENT
25,113,653	d	Apple, Inc		4,459,431	3.2
12,199,966		Cisco Systems, Inc		773,112	0.6
6,716,634		Samsung Electronics Co Ltd		441,114	0.3
		Other		2,565,633	1.8
				8,239,290	5.9
TELECOMMUNICATION SERVICES				1,675,929	1.2

TRANSPORTATION
2,602,045		Union Pacific Corp		655,533	0.5
		Other		2,083,854	1.5
				2,739,387	2.0

UTILITIES				3,226,210	2.3
		TOTAL COMMON STOCKS	(Cost $108,787,929)	137,557,796	98.9

PURCHASED OPTIONS
MEDIA & ENTERTAINMENT				19	0.0
		TOTAL PURCHASED OPTIONS	(Cost $1,151)	19	0.0

See notes to financial statements	College Retirement Equities Fund ■ 2021 Annual Report	45

Summary portfolio of investments	continued

CREF Stock Account ■ December 31, 2021

Shares	Company		Value (000)	% of net assets
PREFERRED STOCKS
REAL ESTATE			$17	0.0%
	TOTAL PREFERRED STOCKS	(Cost $20)	17	0.0
RIGHTS / WARRANTS
AUTOMOBILES & COMPONENTS			103	0.0
CAPITAL GOODS			32	0.0
COMMERCIAL & PROFESSIONAL SERVICES			32	0.0
CONSUMER DURABLES & APPAREL			1,251	0.0
CONSUMER SERVICES			17	0.0
DIVERSIFIED FINANCIALS			8	0.0
ENERGY			4	0.0
HEALTH CARE EQUIPMENT & SERVICES			22	0.0
MATERIALS			12	0.0
MEDIA & ENTERTAINMENT			761	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			87	0.0
REAL ESTATE			17	0.0
TECHNOLOGY HARDWARE & EQUIPMENT			5	0.0
TRANSPORTATION			16	0.0
	TOTAL RIGHTS / WARRANTS	(Cost $609)	2,367	0.0

Principal	Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			1,291,219	0.9
REPURCHASE AGREEMENT			113,560	0.1
TREASURY DEBT			96,836	0.0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
CERTIFICATE OF DEPOSIT			52,000	0.0
COMMERCIAL PAPER			61,956	0.1
REPURCHASE AGREEMENT			689,000	0.5
TREASURY DEBT			254,986	0.2
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			1,057,942	0.8
	TOTAL SHORT-TERM INVESTMENTS	(Cost $2,559,664)	2,559,557	1.8

	TOTAL PORTFOLIO	(Cost $111,349,737)	140,120,120	100.7
	OTHER ASSETS & LIABILITIES, NET		(949,978)	(0.7)
	NET ASSETS		$139,170,142	100.0%

46	2021 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Stock Account ■ December 31, 2021

ADR	American Depositary Receipt
*	Non-income producing
a	Affiliated holding
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,746,890,302. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/21, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $1,629,222,198 or 1.2% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Purchased options outstanding as of December 31, 2021 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Sea Ltd, Call	350	$1,151	$360.00	03/18/22	$19

Written options outstanding as of December 31, 2021 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Advantest Corp, Call	270	$ (19)	$11,500.00	01/13/22	$(19)
Alphabet, Inc, Call	5	(5)	3,300.00	01/21/22	(0)^
Baozun, Inc, Call	2,500	(123)	15.00	01/21/22	(88)
Ciena Corp, Put	30	(1)	60.00	01/21/22	(0)^
Crocs, Inc, Put	30	(3)	90.00	01/21/22	(1)
Estee Lauder Cos, Inc, Call	20	(3)	400.00	01/21/22	(1)
GDS Holdings Ltd, Call	2,400	(284)	55.00	01/21/22	(264)
Generac Holdings, Inc, Put	20	(6)	310.00	01/21/22	(3)
Intuitive Surgical, Inc, Put	213	(311)	320.00	01/21/22	(42)
Kornit Digital Ltd, Call	50	(10)	160.00	01/21/22	(16)
Lowe’s Cos, Inc, Call	10	(1)	280.00	01/21/22	(0)^
Lowe’s Cos, Inc, Call	10	(1)	290.00	01/21/22	(0)^
Microsoft Corp, Put	20	(4)	290.00	01/21/22	(1)
Nintendo Co Ltd, Put	30	(16)	50,000.00	01/13/22	(14)
Renesas Electronics Corp, Call	2,650	(1)	1,600.00	01/13/22	(5)
Sea Ltd, Call	350	(409)	440.00	03/18/22	(9)
Sea Ltd, Put	10	(3)	160.00	01/21/22	(1)
Sea Ltd, Put	20	(11)	190.00	01/21/22	(3)
Sea Ltd, Put	350	(690)	300.00	03/18/22	(2,747)
SUMCO Corp, Call	670	(1)	2,600.00	01/13/22	(3)
Tesla, Inc, Call	129	(253)	1,300.00	01/21/22	(92)
Tesla, Inc, Put	5	(10)	800.00	01/21/22	(1)
Tesla, Inc, Put	126	(477)	900.00	01/21/22	(127)
ViacomCBS, Inc, Put	45	(27)	35.00	06/17/22	(30)
Walt Disney Co, Put	15	(4)	130.00	02/18/22	(1)
Walt Disney Co, Put	15	(5)	135.00	02/18/22	(1)
Total	9,993	$(2,678)			$(3,469)
^	Amount represents less than $1,000.

See notes to financial statements	College Retirement Equities Fund ■ 2021 Annual Report	47

Summary portfolio of investments	concluded

CREF Stock Account ■ December 31, 2021

Futures contracts outstanding as of December 31, 2021 were as follows (dollar amounts are in thousands):

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
Russell 2000 E Mini Index	482		03/18/22	$54,638	$54,052	$(586)
S&P 500 E Mini Index	3,263		03/18/22	765,059	776,349	11,290
S&P Mid-Cap 400 E Mini Index	299		03/18/22	84,100	84,847	747
Total	4,044			$903,797	$915,248	$11,451

Forward foreign currency contracts outstanding as of December 31, 2021 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation )
	$80,315	CAD	100,000	Bank of America	02/08/22	$1,265
	$23,230	EUR	20,000	Bank of America	02/09/22	442
	$13,495	GBP	10,000	Bank of America	02/09/22	(39)
CAD	100,000		$80,389	Bank of America	02/08/22	(1,338)
EUR	20,000		$23,164	Bank of America	02/09/22	(376)
GBP	10,000		$13,569	Bank of America	02/09/22	(36)
JPY	2,235,080		$19,823	Bank of America	02/09/22	(387)
Total						$(469)
	$100,000	CAD	124,456	Morgan Stanley	02/08/22	$1,616
EUR	4,087		$4,748	Morgan Stanley	02/09/22	(92)
Total						$1,524
	$7,402	AUD	10,000	Toronto Dominion Bank	02/09/22	$126
	$14,804	AUD	20,000	Toronto Dominion Bank	02/09/22	252
	$5,196	AUD	7,015	Toronto Dominion Bank	02/09/22	91
	$2,598	AUD	3,508	Toronto Dominion Bank	02/09/22	45
	$16,064	CAD	20,000	Toronto Dominion Bank	02/08/22	254
	$3,936	CAD	4,899	Toronto Dominion Bank	02/08/22	63
	$34,749	EUR	30,000	Toronto Dominion Bank	02/09/22	567
	$67,468	GBP	50,000	Toronto Dominion Bank	02/09/22	(201)
	$6,747	GBP	5,000	Toronto Dominion Bank	02/09/22	(20)
EUR	17,215		$20,000	Toronto Dominion Bank	02/09/22	(385)
GBP	5,000		$6,787	Toronto Dominion Bank	02/09/22	(20)
JPY	20,000		$177	Toronto Dominion Bank	02/09/22	(3)
Total						$769
Total						$1,824

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

48	2021 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments

CREF Global Equities Account  ■  December 31, 2021

Principal		Issuer	Value (000)	% of net assets
CORPORATE BONDS
INDIA			$16	0.0%
	TOTAL CORPORATE BONDS	(Cost $16)	16	0.0

Shares		Company

COMMON STOCKS
ARGENTINA			13,070	0.0
AUSTRALIA			333,797	1.2
AUSTRIA			33,859	0.1
BELGIUM			28,986	0.1
BERMUDA			1,759	0.0
BRAZIL			243,645	0.8
CANADA			486,638	1.7
CHILE			5,338	0.0
CHINA
5,084,800		Tencent Holdings Ltd	296,703	1.0
		Other	759,976	2.7
			1,056,679	3.7
COLOMBIA			2,473	0.0
CZECH REPUBLIC			1,878	0.0
DENMARK			133,899	0.5
EGYPT			743	0.0
FINLAND			93,100	0.3
FRANCE
585,052		Cap Gemini S.A.	143,385	0.5
		Other	877,493	3.1
			1,020,878	3.6
GERMANY
986,460		Siemens AG.	170,858	0.6
		Other	425,547	1.5
			596,405	2.1
GREECE			3,571	0.0
HONG KONG			86,438	0.3
HUNGARY			9,509	0.0
INDIA			230,936	0.8
INDONESIA			41,995	0.1

See notes to financial statements	College Retirement Equities Fund ■ 2021 Annual Report	49

Summary portfolio of investments	continued

CREF Global Equities Account ■ December 31, 2021

Shares	Company	Value (000)	% of net assets
IRELAND		$199,272	0.7%
ISRAEL		46,750	0.2
ITALY		246,872	0.9
JAPAN
2,772,600	Recruit Holdings Co Ltd	168,728	0.6
2,070,265	Sony Corp	261,429	0.9
8,140,410 *	Toyota Motor Corp	150,456	0.5
	Other	993,416	3.5
		1,574,029	5.5
KOREA, REPUBLIC OF
2,815,556	Samsung Electronics Co Ltd	184,911	0.7
	Other	213,131	0.7
		398,042	1.4
KUWAIT		9,028	0.0
LUXEMBOURG		29,449	0.1
MACAU		1,556	0.0
MALAYSIA		19,496	0.1
MEXICO		35,301	0.1
NETHERLANDS
296,159	ASML Holding NV	237,229	0.8
13,642,422	ING Groep NV	189,671	0.7
	Other	199,494	0.7
		626,394	2.2
NEW ZEALAND		8,685	0.0
NORWAY		175,990	0.6
PERU		3,505	0.0
PHILIPPINES		16,399	0.1
POLAND		14,667	0.1
PORTUGAL		31,742	0.1
QATAR		7,874	0.0
ROMANIA		673	0.0
RUSSIA		179,246	0.6
SAUDI ARABIA		62,888	0.2
SINGAPORE		71,909	0.3
SOUTH AFRICA		64,830	0.2
SPAIN		147,751	0.5
SWEDEN		182,258	0.6

50	2021 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Global Equities Account ■ December 31, 2021

Shares		Company	Value (000)	% of net assets
SWITZERLAND
195,551		Lonza Group AG.	$162,813	0.6%
486,423		Roche Holding AG.	201,798	0.7
		Other	240,745	0.8
			605,356	2.1
TAIWAN
15,637,100		Taiwan Semiconductor Manufacturing Co Ltd	345,908	1.2
		Other	185,295	0.7
			531,203	1.9
TANZANIA, UNITED REPUBLIC OF			1,918	0.0
THAILAND			25,719	0.1
TURKEY			3,360	0.0
UNITED ARAB EMIRATES			17,408	0.1

UNITED KINGDOM
1,464,596		AstraZeneca plc	171,020	0.6
2,589,939		Diageo plc	141,608	0.5
636,125		Linde plc (Xetra)	220,740	0.8
		Other	738,000	2.5
			1,271,368	4.4
UNITED STATES
1,287,461		Abbott Laboratories	181,197	0.6
1,381,295		AbbVie, Inc	187,027	0.6
374,534		Accenture plc	155,263	0.5
102,893	*	Alphabet, Inc (Class A)	298,085	1.0
113,866	*	Alphabet, Inc (Class C)	329,482	1.1
184,351	*	Amazon.com, Inc	614,689	2.1
5,747,631	d	Apple, Inc	1,020,607	3.6
461,094		Broadcom, Inc	306,817	1.1
2,910,740		Cisco Systems, Inc	184,454	0.6
3,059,525		Coca-Cola Co	181,155	0.6
396,867		Costco Wholesale Corp	225,301	0.8
2,740,551		Exxon Mobil Corp	167,694	0.6
4,161,724		Freeport-McMoRan, Inc (Class B)	173,669	0.6
361,853		Goldman Sachs Group, Inc	138,427	0.5
695,299		Home Depot, Inc	288,556	1.0
763,236		Honeywell International, Inc	159,142	0.6
1,601,074		JPMorgan Chase & Co	253,530	0.9
386,763		KLA Corp	166,351	0.6
692,302		McDonald’s Corp	185,585	0.6
3,145,095		Microsoft Corp	1,057,758	3.7
2,523,867		Morgan Stanley	247,743	0.9
1,061,795		Nike, Inc (Class B)	176,969	0.6
614,132		NVIDIA Corp	180,622	0.6
860,667	*	PayPal Holdings, Inc	162,305	0.6
1,515,180		Procter & Gamble Co	247,853	0.9
1,096,037	*	salesforce.com, Inc	278,536	1.0

See notes to financial statements	College Retirement Equities Fund ■ 2021 Annual Report	51

Summary portfolio of investments	continued

CREF Global Equities Account ■ December 31, 2021

Shares		Company		Value (000)	% of net assets
UNITED STATES—continued
775,008		Schneider Electric S.A.		$152,363	0.5%
372,472	*	ServiceNow, Inc		241,775	0.8
290,000	*	Tesla, Inc		306,466	1.1
920,214		Union Pacific Corp		231,830	0.8
504,888		UnitedHealth Group, Inc		253,524	0.9
896,163		Visa, Inc (Class A)		194,208	0.7
1,065,161		Walmart, Inc		154,118	0.5
1,246,105	*	Walt Disney Co		193,009	0.7
4,715,729		Wells Fargo & Co		226,261	0.8
		Other		7,754,346	27.0
				17,276,717	60.1
		TOTAL COMMON STOCKS	(Cost $21,445,983)	28,313,251	98.5

RIGHTS / WARRANTS
AUSTRALIA				21	0.0
KOREA, REPUBLIC OF				12	0.0
SWITZERLAND				213	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $10)	246	0.0
Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				396,372	1.4
REPURCHASE AGREEMENTS				19,280	0.1
TREASURY DEBT				22,517	0.1

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
CERTIFICATE OF DEPOSIT				8,000	0.0
COMMERCIAL PAPER				7,994	0.0
REPURCHASE AGREEMENTS				67,000	0.2
TREASURY DEBT				26,190	0.1
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				109,184	0.3
		TOTAL SHORT-TERM INVESTMENTS	(Cost $547,367)	547,353	1.9

		TOTAL PORTFOLIO	(Cost $21,993,376)	28,860,866	100.4
		OTHER ASSETS & LIABILITIES, NET		(117,570)	(0.4)
		NET ASSETS		$28,743,296	100.0%

52	2021 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Global Equities Account ■ December 31, 2021

*	Non-income producing

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/21, the aggregate value of securities on loan is $160,847,614. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

At 12/31/21, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $368,748,110 or 1.3% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of December 31, 2021 were as follows (dollar amounts are in thousands):

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
MSCI EAFE Index	731		03/18/22	$83,676	$84,862	$1,186
S&P 500 E Mini Index	896		03/18/22	210,515	213,181	2,666
Total	1,627			$294,191	$298,043	$3,852

See notes to financial statements	College Retirement Equities Fund ■ 2021 Annual Report	53

Summary portfolio of investments

CREF Growth Account  ■  December 31, 2021

Shares		Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
1,719,575	*	Aptiv plc	$283,644	0.7%
1,278,423	*,n	Tesla, Inc	1,351,012	3.4
		Other	143,385	0.4
			1,778,041	4.5
CAPITAL GOODS
8,044,932		Carrier Global Corp	436,357	1.1
470,266		Roper Technologies Inc	231,305	0.6
		Other	481,080	1.2
			1,148,742	2.9
COMMERCIAL & PROFESSIONAL SERVICES			477,684	1.2
CONSUMER DURABLES & APPAREL
3,146,702		Nike, Inc (Class B)	524,461	1.3
		Other	249,925	0.6
			774,386	1.9
CONSUMER SERVICES
149,507	*	Booking Holdings, Inc	358,702	0.9
168,858	*	Chipotle Mexican Grill, Inc (Class A)	295,206	0.7
		Other	424,081	1.1
			1,077,989	2.7
DIVERSIFIED FINANCIALS
2,554,131		Charles Schwab Corp	214,803	0.5
1,084,500	e	iShares Russell 1000 Growth Index Fund	331,412	0.8
2,497,330		Morgan Stanley	245,138	0.6
625,449		S&P Global, Inc	295,168	0.8
		Other	151,367	0.4
			1,237,888	3.1
FOOD & STAPLES RETAILING
1,597,668		Costco Wholesale Corp	906,996	2.3
			906,996	2.3
FOOD, BEVERAGE & TOBACCO
3,842,858	*	Monster Beverage Corp	369,068	0.9
		Other	87,125	0.2
			456,193	1.1
HEALTH CARE EQUIPMENT & SERVICES
738,750	*	Align Technology, Inc	485,492	1.2
830,893	*	DexCom, Inc	446,148	1.1
1,059,188	*,n	Intuitive Surgical, Inc	380,566	1.0
		Other	595,624	1.5
			1,907,830	4.8

54	2021 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Growth Account ■ December 31, 2021

Shares		Company	Value (000)	% of net assets
HOUSEHOLD & PERSONAL PRODUCTS
674,280		Estee Lauder Cos (Class A)	$249,618	0.6%
			249,618	0.6
INSURANCE			145,081	0.4
MATERIALS
1,090,071		Sherwin-Williams Co	383,879	1.0
		Other	94,783	0.2
			478,662	1.2
MEDIA & ENTERTAINMENT
481,895	*	Alphabet, Inc (Class A)	1,396,069	3.5
345,796	*	Alphabet, Inc (Class C)	1,000,592	2.5
2,967,078	*	Match Group, Inc	392,396	1.0
4,914,784	*	Meta Platforms, Inc.	1,653,088	4.1
		Other	893,153	2.3
			5,335,298	13.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
10,141,413	*	Avantor, Inc	427,359	1.1
3,430,391	*	Horizon Therapeutics Plc	369,659	0.9
2,700,081		Zoetis, Inc	658,901	1.6
		Other	707,629	1.8
			2,163,548	5.4
RETAILING
794,412	*	Amazon.com, Inc	2,648,840	6.6
953,350	*	Burlington Stores, Inc	277,911	0.7
1,659,114		Lowe’s Companies, Inc	428,848	1.1
3,591,320		TJX Companies, Inc	272,653	0.7
		Other	425,836	1.1
			4,054,088	10.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,944,324		Applied Materials, Inc	305,959	0.8
911,541		Broadcom, Inc	606,548	1.5
582,941		Lam Research Corp	419,222	1.0
2,533,441		Marvell Technology, Inc	221,651	0.6
429,113		Monolithic Power Systems, Inc	211,694	0.5
4,828,682		NVIDIA Corp	1,420,164	3.6
1,460,856		QUALCOMM, Inc	267,147	0.7
		Other	291,398	0.7
			3,743,783	9.4

See notes to financial statements	College Retirement Equities Fund ■ 2021 Annual Report	55

Summary portfolio of investments	continued

CREF Growth Account ■ December 31, 2021

Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES
1,411,004	*	Block Inc		$227,891	0.6%
1,194,474		Intuit, Inc		768,310	1.9
2,208,643		Mastercard, Inc (Class A)		793,610	2.0
12,155,604		Microsoft Corp		4,088,173	10.3
436,575	*	Palo Alto Networks, Inc		243,067	0.6
3,722,896	*	PayPal Holdings, Inc		702,064	1.8
3,956,135	*	salesforce.com, Inc		1,005,373	2.5
956,650	*	ServiceNow, Inc		620,971	1.6
700,311	*	Synopsys, Inc		258,065	0.6
1,072,705	*	Twilio, Inc		282,486	0.7
3,535,213		Visa, Inc (Class A)		766,116	1.9
		Other		1,216,313	3.0
				10,972,439	27.5
TECHNOLOGY HARDWARE & EQUIPMENT
11,233,224		Apple, Inc		1,994,684	5.0
				1,994,684	5.0
TELECOMMUNICATION SERVICES				68,028	0.2
TRANSPORTATION
5,133,984	*	Uber Technologies, Inc		215,268	0.5
1,375,743		Union Pacific Corp		346,591	0.9
				561,859	1.4
		TOTAL COMMON STOCKS	(Cost $29,912,433)	39,532,837	99.2

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				87,000	0.2
TREASURY DEBT				8,395	0.0

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
65,478,995	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030%	65,479	0.2
		TOTAL SHORT-TERM INVESTMENTS	(Cost $160,875)	160,874	0.4

		TOTAL PORTFOLIO	(Cost $30,073,308)	39,693,711	99.6
		OTHER ASSETS & LIABILITIES, NET		150,153	0.4
		NET ASSETS		$39,843,864	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $154,370,834. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

56	2021 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Growth Account  ■  December 31, 2021

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/21, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $187,969,626 or 0.5% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Written options outstanding as of December 31, 2021 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Intuitive Surgical, Inc, Put	615	$(897)	$320.00	01/21/22	$(122)
Tesla, Inc, Call	477	(942)	1,300.00	01/21/22	(339)
Tesla, Inc, Put	477	(1,807)	900.00	01/21/22	(481)
Total	1,569	$(3,646)			$(942)

See notes to financial statements	College Retirement Equities Fund ■ 2021 Annual Report	57

Summary portfolio of investments

CREF Equity Index Account  ■  December 31, 2021

Shares		Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
432,832	*	Tesla, Inc	$457,408	1.8%
		Other	169,610	0.6
			627,018	2.4
BANKS
3,852,559		Bank of America Corp	171,400	0.7
1,574,258		JPMorgan Chase & Co	249,284	1.0
2,139,804		Wells Fargo & Co	102,668	0.4
		Other	562,362	2.1
			1,085,714	4.2
CAPITAL GOODS			1,482,525	5.8
COMMERCIAL & PROFESSIONAL SERVICES			309,463	1.2
CONSUMER DURABLES & APPAREL
664,586		Nike, Inc (Class B)	110,767	0.5
		Other	253,295	0.9
			364,062	1.4
CONSUMER SERVICES
400,133		McDonald’s Corp	107,264	0.4
		Other	444,272	1.8
			551,536	2.2
DIVERSIFIED FINANCIALS
981,264	*	Berkshire Hathaway, Inc (Class B)	293,398	1.2
		Other	996,865	3.8
			1,290,263	5.0
ENERGY
1,035,140		Chevron Corp	121,474	0.5
2,270,917	d	Exxon Mobil Corp	138,957	0.5
		Other	422,886	1.7
			683,317	2.7
FOOD & STAPLES RETAILING
236,934		Costco Wholesale Corp	134,508	0.5
766,796		Walmart, Inc	110,948	0.5
		Other	89,848	0.3
			335,304	1.3
FOOD, BEVERAGE & TOBACCO
2,077,610		Coca-Cola Co	123,015	0.5
739,576		PepsiCo, Inc	128,472	0.5
		Other	435,906	1.7
			687,393	2.7

58	2021 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Equity Index Account ■ December 31, 2021

Shares		Company	Value (000)	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
929,468		Abbott Laboratories	$130,813	0.5%
504,241		UnitedHealth Group, Inc	253,200	1.0
		Other	1,094,581	4.2
			1,478,594	5.7
HOUSEHOLD & PERSONAL PRODUCTS
1,290,662		Procter & Gamble Co	211,127	0.8
		Other	154,839	0.6
			365,966	1.4
INSURANCE			508,828	2.0
MATERIALS			623,574	2.4
MEDIA & ENTERTAINMENT
160,955	*	Alphabet, Inc (Class A)	466,293	1.8
150,161	*	Alphabet, Inc (Class C)	434,504	1.7
2,441,951		Comcast Corp (Class A)	122,903	0.5
1,264,882	*	Meta Platforms, Inc.	425,443	1.7
231,094	*	Netflix, Inc	139,220	0.6
971,416	*	Walt Disney Co	150,463	0.6
		Other	345,237	1.2
			2,084,063	8.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
947,035		AbbVie, Inc	128,229	0.5
339,367		Danaher Corp	111,655	0.5
455,955		Eli Lilly & Co	125,944	0.5
1,412,966		Johnson & Johnson	241,716	1.0
1,356,565		Merck & Co, Inc	103,967	0.4
2,992,253		Pfizer, Inc	176,693	0.7
210,446		Thermo Fisher Scientific, Inc	140,418	0.6
		Other	918,721	3.4
			1,947,343	7.6
REAL ESTATE			920,613	3.6
RETAILING
232,283	*	Amazon.com, Inc	774,511	3.0
570,071		Home Depot, Inc	236,585	0.9
370,444		Lowe’s Companies, Inc	95,752	0.4
		Other	513,871	2.0
			1,620,719	6.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
648,573	*	Advanced Micro Devices, Inc	93,330	0.4
213,856		Broadcom, Inc	142,302	0.6
2,161,990		Intel Corp	111,342	0.4
1,280,309		NVIDIA Corp	376,552	1.5
605,166		QUALCOMM, Inc	110,667	0.4
493,708		Texas Instruments, Inc	93,049	0.4
		Other	572,172	2.1
			1,499,414	5.8

See notes to financial statements	College Retirement Equities Fund ■ 2021 Annual Report	59

Summary portfolio of investments	continued

CREF Equity Index Account ■ December 31, 2021

Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES
340,499		Accenture plc		$141,154	0.6%
255,432	*	Adobe, Inc		144,845	0.6
468,147		Mastercard, Inc (Class A)		168,215	0.7
4,035,012		Microsoft Corp		1,357,055	5.3
631,765	*	PayPal Holdings, Inc		119,138	0.5
500,653	*	salesforce.com, Inc		127,231	0.5
908,191		Visa, Inc (Class A)		196,814	0.8
		Other		1,514,626	5.7
				3,769,078	14.7
TECHNOLOGY HARDWARE & EQUIPMENT
8,262,656		Apple, Inc		1,467,200	5.7
2,263,452		Cisco Systems, Inc		143,435	0.6
		Other		351,371	1.4
				1,962,006	7.7
TELECOMMUNICATION SERVICES
3,831,720		AT&T, Inc		94,260	0.4
2,218,488		Verizon Communications, Inc		115,273	0.5
		Other		56,205	0.2
				265,738	1.1
TRANSPORTATION				481,762	1.9
UTILITIES
1,051,619		NextEra Energy, Inc		98,179	0.4
		Other		528,618	2.0
				626,797	2.4
		TOTAL COMMON STOCKS	(Cost $7,885,662)	25,571,090	99.6

RIGHTS / WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				2	0.0
		TOTAL RIGHTS / WARRANTS (Cost $1)		2	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				67,079	0.3
REPURCHASE AGREEMENT				32,395	0.1

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
77,919,775	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030%	77,920	0.3
		TOTAL SHORT-TERM INVESTMENTS	(Cost $177,393)	177,394	0.7

		TOTAL PORTFOLIO	(Cost $8,063,056)	25,748,486	100.3
		OTHER ASSETS & LIABILITIES, NET		(68,502)	(0.3)
		NET ASSETS		$25,679,984	100.0%

60	2021 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Equity Index Account  ■  December 31, 2021

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/21, the aggregate value of securities on loan is $171,025,790. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of December 31, 2021 were as follows (dollar amounts are in thousands):

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
S&P 500 E Mini Index	364		03/18/22	$84,469	$86,605	$2,136

See notes to financial statements	College Retirement Equities Fund ■ 2021 Annual Report	61

Summary portfolio of investments

CREF Bond Market Account  ■  December 31, 2021

Principal	Issuer		Value (000)	% of net assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS			$3,666	0.0%
CAPITAL GOODS			5,785	0.0
COMMERCIAL & PROFESSIONAL SERVICES			11,097	0.1
CONSUMER DURABLES & APPAREL			378	0.0
CONSUMER SERVICES			6,481	0.1
DIVERSIFIED FINANCIALS			2,600	0.0
ENERGY			5,040	0.0
FOOD, BEVERAGE & TOBACCO			1,473	0.0
HEALTH CARE EQUIPMENT & SERVICES			10,678	0.1
HOUSEHOLD & PERSONAL PRODUCTS			590	0.0
INSURANCE			4,509	0.0
MATERIALS			7,085	0.1
MEDIA & ENTERTAINMENT			16,856	0.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			8,778	0.1
REAL ESTATE			1,348	0.0
RETAILING			668	0.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			499	0.0
SOFTWARE & SERVICES			6,594	0.1
TECHNOLOGY HARDWARE & EQUIPMENT			1,873	0.0
TELECOMMUNICATION SERVICES			615	0.0
TRANSPORTATION			1,168	0.0
UTILITIES			914	0.0
	TOTAL BANK LOAN OBLIGATIONS	(Cost $99,527)	98,695	0.7
BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS			52,449	0.4
BANKS
$55,925,000	Bank of America Corp	2.592%, 04/29/31	56,494	0.4
39,000,000	Bank of America Corp	1.922%, 10/24/31	37,341	0.3
36,375,000	Citigroup, Inc	3.200%, 10/21/26	38,546	0.3
38,100,000	Citigroup, Inc	2.520%, 11/03/32	38,055	0.3
35,850,000	JPMorgan Chase & Co	2.301%, 10/15/25	36,664	0.3
	Other		989,006	7.3
			1,196,106	8.9

62	2021 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Bond Market Account ■ December 31, 2021

Principal		Issuer		Value (000)	% of net assets
CAPITAL GOODS				$189,145	1.4%
COMMERCIAL & PROFESSIONAL SERVICES				40,268	0.3
CONSUMER DURABLES & APPAREL				1,953	0.0
CONSUMER SERVICES				116,190	0.9
DIVERSIFIED FINANCIALS				528,758	3.9
ENERGY				524,327	3.9
FOOD & STAPLES RETAILING				55,808	0.4
FOOD, BEVERAGE & TOBACCO				147,402	1.1
HEALTH CARE EQUIPMENT & SERVICES				281,382	2.1
HOUSEHOLD & PERSONAL PRODUCTS				7,188	0.1
INSURANCE				169,554	1.2
MATERIALS				170,417	1.2
MEDIA & ENTERTAINMENT				377,115	2.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				215,992	1.6
REAL ESTATE
$ 42,100,000	g	SBA Tower Trust	1.840%, 04/15/27	41,796	0.3
		Other		352,538	2.6
				394,334	2.9
RETAILING				58,485	0.4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				128,091	0.9
SOFTWARE & SERVICES				143,377	1.0
TECHNOLOGY HARDWARE & EQUIPMENT				71,984	0.5
TELECOMMUNICATION SERVICES
46,893,000		AT&T, Inc	2.550%, 12/01/33	45,863	0.3
30,220,000		Verizon Communications, Inc	4.272%, 01/15/36	35,448	0.3
		Other		314,560	2.3
				395,871	2.9
TRANSPORTATION				77,966	0.6
UTILITIES				505,650	3.7
		TOTAL CORPORATE BONDS	(Cost $5,663,286)	5,849,812	43.1
GOVERNMENT BONDS
AGENCY SECURITIES				53,791	0.4
FOREIGN GOVERNMENT BONDS				731,607	5.4
MORTGAGE BACKED
38,422,177		Federal Home Loan Mortgage Corp (FHLMC)	3.000%, 11/01/51	41,003	0.3
63,034,000		Federal National Mortgage Association (FNMA)	2.500%, 01/25/51	64,310	0.5
75,950,000		FNMA	2.000%, 01/25/37	77,767	0.6

See notes to financial statements	College Retirement Equities Fund ■ 2021 Annual Report	63

Summary portfolio of investments	continued

CREF Bond Market Account ■ December 31, 2021

Principal		Issuer		Value (000)	% of net assets
MORTGAGE BACKED—continued
$ 72,650,000	h	FNMA	2.000%, 02/25/37	$74,263	0.5%
66,830,000		FNMA	2.000%, 01/25/51	66,624	0.5
136,820,000		FNMA	3.000%, 01/25/52	141,740	1.0
355,010,000	h	FNMA	2.000%, 02/25/52	353,126	2.6
401,760,000	h	FNMA	2.500%, 02/25/51	408,871	3.0
176,180,000	h	FNMA	3.000%, 02/25/51	182,248	1.3
550,063,368		FNMA	2.000%–9.000%, 07/01/24–01/01/52	521,990	3.8

109,225,000	h	Government National Mortgage Association (GNMA)	2.000%, 01/20/51	110,211	0.8
167,640,000		GNMA	2.500%, 01/20/52	171,674	1.3
74,830,000		GNMA	3.000%, 01/20/51	77,423	0.6
57,740,000	h	GNMA	2.500%, 02/20/52	59,001	0.4
77,550,000	h	GNMA	3.000%, 02/20/52	80,095	0.6
		Other		351,027	2.6
				2,781,373	20.4
MUNICIPAL BONDS				405,024	3.0
U.S. TREASURY SECURITIES
35,680,000		United States Treasury Bond	3.000%, 05/15/45	42,675	0.3
41,710,000		United States Treasury Bond	2.875%, 08/15/45	48,972	0.3
52,140,000		United States Treasury Bond	2.500%, 05/15/46	57,625	0.4
30,710,000		United States Treasury Bond	2.750%, 11/15/47	35,753	0.3
51,995,000		United States Treasury Bond	3.000%, 08/15/48	63,623	0.5
110,019,000		United States Treasury Bond	2.750%–4.750%, 02/15/37–11/15/48	143,921	1.0

33,549,228	k	United States Treasury Inflation Indexed Bonds	0.500%, 04/15/24	35,760	0.3
39,285,000		United States Treasury Note	0.125%, 08/31/22	39,251	0.3
50,000,000		United States Treasury Note	1.500%, 09/15/22	50,428	0.4
79,581,000		United States Treasury Note	0.250%, 11/15/23	78,925	0.6
68,855,000		United States Treasury Note	0.625%, 11/30/27	65,947	0.5
125,979,000	d	United States Treasury Note	2.000%, 08/15/51	128,420	0.9
80,000,000		United States Treasury Note	1.875%, 11/15/51	79,363	0.6
171,190,000		United States Treasury Note	0.125%–1.875%, 10/31/22–05/15/50	166,019	1.2

				1,036,682	7.6
		TOTAL GOVERNMENT BONDS	(Cost $4,890,435)	5,008,477	36.8

STRUCTURED ASSETS
ASSET BACKED
50,500,000		Chase Issuance Trust Series – 2020 A1 (Class A1)	1.530%, 01/15/25	50,983	0.4
37,500,000	g	DB Master Finance LLC Series – 2021 1A (Class A2I)	2.045%, 11/20/51	36,641	0.2
44,800,000		Verizon Owner Trust Series – 2020 A (Class A1A)	1.850%, 07/22/24	45,136	0.3
		Other		908,899	6.7
				1,041,659	7.6
OTHER MORTGAGE BACKED				1,423,868	10.4
		TOTAL STRUCTURED ASSETS	(Cost $2,464,965)	2,465,527	18.0
		TOTAL BONDS	(Cost $13,018,686)	13,323,816	97.9

64	2021 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Bond Market Account ■ December 31, 2021

Shares		Company		Value (000)	% of net assets
PREFERRED STOCKS
BANKS				$19,957	0.1%
		TOTAL PREFERRED STOCKS	(Cost $63,411)	19,957	0.1

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$ 40,000,000		Federal Farm Credit Bank (FFCB)	0.000%, 01/10/22	40,000	0.3
41,785,000		Federal Home Loan Bank (FHLB)	0.000%, 01/04/22	41,785	0.3
144,446,000		FHLB	0.000%, 01/05/22	144,446	1.1
108,627,000		FHLB	0.000%, 01/12/22	108,627	0.8
53,250,000		FHLB	0.000%, 01/19/22	53,250	0.4
40,000,000		FHLB	0.000%, 01/28/22	40,000	0.3
123,375,000		FHLB	0.000%, 02/02/22	123,373	0.9
70,000,000		FHLB	0.000%, 02/04/22	69,999	0.5
104,192,000		FHLB	0.000%, 02/09/22	104,190	0.8
50,000,000		FHLB	0.000%, 02/14/22	49,985	0.4
55,000,000		FHLB	0.000%, 02/18/22	54,999	0.4
53,405,000		FHLB	0.000%, 04/22/22	53,390	0.4
		Other		971,592	7.0
				1,855,636	13.6
TREASURY DEBT
40,000,000		United States Treasury Bill	0.000%, 08/11/22	39,952	0.3
		Other		39,988	0.3
				79,940	0.6
Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
13,709,003	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030%	13,709	0.1
TOTAL INVESTMENT IN REGISTERED INVESTMENT COMPANIES				13,709	0.1
		TOTAL SHORT-TERM INVESTMENTS	(Cost $1,949,518)	1,949,285	14.3

		TOTAL PORTFOLIO	(Cost $15,131,142)	15,391,753	113.0
		OTHER ASSETS & LIABILITIES, NET		(1,769,356)	(13.0)
		NET ASSETS		$13,622,397	100.0%

c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/21, the aggregate value of these securities, including those in “Other,” is $2,930,966,342 or 21.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/21, the aggregate value of securities on loan is $13,400,892. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

Cost amounts are in thousands.

See notes to financial statements	College Retirement Equities Fund ■ 2021 Annual Report	65

Summary portfolio of investments	continued

CREF Bond Market Account  ■  December 31, 2021

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of December 31, 2021 were as follows (dollar amounts are in thousands):

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
US 10YR Ultra	(1,943)		03/22/22	$(279,909)	$(284,528)	$(4,619)

Forward foreign currency contracts outstanding as of December 31, 2021 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation )
	$1,194	NZD	1,667	Australia and New Zealand Banking Group	02/01/22	$53
	$498	NZD	696	Australia and New Zealand Banking Group	02/01/22	22
GBP	69		$94	Australia and New Zealand Banking Group	01/31/22	(1)
Total						$74
	$348	GBP	255	Bank of America	01/31/22	$3
GBP	991		$1,340	Bank of America	01/31/22	2
Total						$5
	$6,339	KRW	7,535,195	Citibank N.A.	02/04/22	$9
Total						$9
	$1,397	CAD	1,777	Goldman Sachs	01/31/22	$(7)
	$1,473	ILS	4,630	Goldman Sachs	01/31/22	(16)
	$799	THB	26,644	Goldman Sachs	01/31/22	1
Total						$(22)
	$7,554	CAD	9,325	Morgan Stanley	01/31/22	$182
	$1,099	CAD	1,367	Morgan Stanley	01/31/22	19
	$1,493	NOK	12,543	Morgan Stanley	01/31/22	70
	$708	PLN	2,968	Morgan Stanley	01/31/22	(27)
	$697	SEK	5,971	Morgan Stanley	01/31/22	36
CAD	1,354		$1,089	Morgan Stanley	01/31/22	(19)
EUR	509		$574	Morgan Stanley	01/31/22	6
	$419	ZAR	6,756	Morgan Stanley	01/31/22	(3)
Total						$264
	$4,624	AUD	6,150	Toronto Dominion Bank	01/31/22	$148
	$19,848	CNY	127,559	Toronto Dominion Bank	01/28/22	(169)
	$91,508	EUR	81,008	Toronto Dominion Bank	01/31/22	(777)
	$3,787	EUR	3,343	Toronto Dominion Bank	03/15/22	(24)
	$24,978	GBP	18,188	Toronto Dominion Bank	01/31/22	362
	$945	GBP	700	Toronto Dominion Bank	01/31/22	(2)
	$504	GBP	378	Toronto Dominion Bank	01/31/22	(8)
	$27,269	JPY	3,093,974	Toronto Dominion Bank	01/31/22	365
Total						$(105)
Total						$225

66	2021 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Bond Market Account  ■  December 31, 2021

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thailand Baht
ZAR	South African Rand

Centrally cleared credit default swap contracts outstanding as of December 31, 2021 were as follows (dollar amounts are in thousands):

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Frequency of payments	Maturity date	Notional amount	*	Upfront premiums paid (received	)	Value	Unrealized appreciation (depreciation	)
CDX-NAIGS37V1-5 Year Index	1.00%	Credit event as specified in contract	Citigroup Global Markets, Inc	Quarterly	12/20/26	$75,000		$(1,699)		$(1,890)	$(191)

*	The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

SOLD

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Frequency of payments	Maturity date	Notional amount	*	Upfront premiums paid (received	)	Value	Unrealized appreciation (depreciation	)
CDX-NAIGS37V1- 5 Year Index	Credit event as specified in contract	1.00%	Citigroup Global Markets, Inc	Quarterly	12/20/26	$37,500		$758		$924	$166

*	The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

See notes to financial statements	College Retirement Equities Fund ■ 2021 Annual Report	67

Summary portfolio of investments

CREF Inflation-Linked Bond Account  ■  December 31, 2021

Principal		Issuer		Value (000)	% of net assets
BANK LOAN OBLIGATIONS
COMMERCIAL & PROFESSIONAL SERVICES				$2,492	0.0%
CONSUMER SERVICES				5,444	0.1
HEALTH CARE EQUIPMENT & SERVICES				3,352	0.1
MEDIA & ENTERTAINMENT				5,644	0.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				7,497	0.1
RETAILING				2,999	0.0
SOFTWARE & SERVICES				2,964	0.0
UTILITIES				2,482	0.0
		TOTAL BANK LOAN OBLIGATIONS	(Cost $32,860)	32,874	0.4
BONDS

CORPORATE BONDS
BANKS				6,031	0.1
COMMERCIAL & PROFESSIONAL SERVICES				8,888	0.1
DIVERSIFIED FINANCIALS				11,021	0.1
ENERGY				25,852	0.4
HEALTH CARE EQUIPMENT & SERVICES				6,079	0.1
MATERIALS				4,975	0.1
MEDIA & ENTERTAINMENT				9,594	0.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				5,443	0.1
REAL ESTATE				10,094	0.1
RETAILING				4,421	0.0
SOFTWARE & SERVICES				5,383	0.1
TELECOMMUNICATION SERVICES				14,219	0.2
		TOTAL CORPORATE BONDS	(Cost $111,924)	112,000	1.5
GOVERNMENT BONDS
AGENCY SECURITIES
$ 14,985,000		Montefiore Medical Center	2.895%, 04/20/32	15,719	0.2
		Other		3,036	0.0
				18,755	0.2
MORTGAGE BACKED
10,000,000	g,i	Freddie Mac STACR REMIC Trust	1.000%, 12/25/41	10,000	0.1
20,055,164		Government National Mortgage Association (GNMA)	3.600%, 09/15/31	20,853	0.3
9,987,600		GNMA	3.650%, 02/15/32	10,565	0.1
38,019,181		GNMA	1.730%, 07/15/37	37,988	0.5
56,603,124		GNMA	4.250%, 09/15/38	59,730	0.8
24,255,036		GNMA	1.650%, 07/15/42	23,871	0.3

68	2021 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Inflation-Linked Bond Account  ■  December 31, 2021

Principal		Issuer		Value (000)	% of net assets
MORTGAGE BACKED—continued
$ 26,228,351		GNMA	2.750%, 01/15/45	$27,711	0.4%
		Other		11,706	0.1
				202,424	2.6
U.S. TREASURY SECURITIES
262,249,983	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/22	268,719	3.4
364,179,840	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/23	376,101	4.8
263,833,140	k	United States Treasury Inflation Indexed Bonds	0.625%, 04/15/23	275,798	3.5
266,750,900	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/23	280,459	3.6
189,909,070	d,k	United States Treasury Inflation Indexed Bonds	0.625%, 01/15/24	202,091	2.6
223,661,520	k	United States Treasury Inflation Indexed Bonds	0.500%, 04/15/24	238,404	3.0
189,237,750	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/24	201,716	2.6
212,857,600	k	United States Treasury Inflation Indexed Bonds	0.125%, 10/15/24	227,340	2.9
213,643,350	k	United States Treasury Inflation Indexed Bonds	0.250%, 01/15/25	228,876	2.9
112,971,286	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/25	128,644	1.6
173,424,240	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/25	185,502	2.4
230,873,940	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/25	250,745	3.2
300,524,580	k	United States Treasury Inflation Indexed Bonds	0.125%, 10/15/25	323,957	4.1
247,322,882	k	United States Treasury Inflation Indexed Bonds	0.625%, 01/15/26	271,610	3.5
74,291,324	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/26	85,957	1.1
152,888,000	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/26	164,985	2.1
170,729,840	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/26	185,350	2.4
279,051,107	k	United States Treasury Inflation Indexed Bonds	0.125%, 10/15/26	303,447	3.9
227,224,935	k	United States Treasury Inflation Indexed Bonds	0.375%, 01/15/27	249,913	3.2
131,906,554	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/27	159,300	2.0
130,561,200	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/27	144,842	1.9
230,367,555	k	United States Treasury Inflation Indexed Bonds	0.500%, 01/15/28	257,747	3.3
227,552,484	k	United States Treasury Inflation Indexed Bonds	1.750%, 01/15/28	272,962	3.5
121,426,471	k	United States Treasury Inflation Indexed Bonds	3.625%, 04/15/28	161,310	2.1
141,002,240	k	United States Treasury Inflation Indexed Bonds	0.750%, 07/15/28	161,465	2.1
206,973,900	k	United States Treasury Inflation Indexed Bonds	0.875%, 01/15/29	239,328	3.1
151,845,768	k	United States Treasury Inflation Indexed Bonds	2.500%, 01/15/29	194,099	2.5
8,561,584	k	United States Treasury Inflation Indexed Bonds	3.875%, 04/15/29	11,923	0.1
202,148,870	k	United States Treasury Inflation Indexed Bonds	0.250%, 07/15/29	226,488	2.9
166,586,250	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/30	184,882	2.4
132,115,025	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/30	147,803	1.9
161,458,960	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/31	180,763	2.3
242,922,759	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/31	273,038	3.5
69,479,218	k	United States Treasury Inflation Indexed Bonds	3.375%, 04/15/32	103,329	1.3
66,911,670	k	United States Treasury Inflation Indexed Bonds	0.125%, 02/15/51	79,191	1.0
				7,248,084	92.7
		TOTAL GOVERNMENT BONDS	(Cost $6,948,968)	7,469,263	95.5

STRUCTURED ASSETS
ASSET BACKED
8,000,000	g	MVW LLC
		Series - 2021 2A (Class B)	1.830%, 05/20/39	7,948	0.1
		Other		24,413	0.3
				32,361	0.4

See notes to financial statements	College Retirement Equities Fund ■ 2021 Annual Report	69

Summary portfolio of investments	continued

CREF Inflation-Linked Bond Account ■ December 31, 2021

Principal		Issuer		Value (000)	% of net assets
OTHER MORTGAGE BACKED
$30,250,000	g,i	BX Commercial Mortgage Trust
		Series - 2021 XL2 (Class C), LIBOR 1 M + 1.197%	1.307%, 10/15/38	$30,063	0.4%
9,000,000	g,i	Connecticut Avenue Securities Trust
		Series - 2021 R03 (Class 1M2)	1.700%, 12/25/41	9,011	0.1
10,000,000	g,i	Connecticut Avenue Securities Trust
		Series - 2021 R01 (Class 1M2)	1.600%, 10/25/41	10,012	0.1
9,850,334	g,i	Verus Securitization Trust
		Series - 2021 7 (Class A3)	2.240%, 10/25/66	9,826	0.1
		Other		84,841	1.1
				143,753	1.8
		TOTAL STRUCTURED ASSETS	(Cost $176,412)	176,114	2.2
		TOTAL BONDS	(Cost $7,237,304)	7,757,377	99.2

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				7,500	0.1
REPURCHASE AGREEMENT
31,000,000	r	Fixed Income Clearing Corp (FICC)	0.020%, 01/03/22	31,000	0.4
				31,000	0.4
TREASURY DEBT
10,000,000		United States Treasury Bill	0.000%, 06/23/22	9,992	0.1
				9,992	0.1
Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
2,033,802	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030%	2,034	0.0
TOTAL INVESTMENT IN REGISTERED INVESTMENT COMPANIES				2,034	0.0
		TOTAL SHORT-TERM INVESTMENTS	(Cost $50,526)	50,526	0.6

		TOTAL PORTFOLIO	(Cost $7,320,690)	7,840,777	100.2
		OTHER ASSETS & LIABILITIES, NET		(16,512)	(0.2)
		NET ASSETS		$7,824,265	100.0%

LIBOR	London Interbank Offered Rate
M	Month

c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/21, the aggregate value of these securities, including those in “Other,” is $256,745,131 or 3.3% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r	Agreement with Fixed Income Clearing Corporation, 0.020% dated 12/31/21 to be repurchased at $31,000,000 on 1/3/22, collateralized by Government Agency Securities, with coupon rate 1.875% and maturity date 2/15/41, valued at $31,620,066.

70	2021 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Inflation-Linked Bond Account  ■  December 31, 2021

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/21, the aggregate value of securities on loan is $1,989,769. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of December 31, 2021 were as follows (dollar amounts are in thousands):

Description	Number of long (short contracts )	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US Long Bond	(20)	03/22/22	$ (3,164)	$ (3,209)	$ (45)
US Ultra Bond	(480)	03/22/22	(92,695)	(94,620)	(1,925)
Total	(500)		$(95,859)	$(97,829)	$(1,970)

See notes to financial statements	College Retirement Equities Fund ■ 2021 Annual Report	71

Summary portfolio of investments

CREF Social Choice Account  ■  December 31, 2021

Principal	Issuer	Value (000)	% of net assets
BANK LOAN OBLIGATIONS
COMMERCIAL & PROFESSIONAL SERVICES	$15,830	0.1%
TOTAL BANK LOAN OBLIGATIONS	(Cost $15,800)	15,830	0.1

BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS	37,861	0.2
BANKS	596,986	3.0
CAPITAL GOODS	72,614	0.4
COMMERCIAL & PROFESSIONAL SERVICES	50,117	0.3
CONSUMER DURABLES & APPAREL	13,197	0.1
CONSUMER SERVICES	111,524	0.6
DIVERSIFIED FINANCIALS	419,286	2.1
ENERGY	144,322	0.7
FOOD & STAPLES RETAILING	34,373	0.2
FOOD, BEVERAGE & TOBACCO	29,675	0.1
HEALTH CARE EQUIPMENT & SERVICES	30,246	0.1
HOUSEHOLD & PERSONAL PRODUCTS	25,335	0.1
INSURANCE	156,609	0.8
MATERIALS	121,154	0.6
MEDIA & ENTERTAINMENT	44,154	0.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	158,063	0.8
REAL ESTATE	149,259	0.8
RETAILING	29,982	0.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	19,437	0.1
SOFTWARE & SERVICES	60,093	0.3
TECHNOLOGY HARDWARE & EQUIPMENT	30,949	0.2
TELECOMMUNICATION SERVICES	73,738	0.4
TRANSPORTATION	39,323	0.2
UTILITIES	888,558	4.5
TOTAL CORPORATE BONDS	(Cost $3,275,631)	3,336,855	16.9

GOVERNMENT BONDS
AGENCY SECURITIES	307,331	1.6
FOREIGN GOVERNMENT BONDS	572,018	2.9

72	2021 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Social Choice Account  ■  December 31, 2021

Principal		Issuer		Value (000)	% of net assets
MORTGAGE BACKED
$153,620,000	h	Federal National Mortgage Association (FNMA)	2.000%, 02/25/52	$152,805	0.8%
170,260,000	h	FNMA	2.500%, 02/25/51	173,274	0.9
68,640,000	h	FNMA	3.000%, 02/25/52	71,004	0.4
414,978,439	h	FNMA	1.250%–8.000%, 07/01/24–01/25/52	401,256	1.9

67,535,000	h	Government National Mortgage
		Association (GNMA)	2.000%, 01/20/51	68,145	0.4
87,870,000	h	GNMA	2.500%, 01/20/52	89,984	0.5
		Other		339,496	1.7
				1,295,964	6.6

MUNICIPAL BONDS				610,841	3.1
U.S. TREASURY SECURITIES
178,783,000		United States Treasury Note	1.250%, 12/31/26	178,587	0.9
135,057,000		United States Treasury Note	2.000%, 08/15/51	137,674	0.7
382,382,000		United States Treasury Note	0.125%–2.875%, 05/31/22–11/15/41	380,144	1.9

		Other		52,684	0.2
				749,089	3.7
		TOTAL GOVERNMENT BONDS	(Cost $3,465,319)	3,535,243	17.9

STRUCTURED ASSETS
ASSET BACKED				272,560	1.4
OTHER MORTGAGE BACKED				501,290	2.5
		TOTAL STRUCTURED ASSETS	(Cost $772,284)	773,850	3.9
		TOTAL BONDS	(Cost $7,513,234)	7,645,948	38.7

Shares		Company

COMMON STOCKS
AUTOMOBILES & COMPONENTS
178,349	*	Tesla, Inc		188,476	1.0
		Other		158,184	0.8
				346,660	1.8
BANKS				618,128	3.1
CAPITAL GOODS
285,113		Caterpillar, Inc		58,944	0.3
		Other		739,728	3.8
				798,672	4.1
COMMERCIAL & PROFESSIONAL SERVICES				235,704	1.2
CONSUMER DURABLES & APPAREL
443,605		Nike, Inc (Class B)		73,936	0.4
		Other		175,495	0.9
				249,431	1.3
CONSUMER SERVICES
23,897	*	Booking Holdings, Inc		57,334	0.3
540,313		Starbucks Corp		63,200	0.3
		Other		143,564	0.7
				264,098	1.3

See notes to financial statements	College Retirement Equities Fund ■ 2021 Annual Report	73

Summary portfolio of investments	continued

CREF Social Choice Account  ■  December 31, 2021

Shares		Company	Value (000)	% of net assets
DIVERSIFIED FINANCIALS
66,998		BlackRock, Inc	$61,341	0.3%
716,294		Charles Schwab Corp	60,240	0.3
595,136		Morgan Stanley	58,418	0.3
122,346		S&P Global, Inc	57,739	0.3
		Other	513,397	2.6
			751,135	3.8
ENERGY			381,780	1.9
FOOD & STAPLES RETAILING			123,208	0.6
FOOD, BEVERAGE & TOBACCO
1,335,199		Coca-Cola Co	79,057	0.4
598,750		Nestle S.A.	83,596	0.4
465,088		PepsiCo, Inc	80,790	0.4
		Other	171,493	0.9
			414,936	2.1
HEALTH CARE EQUIPMENT & SERVICES			596,706	3.0
HOUSEHOLD & PERSONAL PRODUCTS
664,450		Procter & Gamble Co	108,691	0.5
		Other	191,633	1.0
			300,324	1.5
INSURANCE			399,993	2.0
MATERIALS			490,644	2.5
MEDIA & ENTERTAINMENT
131,390	*	Netflix, Inc	79,155	0.4
563,977	*	Walt Disney Co	87,354	0.5
		Other	335,417	1.6
			501,926	2.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
229,372		Danaher Corp	75,466	0.4
294,385		Eli Lilly & Co	81,315	0.4
151,818		Roche Holding AG.	62,983	0.3
128,344		Thermo Fisher Scientific, Inc	85,636	0.4
243,161		Zoetis, Inc	59,339	0.3
		Other	610,917	3.1
			975,656	4.9
REAL ESTATE
211,503		American Tower Corp	61,865	0.3
359,442		Prologis, Inc	60,516	0.3
		Other	261,911	1.4
			384,292	2.0
RETAILING
279,281		Home Depot, Inc	115,904	0.6
229,305		Lowe’s Companies, Inc	59,271	0.3
		Other	280,253	1.4
			455,428	2.3

74	2021 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Social Choice Account  ■  December 31, 2021

Shares		Company		Value (000)	% of net assets
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
417,605		Applied Materials, Inc		$65,714	0.3%
89,481		ASML Holding NV		71,676	0.4
1,438,463		Intel Corp		74,081	0.4
543,594		NVIDIA Corp		159,876	0.8
365,987		Texas Instruments, Inc		68,978	0.4
		Other		195,836	0.9
				636,161	3.2
SOFTWARE & SERVICES
149,083	*	Adobe, Inc		84,539	0.4
236,997		Automatic Data Processing, Inc		58,439	0.3
458,782		International Business Machines Corp		61,321	0.3
106,355		Intuit, Inc		68,410	0.4
261,486		Mastercard, Inc (Class A)		93,957	0.5
1,412,900		Microsoft Corp		475,187	2.4
408,669	*	PayPal Holdings, Inc		77,067	0.4
312,159	*	salesforce.com, Inc		79,329	0.4
92,812	*	ServiceNow, Inc		60,245	0.3
		Other		531,409	2.7
				1,589,903	8.1
TECHNOLOGY HARDWARE & EQUIPMENT
1,373,303		Cisco Systems, Inc		87,026	0.5
		Other		352,525	1.7
				439,551	2.2
TELECOMMUNICATION SERVICES
1,337,473		Verizon Communications, Inc		69,495	0.4
		Other		160,556	0.8
				230,051	1.2
TRANSPORTATION				266,784	1.4
UTILITIES
670,641		NextEra Energy, Inc		62,611	0.3
		Other		286,170	1.5
				348,781	1.8
		TOTAL COMMON STOCKS	(Cost $8,007,594)	11,799,952	59.8

PREFERRED STOCKS
BANKS				15,574	0.1
INSURANCE				4,855	0.0
REAL ESTATE				26,382	0.1
UTILITIES				20,545	0.1
		TOTAL PREFERRED STOCKS	(Cost $88,178)	67,356	0.3

See notes to financial statements	College Retirement Equities Fund ■ 2021 Annual Report	75

Summary portfolio of investments	concluded

CREF Social Choice Account  ■  December 31, 2021

Principal		Issuer		Value (000)	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$106,655,000		Federal Home Loan Bank (FHLB)	0.000%, 02/02/22	$106,653	0.5%
		Other		892,612	4.6
				999,265	5.1
REPURCHASE AGREEMENT				4,800	0.0
TREASURY DEBT				20,236	0.1
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
78,705,014	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030%	78,705	0.4
				78,705	0.4
	TOTAL INVESTMENT IN REGISTERED INVESTMENT COMPANIES			78,705	0.4
		TOTAL SHORT-TERM INVESTMENTS	(Cost $1,103,116)	1,103,006	5.6

		TOTAL PORTFOLIO	(Cost $16,727,922)	20,632,092	104.5%
		OTHER ASSETS & LIABILITIES, NET		(880,558)	(4.5)%
		NET ASSETS		$19,751,534	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
h	All or a portion of these securities were purchased on a delayed delivery basis.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/21, the aggregate value of securities on loan is $123,770,484. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

At 12/31/21, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $2,042,381,458 or 10.3% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Forward foreign currency contracts outstanding as of December 31, 2021 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation	)
	$12,721	EUR	10,901	JPMorgan	01/31/22	$303

EUR	Euro

76	2021 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments

CREF Money Market Account  ■  December 31, 2021

Principal	Issuer		Value (000)	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$242,664,000	Federal Agricultural Mortgage Corp (FAMC)	0.000%, 02/02/22–03/02/22	$242,647	2.9%
93,509,000	Federal Farm Credit Bank (FFCB)	0.000%, 01/13/22	93,508	1.1
447,857,000	FFCB, SOFR + 0.008%	0.000%–2.600%, 01/03/22–01/12/23	447,918	5.4

170,443,000	Federal Home Loan Bank (FHLB)	0.000%, 01/07/22	170,442	2.0
64,000,000	FHLB	0.040%, 01/07/22	64,000	0.8
64,000,000	FHLB	0.045%, 01/13/22	64,000	0.8
104,349,000	FHLB	0.000%, 01/14/22	104,347	1.2
100,512,000	FHLB	0.000%, 01/19/22	100,510	1.2
254,073,000	FHLB	0.000%, 01/21/22	254,066	3.0
149,250,000	FHLB	0.000%, 01/26/22	149,245	1.8
89,250,000	FHLB	0.040%, 01/28/22	89,249	1.1
164,743,000	FHLB	0.000%, 01/28/22	164,737	2.0
192,750,000	FHLB	0.035%, 02/01/22	192,747	2.3
165,750,000	FHLB	0.000%, 02/02/22	165,743	2.0
102,559,000	FHLB	0.000%, 02/04/22	102,554	1.2
284,492,000	FHLB	0.000%, 02/09/22	284,477	3.4
85,250,000	FHLB	0.050%, 02/10/22	85,249	1.0
62,300,000	FHLB	0.000%, 02/11/22	62,296	0.7
172,939,000	FHLB	0.000%, 02/18/22	172,927	2.1
151,640,000	FHLB	0.000%, 02/23/22	151,629	1.8
72,000,000	FHLB	0.045%, 03/17/22	71,999	0.9
80,246,000	FHLB	0.000%, 03/23/22	80,235	1.0
115,697,000	FHLB	0.000%, 04/01/22	115,682	1.4
593,268,000	FHLB	0.000%–2.750%, 01/05/22–06/10/22	593,666	7.0

131,820,000	Federal Home Loan Mortgage Corp (FHLMC)	2.375%, 01/13/22	131,920	1.6
84,530,000	Federal National Mortgage Association (FNMA)	2.000%, 01/05/22	84,548	1.0
147,794,000	FNMA	0.000%–2.625%, 01/11/22–04/12/22	148,024	1.8

	Other		1,055	0.0
			4,389,420	52.5
TREASURY DEBT
120,812,000	United States Cash Management Bill	0.000%, 03/08/22	120,800	1.4
85,000,000	United States Cash Management Bill	0.000%, 03/29/22	84,986	1.0
77,200,000	United States Cash Management Bill	0.000%, 04/05/22	77,186	0.9
63,750,000	United States Cash Management Bill	0.000%, 04/12/22	63,734	0.8
112,817,000	United States Cash Management Bill	0.000%, 04/26/22	112,786	1.4
100,095,000	United States Cash Management Bill	0.000%, 03/15/22–04/19/22	100,081	1.2
118,800,000	United States Treasury Bill	0.000%, 02/17/22	118,792	1.4
126,351,000	United States Treasury Bill	0.000%, 03/01/22	126,340	1.5
151,214,000	United States Treasury Bill	0.000%, 03/24/22	151,191	1.8
275,511,000	United States Treasury Bill	0.000%, 01/06/22–04/07/22	275,486	3.3
72,200,000	United States Treasury Note	1.375%, 01/31/22	72,278	0.9
114,570,000	United States Treasury Note	2.000%, 02/15/22	114,840	1.4
79,200,000	United States Treasury Note	1.875%, 02/28/22	79,431	1.0
100,925,000	United States Treasury Note	0.375%, 03/31/22	100,999	1.2
72,200,000	United States Treasury Note	1.875%, 03/31/22	72,519	0.9
349,958,000	United States Treasury Note	0.125%–2.375%, 01/15/22–04/30/22	350,775	4.1

			2,022,224	24.2

See notes to financial statements	College Retirement Equities Fund ■ 2021 Annual Report	77

Summary portfolio of investments	concluded

CREF Money Market Account  ■  December 31, 2021

Principal		Issuer		Value (000)	% of net assets
VARIABLE RATE SECURITIES
$ 64,000,000	i	Federal Farm Credit Bank (FFCB), SOFR + 0.070%	0.120%, 02/17/22	$64,000	0.8%
101,000,000	i	FFCB, SOFR + 0.040%	0.090%, 06/01/22	101,000	1.2
127,700,000	i	FFCB, SOFR + 0.005%	0.055%, 07/12/22	127,698	1.5
127,400,000	i	FFCB, SOFR + 0.045%	0.095%, 09/08/22	127,407	1.5
63,750,000	i	FFCB, SOFR + 0.005%	0.055%, 10/05/22	63,748	0.8
69,491,000	i	FFCB, SOFR + 0.010%	0.060%, 11/16/22	69,490	0.8
88,250,000	i	FFCB, SOFR + 0.018%	0.068%, 07/13/23	88,234	1.1
486,402,000	i	FFCB, SOFR + 0.170%–SOFR + 0.025% 0.058%–0.240%,	03/15/22–10/27/23	486,439	5.8
84,000,000	i	Federal Home Loan Bank (FHLB), SOFR + 0.080%	0.130%, 02/22/22	84,000	1.0
64,000,000	i	FHLB, SOFR + 0.055%	0.105%, 05/13/22	64,000	0.8
63,500,000	i	FHLB, SOFR + 0.045%	0.095%, 07/29/22	63,500	0.8
63,750,000	i	FHLB, SOFR + 0.010%	0.060%, 09/09/22	63,750	0.8
64,000,000	i	FHLB, SOFR + 0.085%	0.135%, 10/05/22	64,000	0.8
121,850,000	i	FHLB, SOFR + 0.060%	0.110%, 12/08/22	121,873	1.4
203,375,000	i	FHLB, SOFR + 0.015%–SOFR + 0.030% 0.060%–0.140%,	04/11/22–08/11/23	203,376	2.4
64,750,000	i	Federal Home Loan Mortgage Corp
		(FHLMC), SOFR + 0.095%	0.145%, 08/19/22	64,750	0.8
		Other		121,149	1.4
				1,978,414	23.7
		TOTAL SHORT-TERM INVESTMENTS	(Cost $8,390,058)	8,390,058	100.4
		TOTAL PORTFOLIO	(Cost $8,390,058)	8,390,058	100.4
		OTHER ASSETS & LIABILITIES, NET		(34,802)	(0.4)
		NET ASSETS		$8,355,256	100.0%

SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

78	2021 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

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College Retirement Equities Fund ■ 2021 Annual Report	79

Statements of assets and liabilities

College Retirement Equities Fund  ■  December 31, 2021

	(amounts in thousands)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account

	ASSETS
	Portfolio investments, at value*†	$139,907,247	$28,860,866	$39,693,711	$25,748,486	$15,391,753	$7,840,777	$20,632,092	$8,390,058
	Affiliated investments, at value‡	212,873	—	—	—	—	—	—	—
	Total portfolio investments, at value	140,120,120	28,860,866	39,693,711	25,748,486	15,391,753	7,840,777	20,632,092	8,390,058
	Cash#**	11,396	883	2	—	103,103	1,211	31,650	1
	Cash – foreign^	24,827	4,244	—	—	7	—	1,591	—
	Dividends and interest receivable	142,534	25,399	4,014	16,069	72,226	17,370	56,405	8,079
	Receivable from securities transactions	302,771	4,371	372,560	—	21,814	—	245,515	—
	Receivable for delayed delivery securities	175,936	43,913	—	310	1,104,624	—	529,752	—
	Due from affiliates	—	—	—	—	—	2,068	—	286
	Receivable for variation margin on open futures contracts	11,459	3,855	—	2,137	—	—	—	—
	Unrealized appreciation on forward foreign currency contracts	4,721	—	—	—	1,278	—	303	—
	Other	23,041	2,978	3,339	2,366	2,320	1,214	2,386	2,044
	Total assets	140,816,805	28,946,509	40,073,626	25,769,368	16,697,125	7,862,640	21,499,694	8,400,468

	LIABILITIES
	Investment management fees payable	6,944	1,696	857	556	373	244	717	294
	Service agreement fees payable	2,444	176	892	502	—	55	—	—
	Payable for collateral for securities loaned	1,067,306	109,672	65,479	77,920	13,709	2,034	78,705	—
	Payable for securities transactions	169,470	31,858	150,267	—	20,098	—	239,965	42,999
	Payable for delayed delivery securities	171,103	43,913	—	—	3,030,025	32,860	1,425,613	—
	Due to affiliates	140,524	3,327	8,274	5,867	2,858	—	1,179	—
	Overdraft payable	22,360	4,621	—	2,189	—	—	—	—
	Written options◊	3,469	—	942	—	—	—	—	—
	Payable for variation margin on futures contracts	—	—	—	—	4,615	1,969	—	—
	Unrealized depreciation on forward foreign currency contracts	2,897	—	—	—	1,053	—	—	—
	Payable for trustee compensation	22,104	2,888	3,046	2,346	1,985	1,213	1,978	1,919
	Other	38,042	5,062	5	4	12	—	3	—
Total liabilities		1,646,663	203,213	229,762	89,384	3,074,728	38,375	1,748,160	45,212
NET ASSETS		$139,170,142	$28,743,296	$39,843,864	$25,679,984	$13,622,397	$7,824,265	$19,751,534	$8,355,256
CLASS R1 (Accumulation):	Net assets	$16,518,968	$4,495,057	$7,207,621	$4,943,246	$2,153,810	$1,303,003	$2,841,453	$1,659,523
	Units outstanding	21,354	15,816	18,154	12,217	15,400	15,862	8,282	62,996
	Unit value	$773.56	$284.21	$397.02	$404.63	$139.86	$82.15	$343.10	$26.34
CLASS R2 (Accumulation):	Net assets	41,153,346	9,289,757	13,218,305	8,625,199	4,648,844	2,356,491	6,868,447	2,512,546
	Units outstanding	52,441	32,221	32,819	21,012	32,766	28,277	19,734	94,437
	Unit value	$784.75	$288.31	$402.77	$410.48	$141.88	$83.34	$348.06	$26.61
CLASS R3 (Accumulation):	Net assets	68,461,500	14,427,213	18,613,860	11,485,731	6,512,718	3,970,270	9,541,196	4,065,771
	Units outstanding	86,844	49,813	46,005	27,854	45,696	47,427	27,289	152,288
	Unit value	$788.33	$289.63	$404.61	$412.35	$142.52	$83.71	$349.64	$26.70
ANNUITY:	Net assets	$13,036,328	$531,269	$804,078	$625,808	$307,025	$194,501	$500,438	$117,416
	* Includes securities loaned of	$1,746,890	$160,848	$154,371	$171,026	$13,401	$1,990	$123,770	$—
	** Includes cash collateral for securities loaned of	$11,396	$883	$—	$—	$—	$—	$—	$—
	# Includes cash collateral for mortgage dollar rolls of	$—	$—	$—	$—	$99,000	$—	$31,501	$—
	† Portfolio investments; unaffiliated issuers cost	$111,020,972	$21,993,376	$30,073,308	$8,063,056	$15,131,142	$7,320,690	$16,727,922	$8,390,058
	‡ Portfolio investments, affiliated issuers cost	$328,765	$—	$—	$—	$—	$—	$—	$—
	^ Foreign cash, cost	$24,720	$4,216	$—	$—	$7	$—	$1,578	$—
	◊ Written options premiums	$2,678	$—	$3,646	$—	$—	$—	$—	$—

80	2021 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2021 Annual Report	81

Statements of operations

College Retirement Equities Fund  ■  For the year ended December 31, 2021

(amounts in thousands)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account

INVESTMENT INCOME
Dividends:
Unaffiliated issuers*	$2,149,477	$500,897	$194,275	$312,987	$488	$—	$207,092	$—
Affiliated issuers*	3,936	—	—	—	—	—	—	—
Income from securities lending, net	28,256	7,377	3,752	1,686	85	6	2,120	—
Other	3,969	1,379	—	21	3,442	26	961	62
Interest*	863	104	34	6	319,261	412,622	160,355	6,576
Total income	2,186,501	509,757	198,061	314,700	323,276	412,654	370,528	6,638

EXPENSES
Investment management fees	113,686	16,234	12,022	3,274	8,957	1,981	8,873	3,333
Administrative – Class R1	41,072	10,980	17,585	11,770	5,660	3,122	6,943	4,498
Administrative – Class R2	56,482	12,432	17,735	11,379	6,793	3,207	9,096	3,873
Administrative – Class R3	82,281	14,483	19,141	11,667	7,332	4,098	9,706	4,814
Distribution fees – Class R1	14,921	3,989	6,388	4,276	2,055	1,134	2,522	1,631
Distribution fees – Class R2	20,551	4,524	6,455	4,141	2,472	1,167	3,311	1,409
Distribution fees – Class R3	28,961	5,101	6,738	4,108	2,577	1,442	3,417	1,689
Mortality and expense risk charges	6,812	1,362	1,908	1,204	710	375	932	461
Total expenses	364,766	69,105	87,972	51,819	36,556	16,526	44,800	21,708
Less: Expenses withheld by TIAA	—	—	—	—	—	—	—	(15,070)
Net expenses	364,766	69,105	87,972	51,819	36,556	16,526	44,800	6,638
Net investment income (loss)	1,821,735	440,652	110,089	262,881	286,720	396,128	325,728	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments:
Unaffiliated issuers†	20,681,865	2,703,146	8,259,936	1,477,123	136,450	144,669	1,402,681	12
Affiliated issuers	67,393	—	—	—	—	—	—	—
Purchased options	25,495	512	—	—	—	—	—	—
Written options	(13,888)	148	(684)	—	—	—	—	—
Futures contracts	311,175	81,227	—	18,637	(7,229)	623	—	—
Forward foreign currency contracts	(3,890)	3	—	—	9,452	—	7	—
Swap contracts	—	—	—	—	(3,376)	—	—	—
Foreign currency transactions	(11,618)	(2,463)	957	—	(1,921)	—	(572)	—
Net realized gain (loss) on total investments	21,056,532	2,782,573	8,260,209	1,495,760	133,376	145,292	1,402,116	12
Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated issuers‡	534,208	648,819	(1,354,205)	3,643,004	(617,166)	(158,482)	465,803	—
Affiliated issuers	(144,803)	—	—	—	—	—	—	—
Purchased options	(1,133)	—	—	—	—	—	—	—
Written options	(802)	—	2,703	—	—	—	—	—
Futures contracts	(23,559)	(1,542)	—	152	(4,619)	(1,970)	—	—
Forward foreign currency contracts	5,096	—	—	—	4,461	—	1,240	—
Swap contracts	—	—	—	—	2,878	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(4,529)	(1,199)	(38)	—	(114)	—	(609)	—
Net change in unrealized appreciation (depreciation) on total investments	364,478	646,078	(1,351,540)	3,643,156	(614,560)	(160,452)	466,434	—
Net realized and unrealized gain (loss) on total investments	21,421,010	3,428,651	6,908,669	5,138,916	(481,184)	(15,160)	1,868,550	12
Net increase (decrease) in net assets from operations	$23,242,745	$3,869,303	$7,018,758	$5,401,797	$(194,464)	$380,968	$2,194,278	$12
* Net of foreign withholding taxes of unaffiliated issuers	$98,757	$30,887	$1,259	$70	$274	$1	$9,261	$—
† Includes net realized gain (loss) from securities sold to affiliates of	$1,272,571	$426,903	$141,177	$62,452	$—	$—	$4,719	$—
‡ Includes net change in unrealized foreign capital gains taxes of	$(26,701)	$(3,401)	$—	$—	$34	$—	$—	$—

82	2021 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2021 Annual Report	83

Statements of changes in net assets

College Retirement Equities Fund  ■  For the year ended

		Stock Account		Global Equities Account		Growth Account
(amounts in thousands, except accumulation units)		December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

OPERATIONS
Net investment income (loss)		$1,821,735	$1,647,544	$440,652	$281,816	$110,089	$131,803
Net realized gain (loss) on total investments		21,056,532	5,199,417	2,782,573	877,243	8,260,209	6,136,719
Net change in unrealized appreciation (depreciation)on total investments		364,478	12,005,005	646,078	3,223,748	(1,351,540)	4,259,461
Net increase (decrease) in net assets from operations		23,242,745	18,851,966	3,869,303	4,382,807	7,018,758	10,527,983

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	455,255	401,380	244,064	139,187	248,869	302,936
	Class R2	793,161	805,365	414,131	231,542	254,281	346,985
	Class R3	1,537,635	1,526,195	1,395,637	633,822	474,064	659,126
Net transfers between CREF Accounts:	Class R1	(330,829)	(474,595)	23,444	(101,456)	(153,956)	(216,714)
	Class R2	(665,182)	(389,766)	198,427	86,482	(269,570)	(96,224)
	Class R3	137,623	(862,544)	651,125	31,169	46,203	(269,931)
Withdrawals and death benefits:	Class R1	(1,633,223)	(1,499,736)	(419,084)	(423,941)	(710,164)	(668,907)
	Class R2	(3,832,963)	(3,536,605)	(786,675)	(748,176)	(1,128,577)	(1,091,170)
	Class R3	(5,977,933)	(6,026,060)	(1,164,173)	(1,149,964)	(1,576,674)	(1,655,054)
Annuity payments		(1,517,323)	(1,169,339)	(49,723)	(35,623)	(70,542)	(48,765)
Net increase (decrease) from participant transactions		(11,033,779)	(11,225,705)	507,173	(1,336,958)	(2,886,066)	(2,737,718)
Net increase (decrease) in net assets		12,208,966	7,626,261	4,376,476	3,045,849	4,132,692	7,790,265

NET ASSETS
Beginning of period		126,961,176	119,334,915	24,366,820	21,320,971	35,711,172	27,920,907
End of period		$139,170,142	$126,961,176	$28,743,296	$24,366,820	$39,843,864	$35,711,172

ACCUMULATION UNITS:
Units purchased:	Class R1	626,453	750,296	905,951	690,293	684,354	1,150,083
	Class R2	1,078,729	1,497,161	1,533,070	1,126,257	693,135	1,309,422
	Class R3	1,771,662	2,543,692	5,046,926	2,876,490	1,171,927	2,316,680
Units sold / transferred:	Class R1	(2,697,581)	(3,632,558)	(1,462,434)	(2,630,955)	(2,352,050)	(3,367,507)
	Class R2	(6,105,139)	(7,281,293)	(2,149,749)	(3,458,376)	(3,794,135)	(4,637,965)
	Class R3	(7,873,094)	(12,656,276)	(1,840,929)	(5,717,914)	(4,135,893)	(7,389,191)
Outstanding:
Beginning of period		173,838,288	192,617,266	95,817,222	102,931,427	104,710,446	115,328,924
End of period		160,639,318	173,838,288	97,850,057	95,817,222	96,977,784	104,710,446

84	2021 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2021 Annual Report	85

Statements of changes in net assets	continued

College Retirement Equities Fund ■ For the year ended

		Equity Index Account		Bond Market Account		Inflation-Linked Bond Account
(amounts in thousands, except accumulation units)		December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

OPERATIONS
Net investment income (loss)		$262,881	$279,702	$286,720	$350,697	$396,128	$96,089
Net realized gain (loss) on total investments		1,495,760	1,363,541	133,376	286,253	145,292	14,616
Net change in unrealized appreciation (depreciation)on total investments		3,643,156	2,028,165	(614,560)	459,062	(160,452)	415,592
Net increase (decrease) in net assets from operations		5,401,797	3,671,408	(194,464)	1,096,012	380,968	526,297

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	199,677	194,078	128,344	217,407	165,913	160,764
	Class R2	227,332	248,717	204,538	318,567	165,980	159,218
	Class R3	316,635	347,919	352,642	596,036	389,257	321,421
Net transfers between CREF Accounts:	Class R1	(61,469)	(170,783)	(5,189)	83,391	57,085	44,448
	Class R2	(132,039)	(130,354)	(65,811)	256,928	96,950	128,028
	Class R3	185,799	(210,828)	36,925	260,450	244,821	181,520
Withdrawals and death benefits:	Class R1	(467,843)	(461,461)	(308,592)	(317,040)	(163,608)	(147,653)
	Class R2	(782,911)	(778,664)	(601,847)	(633,037)	(290,071)	(285,131)
	Class R3	(974,371)	(1,115,170)	(917,058)	(1,015,615)	(434,425)	(469,097)
Annuity payments		(57,953)	(42,421)	(32,280)	(30,278)	(20,118)	(18,632)
Net increase (decrease) from participant transactions		(1,547,143)	(2,118,967)	(1,208,328)	(263,191)	211,784	74,886
Net increase (decrease) in net assets		3,854,654	1,552,441	(1,402,792)	832,821	592,752	601,183

NET ASSETS
Beginning of period		21,825,330	20,272,889	15,025,189	14,192,368	7,231,513	6,630,330
End of period		$25,679,984	$21,825,330	$13,622,397	$15,025,189	$7,824,265	$7,231,513

ACCUMULATION UNITS:
Units purchased:	Class R1	548,559	733,048	917,233	1,590,164	2,071,442	2,133,720
	Class R2	622,233	957,051	1,442,226	2,298,506	2,045,289	2,093,085
	Class R3	777,520	1,232,194	2,309,030	4,051,035	4,645,656	4,028,507
Units sold / transferred:	Class R1	(1,428,232)	(2,366,813)	(2,244,467)	(1,708,690)	(1,330,905)	(1,372,803)
	Class R2	(2,474,012)	(3,475,139)	(4,709,301)	(2,748,719)	(2,392,181)	(2,089,147)
	Class R3	(2,094,908)	(4,979,337)	(6,177,678)	(5,469,527)	(2,369,983)	(3,819,802)
Outstanding:
Beginning of period		65,132,395	73,031,391	102,324,697	104,311,928	88,896,245	87,922,685
End of period		61,083,555	65,132,395	93,861,740	102,324,697	91,565,563	88,896,245

86	2021 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2021 Annual Report	87

Statements of changes in net assets	concluded

College Retirement Equities Fund ■ For the year ended

		Social Choice Account		Money Market Account
(amounts in thousands, except accumulation units)		December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

OPERATIONS
Net investment income (loss)		$325,728	$302,263	$—	$37,081
Net realized gain (loss) on total investments		1,402,116	692,667	12	442
Net change in unrealized appreciation (depreciation)on total investments		466,434	1,060,607	—	—
Net increase (decrease) in net assets from operations		2,194,278	2,055,537	12	37,523

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	165,207	135,067	604,893	975,472
	Class R2	450,311	443,899	462,476	1,276,761
	Class R3	783,231	722,944	983,239	2,718,638
Net transfers between CREF Accounts:	Class R1	7,611	(6,274)	(114,678)	163,240
	Class R2	121,334	211,036	(139,487)	537,084
	Class R3	353,969	257,112	(223,277)	688,582
Withdrawals and death benefits:	Class R1	(253,417)	(249,570)	(831,769)	(1,078,924)
	Class R2	(585,245)	(532,111)	(1,018,259)	(1,571,024)
	Class R3	(834,999)	(763,007)	(1,951,449)	(3,174,935)
Annuity payments		(45,814)	(37,146)	(13,585)	(15,428)
Net increase (decrease) from participant transactions		162,188	181,950	(2,241,896)	519,466
Net increase (decrease) in net assets		2,356,466	2,237,487	(2,241,884)	556,989

NET ASSETS
Beginning of period		17,395,068	15,157,581	10,597,140	10,040,151
End of period		$19,751,534	$17,395,068	$8,355,256	$10,597,140

ACCUMULATION UNITS:
Units purchased:	Class R1	506,965	499,272	22,961,824	37,043,012
	Class R2	1,359,568	1,630,433	17,382,698	48,014,917
	Class R3	2,232,512	2,567,063	36,366,262	101,258,332
Units sold / transferred:	Class R1	(747,385)	(941,610)	(35,927,258)	(34,767,224)
	Class R2	(1,403,617)	(1,210,391)	(43,515,193)	(38,866,180)
	Class R3	(1,475,437)	(1,870,709)	(81,213,221)	(92,751,729)
Outstanding:
Beginning of period		54,831,413	54,157,355	393,665,336	373,734,208
End of period		55,304,019	54,831,413	309,720,448	393,665,336

88	2021 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2021 Annual Report	89

Financial highlights

College Retirement Equities Fund

		Selected per accumulation unit data											Ratios and supplemental data
		Gain (loss) from investment operations
								Net realized					Ratios to average net assets				Accumulation
	For the year ended	Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments )	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return [b]	Gross expenses	Net investment income (loss	)	Portfolio turnover rate	units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]
STOCK ACCOUNT
Class R1:	12/31/21	$11.657		$3.132		$8.525		$113.206	$121.731	$651.830	$773.561	18.67%	0.43%	1.17%		50%	21		$16,519
	12/31/20	9.890		2.810		7.080		90.652	97.732	554.098	651.830	17.64	0.52	1.31		69	23		15,270
	12/31/19	11.125		2.749		8.376		109.873	118.249	435.849	554.098	27.13	0.55	1.67		60	26		14,577
	12/31/18	10.238		2.573		7.665		(55.323)	(47.658)	483.507	435.849	(9.86)	0.53	1.57		55	29		12,655
	12/31/17	8.937		2.869		6.068		84.379	90.447	393.060	483.507	23.01	0.65	1.38		48	33		15,853
Class R2:	12/31/21	11.811		2.055		9.756		114.741	124.497	660.256	784.753	18.86	0.28	1.33		50	52		41,153
	12/31/20	10.005		1.916		8.089		91.852	99.941	560.315	660.256	17.84	0.35	1.47		69	57		37,943
	12/31/19	11.240		1.772		9.468		110.979	120.447	439.868	560.315	27.38	0.35	1.86		60	63		35,441
	12/31/18	10.327		1.687		8.640		(55.847)	(47.207)	487.075	439.868	(9.69)	0.34	1.75		55	70		30,866
	12/31/17	8.990		1.736		7.254		84.893	92.147	394.928	487.075	23.33	0.39	1.64		48	78		38,159
Class R3:	12/31/21	11.872		1.688		10.184		115.218	125.402	662.928	788.330	18.92	0.23	1.38		50	87		68,462
	12/31/20	10.044		1.598		8.446		92.234	100.680	562.248	662.928	17.91	0.29	1.53		69	93		61,616
	12/31/19	11.279		1.507		9.772		111.324	121.096	441.152	562.248	27.45	0.30	1.92		60	103		57,944
	12/31/18	10.352		1.485		8.867		(56.010)	(47.143)	488.295	441.152	(9.65)	0.30	1.79		55	114		50,309
	12/31/17	9.010		1.395		7.615		85.073	92.688	395.607	488.295	23.43	0.32	1.72		48	124		60,531
GLOBAL EQUITIES ACCOUNT
Class R1:	12/31/21	5.035		1.096		3.939		34.023	37.962	246.247	284.209	15.42	0.41	1.46		46	16		4,495
	12/31/20	3.467		1.009		2.458		42.730	45.188	201.059	246.247	22.48	0.50	1.23		63	16		4,032
	12/31/19	4.042		0.913		3.129		40.803	43.932	157.127	201.059	27.96	0.50	1.73		67	18		3,682
	12/31/18	3.712		0.948		2.764		(25.325)	(22.561)	179.688	157.127	(12.56)	0.53	1.54		77	20		3,154
	12/31/17	3.346		1.117		2.229		32.997	35.226	144.462	179.688	24.38	0.69	1.38		36	20		3,681
Class R2:	12/31/21	5.099		0.697		4.402		34.488	38.890	249.424	288.314	15.59	0.26	1.61		46	32		9,290
	12/31/20	3.505		0.678		2.827		43.288	46.115	203.309	249.424	22.68	0.33	1.39		63	33		8,190
	12/31/19	4.081		0.560		3.521		41.217	44.738	158.571	203.309	28.21	0.31	1.92		67	35		7,150
	12/31/18	3.746		0.624		3.122		(25.558)	(22.436)	181.007	158.571	(12.40)	0.35	1.73		77	38		6,104
	12/31/17	3.365		0.700		2.665		33.198	35.863	145.144	181.007	24.71	0.43	1.64		36	39		7,131
Class R3:	12/31/21	5.129		0.560		4.569		34.624	39.193	250.434	289.627	15.65	0.20	1.67		46	50		14,427
	12/31/20	3.517		0.561		2.956		43.466	46.422	204.012	250.434	22.75	0.27	1.45		63	47		11,672
	12/31/19	4.095		0.465		3.630		41.347	44.977	159.035	204.012	28.28	0.25	1.98		67	49		10,088
	12/31/18	3.747		0.547		3.200		(25.626)	(22.426)	181.461	159.035	(12.36)	0.30	1.77		77	54		8,621
	12/31/17	3.372		0.574		2.798		33.270	36.068	145.393	181.461	24.81	0.35	1.71		36	53		9,558

90	2021 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2021 Annual Report	91

Financial highlights	continued

College Retirement Equities Fund

		Selected per accumulation unit data											Ratios and supplemental data
		Gain (loss) from investment operations
								Net realized					Ratios to average net assets				Accumulation
	For the year ended	Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments )	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return [b]	Gross expenses	Net investment income (loss	)	Portfolio turnover rate	units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]
GROWTH ACCOUNT
Class R1:	12/31/21	$1.902		$1.389		$0.513		$66.175	$66.688	$330.336	$397.024	20.19%	0.38%	0.14%		67%	18		$7,208
	12/31/20	1.972		1.242		0.730		94.391	95.121	235.215	330.336	40.44	0.47	0.27		82	20		6,548
	12/31/19	1.988		1.026		0.962		55.151	56.113	179.102	235.215	31.33	0.48	0.45		85	22		5,184
	12/31/18	2.166		0.914		1.252		(6.193)	(4.941)	184.043	179.102	(2.69)	0.46	0.63		62	24		4,311
	12/31/17	1.818		0.977		0.841		43.121	43.962	140.081	184.043	31.38	0.60	0.52		48	26		4,841
Class R2:	12/31/21	1.929		0.844		1.085		67.078	68.163	334.603	402.766	20.37	0.23	0.29		67	33		13,218
	12/31/20	1.995		0.800		1.195		95.559	96.754	237.849	334.603	40.68	0.30	0.44		82	36		12,019
	12/31/19	2.007		0.609		1.398		55.701	57.099	180.750	237.849	31.59	0.28	0.65		85	39		9,335
	12/31/18	2.186		0.555		1.631		(6.277)	(4.646)	185.396	180.750	(2.51)	0.28	0.82		62	43		7,850
	12/31/17	1.830		0.556		1.274		43.379	44.653	140.743	185.396	31.73	0.34	0.78		48	47		8,788
Class R3:	12/31/21	1.935		0.658		1.277		67.368	68.645	335.962	404.607	20.43	0.18	0.34		67	46		18,614
	12/31/20	2.003		0.644		1.359		95.929	97.288	238.674	335.962	40.76	0.24	0.50		82	49		16,452
	12/31/19	2.016		0.496		1.520		55.873	57.393	181.281	238.674	31.66	0.23	0.70		85	54		12,898
	12/31/18	2.193		0.471		1.722		(6.301)	(4.579)	185.860	181.281	(2.46)	0.24	0.86		62	59		10,665
	12/31/17	1.834		0.429		1.405		43.471	44.876	140.984	185.860	31.83	0.26	0.86		48	62		11,524
EQUITY INDEX ACCOUNT
Class R1:	12/31/21	4.795		1.326		3.469		78.134	81.603	323.028	404.631	25.26	0.36	0.95		4	12		4,943
	12/31/20	4.683		1.182		3.501		51.129	54.630	268.398	323.028	20.35	0.44	1.30		3	13		4,230
	12/31/19	4.780		1.100		3.680		58.895	62.575	205.823	268.398	30.40	0.46	1.53		2	15		3,954
	12/31/18	4.426		0.992		3.434		(15.616)	(12.182)	218.005	205.823	(5.59)	0.44	1.52		3	16		3,308
	12/31/17	3.836		1.126		2.710		34.271	36.981	181.024	218.005	20.43	0.57	1.37		4	18		3,912
Class R2:	12/31/21	4.858		0.779		4.079		79.203	83.282	327.198	410.480	25.45	0.21	1.10		4	21		8,625
	12/31/20	4.739		0.737		4.002		51.792	55.794	271.404	327.198	20.56	0.27	1.47		3	23		7,481
	12/31/19	4.832		0.630		4.202		59.485	63.687	207.717	271.404	30.66	0.26	1.73		2	25		6,889
	12/31/18	4.465		0.581		3.884		(15.774)	(11.890)	219.607	207.717	(5.41)	0.26	1.71		3	28		5,728
	12/31/17	3.859		0.612		3.247		34.480	37.727	181.880	219.607	20.74	0.31	1.63		4	31		6,708
Class R3:	12/31/21	4.885		0.592		4.293		79.534	83.827	328.522	412.349	25.52	0.16	1.15		4	28		11,486
	12/31/20	4.757		0.578		4.179		52.002	56.181	272.341	328.522	20.63	0.21	1.53		3	29		9,584
	12/31/19	4.851		0.502		4.349		59.668	64.017	208.324	272.341	30.73	0.21	1.78		2	33		8,965
	12/31/18	4.479		0.486		3.993		(15.823)	(11.830)	220.154	208.324	(5.37)	0.21	1.75		3	36		7,418
	12/31/17	3.869		0.458		3.411		34.551	37.962	182.192	220.154	20.84	0.23	1.71		4	39		8,486

92	2021 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2021 Annual Report	93

Financial highlights	continued

College Retirement Equities Fund

		Selected per accumulation unit data											Ratios and supplemental data
		Gain (loss) from investment operations
								Net realized					Ratios to average net assets				Portfolio	Accumulation
	For the year ended	Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments )	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return [b]	Gross expenses	Net investment income (loss	)	Portfolio turnover rate	turnover rate excluding mortgage dollar rolls	units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]
BOND MARKET ACCOUNT
Class R1:	12/31/21	$3.185		$0.574		$2.611		$(4.639)	$(2.028)	$141.886	$139.858	(1.43)%	0.41%	1.87%		207%	49%	15		$2,154
	12/31/20	3.696		0.655		3.041		7.068	10.109	131.777	141.886	7.67	0.48	2.21		135	84	17		2,373
	12/31/19	4.029		0.634		3.395		7.214	10.609	121.168	131.777	8.75	0.50	2.66		85	79	17		2,220
	12/31/18	3.829		0.620		3.209		(3.713)	(0.504)	121.672	121.168	(0.41)	0.52	2.68		106	91	17		2,048
	12/31/17	3.517		0.764		2.753		1.670	4.423	117.249	121.672	3.77	0.64	2.30		140	96	18		2,209
Class R2:	12/31/21	3.229		0.367		2.862		(4.701)	(1.839)	143.719	141.880	(1.28)	0.26	2.02		207	49	33		4,649
	12/31/20	3.741		0.427		3.314		7.152	10.466	133.253	143.719	7.85	0.31	2.38		135	84	36		5,179
	12/31/19	4.070		0.385		3.685		7.286	10.971	122.282	133.253	8.97	0.30	2.86		85	79	36		4,862
	12/31/18	3.861		0.402		3.459		(3.741)	(0.282)	122.564	122.282	(0.23)	0.33	2.87		106	91	37		4,567
	12/31/17	3.539		0.453		3.086		1.676	4.762	117.802	122.564	4.04	0.38	2.56		140	96	39		4,818
Class R3:	12/31/21	3.242		0.296		2.946		(4.720)	(1.774)	144.298	142.524	(1.23)	0.21	2.07		207	49	46		6,513
	12/31/20	3.756		0.346		3.410		7.176	10.586	133.712	144.298	7.92	0.25	2.44		135	84	50		7,152
	12/31/19	4.083		0.317		3.766		7.308	11.074	122.638	133.712	9.03	0.25	2.91		85	79	51		6,817
	12/31/18	3.872		0.352		3.520		(3.753)	(0.233)	122.871	122.638	(0.19)	0.29	2.91		106	91	52		6,329
	12/31/17	3.546		0.360		3.186		1.681	4.867	118.004	122.871	4.12	0.30	2.63		140	96	53		6,527
INFLATION-LINKED BOND ACCOUNT
Class R1:	12/31/21	4.419		0.300		4.119		(0.159)	3.960	78.189	82.149	5.06	0.37	5.14		24	24	16		1,303
	12/31/20	1.271		0.338		0.933		4.714	5.647	72.542	78.189	7.78	0.45	1.24		25	25	15		1,182
	12/31/19	1.660		0.329		1.331		2.944	4.275	68.267	72.542	6.27	0.46	1.88		26	26	14		1,042
	12/31/18	2.105		0.307		1.798		(2.292)	(0.494)	68.761	68.267	(0.72)	0.45	2.63		21	21	14		964
	12/31/17	1.731		0.395		1.336		(0.315)	1.021	67.740	68.761	1.51	0.58	1.95		18	18	15		1,041
Class R2:	12/31/21	4.462		0.181		4.281		(0.143)	4.138	79.197	83.335	5.22	0.22	5.27		24	24	28		2,356
	12/31/20	1.270		0.213		1.057		4.787	5.844	73.353	79.197	7.96	0.28	1.39		25	25	29		2,267
	12/31/19	1.686		0.190		1.496		2.962	4.458	68.895	73.353	6.48	0.27	2.09		26	26	29		2,099
	12/31/18	2.122		0.182		1.940		(2.310)	(0.370)	69.265	68.895	(0.53)	0.26	2.82		21	21	29		2,028
	12/31/17	1.743		0.218		1.525		(0.319)	1.206	68.059	69.265	1.77	0.32	2.22		18	18	30		2,096
Class R3:	12/31/21	4.494		0.139		4.355		(0.158)	4.197	79.517	83.714	5.28	0.17	5.34		24	24	47		3,970
	12/31/20	1.274		0.168		1.106		4.805	5.911	73.606	79.517	8.03	0.22	1.44		25	25	45		3,590
	12/31/19	1.694		0.153		1.541		2.970	4.511	69.095	73.606	6.53	0.21	2.14		26	26	45		3,308
	12/31/18	2.125		0.154		1.971		(2.313)	(0.342)	69.437	69.095	(0.49)	0.22	2.86		21	21	46		3,171
	12/31/17	1.746		0.165		1.581		(0.320)	1.261	68.176	69.437	1.85	0.24	2.29		18	18	46		3,214

94	2021 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2021 Annual Report	95

Financial highlights	continued

College Retirement Equities Fund

		Selected per accumulation unit data											Ratios and supplemental data
		Gain (loss) from investment operations
								Net realized					Ratios to average net assets				Portfolio	Accumulation
	For the year ended	Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments )	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return [b]	Gross expenses	Net investment income (loss	)	Portfolio turnover rate	turnover rate excluding mortgage dollar rolls	units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]
SOCIAL CHOICE ACCOUNT
Class R1:	12/31/21	$6.484		$1.289		$5.195		$32.701	$37.896	$305.205	$343.101	12.42%	0.40%	1.59%		118%	57%	8		$2,841
	12/31/20	6.129		1.279		4.850		30.887	35.737	269.468	305.205	13.26	0.47	1.79		100	73	9		2,601
	12/31/19	6.789		1.210		5.579		40.254	45.833	223.635	269.468	20.50	0.49	2.24		52	51	9		2,416
	12/31/18	6.291		1.102		5.189		(15.749)	(10.560)	234.195	223.635	(4.51)	0.47	2.21		52	47	9		2,104
	12/31/17	5.627		1.327		4.300		24.249	28.549	205.646	234.195	13.88	0.60	1.95		53	37	10		2,426
Class R2:	12/31/21	6.570		0.804		5.766		33.148	38.914	309.144	348.058	12.59	0.24	1.74		118	57	20		6,868
	12/31/20	6.195		0.832		5.363		31.296	36.659	272.485	309.144	13.45	0.30	1.96		100	73	20		6,114
	12/31/19	6.857		0.724		6.133		40.661	46.794	225.691	272.485	20.73	0.29	2.43		52	51	19		5,275
	12/31/18	6.344		0.673		5.671		(15.895)	(10.224)	235.915	225.691	(4.33)	0.28	2.39		52	47	20		4,476
	12/31/17	5.661		0.757		4.904		24.394	29.298	206.617	235.915	14.18	0.34	2.21		53	37	22		5,082
Class R3:	12/31/21	6.601		0.639		5.962		33.286	39.248	310.392	349.640	12.64	0.19	1.80		118	57	27		9,541
	12/31/20	6.218		0.672		5.546		31.423	36.969	273.423	310.392	13.52	0.24	2.01		100	73	27		8,235
	12/31/19	6.879		0.592		6.287		40.787	47.074	226.349	273.423	20.80	0.23	2.49		52	51	26		7,064
	12/31/18	6.361		0.576		5.785		(15.940)	(10.155)	236.504	226.349	(4.29)	0.24	2.43		52	47	26		5,931
	12/31/17	5.673		0.586		5.087		24.445	29.532	206.972	236.504	14.27	0.26	2.29		53	37	28		6,547

96	2021 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2021 Annual Report	97

Financial highlights	concluded

College Retirement Equities Fund

		Selected per accumulation unit data													Ratios and supplemental data
		Gain (loss) from investment operations
								Net realized							Ratios to average net assets				Accumulation
	For the year ended	Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments	)	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return	[b]	Gross expenses	Expenses net of TIAA withholding	Net Investment Income (loss	)	units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]
MONEY MARKET ACCOUNT
Class R1:	12/31/21	$0.019		$0.019		$0.000		$0.000		$0.000	$26.343	$26.343	0.00%		0.38%	0.07%	0.00%		63		$1,660
	12/31/20	0.143		0.075		0.068		0.006		0.074	26.269	26.343	0.28		0.45	0.28	0.26		76		2,001
	12/31/19	0.577		0.175		0.402		0.001		0.403	25.866	26.269	1.56		0.47	0.67	1.54		74		1,936
	12/31/18	0.474		0.206		0.268		0.002		0.270	25.596	25.866	1.05		0.45	0.80	1.04		72		1,866
	12/31/17	0.227		0.165		0.062		0.000		0.062	25.534	25.596	0.25		0.57	0.64	0.32		72		1,842
Class R2:	12/31/21	0.019		0.019		0.000		0.000		0.000	26.606	26.606	0.00		0.23	0.07	0.00		94		2,513
	12/31/20	0.141		0.058		0.083		0.011		0.094	26.512	26.606	0.35		0.28	0.22	0.31		121		3,208
	12/31/19	0.582		0.071		0.511		0.001		0.512	26.000	26.512	1.97		0.27	0.27	1.94		111		2,954
	12/31/18	0.476		0.138		0.338		0.000		0.338	25.662	26.000	1.32		0.27	0.53	1.31		114		2,970
	12/31/17	0.227		0.116		0.111		0.002		0.113	25.549	25.662	0.44		0.31	0.45	0.58		111		2,838
Class R3:	12/31/21	0.019		0.019		0.000		0.000		0.000	26.698	26.698	0.00		0.18	0.07	0.00		152		4,066
	12/31/20	0.142		0.051		0.091		0.011		0.102	26.596	26.698	0.38		0.22	0.19	0.34		197		5,263
	12/31/19	0.583		0.057		0.526		0.001		0.527	26.069	26.596	2.02		0.22	0.22	2.00		189		5,017
	12/31/18	0.477		0.103		0.374		0.000		0.374	25.695	26.069	1.46		0.23	0.40	1.45		189		4,927
	12/31/17	0.228		0.102		0.126		0.002		0.128	25.567	25.695	0.50		0.23	0.40	0.66		177		4,539
a	Based on average units outstanding.
b	Based on per accumulation unit data.
i	Does not include annuity net assets.

98	2021 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2021 Annual Report	99

Notes to financial statements

College Retirement Equities Fund

Note 1—organization

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accounts are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The accumulation unit value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return, and expense and mortality assumptions. Annuity payments vary after the initial payment based on investment performance, Account expenses, and mortality experience. Death benefits are paid to beneficiaries if the annuitant dies during the accumulation period, or during the annuity period while payments are still due for the remainder of a guaranteed period.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Accounts determine the existence of a dividend declaration. Securities lending income is comprised of

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fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Accounts estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of an Account are allocated on a pro rata basis to each class, except for administrative service fees and distribution fees, which are unique to each class of each Account. Most expenses of CREF can be directly attributed to an Account or class. Expenses that cannot be directly attributed are allocated based upon the average net assets of each Account or class.

Foreign currency transactions and translation: The books and records of the Accounts are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Accounts and the amounts actually received and are recognized as a component of “Net realized gain (loss) on total investments” on the Statements of operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statements of operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation) on total investments” on the Statements of operations, when applicable.

Trustee compensation: The Accounts pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Accounts until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.

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Notes to financial statements

Indemnification: In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be unlikely.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Accounts’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

New accounting pronouncements: In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Accounts may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Accounts’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Accounts’ financial statements and various filings.

New rule issuance: In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8,

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continued

2021, with a compliance date of September 8, 2022. The Accounts may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Accounts’ financial statements.

Note 3—valuation of investments

The Accounts’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Accounts’ major classifications of assets and liabilities measured at fair value follows:

Debt securities: Prices of fixed-income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by TIAA-CREF Investment Management, LLC (“TCIM”). These securities are generally classified as Level 2.

Exchange-traded equity securities, common and preferred stock: Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or

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Notes to financial statements

exchange on the valuation date. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are categorized as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and asked prices is utilized and the securities are generally classified as Level 2.

For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. These foreign securities are generally classified as Level 2.

The Money Market Account: The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.

Investments in registered investment companies: Investments in investment companies are valued at their respective net asset value on the valuation date and are generally classified as Level 1.

Option contracts: Purchased and written options traded and listed on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported and are generally classified as Level 1. Over-the-counter (“OTC”) options are marked-to-market daily based upon a price supplied by a pricing service. OTC options are generally classified as Level 2.

Futures contracts: Futures contracts are valued using the closing settlement price and are generally classified as Level 1.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Board and are classified as Level 2.

Repurchase agreements: Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Swap contracts: Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.

Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale.

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continued

A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

As of December 31, 2021, 100% of the value of investments in the Money Market Account were valued based on Level 2 inputs.

The following table summarizes the market value of the Accounts’ investments as of the end of the reporting period, based on the inputs used to value them (dollar amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total
Stock
Corporate bonds	$—	$62	$—	$62
Government bonds	—	302	—	302
Equity investments:
Communication services	8,523,386	2,329,658	19	10,853,063
Consumer discretionary	11,926,636	5,833,661	170	17,760,467
Consumer staples	5,079,907	3,443,123	2,781	8,525,811
Energy	2,999,779	1,433,181	788	4,433,748
Financials	12,299,030	6,964,235	267	19,263,532
Health care	11,657,666	4,247,112	100	15,904,878
Industrials	8,711,706	6,029,630	66	14,741,402
Information technology	25,632,278	6,413,762	6	32,046,046
Materials	3,344,918	3,281,578	489	6,626,985
Real estate	2,802,743	1,375,244	51	4,178,038
Utilities	2,143,314	1,082,888	8	3,226,210
Short-term investments	—	2,559,557	—	2,559,557
Purchased options**	19	—	—	19
Written options**	(3,469)	—	—	(3,469)
Futures contracts**	11,451	—	—	11,451
Forward foreign currency contracts**	—	1,824	—	1,824
Total	$95,129,364	$44,995,817	$4,745	$140,129,926
Global Equities
Corporate bonds	$—	$16	$—	$16
Equity investments:
Asia	215,790	2,946,120	1	3,161,911
Europe	49,502	4,071,113	—	4,120,615
North America	17,607,361	155,994	—	17,763,355
All other equity investments*	521,781	2,745,832	3	3,267,616
Short-term investments	—	547,353	—	547,353
Futures contracts**	3,852	—	—	3,852
Total	$18,398,286	$10,466,428	$4	$28,864,718

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Notes to financial statements

Account	Level 1	Level 2	Level 3	Total
Growth
Equity investments:
Communication services	$5,235,715	$167,611	$—	$5,403,326
Consumer discretionary	7,226,860	457,644	—	7,684,504
Consumer staples	1,525,683	87,124	—	1,612,807
Financials	—	32,606	—	32,606
Health care	3,919,812	151,566	—	4,071,378
Industrials	1,916,962	271,323	—	2,188,285
Information technology	16,547,756	163,150	—	16,710,906
All other equity investments*	1,829,025	—	—	1,829,025
Short-term investments	65,479	95,395	—	160,874
Written options**	(942)	—	—	(942)
Total	$38,266,350	$1,426,419	$—	$39,692,769
Equity Index
Equity investments:
Health care	$3,425,907	$—	$32	$3,425,939
Materials	623,274	300	—	623,574
All other equity investments*	21,521,579	—	—	21,521,579
Short-term investments	77,920	99,474	—	177,394
Futures contracts**	2,136	—	—	2,136
Total	$25,650,816	$99,774	$32	$25,750,622
Bond Market
Bank loan obligations	$—	$98,695	$—	$98,695
Corporate bonds	—	5,849,290	522	5,849,812
Government bonds	—	5,007,601	876	5,008,477
Structured assets	—	2,456,266	9,261	2,465,527
Preferred stocks	19,957	—	—	19,957
Short-term investments	13,709	1,935,576	—	1,949,285
Futures contracts**	(4,619)	—	—	(4,619)
Forward foreign currency contracts**	—	225	—	225
Credit default swap contracts**	—	(25)	—	(25)
Total	$29,047	$15,347,628	$10,659	$15,387,334
Inflation-Linked Bond
Bank loan obligations	$—	$32,874	$—	$32,874
Corporate bonds	—	112,000	—	112,000
Government bonds	—	7,469,263	—	7,469,263
Structured assets	—	169,113	7,001	176,114
Short-term investments	2,034	48,492	—	50,526
Futures contracts**	(1,970)	—	—	(1,970)
Total	$64	$7,831,742	$7,001	$7,838,807

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continued

Account	Level 1	Level 2	Level 3	Total
Social Choice
Bank loan obligations	$—	$15,830	$—	$15,830
Corporate bonds	—	3,336,855	—	3,336,855
Government bonds	—	3,534,240	1,003	3,535,243
Structured assets	—	764,222	9,628	773,850
Equity investments:
Communication services	580,830	151,147	—	731,977
Consumer discretionary	920,397	395,220	—	1,315,617
Consumer staples	518,220	320,248	—	838,468
Energy	276,298	105,482	—	381,780
Financials	1,189,202	600,483	—	1,789,685
Health care	1,177,619	394,743	—	1,572,362
Industrials	834,759	466,401	—	1,301,160
Information technology	2,382,541	283,074	—	2,665,615
Materials	240,008	250,636	—	490,644
Real estate	295,843	114,831	—	410,674
Utilities	256,732	112,594	—	369,326
Short-term investments	78,705	1,024,301	—	1,103,006
Forward foreign currency contracts**	—	303	—	303
Total	$8,751,154	$11,870,610	$10,631	$20,632,395

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

Note 4—investments

Mortgage dollar roll transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.

Repurchase agreements: In connection with transactions in repurchase agreements, it is the Account’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

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Notes to financial statements

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.

The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of assets and liabilities. Non-cash collateral is not disclosed in the Accounts’ Statements of assets and liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special “tri-party” custodian on behalf of the Accounts, and the Accounts do not have the ability to sell or re-hypothecate those securities. As of December 31, 2021, securities lending transactions (with the exception of Bond Market Account, Inflation-Linked Bond Account and the Social Choice Account) are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. For the Bond Market Account, all loans from securities lending transactions are continuous, can be recalled at any time, and have no set maturity, with $13,400,892 related to fixed income securities. For the Inflation-Linked Bond Account all loans from securities lending transactions are continuous, can be recalled at any time, and have no set maturity, with $1,989,769 related to fixed income securities. For the Social Choice Account, all loans from securities lending transactions are continuous, can be recalled at any time, and have no set maturity, with $44,800,532 related to fixed income securities and $78,969,952 related to equity securities. Securities lending income recognized by the Accounts consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of operations. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

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continued

At December 31, 2021, the total value of securities on loan and the total value of collateral received were as follows (dollar amounts are in thousands):

Account	Aggregate value of securities on loan	Cash collateral received	*	Non-cash collateral received	Total collateral received
Stock	$1,746,890	$1,067,306		$771,843	$1,839,149
Global Equities	160,848	109,672		58,100	167,772
Growth	154,371	65,479		95,994	161,473
Equity Index	171,026	77,920		102,380	180,300
Bond Market	13,401	13,709		—	13,709
Inflation-Linked Bond	1,990	2,034		—	2,034
Social Choice	123,770	78,705		50,516	129,221

*	May include cash and investment of cash collateral.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Accounts have segregated securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.

Treasury inflation-protected securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of operations.

Zero coupon securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Accounts for the year ended December 31, 2021 were as follows (dollar amounts are in thousands):

	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation- Linked Bond Account	Social Choice Account
Purchases:
Non-U.S. Government	$66,364,939	$13,285,874	$25,495,606	$878,257	$3,419,792	$293,510	$5,945,329
U.S. Government	—	—	—	—	25,406,500	2,169,767	16,316,114

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Notes to financial statements

	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation- Linked Bond Account	Social Choice Account
Sales:
Non-U.S. Government	$74,769,481	$12,240,813	$28,359,878	$2,124,839	$3,000,394	$29,854	$5,492,862
U.S. Government	—	—	—	—	25,583,859	1,756,283	16,118,458

Note 5—derivative investments

Each Account is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. The Accounts record derivative instruments at fair value, with changes in fair value recognized on the Statements of operations, when applicable.

At December 31, 2021, the following Accounts have invested in derivative contracts which are reflected in the Statements of assets and liabilities as follows (dollar amounts are in thousands):

	Asset derivatives		Liabilities derivatives
Derivative contract	Location	Fair value amount	Location	Fair value amount
Stock Account
Equity contracts	Futures contracts*	$12,037	Futures contracts*	$(586)
Equity contracts	Portfolio investments	19	Written options	(3,469)
Foreign-exchange contracts	Forward foreign currency contracts	4,721	Forward foreign currency contracts	(2,897)
Global Equities Account
Equity contracts	Futures contracts*	3,852
Growth Account
Equity contracts			Written options	(942)
Equity Index Account
Equity contracts	Futures contracts*	2,136
Bond Market Account
Equity contracts			Futures contracts*	(4,619)
Credit contracts	Credit default swap contracts*	166	Credit default swap contracts*	(191)
Foreign-exchange contracts	Forward foreign currency contracts	1,278	Forward foreign currency contracts	(1,053)
Inflation-Linked Bond Account
Equity contracts			Futures contracts*	(1,970)
Social Choice Account
Foreign-exchange contracts	Forward foreign currency contracts	303

*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swap contracts; however, the value reflected on the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures contracts and centrally cleared swap contracts.

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continued

For the year ended December 31, 2021, the effect of derivative contracts on the Accounts’ Statements of operations was as follows (dollar amounts are in thousands):

Derivative contract	Location	Realized gain (loss )	Change in unrealized appreciation (depreciation )
Stock Account
Equity contracts	Purchased options	$25,495	$(1,133)
Equity contracts	Written options	(13,888)	(802)
Equity contracts	Futures contracts	311,175	(23,559)
Foreign-exchange contracts	Forward foreign currency contracts	(3,890)	5,096
Global Equities Account
Equity contracts	Purchased options	512	—
Equity contracts	Written options	148	—
Equity contracts	Futures contracts	81,227	(1,542)
Foreign-exchange contracts	Forward foreign currency contracts	3	—
Growth Account
Equity contracts	Written options	(684)	2,703
Equity Index Account
Equity contracts	Futures contracts	18,637	152
Bond Market Account
Interest-rate contracts	Futures contracts	(7,229)	(4,619)
Foreign-exchange contracts	Forward foreign currency contracts	9,452	4,461
Credit contracts	Swap contracts	(3,376)	2,878
Inflation-Linked Bond Account
Interest-rate contracts	Futures contracts	623	(1,970)
Social Choice Account
Foreign-exchange contracts	Forward foreign currency contracts	7	1,240

Options: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. Options can be settled either directly with the counterparty (over the counter) or through a central clearinghouse (exchange traded). To manage the risk, the Accounts may invest in both equity and index options. The Accounts use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the Summary portfolio of investments, and written options are separately reflected as a liability in

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Notes to financial statements

the Statements of assets and liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks may arise upon entering into over the counter options from the potential of default by counterparty. Also, risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of assets and liabilities. During the year ended December 31, 2021, the Stock Account, Global Equities Account and Growth Account had exposure to options, based on underlying notional values, generally between 0% and 1% of net assets. The purchased and written options outstanding as of December 31, 2021 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Accounts since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the year ended December 31, 2021, the Stock Account, Global Equities Account, Equity Index Account, Bond Market Account, and Inflation-Linked Bond Account had exposure to futures contracts, based on underlying notional values, generally between 0% and 3% of net assets. The futures contracts outstanding as of December 31, 2021 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

Forward foreign currency contracts: Certain Accounts are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Accounts use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of

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continued

funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statements of assets and liabilities. The Accounts realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of assets and liabilities. During the year ended December 31, 2021, the Stock Account, Bond Market Account, and Social Choice Account had exposure to forwards contracts, based on underlying notional values, generally between 0% and 2% of net assets. The forward contracts outstanding as of December 31, 2021 are disclosed in the Summary portfolio of investments and the full Schedules of Investments.

Credit default swap contracts: Certain Accounts are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Accounts are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Accounts. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Accounts could be required to make under the contract. In return, the Accounts receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Accounts keep the stream of payments with no payment obligations. When the Accounts sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Accounts.

Certain Accounts may also buy credit default swap contracts, in which case the Accounts function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Accounts with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Accounts as they are entered into with a central clearinghouse which guarantees the swap against default.

The value of a bilateral swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of assets and liabilities. Centrally cleared swaps initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value

College Retirement Equities Fund ■ 2021 Annual Report	113

Notes to financial statements

of the swap contract. The daily fluctuation in fair value is accounted for as a variation margin receivable or payable on the Statements of assets and liabilities.

Under the terms of the credit default swap contracts, the Accounts receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

The Accounts (other than the Money Market Account) invest in credit default swaps to hedge or manage the risks associated with assets held in the Accounts and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the year ended December 31, 2021, Bond Market Account had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 1% of net assets. The credit default swap contracts outstanding as of December 31, 2021 are disclosed in the Summary portfolio of investments and the full Schedule of investments.

Note 6—income tax and other tax matters

Income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. CREF files income tax returns in U.S. federal and applicable state jurisdictions. CREF’s federal income tax return is generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Accounts’ tax positions taken for all open income tax years and has concluded that no provision for income tax is required in the Accounts’ financial statements.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.

Net unrealized appreciation (depreciation): At December 31, 2021, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

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continued

Account	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Stock	$111,360,333	$32,996,237	$(4,226,644)	$28,769,593
Global Equities	21,997,228	7,592,799	(725,309)	6,867,490
Growth	30,069,662	10,367,171	(744,064)	9,623,107
Equity Index	8,065,192	18,219,655	(534,225)	17,685,430
Bond Market	15,126,705	400,907	(140,295)	260,612
Inflation-Linked Bond	7,318,720	524,460	(4,373)	520,087
Social Choice	16,728,225	4,263,695	(359,525)	3,904,170

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Note 7—investment adviser and other transactions with affiliates

Investment advisory services for the Accounts are provided by TCIM in accordance with an Investment Management Services Agreement. TCIM is a registered investment adviser and a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF. Investment management expenses generally include investment management, portfolio accounting and custodial services and are the same across all classes of an Account.

Administrative services are provided to the Accounts by TIAA, pursuant to an Administrative Services Agreement with CREF. Distribution functions are provided to the Accounts by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, pursuant to a Principal Underwriting and Distribution Services Agreement with CREF and the Rule 12b-1 plan. Participants invested in a particular CREF Account will be subject to different administrative and distribution expenses depending upon the class of the Account they own.

TIAA charges a mortality and expense charge of 0.005% to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract. This charge is the same across all Accounts and classes.

The services provided by TCIM, Services, and TIAA are provided to CREF at cost, and CREF also reimburses TCIM, Services, and TIAA for certain third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.

College Retirement Equities Fund ■ 2021 Annual Report	115

Notes to financial statements

As of December 31, 2021, the following table represents the effective expense deductions as an annual percentage of average daily net assets to approximate the costs that CREF incurred:

	Investment management fee	Administrative fee			Distribution fee
Account	All classes	Class R1	Class R2	Class R3	Class R1	Class R2	Class R3
Stock	0.083%	0.251%	0.140%	0.103%	0.091%	0.051%	0.036%
Global Equities	0.060	0.251	0.140	0.104	0.091	0.051	0.036
Growth	0.032	0.251	0.140	0.104	0.091	0.051	0.036
Equity Index	0.014	0.251	0.140	0.104	0.091	0.051	0.036
Bond Market	0.063	0.251	0.140	0.103	0.091	0.051	0.036
Inflation-Linked Bond	0.026	0.251	0.140	0.104	0.091	0.051	0.036
Social Choice	0.048	0.251	0.140	0.104	0.091	0.051	0.036
Money Market	0.036	0.251	0.140	0.103	0.091	0.051	0.036

From May 12, 2020 to December 31, 2021, TIAA agreed to withhold (“waive”) a portion of the Rule 12b-1 distribution and/or administrative expenses for each class of the Money Market Account when a class’s yield was less than zero, subject to a maximum aggregate limit of $25 million for all amounts waived. TIAA may, for a period of three years after the date an amount was waived, recover from the Account a portion of the amounts waived at such time as the class’s daily yield would be positive and, in such event, the amount of recovery on any day will be approximately 25% of the class’s yield (net of all other expenses) on that day. As of December 31, 2021, the cumulative amount of expenses waived subject to recovery is $9,146,492 for Class R1, $6,641,622 for Class R2 and $6,970,403 for Class R3. The amounts waived and recovered during the current period are disclosed on the Statements of operations.

Amounts owed to Account affiliates for payment of Account expenses, payments for units purchased, and receipt for units sold are disclosed as due to/from affiliates on the Statements of assets and liabilities. Account expenses owed to affiliates are reflected in the Statements of operations.

The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended December 31, 2021, the Accounts engaged in the following security transactions with affiliated entities (dollar amounts are in thousands):

Account	Purchases	Sales	Realized gain (loss)
Stock	$2,916,479	$3,419,516	$1,272,571
Global Equities	2,543,432	1,233,669	426,903
Growth	328,702	540,653	141,177
Equity Index	3,957	81,010	62,452
Social Choice	29,128	9,197	4,719

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continued

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 12/31/20		Purchases cost	Sales proceeds	Realized gain (loss )	Spin-off	Change in unrealized appreciation (depreciation)	Dividend income	Shares at 12/31/21		Value at 12/31/21
Stock Account Common Stock Capital Goods
Terex Corp	$147,972		$37,274	$196,825	$82,384	$—	$(53,994)	$1,067	—	§	$—	§
Consumer Services
Arcos Dorados Holdings, Inc*,e	44,499		918	9,366	(6,722)	—	12,703	—	7,209,528		42,032
Media & Entertainment
iClick Interactive Asia Group Ltd (ADR)*,e	2,221	‡	71,790	3,279	(2,351)	—	(42,185)	—	5,682,338		26,196
HUYA, Inc (ADR)*,e	38,473	‡	66,091	7,918	(6,155)	—	(59,809)	—	4,420,992		30,682
Real Estate
Hibernia REIT plc	50,704		5,063	11,860	597	—	1,471	1,585	—	§	—	§
Retailing
Lojas Americanas S.A. (Preference)	55,479	‡	115,821	1,206	(360)	(67,447)	(33,851)	357	64,973,036		68,436
Matahari Department Store Tbk PT	12,956		1,709	—	—	—	30,862	927	156,345,400		45,527
Total	$352,304		$298,666	$230,454	$67,393	$(67,447)	$(144,803)	$3,936	238,631,294		$212,873

*	Non-income producing
‡	At December 31, 2020, the issuer was not an affiliated company of the Account.
§	At December 31, 2021, the issuer was not an affiliated company of the Account.
[e]	Security on loan

Note 8—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Accounts may participate in an inter-fund lending program. This program allows certain Accounts to lend cash to and/or borrow cash from other Accounts or certain other affiliated registered investment companies for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Account may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, each Account may participate in the program only if its participation is consistent with the Account’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended December 31, 2021, there were no inter-fund borrowing or lending transactions.

College Retirement Equities Fund ■ 2021 Annual Report	117

Notes to financial statements	concluded

Note 9—line of credit

The Accounts (other than the Money Market Account) participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. The current facility was entered into on June 15, 2021 expiring on June 14, 2022, replacing the previous facility, which expired June 2021. Certain affiliated accounts and mutual funds, each of which is managed by TCIM, or an affiliate of TCIM, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended December 31, 2021, there were no borrowings under this credit facility by the Accounts.

Note 10—subsequent event

The Money Market Account voluntary waiver of the Rule 12b-1 distribution and/or administrative expenses terminated on December 31, 2021. On January 3, 2022, the total returns and yields of each class of the Account became negative, and are expected to remain so until interest rates rise.

118	2021 Annual Report ■ College Retirement Equities Fund

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of College Retirement Equities Fund and Participants of Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account and Money Market Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account and Money Market Account (constituting College Retirement Equities Fund, hereafter collectively referred to as the “Accounts”) as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Accounts as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on the Accounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included

College Retirement Equities Fund ■ 2021 Annual Report	119

Report of Independent Registered Public Accounting Firm	concluded

confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

February 23, 2022

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

120	2021 Annual Report ■ College Retirement Equities Fund

Trustees and officers (unaudited)

College Retirement Equities Fund  ■  February 15, 2022

Trustees

Name, address and year of birth (“YOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years and other relevant experience and qualifications	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) and positions held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Four-year term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	88	Director, Save the Children Federation, Inc.; Investment Committee Member, Maine Community Foundation.
Joseph A. Boateng c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Four-year term. Trustee since 2018.	Chief Investment Officer, Casey Family Programs (since 2007). Director of U.S. Pension Plans, Johnson & Johnson (2002–2006). Manager, Financial Services Consultant, KPMG Consulting (2000–2002).	88	Board member, Lumina Foundation and Waterside School; Emeritus Board Member, Year-Up Puget Sound, Investment Advisory Committee Chair, Seattle City Employees’ Retirement System; Investment Committee Member, The Seattle Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Four-year term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management, Northwestern University (2002–2011 and since 2013), Senior Associate Dean for Strategy and Academics (since 2020) and Chair of the Finance Department (2005–2007). Vice President, American Economic Association (2020–2021). Assistant Secretary for Economic Policy, United States Department of the Treasury (2011–2013).	88	Member of the Board of the Office of Finance, Federal Home Loan Banks; Director, Avant, LLC.

College Retirement Equities Fund ■ 2021 Annual Report	121

Trustees and officers (unaudited)

College Retirement Equities Fund ■ February 15, 2022	continued

Trustees—concluded

Name, address and year of birth (“YOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years and other relevant experience and qualifications	Number of Portfolios in fund complex overseen by Trustee	Other directorship(s) and positions held by Trustee
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Four-year term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and of certain funds advised by American Beacon Advisors, Inc.	88	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Four-year term. Trustee since 2007.	Chief Executive Officer (2014–2021) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC. Chief Operating Officer, DDJ Capital Management (2003–2006).	88	Trustee, Dexter Southfield School; Member, Governing Council of the Independent Directors Council.
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Four-year term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Adviser to President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	88	Director, Build Commonwealth (non-profit organization).

122	2021 Annual Report ■ College Retirement Equities Fund

Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Four-year term Trustee since 2011. Chairman for term ending June 30, 2023. Chairman since September 13, 2017.	Advisory Director (2010–2011), Partner (2004–2010), Managing Director (1999–2004) and Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	88	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Investment Committee Member, Sansum Clinic; Director, ParentSquare; Member, University of California at Santa Barbara Arts and Lectures Advisory Council.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Four-year term. Trustee since 2006.	President and Chief Executive Officer (since 2008) and Program Director (1990–2008), National Bureau of Economic Research. Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group, Alfred P. Sloan School of Management (since 2014); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT.	88	Director, National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Four-year term. Trustee since 1991.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2018); Chairman and Chief Executive Officer (1991–2016), Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman, Chief Executive Officer (2003–2016), Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers, Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	88	Director, TheraTrue Inc.

College Retirement Equities Fund ■ 2021 Annual Report	123

Trustees and officers (unaudited)

College Retirement Equities Fund ■ February 15, 2022	continued

Officers

Name, address and year of birth (“YOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Senior Managing Director, TIAA. Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Derek B. Dorn TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1976	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2020.	Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO, and Managing Director, Regulatory Affairs, TIAA. Prior to joining TIAA, Mr. Dorn served as a partner at Davis & Harman LLP and an adjunct professor of Law at Georgetown University Law Center.
John L. Douglas TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Executive Vice President and Chief Legal, Risk and Compliance Officer	One-year term. Executive Vice President since 2021.	Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA, Executive Vice President, Chief Legal, Risk and Compliance Officer of the TIAA-CREF Fund Complex. Formerly, Senior Executive Vice President, Senior Advisor to the CEO, and Senior Executive Vice President, Chief Advocacy & Oversight Officer, TIAA. Prior to joining TIAA, Mr. Douglas was a Partner at Davis Polk & Wardwell LLP.
W. Dave Dowrich TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Executive Vice President	One-year term. Executive Vice President since 2022.	Senior Executive Vice President and Chief Financial Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Dowrich served as Chief Financial Officer, International Businesses at Prudential Financial, Inc.

124	2021 Annual Report ■ College Retirement Equities Fund

Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, President and Chief investment Officer, Nuveen; Executive Vice President, Chief Investment Officer and President, Nuveen Global Investments; and Senior Managing Director, President, Global Investments, TIAA.
Colbert Narcisse TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1965	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2022.	Senior Executive Vice President, Chief Product and Business Development Officer of TIAA. President and Chief Executive Officer of CREF and TIAA Separate Account VA-1. Formerly, Executive Vice President and Head of Advisory and Corporate Solutions, TIAA. Prior to joining TIAA, Mr. Narcisse served as Managing Director and Head of International Wealth Management and Head of Traditional and Alternative Investment Products at Morgan Stanley.
David G. Nason TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1970	Executive Vice President	One-year term. Executive Vice President since 2020.	Senior Executive Vice President, Chief Operating Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA. Executive Vice President, Chief Risk and Compliance Officer, TIAA. Prior to joining TIAA, Mr. Nason served as President and CEO of GE Energy Financial Services.
Micky Onvural TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1974	Executive Vice President	One-year term. Executive Vice President since 2022.	Senior Executive Vice President, Chief Marketing and Communications Officer of TIAA. Executive Vice President of CREF and TIAA Separate Account VA-1. Prior to joining TIAA, Ms. Onvural served as Chief Executive Officer for Bonobos.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer since 2020, Principal Accounting Officer since 2020 and Treasurer since 2017.	Senior Managing Director, Head, Publics Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Fund Complex; and Vice President and Controller of the Nuveen Funds. Formerly, Managing Director, Head, TC Fund Administration, Nuveen.

College Retirement Equities Fund ■ 2021 Annual Report	125

Trustees and officers (unaudited)

College Retirement Equities Fund ■ February 15, 2022	concluded

Officers—concluded

Name, address and year of birth (“YOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief People Officer of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, TIAA.org, or by calling 877-518-9161.

126	2021 Annual Report ■ College Retirement Equities Fund

Additional information about index providers (unaudited)

Russell indexes

Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2022. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®“ are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Bloomberg indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

During the reporting period, “Bloomberg Barclays” fixed-income indices were rebranded as “Bloomberg” indices. This change affects all Bloomberg fixed-income indices.

MSCI indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

College Retirement Equities Fund ■ 2021 Annual Report	127

Additional information about index providers (unaudited)	concluded

Morningstar indexes

© 2022 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

128	2021 Annual Report ■ College Retirement Equities Fund

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You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 877-518-9161. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, member FINRA, distributes securities products. CREF variable annuities are issued by College Retirement Equities Fund, New York, NY. Each of the foregoing is solely responsible for its own financial condition and contractual obligations.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

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Item 2. Code of Conduct.

2(a) The Board of Trustees of the College Retirement Equities Fund (the “Registrant”) has adopted a code of conduct for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of conduct.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of conduct.

2(e) Not applicable.

2(f) A copy of the current code of conduct is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Maceo K. Sloan is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

The aggregate fees billed by PwC as disclosed below for the fiscal years ended December 31, 2021 and December 31, 2020 may not align with the figures reported and filed with the Securities and Exchange Commission in Form N-CEN or Form N-CSR for each period, respectively, (SEC File No. 811-04415) because the fees disclosed in this statement reflect fees updated after the date of that Form N-CEN or Form N-CSR for the relevant periods.

4(a) Audit Fees.

For the fiscal years ended December 31, 2021 and December 31, 2020, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $798,496 and $798,486, respectively.

4(b) Audit Related Fees.

For the fiscal years ended December 31, 2021 and December 31, 2020, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2021 and December 31, 2020, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended December 31, 2021 and December 31, 2020, PwC’s aggregate fees for tax services billed to the Registrant were $289,647 and $141,330, respectively.

For the fiscal years ended December 31, 2021 and December 31, 2020, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended December 31, 2021 and December 31, 2020, PwC’s aggregate fees for all other services billed to the Registrant were $0 and $18,582, respectively.

For the fiscal years ended December 31, 2021 and December 31, 2020, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2021 and December 31, 2020 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2021 and December 31, 2020 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2021 and December 31, 2020 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2021 and December 31, 2020 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2021 and December 31, 2020 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2021 and December 31, 2020 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2021 and December 31, 2020, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $1,058,073 and $1,364,000, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2021

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
BONDS - 0.0%

CORPORATE BONDS - 0.0%

FOOD, BEVERAGE & TOBACCO - 0.0%
INR	4,636,868		Britannia Industries Ltd	5.500%	06/03/24	$62
			TOTAL FOOD, BEVERAGE & TOBACCO			62

			TOTAL CORPORATE BONDS			62
			(Cost $64)

GOVERNMENT BONDS - 0.0%

U.S. TREASURY SECURITIES - 0.0%
	$300,000		United States Treasury Note	1.750	05/15/22	302
			TOTAL U.S. TREASURY SECURITIES			302

			TOTAL GOVERNMENT BONDS			302
			(Cost $300)

			TOTAL BONDS			364
			(Cost $364)

SHARES			COMPANY

COMMON STOCKS - 98.9%

AUTOMOBILES & COMPONENTS - 2.6%
	21,879	e	AB Dynamics plc			524
	58,000		Actron Technology Corp			510
	2,153,353	*	Adient plc			103,103
	212,453		Aisin Seiki Co Ltd			8,151
	482,732	*	American Axle & Manufacturing Holdings, Inc			4,504
	381,614		Apollo Tyres Ltd			1,121
	906,445	*	Aptiv plc			149,518
	92,062		ARB Corp Ltd			3,518
	4,714	*	Arcimoto, Inc			37
	63,900		Asahi India Glass Ltd			414
	81,480	*,g	Aston Martin Lagonda Global Holdings plc			1,502
	66,282,807		Astra International Tbk PT			26,530
	29,555		Autel Intelligent Technology Corp Ltd			368
	3,451	*,e	Autoneum Holding AG.			641
	80,309		Bajaj Holdings and Investment Ltd			3,500
1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
100,414		Balkrishna Industries Ltd	$3,130
384,579		Bayerische Motoren Werke AG.	38,474
2,941		Bayerische Motoren Werke AG. (Preference)	244
270,854		Bharat Forge Ltd	2,532
84,595		BorgWarner, Inc	3,813
405,757		Bridgestone Corp	17,420
1,248,497	*	Brilliance China Automotive Holdings Ltd	601
123,643		BYD Co Ltd	5,194
923,362		BYD Co Ltd (H shares)	31,232
47,341	*,e	Canoo, Inc	365
24,655		Ceat Ltd	402
12,739		Changzhou Xingyu Automotive Lighting Systems Co Ltd	408
1,960,885		Cheng Shin Rubber Industry Co Ltd	2,555
235,791		China Motor Corp	540
263,376		Chongqing Changan Automobile Co Ltd	628
59,681		Cie Automotive S.A.	1,844
71,587		Cie Plastic Omnium SA	1,858
1,012,420	*	Cofide S.p.A.	542
385,899	*	Continental AG.	40,545
14,616	*	Cooper-Standard Holding, Inc	328
66,847		Cub Elecparts, Inc	455
753,273		Daimler AG. (Registered)	57,553
66,160		Dana Inc	1,510
476,206		Denso Corp	39,464
388,389	g	Dometic Group AB	5,098
3,120,517		Dongfeng Motor Group Co Ltd	2,594
2,775	*	Dorman Products, Inc	314
1,045,668		Drb-Hicom BHD	359
25,500		Eagle Industry Co Ltd	245
157,370		Eicher Motors Ltd	5,471
120,062	*	ElringKlinger AG.	1,504
39,002	g	Endurance Technologies Ltd	887
36,482		Exedy Corp	528
420,037		Exide Industries Ltd	949
140,953	e	Faurecia	6,706
153,628		FAW Jiefang Group Co Ltd	248
44,700		FCC Co Ltd	582
89,654		Ferrari NV	23,077
119,138	*,e	Fisker, Inc	1,874
4,825,565		Ford Motor Co	100,227
76,382		Ford Otomotiv Sanayi AS	1,375
105,402	*	Fox Factory Holding Corp	17,929
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
183,176	e	Freni Brembo SpA	$2,606
433,201		Fuji Heavy Industries Ltd	7,740
132,363		Fuyao Glass Industry Group Co Ltd	978
707,762	g	Fuyao Glass Industry Group Co Ltd (Hong Kong)	3,660
6,930,302		Geely Automobile Holdings Ltd	18,932
3,764,012	*	General Motors Co	220,684
80,166		Gentex Corp	2,794
54,024	*	Gentherm, Inc	4,695
211,509	*,g	Gestamp Automocion S.A.	1,067
6,232	*	Global & Yuasa Battery Co Ltd	397
51,000		Global PMX Co Ltd	333
488,193	*	Goodyear Tire & Rubber Co	10,408
3,626,746		Great Wall Motor Co Ltd	12,459
146,159		Great Wall Motor Co Ltd	1,112
25,600		G-Tekt Corp	318
3,515,042		Guangzhou Automobile Group Co Ltd (Hong Kong)	3,469
144,012		GUD Holdings Ltd	1,191
7,607	*	Halla Holdings Corp	293
86,053	*	Hankook Tire Co Ltd	2,875
26,182	*	Hankook Tire Worldwide Co Ltd	346
211,743		Hanon Systems	2,394
146,910		Harley-Davidson, Inc	5,537
208,049		Hero Honda Motors Ltd	6,866
1,304,186		Honda Motor Co Ltd	37,105
1,467,186		Hota Industrial Manufacturing Co Ltd	4,831
230,415		Huayu Automotive Systems Co Ltd	1,023
564,000	e	Huazhong In-Vehicle Holdings Co Ltd	226
30,200		Huizhou Desay Sv Automotive Co Ltd	671
78,074		Hyundai Mobis	16,689
162,515		Hyundai Motor Co	28,526
41,522		Hyundai Motor Co Ltd (2nd Preference)	3,522
26,121		Hyundai Motor Co Ltd (Preference)	2,161
17,905	*	Hyundai Wia Corp	1,201
32,500		Ichikoh Industries Ltd	154
411,551		Isuzu Motors Ltd	5,122
493,342		Johnson Electric Holdings Ltd	1,046
257,900		JTEKT Corp	2,255
24,596		Kayaba Industry Co Ltd	690
572,874		Kenda Rubber Industrial Co Ltd	643
347,446	*	Kia Motors Corp	23,978
769,687	*	Koito Manufacturing Co Ltd	40,766
152,076	*	Kuang-Chi Technologies Co Ltd	574
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
94,417	*	Kumho Tire Co, Inc	$366
2,657		LCI Industries, Inc	414
20,428		Lear Corp	3,737
640,622	*	Li Auto, Inc (ADR)	20,564
55,129		Linamar Corp	3,266
123,152	*,e	Lordstown Motors Corp	425
353,009		Magna International, Inc	28,563
1,021,870		Mahindra & Mahindra Ltd	11,466
122,812	*	Mahindra CIE Automotive Ltd	386
40,912		Mahle-Metal Leve S.A. Industria e Comercio	225
36,178	*	Mando Corp	1,925
175,471		Martinrea International, Inc	1,595
159,813		Maruti Suzuki India Ltd	15,911
758,097	*	Mazda Motor Corp	5,817
12,267		MGI Coutier	304
52,100	*	Mianyang Fulin Precision Co Ltd	241
208,065		Michelin (C.G.D.E.) (Class B)	34,078
78,706		Minda Industries Ltd	1,293
887,426		Minth Group Ltd	3,909
1,364,500	*	Mitsubishi Motors Corp	3,802
165,793	*	Modine Manufacturing Co	1,673
1,439,910		Motherson Sumi Systems Ltd	4,305
15,227	*	Motorcar Parts of America, Inc	260
2,193		MRF Ltd	2,160
54,638		Musashi Seimitsu Industry Co Ltd	911
23,084	*	Myoung Shin Industrial Co Ltd	584
404,949		Nan Kang Rubber Tire Co Ltd	586
2,134,750	*,g	Nemak SAB de C.V.	634
36,355	*	Nexen Tire Corp	208
655,000		Nexteer Automotive Group Ltd	813
185,800		NGK Spark Plug Co Ltd	3,235
234,215		NHK Spring Co Ltd	1,992
98,112		Nifco, Inc	3,085
124,011		Ningbo Joyson Electronic Corp	428
65,778		Ningbo Tuopu Group Co Ltd	547
1,567,272	*	NIO, Inc (ADR)	49,651
63,253		Nippon Seiki Co Ltd	639
2,283,043	*	Nissan Motor Co Ltd	10,996
88,910		Nissan Shatai Co Ltd	545
32,527	*,e	Niu Technologies (ADR)	524
133,188		NOK Corp	1,451
160,479		Nokian Renkaat Oyj	6,064
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
44,700		Pacific Industrial Co Ltd	$473
37,662		Patrick Industries, Inc	3,039
265,326		Piaggio & C S.p.A.	868
31,694		Piolax Inc	485
426,691	g	Pirelli & C S.p.A	2,959
319,091		Porsche AG.	30,126
193,500		Prinx Chengshan Cayman Holding Ltd	180
816,830		Qingling Motors Co Ltd	166
88,902	*	QuantumScape Corp	1,973
53,628	*	Renault S.A.	1,860
256,353	*	Rivian Automotive, Inc	26,581
8,866		S&T Daewoo Co Ltd	350
111,169	*	SAF-Holland SE	1,557
526,323		SAIC Motor Corp Ltd	1,705
217,700		Sailun Group Co Ltd	506
511,920		Sanyang Industry Co Ltd	500
143,310		Schaeffler AG.	1,185
100,905		Shandong Linglong Tyre Co Ltd	579
15,300		Shenzhen Kedali Industry Co Ltd	385
29,400		Shoei Co Ltd	1,159
15,729	*	SL Corp	412
962,054		Sri Trang Agro-Industry PCL (Foreign)	894
18,572		Standard Motor Products, Inc	973
86,149		Stanley Electric Co Ltd	2,163
569,483		Stellantis NV	10,751
147,987	*	Stoneridge, Inc	2,921
531,940		Sumitomo Electric Industries Ltd	6,942
41,417		Sumitomo Riko Co Ltd	214
208,100		Sumitomo Rubber Industries, Inc	2,123
5,358		Sundaram-Clayton Ltd	273
103,161		Sundram Fasteners Ltd	1,263
73,065		Suprajit Engineering Ltd	422
261,658	*	Suzuki Motor Corp	10,090
1,958,985	*	Tata Motors Ltd	12,628
27,500		Teikoku Piston Ring Co Ltd	341
225,919	*	Tenneco, Inc	2,553
1,299,808	*,n	Tesla, Inc	1,373,611
91,003		Thor Industries, Inc	9,443
271,450	g	TI Fluid Systems plc	949
739,118	e	Tianneng Power International Ltd	782
138,842		Tofas Turk Otomobil Fabrik	794
64,547		Tokai Rika Co Ltd	870
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
417,699		Tong Yang Industry Co Ltd	$500
36,368		Topre Corp	376
385,325	e	Toyo Tire & Rubber Co Ltd	6,015
83,000		Toyoda Gosei Co Ltd	1,805
79,595		Toyota Boshoku Corp	1,562
20,610,055	*	Toyota Motor Corp	380,927
10,511		Trigano S.A.	2,040
107,800		TS Tech Co Ltd	1,327
105,185		Tube Investments of India Ltd	2,474
69,000		Tung Thih Electronic Co Ltd	435
81,683		Tupy S.A.	292
207,688		TVS Motor Co Ltd	1,745
379,700		UMW Holdings BHD	271
2,438,694		Valeo S.A.	73,542
20,200	*	Visteon Corp	2,245
59,424	*	Vitesco Technologies Group AG.	2,914
34,350		Volkswagen AG.	10,042
765,360		Volkswagen AG. (ADR)	22,349
328,022		Volkswagen AG. (Preference)	65,894
21,700		Weifu High-Technology Group Co Ltd	73
61,672		Winnebago Industries, Inc	4,620
102,716	*,e	Workhorse Group, Inc	448
1,140,000	e	Wuling Motors Holdings Ltd	246
32,937	*,e	XL Fleet Corp	109
77,877	*	XPEL, Inc	5,317
425,116	*	XPeng, Inc (ADR)	21,396
1,383,031	g	Yadea Group Holdings Ltd	2,695
318,765		Yamaha Motor Co Ltd	7,656
144,300		Yokohama Rubber Co Ltd	2,314
586,860		Yulon Motor Co Ltd	887
		TOTAL AUTOMOBILES & COMPONENTS	3,578,024

BANKS - 6.8%
14,575		1st Source Corp	723
74,203		77 Bank Ltd	861
72,883		Aareal Bank AG.	2,378
38,299	*	Aavas Financiers Ltd	1,343
132,120	g	ABN AMRO Group NV	1,942
857,364		Absa Group Ltd	8,205
3,540,767		Abu Dhabi Commercial Bank PJSC	8,215
957,943		Abu Dhabi Islamic Bank PJSC	1,789
19,527,383		Agricultural Bank of China Ltd	6,718
3,349,862		Agricultural Bank of China Ltd (Class A)	1,545
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
17,125,984	*	AIB Group plc	$41,726
2,226,187		Akbank TAS	1,202
67,618		Aktia Bank Oyj	940
1,469,848		Al Rajhi Bank	55,431
708,711		Alinma Bank	4,515
101,374	*	Alior Bank S.A.	1,372
17,512		Allegiance Bancshares, Inc	739
975,800		Alliance Financial Group BHD	669
2,556,080	*	Alpha Bank AE	3,132
315,270	*,†	Amagerbanken AS	0
43,533		Amalgamated Financial Corp	730
31,311		Amerant Bancorp Inc	1,082
9,191		American National Bankshares, Inc	346
256,565		Ameris Bancorp	12,746
37,698		Amlak International for Real Estate Finance Co	212
1,225,834	*	AMMB Holdings BHD	933
151,900		Aozora Bank Ltd	3,322
426,439		Arab National Bank	2,597
12,469		Arrow Financial Corp	439
132,331		Associated Banc-Corp	2,989
18,272	*	Atlantic Capital Bancshares, Inc	526
66,746		Atlantic Union Bankshares Corp	2,489
85,226	*,g	AU Small Finance Bank Ltd	1,185
3,905,798		Australia & New Zealand Banking Group Ltd	78,238
36,244		Awa Bank Ltd	684
2,641,717	*	Axis Bank Ltd	24,006
110,329	*	Axos Financial, Inc	6,168
233,445		Banc of California, Inc	4,580
384,989	*,e	Banca Monte dei Paschi di Siena S.p.A	389
714,390	e	Banca Popolare di Sondrio SCARL	2,999
20,687		Bancfirst Corp	1,460
97,965		Banco ABC Brasil S.A.	278
22,655,385		Banco Bilbao Vizcaya Argentaria S.A.	134,369
1,659,942	e	Banco BPM S.p.A.	4,970
5,169,542		Banco Bradesco S.A.	14,985
9,731,427		Banco Bradesco S.A. (Preference)	33,737
40,158,748	*,e	Banco Comercial Portugues S.A.	6,427
30,225,704		Banco de Chile	2,361
38,335		Banco de Credito e Inversiones	1,120
6,846,258	*	Banco de Sabadell S.A.	4,563
792,874	e,g	Banco del Bajio S.A.	1,425
624,701		Banco do Brasil S.A.	3,229
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
215,920		Banco do Estado do Rio Grande do Sul	$374
16,063,377	*,†	Banco Espirito Santo S.A.	183
1,448,075		Banco Inter S.A.	7,363
2,255,701		Banco Pan S.A.	4,297
292,910		Banco Santander Brasil S.A.	1,576
43,196,815		Banco Santander Chile S.A.	1,736
7,405,622		Banco Santander S.A. (AQXE)	24,595
178,803		BanColombia S.A.	1,526
525,299		BanColombia S.A. (Preference)	4,134
464,680	g	Bandhan Bank Ltd	1,575
5,775,300	*	Bank Aladin Syariah Tbk PT	929
249,568	*	Bank AlBilad	3,076
302,431		Bank Al-Jazira	1,551
2,430,800		Bank BTPN Syariah Tbk PT	610
65,678,170		Bank Central Asia Tbk PT	33,637
6,049	e	Bank First Corp	437
57,366		Bank Handlowy w Warszawie S.A.	840
737,714		Bank Hapoalim Ltd	7,593
8,000,000	*	Bank Jago Tbk PT	8,973
861,824		Bank Leumi Le-Israel	9,244
665,441	*	Bank Millennium S.A.	1,349
19,484,297		Bank of America Corp	866,856
957,562		Bank of Beijing Co Ltd	667
418,100		Bank of Changsha Co Ltd	512
196,520		Bank of Chengdu Co Ltd	370
1,886,244		Bank of China Ltd	903
92,668,912		Bank of China Ltd (Hong Kong)	33,339
1,858,612		Bank of Communications Co Ltd	1,345
6,808,319		Bank of Communications Co Ltd (Hong Kong)	4,116
1,711,400		Bank of East Asia Ltd	2,459
50,178		Bank of Georgia Group plc	1,133
292,795		Bank of Hangzhou Co Ltd	589
2,962		Bank of Hawaii Corp	248
12,114,481	*	Bank of Ireland Group plc	68,610
685,418		Bank of Jiangsu Co Ltd	627
528,493		Bank of Kaohsiung	231
75,700		Bank of Kyoto Ltd	3,505
31,128		Bank of Marin Bancorp	1,159
1,033,750		Bank of Montreal	111,298
548,914		Bank of Nanjing Co Ltd	772
284,474		Bank of Ningbo Co Ltd	1,708
1,586,971		Bank of Nova Scotia	112,347
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
114,567		Bank of NT Butterfield & Son Ltd	$4,366
1,377,275		Bank of Queensland Ltd (ASE)	8,111
721,099		Bank of Shanghai Co Ltd	807
1,291,090		Bank of the Philippine Islands	2,333
8,785		Bank OZK	409
137,586		Bank Pekao S.A.	4,153
2,783,400		Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	261
3,599,600		Bank Pembangunan Daerah Jawa Timur Tbk PT	189
120,199,068		Bank Rakyat Indonesia	34,608
11,224,400	*	Bank Tabungan Negara Persero Tbk PT	1,360
25,101		Bank Zachodni WBK S.A.	2,156
820,076		Bankinter S.A.	4,178
189,325		BankUnited	8,010
240,360		Banner Corp	14,583
43,978		Banque Cantonale Vaudoise	3,411
714,925		Banque Saudi Fransi	8,982
12,873		Bar Harbor Bankshares	372
66,515,199		Barclays plc	169,432
1,106,165	g	BAWAG Group AG.	67,842
3,980,576		BDO Unibank, Inc	9,420
900,724		Bendigo Bank Ltd	5,967
105,407		Berkshire Hills Bancorp, Inc	2,997
693,600		BIMB Holdings BHD	499
25,474	*	Blue Foundry Bancorp	373
15,787		Blue Ridge Bankshares, Inc	283
1,792,425		BNP Paribas S.A.	123,930
4,328,669		BOC Hong Kong Holdings Ltd	14,196
20,730		BOK Financial Corp	2,187
708,004	*	Boubyan Bank KSCP	1,850
3,130,851	e	BPER Banca	6,471
11,106	*	BRE Bank S.A.	1,187
15,528	*	Bridgewater Bancshares, Inc	275
70,353		Brookline Bancorp, Inc	1,139
18,231		Bryn Mawr Bank Corp	821
303,717	*	BS Financial Group, Inc	2,143
4,794,523		Bumiputra-Commerce Holdings BHD	6,272
1,065,956		Burgan Bank SAK	884
16,972		Business First Bancshares, Inc	480
152,248		Byline Bancorp, Inc	4,164
294,673		Cadence BanCorp	8,778
2,901,880		CaixaBank S.A.	7,927
5,921		Cambridge Bancorp	554
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
12,899	e	Camden National Corp	$621
66,016		Can Fin Homes Ltd	489
627,196		Canadian Imperial Bank of Commerce	73,110
268,476		Canadian Western Bank	7,704
399,160	*	Canara Bank	1,068
7,429		Capital Bancorp, Inc	195
13,102		Capital City Bank Group, Inc	346
216,228		Capitec Bank Holdings Ltd	27,679
295,261		Capitol Federal Financial	3,345
29,361		Capstar Financial Holdings, Inc	617
22,248	*	Carter Bankshares, Inc	342
137,517		Cathay General Bancorp	5,912
15,528		CBTX, Inc	450
258,966		Central Pacific Financial Corp	7,295
2,560,615		Chang Hwa Commercial Bank	1,573
524,616		Chiba Bank Ltd	3,001
2,209,293	g	China Bohai Bank Co Ltd	850
7,112,490		China Citic Bank	3,085
731,107		China Construction Bank Corp	672
127,549,546		China Construction Bank Corp (Hong Kong)	88,385
1,929,704		China Everbright Bank Co Ltd	1,005
2,578,845		China Everbright Bank Co Ltd (Hong Kong)	913
4,645,481		China Merchants Bank Co Ltd	36,140
5,098,231		China Merchants Bank Co Ltd (Class A)	38,974
1,702,248		China Minsheng Banking Corp Ltd	1,042
4,321,991	e	China Minsheng Banking Corp Ltd (Hong Kong)	1,653
746,829		China Zheshang Bank Co Ltd	410
34,221,388		Chinatrust Financial Holding Co	32,059
1,306,900		Chongqing Rural Commercial Bank Co Ltd	790
178,200		Chugoku Bank Ltd	1,395
173,204		CIT Group, Inc	8,892
3,769,493		Citigroup, Inc	227,640
12,147		Citizens & Northern Corp	317
941,069		Citizens Financial Group, Inc	44,466
13,317		City Holding Co	1,089
407,617		City Union Bank Ltd	737
13,256		Civista Bancshares, Inc	323
183,251		Close Brothers Group plc	3,495
13,810		CNB Financial Corp	366
2,161	*	Coastal Financial Corp	109
297,509	*	Collector AB	1,248
196,406		Columbia Banking System, Inc	6,426
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
22,993	*	Columbia Financial, Inc	$480
65,806		Comerica, Inc	5,725
8,037	e	Commerce Bancshares, Inc	552
1,404,196		Commercial Bank of Qatar QSC	2,602
1,213,763	*	Commercial International Bank	4,085
4,874,698	*	Commerzbank AG.	36,880
2,638,845		Commonwealth Bank of Australia	193,985
95,552		Community Bank System, Inc	7,117
13,433		Community Trust Bancorp, Inc	586
981,160		Concordia Financial Group Ltd	3,563
109,665		ConnectOne Bancorp, Inc	3,587
350,542		Credicorp Ltd (NY)	42,791
3,358,714		Credit Agricole S.A.	47,886
92,707		Credito Emiliano S.p.A.	612
25,211	*	CrossFirst Bankshares, Inc	394
4,031	e	Cullen/Frost Bankers, Inc	508
24,473	*	Customers Bancorp, Inc	1,600
272,941		CVB Financial Corp	5,844
5,646,074	*,†	Cyprus Popular Bank Public Co Ltd	64
692,827		Dah Sing Banking Group Ltd	592
237,908		Dah Sing Financial Holdings Ltd	721
45,986		Daishi Hokuetsu Financial Group, Inc	1,015
194,893		Danske Bank AS	3,365
2,096,568		DBS Group Holdings Ltd	50,777
162,260	g	Deutsche Pfandbriefbank AG.	1,944
186,263		DGB Financial Group Co Ltd	1,468
61,735		Dime Community Bancshares, Inc	2,171
431,522		DNB Bank ASA	9,871
1,714,537		Doha Bank QSC	1,507
2,051,924		Dubai Islamic Bank PJSC	2,999
14,076,525		E.Sun Financial Holding Co Ltd	14,267
27,667		Eagle Bancorp, Inc	1,614
137,441	e	East West Bancorp, Inc	10,814
204,746		Eastern Bankshares, Inc	4,130
1,872,586		Emirates NBD Bank PJSC	6,903
12,245		Enact Holdings, Inc	253
8,332		Enterprise Bancorp, Inc	374
30,930		Enterprise Financial Services Corp	1,456
28,595		Equitable Group, Inc	1,558
247,445	*,g	Equitas Small Finance Bank Ltd	197
12,534		Equity Bancshares, Inc	425
382,636		Erste Bank der Oesterreichischen Sparkassen AG.	17,938
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
180,237		Essent Group Ltd	$8,206
2,881,709	*	Eurobank Ergasias S.A.	2,919
2,169,620		Far Eastern International Bank	842
24,549		Farmers National Banc Corp	455
26,413		FB Financial Corp	1,157
8,374		Federal Agricultural Mortgage Corp (FAMC)	1,038
1,924,213		Federal Bank Ltd	2,140
20,615		FIBI Holdings Ltd	941
3,957	e	Fidelity D&D Bancorp, Inc	233
5,311,963		Fifth Third Bancorp	231,336
28,149	*,e	Finance Of America Cos, Inc	112
13,614		Financial Institutions, Inc	433
1,041,946		FinecoBank Banca Fineco S.p.A	18,247
689,699		First Bancorp	9,504
26,187		First Bancorp	1,197
7,610		First Bancorp, Inc	239
18,002		First Bancshares, Inc	695
12,106	e	First Bank	176
43,493		First Busey Corp	1,180
466	e	First Citizens Bancshares, Inc (Class A)	387
81,724		First Commonwealth Financial Corp	1,315
16,095		First Community Bancshares, Inc	538
153,303		First Financial Bancorp	3,738
73,978		First Financial Bankshares, Inc	3,761
10,548		First Financial Corp	478
7,478,161		First Financial Holding Co Ltd	6,615
68,072		First Foundation, Inc	1,692
8,017		First Hawaiian, Inc	219
39,114		First Horizon National Corp	639
73,259		First International Bank Of Israel Ltd	3,045
7,835		First Internet Bancorp	369
35,789	e	First Interstate Bancsystem, Inc	1,456
132,594		First Merchants Corp	5,554
13,583		First Mid-Illinois Bancshares, Inc	581
99,113		First Midwest Bancorp, Inc	2,030
21,647	e	First National Financial Corp	711
21,141		First of Long Island Corp	456
303,273		First Republic Bank	62,629
10,139		Five Star Bancorp	304
68,568		Flagstar Bancorp, Inc	3,287
25,914		Flushing Financial Corp	630
21,822		FNB Corp	265
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,252		FS Bancorp, Inc	$244
5,200	*,†	FS Finans A.S.	0
220,900		Fukuoka Financial Group, Inc	3,783
138,289		Fulton Financial Corp	2,351
599,701		Genworth Mortgage Insurance Australia Ltd	1,013
22,508		German American Bancorp, Inc	877
187,451		Glacier Bancorp, Inc	10,628
9,341		Great Southern Bancorp, Inc	553
128,487		Great Western Bancorp, Inc	4,363
3,086,761		Grupo Financiero Banorte S.A. de C.V.	20,053
1,491,777	*,e	Grupo Financiero Inbursa S.A.	1,786
12,372		Guaranty Bancshares, Inc	465
1,869,225		Gulf Bank KSCP	1,724
431,500		Gunma Bank Ltd	1,319
435,000		Hachijuni Bank Ltd	1,486
355,568		Hana Financial Group, Inc	12,562
147,165		Hancock Whitney Corp	7,361
903,057		Hang Seng Bank Ltd	16,536
137,513		Hanmi Financial Corp	3,256
46,215		HarborOne Northeast Bancorp, Inc	686
9,907		HBT Financial, Inc	186
642,698		HDFC Bank Ltd	12,724
181,159		HDFC Bank Ltd (ADR)	11,788
96,159		Heartland Financial USA, Inc	4,867
53,754		Heritage Commerce Corp	642
47,465		Heritage Financial Corp	1,160
99,453		Hilltop Holdings, Inc	3,495
1,238		Hingham Institution for Savings	520
341,102		Hirogin Holdings, Inc	2,042
21,200	*	Hokkoku Financial Holdings, Inc	470
139,960		Hokuhoku Financial Group, Inc	1,112
6,163		Home Bancorp, Inc	256
811,730		Home Bancshares, Inc	19,766
64,542	*	Home Capital Group, Inc	1,993
28,125	*,g	Home First Finance Co India Ltd	293
3,010	e	Home Point Capital, Inc	14
20,004		HomeStreet, Inc	1,040
14,116		HomeTrust Bancshares, Inc	437
462,512		Hong Leong Bank BHD	2,066
125,470		Hong Leong Credit BHD	522
310,178		Hope Bancorp, Inc	4,563
38,000		Horizon Bancorp	792
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,762,497		Housing Development Finance Corp	$60,981
10,532	*	Howard Bancorp, Inc	229
16,104,926		HSBC Holdings plc	97,262
6,027,004		Hua Nan Financial Holdings Co Ltd	4,613
750,786		Huaxia Bank Co Ltd	660
4,635,701		Huntington Bancshares, Inc	71,482
265,074		Hyakugo Bank Ltd	792
7,712,933		ICICI Bank Ltd	76,674
1,494,861		ICICI Bank Ltd (ADR)	29,583
3,597,540	*	IDFC Bank Ltd	2,333
118,901		IIFL Finance Ltd	446
70,459	*	Illimity Bank S.p.A	1,055
55,989		Independent Bank Corp (MA)	4,565
19,427		Independent Bank Corp (MI)	464
65,105		Independent Bank Group, Inc	4,697
267,332		Indiabulls Housing Finance Ltd	781
2,973,939		Industrial & Commercial Bank of China Ltd	2,160
67,567,914		Industrial & Commercial Bank of China Ltd (Hong Kong)	38,114
906,705		Industrial Bank Co Ltd	2,708
537,385		Industrial Bank of Korea	4,649
23,400,985		ING Groep NV	325,344
62,004	e	Intercorp Financial Services, Inc	1,636
128,025		International Bancshares Corp	5,427
15,581,258		Intesa Sanpaolo S.p.A.	40,245
3,389,821		Investimentos Itau S.A. - PR	5,422
135,725		Investors Bancorp, Inc	2,056
4,132,826		iShares Core MSCI EAFE ETF	308,474
1,316,906		Israel Discount Bank Ltd	8,842
1,102,401,072	*	Itau CorpBanca Chile SA	2,129
7,599,450		Itau Unibanco Holding S.A.	28,640
291,154		Iyo Bank Ltd	1,457
392,577		Japan Post Bank Co Ltd	3,599
235,905	*	JB Financial Group Co Ltd	1,654
5,281,841		JPMorgan Chase & Co	836,380
33,240	*	Juroku Financial Group, Inc	627
67,504	*	Jyske Bank	3,472
690,474	*,e	KakaoBank Corp	34,270
440,241		Karur Vysya Bank Ltd	269
990,656		KB Financial Group, Inc	45,812
64,541		KBC Ancora	3,087
714,165		KBC Groep NV	61,362
46,639		Kearny Financial Corp	618
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
92,248		Keiyo Bank Ltd	$373
60,943		Keycorp	1,410
299,932		Kiatnakin Bank PCL (Foreign)	535
1,615,000		King’s Town Bank	2,364
66,219		Kiyo Bank Ltd	812
56,988		Komercni Banka AS	2,437
403,316		Kotak Mahindra Bank Ltd	9,708
4,991,196		Krung Thai Bank PCL (Foreign)	1,968
3,430,723		Kuwait Finance House	9,438
644,825	*	Kuwait International Bank KSCP	465
960,597		Kuwait Projects Co Holding KSCP	451
429,200		Kyushu Financial Group, Inc	1,559
121,439		Lakeland Bancorp, Inc	2,306
19,890	e	Lakeland Financial Corp	1,594
52,252	e	Laurentian Bank of Canada	1,659
328,572		LIC Housing Finance Ltd	1,627
15,564		Liechtensteinische Landesbank AG.	897
3,419		Live Oak Bancshares, Inc	298
98,093,848		Lloyds TSB Group plc	63,701
14,995		Luther Burbank Corp	211
106,412		M&T Bank Corp	16,343
23,529		Macatawa Bank Corp	208
3,482,893		Malayan Banking BHD	6,937
2,285,742		Malaysia Building Society	294
2,835,171		Masraf Al Rayan	3,612
1,300,700		Mebuki Financial Group Inc	2,677
1,178,968	e	Mediobanca S.p.A.	13,535
13,029,076		Mega Financial Holding Co Ltd	16,733
11,980		Mercantile Bank Corp	420
7,941		Merchants Bancorp	376
115,922		Meta Financial Group, Inc	6,916
13,169		Metrocity Bankshares, Inc	363
1,336,884		Metropolitan Bank & Trust	1,460
38,437	*	Metropolitan Bank Holding Corp	4,095
312,960		MGIC Investment Corp	4,513
12,466		Mid Penn Bancorp, Inc	396
19,835		Midland States Bancorp, Inc	492
11,216		MidWestOne Financial Group, Inc	363
17,109,286		Mitsubishi UFJ Financial Group, Inc	93,113
132,651		Mizrahi Tefahot Bank Ltd	5,108
2,731,358		Mizuho Financial Group, Inc	34,692
275,138	g	Moneta Money Bank AS	1,181
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
54,266	*	Mr Cooper Group, Inc	$2,258
29,768		Musashino Bank Ltd	465
8,642		MVB Financial Corp	359
28,549		Nanto Bank Ltd	482
3,829,949		National Australia Bank Ltd	80,418
196,455		National Bank Holdings Corp	8,632
5,277,220		National Bank of Abu Dhabi PJSC	27,068
482,224	e	National Bank of Canada	36,765
598,903	*	National Bank of Greece S.A.	1,998
8,356,874		National Bank of Kuwait SAKP	27,553
3,315,903		National Commercial Bank	56,878
18,094,091		Natwest Group plc	55,410
53,007		NBT Bancorp, Inc	2,042
332,287		Nedbank Group Ltd	3,650
33,022	e	New York Community Bancorp, Inc	403
8,454	*	Nicolet Bankshares, Inc	725
155,464		Nishi-Nippon Financial Holdings, Inc	1,004
189,558	*	NMI Holdings, Inc	4,142
5,496,326		Nordea Bank Abp	67,047
9,810,662		Nordea Bank Abp	120,201
294,397		North Pacific Bank Ltd	640
39,467		Northfield Bancorp, Inc	638
8,743		Northrim BanCorp, Inc	380
107,250		Northwest Bancshares, Inc	1,519
219,289		Nova Ljubljanska Banka dd (GDR)	3,747
1,133,812		O-Bank Co Ltd	327
110,917		OceanFirst Financial Corp	2,462
29,345	*	Ocwen Financial Corp	1,173
313,724		OFG Bancorp	8,332
39,407		Ogaki Kyoritsu Bank Ltd	662
29,500	*	Okinawa Financial Group, Inc	567
403,861		Old National Bancorp	7,318
65,181		Old Second Bancorp, Inc	821
30,261		Origin Bancorp, Inc	1,299
8,088		Orrstown Financial Services, Inc	204
1,180,586		OSB Group plc	8,876
561,168	*	OTP Bank	28,615
4,296,371		Oversea-Chinese Banking Corp	36,363
150,530		Pacific Premier Bancorp, Inc	6,026
371,438		PacWest Bancorp	16,778
306,353		Paragon Group of Cos plc	2,349
12,396		Park National Corp	1,702
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
19,765		PCSB Financial Corp	$376
16,416		Peapack Gladstone Financial Corp	581
29,014		PennyMac Financial Services, Inc	2,025
21,950		Peoples Bancorp, Inc	698
6,274		Peoples Financial Services Corp	331
37,941		People’s United Financial, Inc	676
223,171	*	Pepper Money Ltd	350
1,741,049	*	Permanent TSB Group Holdings plc	3,199
1,378,027		Ping An Bank Co Ltd	3,563
133,687		Pinnacle Financial Partners, Inc	12,767
9,826	*	Pioneer Bancorp, Inc	111
681,140	*	Piraeus Financial Holdings S.A.	999
63,764	*,g	PNB Housing Finance Ltd	423
555,438		PNC Financial Services Group, Inc	111,376
83,742		Popular, Inc	6,870
1,248,937		Postal Savings Bank of China Co Ltd	1,000
10,914,972	g	Postal Savings Bank of China Co Ltd	7,665
1,088,907	*	Powszechna Kasa Oszczednosci Bank Polski S.A.	12,078
184,810		Preferred Bank	13,268
32,333		Premier Financial Corp	999
48,472		Primis Financial Corp	729
68,000	e	Prosperity Bancshares, Inc	4,916
14,279		Provident Bancorp Inc	266
66,395		Provident Financial Services, Inc	1,608
13,558,885		PT Bank Mandiri Persero Tbk	6,695
5,347,953		PT Bank Negara Indonesia	2,528
17,115,505		Public Bank BHD	17,082
458,874		Qatar International Islamic Bank QSC	1,160
780,166		Qatar Islamic Bank SAQ	3,927
3,269,453		Qatar National Bank	18,126
14,106		QCR Holdings, Inc	790
164,441		Qingdao Rural Commercial Bank Corp	100
156,238		Radian Group, Inc	3,301
52,964		Raiffeisen International Bank Holding AG.	1,556
11,822		RBB Bancorp	310
6,531,479	*,g	RBL Bank Ltd	11,124
4,325		Red River Bancshares Inc	231
254,477	e	Regional SAB de C.V.	1,320
62,854		Regions Financial Corp	1,370
12,407		Reliant Bancorp Inc	440
63,632		Renasant Corp	2,415
7,396		Republic Bancorp, Inc (Class A)	376
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
42,086	*	Republic First Bancorp, Inc	$157
2,161,000		Resona Holdings, Inc	8,398
1,303,957		RHB Capital BHD	1,680
33,531		Ringkjoebing Landbobank A.S.	4,507
1,757,391		Riyad Bank	12,685
132,842	e	Rocket Cos, Inc	1,860
1,946,611		Royal Bank of Canada	206,595
34,583		S&T Bancorp, Inc	1,090
39,868		Sandy Spring Bancorp, Inc	1,917
160,864		San-In Godo Bank Ltd	905
978,372		Saudi British Bank	8,581
184,113	g	Sbanken ASA	1,959
4,899,100		Sberbank of Russia (ADR)	77,161
63,938		Seacoast Banking Corp of Florida	2,263
497,210		Security Bank Corp	1,160
11,888		ServisFirst Bancshares, Inc	1,010
756,200		Seven Bank Ltd	1,563
2,552,978		Shanghai Commercial & Savings Bank Ltd	4,355
1,404,334		Shanghai Pudong Development Bank Co Ltd	1,880
57,400		Shiga Bank Ltd	1,032
519,203		Shinhan Financial Group Co Ltd	16,043
91,900	*	Shinsei Bank Ltd	1,495
381,747	e	Shizuoka Bank Ltd	2,725
999,761		Siam Commercial Bank PCL (Foreign)	3,795
12,097		Sierra Bancorp	328
56,897		Signature Bank	18,404
23,838	*	Silvergate Capital Corp	3,533
99,230		Simmons First National Corp (Class A)	2,935
7,182,617		SinoPac Financial Holdings Co Ltd	4,189
998,414		Skandinaviska Enskilda Banken AB (Class A)	13,862
11,032		SmartFinancial, Inc	302
229,297		Societe Generale	7,881
21,099		South Plains Financial Inc	587
61,257		South State Corp	4,907
4,936	*	Southern First Bancshares, Inc	308
6,272		Southern Missouri Bancorp, Inc	327
27,310		Southside Bancshares, Inc	1,142
110,095		Spar Nord Bank AS	1,409
55,770		Sparebank Oestlandet	922
218,107		SpareBank SR-Bank ASA	3,294
157,650		Sparebanken Midt-Norge	2,661
173,000		Sparebanken Nord-Norge	2,212
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
11,246		Spirit of Texas Bancshares, Inc	$324
3,642		St Galler Kantonalbank	1,739
1,521,955		Standard Bank Group Ltd	13,371
6,654,397		Standard Chartered plc	40,464
3,917,245		State Bank of India	24,171
12,180	e	Sterling Bancorp	314
16,055		Stock Yards Bancorp, Inc	1,026
2,834,628		Sumitomo Mitsui Financial Group, Inc	96,795
365,963		Sumitomo Mitsui Trust Holdings, Inc	12,237
9,376		Summit Financial Group, Inc	257
247,864		Suruga Bank Ltd	1,095
34,907	*	SVB Financial Group	23,675
407,162		Svenska Handelsbanken AB	4,401
423,400		Swedbank AB (A Shares)	8,509
107,760		Sydbank AS	3,406
10,292	e	Synovus Financial Corp	493
3,429,326		Taichung Commercial Bank	1,505
7,331,924		Taishin Financial Holdings Co Ltd	5,016
6,545,810		Taiwan Business Bank	2,340
6,772,844		Taiwan Cooperative Financial Holding	6,223
52,611		TBC Bank Group plc	1,175
495,275		TCS Group Holding plc (ADR)	41,762
73,311	*	Texas Capital Bancshares, Inc	4,417
34,362		Texcell-NetCom Co Ltd	239
3,570		TFS Financial Corp	64
454,631		Thanachart Capital PCL	513
46,137	*	The Bancorp, Inc	1,168
2,663	*	Third Coast Bancshares, Inc	69
142,346		Timbercreek Financial Corp	1,081
211,700		Tisco Bank PCL	607
158,543		Toho Bank Ltd	292
154,564		Tomony Holdings, Inc	426
12,555		Tompkins Financial Corp	1,049
2,478,925		Toronto-Dominion Bank	190,052
57,966		Towne Bank	1,831
71,286		Trico Bancshares	3,062
92,018	*	Tristate Capital Holdings, Inc	2,784
24,965	*	Triumph Bancorp, Inc	2,973
1,221,570		Truist Financial Corp	71,523
17,393		TrustCo Bank Corp NY	579
53,557		Trustmark Corp	1,738
1,678,487		Turkiye Garanti Bankasi AS	1,428
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
654,971	*	Turkiye Halk Bankasi AS	$223
1,031,569		Turkiye Is Bankasi (Series C)	559
891,439	*	Turkiye Vakiflar Bankasi Tao	247
39,975		UMB Financial Corp	4,242
15,701		Umpqua Holdings Corp	302
1,698,049	g	Unicaja Banco S.A.	1,671
879,298		UniCredit S.p.A.	13,516
2,650,669	*	Union Bank Of Taiwan	1,301
110,099		United Bankshares, Inc	3,994
244,145		United Community Banks, Inc	8,775
1,389,027		United Overseas Bank Ltd	27,741
71,527		Univest Financial Corp	2,140
4,263,624		US Bancorp	239,488
90,668	e	UWM Holdings Corp	537
19,392		Valiant Holding	1,939
358,165		Valley National Bancorp	4,925
264,765		Van Lanschot Kempen NV	6,632
8,800	*	Velocity Financial, Inc	121
343,281		Veritex Holdings, Inc	13,656
1,577,680	*	Virgin Money UK plc	3,827
516,950		VTB Bank PJSC (GDR) Equiduct	652
959,999	*	VTB Bank PJSC (GDR) Tradegate	1,210
23,753		Walker & Dunlop, Inc	3,584
1,324,671	*	Warba Bank KSCP	1,199
132,315		Washington Federal, Inc	4,417
15,603		Washington Trust Bancorp, Inc	880
50,650		Waterstone Financial, Inc	1,107
6,309		Webster Financial Corp	352
13,713,738		Wells Fargo & Co	657,985
54,652		WesBanco, Inc	1,912
12,656		West Bancorporation, Inc	393
61,719		Westamerica Bancorporation	3,563
8,648		Western Alliance Bancorp	931
4,272,077		Westpac Banking Corp	66,275
165,275		Wintrust Financial Corp	15,010
367,153		Woori Financial Group, Inc	3,915
100,037		WSFS Financial Corp	5,014
442,299		Yamaguchi Financial Group, Inc	2,585
3,313,489		Yapi ve Kredi Bankasi	847
8,092,568	*	Yes Bank Ltd	1,488
14,212		Zions Bancorporation	898
		TOTAL BANKS	9,491,770
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
CAPITAL GOODS - 7.2%
320,649		3M Co	$56,957
3,052	*	3M India Ltd	1,039
129,058		A.O. Smith Corp	11,080
120,984		Aalberts Industries NV	8,022
2,081,752		Aamal Co	620
4,470		Aaon, Inc	355
29,636	*	AAR Corp	1,157
488,085		ABB Ltd	18,602
8,665		ABB Power Products & Systems India Ltd	294
2,233,069		Aboitiz Equity Ventures, Inc	2,384
406,270		AcBel Polytech, Inc	536
28,507		Ackermans & Van Haaren	5,469
67,289		ACS Actividades de Construccion y Servicios S.A.	1,794
59,771		Acuity Brands, Inc	12,655
317,126		Adani Enterprises Ltd	7,268
315,914		AddTech AB	7,514
24,200		Advan Co Ltd	204
85,554		Advanced Drainage Systems, Inc	11,646
33,000		Advanced Energy Solution Holding Co Ltd	2,176
2,370	*,e	Advent Technologies Holdings, Inc	17
50,527		AECC Aero-Engine Control Co Ltd	240
118,752		AECC Aviation Power Co Ltd	1,182
215,575	*	Aecom Technology Corp	16,675
72,579	e	Aecon Group, Inc	969
162,232	*	AerCap Holdings NV	10,613
241,900	*	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia S.A.	284
47,453		Aerojet Rocketdyne Holdings, Inc	2,219
9,068	*	Aerovironment, Inc	562
5,701	*	AerSale Corp	101
63,316		AFG Arbonia-Forster Hldg	1,428
22,596	e	AG Growth International Inc	566
43,933		AGCO Corp	5,097
32,732	*,e	AgEagle Aerial Systems, Inc	51
43,887		AIA Engineering Ltd	1,103
63,452		Aica Kogyo Co Ltd	1,837
37,400		Aichi Corp	263
60,241		Aida Engineering Ltd	560
101,680		Air Lease Corp	4,497
1,362,482	*	Airbus SE	174,321
35,728	*	Airbus SE (ADR)	1,140
152,226		Airtac International Group	5,590
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,946		Alamo Group, Inc	$286
21,937		Albany International Corp (Class A)	1,940
87,279		Alfa Laval AB	3,506
3,322,000		Alfa S.A. de C.V. (Class A)	2,437
25,160	*,g	Alfen Beheer BV	2,530
37,378	g	Alimak Group AB	473
247,921		Allegion plc	32,835
3,107,500		Alliance Global Group, Inc	719
2,252		Allied Motion Technologies, Inc	82
106,621		Allison Transmission Holdings, Inc	3,876
299,615	e	Alstom RGPT	10,639
14,776	*	Alta Equipment Group, Inc	216
719,399		Altra Industrial Motion Corp	37,099
795,200		Amada Co Ltd	7,874
102,726		Amara Raja Batteries Ltd	878
2,624	*	Ameresco, Inc	214
25,695	*	American Superconductor Corp	280
14,796	*	American Woodmark Corp	965
14,810		Ametek, Inc	2,178
399,901		Andritz AG.	20,568
257,500	*	API Group Corp	6,636
22,014		Apogee Enterprises, Inc	1,060
245,656		Applied Industrial Technologies, Inc	25,229
3,510		Arad Investment & Industrial Development Ltd	520
169,540		Arcadis NV	8,168
42,036		Arcosa, Inc	2,215
13,078		Argan, Inc	506
108,400		Armac Locacao Logistica E Servicos S.A.	505
47,949		Armstrong World Industries, Inc	5,568
383,454	*	Array Technologies, Inc	6,016
177,039		Asahi Glass Co Ltd	8,458
698,153		Aselsan Elektronik Sanayi Ve Ticaret AS	1,102
1,597,298		Ashok Leyland Ltd	2,620
1,501,085		Ashtead Group plc	121,009
79,807		Ashtrom Group Ltd	2,161
1,008,515		Assa Abloy AB	30,741
31,812		Astec Industries, Inc	2,204
37,791		Astra Industrial Group	400
105,458		Astral Polytechnik Ltd	3,223
23,544	*	Astronics Corp	283
241,714	*	Atkore International Group, Inc	26,876
254,998		Atlas Copco AB (A Shares)	17,621
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
181,693		Atlas Copco AB (B Shares)	$10,673
88,759	*,e	ATS Automation Tooling Systems, Inc	3,525
382,817		Austal Ltd	543
169,831		AVIC Electromechanical Systems Co Ltd	484
2,121,037		AviChina Industry & Technology Co	1,467
26,859		AVICOPTER plc	338
39,466		Avon Rubber plc	599
80,686	*	Axon Enterprise, Inc	12,668
198,487		Ayala Corp	3,236
502,202	*	AZEK Co, Inc	23,222
50,306		AZZ, Inc	2,781
34,973	*	Babcock & Wilcox Enterprises, Inc	315
317,316	*	Babcock International Group	1,374
41,762	e	Badger Infrastructure Solution	1,050
3,241,545		BAE Systems plc	24,173
786,021		Balfour Beatty plc	2,800
290,181	*,e	Ballard Power Systems, Inc	3,645
175,037		Barloworld Ltd	1,652
91,380		Barnes Group, Inc	4,257
18,629		BayWa AG.	818
341,342	*	Beacon Roofing Supply, Inc	19,576
1,408	*,e	Beam Global	26
72,010		Beijer Alma AB	2,182
301,292	e	Beijer Ref AB	6,569
126,612		Beijing New Building Materials plc	713
25,000		Beijing United Information Technology Co Ltd	422
11,959		Belimo Holding AG.	7,594
20,380		BEML Ltd	449
363,151	*	Bera Holding A.S.	267
1,361,000		BES Engineering Corp	446
24,409	*	BGF Co Ltd	108
1,405,197		Bharat Electronics Ltd	3,957
910,507	*	Bharat Heavy Electricals	719
328,901		Bidvest Group Ltd	3,910
15,467	*,e	Biesse S.p.A.	429
139,213		Bizlink Holdings Inc	1,310
3,062	*,e	Blink Charging Co	81
305,834	*	Bloom Energy Corp	6,707
8,996	*	Blue Bird Corp	141
59,984		Blue Star Ltd	815
17,806	*	BlueLinx Holdings, Inc	1,705
9,793	*	Bobst Group AG.	889
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
656,606	g	BOC Aviation Ltd	$4,811
232,693		Bodycote plc	2,727
1,282,762	*	Boeing Co	258,246
107,665		Boise Cascade Co	7,666
2,560,700	*	Bombardier, Inc	3,401
24,551		Bonheur ASA	990
95,254		Boskalis Westminster	2,777
6,759		Bossard Holding AG.	2,431
249,754	e	Bouygues S.A.	8,940
210,653		Brenntag AG.	19,023
436,000		Brighton-Best International Taiwan, Inc	604
8,107		Bucher Industries AG.	3,995
13,512		Budimex S.A.	761
32,337		Bufab AB	1,595
356,138	*	Builders FirstSource, Inc	30,525
67,100		Bunka Shutter Co Ltd	627
460,691		Bunzl plc	17,997
3,535		Burckhardt Compression Holding AG.	1,671
5,318		Burkhalter Holding AG.	368
32,916		BWX Technologies, Inc	1,576
3,032	*,e	Byrna Technologies, Inc	40
3,490		Cadre Holdings, Inc	89
792,723	*	CAE, Inc	19,997
104,760		Caesarstone Sdot-Yam Ltd	1,188
22,701		Carbone Lorraine	956
41,298	g	Carel Industries S.p.A	1,249
94,993		Cargotec Corp (B Shares)	4,741
95,402		Carlisle Cos, Inc	23,671
6,325,298		Carrier Global Corp	343,084
712,755		Caterpillar, Inc	147,355
94,900		Central Glass Co Ltd	1,760
5,583		Cera Sanitaryware Ltd	361
113,781	*	Ceres Power Holdings plc	1,538
1,156,744		CH Karnchang PCL	792
91,500	*,e,g	Changsha Broad Homes Industrial Group Co Ltd	141
212,520	*,e	ChargePoint Holdings, Inc	4,049
18,320		Chargeurs S.A.	543
15,272	*	Chart Industries, Inc	2,436
346,776		Chemring Group plc	1,410
148,636		Chicony Power Technology Co Ltd	419
282,346	e	China Aircraft Leasing Group Holdings Ltd	207
193,722		China Baoan Group Co Ltd	440
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,992,000		China Communications Services Corp Ltd	$971
1,227,074		China Conch Venture Holdings Ltd	6,002
315,800		China CSSC Holdings Ltd	1,230
431,000	*	China High Speed Transmission Equipment Group Co Ltd	311
847,036		China Lesso Group Holdings Ltd	1,218
318,500		China National Chemical Engineering Co Ltd	601
979,818		China Railway Group Ltd	891
3,257,000		China Railway Group Ltd (Hong Kong)	1,723
1,920,700		China State Construction Engineering Corp Ltd	1,508
1,570,000		China State Construction International Holdings Ltd	1,954
19,037		China Yuchai International Ltd	284
204,545	*	Chiyoda Corp	625
35,800		Chudenko Corp	661
415,000		Chung Hsin Electric & Machinery Manufacturing Corp	678
9,605		Cie d’Entreprises CFE	1,336
778,000	e	CIMC Enric Holdings Ltd	1,133
94,878	e	CIMIC Group Ltd	1,169
1,580	*	CIRCOR International, Inc	43
4,401,517		Citic Pacific Ltd	4,355
2,926,000	*	Citic Resources Holdings Ltd	180
17,504	*	CJ Corp	1,227
2,972,090		CK Hutchison Holdings Ltd	19,136
60,993		CKD Corp	1,239
285,537		CNH Industrial NV	5,521
706,416	e	CNH Industrial NV (NYSE)	13,726
37,123	g	Cochin Shipyard Ltd	178
116,911	*	Colfax Corp	5,374
25,228		Columbus McKinnon Corp	1,167
166,647		Comfort Systems USA, Inc	16,488
56,960	*	Commercial Vehicle Group, Inc	459
3,696,496		Compagnie de Saint-Gobain	260,036
136,917		COMSYS Holdings Corp	3,050
25,559	*	Concrete Pumping Holdings Inc	210
21,987		Construcciones y Auxiliar de Ferrocarriles S.A.	909
2,842	*	Construction Partners Inc	84
164,059		Contemporary Amperex Technology Co Ltd	15,112
378,450		Continental Engineering Corp	344
1,676		Conzzeta AG.	2,353
33,615	*	Core & Main, Inc	1,020
742,696	*	Cornerstone Building Brands, Inc	12,953
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
587,600		COSCO SHIPPING Development Co Ltd	$301
16,247		Crane Co	1,653
49,943	*	Creative & Innovative System	603
766,793	*	Crompton Greaves Ltd	1,995
27,566		CS Wind Corp	1,521
515,402	*	CSBC Corp Taiwan	408
34,469		CSW Industrials, Inc	4,166
613,000		CTCI Corp	824
135,493		Cummins India Ltd	1,712
84,518		Cummins, Inc	18,437
40,638		Curtiss-Wright Corp	5,635
155,472	*,e	Custom Truck One Source, Inc	1,244
14,637	*	Daelim Industrial Co	749
9,187		Daetwyler Holding AG.	4,043
197,411	*	Daewoo Engineering & Construction Co Ltd	957
52,791	*	Daewoo International Corp	995
40,969	*	Daewoo Shipbuilding & Marine Engineering Co Ltd	792
17,038		Dai-Dan Co Ltd	340
216,213		Daifuku Co Ltd	17,681
23,348		Daihen Corp	970
10,589	e	Daiho Corp	366
16,437		Daiichi Jitsugyo Co Ltd	708
397,886		Daikin Industries Ltd	90,129
276,983	*	Daimler Truck Holding AG.	10,182
35,100	e	Daiwa Industries Ltd	386
17,711	e	Danieli & Co S.p.A.	543
73,482		Danieli & Co S.p.A. (RSP)	1,436
26,774		Dassault Aviation S.A.	2,896
27,268	*	Dawonsys Co Ltd	673
108,769		DCC plc	8,904
670,098		Deere & Co	229,770
97,067	*,e	Desktop Metal, Inc	480
156,648	*	Deutz AG.	1,168
38,924	g	Dilip Buildcon Ltd	231
228,786		Diploma plc	10,489
16,797	*	DL E&C Co Ltd	1,679
4,232,400		DMCI Holdings, Inc	640
1,084,753		Dogan Sirketler Grubu Holdings	225
129,584		Donaldson Co, Inc	7,679
211,929		Dongfang Electric Corp Ltd	713
57,707	*	Doosan Bobcat, Inc	1,975
7,254	*	Doosan Corp	718
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
46,323	*	Doosan Fuel Cell Co Ltd	$1,867
220,441	*	Doosan Heavy Industries and Construction Co Ltd	3,774
187,557	*	Doosan Infracore Co Ltd	1,117
2,555		Douglas Dynamics, Inc	100
746,887		Dover Corp	135,635
392,953	*,†	Drake & Scull International PJSC	1
2,275,973		Dubai Investments PJSC	1,194
9,535	*	Ducommun, Inc	446
63,086		Duerr AG.	2,867
334,200		Dufu Technology Corp Bhd	344
15,348	*	DXP Enterprises, Inc	394
7,039	*	Dycom Industries, Inc	660
4,327,600		Dynasty Ceramic PCL	368
1,496,851		Eaton Corp	258,686
116,000		Ebara Corp	6,444
12,457		Ecopro BM Co Ltd	5,234
24,000	*,e	EHang Holdings Ltd (ADR)	358
23,375		Eiffage S.A.	2,410
28,917		Elbit Systems Ltd	4,998
21,032		Elco Holdings Ltd	1,544
2,512		Electra Israel Ltd	1,740
1,781,733		Electrocomponents plc	29,219
271,576	*	Electrolux Professional AB	1,880
694,312	*	ElSewedy Electric Co	433
1,822,788	*	Embraer S.A.	8,141
139,917		EMCOR Group, Inc	17,824
470,946		Emeco Holdings Ltd	302
38,622		Emerson Electric Co	3,591
80,438		Encore Wire Corp	11,511
8,038		Energiekontor AG.	650
35,461	*	Energy Recovery, Inc	762
5,529		Enerpac Tool Group Corp	112
34,611		EnerSys	2,736
267,768		Engineers India Ltd	251
63,732		EnPro Industries, Inc	7,015
3,477	*,e	Eos Energy Enterprises, Inc	26
187,136		Epiroc AB	4,732
110,901		Epiroc AB	2,345
199,327		ESCO Technologies, Inc	17,937
73,635		Escorts Ltd	1,884
125,120		Eve Energy Co Ltd	2,321
873	*,e	EVI Industries, Inc	27
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
594,437	*	Evoqua Water Technologies Corp	$27,790
146,457		Fagerhult AB	987
339,000		Fangda Carbon New Material Co Ltd	576
257,184	*	Fanuc Ltd	54,668
3,581,631		Far Eastern Textile Co Ltd	3,788
563,340		Fastenal Co	36,088
220,991		Federal Signal Corp	9,578
92,098		Ferguson plc	16,359
533,207		Ferrovial S.A.	16,675
574,478	*,e	Fincantieri S.p.A	395
345,724		Finning International, Inc	8,713
73,737		Finolex Cables Ltd	523
390,000	e	First Tractor Co	198
949,634		Fletcher Building Ltd	4,759
43,421		Flowserve Corp	1,329
1,445,249		FLSmidth & Co AS	54,026
196,769		Fluidra S.A.	7,848
125,803	*	Fluor Corp	3,116
740,091		Fortive Corp	56,462
184,591		Fortune Brands Home & Security, Inc	19,733
3,328,508	e	Fosun International	3,592
38,255		Franklin Electric Co, Inc	3,617
378,700		Frencken Group Ltd	553
2,812	*,e	FTC Solar, Inc	21
247,341	*,e	FuelCell Energy, Inc	1,286
439,306	*,e	Fugro NV	3,447
87,633	*	Fuji Electric Holdings Co Ltd	4,787
83,245		Fuji Machine Manufacturing Co Ltd	1,867
1,031,378	*	Fujikura Ltd	5,063
77,739		Fujitec Co Ltd	1,704
13,939	*	Fukushima Industries Corp	579
31,656		Furukawa Co Ltd	350
203,344		Furukawa Electric Co Ltd	4,108
1,873,700	*	Gamuda BHD	1,304
31,033		GARO AB	740
226,701	*	Gates Industrial Corp plc	3,607
31,111		GATX Corp	3,241
43,469		GEA Group AG.	2,374
15,904		Geberit AG.	12,964
55,559	*	GEK Group of Cos S.A.	601
198,481	*,n	Generac Holdings, Inc	69,849
190,512		General Dynamics Corp	39,716
28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
70,438		General Electric Co	$6,654
4,980		Georg Fischer AG.	7,535
46,759	*	Gibraltar Industries, Inc	3,118
20,701		Giken Seisakusho Co, Inc	731
16,200		Ginlong Technologies Co Ltd	589
3,790		Global Industrial Co	155
60,256		Glory Ltd	1,148
7,215		GMM Pfaudler Ltd	471
117,471	*	GMS, Inc	7,061
55,073	*	Godrej Industries Ltd	464
16,964		Gorman-Rupp Co	756
95,830	*	Gotion High-tech Co Ltd	772
115,165		Graco, Inc	9,285
230,875		GrafTech International Ltd	2,731
276,243		Grafton Group plc	4,638
39,993		Granite Construction, Inc	1,548
62,773		Graphite India Ltd	429
56,573	*	Great Lakes Dredge & Dock Corp	889
27,836		Greenbrier Cos, Inc	1,277
487,000	g	Greentown Management Holdings Co Ltd	334
40,483		Griffon Corp	1,153
48,108		Grindwell Norton Ltd	1,235
559,993	e	Grupo Carso S.A. de C.V. (Series A1)	1,810
217,407	e	Grupo Rotoplas SAB de C.V.	298
45,260	*	GS Engineering & Construction Corp	1,505
84,254		GS Yuasa Corp	1,875
345,404		GT Capital Holdings, Inc	3,658
18,315		Guangdong Kinlong Hardware Products Co Ltd	523
115,187		Gulf Cable & Electrical Industries Co KSCP	331
292,760		GWA International Ltd	586
2,771		H&E Equipment Services, Inc	123
808,497		Haitian International Holdings Ltd	2,246
307,982		Hangzhou Steam Turbine Co	639
27,299	*	Hanjin Heavy Industries & Construction Co Ltd	184
65,079		Hanwa Co Ltd	1,846
64,256	*	Hanwha Corp	1,694
20,715	*	Hanwha Corp (3P)	279
49,072	*	Hanwha Systems Co Ltd	659
677,581		HAP Seng Consolidated BHD	1,252
752,000		Harbin Power Equipment	340
68,300		Harmonic Drive Systems, Inc	2,880
269,951		Havells India Ltd	5,064
29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
219,536		Hazama Ando Corp	$1,652
42,524	*	HDC Hyundai Development Co-Engineering & Construction	818
54,560		Hefei Meiya Optoelectronic Technology, Inc	321
12,590		HEG Ltd	302
40,561		HEICO Corp	5,850
74,153		HEICO Corp (Class A)	9,530
327,839	*	Heidelberger Druckmaschinen	984
21,857		Helios Technologies, Inc	2,299
136,501		Hensoldt AG.	1,936
2,118		Herc Holdings, Inc	332
124,432	*	Hexagon Composites ASA	460
64,675	*	Hexagon Purus Holding AS.	157
36,496		Hexatronic Group AB	2,022
79,498	*	Hexcel Corp	4,118
105,408		Hillenbrand, Inc	5,480
194,494		Hino Motors Ltd	1,604
11,300		Hirata Corp	627
233,259	*	Hitachi Construction Machinery Co Ltd	6,740
2,195,660	*	Hitachi Ltd	118,946
693,720		Hitachi Zosen Corp	4,810
192,003		Hiwin Technologies Corp	2,125
25,668		Hochtief AG.	2,067
2,268,986		Honeywell International, Inc	473,106
54,075		Hongfa Technology Co Ltd	633
52,662		Hoshizaki Electric Co Ltd	3,962
14,400		Hosokawa Micron Corp	427
981,104		Howden Joinery Group plc	12,017
676,765		Howmet Aerospace, Inc	21,541
464,564		Hubbell, Inc	96,755
19,232		Huber & Suhner AG.	1,833
3,637		Huntington Ingalls	679
691,542		Husqvarna AB (B Shares)	11,057
3,450	*	Hydrofarm Holdings Group, Inc	98
90,142	*,e	Hyliion Holdings Corp	559
48,458	*	Hyosung Corp	3,853
4,837	*	Hyosung Heavy Industries Corp	237
8,855		Hyster-Yale Materials Handling, Inc	364
41,950	*	Hyundai Construction Equipment Co Ltd	1,427
21,508	*	Hyundai Electric & Energy System Co Ltd	359
26,567	*	Hyundai Elevator Co Ltd	919
57,590	*	Hyundai Engineering & Construction Co Ltd	2,149
27,929	*	Hyundai Heavy Industries	2,220
30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
26,185	*	Hyundai Mipo Dockyard	$1,539
38,045		Hyundai Robotics Co Ltd	1,717
87,877	*	Hyundai Rotem Co Ltd	1,532
373,109	*,e	Ideanomics Inc	448
33,477		Idec Corp	810
24,863		IDEX Corp	5,876
684	*	IES Holdings, Inc	35
2,887,100		IJM Corp BHD	1,053
7,021	*	Iljin Diamond Co Ltd	179
235,096		Illinois Tool Works, Inc	58,022
502,321		IMI plc	11,847
17,002	*,e	Implenia AG.	387
87,336		Inaba Denki Sangyo Co Ltd	2,052
71,498		Inabata & Co Ltd	1,044
13,294	g	IndiaMart InterMesh Ltd	1,155
25,777		Indus Holding AG.	960
1,799,650		Industries Qatar QSC	7,655
332,070		Indutrade AB	10,138
13,836	*,e	Infrastructure and Energy Alternatives, Inc	127
301,060	*,e	INFRONEER Holdings, Inc	2,741
952,539		Ingersoll Rand, Inc	58,934
125,313	*,e	INNOVATE Corp	464
2,803,600	*,†	Inovisi Infracom Tbk PT	0	^
274,013	*	InPost S.A.	3,306
50,505	e	Instalco AB	2,422
15,583		Insteel Industries, Inc	620
86,091		Interpump Group S.p.A.	6,306
779		Interroll Holding AG.	3,502
251,062		Investment AB Latour	10,200
49,823		INVISIO AB	901
139,810		Inwido AB	2,890
496,724		Iochpe-Maxion S.A.	1,363
163,428	*	IRB Infrastructure Developers Ltd	498
14,233	*	IS Dongseo Co Ltd	529
26,831		ISGEC Heavy Engineering Ltd	219
159,800		Ishikawajima-Harima Heavy Industries Co Ltd	3,218
14,862		Italmobiliare S.p.A	549
522,299	*,e	Itm Power plc	2,804
1,338,662		Itochu Corp	40,955
465,161		ITT, Inc	47,535
25,652		Jantsa Jant Sanayi Ve Ticaret AS.	126
12,732		Japan Pulp & Paper Co Ltd	456
31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
72,261		Japan Steel Works Ltd	$2,425
239,068		Jardine Matheson Holdings Ltd	13,146
47,400		JDC Corp	231
48,495	*	JELD-WEN Holding, Inc	1,278
3,358,256		JG Summit Holdings (Series B)	3,486
417,500		JGC Corp	3,488
83,504		Jiangsu Hengli Hydraulic Co Ltd	1,071
263,318		Jiangsu Zhongtian Technology Co Ltd	701
10,343		John Bean Technologies Corp	1,588
215,564		Johns Lyng Group Ltd	1,432
700,278	e	Johnson Controls International plc	56,940
19,808	g	JOST Werke AG.	1,116
186,600	*,e	JTOWER, Inc	15,637
6,492		Judges Scientific plc	742
58,289		Jungheinrich AG.	2,961
3,578		Kaba Holding AG.	2,363
1,255		Kadant, Inc	289
86,020		Kajaria Ceramics Ltd	1,491
311,499		Kajima Corp	3,580
71,739		Kalpataru Power Transmission Ltd	360
24,963		Kaman Corp	1,077
39,100		Kanamoto Co Ltd	820
116,401		Kandenko Co Ltd	867
99,300		Kanematsu Corp	1,106
2,674,417		KAP Industrial Holdings Ltd	734
1,375	*	Karat Packaging, Inc	28
18,524		Kardex AG.	6,080
23,800	e	Katakura Industries Co Ltd	511
247,600		Kawasaki Heavy Industries Ltd	4,475
10,211		KCC Glass Corp	514
125,641		KEC International Ltd	808
57,459		KEI Industries Ltd	900
117,300		Keihan Electric Railway Co Ltd	2,699
118,910		Keller Group plc	1,585
74,754		Kennametal, Inc	2,684
14,581	*	KEPCO Engineering & Construction Co, Inc	1,041
1,615,447		Keppel Corp Ltd	6,144
565,113	*,e	Kier Group plc	841
229,371		Kinden Corp	3,449
76,650		Kingspan Group plc	9,143
79,704		KION Group AG.	8,706
178,000		Kitz Corp	1,102
32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
107,442	*	Kloeckner & Co AG.	$1,308
78,519		Knorr-Bremse AG.	7,755
137,687		KNR Constructions Ltd	553
861,980		KOC Holding AS	1,849
17,329	*	Koenig & Bauer AG.	618
962,820		Komatsu Ltd	22,516
4,460	*	Komax Holding AG.	1,236
96,462		Kone Oyj (Class B)	6,922
72,273		Konecranes Oyj	2,895
246,419		Kongsberg Gruppen ASA	7,985
339,193	*	Koninklijke BAM Groep NV	1,041
86,520	*	Korea Aerospace Industries Ltd	2,357
5,496		Korea Electric Terminal Co Ltd	352
379,939	*,n	Kornit Digital Ltd	57,846
157,239	*	Kratos Defense & Security Solutions, Inc	3,050
17,040		Krones AG.	1,854
1,070,612		Kubota Corp	23,806
41,304		Kumagai Gumi Co Ltd	1,031
70,997		Kung Long Batteries Industrial Co Ltd	355
93,287		Kurita Water Industries Ltd	4,423
33,654		Kyokuto Kaihatsu Kogyo Co Ltd	447
121,255		Kyowa Exeo Corp	2,557
51,522		Kyudenko Corp	1,592
6,666	*	Kyung Dong Navien Co Ltd	308
194,795		L3Harris Technologies, Inc	41,538
3,552		Lakshmi Machine Works Ltd	409
1,438,446		Larsen & Toubro Ltd	36,536
886	*	Lawson Products, Inc	49
113,518		Legrand S.A.	13,295
32,633		Lennox International, Inc	10,585
493,530	*	Leonardo S.p.A.	3,528
100,094	*	LG Corp	6,813
44,483	*	LG Hausys Ltd	2,297
149,300	*	LG International Corp	3,314
219,321	*	Liberty Media Acquisition Corp	2,327
332,899		Lifco AB	9,943
11,569	*	LIG Nex1 Co Ltd	666
20,927		Lincoln Electric Holdings, Inc	2,919
206,538		Lindab International AB	7,347
1,778		Lindsay Corp	270
56,725	*,e	Lion Electric Co	561
20,887		LISI	674
33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
292,550		LIXIL Group Corp	$7,804
670,000	e	LK Technology Holdings Ltd	1,379
229,819		Lockheed Martin Corp	81,680
2,067,355		Lonking Holdings Ltd	581
142,374	*	Lotte Corp	3,578
64,426	*	LS Cable Ltd	2,929
27,771	*	LS Industrial Systems Co Ltd	1,300
2,228,400		LT Group, Inc	433
82,642	g	Luceco plc	390
266,000	*,e	Luoyang Glass Co Ltd	598
10,900		Luoyang Xinqianglian Slewing Bearing Co Ltd	306
16,398		Luxfer Holdings plc	317
44,279	*	LX Holdings Corp	372
85,741		Maas Group Holdings Ltd	331
59,632		Mabuchi Motor Co Ltd	1,972
175,267	e	Maire Tecnimont S.p.A	828
29,339		Makino Milling Machine Co Ltd	1,050
244,991		Makita Corp	10,400
1,726,200		Malaysian Resources Corp BHD	147
11,755		Manitou BF S.A.	369
30,984	*	Manitowoc Co, Inc	576
475,010		Marcopolo S.A.	259
1,777,340		Marubeni Corp	17,317
936,117		Masco Corp	65,734
10,892	*	Masonite International Corp	1,285
53,262	*	Mastec, Inc	4,915
24,900	*,e	Matrix Service Co	187
27,600		Max Co Ltd	461
64,136		Maxar Technologies, Inc	1,894
7,397	*	Mayville Engineering Co Inc	110
2,387		MBB SE	372
34,727		McGrath RentCorp	2,787
24,635	*,e	McPhy Energy S.A.	608
64,807	*	MDA Ltd	487
887,000	e	MECOM Power and Construction Ltd	410
950,881	*	Meggitt plc	9,516
42,271		Meidensha Corp	1,007
1,183,169		Melrose Industries plc	2,573
50,801	*	Mercury Systems, Inc	2,797
79,815	*	Meritor, Inc	1,978
917,003		Metallurgical Corp of China Ltd	552
26,200		METAWATER Co Ltd	460
34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
756,688		Metso Outotec Oyj	$8,036
19,288	*	Middleby Corp	3,795
85,494	e	Mie Kotsu Group Holdings, Inc	359
9,355		Miller Industries, Inc	312
373,290		Minebea Co Ltd	10,607
143,900		Ming Yang Smart Energy Group Ltd	590
111,662		Miraito Holdings Corp	1,842
359,954		MISUMI Group, Inc	14,788
1,482,735		Mitsubishi Corp	47,081
1,596,777		Mitsubishi Electric Corp	20,268
323,938		Mitsubishi Heavy Industries Ltd	7,490
30,000		Mitsubishi Nichiyu Forklift Co Ltd	276
25,850		Mitsuboshi Belting Co Ltd	485
1,971,669		Mitsui & Co Ltd	46,724
178,631		Miura Co Ltd	6,149
101,762		Monadelphous Group Ltd	715
4,180,890		MonotaRO Co Ltd	75,197
201,219	*,g	Montana Aerospace AG.	7,475
25,122		Moog, Inc (Class A)	2,034
344,863		Morgan Crucible Co plc	1,673
47,876		Morgan Sindall plc	1,643
137,544		Mori Seiki Co Ltd	2,366
38,000		Morita Holdings Corp	432
401,387	*	MRC Global, Inc	2,762
43,429		MSC Industrial Direct Co (Class A)	3,651
11,141		MTAR Technologies Ltd	367
71,977		MTU Aero Engines Holding AG.	14,614
108,076		Mueller Industries, Inc	6,415
158,798		Mueller Water Products, Inc (Class A)	2,287
148,941	g	Munters Group AB	1,153
34,235	*	MYR Group, Inc	3,785
158,300		Nabtesco Corp	4,690
19,833		Nachi-Fujikoshi Corp	711
427,124		Nagarjuna Construction Co	402
119,700		Nagase & Co Ltd	1,940
380,264		NARI Technology Co Ltd	2,391
194,272		National Central Cooling Co PJSC	134
1,209,418	*	National Industries Group Holding SAK	1,132
4,464		National Presto Industries, Inc	366
732,783		NBCC India Ltd	451
96,996		NCC AB (B Shares)	1,798
1,779,564	*,e	NEL ASA	3,042
35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
117,429		Neles Oyj	$1,828
29,266		Nexans S.A.	2,862
76,876	e	NFI Group, Inc	1,231
69,804		NGK Insulators Ltd	1,181
1,571,487		Nibe Industrier AB	23,745
69,940		Nichias Corp	1,688
15,700		Nichiden Corp	321
54,045		Nichiha Corp	1,437
349,352		Nidec Corp	41,326
54,067		Nikkiso Co Ltd	378
19,454	*,e	Nikola Corp	192
37,918	*	Nilfisk Holding A.S.	1,248
10,600		Nippon Carbon Co Ltd	385
45,059		Nippon Densetsu Kogyo Co Ltd	652
13,325		Nippon Koei Co Ltd	370
7,300		Nippon Road Co Ltd	523
96,000	*	Nippon Sheet Glass Co Ltd	428
20,017		Nippon Steel Trading Co Ltd	874
41,865		Nishimatsu Construction Co Ltd	1,327
102,400		Nishio Rent All Co Ltd	2,556
5,595		Nissei ASB Machine Co Ltd	154
177,331	e	Nisshinbo Industries, Inc	1,350
58,000		Nissin Electric Co Ltd	794
26,100		Nitta Corp	669
349,800		Nitto Boseki Co Ltd	8,963
42,135		Nitto Kogyo Corp	583
17,635		Nittoku Engineering Co Ltd	610
49,088	*	NKT Holding AS	2,374
41,672	*	NN, Inc	171
2,400	*,†,e	Noble Group Ltd	0	^
249,331		Nolato AB	2,966
126,608	*,e	Nordex AG.	1,986
76,496		Nordson Corp	19,527
9,983		Noritake Co Ltd	435
20,651		Noritsu Koki Co Ltd	487
31,131		Noritz Corp	455
62,543		NORMA Group	2,414
113,400	*	North Industries Group Red Arrow Co Ltd	475
507,111		Northrop Grumman Corp	196,287
8,925	*	Northwest Pipe Co	284
797,486	*	NOW, Inc	6,811
1,485,713		NRW Holdings Ltd	1,909
36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
554,600		NSK Ltd	$3,563
985,561	*	NTN Corp	2,059
8,747	*	NV5 Global Inc	1,208
180,231	e	nVent Electric plc	6,849
2,030,000		NWS Holdings Ltd	1,904
11,446		Obara Corp	344
454,109		Obayashi Corp	3,515
469,681		OC Oerlikon Corp AG.	4,803
5,961		OHB AG.	244
23,121		Oiles Corp	340
29,567		Okuma Holdings, Inc	1,316
41,600		Okumura Corp	1,168
34,139	*	Olectra Greentech Ltd	363
254		Omega Flex, Inc	32
345,066	*,e	Opus Global Rt	219
7,237		Organo Corp	544
105,006		OSG Corp	1,632
22,951		Oshkosh Corp	2,587
9	*	OSRAM Licht AG.	1
571,107		Otis Worldwide Corp	49,726
8,008		Otokar Otobus Karoseri Sanayi AS	216
604,057		Owens Corning, Inc	54,667
103,530	*	OX2 AB	677
579,656		PACCAR, Inc	51,160
121,215	*	PAE, Inc	1,204
16,668		Palfinger AG.	650
16,903		Park Aerospace Corp	223
469,360		Parker-Hannifin Corp	149,313
7,739		Park-Ohio Holdings Corp	164
22,893	*	Parsons Corp	770
222,086		Peab AB (Series B)	2,799
58,263		Pentair plc	4,255
1,608,700		Pentamaster Corp BHD	2,136
339,746		Penta-Ocean Construction Co Ltd	1,920
19,841	*	People & Technology, Inc	729
34,522		PER Aarsleff A.S.	1,616
4,650		Pfeiffer Vacuum Technology AG.	1,143
29,144	*	PGT Innovations, Inc	655
833,255	*,e	Plug Power, Inc	23,523
97,131		PNC Infratech Ltd	343
44,399		PNE AG.	425
40,423		Polycab India Ltd	1,337
37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
301,111		Polypipe Group plc	$2,406
207,805		Polyplex PCL (Foreign)	148
20,267	*	Porr AG.	317
9,210		Powell Industries, Inc	272
739,369		Power Construction Corp of China Ltd	938
58,990	*,e	PowerCell Sweden AB	1,204
3,205,588	*	PP Persero Tbk PT	222
39,507	*	PPK Group Ltd	267
114,206		Praj Industries Ltd	512
2,806		Preformed Line Products Co	182
46,806		Primoris Services Corp	1,122
28,694		Prince Pipes & Fittings Ltd	269
72,736	*	Proto Labs, Inc	3,735
69,577		Prysmian S.p.A.	2,617
183,220		PSG Group Ltd	1,026
1,347,020		QinetiQ plc	4,849
29,438		Quanex Building Products Corp	729
172,532		Quanta Services, Inc	19,783
54,000		Raito Kogyo Co Ltd	930
186,132		Randon Participacoes S.A.	362
521,986		Ras Al Khaimah Ceramics	404
5,490	e	Rational AG.	5,615
5,335,629	e	Raytheon Technologies Corp	459,184
27,904	*	RBC Bearings, Inc	5,636
488,000	*,e	Realord Group Holdings Ltd	609
317,060		Reece Ltd	6,235
217,598		Regal-Beloit Corp	37,031
959,605		Reliance Worldwide Corp Ltd	4,385
41,200	*,e	ReneSola Ltd (ADR)	246
215,112	*	Resideo Technologies, Inc	5,599
177,297		Reunert Ltd	590
450,561		REV Group, Inc	6,375
297,273		Rexel S.A.	6,021
139,000		Rexon Industrial Corp Ltd	283
90,491		Rheinmetall AG.	8,516
64,027		Richelieu Hardware Ltd	2,208
7,484	*	Rieter Holding AG.	1,449
64,400		Riyue Heavy Industry Co Ltd	333
103,438		Rockwell Automation, Inc	36,084
2,372		Rockwool International AS (B Shares)	1,036
9,095,151	*	Rolls-Royce Group plc	15,181
19,474	*,e	Romeo Power, Inc	71
38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
275,552		Roper Technologies Inc	$135,533
1,059,437		Rotork plc	5,156
194,056		Run Long Construction Co Ltd	388
37,716		Rush Enterprises, Inc (Class A)	2,099
5,214		Rush Enterprises, Inc (Class B)	281
75,433		Russel Metals, Inc	2,005
89,441		Saab AB (Class B)	2,272
508,854	e	Sacyr Vallehermoso S.A.	1,320
610,463		Safran S.A.	74,735
20,805		Salcef S.p.A	583
24,479	*	SAM KANG M&T Co Ltd	439
5,226	*	Samho International Co Ltd	119
98,927	*	Samsung C&T Corp	9,885
114,033	*	Samsung Engineering Co Ltd	2,192
429,681	*	Samsung Heavy Industries Co Ltd	2,048
141,120	*	Samsung Techwin Co Ltd	5,689
110,623		San Shing Fastech Corp	230
3,501,474		Sandvik AB	97,598
50,400		Sanki Engineering Co Ltd	631
409,641		Sanwa Shutter Corp	4,374
1,333,000		Sany Heavy Equipment International	1,292
583,957		Sany Heavy Industry Co Ltd	2,091
9,200		Sanyo Denki Co Ltd	483
41,430		Saudi Ceramic Co	607
61,657	e	Savaria Corp	934
8,559		Schaeffler India Ltd	1,011
50,470		Schindler Holding AG.	13,548
106,083		Schindler Holding AG. (Registered)	28,349
940,717		Schneider Electric S.A.	184,941
1,214		Schweiter Technologies AG.	1,801
29,295		Sekisui Jushi Corp	533
17,108,492	*	SembCorp Marine Ltd	1,041
11,991		Semperit AG. Holding	400
473,942	*	Senior plc	943
88,815	*	Sensata Technologies Holding plc	5,479
176,744	e	Seven Group Holdings Ltd	2,781
19,285	*	SFA Engineering Corp	583
20,549		SFS Group AG.	2,837
79,869	*	SGL Carbon AG.	698
380,627		Shanghai Construction Group Co Ltd	215
435,580		Shanghai Diesel Engine Co Ltd	260
857,803		Shanghai Electric Group Co Ltd	654
39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
358,554		Shanghai Highly Group Co Ltd	$187
478,000		Shanghai Industrial Holdings Ltd	697
238,700		Shanghai Mechanical and Electrical Industry Co Ltd	326
174,605		Shapir Engineering and Industry Ltd	1,543
174,140		Shenzhen Inovance Technology Co Ltd	1,876
25,136		Shibaura Machine Co Ltd	823
19,600		Shibuya Kogyo Co Ltd	509
287,694	*	Shikun & Binui Ltd	1,840
42,600		Shima Seiki Manufacturing Ltd	731
380,744		Shimizu Corp	2,361
10,904		Shin Nippon Air Technologies Co Ltd	228
162,361		Shin Zu Shing Co Ltd	566
33,584		Shinko Plantech Co Ltd	342
66,600		Shinmaywa Industries Ltd	507
42,348		Shinnihon Corp	301
97,093	*	Shoals Technologies Group, Inc	2,359
47,808		SHO-BOND Holdings Co Ltd	2,148
1,537,469	*	Shun TAK Holdings Ltd	424
317,227		Shyft Group, Inc	15,585
397,200		Sichuan Road & Bridge Co Ltd	750
1,700,982		Siemens AG.	294,615
2,137,776	*	Siemens Energy AG.	54,544
65,410	*	Siemens Gamesa Renewable Energy	1,553
80,889		Siemens India Ltd	2,564
54,000		Sieyuan Electric Co Ltd	418
12,782	e	SIF Holding NV	178
888,978	*	SIG plc	572
237,803	g	Signify NV	11,042
3,335,359		Sime Darby BHD	1,859
70,634		Simpson Manufacturing Co, Inc	9,823
1,032,907		Singapore Technologies Engineering Ltd	2,883
19,751		Sinko Industries Ltd	345
1,101,296		Sino Thai Engineering & Construction PCL	484
1,537,500		Sinopec Engineering Group Co Ltd	759
872,467		Sinotruk Hong Kong Ltd	1,343
74,644	*	SiteOne Landscape Supply, Inc	18,085
49,745		SK Holdings Co Ltd	10,487
397,129	*	SK Networks Co Ltd	1,675
92,612		Skanska AB (B Shares)	2,393
1,258,857		SKF AB (B Shares)	29,772
24,248		SKF India Ltd	1,218
179,436		SM Investments Corp	3,318
40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
45,163		SMC Corp	$30,524
1,673,676		Smiths Group plc	35,825
52,498		Snap-On, Inc	11,307
234,648	e	SNC-Lavalin Group, Inc	5,734
60,300	e	Sodick Co Ltd	429
288,502		Sojitz Holdings Corp	4,335
6,947	*	Solar Holdings AS (B Shares)	846
49,581	*	Soltec Power Holdings S.A.	349
97,875		Spirax-Sarco Engineering plc	21,301
615,359		Spirit Aerosystems Holdings, Inc (Class A)	26,516
339,868	*	SPX Corp	20,283
132,907		SPX FLOW, Inc	11,494
50,940		Stabilus S.A.	3,744
60,888	e	Stadler Rail AG.	2,669
10,520		Standex International Corp	1,164
611,316		Stanley Black & Decker, Inc	115,306
42,466		Star Micronics Co Ltd	572
6,451		Steico SE	826
386,699	*,e	Stem, Inc	7,336
53,805	*	Sterling & Wilson Solar Ltd	276
39,020	*	Sterling Construction Co, Inc	1,026
22,920	e	Sulzer AG.	2,252
1,383,170		Sumitomo Corp	20,470
18,097		Sumitomo Densetsu Co Ltd	329
283,300		Sumitomo Heavy Industries Ltd	6,876
201,737		Sumitomo Mitsui Construction Co Ltd	751
1,170,000	*	Sun King Power Electronics Group Ltd	661
101,770		Sungrow Power Supply Co Ltd	2,329
190,920	*	Sunrun, Inc	6,549
2,144,600		Sunway BHD	885
367,848		Sunway Construction Group BHD	138
112,763		Sunwoda Electronic Co Ltd	746
69,800		Suzhou Gold Mantis Construction Decoration Co Ltd	67
6,500		Suzhou Maxwell Technologies Co Ltd	655
5,073,738	*	Suzlon Energy Ltd	692
242,142	e	Sweco AB	4,556
115,722		Tadano Ltd	1,116
314,176	*	Taihan Electric Wire Co Ltd	470
14,243		Taihei Dengyo Kaisha Ltd	355
52,753		Taikisha Ltd	1,437
132,586		Taisei Corp	4,032
1,067,670		Taiwan Glass Industrial Corp	1,030
41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
14,639		Takamatsu Corp	$251
31,364		Takara Standard Co Ltd	385
84,841		Takasago Thermal Engineering Co Ltd	1,400
124,500		Takeuchi Manufacturing Co Ltd	2,954
80,100		Takuma Co Ltd	992
76,355	*,e,g	Talgo S.A.	471
1,912,000	*	Tatung Co Ltd	2,249
292,866		TBEA Co Ltd	971
1,493,975		Techtronic Industries Co	29,782
1,849,000		Teco Electric and Machinery Co Ltd	2,112
25,899	e	Teikoku Sen-I Co Ltd	523
203,552		Tekfen Holding AS	311
9,274		Tennant Co	752
382,512		Terex Corp	16,811
37,128		Textainer Group Holdings Ltd	1,326
766,143		Textron, Inc	59,146
180,765		Thales S.A.	15,377
45,533		Thermax Ltd	1,093
29,798	*	Thermon Group Holdings	504
174,200	*	THK Co Ltd	4,227
2,764,200		Thoresen Thai Agencies PCL	790
323,400		Tianshan Aluminum Group Co Ltd	415
21,162		Timken Co	1,466
19,490		Timken India Ltd	521
130,132	*	Titan International, Inc	1,426
78,149	*	Titan Machinery, Inc	2,633
142,900		Titan Wind Energy Suzhou Co Ltd	435
49,524		TKH Group NV	3,126
16,800	e	Toa Corp/Tokyo	353
69,811		Tocalo Co Ltd	895
284,156		Toda Corp	1,800
9,815		Toenec Corp	288
109,500		Tokai Corp	828
108,002		Tokyu Construction Co Ltd	626
103,536		Topsec Technologies Group Inc	311
66,791		Toro Co	6,673
182,501		Toromont Industries Ltd	16,499
314,292		Toshiba Corp	12,933
27,077		Totetsu Kogyo Co Ltd	591
129,428		Toto Ltd	5,971
79,003		Toyo Construction Co Ltd	399
12,700	e	Toyo Tanso Co Ltd	354
42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
103,971		Toyota Industries Corp	$8,317
154,858		Toyota Tsusho Corp	7,138
4,248	*	TPI Composites, Inc	64
842,727		Trane Technologies plc	170,256
754	*	Transcat Inc	70
80,220	*	TransDigm Group, Inc	51,042
273,161		Travis Perkins plc	5,767
473,539		Trelleborg AB (B Shares)	12,424
115,128	*	Trex Co, Inc	15,546
68,067		Trinity Industries, Inc	2,056
76,164		Triton International Ltd	4,587
57,200	*	Triumph Group, Inc	1,060
65,756		Troax Group AB	3,373
54,710		Trusco Nakayama Corp	1,300
53,130		Tsubaki Nakashima Co Ltd	679
30,790		Tsubakimoto Chain Co	846
53,200		Tsugami Corp	812
39,100		Tsukishima Kikai Co Ltd	386
43,210		TTK Prestige Ltd	573
37,434		Turk Traktor ve Ziraat Makineleri AS	637
1,499,212		Turkiye Sise ve Cam Fabrikalari AS	1,516
35,782	*	Tutor Perini Corp	443
20,469	*	TY Holdings Co Ltd	485
248,447		Tyman plc	1,343
183,964		UFP Industries, Inc	16,927
86,879		Ultra Electronics Holdings	3,751
10,100		Union Tool Co	349
172,537		United Integrated Services Co Ltd	1,131
133,405	*	United Rentals, Inc	44,329
324,603	*	Univar Solutions Inc	9,202
66,841		Uponor Oyj	1,583
119,700		Ushio, Inc	1,989
366,200		UWC BHD	545
209,633		Valmet Corp	8,988
21,166		Valmont Industries, Inc	5,302
22,125	e	Varta AG.	2,863
34,117	g	VAT Group AG.	16,906
78,510	*	Vectrus, Inc	3,593
131,688		Veidekke ASA	1,980
12,621	*	Veritiv Corp	1,547
546,525		Vertiv Holdings Co	13,647
527,016		Vestas Wind Systems A.S.	16,050
43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
272,091		Vesuvius plc	$1,668
186,212		V-Guard Industries Ltd	554
2,667	*	Vicor Corp	339
111,802	*,e	View, Inc	437
957,932		Vinci S.A.	101,172
170,360	*	Virgin Galactic Holdings, Inc	2,279
25,085		Volati AB	629
351,340		Volex plc	1,649
233,406		Voltas Ltd	3,821
70,000		Voltronic Power Technology Corp	3,905
232,727		Volution Group plc	1,744
56,743		Volvo AB (A Shares)	1,331
534,193		Volvo AB (B Shares)	12,354
11,856		Vossloh AG.	608
324,334		W.W. Grainger, Inc	168,083
42,552		Wabash National Corp	831
85,531		Wacker Construction Equipment AG.	2,447
49,600		Wakita & Co Ltd	464
2,600,472		Walsin Lihwa Corp	2,484
129,922		Wartsila Oyj (B Shares)	1,822
5,042,100	*	Waskita Karya Persero Tbk PT	225
45,002		Watsco, Inc	14,080
18,208		Watts Water Technologies, Inc (Class A)	3,535
487,019	e	Webuild SpA	1,152
1,919,150		Weg S.A.	11,304
1,420,709		Weichai Power Co Ltd	2,786
328,386		Weichai Power Co Ltd (Class A)	921
2,135,040		Weir Group plc	49,545
264,532	*	Welbilt, Inc	6,288
81,887	*	WESCO International, Inc	10,776
1,004,238		Westinghouse Air Brake Technologies Corp	92,500
158,561	*,e	Westport Innovations, Inc	377
3,263,972	*	Wijaya Karya Persero Tbk PT	253
1,911	*	Willis Lease Finance Corp	72
546,839	*	WillScot Mobile Mini Holdings Corp	22,333
57,990		Wilson Bayly Holmes-Ovcon Ltd	412
184,901	e	Woodward Inc	20,239
143,630	e	WSP Global, Inc	20,850
19,700		Wuxi Shangji Automation Co Ltd	516
656,738		XCMG Construction Machinery Co Ltd	617
444,711		Xiamen C & D, Inc	633
271,767		Xinjiang Goldwind Science & Technology Co Ltd	703
44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
917,813		Xinjiang Goldwind Science & Technology Co Ltd (Hong Kong)	$1,792
2,004,000		Xinyi Glass Holdings Co Ltd	5,020
137,112		Xxentria Technology Materials Corp	337
62,702		Xylem, Inc	7,519
38,380	e	YAMABIKO Corp	416
76,470		Yamazen Corp	716
2,906,800		Yangzijiang Shipbuilding	2,888
25,348		Yantai Eddie Precision Machinery Co Ltd	127
67,422		Yaskawa Electric Corp	3,308
184,963	*,g	Yellow Cake plc	855
170,694	e	YIT Oyj	839
61,279		Yokogawa Bridge Holdings Corp	1,171
18,600	*	Youngy Co Ltd	380
18,652		Yuasa Trading Co Ltd	483
121,000		Yungtay Engineering Co Ltd	282
40,800		Yurtec Corp	238
10,438	*,†	Yuyang DNU Co Ltd	0
227,727		Zardoya Otis S.A.	1,833
12,600		Zehnder Group AG.	1,282
366,100		Zhefu Holding Group Co Ltd	409
155,463		Zhejiang Chint Electrics Co Ltd	1,314
21,192		Zhejiang Dingli Machinery Co Ltd	267
27,892		Zhejiang HangKe Technology, Inc Co	471
234,612		Zhejiang Sanhua Intelligent Controls Co Ltd	931
133,451		Zhejiang Weixing New Building Materials Co Ltd	509
260,000	e	Zhengzhou Coal Mining Machinery Group Co Ltd	274
57,600		Zhengzhou Yutong Bus Co Ltd	100
392,400		Zhuzhou CSR Times Electric Co Ltd	2,274
209,700		Zhuzhou Kibing Group Co Ltd	564
550,139		Zoomlion Heavy Industry Science and Technology Co Ltd	619
1,017,138		Zoomlion Heavy Industry Science and Technology Co Ltd	641
32,506		Zumtobel AG.	285
228,316		Zurn Water Solutions Corp	8,311
		TOTAL CAPITAL GOODS	9,983,561

COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
22,891	*	51job, Inc (ADR)	1,120
118,451		ABM Industries, Inc	4,839
46,581	*	Acacia Research (Acacia Technologies)	239
260,570		ACCO Brands Corp	2,152
184,221		Adecco S.A.	9,387
45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
135,899	e	ADT, Inc	$1,143
40,320		Aeon Delight Co Ltd	1,182
145,959		AF AB	4,108
3,024,601	*	Aker Carbon Capture AS.	9,402
16,553	*	Akka Technologies S.A.	907
593,492		ALS Ltd	5,650
40,530	e	Altech Corp	670
7,994		Amadeus Fire AG	1,649
48,800		Ambipar Participacoes e Empreendimentos S	368
29,298	*	Anaergia, Inc	468
174,707		Applus Services S.A.	1,608
10,322	*	Aris Water Solution, Inc	134
150,498	*	ASGN Inc	18,571
111,214	*	Atlas Technical Consultants, Inc	936
6,786		Barrett Business Services, Inc	469
46,279		BayCurrent Consulting, Inc	17,837
48,664	g	Befesa S.A.	3,734
388,023		Beijing Originwater Technology Co Ltd	438
290,100		Benefit One, Inc	12,464
64,947		BeNEXT Group Inc	957
7,490		Bertrandt AG.	486
371,897	g	Biffa plc	1,805
34,790		Bilfinger Berger AG.	1,177
95,500		Binjiang Service Group Co Ltd	268
334,000		Boa Vista Servicos S.A.	360
199,279		Booz Allen Hamilton Holding Co	16,897
151,898		Boyd Group Services, Inc	23,971
148,092		Brady Corp (Class A)	7,982
1,604,340		Brambles Ltd	12,412
246,947	g	Bravida Holding AB	3,469
36,905	*	BrightView Holdings, Inc	520
4,715		Brink’s Co	309
95,147		Brunel International NV	1,215
422,728		Bureau Veritas S.A.	14,034
22,414	*	CACI International, Inc (Class A)	6,034
33,110	*	Casella Waste Systems, Inc (Class A)	2,828
131,236		Caverion Corp	953
43,697	*	CBIZ, Inc	1,709
25,473	*	Ceco Environmental Corp	159
12,692		Cewe Color Holding AG.	1,848
2,801,085		China Everbright International Ltd	2,250
84,168	*	Cimpress plc	6,027
46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
85,532		Cintas Corp	$37,905
1,756,287	*	Clarivate Analytics plc	41,308
49,757	*	Clean Harbors, Inc	4,964
83,000		Cleanaway Co Ltd	700
4,548,489		Cleanaway Waste Management Ltd	10,354
118,569		Clipper Logistics plc	1,165
4,978	e	Compx International, Inc	112
113,985	g	Coor Service Management Holding AB	1,041
205,245	*	Copart, Inc	31,119
108,300	*	CoreCivic, Inc	1,080
375,203	*	CoStar Group, Inc	29,652
3,474		CRA International, Inc	324
1,182,700		CTOS Digital Bhd	514
1,968,733		Dai Nippon Printing Co Ltd	49,547
53,165		Daiseki Co Ltd	2,362
6,177		Danel Adir Yeoshua Ltd	1,396
38,020		Deluxe Corp	1,221
120,894	*	Derichebourg	1,399
54,560		DKSH Holding AG.	4,497
8,965	*,e	DO & CO AG.	754
849,079		Downer EDI Ltd	3,688
50,092	*	Driven Brands Holdings, Inc	1,684
152,536	*	Dun & Bradstreet Holdings, Inc	3,125
47,498		Duskin Co Ltd	1,160
418,000		Dynagreen Environmental Protection Group Co Ltd	215
11,675		Ecopro HN Co Ltd	757
36,000		ECOVE Environment Corp	304
392,943	*	Elis S.A.	6,808
146,820		en-japan, Inc	4,149
22,357		Ennis, Inc	437
116,672		Equifax, Inc	34,160
1,198,365		Experian Group Ltd	59,027
18,035		Exponent, Inc	2,105
32,474		Fila S.p.A	358
161,464	*	First Advantage Corp	3,074
27,452	*	Forrester Research, Inc	1,612
33,224	*	Franklin Covey Co	1,540
2,797,600		Frontken Corp BHD	2,678
31,897	*	FTI Consulting, Inc	4,894
107,865		Fullcast Co Ltd	2,308
45,354		Funai Soken Holdings, Inc	1,032
16,193	*	GDI Integrated Facility Services, Inc	689
47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
193,463	e	GFL Environmental, Inc	$7,315
245,300	g	GPS Participacoes e Empreendimentos S.A.	696
64,365	*	Harsco Corp	1,076
2,035,734		Hays plc	4,042
108,326		Healthcare Services Group	1,927
16,653		Heidrick & Struggles International, Inc	728
8,679	*	Heritage-Crystal Clean, Inc	278
391,603		Herman Miller, Inc	15,347
2,028	e	HireQuest, Inc	41
11,275	*	HireRight Holdings Corp	180
34,499		HNI Corp	1,451
649,712		HomeServe plc	7,691
46,527	*	Huron Consulting Group, Inc	2,322
230,303	*	IAA, Inc	11,658
169,713		ICF International, Inc	17,404
364,286		IHS Markit Ltd	48,421
271,450		Indian Railway Catering & Tourism Corp Ltd	3,026
27,806		Insource Co Ltd	680
11,545		Insperity, Inc	1,364
27,118	*	Insun ENT Co Ltd	253
135,394		Interface, Inc	2,160
222,392		Intertek Group plc	16,966
114,642	*,g	Intertrust NV	2,557
776,744		Intrum Justitia AB	20,014
273,251		IPH Ltd	1,745
142,944		IR Japan Holdings Ltd	8,526
191,864	*	ISS AS	3,638
16,600		JAC Recruitment Co Ltd	301
265,295		Jacobs Engineering Group, Inc	36,937
1,758,800		Japan Elevator Service Holdings Co Ltd	32,854
654,560		JMT Network Services PCL	1,342
567,209	*	Johnson Service Group plc	1,129
111,427	*	KAR Auction Services, Inc	1,740
98,959		KBR, Inc	4,712
64,595		Kelly Services, Inc (Class A)	1,083
23,829	*	KEPCO Plant Service & Engineering Co Ltd	771
169,730		Kforce, Inc	12,767
31,970		Kimball International, Inc (Class B)	327
100,408		Kokuyo Co Ltd	1,498
48,502		Korn/Ferry International	3,673
36,557	g	L&T Technology Services Ltd	2,746
18,956	*,e	Legalzoom.com, Inc	305
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
133,896		Leidos Holdings, Inc	$11,903
82,901		LifeWorks, Inc	1,673
27,389	e	Link And Motivation, Inc	131
91,506		Loomis AB	2,437
20,085		Maharah Human Resources Co	406
5,600	*,e	Makuake, Inc	211
85,418		Manpower, Inc	8,314
23,953		Mantech International Corp (Class A)	1,747
14,262		Matsuda Sangyo Co Ltd	302
26,658		Matthews International Corp (Class A)	978
79,336		McMillan Shakespeare Ltd	698
29,328		Meitec Corp	1,726
301,167	*,e	Meltwater Holding BV	865
399,173		Michael Page International plc	3,423
9,000	*	Midac Holdings Co Ltd	318
18,549	*	Mistras Group, Inc	138
1,716,902		Mitie Group	1,499
51,044		Mitsubishi Pencil Co Ltd	538
2,230	*	Montrose Environmental Group, Inc	157
35,303		MSA Safety, Inc	5,329
35,365	*	NICE Information Service Co Ltd	535
349,213		Nielsen NV	7,162
727,270		Nihon M&A Center, Inc	17,839
23,100		Nippon Kanzai Co Ltd	581
218,111		Nippon Parking Development Co Ltd	262
3,010	e	NL Industries, Inc	22
253,348		Nomura Co Ltd	2,099
70,928		Okamura Corp	793
1,540,830	*	Omni Bridgeway Ltd	4,127
137,709	e	Outsourcing, Inc	1,858
279,700		Park24 Co Ltd	3,834
24,300		Pasona Group, Inc	697
144,626		Persol Holdings Co Ltd	4,205
33,142		Pilot Corp	1,269
656,557		Pitney Bowes, Inc	4,353
123,827		Prestige International, Inc	720
513,742	e,g	Prosegur Cash S.A.	362
290,742		Prosegur Cia de Seguridad S.A.	763
100,932	*,e	PyroGenesis Canada, Inc	266
167,702	*,e	Quantafuel ASA	610
69,525	g	Quess Corp Ltd	799
372,303	*	Raksul, Inc	18,392
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
137,360		Randstad Holdings NV	$9,370
4,677,574		Recruit Holdings Co Ltd	284,657
264,818		RELX plc	8,599
2,210,124		RELX plc (London)	72,154
101,287	*	Renewi plc	1,048
2,034,609		Rentokil Initial plc	16,105
199,531		Republic Services, Inc	27,825
28,804		Resources Connection, Inc	514
162,036		Restore plc	1,075
136,464		Ritchie Bros Auctioneers, Inc	8,351
110,132		Robert Half International, Inc	12,282
225,629		Rollins, Inc	7,719
393,123	*	RR Donnelley & Sons Co	4,427
355,117		RWS Holdings plc	3,124
20,435	*	S1 Corp (Korea)	1,272
97,352		Sato Corp	1,864
44,588	*	Saudi Airlines Catering Co	924
55,809		Science Applications International Corp	4,665
29,154	*	Sdiptech AB	1,521
260,706		Secom Co Ltd	18,115
349,388		Securitas AB (B Shares)	4,806
1,821,184		Serco Group plc	3,307
122,207		SG Fleet Group Ltd	222
6,639		SGS S.A.	22,132
65,535		Shanghai M&G Stationery, Inc	663
100,500	*,†	Shanghai Youngsun Investment Co Ltd	1
37,696	*	SIS Ltd	233
156,753		Smart Metering Systems plc	1,784
161,989		SmartGroup Corp Ltd	914
360,787		SMS Co Ltd	14,188
29,995		Societe BIC S.A.	1,616
53,890		Sohgo Security Services Co Ltd	2,141
194,100	*,e	SOS Ltd (ADR)	160
2,010	*	SP Plus Corp	57
298,019		SPIE S.A.	7,720
82,732		S-Pool, Inc	874
71,580		Sporton International, Inc	561
133,570		Stantec, Inc	7,505
77,547		Steelcase, Inc (Class A)	909
87,117	*	Stericycle, Inc	5,196
8,415	*	Sterling Check Corp	173
333,976		Sthree plc	2,098
50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
69,000		Sunny Friend Environmental Technology Co Ltd	$497
401,660		Taiwan Secom Co Ltd	1,509
317,340		Taiwan-Sogo Shinkong Security Corp	451
36,975		Talenom Oyj	493
11,491	*	TeamLease Services Ltd	643
565,754		TechnoPro Holdings, Inc	17,150
157,912		Teleperformance	70,599
11,061		Tetra Tech, Inc	1,878
227,296		Thomson Reuters Corp	27,181
46,525		Tinexta S.p.A	2,017
144,017		Tomra Systems ASA	10,298
215,617		Toppan Printing Co Ltd	4,046
182,699		TransUnion	21,664
50,400	*	TRE Holdings Corp	776
119,566	*	TriNet Group, Inc	11,390
30,150	*	TrueBlue, Inc	834
13,134		Unifirst Corp	2,763
223,007	*	Upwork, Inc	7,618
25,775	*	US Ecology, Inc	823
30,899		UT Group Co Ltd	1,161
168,881		Verisk Analytics, Inc	38,628
164,883	*,e	Vestum AB	945
2,030	*	Viad Corp	87
14,600	*,e	Visional, Inc	1,234
9,164		VSE Corp	558
278,973		Waste Connections, Inc	38,016
1,158,886		Waste Management, Inc	193,418
12,100		WDB Holdings Co Ltd	326
5,800		Weathernews, Inc	485
2,949	*	Willdan Group, Inc	104
296,058		Wolters Kluwer NV	34,846
8,700		World Holdings Co Ltd	196
231,000	*,†,e	Youyuan International Holdings Ltd	0	^
82,700		Zhejiang Weiming Environment Protection Co Ltd	474
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,018,374

CONSUMER DURABLES & APPAREL - 2.4%
874,000	*	361 Degrees International Ltd	449
31,218	*	Accell Group	1,703
131,520		Acushnet Holdings Corp	6,981
397,191		Adidas-Salomon AG.	114,369
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
352,898	*	Aditya Birla Fashion and Retail Ltd	$1,287
159,844		Aksa Akrilik Kimya Sanayii	414
1,327,683	*	Alok Industries Ltd	458
175,670		Alpargatas S.A.	1,163
17,818	*	Amber Enterprises India Ltd	793
12,956	*	American Outdoor Brands, Inc	258
151,373	*,e	AMMO, Inc	825
73,245		AMPACS Corp	189
708,223		AmTRAN Technology Co Ltd	449
1,268,955		Anta Sports Products Ltd	19,058
59,469		Arezzo Industria e Comercio S.A.	818
338,473		Asics Corp	7,504
98,630	*	Azorim-Investment Development & Construction Co Ltd	590
48,301	*	Bajaj Electricals Ltd	832
165,836		Bandai Namco Holdings Inc	12,966
287,986		Barratt Developments plc	2,924
7,334		Bassett Furniture Industries, Inc	123
56,168		Bata India Ltd	1,410
26,412	*	Beazer Homes USA, Inc	613
4,783		Beijing Roborock Technology Co Ltd	610
149,977		Bellway plc	6,816
78,154	*	Beneteau S.A.	1,268
30,639		Berkeley Group Holdings plc	1,984
211,060		Bonava AB	1,827
537,000	*,†,e	Boshiwa International Holding Ltd	1
3,706,472		Bosideng International Holdings Ltd	2,335
270,313		Bovis Homes Group plc	4,324
118,288		Breville Group Ltd	2,728
45,384		BRP, Inc (Toronto)	3,975
41,433	*	Brunello Cucinelli S.p.A	2,848
535,491		Brunswick Corp	53,940
198,302		Burberry Group plc	4,895
9,860,808		Cairn Homes plc	12,686
3,907,743		Cairn Homes plc (London)	5,035
322,979	*	Callaway Golf Co	8,863
71,625	*,e	Canada Goose Holdings, Inc	2,654
610,738	*	Capri Holdings Ltd	39,643
3,280		Carter’s, Inc	332
282,100	*	Casio Computer Co Ltd	3,632
74,707	*,e	Casper Sleep, Inc	499
16,406	*	Cavco Industries, Inc	5,211
39,038	*	CCC S.A.	1,019
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
11,309		Century Communities, Inc	$925
2,817,400		China Dongxiang Group Co	246
485,698		China Lilang Ltd	272
22,800		Chofu Seisakusho Co Ltd	404
531,357		Chow Sang Sang Holding	742
761,291		Cie Financiere Richemont S.A.	113,763
1,506,000	*	Citychamp Watch & Jewellery Group Ltd	295
23,261		Clarus Corp	645
2,711,368		Coats Group plc	2,540
2,602	e	Columbia Sportswear Co	254
602,532	*,g	Countryside Properties plc	3,694
63,569	*	Coway Co Ltd	3,983
24,315		COWELL FASHION Co Ltd	172
313,505		Crest Nicholson Holdings plc	1,579
154,862	*,n	Crocs, Inc	19,856
634,557		Crompton Greaves Consumer Electricals Ltd	3,724
656,375	g	Crystal International Group Ltd	221
8,545	*	Cuckoo Electronics Co Ltd	138
307,917		Cyrela Brazil Realty S.A.	869
19,700	*	Daiwa Seiko, Inc	541
29,351	*	Deckers Outdoor Corp	10,752
163,422		De’Longhi S.p.A.	5,846
11,068		Delta-Galil Industries Ltd	761
38,802	*	Descente Ltd	1,428
1,339	*	DI Dong Il Corp	311
35,078		Dixon Technologies India Ltd	2,594
454,016		DR Horton, Inc	49,238
1,792,475	*	Dr. Martens PLC	10,384
37,463	*	Duni AB	484
668,869		Eclat Textile Co Ltd	15,241
31,300		Ecovacs Robotics Co Ltd	741
2,124		Einhell Germany AG.	534
13,038		Electra Consumer Products 1970 Ltd	753
1,037,312	e	Electrolux AB	25,123
7,109	e	Escalade, Inc	112
36,357	e	ES-Con Japan Ltd	248
1,551,228		Essilor International S.A.	330,220
21,042		Ethan Allen Interiors, Inc	553
121,098		Ez Tec Empreendimentos e Participacoes S.A.	443
3,912	*	F&F Co Ltd	3,106
1,196,689		Feng TAY Enterprise Co Ltd	10,003
24,654	*,†	FF Group	0	^
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
73,756	*	Fila Korea Ltd	$2,223
5,973		Flexsteel Industries, Inc	160
1,308		Forbo Holding AG.	2,680
822,000		Formosa Taffeta Co Ltd	865
39,888	*	Fossil Group, Inc	410
339,999	*,†,e	Fuguiniao Co Ltd	0	^
72,221		Fujitsu General Ltd	1,716
142,032		Fulgent Sun International Holding Co Ltd	497
90,568		Fusheng Precision Co Ltd	634
39,845		Games Workshop Group plc	5,372
80,816		Garmin Ltd	11,005
9,642		Garware Technical Fibres Ltd	412
250,301	*,e	Genius Brands International, Inc	263
335,856		Giant Manufacturing Co Ltd	4,180
38,442	*	G-III Apparel Group Ltd	1,063
334,545		Gildan Activewear, Inc	14,184
1,577,122	*,g	Glenveagh Properties plc	2,212
3,460,973	*,g	Glenveagh Properties plc (London)	4,819
28,847		Goldwin, Inc	1,669
157,602	*,e	GoPro, Inc	1,625
20,904	*	Green Brick Partners, Inc	634
332,631		Grendene S.A.	517
457,671	*	GRUPO DE MODA SOMA S.A.	1,043
21,500		Guangdong Xinbao Electrical Appliances Holdings Co Ltd	83
568,410		Guararapes Confeccoes S.A.	1,002
16,318		Gunze Ltd	573
2,543,201		Haier Smart Home Co Ltd	10,756
437,370		Haier Smart Home Co Ltd	2,052
5,634		Hamilton Beach Brands Holding Co	81
14,672	*	Handsome Co Ltd	439
32,724		Hanesbrands, Inc	547
53,700	*	Hang Zhou Great Star Industrial Co Ltd	257
84,305		Hangzhou Robam Appliances Co Ltd	477
18,781		Hansae Co Ltd	346
11,289	*	Hanssem Co Ltd	878
16,771		Harvia Oyj	1,121
122,216		Hasbro, Inc	12,439
310,272		Haseko Corp	3,849
43,062	*,e	Hayward Holdings, Inc	1,130
70,889		Heiwa Corp	1,167
8,670	*	Helen of Troy Ltd	2,120
28,261		Hermes International	49,383
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,319	*	Hitachi Home & Life Solutions India Ltd	$194
101,471	*,e	HLB, Inc	2,969
11,230		Hooker Furniture Corp	261
466,000	*,†	HOSA International Ltd	1
4,545	*	Hovnanian Enterprises, Inc	579
140,162		Hugo Boss AG.	8,485
17,141	*	Hwaseung Enterprise Co Ltd	243
92,462		IG Design Group plc	320
102,550		Iida Group Holdings Co Ltd	2,385
81,409		Indo Count Industries Ltd	272
12,815		Installed Building Products, Inc	1,791
4,438	*	iRobot Corp	292
64,610		Japan Wool Textile Co Ltd	514
46,619		Jason Furniture Hangzhou Co Ltd	564
67,482		JM AB	3,045
174,994		JNBY Design Ltd	278
98,000		Johnson Health Tech Co Ltd	199
2,177		Johnson Outdoors, Inc	204
19,900		Joyoung Co Ltd	72
16,415		Kaufman & Broad S.A.	691
57,688		KB Home	2,580
1,202,244		Kinpo Electronics	700
10,400	*	Ki-Star Real Estate Co Ltd	807
273,956		KMC Kuei Meng International In	1,952
618,700		Konka Group Co Ltd	187
162,757		Kontoor Brands, Inc	8,341
91,413		KPR Mill Ltd	821
13,723	*	Landsea Homes Corp	100
2,684	*,e	Latham Group, Inc	67
41,116		La-Z-Boy, Inc	1,493
7,095	*	Legacy Housing Corp	188
128,260		Leggett & Platt, Inc	5,279
254,695		Lennar Corp (Class A)	29,585
14,613		Lennar Corp (Class B)	1,397
717,168		Levi Strauss & Co	17,951
17,212	*	LF Corp	249
77,366		LG Electronics, Inc	8,957
1,836	*	LGI Homes, Inc	284
2,633,121		Li Ning Co Ltd	28,885
13,073		Lifetime Brands, Inc	209
99,097	*	Lock & Lock Co Ltd	966
1,307	*	Lovesac Co	87
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,245		LPP S.A.	$5,315
182,821	*	Lululemon Athletica, Inc	71,565
7,802		LUX Industries Ltd	386
343,796		LVMH Moet Hennessy Louis Vuitton S.A.	284,125
25,022	*	M/I Homes, Inc	1,556
236,224		Makalot Industrial Co Ltd	2,107
14,053	*	Malibu Boats, Inc	966
2,172,184		Man Wah Holdings Ltd	3,368
6,442	*,†	Mariella Burani S.p.A.	0
7,711	*	Marimekko Oyj	738
6,984		Marine Products Corp	87
1,662	*	MasterCraft Boat Holdings, Inc	47
1,275,231	*	Mattel, Inc	27,494
122,354	g	Mavi Giyim Sanayi Ve Ticaret AS.	645
112,696		Maytronics Ltd	2,780
38,141		MDC Holdings, Inc	2,129
228,000		Merida Industry Co Ltd	2,692
149,391	*	Meritage Homes Corp	18,235
91,700		Midea Group Co Ltd	1,062
155,883		MIPS AB	20,397
50,700		Mizuno Corp	989
54,579	*	Mohawk Industries, Inc	9,943
1,066,094		Moncler S.p.A	77,045
13,524		Movado Group, Inc	566
328,514		MRV Engenharia e Participacoes S.A.	707
8,900	*,e	Nagawa Co Ltd	882
121,434	*,e	Nautilus, Inc	744
89,567	*	NavInfo Co Ltd	224
57,779	g	Neinor Homes S.A.	693
48,460		New Wave Group AB (B Shares)	900
3,635,153		Newell Brands Inc	79,392
176,448		Nien Made Enterprise Co Ltd	2,627
2,413,718		Nike, Inc (Class B)	402,294
654,100		Nikon Corp	7,046
266,692		Nobia AB	1,606
14,301	*	NVR, Inc	84,503
14,534	*	On Holding AG.	550
1,101,831		Onward Kashiyama Co Ltd	2,867
38,800		Open House Co Ltd	2,028
39,132		Oppein Home Group, Inc	905
135,922		Orient Electric Ltd	684
276,564	*,g	OVS S.p.A	801
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
12,881		Oxford Industries, Inc	$1,308
1,060,778		Pacific Textile Holdings Ltd	501
6,491		Page Industries Ltd	3,521
1,722,568		Panasonic Corp	18,936
53,758		Pandora AS	6,687
402,000	*,†	Peace Mark Holdings Ltd	0
293,408	*	Peloton Interactive, Inc	10,492
90,545		Persimmon plc	3,509
20,656		PIK Group (GDR)	305
2,654	*,e	PLBY Group, Inc	71
56,335		Polaris Inc	6,192
2,697,006		Pou Chen Corp	3,227
6,035,618		Prada S.p.A	38,648
38,123		Pressance Corp	695
346,916		Pulte Homes, Inc	19,830
75,573		Puma AG. Rudolf Dassler Sport	9,229
73,566	*,e	Purple Innovation, Inc	976
18,750		PVH Corp	2,000
440,000	e	Q Technology Group Co Ltd	569
59,000		Quang Viet Enterprise Co Ltd	278
107,639		Rajesh Exports Ltd	1,066
4,363		Ralph Lauren Corp	519
342,413		Redrow plc	3,268
54,477		Relaxo Footwears Ltd	962
52,682		Rinnai Corp	4,754
6,032		Rocky Brands, Inc	240
14,800		Roland Corp	505
742,200		Ruentex Industries Ltd	2,609
61,492	*,e	Salvatore Ferragamo Italia S.p.A	1,577
1,177,200	*,g	Samsonite International	2,390
61,124		Sangetsu Co Ltd	863
163,000		Sankyo Co Ltd	4,225
14,574		Sanlorenzo S.p.A	629
46,564		SEB S.A.	7,256
282,900		Sega Sammy Holdings, Inc	4,437
27,500		Seiko Holdings Corp	537
51,293		Seiren Co Ltd	1,124
256,062		Sekisui Chemical Co Ltd	4,282
481,545		Sekisui House Ltd	10,361
146,093		Sharp Corp	1,678
15,942	*	Sheela Foam Ltd	693
216,945	*	Shenzhen MTC Co Ltd	166
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
972,538		Shenzhou International Group Holdings Ltd	$18,832
95,445		Shimano, Inc	25,419
10,355	*	Skechers U.S.A., Inc (Class A)	449
228,085	*	Skyline Champion Corp	18,014
1,551,900	*	Skyworth Digital Holdings Ltd	1,087
138,633		Smith & Wesson Brands, Inc	2,468
7,249	*	Snap One Holdings Corp	153
31,800	e	Snow Peak, Inc	878
4,779	*,e	Solo Brands, Inc	75
149,354	*	Sonos, Inc	4,451
2,838,487		Sony Corp	358,439
502,837	*,g	Spin Master Corp	19,057
19,478	*	Spinnova Oyj	298
4,445,478	*,e	Steinhoff International Holdings NV	1,400
692,000		Stella International Holdings Ltd	837
670,303		Steven Madden Ltd	31,149
2,481		Sturm Ruger & Co, Inc	169
172,697		Sumitomo Forestry Co Ltd	3,338
11,800		Suofeiya Home Collection Co Ltd	41
8,666	e	Superior Uniform Group, Inc	190
40,300		Suzhou TA&A Ultra Clean Technology Co Ltd	513
25,423		Swatch Group AG.	7,742
2,182		Swatch Group AG. (Registered)	128
16,183		Symphony Ltd	216
1,165,602		Tainan Spinning Co Ltd	1,074
272,600		Taiwan Paiho Ltd	803
20,500		Tama Home Co Ltd	412
56,500		Tamron Co Ltd	1,402
158,620		Tapestry, Inc	6,440
162,584	*	Taylor Morrison Home Corp	5,684
4,000,166		Taylor Wimpey plc	9,537
894,973		TCL Multimedia Technology Holdings Ltd	465
960,845		TCL Technology Group Corp	931
156,413	e,g	Technogym S.p.A	1,503
628,132		Tempur Sealy International, Inc	29,541
290,500		Texhong Textile Group Ltd	384
127,066	g	Thule Group AB	7,674
414,719		Titan Industries Ltd	14,030
13,077	*	Tod’s S.p.A.	731
8,690		Token Corp	714
109,517		Toll Brothers, Inc	7,928
84,241	*,e	TomTom NV	868
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
101,301		Tomy Co Ltd	$968
37,894	*	TopBuild Corp	10,455
69,000		Topkey Corp	373
1,037,432	*	Traeger, Inc	12,615
91,669	*	TRI Pointe Homes, Inc	2,557
1,057,315		Trident Ltd	758
44,547	*	Tupperware Brands Corp	681
177,253	*	Under Armour, Inc (Class A)	3,756
2,224,037	*,e	Under Armour, Inc (Class C)	40,122
13,369	*	Unifi, Inc	309
12,073	*	Universal Electronics, Inc	492
27,843	*,e	Universal Entertainment Corp	591
52,456		Vaibhav Global Ltd	413
4,921		VAN DE Velde	193
24,880		Vardhman Textiles Ltd	773
21,280	*	Vera Bradley, Inc	181
76,192		Vestel Elektronik Sanayi	144
217,000	e	Vesync Co Ltd	264
257,768		VF Corp	18,874
74,229	*	Victoria plc	1,206
61,339	*	VIP Industries Ltd	443
82,156	*	Vista Outdoor, Inc	3,785
100,496		Vivara Participacoes S.A.	458
14,256	*	VOXX International Corp (Class A)	145
22,806	*,e	Vuzix Corp	198
4,139	*	V-ZUG Holding AG.	559
139,013		Wacoal Holdings Corp	2,583
11,621	e	Weber, Inc	150
442,636		Welspun India Ltd	863
403,797		Whirlpool Corp	94,755
34,335		Whirlpool of India Ltd	812
203,262		Wolverine World Wide, Inc	5,856
56,366		Xiamen Intretech, Inc	301
1,430,883	e	XTEP International Holdings	2,387
95,404		Yamaha Corp	4,707
338,045	*	YETI Holdings, Inc	28,000
65,400		Yonex Co Ltd	500
23,516		Youngone Corp	863
5,979	*	Youngone Holdings Co Ltd	235
990,500	*	Yue Yuen Industrial Holdings	1,658
288,812		Zhejiang Semir Garment Co Ltd	350
45,813		Zhejiang Supor Co Ltd	448
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,895	*	Zinus, Inc	$641
36,700		Zojirushi Corp	461
		TOTAL CONSUMER DURABLES & APPAREL	3,385,518

CONSUMER SERVICES - 2.3%
37,503	*	2U, Inc	753
1,042,575		888 Holdings plc	4,248
209,923	g	AcadeMedia AB	1,289
41,134	*	Accel Entertainment, Inc	536
300,564	*	Accor S.A.	9,742
43,407	*	Adtalem Global Education, Inc	1,283
135,531	*,e	Afya Ltd	2,129
92,754	*	Airbnb, Inc	15,443
212,500	*,e	Airtrip Corp	5,670
2,255,538	*,e	Alsea SAB de C.V.	4,181
16,139	*	American Public Education, Inc	359
84,389	*	AmRest Holdings SE	578
314,649	*	Anima Holding S.A.	471
219,490		ARAMARK Holdings Corp	8,088
17,060	e	ARCLAND SERVICE Co Ltd	336
94,317	*,e	Arco Platform Ltd	1,970
7,209,528	*,a,e	Arcos Dorados Holdings, Inc	42,032
724,614		Aristocrat Leisure Ltd	22,987
5,157,968	*	Asset World Corp PCL	715
19,407		Ataa Educational Co	299
148,400		Atom Corp	994
231,307	*,e	Autogrill S.p.A.	1,633
84,534	*	Bally’s Corp	3,217
60,195	*,e,g	Basic-Fit NV	2,873
84,200		Benesse Holdings, Inc	1,653
872,161		Berjaya Sports Toto BHD	398
767,350	*	Betmakers Technology Group Ltd	447
133,223		Betsson AB	802
705	*	Biglari Holdings, Inc (B Shares)	101
3,802	*	BJ’s Restaurants, Inc	131
2,780,600	*	BK Brasil Operacao e Assessoria a Restaurantes S.A.	2,972
4,149,600	*	Bloomberry Resorts Corp	513
368,701	*	Bloomin’ Brands, Inc	7,735
31,876	*	Bluegreen Vacations Holding Corp	1,119
112,878	*	Booking Holdings, Inc	270,820
163,219	*	Boyd Gaming Corp	10,702
60,224	*	Bright Horizons Family Solutions	7,581
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
17,699	*	Brinker International, Inc	$648
170,113	*	Burger King India Ltd	323
874,892	*	Caesars Entertainment, Inc	81,829
430,000		Cafe de Coral Holdings Ltd	767
351,849		Cairo Investment & Real Estate Development Co SAE	304
2,006,559	*,e	Carnival Corp	40,372
234,738	*	Carnival plc	4,393
11,833		Carriage Services, Inc	763
32,835		Carrols Restaurant Group, Inc	97
412,568	*	Central Plaza Hotel PCL	385
1,975	*	Century Casinos, Inc	24
63,247	*	Chalet Hotels Ltd	183
99,914	*	Cheesecake Factory	3,912
138,825	*	Chegg, Inc	4,262
808,000	g	China East Education Holdings Ltd	506
969,303		China Education Group Holdings Ltd	1,575
418,000		China Kepei Education Group Ltd	172
1,558,000	*	China Maple Leaf Educational Systems Ltd	108
919,000	g	China New Higher Education Group Ltd	390
2,552,000	*	China Travel International Inv HK	504
1,678,656	g	China Yuhua Education Corp Ltd	601
78,965	*	Chipotle Mexican Grill, Inc (Class A)	138,051
34,258		Choice Hotels International, Inc	5,344
92,137		Churchill Downs, Inc	22,196
9,989	*	Chuy’s Holdings, Inc	301
29,650	*,e	Cie des Alpes	468
1,965,900	*	Cogna Educacao	862
130,544		Collins Foods Ltd	1,270
86,400	e	Colowide Co Ltd	1,224
2,056,591	*	Compass Group plc	46,301
133,034	*	Corporate Travel Management Ltd	2,134
63,486	*,e	Coursera, Inc	1,552
6,947		Cracker Barrel Old Country Store, Inc	894
130,200	*,e	Create Restaurants Holdings, Inc	818
398,253	*	Crown Resorts Ltd	3,467
173,600		Cruzeiro do Sul Educacional S.A.	239
53,900		Curves Holdings Co Ltd	372
246,656	*	CVC Brasil Operadora e Agencia de Viagens S.A.	592
195,429		Dadi Early-Childhood Education Group Ltd	1,030
244,408	*	Dalata Hotel Group plc	1,035
463,264		Darden Restaurants, Inc	69,786
22,785	*	Dave & Buster’s Entertainment, Inc	875
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
28,027		Del Taco Restaurants, Inc	$349
66,064		Delta Corp Ltd	229
19,892	*	Denny’s Corp	318
200,273	*,e	Despegar.com Corp	1,961
253,931	*	Devyani International Ltd	560
21,380	*,†	Diamond Resorts International, Inc	0
1,511		Dine Brands Global Inc.	115
66,564		Domino’s Pizza Enterprises Ltd	5,713
500,772		Domino’s Pizza Group plc	3,119
35,102		Domino’s Pizza, Inc	19,809
63,426	*	DoubleUGames Co Ltd	3,086
40,818		Doutor Nichires Holdings Co Ltd	569
291,840	*,e	DraftKings, Inc	8,017
741,030	*	Drive Shack, Inc	1,060
49,159	*	Dur Hospitality Co	407
362,000		EC Healthcare	517
65,722	*,e	eDreams ODIGEO S.A.	726
358,000		Edvantage Group Holdings Ltd	216
168,894	*	EIH Ltd	282
17,814	*	El Pollo Loco Holdings, Inc	253
142,393	*,g	Elior Participations S.C.A	1,031
79,163	*	Emerson Pacific, Inc	701
923,037	*	Entain PLC	21,098
1,920	*,e	Esports Technologies, Inc	39
126,084	*	European Wax Center, Inc	3,827
580,520	*	Everi Holdings, Inc	12,394
264,969	g	Evolution Gaming Group AB	37,451
416,141	*	Expedia Group, Inc	75,205
9,738	*	F45 Training Holdings, Inc	106
16,148	*	Fattal Holdings 1998 Ltd	1,627
17,435	*	Fiesta Restaurant Group, Inc	192
3,475	*	First Watch Restaurant Group, Inc	58
193,239	*,e	Flight Centre Travel Group Ltd	2,480
366,274	*	Flutter Entertainment plc	58,596
183,033	*	Flutter Entertainment plc	28,977
56,990		Formosa International Hotels Corp	311
334,200	*,e,g	Fosun Tourism Group	449
131,554	*	frontdoor, Inc	4,821
1,270,000		Fu Shou Yuan International Group Ltd	998
26,999		Fuji Kyuko Co Ltd	957
19,300	*,e	Fujio Food System Co Ltd	222
65,548	*	Full House Resorts, Inc	794
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
943,826	*	G8 Education Ltd	$763
2,487,622	*	Galaxy Entertainment Group Ltd	12,905
31,945	*,e	GAN Ltd	294
2,541,997		Genting BHD	2,847
5,764,281		Genting Malaysia BHD	3,982
6,580,470		Genting Singapore Ltd	3,785
1,939	*	Golden Entertainment, Inc	98
3,995	*	Golden Nugget Online Gaming, Inc	40
94,739		Gourmet Master Co Ltd	385
3,344		Graham Holdings Co	2,106
38,166	*	Grand Canyon Education, Inc	3,271
33,451	*	Grand Korea Leisure Co Ltd	369
229,917		Greggs plc	10,407
189,588	*,e	GSX Techedu, Inc (ADR)	368
202,525	*,g	Gym Group plc	701
333,368		H&R Block, Inc	7,854
5,816,000	*,g	Haichang Holdings Ltd	2,373
1,264,776	e,g	Haidilao International Holding Ltd	2,859
54,994	*,e	Hall of Fame Resort & Entertainment Co	84
9,564	*	Hana Tour Service, Inc	599
24,784		Herfy Food Services Co	411
27,137	e	Hiday Hidaka Corp	408
178,943	*	Hilton Grand Vacations, Inc	9,325
774,028	*	Hilton Worldwide Holdings, Inc	120,741
53,628	*,e	HIS Co Ltd	872
521,500	*	Hongkong & Shanghai Hotels	458
2,962,000	e,g	Hope Education Group Co Ltd	571
545,892	*	Houghton Mifflin Harcourt Co	8,789
317,588	*	Huangshan Tourism Development Co Ltd	227
210,651	*,e	Huazhu Group Ltd (ADR)	7,866
99,820		Humansoft Holding Co KSC	1,064
47,845	*	Hyatt Hotels Corp	4,588
18,900		Ichibanya Co Ltd	764
1,663,473		IDP Education Ltd	41,907
866,851		Indian Hotels Co Ltd	2,101
198,410	*	InterContinental Hotels Group plc	12,827
575,082	e	International Game Technology plc	16,626
174,462	e	Invocare Ltd	1,493
17,107		Jack in the Box, Inc	1,497
446,000	e	JH Educational Technology, Inc	161
856,000	e,g	Jiumaojiu International Holdings Ltd	1,505
1,495,473		Jollibee Foods Corp	6,346
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
90,348		Jubilant Foodworks Ltd	$4,347
442,434	e	Jumbo Interactive Ltd	6,199
125,674	*,e	Kambi Group plc	3,574
108,790	*	Kangwon Land, Inc	2,198
29,570	*,e	Kappa Create Co Ltd	345
16,100		Kentucky Fried Chicken Japan Ltd	405
338,327		Kindred Group plc	4,008
30,200	e	Kisoji Co Ltd	577
57,700		KOMEDA Holdings Co Ltd	1,028
369,500	*,e,g	Koolearn Technology Holding Ltd	251
47,594	e	Koshidaka Holdings Co Ltd	254
7,213		Krispy Kreme, Inc	136
68,804		Kura Corp	2,169
587	*,e	Kura Sushi USA, Inc	47
36,283		Kyoritsu Maintenance Co Ltd	1,273
100,498	g	La Francaise des Jeux SAEM	4,454
1,302,620	*	Las Vegas Sands Corp	49,031
86,804		Laureate Education, Inc	1,062
22,301		Leejam Sports Co JSC	646
467,628	e,g	LeoVegas AB	1,808
16,020	*	Life Time Group Holdings, Inc	276
2,966	*	Lindblad Expeditions Holdings, Inc	46
25,000		LITALICO, Inc	876
37,481	*	Lotte Tour Development Co Ltd	552
157,000		Lung Yen Life Service Corp	251
819,007		Magnum BHD	373
102,753	*	MakeMyTrip Ltd	2,847
300,863	*	Marriott International, Inc (Class A)	49,715
39,547		Marriott Vacations Worldwide Corp	6,683
849,519	*	Marston’s plc	896
10,200		Matsuya Foods Co Ltd	321
2,165,513		McDonald’s Corp	580,509
55,799		McDonald’s Holdings Co Japan Ltd	2,469
30,646		MegaStudyEdu Co Ltd	2,123
4,704,076	*	Melco Crown Entertainment Ltd (ADR)	47,888
9,264,817	*	Melco International Development	11,306
153,372	*	Melia Hotels International S.A.	1,039
1,204,000	*,e	MGM China Holdings Ltd	731
372,463		MGM Resorts International	16,716
3,396,300	*	Minor International PCL (Foreign)	2,920
1,096,000	g	Minsheng Education Group Co Ltd	132
71,995	*	Mister Car Wash, Inc	1,311
64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
309,110	*	Mitchells & Butlers plc	$1,071
332,400		MK Restaurants Group PCL	517
3,203	*	Monarch Casino & Resort, Inc	237
12,134	e	Monogatari Corp	712
30,400		MOS Food Services, Inc	814
142,900		MPM Corporeos S.A.	213
23,783	e	MTY Food Group, Inc	1,190
1,357		Nathan’s Famous, Inc	79
17,973	*	National Co for Learning & Education	286
44,009	*	NEOGAMES S.A.	1,223
1,829,469	*	New Oriental Education & Technology Group (ADR)	3,842
829,035	*	Noodles & Co	7,519
355,116	*,e	Norwegian Cruise Line Holdings Ltd	7,365
58,900	*	Offcn Education Technology Co Ltd	73
14,200		Ohsho Food Service Corp	754
209,027	*,g	On the Beach Group plc	812
1,714	*	ONE Group Hospitality, Inc	22
77,711	*,†,e	OneSmart International Education Group Ltd (ADR)	19
25,162	*	OneSpaWorld Holdings Ltd	252
229,454		OPAP S.A.	3,250
12,184	*	Open Door, Inc	195
221,598		Oriental Land Co Ltd	37,367
175,075		Papa John’s International, Inc	23,367
48,385	*	Paradise Co Ltd	607
287,060		Park Lawn Corp	9,418
38,470	*,†	Patisserie Holdings plc	1
206,353	*	Penn National Gaming, Inc	10,699
125,416	*	Perdoceo Education Corp	1,475
364,000		Perfect Shape Medical Ltd	264
98,535	*	Planet Fitness, Inc	8,925
187,568	*	PlayAGS, Inc	1,274
372,340	*	Playtech Ltd	3,692
23,905		Plenus Co Ltd	419
2,185,087	*	PointsBet Holdings Ltd	11,210
11,336	e	Pollard Banknote Ltd	357
7,568	*,e	Portillo’s, Inc	284
39,113	*	PowerSchool Holdings, Inc	644
306,996	*	Rank Group plc	648
722		RCI Hospitality Holdings, Inc	56
20,419	*	Recipe Unlimited Corp	286
2,595	*	Red Robin Gourmet Burgers, Inc	43
223,646		Red Rock Resorts, Inc	12,303
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
103,300		Resorttrust, Inc	$1,688
352,259		Restaurant Brands International, Inc (Toronto)	21,359
864,508	*	Restaurant Group plc	1,111
28,600		Ringer Hut Co Ltd	553
120,000		Riso Kyoiku Co Ltd	410
74,861		Round One Corp	888
251,964	*	Royal Caribbean Cruises Ltd	19,376
29,800	*,e	Royal Holdings Co Ltd	492
294,321	*	Rush Street Interactive, Inc	4,856
3,340	*	Ruth’s Hospitality Group Inc	66
34,300		Saizeriya Co Ltd	896
19,449,092	*	Sands China Ltd	45,137
198,322	*,g	Scandic Hotels Group AB	798
112,306	*	Scientific Games Corp (Class A)	7,505
98,506	*	SeaWorld Entertainment, Inc	6,389
155,067	*	Seera Group Holding	711
27,619		Seobu Truck Terminal Co Ltd	207
156,052		Service Corp International	11,078
3,194	*	Shake Shack, Inc	230
67,939		Shanghai Jinjiang International Hotels Development Co Ltd	626
1,424,000		Shanghai Jinjiang International Hotels Group Co Ltd	535
1,358,000	*	Shangri-La Asia Ltd	1,134
570,972		Shenzhen Overseas Chinese Town Co Ltd	631
72,296	*	Six Flags Entertainment Corp	3,078
8,052,000	*,e	SJM Holdings Ltd	5,425
51,934		SkiStar AB	976
917,339		Sky City Entertainment Group Ltd	1,960
276,182	e	Skylark Co Ltd	3,629
152,300	*	Smartfit Escola de Ginastica e Danca S.A.	435
96,074	e	Sodexho Alliance S.A.	8,423
210,414		Songcheng Performance Development Co Ltd	473
1,630,569	*	SSP Group plc	5,333
1,040,542	*	Star Entertainment Grp Ltd	2,788
1,447,257		Starbucks Corp	169,286
35,042	*,e	StoneMor, Inc	80
21,211		Strategic Education, Inc	1,227
33,454	*	Stride, Inc	1,115
22,828,000	*,e	Summit Ascent Holdings Ltd	433
133,893		Sushiro Global Holdings Ltd	5,056
3,164,196		Tabcorp Holdings Ltd	11,560
501,168	*	TAL Education Group (ADR)	1,970
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,476	*	Target Hospitality Corp	$16
119,827	*	Terminix Global Holdings, Inc	5,420
287,682		Texas Roadhouse, Inc (Class A)	25,684
1,189,000	†	Tianli Education International Holdings Ltd	146
106,685	e	Tokyotokeiba Co Ltd	3,952
1,817,620	*	Tongcheng-Elong Holdings Ltd	3,369
56,559		Toridoll.corp	1,223
13,684		Tosho Co Ltd	198
584,858	*,g	Trainline plc	2,209
103,060		Travel & Leisure Co	5,696
375,701	*	Trip.com Group Ltd (ADR)	9,250
1,382,581	*,e	TUI AG. (DI)	4,366
10,129	*	Udemy, Inc	198
41,300		Vail Resorts, Inc	13,542
62,721	*	Vivint Smart Home, Inc	613
450,336	*,e	Webjet Ltd	1,696
337,958	e	Wendy’s	8,060
56,630	*	Westlife Development Ltd	427
114,789	*	Wetherspoon (J.D.) plc	1,492
221,329	*	Whitbread plc	9,003
30,221		Wingstop, Inc	5,222
712,000	e	Wisdom Education International Holdings Co Ltd	63
35,152	*	WW International Inc	567
90,039		Wyndham Hotels & Resorts, Inc	8,072
36,927,000	*,e	Wynn Macau Ltd	29,987
505,653	*	Wynn Resorts Ltd	43,001
471,500	g	Xiabuxiabu Catering Management China Holdings Co Ltd	368
1,468	*	Xponential Fitness, Inc	30
1,185,361		YDUQS Part	4,355
78,219		Yoshinoya D&C Co Ltd	1,579
38,300	*,e	Youdao, Inc (ADR)	478
26,949		Young & Co’s Brewery plc	569
974,206		Yum China Holdings, Inc	48,554
1,207,403		Yum! Brands, Inc	167,660
17,113		Zeal Network SE	774
112,522		Zensho Co Ltd	2,645
		TOTAL CONSUMER SERVICES	3,201,989

DIVERSIFIED FINANCIALS - 4.7%
104,200		360 Finance, Inc (ADR)	2,389
274,170		3i Group plc	5,375
44,980		ABC Arbitrage	366
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
123,000		Acom Co Ltd	$354
486,280	*	Aditya Birla Capital Ltd	807
110,511		Aeon Credit Service M BHD	361
128,500		AEON Financial Service Co Ltd	1,386
90,400		Aeon Thana Sinsap Thailand PCL	509
6,889	e	AFC Gamma, Inc	157
40,057		Affiliated Managers Group, Inc	6,590
2,853,762		AGNC Investment Corp	42,921
373,700		Aiful Corp	1,156
671,866		AJ Bell plc	3,450
40,043	*	Aju IB Investment Co Ltd	134
31,751		Aker ASA (A Shares)	2,961
1,002,201		Al Waha Capital PJSC	466
13,257		Alerus Financial Corp	388
712,871		Alexander Forbes Group Holdings Ltd	201
755,016	*	Alimtiaz Investment Group KSC	295
1,167,691	*	Allfunds Group PLC	22,994
325,022		Ally Financial, Inc	15,474
33,952		Alpha FX Group plc	1,004
75,759		Altshuler Shaham Provident Funds & Pension Ltd	409
1,211,254	*	Amanat Holdings PJSC	379
31,929		A-Mark Precious Metals, Inc	1,951
1,043,726		American Express Co	170,754
115,686		Ameriprise Financial, Inc	34,898
4,221,000	*	AMP Ltd	3,103
50,569	g	Amundi S.A.	4,171
6,673		Angel Oak Mortgage, Inc	109
21,363		Angel One Ltd	339
497,269	g	Anima Holding S.p.A	2,539
736,388		Annaly Capital Management, Inc	5,759
122,726		Apollo Commercial Real Estate Finance, Inc	1,615
228,168	e	Apollo Global Management, Inc	16,526
115,577		Arbor Realty Trust, Inc	2,117
35,239		Ares Commercial Real Estate Corp	512
139,473		Ares Management Corp	11,335
65,411	e	ARMOUR Residential REIT, Inc	642
107,073		Artisan Partners Asset Management, Inc	5,101
560,201		Ashmore Group plc	2,213
150,655	*	Assetmark Financial Holdings, Inc	3,949
2,106		Associated Capital Group, Inc	91
814	*	Atlanticus Holdings Corp	58
35,009		Aurelius AG.	1,071
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
131,142		Australian Ethical Investment Ltd	$1,316
197,778		Australian Stock Exchange Ltd	13,367
150,637		Avanza Bank Holding AB	5,518
121,314		Avic Capital Co Ltd	76
2,215	*,†	Ayala Corp Preferred	0
130,347		Azimut Holding S.p.A.	3,644
17,682		B. Riley Financial, Inc	1,571
4,429,229		B3 SA-Brasil Bolsa Balcao	8,820
311,269		Bajaj Finance Ltd	29,073
27,576		Bajaj Finserv Ltd	6,062
199,905	g	Banca Farmafactoring S.p.A	1,607
549,917	*	Banca Generali S.p.A	24,123
64,015		Banca IFIS S.p.A.	1,237
267,776		Banca Mediolanum S.p.A	2,640
142,300		Banco BTG Pactual S.A.	327
813,668		Banco BTG Pactual S.A.	756
4,790,404		Banco BTG Pactual S.A. - Unit	17,993
28,455		Banco Latinoamericano de Exportaciones S.A. (Class E)	472
1,107,552		Bangkok Commercial Asset Management PCL	719
3,326,961		Bank of New York Mellon Corp	193,230
2,309,859	*	Berkshire Hathaway, Inc (Class B)	690,648
8,335,000		BFI Finance Indonesia Tbk PT	687
295,752		BGC Partners, Inc (Class A)	1,375
240,014		BlackRock, Inc	219,747
938,823		Blackstone Group, Inc	121,474
131,738		Blackstone Mortgage Trust, Inc	4,034
30,304	*	Blucora, Inc	525
100,700		BOC International China Co Ltd	213
1,335,012	e	BOCOM International Holdings Co Ltd	310
628,854	e	Bolsa Mexicana de Valores S.A. de C.V.	1,195
105,789		Boursa Kuwait Securities Co KPSC	707
719,826		Brewin Dolphin Holdings plc	3,605
956,610	*	Bridgepoint Group Ltd	6,383
163,317		Brightsphere Investment Group, Inc	4,181
74,820		BrightSpire Capital, Inc	768
111,913		Broadmark Realty Capital, Inc	1,055
1,726,861		Brookfield Asset Management, Inc	104,285
270,393		Brookfield Asset Management, Inc (New York)	16,326
34,886		BSE Ltd	898
76,613		Bure Equity AB	3,704
1,017,502		Burford Capital Ltd	10,619
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
839,900		Bursa Malaysia BHD	$1,321
183,502		Caitong Securities Co Ltd	320
116,567		Canaccord Financial, Inc	1,390
156,357	*	Cannae Holdings, Inc	5,496
980,131		Capital One Financial Corp	142,207
1,719,990		Capital Securities Corp	1,053
252,178		Carlyle Group, Inc	13,845
154,007		CBOE Global Markets, Inc	20,083
37,118		Cembra Money Bank AG.	2,700
288,862		Central Depository Services India Ltd	5,809
44,291		Cerved Information Solutions S.p.A	518
1,497,554		Chailease Holding Co Ltd	14,244
698,681		Challenger Financial Services Group Ltd	3,319
286,164		Changjiang Securities Co Ltd	339
4,121,721		Charles Schwab Corp	346,637
206,184		Chimera Investment Corp	3,109
1,006,000		China Bills Finance Corp	625
6,721,574		China Cinda Asset Management Co Ltd	1,224
1,006,000		China Everbright Ltd	1,202
2,645,459		China Galaxy Securities Co Ltd	1,521
172,650		China Galaxy Securities Co Ltd (Class A)	303
100,700		China Great Wall Securities Co Ltd	205
4,136,279	*,†,g	China Huarong Asset Management Co Ltd	5
1,036,937	g	China International Capital Corp Ltd	2,862
60,500		China International Capital Corp Ltd	466
357,236		China Merchants Securities Co Ltd	989
177,900	e,g	China Renaissance Holdings Ltd	337
96,627		Cholamandalam Financial Holdings Ltd	848
458,034		Cholamandalam Investment and Finance Co Ltd	3,195
313,219		CI Financial Corp	6,547
1,720,405		CITIC Securities Co Ltd	4,493
464,275		CITIC Securities Co Ltd (Class A)	1,925
476,376	e	CMBC Capital Holdings Ltd	295
142,697	g	CMC Markets plc	509
462,738		CME Group, Inc	105,717
128,075		Coface S.A.	1,825
72,635		Cohen & Steers, Inc	6,719
243,733		Coronation Fund Managers Ltd	804
31,497		Corp Financiera Alba	1,835
115,564	*	Corp Financiera Colombiana S.A.	813
22,702	e	Cowen Group, Inc	820
59,908	e	Creades AB	974
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,819	*,e	Credit Acceptance Corp	$5,377
81,924		Credit Corp Group Ltd	1,997
179,800		Credit Saison Co Ltd	1,891
970,381	e	Credit Suisse Group	9,408
42,622	*	CreditAccess Grameen Ltd	341
15,859		CRISIL Ltd	615
179,125		CSC Financial Co Ltd	822
1,156,000		CSSC Hong Kong Shipping Co Ltd	162
3,349		Curo Group Holdings Corp	54
94,581	*	Daishin Securities Co Ltd	1,482
23,043	*	Daishin Securities Co Ltd PF	307
1,579,993		Daiwa Securities Group, Inc	8,916
16,378		Daou Data Corp	207
24,062	*	Daou Technology, Inc	460
584,572	*	Deutsche Bank AG. (Registered)	7,281
24,409		Deutsche Beteiligungs AG.	1,108
107,284		Deutsche Boerse AG.	17,914
301,739	*	Dhani Services Ltd	670
2,799		Diamond Hill Investment Group, Inc	544
8,401,600	e	Differ Group Holding Co Ltd	2,639
1,045,151		Discover Financial Services	120,778
70,051	g	doBank S.p.A	669
123,225		Dongxing Securities Co Ltd	225
177,640	*	Donnelley Financial Solutions, Inc	8,374
148,409	*	Draper Esprit plc	2,060
1,756,899		Dubai Financial Market	1,356
28,034	e	Dynex Capital, Inc	468
449,191		East Money Information Co Ltd	2,619
439,522	e	ECN Capital Corp	1,855
24,081,345		Edelweiss Capital Ltd	23,256
124,747		EFG International	949
45,586		eGuarantee, Inc	917
717,867	*	Egyptian Financial Group-Hermes Holding	675
6,375	*	Electreon Wireless Ltd	429
518,853	e	Element Financial Corp	5,283
38,343		Ellington Financial Inc	655
27,670	*,e	Encore Capital Group, Inc	1,719
31,046	*	Enova International, Inc	1,272
427,476		EQT AB	23,173
2,519,659		Equitable Holdings, Inc	82,620
11,460		Eurazeo	1,000
1,055,715	g	Euronext NV	109,756
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
158,406		Everbright Securities Co Ltd	$371
136,147		Evercore Inc	18,496
30,800		EXOR NV	2,757
85,956	*	Ezcorp, Inc (Class A)	633
54,043		Factset Research Systems, Inc	26,265
762,401	e	Far East Horizon Ltd	677
83,083		Federated Investors, Inc (Class B)	3,122
81,161		Fiera Capital Corp	673
69,700		Financial Products Group Co Ltd	415
115,153	e	FinVolution Group (ADR)	568
224,091		First Capital Securities Co Ltd	258
32,428		FirstCash Holdings, Inc	2,426
5,953,649		FirstRand Ltd	22,714
166,579	*	flatexDEGIRO AG.	3,816
39,863	g	Flow Traders	1,461
179,025	*	Focus Financial Partners, Inc	10,691
449,846		Founder Securities Co Ltd	554
29,055		Franklin BSP Realty Trust, Inc	434
274,938		Franklin Resources, Inc	9,208
11,438,363		Fuhwa Financial Holdings Co Ltd	10,448
255,635	*,g	Funding Circle Holdings plc	388
55,000	*,e	Futu Holdings Ltd (ADR)	2,381
35,484		Fuyo General Lease Co Ltd	2,460
810		GAMCO Investors, Inc (Class A)	20
222,140		GCM Grosvenor, Inc	2,332
5,976,017	*,e	Gentera SAB de C.V.	3,847
849,236		GF Securities Co Ltd	1,619
264,108		GF Securities Co Ltd (Class A)	1,019
26,439		Gimv NV	1,606
15,128,000	*	Glory Sun Financial Group Ltd	388
40,301	*	GMO Financial Holdings, Inc	296
233,452	e	goeasy Ltd	33,085
647,186		Goldman Sachs Group, Inc	247,581
4,397,338	*	Grab Holdings Ltd.	17,809
49,647		Granite Point Mortgage Trust, Inc	581
21,749		Great Ajax Corp	286
42,709	*	Green Dot Corp	1,548
2,536		Greenhill & Co, Inc	45
33,895		GRENKE AG.	1,178
32,112		Groupe Bruxelles Lambert S.A. (EN Brussels)	3,586
158,614		Grupo de Inversiones Suramericana S.A.	1,170
31,656		Gruppo MutuiOnline S.p.A	1,594
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
76,735		Guangzhou Yuexiu Financial Holdings Group Co Ltd	$105
110,104		Guolian Securities Co Ltd	242
207,549		Guosen Securities Co Ltd	374
3,285,800		Guotai Junan International Hol	455
379,316		Guotai Junan Securities Co Ltd	1,065
176,654		Guoyuan Securities Co Ltd	214
1,828,184		Haci Omer Sabanci Holding AS	1,825
2,526,282		Haitong International Securities Group Ltd	545
2,009,173		Haitong Securities Co Ltd	1,781
489,112		Haitong Securities Co Ltd (Class A)	941
1,374,000	e,g	Haitong UniTrust International Leasing Co Ltd	181
21,427		Hamilton Lane, Inc	2,220
63,977	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	3,398
111,811	*	Hanwha Securities Co	599
95,798		Hargreaves Lansdown plc	1,760
35,822	g	HDFC Asset Management Co Ltd	1,175
21,986		Hithink RoyalFlush Information Network Co Ltd	499
2,926,466		Hong Kong Exchanges and Clearing Ltd	171,151
164,000		Hotai Finance Co Ltd	546
10,609		Houlihan Lokey, Inc	1,098
1,206,540	g	Huatai Securities Co Ltd	2,010
153,334		Huatai Securities Co Ltd (Class A)	427
161,200		Huaxi Securities Co Ltd	249
64,041		HUB24 Ltd	1,319
34,345	*	Hypoport AG.	19,919
122,765	g	ICICI Securities Ltd	1,304
1,214,827	*	IDFC Ltd	1,028
159,100	e	iFAST Corp Ltd	992
3,468,801		IG Group Holdings plc	38,342
114,075		IGM Financial, Inc	4,114
36,707		IIFL Wealth Management Ltd	699
102,760		Impax Asset Management Group plc	2,047
459,713	g	Indian Energy Exchange Ltd	1,559
353,680		Industrial Securities Co Ltd	549
148,422	e	Industrivarden AB	4,716
44,469		Industrivarden AB	1,393
339,554		IntegraFin Holdings plc	2,582
73,262	e	Interactive Brokers Group, Inc (Class A)	5,818
617,144		Intercontinental Exchange Group, Inc	84,407
494,472		Intermediate Capital Group plc	14,726
325,673		Invesco Ltd	7,497
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
230,516	e	Invesco Mortgage Capital, Inc	$641
297,699		Investec Ltd	1,636
845,870		Investec plc	4,664
37,994		Investment AB Oresund	613
697,550		Investor AB	17,504
284,188		Investor AB	7,476
751,851		IOOF Holdings Ltd	1,981
3,151,195		IP Group plc	5,332
130,442		Is Yatirim Menkul Degerler AS	229
2,239,649		iShares Core MSCI Emerging Markets ETF	134,065
9,390		iShares Core S&P 500 ETF	4,479
21,300		iShares MSCI ACWI ex US ETF	1,184
918,421	e	iShares MSCI Canada Index Fund	35,295
40,150	e	iShares MSCI EAFE Index Fund	3,159
14,184	e	iShares MSCI EAFE Small-Cap ETF	1,037
19,052		iShares MSCI Emerging Markets	931
5,000	e	iShares MSCI Emerging Markets Small-Cap ETF	301
235,602	e	iShares MSCI Japan ETF	15,776
8,897	e	iShares Russell 2000 Index Fund	1,979
85,000	e	iShares Russell Midcap Growth Index Fund	9,794
244,224		Isracard Ltd	1,204
24,025		Jaccs Co Ltd	619
9,799	e	Jackson Financial, Inc	410
49,818	*	Jafco Co Ltd	2,866
163,564		Janus Henderson Group plc	6,860
108,600		Japan Securities Finance Co Ltd	907
354,915		Jefferies Financial Group, Inc	13,771
1,228,953		Jih Sun Financial Holdings Co Ltd	549
462,474		JM Financial Ltd	461
92,561		JSE Ltd	651
156,033	g	JTC plc	1,946
106,252		Julius Baer Group Ltd	7,105
527,908		Jupiter Investment Management Group Ltd	1,831
182,294		Kelsian Group Ltd	980
68,487	*	Kinnevik AB	2,435
17,074	*	KIWOOM Securities Co Ltd	1,533
805,267		KKR & Co, Inc	59,992
84,933		KKR Real Estate Finance Trust, Inc	1,769
29,323	*	Korea Investment Holdings Co Ltd	1,987
18,689		KRUK S.A.	1,517
918,128		Krungthai Card PCL	1,629
436,035	*	Kumho Investment Bank	330
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
878,029	*	L&T Finance Holdings Ltd	$915
829,599		Ladder Capital Corp	9,947
96,236		Lazard Ltd (Class A)	4,199
449,298	*	LendingClub Corp	10,864
1,036	*	LendingTree, Inc	127
12,285		Leonteq A.G.	933
109,800	*,e	LexinFintech Holdings Ltd (ADR)	424
77,025		Liontrust Asset Management plc	2,294
527,325		London Stock Exchange Group plc	49,606
417,332		LPL Financial Holdings, Inc	66,811
21,566		Lundbergs AB (B Shares)	1,208
18,000	*	M&A Capital Partners Co Ltd	825
2,377,300		M&G plc	6,431
96,157		MA Financial Group Ltd	626
439,574		Macquarie Group Ltd	65,710
158,629		Magellan Financial Group Ltd	2,451
158,605	*	Magma Fincorp Ltd	465
667,082		Mahindra & Mahindra Financial Services Ltd	1,332
27,285,140		Man Group plc	83,983
551,694		Manappuram General Finance & Leasing Ltd	1,217
36,677		MarketAxess Holdings, Inc	15,084
8,301		Marlin Business Services Corp	193
12,626	g	MAS Financial Services Ltd	107
149,400		Matsui Securities Co Ltd	1,027
43,619	*	Meritz finance Holdings Co Ltd	1,616
238,525	*	Meritz Securities Co Ltd	1,033
7,827,380		Metro Pacific Investments Corp	599
387,482		MFA Financial Inc	1,767
176,761	*	Mirae Asset Daewoo Co Ltd	1,284
489,570		Mitsubishi UFJ Lease & Finance Co Ltd	2,422
32,700		Mizuho Leasing Co Ltd	907
82,590		MLP AG.	806
139,591		Moelis & Co	8,726
185,652	*	Monex Group, Inc	1,133
170,609		Moody’s Corp	66,636
6,314,200		Morgan Stanley	619,802
35,013		Morningstar, Inc	11,974
39,724		Motilal Oswal Financial Services Ltd	488
88,857		MSCI, Inc (Class A)	54,442
680,482		Muangthai Capital PCL	1,194
39,737		Multi Commodity Exchange of India Ltd	844
87,422		Muthoot Finance Ltd	1,754
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
93,039		Nanjing Securities Co Ltd	$145
110,179		Nasdaq Inc	23,139
138,784		Navient Corp	2,945
14,777		Nelnet, Inc (Class A)	1,443
263,089		Netwealth Group Ltd	3,389
423,149		New Residential Investment Corp	4,532
332,893		New York Mortgage Trust, Inc	1,238
3,422	*,†	NewStar Financial, Inc	1
1,246,200	*	Ngern Tid Lor PCL	1,362
19,328	*	NICE Holdings Co Ltd	260
161,925		Ninety One Ltd	574
633,638		Ninety One plc	2,377
129,350	g	Nippon Life India Asset Management Ltd	611
26,543	*	Noah Holdings Ltd (ADR)	815
3,474,236	*	Nomura Holdings, Inc	15,133
1,536,715	e	Nordnet AB publ	29,482
142,300		Northeast Securities Co Ltd	196
68,465		Northern Trust Corp	8,189
109,152		Numis Corp plc	505
164,093		Okasan Holdings, Inc	543
197,012		OneMain Holdings, Inc	9,858
100,303		Onex Corp	7,872
131,025	*	Open Lending Corp	2,945
18,478	*	Oportun Financial Corp	374
8,374		Oppenheimer Holdings, Inc	388
88,935	e	Orchid Island Capital, Inc	400
677,100		Orient Corp	735
289,937		Orient Securities Co Ltd	672
2,499,168		ORIX Corp	51,003
327,238		Osaka Securities Exchange Co Ltd	7,170
6,647,344	*	Pacific Strategic Financial Tbk PT	520
11,743		Partners Group	19,385
435,965		Pendal Group Ltd	1,767
70,523		PennyMac Mortgage Investment Trust	1,222
1,561,079	*	Pensionbee Group plc	2,825
75,493		Perpetual Trustees Australia Ltd	1,976
142,484		Pinnacle Investment Management Group Ltd	1,617
120,361		Piper Jaffray Cos	21,486
2,431,454		Piramal Healthcare Ltd	86,225
5,371		PJT Partners, Inc	398
518,959		Platinum Asset Mangement Ltd	1,019
210,723		Plus500 Ltd	3,887
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
94,734		Polar Capital Holdings plc	$1,017
40,544	*	PRA Group, Inc	2,036
762,390		President Securities Corp	651
284,968	*	PROG Holdings, Inc	12,855
294,369	*	Provident Financial plc	1,431
34,922		Pzena Investment Management, Inc (Class A)	331
197,580	*,e	Qudian, Inc (ADR)	191
2,072,004	g	Quilter plc	4,187
1,963,527		Ratchthani Leasing PCL	257
135,323		Rathbone Brothers	3,668
254,980		Ratos AB (B Shares)	1,630
176,129		Raymond James Financial, Inc	17,683
225,574		Ready Capital Corp	3,526
1,062,275		REC Ltd	1,908
384,402		Redwood Trust, Inc	5,070
149,982		Regional Management Corp	8,618
95,200		Reinet Investments S.C.A	1,709
601,466		Remgro Ltd	4,950
139,212	g	Resurs Holding AB	584
16,461		Ricoh Leasing Co Ltd	552
409,760		S&P Global, Inc	193,378
45,305	*	Samsung Securities Co Ltd	1,708
196,894		Sanne Group plc	2,428
59,221		Santander Consumer USA Holdings, Inc	2,488
269,184	*	SBI Cards & Payment Services Ltd	3,355
1,192,338	*	SBI Holdings, Inc	32,522
97,744		Schroders plc	4,718
19,980		Sculptor Capital Management, Inc	427
284,563		SDIC Capital Co Ltd	367
26,499		SE Investments Ltd	258
155,891		Sealand Securities Co Ltd	101
104,991		SEI Investments Co	6,398
207,969		Shanxi Securities Co Ltd	215
448,500		Sheng Ye Capital Ltd	446
956,844		Shenwan Hongyuan Group Co Ltd	769
2,837		Shinyoung Securities Co Ltd	143
24,178		Shriram City Union Finance Ltd	572
146,608		Shriram Transport Finance Co Ltd	2,386
1,175,878		SHUAA Capital PSC	219
592,044		Singapore Exchange Ltd	4,087
151,982		Sinolink Securities Co Ltd	270
635,852	*	SK Square Co Ltd	35,517
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
281,797		SLM Corp	$5,543
5,964		Societe Fonciere Financiere et de Participations FFP	842
16,777		Sofina S.A.	8,241
211,935		SooChow Securities Co Ltd	295
120,373		Southwest Securities Co Ltd	100
18,940	*	Spandana Sphoorty Financial Ltd	117
94,358		Sparx Group Co Ltd	245
8,000		SPDR S&P 500 ETF Trust	3,800
32,642	e	Sprott, Inc	1,473
768,475	*,†,e	SRH NV	9
753,810		Srisawad Corp PCL	1,390
493,232		St. James’s Place plc	11,271
2,255,109		Standard Life Aberdeen plc	7,347
503,909		Starwood Property Trust, Inc	12,245
634,195		State Street Corp	58,980
221,214	e	StepStone Group, Inc	9,196
97,214		Stifel Financial Corp	6,846
14,052	*	StoneX Group, Inc	861
10,324		Strike Co Ltd	459
589,735		Sun Hung Kai & Co Ltd	315
62,202		Sundaram Finance Ltd	1,909
26,676		Svolder AB	1,080
11,111		Swissquote Group Holding S.A.	2,433
2,019,212		Synchrony Financial	93,671
216,678		T Rowe Price Group, Inc	42,608
161,128		Taiwan Acceptance Corp	1,018
193,668		Tamburi Investment Partners S.p.A.	2,177
14,392		Tata Investment Corp Ltd	262
1,025,638		Tel Aviv Stock Exchange Ltd	5,534
122,437		Tianfeng Securities Co Ltd	78
104,740		TMX Group Ltd	10,619
251,780		Tokai Tokyo Securities Co Ltd	863
28,410		Tokyo Century Corp	1,379
81,545	*	Tong Yang Investment Bank	275
964,472		TP Icap Group plc	1,993
52,666		TPG RE Finance Trust, Inc	649
97,645		Tradeweb Markets, Inc	9,778
873,686		Transaction Capital Ltd	2,469
1,214,667		Turkiye Sinai Kalkinma Bankasi AS	132
288,447	e	Two Harbors Investment Corp	1,664
6,428,905		UBS Group AG	115,394
95,900	*,e	Up Fintech Holding Ltd (ADR)	471
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
45,010	*	Upstart Holdings, Inc	$6,810
46,443		UTI Asset Management Co Ltd	657
23,900	*	Uzabase, Inc	305
247		Value Line, Inc	12
1,273,011		Value Partners Group Ltd	636
25,000	e	Vanguard FTSE Developed Markets ETF	1,276
83,805		Virtu Financial, Inc	2,416
678		Virtus Investment Partners, Inc	201
97,215	*	VNV Global AB	1,125
196,375		Vontobel Holding AG.	17,172
1,102,219		Voya Financial, Inc	73,088
18,471		VZ Holding AG.	1,983
61,752		Warsaw Stock Exchange	635
2,251,167		Waterland Financial Holdings	1,305
25,700	*,e	WealthNavi, Inc	456
29,221		Wendel	3,501
271,003		Western Securities Co Ltd	343
41,991		WisdomTree Investments, Inc	257
116,654	*	Woori Investment & Securities Co Ltd	1,225
56,403	*,e	Woori Technology Investment Co Ltd	432
4,050	*	World Acceptance Corp	994
1	*	XP, Inc	0	^
44,356	g	X-Trade Brokers Dom Maklerski S.A.	184
1,389,500	*,g	Yixin Group Ltd	218
120,465		Zenkoku Hosho Co Ltd	5,251
231,491		Zheshang Securities Co Ltd	479
412,900		Zhongtai Securities Co Ltd	647
2,908,434	*,e	Zip Co Ltd	9,160
		TOTAL DIVERSIFIED FINANCIALS	6,579,779

ENERGY - 3.2%
179,400	*	3R PETROLEUM OLEO E GAS S.A.	1,079
18,885,261		Adaro Energy Tbk	2,995
229,619	*,e	Advantage Energy Ltd	1,345
151,351		Aegis Logistics Ltd	449
21,419	*	Aemetis, Inc	263
809,670		Aker BP ASA	24,896
367,933	*	Aker Solutions ASA	972
39,482		Aldrees Petroleum and Transport Services Co	702
62,836	*	Alto Ingredients, Inc	302
3,012		Altus Midstream Co	185
262,961		Ampol Ltd	5,678
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
305,954	e	Antero Midstream Corp	$2,962
371,481	*	Antero Resources Corp	6,501
318,684		APA Corp	8,569
828,700	e	ARC Resources Ltd	7,534
41,736		Arch Resources, Inc	3,811
118,542		Archrock, Inc	887
1,972	*	Aspen Aerogels, Inc	98
45,280		Baker Hughes Co	1,089
1,284,900		Bangchak Corp PCL	970
5,675,166		Banpu PCL (Foreign)	1,804
1,031,735	*,e	Baytex Energy Trust	3,189
2,180,586		Beach Petroleum Ltd	2,002
59,340		Berry Petroleum Co LLC	500
1,054,854		Bharat Petroleum Corp Ltd	5,454
321,218	e	Birchcliff Energy Ltd	1,640
351,154		Bonanza Creek Energy, Inc	17,196
20,280,415		BP plc	90,869
1,060,508		BP plc (ADR)	28,241
93,631		Brigham Minerals, Inc	1,975
4,650,000	*,†,e	Brightoil Petroleum Holdings Ltd	671
19,998	*	Bristow Group, Inc	633
2,823,000	*	Bumi Armada BHD	318
68,915	*	BW Energy Ltd	156
92,864	g	BW LPG Ltd	525
123,984		BW Offshore Ltd	375
1,311,675		Cabot Oil & Gas Corp	24,922
47,694		Cactus, Inc	1,819
617,191		Cairn Energy plc	1,593
72,227		California Resources Corp	3,085
8,232	*,e	Callon Petroleum Co	389
484,896		Cameco Corp (Toronto)	10,572
171,842	e	Canacol Energy Ltd	436
1,552,628		Canadian Natural Resources Ltd (Canada)	65,606
1,790,336	e	Cenovus Energy, Inc (Toronto)	21,952
638,806	*	Centennial Resource Development, Inc	3,820
8,456	*	Centrus Energy Corp	422
760,314	*,e	CGG S.A.	553
2,450,000		CGN Mining Co Ltd	245
365,270	*	ChampionX Corp	7,382
500,980		Cheniere Energy, Inc	50,809
185,340		Chesapeake Energy Corp	11,958
3,891,550		Chevron Corp	456,673
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
300,803		China Aviation Oil Singapore Corp Ltd	$210
3,201,000	e	China Coal Energy Co	1,851
2,711,122		China Oilfield Services Ltd	2,378
548,576		China Shenhua Energy Co Ltd	1,940
5,383,955		China Shenhua Energy Co Ltd (Hong Kong)	12,600
2,210,000		China Suntien Green Energy Cor	1,724
127,397	*,e	Clean Energy Fuels Corp	781
188,806	*	CNX Resources Corp	2,596
1,962,962		Coal India Ltd	3,848
118	*,†,b	Cobalt International Energy, Inc	0	^
84,946	*	Comstock Resources Inc	687
3,762,546		ConocoPhillips	271,581
30,477	*	CONSOL Energy, Inc	692
15,503	e	Continental Resources, Inc	694
1,222,304		Cosan SA Industria e Comercio	4,802
407,793		COSCO SHIPPING Energy Transportation Co Ltd	379
206,458		Cosmo Energy Holdings Co Ltd	4,034
2,632	*,e	Crescent Energy, Inc	33
1,052,068		Crescent Point Energy Corp	5,614
30,561		CropEnergies AG.	426
26,870		CVR Energy, Inc	452
5,673,074		Dana Gas PJSC	1,631
10,920	*	Delek Group Ltd	895
59,704	*	Delek US Holdings, Inc	895
57,355	*	Denbury, Inc	4,393
921,048	*,e	Denison Mines Corp	1,267
1,963,978		Devon Energy Corp	86,513
123,988		DHT Holdings, Inc	644
4,743,212		Dialog Group BHD	2,982
1,367,426		Diamondback Energy, Inc	147,477
2,455,738		Diversified Gas & Oil plc	3,473
1,746	*	DMC Global, Inc	69
480,629		DNO International ASA	568
23,348		Dorian LPG Ltd	296
23,784	*	Drilling Co of 1972	928
31,091	*	Dril-Quip, Inc	612
21,539		DT Midstream, Inc	1,033
19,145	*	Earthstone Energy, Inc	209
7,010,783		Ecopetrol S.A.	4,631
457,244		Empresas COPEC S.A.	3,535
121,653		Enauta Participacoes S.A.	290
2,641,763		Enbridge, Inc (Toronto)	103,189
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,560,568		ENEOS Holdings, Inc	$13,302
107,908		Enerflex Ltd	653
140,389	*	Energean plc	1,625
1,168,600	*,†	Energy Earth PCL	0	^
178,901	*,e	Energy Fuels, Inc	1,366
157,910	*,e	Energy Fuels, Inc	1,205
1		Energy Transfer LP	0	^
717,270		Enerplus Corp	7,564
3,189,006		ENI S.p.A.	44,320
1,761,463		EOG Resources, Inc	156,471
68,994	*	EQT Corp	1,505
3,934,481		Equinor ASA	104,182
25,335	*	Equital Ltd	971
365,640		Equitrans Midstream Corp	3,781
1,163,600	*	Esso Thailand PCL (Foreign)	256
228,273		Euronav NV	2,023
295,547		Exxaro Resources Ltd	2,835
3,452,773		Exxon Mobil Corp	211,275
81,195	e	Falcon Minerals Corp	395
35,055		FLEX LNG Ltd	782
1,381,269		Formosa Petrochemical Corp	4,776
34,121	*,e	Frank’s International NV	490
202,042	e	Freehold Royalty Trust	1,861
107,272	*,e	Frontline Ltd	758
115,645	*,e	Frontline Ltd (Sigmax MTF)	823
9,096	*	FTS International, Inc	239
137,861		Galp Energia SGPS S.A.	1,338
2,717,209		Gazprom (ADR)	24,971
4,253,464		Gazprom OAO (ADR)	39,277
26,923		Gaztransport Et Technigaz S.A.	2,512
174,009	*,e	Gevo, Inc	745
176,311	e	Gibson Energy, Inc	3,125
305,295	*	Golar LNG Ltd	3,783
110,294		Great Eastern Shipping Co Ltd	441
41,217	*	Green Plains Inc	1,433
102,340	*	Grupa Lotos S.A.	1,547
55,534	*	GS Holdings Corp	1,824
745,186	*	Guanghui Energy Co Ltd	766
995,227	*	Gulf International Services QSC	468
61,790	*	Hafnia Ltd	122
1,009,139		Halliburton Co	23,079
507,236	*	Harbour Energy plc	2,448
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
231,234	*	Headwater Exploration, Inc	$941
123,856	*	Helix Energy Solutions Group, Inc	386
69,195		Hellenic Petroleum S.A.	490
91,100		Helmerich & Payne, Inc	2,159
768,539		Hess Corp	56,895
14,540		HighPeak Energy, Inc	213
809,086		Hindustan Petroleum Corp Ltd	3,174
34,796		HollyFrontier Corp	1,141
399,696		Hunting plc	915
158,949		Idemitsu Kosan Co Ltd	4,056
299,061		Imperial Oil Ltd	10,786
2,429,749		Indian Oil Corp Ltd	3,635
696,500		Indo Tambangraya Megah Tbk PT	997
1,148,600		Inner Mongolia Yitai Coal Co	1,004
1,187,034		Inpex Holdings, Inc	10,322
37,327		International Seaways, Inc	548
13,278,386		IRPC PCL (Foreign)	1,524
81,050		Itochu Enex Co Ltd	702
57,022		Iwatani International Corp	2,873
82,677		Japan Petroleum Exploration Co	1,800
839,000	*	John Wood Group plc	2,180
701,436	*	Karoon Gas Australia Ltd	860
192,971	*,e	Kelt Exploration Ltd	735
271,705	e	Keyera Corp	6,128
1,174,538		Kinder Morgan, Inc	18,628
100,009		Koninklijke Vopak NV	3,507
40,344	*	Kosmos Energy Ltd	140
8,582	*	Laredo Petroleum, Inc	516
55,528	*	Liberty Oilfield Services, Inc	539
489,914		LUKOIL PJSC (ADR)	43,994
247,126		Lundin Petroleum AB	8,843
14,830		Magnolia Oil & Gas Corp	280
1,457,037		Marathon Oil Corp	23,925
1,051,234		Marathon Petroleum Corp	67,268
98,770		Matador Resources Co	3,647
332,178	*	MEG Energy Corp	3,072
42,600		Mitsuuroko Co Ltd	450
17,630		Modec, Inc	211
557,273		MOL Hungarian Oil & Gas plc	4,325
67,523		Motor Oil Hellas Corinth Refineries S.A.	1,058
127,721		Murphy Oil Corp	3,335
13,319	*	Nabors Industries Ltd	1,080
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
41,629	*	Naphtha Israel Petroleum Corp Ltd	$299
27,082	*	National Energy Services Reunited Corp	256
301,722		Neste Oil Oyj	14,849
23,136	e	New Fortress Energy, Inc	559
696,084	e	New Hope Corp Ltd	1,130
75,384	*	Newpark Resources, Inc	222
486,963	*	NexGen Energy Ltd	2,133
837,180	*	NexTier Oilfield Solutions, Inc	2,972
128,316	e	Nordic American Tankers Ltd	217
721,793		Northern Oil and Gas, Inc	14,855
504,530		NOV, Inc	6,836
107,009		Novatek PJSC (GDR)	25,062
217,798	*	NuVista Energy Ltd	1,198
30,955		Oasis Petroleum, Inc	3,900
788,115		Occidental Petroleum Corp	22,847
265,565	*	Oceaneering International, Inc	3,004
805,927		Offshore Oil Engineering Co Ltd	583
292,814		Oil India Ltd	782
5,256,769	*	Oil Refineries Ltd	1,505
52,946	*	Oil States International, Inc	263
41,696		OMV AG.	2,358
479,771		ONEOK, Inc	28,191
477,452		Ovintiv, Inc	16,090
2,852,982	*	Paladin Resources Ltd	1,837
660,075	*	Pantheon Resources plc	691
10,409	*	Par Pacific Holdings, Inc	172
89,252	e	Paramount Resources Ltd (Class A)	1,735
152,579		Parex Resources, Inc	2,607
309,612		Parkland Corp	8,510
94,980		Pason Systems, Inc	867
461,464		Patterson-UTI Energy, Inc	3,899
11,626	*	Paz Oil Co Ltd	1,446
338,128	*	PBF Energy, Inc	4,386
347,933		PDC Energy, Inc	16,972
209,681	*	Peabody Energy Corp	2,112
677,150	e	Pembina Pipeline Income Fund	20,540
18,463	*	Penn Virginia Corp	497
675,405	*	Petro Rio S.A.	2,501
539,867	*,e	Petrofac Ltd	843
4,397,195		Petroleo Brasileiro S.A.	24,216
5,604,927		Petroleo Brasileiro S.A. (Preference)	28,474
384,180		Petronas Dagangan BHD	1,898
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
959,100		Petronet LNG Ltd	$2,785
199,712	e	Peyto Exploration & Development Corp	1,492
627,045		Phillips 66	45,436
932,461		Pioneer Natural Resources Co	169,596
361,738		Polski Koncern Naftowy Orlen S.A.	6,668
2,269,590		Polskie Gornictwo Naftowe i Gazownictwo S.A.	3,549
100,100	*,†	Poseidon Concepts Corp	1
411,402	e	PrairieSky Royalty Ltd	4,433
1,032,800		Prima Marine PCL	187
450,284	*	ProPetro Holding Corp	3,647
1,947,772		PT AKR Corporindo Tbk	561
1,940,600	*	PT Indika Energy Tbk	210
8,573,992	*	PT Medco Energi Internasional Tbk	280
4,982,428		PT Tambang Batubara Bukit Asam Tbk	948
10,719,006		PT United Tractors Tbk	16,642
1,859,448		PTT Exploration & Production PCL (Foreign)	6,555
8,922,100		PTT PCL	10,125
12,049,609		PTT PCL (Foreign)	13,674
614,354		Qatar Fuel QSC	3,084
3,031,051		Qatar Gas Transport Co Ltd	2,743
290,575	*	Rabigh Refining & Petrochemical Co	1,596
208,459	*	Range Resources Corp	3,717
6,847,748		Reliance Industries Ltd	217,530
39,823	*	Renewable Energy Group, Inc	1,690
731,255		Repsol YPF S.A.	8,660
4,723	*	Rex American Resources Corp	453
3,020	e	Riley Exploration Permian, Inc	58
1,495,575	*	Rosneft Oil Co PJSC (GDR)	12,027
7,825,754		Royal Dutch Shell plc (A Shares)	171,497
6,528,567		Royal Dutch Shell plc (B Shares)	143,345
288,661	*,e	RPC, Inc	1,311
726,238	*,e	Saipem S.p.A	1,523
60,452		San-Ai Oil Co Ltd	702
3,071,254		Santos Ltd	14,148
642,251	*,e	Saras S.p.A.	402
8,014		Saudi Arabia Refineries Co	293
4,821,224	g	Saudi Arabian Oil Co	45,952
183,726		SBM Offshore NV	2,739
1,583,256		Schlumberger Ltd	47,419
16,157	*	Schoeller-Bleckmann Oilfield Equipment AG.	565
44,070		Scorpio Tankers, Inc	565
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
463,536		Secure Energy Services, Inc	$1,928
51,131	*	Select Energy Services, Inc	319
909,000		Semirara Mining & Power Corp	381
1,843,251	†	Serba Dinamik Holdings BHD	116
196,923		Serica Energy plc	642
50	*,†	Serval Integrated Energy Services	0
454,011		SFL Corp Ltd	3,700
776,338		Shaanxi Coal Industry Co Ltd	1,489
328,286		Shanxi Lu’an Environmental Energy Development Co Ltd	584
368,800		Shanxi Xishan Coal & Electricity Power Co Ltd	479
877,072		Siamgas & Petrochemicals PCL	322
1,136,000		Sinopec Kantons Holdings Ltd	446
11,395	*	SK Discovery Co Ltd	445
2,916	*	SK Gas Co Ltd	312
60,131	*	SK Innovation Co Ltd	12,040
481,524		SM Energy Co	14,195
56,004		S-Oil Corp	4,025
49,864		Solaris Oilfield Infrastructure, Inc	327
92,066	*	Southwestern Energy Co	429
1,871,120	*	Star Petroleum Refining PCL	549
666,477		Subsea 7 S.A.	4,768
2,058,560		Suncor Energy, Inc	51,507
1,743,246		Surgutneftegaz (ADR) (London)	9,204
28,251	*	Talos Energy, Inc	277
488,615	*,e	Tamarack Valley Energy Ltd	1,487
342,990		Targa Resources Investments, Inc	17,918
290,481		Tatneft PJSC (ADR)	11,940
1,220,227	e	TC Energy Corp	56,750
129,900	*,e	Technip Energies NV	1,900
154,558	*	TechnipFMC plc	915
35,469	*,e	Tecnicas Reunidas S.A.	280
58,807	*	Teekay Corp	185
23,747	*,e	Teekay Tankers Ltd	259
1,029,120	*,e	Tellurian, Inc	3,170
1,119,697		Tenaris S.A.	11,686
415,275	*	Tetra Technologies, Inc	1,179
5,777		Texas Pacific Land Corp	7,215
144,133		TGS Nopec Geophysical Co ASA	1,379
1,487,160		Thai Oil PCL (Foreign)	2,201
141,851	*,e	Thungela Resources Ltd	753
35,929	*	Tidewater, Inc	385
246,550	e	Topaz Energy Corp	3,479
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
18,015	*,e	TORM plc	$142
3,299,739		Total S.A.	167,957
452,961		Tourmaline Oil Corp	14,624
269,448	*	Trican Well Service Ltd	590
1,447,610	*	Tullow Oil plc	914
161,231	*	Turkiye Petrol Rafinerileri AS	1,883
859,261		Ultrapar Participacoes S.A.	2,278
26,737	*,e	Uranium Energy Corp	90
28,198	*,e	Ur-Energy, Inc	34
65,556	*	US Silica Holdings, Inc	616
1,825,994		Valero Energy Corp	137,150
167,479	*	Vallourec S.A.	1,675
26,698		Verbio AG.	1,817
194,930	*,e	Vermilion Energy, Inc	2,450
1,104,093	g	Viva Energy Group Ltd	1,890
92,643	*	W&T Offshore, Inc	299
239,563		Washington H Soul Pattinson & Co Ltd	5,163
106,983	*	Weatherford International Ltd	2,966
753,341	e	Whitecap Resources, Inc	4,461
1,124,539	*	Whitehaven Coal Ltd	2,141
34,194	*	Whiting Petroleum Corp	2,212
1,382,597		Williams Cos, Inc	36,003
1,068,111		Woodside Petroleum Ltd	17,028
54,518		World Fuel Services Corp	1,443
381,385		Worley Ltd	2,955
97,333		Yantai Jereh Oilfield Services Group Co Ltd	613
1,929,540	e	Yanzhou Coal Mining Co Ltd	3,835
217,469		Yanzhou Coal Mining Co Ltd (Class A)	805
676,800		Yinson Holdings BHD	975
66	*	YPF S.A. (ADR) (Class D)	0	^
619,487		Z Energy Ltd	1,506
		TOTAL ENERGY	4,433,744

FOOD & STAPLES RETAILING - 1.5%
29,713	*,e	111, Inc (ADR)	104
50,236		Abdullah Al Othaim Markets Co	1,448
611,763	e	Aeon Co Ltd	14,417
20,800		Aeon Hokkaido Corp	229
31,683		Ain Pharmaciez Inc	1,579
112,278		Al Meera Consumer Goods Co	604
784,032	e	Albertsons Cos, Inc	23,670
1,406,643		Alimentation Couche-Tard, Inc	58,937
108,052		Andersons, Inc	4,183
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
55,279		Arcs Co Ltd	$1,027
606,795		Atacadao Distribuicao Comercio e Industria Ltd	1,657
190,923	*,g	Avenue Supermarts Ltd	11,976
127,126		Axfood AB	3,660
19,555		Axial Retailing, Inc	574
13,700		Belc Co Ltd	671
1,390,812		Berli Jucker PCL	1,290
27,179	*	BGF retail Co Ltd	3,321
391,597		Bid Corp Ltd	8,023
504,399		BIM Birlesik Magazalar AS	2,337
315,027	*	BJ’s Wholesale Club Holdings, Inc	21,097
747,734	e	Carrefour S.A.	13,709
34,692		Casey’s General Stores, Inc	6,846
46,431	*,e	Casino Guichard Perrachon S.A.	1,225
15,151		Cawachi Ltd	290
1,679,918		Cencosud S.A.	2,810
26,485	*	Chefs’ Warehouse Holdings, Inc	882
182,603		Cia Brasileira de Distribuicao	727
271,034		Clicks Group Ltd	5,367
1,439,553		Coles Group Ltd	18,783
15,069		Colruyt S.A.	639
1,788,863		Cosco Capital, Inc	182
21,600	e	Cosmos Pharmaceutical Corp	3,175
947,479		Costco Wholesale Corp	537,884
6,904,516		CP ALL plc	12,242
32,700		Create SD Holdings Co Ltd	906
5,318		Daikokutenbussaan Co Ltd	238
1,206,000	e	Dairy Farm International Holdings Ltd	3,449
57,396		DaShenLin Pharmaceutical Group Co Ltd	379
145,472	*,g	Dino Polska S.A.	13,261
378,356	g	Dis-Chem Pharmacies Ltd	841
19,314,023	*	Distribuidora Internacional de Alimentacion S.A.	350
32,585	*	Dongsuh Co, Inc	850
42,667		E-Mart Co Ltd	5,409
304,972		Empire Co Ltd	9,292
1,474,872		Endeavour Group Ltd	7,238
90,454		Eurocash S.A.	244
17,600		Fuji Co Ltd	299
23,800		G-7 Holdings, Inc	349
8,600		Genky DrugStores Co Ltd	459
104,168		George Weston Ltd	12,077
266,546		GrainCorp Ltd-A	1,605
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
81,667	*	Grocery Outlet Holding Corp	$2,310
682,787	e	Grupo Comercial Chedraui S.a. DE C.V.	1,415
583,000	*	Grupo Mateus S.A.	629
43,898	*	GS Retail Co Ltd	1,121
13,800		Halows Co Ltd	339
32,958		Heiwado Co Ltd	553
514,842	*	HelloFresh SE	39,456
30,595	*,e	HF Foods Group Inc	259
47,234	*	Hyundai Greenfood Co Ltd	340
24,300		Inageya Co Ltd	293
12,313		Ingles Markets, Inc (Class A)	1,063
5,570		Itochu-Shokuhin Co Ltd	242
491,730		J Sainsbury plc	1,838
623,771		Jeronimo Martins SGPS S.A.	14,274
12,000		JM Holdings Co Ltd	172
29,523		Kato Sangyo Co Ltd	861
505,934		Kesko Oyj (B Shares)	16,863
36,600		Kobe Bussan Co Ltd	1,417
1,001,471		Koninklijke Ahold Delhaize NV	34,367
762,897		Kroger Co	34,529
19,234		Kusuri no Aoki Holdings Co Ltd	1,219
537,881	e	La Comer SAB de C.V.	967
20,455		Laobaixing Pharmacy Chain JSC	159
14,231		Lawson, Inc	675
187,418	*	Lenta PLC (GDR)	469
17,996		Life Corp	533
233,867		Loblaw Cos Ltd	19,161
5,792		M Yochananof & Sons Ltd	439
66,419		Magnit PJSC (GDR)	996
355,766		Magnit PJSC (GDR)	5,336
66,291	*	Majestic Wine plc	584
42,620		MARR S.p.A.	915
274,058	*	Massmart Holdings Ltd	1,044
130,056		Matsumotokiyoshi Holdings Co Ltd	4,809
11,600		Maxvalu Tokai Co Ltd	278
7,980	*,e	MedAvail Holdings, Inc	11
1,172,159		Metcash Ltd	3,834
409,680		Metro Wholesale & Food Specialist AG.	4,298
302,628		Metro, Inc	16,106
99,064	*	Migros Ticaret AS	283
10,157		Natural Grocers by Vitamin C	145
20,708		Neighbourly Pharmacy, Inc	654
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,300		Nihon Chouzai Co Ltd	$87
58,349	e	North West Co, Inc	1,579
534,614	*	Ocado Ltd	12,163
1,104,044		Olam International Ltd	1,435
434,184	*	Performance Food Group Co	19,925
404,666		Pick’n Pay Stores Ltd	1,332
667,717		President Chain Store Corp	6,593
18,862		Pricesmart, Inc	1,380
1,106,100		Puregold Price Club, Inc	852
23,600		Qol Holdings Co Ltd	287
1,238,335		Raia Drogasil S.A.	5,391
11,364		Rami Levi Chain Stores Hashikma Marketing Ltd	853
23,712		Retail Partners Co Ltd	283
175,916	*,e	Rite Aid Corp	2,584
944,630		Robinsons Retail Holdings, Inc	1,212
19,741		Ryoshoku Ltd	475
22,500		San-A Co Ltd	817
12,442,930		Sendas Distribuidora S.A.	29,024
724,463		Seven & I Holdings Co Ltd	31,868
806,110	e	Sheng Siong Group Ltd	873
11,511		Shoei Foods Corp	384
16,512	*,g	Shop Apotheke Europe NV	2,125
579,232		Shoprite Holdings Ltd	7,593
322,159		Shufersal Ltd	2,681
28,352	*	Sligro Food Group NV	688
2,895,544		SMU S.A.	291
468,250		Sok Marketler Ticaret AS.	450
1,110,082		Sonae SPGS S.A.	1,268
227,532		Spar Group Ltd	2,386
93,212		SpartanNash Co	2,401
61,496	*	Sprouts Farmers Market, Inc	1,825
42,296		Sugi Pharmacy Co Ltd	2,563
2,429,500	e	Sun Art Retail Group Ltd	975
87,200		Sundrug Co Ltd	2,280
499,616		SYSCO Corp	39,245
24,145,122		Tesco plc	95,061
29,367		Tsuruha Holdings, Inc	2,820
147,996	*	United Natural Foods, Inc	7,264
57,250		United Super Markets Holdings, Inc	527
338,095	*	US Foods Holding Corp	11,776
44,394		Valor Co Ltd	829
7,876		Village Super Market (Class A)	184
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
541,104		Walgreens Boots Alliance, Inc	$28,224
17,479,136	e	Wal-Mart de Mexico SAB de C.V.	64,955
3,758,539		Walmart, Inc	543,823
14,246		Weis Markets, Inc	939
97,160		Welcia Holdings Co Ltd	3,035
1,410,873		Woolworths Ltd	39,002
144,281	*	X5 Retail Group NV (GDR)	3,819
21,900		Yaoko Co Ltd	1,331
49,659		Yifeng Pharmacy Chain Co Ltd	429
53,200		Yokohama Reito Co Ltd	386
739,853		Yonghui Superstores Co Ltd	470
10,899	*,e	Zur Rose Group AG.	2,809
		TOTAL FOOD & STAPLES RETAILING	2,031,918

FOOD, BEVERAGE & TOBACCO - 3.2%
13,558	*,e	22nd Century Group, Inc	42
1,388,019	*,e	a2 Milk Co Ltd	5,620
218,438		AAK AB	4,710
120,667		AG. Barr plc	849
13,236		Agrana Beteiligungs AG.	259
348,199		Agthia Group PJSC	488
502,863		Ajinomoto Co, Inc	15,308
16,214		Al Jouf Agricultural Development Co	253
284,916		Almarai Co JSC	3,704
1,205,513		Altria Group, Inc	57,129
5,533,809		AMBEV S.A.	15,485
11,178,197		Anadolu Efes Biracilik Ve Malt Sanayii AS	25,028
58,211		Angel Yeast Co Ltd	551
1,069,254		Anheuser-Busch InBev S.A.	64,465
132,558		Anhui Gujing Distillery Co Ltd	1,886
28,114		Anhui Gujing Distillery Co Ltd (Class A)	1,076
48,517		Anhui Kouzi Distillery Co Ltd	540
49,600		Anhui Yingjia Distillery Co Ltd	542
42,635		Anora Group Oyj	527
5,881	*,e	AppHarvest, Inc	23
516,370		Archer-Daniels-Midland Co	34,901
22,572		Ariake Japan Co Ltd	1,225
2,771,350	*	Aryzta AG.	3,455
235,886		Asahi Breweries Ltd	9,183
66,560	*	Aseer Trading Tourism & Manufacturing Co	338
606,727		Associated British Foods plc	16,609
41,437		Astral Foods Ltd	449
96,855	*,e	Atlantic Sapphire ASA	461
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
112,143		Austevoll Seafood ASA	$1,350
342,827	*	Australian Agricultural Co Ltd	369
58,605		Avanti Feeds Ltd	444
345,974		AVI Ltd	1,604
55,975		B&G Foods, Inc (Class A)	1,720
61,285		Bakkafrost P	4,051
165,384	g	Bakkavor Group plc	283
1,029,510		Baladna	408
136,565		Balrampur Chini Mills Ltd	672
3,432		Barry Callebaut AG.	8,332
519,629		Becle SAB de C.V.	1,303
563,328		Bega Cheese Ltd	2,326
354,101		Beijing Dabeinong Technology Group Co Ltd	583
77,000		Beijing Shunxin Agriculture Co Ltd	461
73,400		Beijing Yanjing Brewery Co Ltd	98
2,855		Bell AG.	913
52,147	*,e	Beyond Meat, Inc	3,398
5,680	*	Binggrae Co Ltd	254
18,701		Bombay Burmah Trading Co	278
12,699		Bonduelle S.C.A.	301
13,523	*	Boston Beer Co, Inc (Class A)	6,830
768,747	*	BRF S.A.	3,116
126,962		Britannia Industries Ltd	6,145
151,800		British American Tobacco Malaysia BHD	509
2,170,502		British American Tobacco plc	80,594
628,355		Britvic plc	7,825
11,199		Brown-Forman Corp (Class A)	759
47,619		Brown-Forman Corp (Class B)	3,470
1,876,129	g	Budweiser Brewing Co APAC Ltd	4,932
1,115,035		Bunge Ltd	104,100
463,962	*	C&C Group plc	1,458
16,378		Calavo Growers, Inc	694
105,800		Calbee, Inc	2,457
35,420		Cal-Maine Foods, Inc	1,310
117,167		Camil Alimentos S.A.	239
46,988		Campbell Soup Co	2,042
310,700		Carabao Group PCL	1,111
174,389		Carlsberg AS (Class B)	30,108
165,500		Carlsberg Brewery-Malay BHD	798
78,377		CCL Products India Ltd	452
86,970	*	Celsius Holdings, Inc	6,485
1,364,300		Century Pacific Food, Inc	783
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
40,766		Chacha Food Co Ltd	$392
175,279		Charoen Pokphand Enterprise	511
4,346,031		Charoen Pokphand Foods PCL	3,321
4,089,021	g	China Feihe Ltd	5,486
4,375,889	*,†,e	China Huishan Dairy Holdings Co Ltd	6
370,000	*,†	China Huiyuan Juice Group Ltd	0	^
3,732,227		China Mengniu Dairy Co Ltd	21,158
3,114,000	e	China Modern Dairy Holdings	524
1,733,392		China Resources Beer Holdings Company Ltd	14,195
787,000	*,g	China Youran Dairy Group Ltd	420
32,927	*	Chongqing Brewery Co Ltd	782
46,404		Chongqing Fuling Zhacai Group Co Ltd	276
181,795		Cia Cervecerias Unidas S.A.	1,489
9,502	*	CJ CheilJedang Corp	3,095
656,151		Cloetta AB	1,900
4,896,505		Coca-Cola Co	289,922
3,890		Coca-Cola Consolidated Inc	2,409
253,927	*	Coca-Cola European Partners plc (Class A)	14,202
618,793	e	Coca-Cola Femsa SAB de C.V.	3,376
310,098		Coca-Cola HBC AG.	10,737
80,240		Coca-Cola Icecek AS	538
202,300		Coca-Cola West Japan Co Ltd	2,324
1,532,825		Cofco International Ltd	601
2,540,000	e	COFCO Meat Holdings Ltd	969
456,187		ConAgra Brands, Inc	15,579
257,683		Constellation Brands, Inc (Class A)	64,671
14,604		Corby Spirit and Wine Ltd	194
550,759		Costa Group Holdings Ltd	1,216
64,034		Cranswick plc	3,209
20,197	*	Daesang Corp	395
2,449,320	g	Dali Foods Group Co Ltd	1,282
562,348		Danone	34,955
155,493	*	Darling International, Inc	10,774
3,519,589		Davide Campari-Milano NV	51,359
4,400,392		Diageo plc	240,596
360,016	*	Distell Group Holdings Ltd	3,814
1,257	*	Dongwon F&B Co Ltd	205
1,005	*	Dongwon Industries Co Ltd	192
8,310	*	Duckhorn Portfolio, Inc	194
10,500		Dydo Drinco, Inc	433
1,350,655		Eastern Tobacco	922
85,085	e	Ebro Puleva S.A.	1,635
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
411,559		Embotelladora Andina S.A.	$894
519,226		Embotelladoras Arca SAB de C.V.	3,310
2,605		Emmi AG.	3,070
60,715		Ezaki Glico Co Ltd	1,932
1,043,086		Fevertree Drinks plc	38,191
3,042,000		First Pacific Co	1,120
623,900		First Resources Ltd	700
47,229		Flowers Foods, Inc	1,297
2,287,283		Fomento Economico Mexicano S.A. de C.V.	17,797
1,030,447		Fomento Economico Mexicano SAB de C.V. (ADR)	80,076
32,274		ForFarmers NV	148
240,060		Foshan Haitian Flavouring & Food Co Ltd	3,956
148,793		Fraser & Neave Holdings BHD	884
29,377		Fresh Del Monte Produce, Inc	811
72,724	*	Freshpet, Inc	6,928
16,245		Fu Jian Anjoy Foods Co Ltd	435
64,227		Fuji Oil Co Ltd	1,297
120,200		Fujian Sunner Development Co Ltd	455
23,832		Fujicco Co Ltd	390
11,782	e	Fujiya Co Ltd	232
182,267		Futuris Corp Ltd	1,628
184,783		General Mills, Inc	12,451
291,400		Genting Plantations BHD	469
402,000		GFPT PCL (Foreign)	154
474,620		Glanbia plc	6,631
12,957		Godfrey Phillips India Ltd	196
14,005,625		Golden Agri-Resources Ltd	2,548
625,900		Great Wall Enterprise Co	1,207
629,062	*	Greencore Group plc	1,103
57,937	*,e	Grieg Seafood ASA	546
251,581		Gruma SAB de C.V.	3,226
1,796,441		Grupo Bimbo S.A. de C.V. (Series A)	5,525
186,756	e	Grupo Herdez SAB de C.V.	369
372,000		Guan Chong Bhd	250
118,745		Guangdong Haid Group Co Ltd	1,366
163,500		Guinness Anchor BHD	818
81,150	*	Hain Celestial Group, Inc	3,458
13,446		Halwani Brothers Co	325
34,479	*	Harim Holdings Co Ltd	274
259,814		Health & Happiness H&H International Holdings Ltd	402
147,747		Heilongjiang Agriculture Co Ltd	338
125,640		Heineken Holding NV	11,585
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
751,982	e	Heineken NV	$84,628
219,948		Henan Shuanghui Investment & Development Co Ltd	1,089
370,075		Hershey Co	71,598
33,216	*	Hite Jinro Co Ltd	841
18,900		Hokuto Corp	314
68,922		Hormel Foods Corp	3,364
408,641	*	Hostess Brands, Inc	8,344
103,054	*	Hotel Chocolat Group Ltd	704
73,562		House Foods Corp	1,858
392,000		Ichitan Group PCL	117
1,164,274		Imperial Tobacco Group plc	25,515
2,655,609		Indofood CBP Sukses Makmur Tbk	1,622
398,321		Inghams Group Ltd	1,017
16,985		Ingredion, Inc	1,641
432,553		Inner Mongolia Yili Industrial Group Co Ltd	2,815
9,135,000	*,†	Inti Agri Resources Tbk PT	0	^
2,742,906		IOI Corp BHD	2,454
3,511,560		ITC Ltd	10,274
38,729		Ito En Ltd	2,035
174,500		Itoham Yonekyu Holdings, Inc	998
1,252		J&J Snack Foods Corp	198
25,690		J.M. Smucker Co	3,489
546,130		Japan Tobacco, Inc	11,027
4,245,512		Japfa Comfeed Indonesia Tbk PT	512
471,742	e	Japfa Ltd	212
1,011,382		JBS S.A.	6,901
75,307	e	JDE Peet’s BV	2,331
78,926		Jiangsu King’s Luck Brewery JSC Ltd	674
101,081		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	2,616
275,706		Jiangxi Zhengbang Technology Co Ltd	418
19,662		JiuGui Liquor Co Ltd	656
27,968		John B. Sanfilippo & Son, Inc	2,522
22,346		J-Oil Mills, Inc	325
51,964		Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd	309
45,501		Juewei Food Co Ltd	488
433,915	*	Juhayna Food Industries	212
91,746	e	Kagome Co Ltd	2,390
16,200		Kameda Seika Co Ltd	603
46,242		Kaveri Seed Co Ltd	354
164,660		Kellogg Co	10,607
256,025		Kerry Group plc (Class A)	33,031
2,018,676		Keurig Dr Pepper, Inc	74,408
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
127,597		Kewpie Corp	$2,752
2,177,400	*	Khon Kaen Sugar Industry PCL	236
149,175	e	Kikkoman Corp	12,562
627,953		Kirin Brewery Co Ltd	10,114
22,880		Kotobuki Spirits Co Ltd	1,095
169,498		Kraft Heinz Co	6,085
137,680		KT&G Corp	9,147
498,235		Kuala Lumpur Kepong BHD	2,605
88,685		Kweichow Moutai Co Ltd	28,500
15,525		KWS Saat AG.	1,290
13,357		La Doria S.p.A	250
3,009	*,e	Laird Superfood, Inc	39
267,959		Lamb Weston Holdings, Inc	16,983
3,513		Lancaster Colony Corp	582
27,316	*	Landec Corp	303
3,827	e	Lassonde Industries, Inc	476
363,969		Leroy Seafood Group ASA	2,844
1,362,205		Lien Hwa Industrial Corp	3,046
10,857		Limoneira Co	163
1,092		Lindt & Spruengli AG.	15,136
95		Lindt & Spruengli AG. (Registered)	12,740
6,205	*	Lotte Chilsung Beverage Co Ltd	697
1,340	*	Lotte Confectionery Co Ltd	136
777		Lotus Bakeries NV	4,945
102,223		Luzhou Laojiao Co Ltd	4,074
303,239		M Dias Branco S.A.	1,389
3,725		Maeil Dairies Co Ltd	215
97,003		Maple Leaf Foods, Inc	2,244
412,499		Marfrig Global Foods S.A.	1,634
48,400		Maruha Nichiro Corp	1,014
60,956		McCormick & Co, Inc	5,889
56,087		Megmilk Snow Brand Co Ltd	972
113,022		MEIJI Holdings Co Ltd	6,747
155,810		Mezzan Holding Co KSCC	304
163,204	e	MGP Ingredients, Inc	13,871
296,928		Minerva S.A.	566
30,128	*,e	Mission Produce, Inc	473
20,000		Mitsui Sugar Co Ltd	337
166,716		Molson Coors Brewing Co (Class B)	7,727
5,050,000	*,g	Monde Nissin Corp	1,604
5,039,335		Mondelez International, Inc	334,158
2,532,858	*	Monster Beverage Corp	243,256
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
45,779		Morinaga & Co Ltd	$1,497
107,013		Morinaga Milk Industry Co Ltd	5,084
471,384		Mowi ASA	11,156
365,337		Muyuan Foodstuff Co Ltd	3,063
157,000		Namchow Chemical Industrial Ltd	285
53,758	*	National Agriculture Development Co	435
2,100	e	National Beverage Corp	95
39,835		Nestle India Ltd	10,543
81,814		Nestle Malaysia BHD	2,635
4,138,665		Nestle S.A.	577,829
318,105	*	New Hope Liuhe Co Ltd	759
74,285	*	NewAge, Inc	77
287,792		Nichirei Corp	6,681
55,097		Nippon Flour Mills Co Ltd	794
154,000		Nippon Meat Packers, Inc	5,553
357,659		Nippon Suisan Kaisha Ltd	1,690
29,222		Nisshin Oillio Group Ltd	737
209,378		Nisshin Seifun Group, Inc	3,021
56,378		Nissin Food Products Co Ltd	4,115
361,568	e	Nissin Foods Co Ltd	277
3,235	*	Nong Shim Co Ltd	868
2,114,400	e,g	Nongfu Spring Co Ltd	13,966
14,854		Norway Royal Salmon ASA	275
91,372		Oceana Group Ltd	318
158,850		Origin Enterprises plc	597
20,416	*	Orion Corp	274
26,977	*	Orion Corp/Republic of Korea	2,348
8,314		Orior AG.	820
1,131,817		Orkla ASA	11,345
984,217		Osotspa PCL	1,009
1,565	*	Ottogi Corp	600
2,396,648		PepsiCo, Inc	416,322
388,225	e	Pernod-Ricard S.A.	93,398
575		Philip Morris CR	424
3,019,712		Philip Morris International, Inc	286,873
76,812	*	Pilgrim’s Pride Corp	2,166
15,075	*	Post Holdings, Inc	1,699
736,941		PPB Group BHD	3,025
707,612		Premier Foods plc	1,071
47,210	e	Premium Brands Holdings Corp	4,719
79,738		Prima Meat Packers Ltd	1,721
393,198		Primo Water Corp	6,932
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
184,674		Primo Water Corp (Toronto)	$3,259
499,200		PT Astra Agro Lestari Tbk	333
8,517,318		PT Charoen Pokphand Indonesia Tbk	3,550
578,784		PT Gudang Garam Tbk	1,243
5,156,809		PT Indofood Sukses Makmur Tbk	2,290
3,124,400		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	260
3,416,200		PT Sawit Sumbermas Sarana Tbk	231
11,351	*	Pulmuone Co Ltd	165
20,800		Qianhe Condiment and Food Co Ltd	79
949,100		QL Resources BHD	1,041
501,900		R&B Food Supply PCL	337
79,598		Radico Khaitan Ltd	1,317
44,624	e	Remy Cointreau S.A.	10,847
28,100		Riken Vitamin Co Ltd	417
729,413	*,e	RLX Technology, Inc (ADR)	2,845
112,125	e	Rogers Sugar, Inc	527
38,018	*	Ros Agro plc (ADR)	579
10,104		Ros Agro plc (GDR)	154
104,629		Royal Unibrew A.S.	11,769
20,194		S Foods, Inc	611
371,930		Saigon Beer Alcohol Beverage Corp	2,464
34,855		Sakata Seed Corp	996
127,560		Salmar ASA	8,798
1,761	*	Samlip General Foods Co Ltd	105
2,685	*	Samyang Corp	142
3,547	*	Samyang Foods Co Ltd	283
3,650	*	Samyang Holdings Corp	301
84,655		Sanderson Farms, Inc	16,176
193,907		Sao Martinho S.A.	1,196
76,386	e	Sapporo Holdings Ltd	1,453
307,974		Saputo, Inc	6,939
21,676	*	Saudi Fisheries Co	262
17,544		Saudia Dairy & Foodstuff Co	771
292,407		Savola Group	2,489
139,261	g	Scandinavian Tobacco Group A.S.	2,925
15,569		Schouw & Co	1,356
237		Seaboard Corp	933
154,227		Select Harvests Ltd	697
5,539	*	Seneca Foods Corp	266
46,031		Shanghai Bairun Investment Holding Group Co Ltd	431
83,422		Shanxi Xinghuacun Fen Wine Factory Co Ltd	4,131
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
19,587	e	Showa Sangyo Co Ltd	$453
548,000	*	Shree Renuka Sugars Ltd	220
35,701		Sichuan Swellfun Co Ltd	674
1,929,378		Sime Darby Plantation BHD	1,741
89,259	*	Simply Good Foods Co	3,710
102,939		SLC Agricola S.A.	832
1,837,171	e,g	Smoore International Holdings Ltd	9,381
13,767	*	Sovos Brands, Inc	207
444,000		Standard Foods Corp	849
102,484		Strauss Group Ltd	3,196
86,178		Suedzucker AG.	1,299
96,877	*,e	SunOpta, Inc	672
68,023		Suntory Beverage & Food Ltd	2,463
3,855,298		Swedish Match AB	30,606
89,081	*,e	Synlait Milk Ltd	211
192,000		Taisun Enterprise Co Ltd	189
563,000	*	Taiwan TEA Corp	413
175,703		Takara Holdings, Inc	1,869
283,291		Tassal Group Ltd	719
688,432		Tata Tea Ltd	6,868
601,706		Tate & Lyle plc	5,413
4,990	*,e	Tattooed Chef, Inc	78
3,284,803		Thai Union Group PCL	1,917
450,669		Thai Vegetable Oil PCL (Foreign)	419
847,400		Thaifoods Group PCL	123
201,458		Tiger Brands Ltd	2,288
2,363,301		Tingyi Cayman Islands Holding Corp	4,860
80,085		Toly Bread Co Ltd	357
301,639		Tongwei Co Ltd	2,127
13,560	e	Tootsie Roll Industries, Inc	491
141,316		Toyo Suisan Kaisha Ltd	5,992
782,324		Treasury Wine Estates Ltd	7,054
46,696	*	TreeHouse Foods, Inc	1,893
126,100	*	Tres Tentos Agroindustrial S.A.	219
74,475		Triveni Engineering & Industries Ltd	221
615,471		Tsingtao Brewery Co Ltd	5,759
49,393		Tsingtao Brewery Co Ltd (Class A)	768
43,000		Ttet Union Corp	247
22,319		Turning Point Brands, Inc	843
90,727		Tyson Foods, Inc (Class A)	7,908
160,876		Ulker Biskuvi Sanayi AS	212
1,581,616		Uni-President China Holdings Ltd	1,533
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,701,384		Uni-President Enterprises Corp	$14,116
353,618		United Malt Grp Ltd	1,125
100,800		United Plantations BHD	336
337,871	*	United Spirits Ltd	4,072
21,105		Universal Corp	1,159
1,003,840		Universal Robina	2,520
83,264	e	Utz Brands, Inc	1,328
170,946		Varun Beverages Ltd	2,040
295,774		Vector Group Ltd	3,395
92,661	*,e	Village Farms International, Inc	595
5,681		Vilmorin & Cie	347
489,075		Vina Concha y Toro S.A.	752
78,955		Viscofan S.A.	5,115
505	*	Vita Coco Co, Inc	6
163,140	*,e	Vital Farms, Inc	2,946
920,000	e	Vitasoy International Holdings Ltd	1,860
5,776,694		Want Want China Holdings Ltd	5,302
320,561		Wei Chuan Food Corp	258
465,370		Wens Foodstuffs Group Co Ltd	1,408
9,643,109	g	WH Group Ltd	6,053
33,803	*	Whole Earth Brands, Inc	363
2,646,942		Wilmar International Ltd	8,146
274,042		Wuliangye Yibin Co Ltd	9,573
133,225		Yakult Honsha Co Ltd	6,950
197,600	e	Yamazaki Baking Co Ltd	2,627
550,407	e	Yihai International Holding Ltd	2,545
97,800		Yihai Kerry Arawana Holdings Co Ltd	967
119,917	*	Yuan Longping High-tech Agriculture Co Ltd	438
19,100		Yukiguni Maitake Co Ltd	199
1,114	*,e	Zevia PBC	8
911,500	e,g	Zhou Hei Ya International Holdings Co Ltd	688
14,061		Zydus Wellness Ltd	356
		TOTAL FOOD, BEVERAGE & TOBACCO	4,511,183

HEALTH CARE EQUIPMENT & SERVICES - 4.6%
181,688	*,e	1Life Healthcare, Inc	3,192
3,602,870		Abbott Laboratories	507,068
13,890	*	Abiomed, Inc	4,989
332,560	*	Acadia Healthcare Co, Inc	20,186
154,169	*,e	Accelerate Diagnostics, Inc	805
19,749	*	Accolade, Inc	521
214,319	*	Accuray, Inc	1,022
100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,254	*,e	Acutus Medical, Inc	$21
61,571	*	AdaptHealth Corp	1,506
12,942	*	Addus HomeCare Corp	1,210
227,490		Advanced Medical Solutions Group plc	1,034
183,377	*	AGFA-Gevaert NV	791
51,331	*,e	Agiliti, Inc	1,189
163,368	*,e	agilon health, Inc	4,411
638,483		Aier Eye Hospital Group Co Ltd	4,240
300	*	AirSculpt Technologies, Inc	5
532,000	e,g	AK Medical Holdings Ltd	450
68,834		Al Hammadi Co for Development and Investment	738
1,371,043		Alcon, Inc	120,933
228,700		Alfresa Holdings Corp	3,048
2,883,829	*	Alibaba Health Information Technology Ltd	2,443
293,351	*	Align Technology, Inc	192,784
144,762	*	Alignment Healthcare, Inc	2,035
169,980	*	Allscripts Healthcare Solutions, Inc	3,136
171,285	*	Alphatec Holdings Inc	1,958
101,118	g	Ambea AB	677
182,822		Ambu A.S.	4,825
25,080	*	Amedisys, Inc	4,060
162,159	*	American Well Corp	979
112,124		AmerisourceBergen Corp	14,900
58,164	*	AMN Healthcare Services, Inc	7,115
333,310		Amplifon S.p.A.	17,935
20,306	e	Andlauer Healthcare Group, Inc	867
51,967	*	Angiodynamics, Inc	1,433
273,034		Ansell Ltd	6,244
699,527		Anthem, Inc	324,259
162,785		Apollo Hospitals Enterprise Ltd	10,957
3,775	*,e	Apollo Medical Holdings, Inc	277
8,196	*	Apria, Inc	267
2,360	*	Apyx Medical Corp	30
500,990		Arjo AB	6,130
35,144		As One Corp	2,355
757,940		Asahi Intecc Co Ltd	16,283
43,689	*	Ascom Holding AG.	562
393,647	*,e	Asensus Surgical, Inc	437
12,249	*,e	Aspira Women’s Health, Inc	22
137,958	*,g	Aster DM Healthcare Ltd	322
247,501	*	AtriCure, Inc	17,209
116		Atrion Corp	82
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
124,900	*,g	Attendo AB	$531
456,634		Australian Pharmaceutical Industries Ltd	575
15,368		Autobio Diagnostics Co Ltd	133
200,914	*	Avanos Medical, Inc	6,966
240,469	*	Aveanna Healthcare Holdings, Inc	1,779
5,805	*	AxoGen, Inc	54
171,620	*	Axonics Modulation Technologies, Inc	9,611
18,869	*,e	Bactiguard Holding AB	345
1,439,956		Bangkok Chain Hospital PCL	866
6,647,671		Bangkok Dusit Medical Services PCL (Foreign)	4,577
920,265		Baxter International, Inc	78,996
103,020		Becton Dickinson & Co	25,907
96,000	*,e	Beijing Chunlizhengda Medical Instruments Co Ltd	187
5,065	*,e	Biodesix, Inc	27
200,502	*	BioLife Solutions Inc	7,473
56,204		BioMerieux	7,992
27,476	*,e	Bioventus, Inc	398
27,045		BML, Inc	841
2,607,876	*	Boston Scientific Corp	110,783
167,238	*	Brookdale Senior Living, Inc	863
339,738		Bumrungrad Hospital PCL (Foreign)	1,430
175,944	*,e	Butterfly Network, Inc	1,177
224,477		Cardinal Health, Inc	11,558
3,590	*	Cardiovascular Systems, Inc	67
487,700	e	Carenet, Inc	4,539
38,504		Carl Zeiss Meditec AG.	8,077
9,812	*	Castle Biosciences, Inc	421
223,175	*	Castlight Health, Inc	344
18,182		Cellavision AB	653
61,583	e	Celltrion Healthcare Co Ltd	4,149
1,089,648	*	Centene Corp	89,787
228,581		Cerner Corp	21,228
101,178	*	Certara, Inc	2,875
65,112	*	Cerus Corp	443
46,102	*	Chabiotech Co Ltd	772
196,581	*	Change Healthcare, Inc	4,203
11,704		Chemed Corp	6,192
29,592		China National Medicines Corp Ltd	146
937,500		China Resources Phoenix Healthcare Holdings Co Ltd	558
5,144,074		Chularat Hospital PCL	564
1,236,565		Cigna Corp	283,952
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,479	*	ClearPoint Neuro, Inc	$39
1,032,034	*	Cleopatra Hospital	323
102,500		CM Hospitalar S.A.	347
596,000	e	C-Mer Eye Care Holdings Ltd	527
196,207		Cochlear Ltd	30,795
86,774		Coloplast AS	15,279
6,384		Coltene Holding AG.	788
459,298	*	Community Health Systems, Inc	6,113
32,326		CompuGroup Medical SE & Co KgaA	2,606
12,936	*	Computer Programs & Systems, Inc	379
16,841		Conmed Corp	2,387
1,959,531	g	ConvaTec Group plc	5,119
1,425	*	Convey Holding Parent, Inc	12
24,231		Cooper Cos, Inc	10,151
879	*	Corvel Corp	183
200,306	*	Covetrus, Inc	4,000
48,306		Craneware plc	1,586
143,491	*	Cross Country Healthcare, Inc	3,983
27,500	*	CryoLife, Inc	560
40,877	*,e	CryoPort, Inc	2,419
4,866	*,e	Cue Health, Inc	65
125,151	*	Cutera, Inc	5,171
907	*	CVRx, Inc	11
238,108		CVS Group plc	7,236
1,428,142		CVS Health Corp	147,327
122,331	*,e	CYBERDYNE, Inc	377
5,788	*	CytoSorbents Corp	24
35,352		Dallah Healthcare Co	705
13,854	*,e	DarioHealth Corp	180
52,441	*	DaVita, Inc	5,966
10,139	*	Definitive Healthcare Corp	277
29,492	*	Demant A.S.	1,510
503,718	*,e	dentalcorp Holdings Ltd	6,479
7,184	*	Dentium Co Ltd	421
68,838		Dentsply Sirona, Inc	3,840
459,667	*	DexCom, Inc	246,818
42,484		DiaSorin S.p.A.	8,082
11,648	*	DIO Corp	365
36,174	g	Dr Lal PathLabs Ltd	1,854
165,838		Dr Sulaiman Al Habib Medical Services Group Co	7,121
11,012		Draegerwerk AG.	690
4,081		Draegerwerk AG. & Co KGaA	250
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
18,029		Eckert & Ziegler Strahlen- und Medizintechnik AG.	$1,927
1,038,345	*	Edwards Lifesciences Corp	134,518
34,800		Eiken Chemical Co Ltd	584
50,445		El.En. S.p.A	892
40,138	e	Elan Corp	388
448,206	e	Elekta AB (B Shares)	5,667
56,500		EM Systems Co Ltd	371
69,569		EMIS Group plc	1,279
136,339		Encompass Health Corp	8,897
22,135		Ensign Group, Inc	1,858
695,234	*	Envista Holdings Corp	31,327
7,776	*	Eoflow Co Ltd	320
130,661	*	Establishment Labs Holdings, Inc	8,831
405,653	*	Evolent Health, Inc	11,224
96,991	e	Extendicare, Inc	560
82,844		Fagron NV	1,397
94,727	*,e	Figs, Inc	2,611
722,246		Fisher & Paykel Healthcare Corp	16,181
202,506		Fleury S.A.	652
3,784	*,e	Forian, Inc	34
495,852	*	Fortis Healthcare Ltd	1,975
263,216		Fresenius Medical Care AG.	17,064
116,964		Fresenius SE	4,701
16,117	*,e	Fulgent Genetics, Inc	1,621
60,721	g	Galenica AG.	4,560
996,675	g	Genertec Universal Medical Group Company Limited	720
128,785		Getinge AB (B Shares)	5,613
69,150		Ginko International Co Ltd	670
3,878	*	Glaukos Corp	172
87,145	*	Globus Medical, Inc	6,292
130,981		GN Store Nord	8,219
19,538		Guangzhou Kingmed Diagnostics Group Co Ltd	341
506,606	*	Guardant Health, Inc	50,671
6,455		Guerbet	274
88,177	g	GVS S.p.A	1,058
17,520	*	Haemonetics Corp	929
3,242	*	Hanger Inc	59
710,166	g	Hapvida Participacoes e Investimentos S.A.	1,318
7,612,482		Hartalega Holdings BHD	10,470
522,162		HCA Healthcare, Inc	134,154
603,744		Healius Ltd	2,313
104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,307	*	Health Catalyst, Inc	$210
251,082	*	HealthEquity, Inc	11,108
32,917	*	HealthStream, Inc	868
108,199	*	Henry Schein, Inc	8,389
870	*	Heska Corp	159
87,175	*	HLB Life Science CO Ltd	912
25,298	e	HLS Therapeutics, Inc	300
29,200		Hogy Medical Co Ltd	827
197,565	*	Hologic, Inc	15,126
90,600	*	Hospital Mater Dei S.A.	219
635,473	*	Hoya Corp	94,299
68,278		Huadong Medicine Co Ltd	431
280,059		Humana, Inc	129,908
409,600	e,g	Hygeia Healthcare Holdings Co Ltd	2,565
3,883	*	iCAD, Inc	28
5,745	*	ICU Medical, Inc	1,364
139,858	*	IDEXX Laboratories, Inc	92,091
1,867,989		IHH Healthcare BHD	3,291
23,312	*,e	Implantica AG.	168
69,807	*	Inari Medical, Inc	6,371
38,047	*	InfuSystem Holdings, Inc	648
89,179	*	Inmode Ltd	6,294
1,489	*	Innovage Holding Corp	7
1,835	*	Inogen, Inc	62
12,585	*	Inspire Medical Systems, Inc	2,895
58,283		Instituto Hermes Pardini S.A.	201
71,856	*	Insulet Corp	19,119
26,584		Intco Medical Technology Co Ltd	241
41,969	*	Integer Holding Corp	3,592
20,357	*	Integra LifeSciences Holdings Corp	1,364
198,692		Integral Diagnostics Ltd	715
87,785	*	Intersect ENT, Inc	2,397
555,176	*,n	Intuitive Surgical, Inc	199,475
33,349	*	Invacare Corp	91
24,363		Ion Beam Applications	423
9,214	*	iRadimed Corp	426
11,410	*	iRhythm Technologies, Inc	1,343
867,000		IVD Medical Holding Ltd	359
43,944		Jafron Biomedical Co Ltd	368
75,000		Japan Lifeline Co Ltd	716
16,200		Japan Medical Dynamic Marketing, Inc	264
44,488		Jeol Ltd	3,549
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
43,350		Jiangsu Yuyue Medical Equipment & Supply Co Ltd	$257
949,109	*,e,g	Jinxin Fertility Group Ltd	1,061
30,700	*	JMDC, Inc	2,286
18,624	*	Joint Corp	1,223
76,968		Jointown Pharmaceutical Group Co Ltd	178
348,000	e	Kangji Medical Holdings Ltd	355
1,290,996		Koninklijke Philips Electronics NV	47,782
90,034		Korian-Medica	2,852
1,311,700		Kossan Rubber Industries	605
2,223,028		KPJ Healthcare BHD	592
16,126	*,g	Krishna Institute of Medical Sciences Ltd	309
96,637	*	Laboratory Corp of America Holdings	30,364
408,623	*	Lantheus Holdings, Inc	11,805
5,499		Le Noble Age	315
2,085		LeMaitre Vascular, Inc	105
23,113		Lepu Medical Technology Beijing Co Ltd	82
13,914	*	LHC Group, Inc	1,909
15,410,716		Life Healthcare Group Holdings Pte Ltd	23,239
17,912	*,e	LifeStance Health Group, Inc	171
4,032,000	*	Lifetech Scientific Corp	1,894
59,310	*	LivaNova plc	5,185
241	*	Lucid Diagnostics, Inc	1
389,416		M3, Inc	19,635
13,342	*	Magellan Health Services, Inc	1,267
97,863		Mani, Inc	1,358
34,880	*	Masimo Corp	10,212
318,072	*	Max Healthcare Institute Ltd	1,891
169,339		McKesson Corp	42,093
9,004	*,g	Medacta Group S.A.	1,403
4,861	*,g	Medartis Holding AG.	695
37,500	e	Medical Data Vision Co Ltd	405
147,954		Medicare Group	345
121,432		Mediceo Paltac Holdings Co Ltd	2,276
492,235	*	Mediclinic International plc	2,131
13,780	*	Medios AG.	610
23,400	*	Medley, Inc	482
29,513	*,g	Medmix AG.	1,458
35,333	*	MEDNAX, Inc	961
103,100	*	MedPeer, Inc	3,210
2,933,353		Medtronic plc	303,455
179,508	*	Meinian Onehealth Healthcare Holdings Co Ltd	221
69,484		Menicon Co Ltd	2,055
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
137,952	*	Meridian Bioscience, Inc	$2,814
40,403	*	Merit Medical Systems, Inc	2,517
4,437		Mesa Laboratories, Inc	1,456
217		Metall Zug AG.(B Shares)	491
12,592,000	*	Metro Healthcare Indonesia TBK PT	455
28,001	g	Metropolis Healthcare Ltd	1,295
977,895		Microport Scientific Corp	3,564
41,589	*	Middle East Healthcare Co	350
62,700		Miraca Holdings, Inc	1,591
93,852	*,g	MLP Saglik Hizmetleri AS.	212
22,801	*	ModivCare, Inc	3,381
79,763	*	Molina Healthcare, Inc	25,371
119,432		Mouwasat Medical Services Co	5,518
434,007	*,e	Multiplan Corp	1,923
22,836		Nagaileben Co Ltd	450
86,322		Nakanishi, Inc	1,590
1,011,808	*,e	Nanosonics Ltd	4,647
42,574	*,e	Nano-X Imaging Ltd	619
65,457	*,e	NantHealth, Inc	69
75,723	*	Narayana Hrudayalaya Ltd	650
10,885		National Healthcare Corp	740
25,901		National Medical Care Co	431
1,218		National Research Corp	51
67,626	*	Natus Medical, Inc	1,605
499,239	*	Neogen Corp	22,670
1,189,113	*	Network Healthcare Holdings Ltd	1,185
2,230		Neuca S.A.	465
6,355	*,e	Neuronetics, Inc	28
1,368	*,e	NeuroPace, Inc	14
3,757	*	Nevro Corp	305
89,500	*,e,g	New Horizon Health Ltd	254
120,692	*	NextGen Healthcare, Inc	2,147
198,677		Nihon Kohden Corp	5,447
163,252		Nipro Corp	1,546
159,379	*,†	NMC Health plc	2
14,098	g	NNIT A.S.	248
358,650		Notre Dame Intermedica Participacoes S.A.	3,872
98,928	*	Novocure Ltd	7,428
57,916	*	NuVasive, Inc	3,039
370,185	*,e	Oak Street Health, Inc	12,268
1,123,836		Oceania Healthcare Ltd	1,031
288,175		Odontoprev S.A.	651
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,317,738		Olympus Corp	$30,344
106,117	*	Omnicell, Inc	19,148
152,000	*	Oncoclinicas do Brasil Servicos Medicos S.A.	306
3,449	*,e	Ontrak, Inc	22
9,268	*	OptimizeRx Corp	576
981,787	*	Option Care Health, Inc	27,922
65,151	*	OraSure Technologies, Inc	566
130,251		Oriola-KD Oyj (B Shares)	298
103,621	e	Orpea	10,392
627,802	*	Ortho Clinical Diagnostics Holdings plc	13,429
62,981	*	Orthofix Medical Inc	1,958
1,538	*	OrthoPediatrics Corp	92
23,976	*	Osstem Implant Co Ltd	2,871
18,693	*	Outset Medical, Inc	862
24,066		Ovctek China, Inc	217
145,295		Owens & Minor, Inc	6,320
414	*	Paragon 28, Inc	7
49,244		Paramount Bed Holdings Co Ltd	835
346,911		Patterson Cos, Inc	10,182
161,115	*,e	PAVmed, Inc	396
30,000		Pegavision Corp	461
487,000	*,g	Peijia Medical Ltd	831
2,229	*	Pennant Group, Inc	51
30,032	*	Penumbra, Inc	8,629
29,889	*,e	PetIQ, Inc	679
5,168		Pharmagest Inter@ctive	553
66,102	*	Phreesia, Inc	2,754
79,000	*,†	Pihsiang Machinery Manufacturing Co Ltd	0	^
343,659	*,e,g	Ping An Healthcare and Technology Co Ltd	1,253
25,458		Poly Medicure Ltd	328
745,225	*,e	PolyNovo Ltd	826
93,915		Premier, Inc	3,866
171,307	*	Privia Health Group, Inc	4,432
161,112		Pro Medicus Ltd	7,312
514	*	PROCEPT BioRobotics Corp	13
22,869	*	Progyny, Inc	1,151
497,600		PT Siloam International Hospitals Tbk	299
20,601	*,e	Pulmonx Corp	661
2,330	*,e	Pulse Biosciences, Inc	35
252,763		Qualicorp S.A.	765
131,977		Quest Diagnostics, Inc	22,833
11,618	*	Quidel Corp	1,568
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,907	*,e	Quotient Ltd	$41
572,257	*	R1 RCM, Inc	14,587
32,932	*	RadNet, Inc	992
1,609,499		Raffles Medical Group Ltd	1,636
391,771		Ramsay Health Care Ltd	20,360
270,100	g	Rede D’Or Sao Luiz S.A.	2,169
63,984	*	Renalytix AI plc	537
47,633		Resmed, Inc	12,407
2,612	*,e	Retractable Technologies, Inc	18
28,746		Revenio Group Oyj	1,818
515,600		Riverstone Holdings Ltd	268
922	*	RxSight, Inc	10
372,637		Ryman Healthcare Ltd	3,125
34,297		Sartorius AG.	23,196
44,743		Saudi Chemical Co	404
46,411	*	Schrodinger, Inc	1,617
39,809	*	SD Biosensor, Inc	1,872
15,976	*	SeaSpine Holdings Corp	218
163,629	e	Sectra AB	3,625
72,838	*,e	Sedana Medical AB	788
557,795		Select Medical Holdings Corp	16,399
631,923	*,e	Senseonics Holdings, Inc	1,687
1,747,082		Shandong Weigao Group Medical Polymer Co Ltd	2,178
130,032		Shanghai Pharmaceuticals Holding Co Ltd	406
640,927		Shanghai Pharmaceuticals Holding Co Ltd (Hong Kong)	1,216
2,708	*	Sharps Compliance Corp	19
53,322		Shenzhen Mindray Bio-Medical Electronics Co Ltd	3,187
263,636		Ship Healthcare Holdings, Inc	6,143
38,284	*	Shockwave Medical Inc	6,827
60,104	*	SI-BONE, Inc	1,335
476,603	g	Siemens Healthineers AG.	35,535
80,666	e	Sienna Senior Living, Inc	958
160,555	*	Sientra, Inc	589
3,334	*,e	Sight Sciences, Inc	59
1,016,691		Sigma Healthcare Ltd	355
58,210	*,e	Signify Health, Inc	828
2,970	*	Silk Road Medical Inc	127
1,436	e	Simulations Plus, Inc	68
985,387		Sinopharm Group Co	2,145
177,200	g	Sisram Medical Ltd	216
1,589,496		Smith & Nephew plc	27,740
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
27,519	*,e	SOC Telemed, Inc	$35
71,100		Solasto Corp	764
1,080,219		Sonic Healthcare Ltd	36,637
69,210		Sonova Holdings AG	27,047
341,480	*,g	Spire Healthcare Group plc	1,156
499,100		Sri Trang Gloves Thailand PCL	452
51,000		St. Shine Optical Co Ltd	578
36,897	*	Staar Surgical Co	3,369
8,262	*	Stereotaxis, Inc	51
123,448		STERIS plc	30,048
9,539		STRATEC Biomedical AG.	1,496
17,224		Straumann Holding AG.	36,422
296,964		Stryker Corp	79,414
6,009	*	Suheung Capsule Co Ltd	223
300,869		Summerset Group Holdings Ltd	2,816
1,679,269		Supermax Corp BHD	593
187,259	*	Surgery Partners, Inc	10,002
41,808	*	Surgical Science Sweden AB	1,302
1,305	*	SurModics, Inc	63
81,800		Suzuken Co Ltd	2,361
56,298	*	Synlab AG.	1,510
655,213		Sysmex Corp	88,442
2,144	*	Tabula Rasa HealthCare, Inc	32
202,319	*	Tactile Systems Technology, Inc	3,850
60,000		TaiDoc Technology Corp	394
17,533	*,e	Talis Biomedical Corp	70
143,323	*	Tandem Diabetes Care, Inc	21,573
110,768	*	Teladoc, Inc	10,171
15,418		Teleflex, Inc	5,065
310,142	*	Tenet Healthcare Corp	25,336
1,116,456		Terumo Corp	47,160
399,311		Thonburi Healthcare Group PCL	445
20,606	g	Thyrocare Technologies Ltd	307
17,946	*	Tivity Health, Inc	475
158,230		Toho Pharmaceutical Co Ltd	2,415
27,209		Tokai Corp (GIFU)	467
3,684,086		Top Glove Corp BHD	2,290
12,080	*	Topchoice Medical Corp	377
42,852	*	Transmedics Group, Inc	821
18,289	*	Treace Medical Concepts, Inc	341
20,480	*	Triple-S Management Corp (Class B)	731
282,025		Uniphar plc	1,605
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,036,876		UnitedHealth Group, Inc	$1,022,797
54,064		Universal Health Services, Inc (Class B)	7,010
41,000		Universal Vision Biotechnology Co Ltd	419
1,254		US Physical Therapy, Inc	120
2,644		Utah Medical Products, Inc	264
8,415		Value Added Technologies Co Ltd	250
2,452	*,e	Vapotherm, Inc	51
52,744	*	Varex Imaging Corp	1,664
252,191	*	Veeva Systems, Inc	64,430
157,500	*,e,g	Venus MedTech Hangzhou, Inc	600
30,345	*,e	Viemed Healthcare, Inc	158
465,579	*	ViewRay, Inc	2,565
145,982	*,e	Vimian Group AB	1,282
3,633	*	Vocera Communications, Inc	236
210,019	*,e	Well Health Technologies Corp	815
107,572		Winning Health Technology Group Co Ltd	283
177,693	*	Xvivo Perfusion AB	5,469
4,217	e	Ypsomed Holding AG.	861
1,219,737		Zimmer Biomet Holdings, Inc	154,955
3,206	*,e	Zynex Inc	32
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	6,398,079

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
10,976	*	Aekyung Industrial Co Ltd	175
278,442	*,e	Amorepacific Corp	39,075
104,908		Bajaj Corp Ltd	279
118,865	*,e	Beauty Health Co	2,872
302,457		Beiersdorf AG.	31,003
248,969	*,e	BellRing Brands, Inc	7,103
5,499,000	*,†,e	Best World International Ltd	2,775
17,894		Blackmores Ltd	1,190
371,062		BWX Ltd	1,176
119,197		By-health Co Ltd	504
74,040		C&S Paper Co Ltd	194
5,996	*	Central Garden & Pet Co	316
105,600	*	Central Garden and Pet Co (Class A)	5,053
52,000		Chlitina Holding Ltd	427
60,265		Church & Dwight Co, Inc	6,177
42,014		Clorox Co	7,326
886,908		Colgate-Palmolive Co	75,689
140,775		Colgate-Palmolive India Ltd	2,801
9,152	*	Cosmax, Inc	671
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
83,260	*,e	Coty, Inc	$874
718,318		Dabur India Ltd	5,597
19,430		Earth Chemical Co Ltd	1,037
46,968		Edgewell Personal Care Co	2,147
901,534	*	elf Beauty, Inc	29,940
228,799		Emami Ltd	1,592
73,979		Energizer Holdings, Inc	2,967
346,516		Essity AB	11,305
713,889	n	Estee Lauder Cos (Class A)	264,282
127,400	*,e	Euglena Co Ltd	785
165,984		Fancl Corp	4,947
6,444		Gillette India Ltd	456
406,321	*	Godrej Consumer Products Ltd	5,283
120,000		Grape King Industrial Co	694
761,136		Hengan International Group Co Ltd	3,921
124,687		Henkel KGaA	9,719
193,082		Henkel KGaA (Preference)	15,580
26,573	*	Herbalife Nutrition Ltd	1,088
967,901		Hindustan Lever Ltd	30,639
72,265	*,e	Honest Co, Inc	585
34,917	*	Hyundai Bioscience Co Ltd	742
8,344,769		Industri Jamu Dan Farmasi Sido Muncul Tbk PT	506
28,630		Inter Parfums S.A.	2,398
1,650		Inter Parfums, Inc	176
48,322	e,g	Jamieson Wellness, Inc	1,533
155,100		Jyothy Laboratories Ltd	288
560,969		Kao Corp	29,380
225,904		Kimberly-Clark Corp	32,286
1,687,218	e	Kimberly-Clark de Mexico S.A. de C.V. (Class A)	2,555
66,890		Kitanotatsujin Corp	195
15,960		Kobayashi Pharmaceutical Co Ltd	1,255
12,712	*	Kolmar BNH Co Ltd	331
14,473	*	Kolmar Korea Co Ltd	489
29,668		Kose Corp	3,366
28,184	*	LG Household & Health Care Ltd	26,013
2,504	*	LG Household & Health Care Ltd (Preference)	1,297
185,550		Lion Corp	2,480
412,770		L’Oreal S.A.	196,814
41,072		Mandom Corp	506
616,260		Marico Ltd	4,243
30,336		Medifast, Inc	6,353
112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
330,532	*	Microbio Co Ltd	$829
45,098		Milbon Co Ltd	2,237
1,008,564	*	Natura & Co Holding S.A.	4,651
10,174		Nature’s Sunshine Products, Inc	188
19,500		Noevir Holdings Co Ltd	914
61,861		Nu Skin Enterprises, Inc (Class A)	3,139
4,721		Oil-Dri Corp of America	155
74,017	*	Olaplex Holdings, Inc	2,156
76,573	*,e	Ontex Group NV	611
126,523	*	Pacific Corp	4,714
4,893		Pharmanutra S.p.A	419
217,201	e	Pigeon Corp	4,157
78,265		Pola Orbis Holdings, Inc	1,304
4,000	*,e	Premier Anti-Aging Co Ltd	322
4,247,130		Procter & Gamble Co	694,746
9,398		Proya Cosmetics Co Ltd	307
9,015,210		PT Unilever Indonesia Tbk	2,600
492,499		PZ Cussons plc	1,382
1,100,750		Reckitt Benckiser Group plc	94,757
104,279	*,e	Revlon, Inc (Class A)	1,183
47,094		Reynolds Consumer Products, Inc	1,479
114,745		Rohto Pharmaceutical Co Ltd	3,469
44,074		Sarantis S.A.	447
53,153		Shanghai Jahwa United Co Ltd	337
818,326		Shiseido Co Ltd	45,651
188,568		Spectrum Brands Holdings, Inc	19,181
108,128		TCI Co Ltd	815
308	*	Thorne HealthTech, Inc	2
622,799		Uni-Charm Corp	27,096
57,792		Unilever plc	3,098
3,009,126		Unilever plc	161,429
31,209	*	USANA Health Sciences, Inc	3,158
416,403	*	Veru, Inc	2,453
434,536	e	Vinda International Holdings Ltd	1,059
1,392		WD-40 Co	341
33,500		YA-MAN Ltd	280
90,200	*,e	Yatsen Holding Ltd (ADR)	194
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,982,710

INSURANCE - 2.3%
55,091		Admiral Group plc	2,358
489,716		Aegon NV	2,435
113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
703,553		Aflac, Inc	$41,080
49,647		Ageas	2,571
15,758,322		AIA Group Ltd	159,046
19,326	*	Al Rajhi Co for Co-operative Insurance	400
13,995	*	Alleghany Corp	9,343
361,976		Allianz AG.	85,375
293,166		Allstate Corp	34,491
1,054,033		Alm Brand AS	2,048
82,243	*	AMBAC Financial Group, Inc	1,320
164,265		American Equity Investment Life Holding Co	6,393
98,755		American Financial Group, Inc	13,561
3,677,886		American International Group, Inc	209,125
6,681		American National Group, Inc	1,262
16,783		Amerisafe, Inc	903
255,631		Anadolu Sigorta	127
90,800	*	Anicom Holdings, Inc	654
234,498		Aon plc	70,481
351,359	*	Arch Capital Group Ltd	15,618
27,723		Argo Group International Holdings Ltd	1,611
193,888		Arthur J. Gallagher & Co	32,897
167,191		ASR Nederland NV	7,700
809,392	e	Assicurazioni Generali S.p.A.	17,106
55,076		Assurant, Inc	8,584
67,541		Assured Guaranty Ltd	3,391
253,012	*	Athene Holding Ltd	21,083
86,089		AUB Group Ltd	1,615
5,277,306		Aviva plc	29,417
2,250,852		AXA S.A.	66,993
153,709		Axis Capital Holdings Ltd	8,373
12,929		Baloise Holding AG.	2,110
660,900		Bangkok Life Assurance PCL	733
7,421,046		BB Seguridade Participacoes S.A.	27,470
3,234,322	*	Beazley plc	20,452
487,682	*,e	Bright Health Group, Inc	1,678
76,053	*	Brighthouse Financial, Inc	3,940
10,773		Brookfield Asset Management Reinsurance Partners Ltd	677
311,693		Brown & Brown, Inc	21,906
164,046	*	BRP Group, Inc	5,924
65,608		Bupa Arabia for Cooperative Insurance Co	2,296
9,315,807		Cathay Financial Holding Co Ltd	20,987
19,772,180		China Development Financial Holding Corp	12,488
1,697,757	*	China Development Financial Holding Corp	588
114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,146,332		China Insurance International Holdings Co Ltd	$2,947
8,896,790		China Life Insurance Co Ltd	14,748
194,975		China Life Insurance Co Ltd (Class A)	920
510,000		China Pacific Insurance Group Co Ltd	2,170
3,185,809		China Pacific Insurance Group Co Ltd (Hong Kong)	8,655
1,340,017		Chubb Ltd	259,039
142,334		Cincinnati Financial Corp	16,216
44,608	*,e	Citizens, Inc (Class A)	237
74,028	*	Clal Insurance	1,895
26,907		CNA Financial Corp	1,186
49,861		CNP Assurances	1,233
69,128		Co for Cooperative Insurance	1,423
110,403		Conseco, Inc	2,632
3,630,000	*,†	Convoy Global Holdings Ltd	5
22,896		Crawford & Co	171
983,362		Dai-ichi Mutual Life Insurance Co	19,834
417,900	*	Dhipaya Group Holdings PCL	963
1,941,495		Direct Line Insurance Group plc	7,336
479,264	*	Discovery Holdings Ltd	4,318
12,603		Donegal Group, Inc (Class A)	180
55,895	*	Dongbu Insurance Co Ltd	2,538
16,150	*	eHealth, Inc	412
24,938		Employers Holdings, Inc	1,032
10,874	*	Enstar Group Ltd	2,692
24,825		Erie Indemnity Co (Class A)	4,783
187,699		Everest Re Group Ltd	51,415
33,036		Fairfax Financial Holdings Ltd	16,251
43,626	e	Fanhua, Inc (ADR)	318
256,154		Fidelity National Financial Inc	13,366
140,285		First American Financial Corp	10,974
71,518	*	Fubon Financial Holding Co Ltd	155
9,063,124		Fubon Financial Holding Co Ltd	24,946
443,230	*	Genworth Financial, Inc (Class A)	1,795
252,909		Gjensidige Forsikring BA	6,136
98,416		Globe Life, Inc	9,224
58,797	*	GoHealth, Inc	223
13,393		Goosehead Insurance, Inc	1,742
362,851		Great-West Lifeco, Inc	10,889
28,042	*	Greenlight Capital Re Ltd (Class A)	220
51,226		Grupo Catalana Occidente S.A.	1,750
17,051		Hannover Rueckversicherung AG.	3,233
34,260		Hanover Insurance Group, Inc	4,490
115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,508,477	*,e	Hanwha Life Insurance Co Ltd	$3,718
238,805		Harel Insurance Investments & Finances Ltd	2,711
906,915		Hartford Financial Services Group, Inc	62,613
5,202		HCI Group, Inc	435
1,030,494	g	HDFC Life Insurance Co Ltd	8,982
45,067		Helvetia Holding AG.	5,294
301,170		Heritage Insurance Holdings, Inc	1,771
421,159		Hiscox Ltd	4,946
37,536		Horace Mann Educators Corp	1,453
63,205	*	Hyundai Marine & Fire Insurance Co Ltd	1,218
140,130		iA Financial Corp, Inc	8,018
252,863	g	ICICI Lombard General Insurance Co Ltd	4,756
402,608	g	ICICI Prudential Life Insurance Co Ltd	3,031
10,220		IDI Insurance Co Ltd	372
3,735		Independence Holding Co	212
2,863,918		Insurance Australia Group Ltd	8,875
227,795		Intact Financial Corp	29,609
926		Investors Title Co	183
1,039,200	*	IRB Brasil Resseguros S	748
27,291		James River Group Holdings Ltd	786
2,110,200		Japan Post Holdings Co Ltd	16,439
247,400		Japan Post Insurance Co Ltd	3,974
1,266,861	*	Just Retirement Group plc	1,434
57,947		Kemper Corp	3,407
26,563		Kinsale Capital Group, Inc	6,319
78,153	*	Korean Reinsurance Co	607
287,278		Lancashire Holdings Ltd	2,061
5,561,041		Legal & General Group plc	22,457
36,115	*,e	Lemonade, Inc	1,521
137,907	*	Liberty Holdings Ltd	818
66,100	*	Lifenet Insurance Co	526
513,121		Lincoln National Corp	35,026
769,758	e	Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	1,399
205,597		Loews Corp	11,875
66,518	*,e	Maiden Holdings Ltd	204
2,536,201		Manulife Financial Corp (Toronto)	48,340
1,308,990	e	Mapfre S.A.	2,676
12,635	*	Markel Corp	15,592
1,525,930		Marsh & McLennan Cos, Inc	265,237
226,320	*	Max Financial Services Ltd	2,978
44,295	*	MBIA, Inc	699
4,174,444		Medibank Pvt Ltd	10,167
116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
30,509		Menorah Mivtachim Holdings Ltd	$721
362,518		Mercuries & Associates Holding Ltd	297
3,449,599	*	Mercuries Life Insurance Co Lt	1,150
26,649		Mercury General Corp	1,414
52,669	*	Meritz Fire & Marine Insurance Co Ltd	1,483
1,341,066		Metlife, Inc	83,803
41,456	*	MetroMile, Inc	91
418,088		Migdal Insurance Holdings Ltd	688
57,613	*	Mirae Asset Life Insurance Co Ltd	194
1,155,861		Momentum Metropolitan Holdings	1,375
400,026		MS&AD Insurance Group Holdings Inc	12,318
39,751		Muenchener Rueckver AG.	11,735
2,274		National Western Life Group, Inc	488
164,165		New China Life Insurance Co Ltd	1,002
1,195,365		New China Life insurance Co Ltd (Hong Kong)	3,198
10,117	*	NI Holdings, Inc	191
556,364		nib holdings Ltd	2,835
328,954		NN Group NV	17,790
5,635,609		Old Mutual Ltd	4,633
271,792		Old Republic International Corp	6,681
2,149	*	Palomar Holdings, Inc	139
11,305,388		People’s Insurance Co Group of China Ltd	3,424
632,715		People’s Insurance Co Group of China Ltd (Class A)	467
709,155		Phoenix Group Holdings plc	6,277
184,379		Phoenix Holdings Ltd	2,382
8,523,556		PICC Property & Casualty Co Ltd	6,967
10,875,476		Ping An Insurance Group Co of China Ltd	78,370
3,954,792		Ping An Insurance Group Co of China Ltd (Class A)	31,294
490,699	g	Poste Italiane S.p.A	6,428
730,693	e	Power Corp Of Canada	24,146
696,043		Powszechny Zaklad Ubezpieczen S.A.	6,078
37,095		Primerica, Inc	5,686
251,670		Principal Financial Group	18,203
47,241		ProAssurance Corp	1,195
635,578		Progressive Corp	65,242
74,915		Protector Forsikring ASA	919
902,632		Prudential Financial, Inc	97,701
2,135,352		Prudential plc	36,926
10,234,300	*	PT Panin Life Tbk	124
1,752,164	*	Qatar Insurance Co SAQ	1,323
1,728,459		QBE Insurance Group Ltd	14,273
117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
177,665	e	Qualitas Controladora SAB de C.V.	$901
484,477		Rand Merchant Investment Holdings Ltd	1,376
64,839		Reinsurance Group of America, Inc (Class A)	7,099
68,903		RenaissanceRe Holdings Ltd	11,667
6,528		RLI Corp	732
195,320	*	Ryan Specialty Group Holdings, Inc	7,881
314,657	g	Sabre Insurance Group plc	784
12,470		Safety Insurance Group, Inc	1,060
137,711	*	Saga plc	533
340,529		Sampo Oyj (A Shares)	17,043
36,317	*	Samsung Fire & Marine Insurance Co Ltd	6,169
79,657	*	Samsung Life Insurance Co Ltd	4,289
2,126,839		Sanlam Ltd	7,923
43,142		Santam Ltd	728
517,473	g	SBI Life Insurance Co Ltd	8,298
230,654		SCOR SE	7,201
76,655		Selective Insurance Group, Inc	6,281
184,340	*	Selectquote, Inc	1,670
14,243,866		Shin Kong Financial Holding Co Ltd	5,676
191,564		Shinkong Insurance Co Ltd	329
75,960	*	SiriusPoint Ltd	618
59,142	*	Societa Cattolica di Assicurazioni SCRL	390
16,807	*	Solid Forsakring AB	109
727,520		Sompo Holdings, Inc	30,682
14,747		State Auto Financial Corp	762
1,547,670		Steadfast Group Ltd	5,907
23,075		Stewart Information Services Corp	1,840
568,151		Storebrand ASA	5,693
324,900		Sul America S.A.	1,598
765,663	e	Sun Life Financial, Inc	42,619
1,503,184		Suncorp-Metway Ltd	12,102
23,745		Swiss Life Holding	14,508
88,297		Swiss Re Ltd	8,716
272,125		Syarikat Takaful Malaysia BHD	242
636,065		T&D Holdings, Inc	8,126
36,221		Tiptree Inc	501
677,399		Tokio Marine Holdings, Inc	37,711
44,881	*	Tongyang Life Insurance Co Ltd	249
60,492		Topdanmark AS	3,393
338,624		TQM Corp PCL	985
233,625		Travelers Cos, Inc	36,546
17,114	*	Trean Insurance Group, Inc	152
118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
44,611	*	Trisura Group Ltd	$1,682
3,245	*	Trupanion, Inc	428
102,294		Tryg A.S.	2,524
478,579		Unipol Gruppo Finanziario S.p.A	2,592
147,082		Uniqa Versicherungen AG.	1,347
19,192		United Fire Group Inc	445
18,676		United Insurance Holdings Corp	81
23,604		Universal Insurance Holdings, Inc	401
192,349		Unum Group	4,726
47,107		Vienna Insurance Group AG Wiener Versicherung Gruppe	1,337
212,084		W.R. Berkley Corp	17,474
6,018		White Mountains Insurance Group Ltd	6,102
295,382		Willis Towers Watson plc	70,150
29,089		Wuestenrot & Wuerttembergische AG.	585
354,005	*,e,g	ZhongAn Online P&C Insurance Co Ltd	1,233
258,719		Zurich Insurance Group AG	113,339
		TOTAL INSURANCE	3,191,975

MATERIALS - 4.8%
335,049	*	29Metals Ltd	749
216,740		Aarti Industries	2,919
435,335		Acerinox S.A.	5,602
57,474	*,e	Aclara Resources, Inc	65
98,738		ADEKA Corp	2,205
411,263		Adelaide Brighton Ltd	845
48,473		Advanced Enzyme Technologies Ltd	212
123,214		Advanced Petrochemical Co	2,308
23,797		AdvanSix, Inc	1,124
118,771		Aeci Ltd	835
122,339		African Rainbow Minerals Ltd	1,775
313,348		Agnico-Eagle Mines Ltd	16,644
11,800		Aichi Steel Corp	256
631,330		Air Liquide	110,107
249,925		Air Products & Chemicals, Inc	76,042
223,400		Air Water, Inc	3,453
14,570	e	AirBoss of America Corp	532
8,133		Akzo Nobel India Ltd	224
206,494		Akzo Nobel NV	22,686
472,573		Alamos Gold, Inc	3,635
145,239		Albemarle Corp	33,953
378,925		Alcoa Corp	22,576
447,307	*	Alkane Resources Ltd	299
119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
13,932		Alkyl Amines Chemicals	$664
53,201	*	Allegheny Technologies, Inc	847
697,463	*	Allkem Ltd	5,291
47,444		Altius Minerals Corp	653
78,384		Altri SGPS S.A.	500
35,779		Alujain Corp	514
3,001,343		Alumina Ltd	4,083
4,711,964	*	Aluminum Corp of China Ltd	2,596
929,287	*	Aluminum Corp of China Ltd (Class A)	893
794,746		Ambuja Cements Ltd	4,023
1,457,021		Amcor plc	17,499
87,450		American Vanguard Corp	1,433
40,442	e	AMG Advanced Metallurgical Group NV	1,299
224,015	*,e	Amyris, Inc	1,212
60,611		Anglo American Platinum Ltd	6,913
1,493,075		Anglo American plc (London)	61,413
477,888		AngloGold Ashanti Ltd	10,062
2,189,232	e	AngloGold Ashanti Ltd (ADR)	45,930
931,565		Anhui Conch Cement Co Ltd	4,659
176,145		Anhui Conch Cement Co Ltd (Class A)	1,115
22,900		Anhui Honglu Steel Construction Group Co Ltd	192
430,865		Antofagasta plc	7,836
144,651	e	APERAM	7,874
122,425	*	APL Apollo Tubes Ltd	1,639
62,297		Aptargroup, Inc	7,630
51,979		Arabian Cement Co	523
1,040,438		ArcelorMittal	33,376
109,162	*	Arconic Corp	3,603
21,277	e	Ardagh Group S.A.	480
130,240	*	Ardagh Metal Packaging S.A.	1,176
373,786	*	Argonaut Gold, Inc	709
67,240		Arkema	9,491
91,834		Asahi Holdings, Inc	1,640
972,540		Asahi Kasei Corp	9,162
53,425		Ashland Global Holdings, Inc	5,752
492,125		Asia Cement China Holdings Corp	315
1,549,044		Asia Cement Corp	2,477
374,000		Asia Polymer	494
451,224		Asian Paints Ltd	20,503
88,465		Associated Cement Co Ltd	2,631
96,270		Atalaya Mining plc	536
16,096		Atul Ltd	1,954
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
38,215		Aurubis AG.	$3,820
99,273	*	Australian Strategic Materials Ltd	770
139,409		Avery Dennison Corp	30,192
343,463		Avient Corp	19,217
3,056,195	*,e	AVZ Minerals Ltd	1,722
328,270	*	Axalta Coating Systems Ltd	10,872
87,606	*	Aya Gold & Silver, Inc	661
1,513,275		B2Gold Corp	5,958
10,423		Balaji Amines Ltd	477
40,739		Balchem Corp	6,869
701,054		Ball Corp	67,490
1,639,985		Baoshan Iron & Steel Co Ltd	1,849
2,325,225		Barrick Gold Corp (Canada)	44,209
11,780		BASF India Ltd	479
1,008,613		BASF SE	70,790
14,772		Bayer CropScience Ltd	985
759,600		BBMG Corp	339
31,700		Beijing Easpring Material Technology Co Ltd	432
44,184		Bekaert S.A.	1,964
1,061,769	*	Bellevue Gold Ltd	655
278,732		Berger Paints India Ltd	2,889
2,332,300	*	Berkah Beton Sadaya Tbk PT	973
129,678	*	Berry Global Group, Inc	9,568
4,362,520	e	BHP Billiton Ltd	131,712
2,560,298		BHP Group plc	76,181
370,375		Billerud AB	6,970
4,000	*,†,e	Bio On S.p.A.	0	^
28,728		Birla Corp Ltd	548
764,994		BlueScope Steel Ltd	11,679
303,169	e	Boliden AB	11,690
1,238,136	*	Boral Ltd	5,496
116,009		Borregaard ASA	2,919
403,870		Boubyan Petrochemicals Co KSCP	1,138
178,791		Bradespar S.A.	798
221,800		Braskem S.A.	2,344
1,850,064		Breedon Group plc	2,379
91,944		Brickworks Ltd	1,617
249,221		Buzzi Unicem S.p.A.	5,370
5,870		Cabot Corp	330
265,278	*	Calibre Mining Corp	281
120,089	*	Canfor Corp	3,044
71,310		CAP S.A.	695
121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
350,184	*	Capricorn Metals Ltd	$867
371,675	*,e	Capstone Mining Corp	1,640
113,022		Carborundum Universal Ltd	1,490
42,245		Carpenter Technology Corp	1,233
104,623		Cascades, Inc	1,155
404,265		Castrol India Ltd	666
186,447		CCL Industries	9,998
133,348		Celanese Corp (Series A)	22,410
55,461		Cementir Holding NV	529
640,681		Cementos Argos S.A.	963
17,404,130	*,e	Cemex S.A. de C.V.	11,891
1,410,483		Centamin plc	1,708
267,826		Centerra Gold, Inc	2,064
210,342		Central Asia Metals plc	737
43,272	*	Century Aluminum Co	717
158,000		Century Iron & Steel Industrial Co Ltd	631
60,268		Century Plyboards India Ltd	482
87,195		Century Textile & Industries Ltd	1,072
847,752		CF Industries Holdings, Inc	60,004
386,493	*	Chalice Gold Mines Ltd	2,705
193,946		Chambal Fertilizers & Chemicals Ltd	1,026
429,976	*	Champion Iron Ltd	1,706
5,178		Chase Corp	516
296,743		Chemours Co	9,959
41,554	*	Chemplast Sanmar Ltd	309
860,006		Cheng Loong Corp	1,096
196,900		Chengtun Mining Group Co Ltd	333
59,100	*	Chengxin Lithium Group Co Ltd	538
412,000		Chia Hsin Cement Corp	309
137,562	*	Chifeng Jilong Gold Mining Co Ltd	322
7,436,695		China BlueChemical Ltd	2,070
366,183		China General Plastics Corp	459
2,750,105		China Hongqiao Group Ltd	2,907
203,029		China Jushi Co Ltd	580
1,206,361		China Manmade Fibers Corp	442
297,112		China Metal Products	354
70,000		China Minmetals Rare Earth Co Ltd	429
3,853,614		China Molybdenum Co Ltd	2,036
1,179,144		China Molybdenum Co Ltd (Class A)	1,035
3,086,276		China National Building Material Co Ltd	3,789
262,529		China Northern Rare Earth Group High-Tech Co Ltd	1,887
1,246,000		China Oriental Group Co Ltd	376
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,173,856	*	China Petrochemical Development Corp	$1,980
1,874,248		China Resources Cement Holdings Ltd	1,418
164,000		China Steel Chemical Corp	713
13,725,181		China Steel Corp	17,514
2,371,000		China XLX Fertiliser Ltd	1,623
4,462,240	*,†,e	China Zhongwang Holdings Ltd	481
115,522		Chr Hansen Holding A/S	9,109
46,678		Chugoku Marine Paints Ltd	385
412,000		Chun Yuan Steel	363
4,374		Chunbo Co Ltd	1,280
939,000		Chung Hung Steel Corp	1,391
394,540	*	Chung Hwa Pulp Corp	353
154,900	*	Cia Brasileira de Aluminio	379
264,122	*,e	Cia de Minas Buenaventura S.A. (ADR) (Series B)	1,933
41,998		Cia Ferro Ligas da Bahia - FERBASA	368
761,650		Cia Siderurgica Nacional S.A.	3,411
52,552		Ciech S.A.	548
73,399		City Cement Co	440
385,057		Clariant AG.	7,999
22,009	*	Clean Science & Technology Ltd	735
13,972	*	Clearwater Paper Corp	512
624,259	*,e	Cleveland-Cliffs, Inc	13,590
148,400		CNNC Hua Yuan Titanium Dioxide Co Ltd	294
89,539	*	Coeur Mining, Inc	451
342,939		Commercial Metals Co	12,445
86,132	*	Companhia Vale do Rio Doce	7
3,049		Compass Minerals International, Inc	156
341,417	*	Constellium SE	6,115
72,215		Corbion NV	3,410
127,336		Coromandel International Ltd	1,293
2,718,366	*,g	Coronado Global Resources, Inc	2,455
1,461,222		Corteva, Inc	69,087
53,786		Corticeira Amorim SGPS S.A.	689
241,726	g	Covestro AG.	14,878
459,000		CPMC Holdings Ltd	257
1,338,617		CRH plc	70,866
153,442		Croda International plc	21,017
1,693,685		Crown Holdings, Inc	187,355
588,407		CSR Ltd	2,519
2,370,700		D&L Industries Inc	439
313,400		Daicel Chemical Industries Ltd	2,169
32,431		Daido Steel Co Ltd	1,178
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
23,900		Daiken Corp	$451
33,100	*	Daiki Aluminium Industry Co Ltd	461
162,499		Daio Paper Corp	2,699
94,685		Dalmia Bharat Ltd	2,347
8,614	*,e	Danimer Scientific, Inc	73
1,300,149	*,e	De Grey Mining Ltd	1,155
56,589		Deepak Fertilizers & Petrochemicals Corp Ltd	283
87,757		Deepak Nitrite Ltd	2,932
96,349		Denki Kagaku Kogyo KK	3,153
514,142		Deterra Royalties Ltd	1,610
607,438		Dexco S.A.	1,624
92,601		DIC Corp	2,334
70,511	*	Diversey Holdings Ltd	939
58,300		Do-Fluoride New Materials Co Ltd	411
21,641		Dongbu Steel Co Ltd	193
36,429		Dongjin Semichem Co Ltd	1,561
65,446	*	Dongkuk Steel Mill Co Ltd	874
5,338	*	Dongwha Enterprise Co Ltd	443
5,699	*	Dongwon Systems Corp	245
1,695,000		Dongyue Group	2,648
868,970		Dow, Inc	49,288
60,179		Dowa Holdings Co Ltd	2,533
441,014		DRDGOLD Ltd	369
1,668,897		DS Smith plc	8,691
192,350		DSM NV	43,318
231,612		Dundee Precious Metals, Inc	1,432
3,147,051		DuPont de Nemours, Inc	254,219
13,523		Eagle Materials, Inc	2,251
1,034,200		Eastern Polymer Group PCL	346
44,754		Eastern Province Cement Co	524
176,368		Eastman Chemical Co	21,325
628,325		Ecolab, Inc	147,399
19,956		Ecopro Co Ltd	1,967
77,110		EID Parry India Ltd	467
219,711	*	Eldorado Gold Corp	2,060
325,158		Element Solutions, Inc	7,895
709,971	*	Elementis plc	1,265
270,136	g	Elkem ASA	910
155,594	*	Elopak ASA	472
1,292,005		Empresas CMPC S.A.	2,165
7,764	e	EMS-Chemie Holding AG.	8,677
206,539	*	Ence Energia y Celulosa S.A.	530
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
204,918	*,e	Endeavour Silver Corp	$867
307,294	*,e	Equinox Gold Corp	2,079
39,440	*	Eramet	3,239
1,579,088		Eregli Demir ve Celik Fabrikalari TAS	3,361
79,777	*	ERO Copper Corp	1,217
131,641		Essel Propack Ltd	366
368,677		Essentra plc	1,727
938,574		Eternal Chemical Co Ltd	1,369
2,311,057	*,e	Eurasia Mining plc	766
429,128		Everlight Chemical Industrial Corp	422
2,002,854		Evolution Mining Ltd	5,942
230,211		Evonik Industries AG.	7,437
132,742		Evraz plc	1,085
135,996	*	Falcon Metals Ltd	57
475,050		Feng Hsin Iron & Steel Co	1,433
359,479		Ferrexpo plc	1,463
102,482	*	Ferro Corp	2,237
202,348	*,†	Ferroglobe plc	0
7,874		Fine Organic Industries Ltd	393
266,341		Finolex Industries Ltd	739
134,000		First Copper Technology Co Ltd	213
277,755	e	First Majestic Silver Corp	3,089
725,416		First Quantum Minerals Ltd	17,359
130,503		FMC Corp	14,341
55,641	*	Foosung Co Ltd	1,079
4,141,139		Formosa Chemicals & Fibre Corp	12,078
4,485,019		Formosa Plastics Corp	16,833
265,919	g	Forterra plc	993
2,411	*	Forterra, Inc	57
1,855,852		Fortescue Metals Group Ltd	26,087
333,131	*,e	Fortuna Silver Mines, Inc	1,301
56,720		FP Corp	1,935
236,221		Franco-Nevada Corp	32,669
1,861,590		Freeport-McMoRan, Inc (Class B)	77,684
75,451		FUCHS PETROLUB SE	3,410
1,615,483		Fufeng Group Ltd	557
49,877		Fuji Seal International, Inc	918
21,675		Fujimi, Inc	1,459
18,230		Fujimori Kogyo Co Ltd	652
6,938,296		Fushan International Energy Group Ltd	2,351
23,900		Fuso Chemical Co Ltd	1,008
258,747		FutureFuel Corp	1,977
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
11,949		Galaxy Surfactants Ltd	$505
301,400	g	Ganfeng Lithium Co Ltd	4,746
75,143		Ganfeng Lithium Co Ltd	1,688
9,762	*	Gatos Silver, Inc	101
104,036	*	GCP Applied Technologies, Inc	3,294
348,979		GEM Co Ltd	568
1,309,310		Gerdau S.A. (Preference)	6,436
12,458		Givaudan S.A.	65,362
38,100		Glatfelter Corp	655
12,866,054		Glencore Xstrata plc	65,556
317,610	*	GoGold Resources, Inc	761
1,020,111		Gold Fields Ltd	11,287
1,044,038		Gold Road Resources Ltd	1,197
952,484		Goldsun Development & Construction Co Ltd	1,003
931,000		Grand Pacific Petrochemical	964
129,537		Granges AB	1,514
307,302		Graphic Packaging Holding Co	5,992
305,549		Grasim Industries Ltd	6,645
605,755	*,†	Great Basin Gold Ltd	5
4,586,353	*	Greatland Gold plc	993
874,000		Greatview Aseptic Packaging Co	319
19,673		Greif, Inc (Class A)	1,188
4,499		Greif, Inc (Class B)	269
8,450		Groupe Guillin	261
99,352	*	Grupa Azoty S.A.	833
323,407		Grupo Argos S.A.	1,078
220,593	e	Grupo Cementos de Chihuahua SAB de C.V.	1,707
3,571,138		Grupo Mexico S.A. de C.V. (Series B)	15,573
65,362		Guangzhou Tinci Materials Technology Co Ltd	1,176
52,582	*	Gubre Fabrikalari TAS	305
23,816	*	Gujarat Fluorochemicals Ltd	774
82,549		Gujarat Narmada Valley Fertilizers Co Ltd	487
182,323		Gujarat State Fertilisers & Chemicals Ltd	297
358	e	Gurit Holding AG.	609
203,439		H.B. Fuller Co	16,479
43,500		Hangzhou Oxygen Plant Group Co Ltd	205
22,605		Hanil Cement Co Ltd	399
9,910	*	Hansol Chemical Co Ltd	2,546
140,629	*	Hanwha Chemical Corp	4,194
2,255,971		Harmony Gold Mining Co Ltd	9,462
7,341		Hawkins, Inc	290
11,506		Haynes International, Inc	464
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,044,557		Hecla Mining Co	$5,453
1,159,596		HeidelbergCement AG.	78,478
72,386		HeidelbergCement India Ltd	220
420,906	*	Hektas Ticaret TAS	473
404,769		Hengli Petrochemical Co Ltd	1,460
334,194		Hengyi Petrochemical Co Ltd	557
1,370,916		Hesteel Co Ltd	530
339,942	e	Hexpol AB	4,546
96,719		Hill & Smith Holdings plc	2,355
1,828,574		Hindalco Industries Ltd	11,628
245,390	*	Hitachi Metals Ltd	4,547
418,303		Hochschild Mining plc	740
158,329		Hokuetsu Paper Mills Ltd	990
149,038		Holcim Ltd	7,580
113,919		Holmen AB	5,456
19,806	*	Honam Petrochemical Corp	3,613
32,200		Hoshine Silicon Industry Co Ltd	667
248,000		Hsin Kuang Steel Co Ltd	521
1,082,000	e	Huabao International Holdings Ltd	2,000
321,600		Huafon Chemical Co Ltd	527
90,101		Huaxin Cement Co Ltd	273
82,700		Hubei Xingfa Chemicals Group Co Ltd	492
19,571	*	Huchems Fine Chemical Corp	380
267,475	e	HudBay Minerals, Inc	1,937
117,966		Huhtamaki Oyj	5,218
177,267	*,e	Humble Group AB	545
587,811		Hunan Valin Steel Co Ltd	472
363,914		Huntsman Corp	12,693
2,924	*	Hyosung Advanced Materials Corp	1,464
2,050	*	Hyosung Chemical Corp	522
2,826	*	Hyosung TNC Co Ltd	1,236
25,157	*	Hyundai Development Co	221
98,019	*	Hyundai Steel Co	3,376
573,319	*,e	IAMGOLD Corp	1,786
499,876	g	Ibstock plc	1,386
514,122		Iluka Resources Ltd	3,790
48,899		IMCD Group NV	10,807
501,935		Imdex Ltd	1,077
41,110		Imerys S.A.	1,708
947,517		Impala Platinum Holdings Ltd	13,366
2,361,661		Incitec Pivot Ltd	5,582
828,648		Independence Group NL	6,940
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
147,673		India Cements Ltd	$381
10,546	*	Indigo Paints Ltd	302
1,838,204		Indorama Ventures PCL (Foreign)	2,377
156,811	e	Industrias Penoles S.A. de C.V.	1,804
57,659	*	Ingevity Corp	4,134
3,142,018	*	Inner Mongolia BaoTou Steel Union Co Ltd	1,378
583,988		Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd	479
343,900	*	Inner Mongolia Yuan Xing Energy Co Ltd	395
79,256		Innospec, Inc	7,160
130,199		Interfor Corp	4,170
735,912		International CSRC Investment Holdings Co	749
933,805		International Flavors & Fragrances, Inc	140,678
388,646		International Paper Co	18,259
121,066		Intertape Polymer Group, Inc	2,519
8,474	*	Intrepid Potash, Inc	362
1,808,731	*	ioneer Ltd	1,053
1,114,439		Israel Chemicals Ltd	10,734
4,542	*	Israel Corp Ltd	1,959
747,928	*	Ivanhoe Mines Ltd	6,102
562,181		James Hardie Industries NV	22,629
55,678	*	Jastrzebska Spolka Weglowa S.A.	480
22,900		JCU Corp	1,089
451,520		JFE Holdings, Inc	5,760
13,300		Jiangsu Yangnong Chemical Co Ltd	274
32,600		Jiangsu Yoke Technology Co Ltd	415
1,372,115		Jiangxi Copper Co Ltd	2,204
179,709		Jiangxi Copper Co Ltd (Class A)	633
3,447,000	e	Jinchuan Group International Resources Co Ltd	601
99,113	*	Jindal Stainless Hisar Ltd	463
911,083	*	Jindal Steel & Power Ltd	4,597
37,800		JK Cement Ltd	1,724
63,085		JK Lakshmi Cement Ltd	490
209,453		Johnson Matthey plc	5,820
185,090	*	JSL Ltd	492
14,007		JSP Corp	199
237,464		JSR Corp	9,024
965,141		JSW Steel Ltd	8,481
66,094		Jubilant Ingrevia Ltd	509
384,146	*	K&S AG.	6,608
267,076	*	K92 Mining, Inc	1,518
12,106		Kaiser Aluminum Corp	1,137
59,915		Kaneka Corp	1,967
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
146,069		Kansai Nerolac Paints Ltd	$1,160
135,594		Kansai Paint Co Ltd	2,949
117,100		Kanto Denka Kogyo Co Ltd	1,154
818,182	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	570
4,677		KCC Corp	1,238
18,100		KeePer Technical Laboratory Co Ltd	350
130,719		Kemira Oyj	1,981
154,514		KGHM Polska Miedz S.A.	5,363
41,700		KH Neochem Co Ltd	1,153
198,125		Kingfa Sci & Tech Co Ltd	391
1,547,874		Kinross Gold Corp	8,982
329,460		Kirkland Lake Gold Ltd	13,807
784,138		Klabin S.A.	3,606
677,100		Kobe Steel Ltd	3,395
30,153		Kolon Industries, Inc	1,796
32,058		Konishi Co Ltd	483
17,522	*	Koppers Holdings, Inc	548
13,344	*	Korea Kumho Petrochemical	1,860
3,920	*	Korea Petrochemical Ind Co Ltd	603
9,674	*	Korea Zinc Co Ltd	4,162
41,825	*	Koza Altin Isletmeleri AS	365
207,266	*	Koza Anadolu Metal Madencilik Isletmeleri AS	282
27,570	*	Kraton Corp	1,277
152,038		Kronos Worldwide, Inc	2,282
91,093	*	Kuk-il Paper Manufacturing Co Ltd	311
69,691		Kumba Iron Ore Ltd	2,010
98,848		Kumiai Chemical Industry Co Ltd	680
367,100	e	Kuraray Co Ltd	3,193
20,100		Kureha CORP	1,436
22,716		Kyoei Steel Ltd	280
69,309	e	Labrador Iron Ore Royalty Corp	2,056
1,072,414		Lanxess AG.	66,317
42,805	*	Largo, Inc	397
54,730		Laxmi Organic Industries Ltd	316
1,556,927		Lee & Man Paper Manufacturing Ltd	1,083
16,296	e	Lenzing AG.	2,246
84,412	*	LG Chem Ltd	43,638
8,829	*	LG Chem Ltd (Preference)	2,130
22,725		Linde India Ltd	759
567,942		Linde plc	196,752
450,141		Linde plc (Xetra)	156,202
51,600		Lintec Corp	1,184
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,993,782	*	Liontown Resources Ltd	$2,409
115,441	*,e	Lithium Americas Corp	3,360
13,766	*	Livent Corp	336
173,154		Lomon Billions Group Co Ltd	777
664,704		Long Chen Paper Co Ltd	585
1,663,535	g	Lotte Chemical Titan Holding BHD	958
223,076		Louisiana-Pacific Corp	17,478
84,004	*	Lundin Gold, Inc	692
810,553		Lundin Mining Corp	6,331
163,500		Luxi Chemical Group Co Ltd	392
1,094,857	*	Lynas Corp Ltd	8,125
251,534		LyondellBasell Industries NV	23,199
140,611		Madras Cements Ltd	1,894
23,533	e	Maeda Kosen Co Ltd	803
102,837	*,e	MAG. Silver Corp	1,612
21,765	*	Marrone Bio Innovations, Inc	16
239,442		Marshalls plc	2,256
20,380		Martin Marietta Materials, Inc	8,978
66,700		Maruichi Steel Tube Ltd	1,478
130,448		Materion Corp	11,993
86,211	e	Maverix Metals, Inc	376
12,500,477	*	Merdeka Copper Gold Tbk PT	3,422
4,967,125		Mesaieed Petrochemical Holding Co	2,848
798,944		Metalurgica Gerdau S.A.	1,632
77,945		Methanex Corp	3,083
264,802		Mineral Resources Ltd	10,816
29,020		Minerals Technologies, Inc	2,123
18,295		Miquel y Costas & Miquel S.A.	273
50,816		Misr Fertilizers Production Co SAE	314
11,800		Mitani Sekisan Co Ltd	785
1,363,205		Mitsubishi Chemical Holdings Corp	10,111
125,090		Mitsubishi Gas Chemical Co, Inc	2,120
259,400		Mitsubishi Materials Corp	4,458
246,062		Mitsui Chemicals, Inc	6,614
111,064		Mitsui Mining & Smelting Co Ltd	3,026
1,604		Miwon Commercial Co Ltd	275
741,715		MMC Norilsk Nickel PJSC (ADR)	22,748
3,296,000	*	MMG Ltd	1,060
614,853		Mondi plc	15,251
12,981	*,†	Mongolian Metals Corporation	0
397,380		Mosaic Co	15,613
8,079	*,e	MP Materials Corp	367
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
216,269		M-real Oyj (B Shares)	$2,119
114,389		Myers Industries, Inc	2,289
109,614		Mytilineos Holdings S.A.	1,888
87,171		Najran Cement Co	419
25,564	*	Namhae Chemical Corp	225
54,000		Nan Pao Resins Chemical Co Ltd	277
6,038,887		Nan Ya Plastics Corp	18,604
302,000		Nanofilm Technologies International Ltd	856
133,071	*,e	NanoXplore, Inc	687
294,557		Nantex Industry Co Ltd	906
1,078,716		National Aluminium Co Ltd	1,458
381,020	*	National Industrialization Co	2,017
132,986		National Petrochemical Co	1,413
35,127		Navin Fluorine International Ltd	1,974
14,772		Neenah Inc	684
778,230	*	New Gold, Inc	1,163
102,218	*	New Pacific Metals Corp	302
905,979		Newcrest Mining Ltd	16,226
6,273		NewMarket Corp	2,150
2,145,084		Newmont Goldcorp Corp	133,038
41,352	*	Next Science Co Ltd	755
1,271,208		Nickel Mines Ltd	1,325
104,381		Nihon Parkerizing Co Ltd	1,022
2,044,151		Nine Dragons Paper Holdings Ltd	2,195
456,406		Ningxia Baofeng Energy Group Co Ltd	1,243
159,366		Nippon Kayaku Co Ltd	1,642
75,003		Nippon Light Metal Holdings Co Ltd	1,126
699,990		Nippon Paint Co Ltd	7,644
117,280		Nippon Paper Industries Co Ltd	1,108
35,228		Nippon Shokubai Co Ltd	1,631
27,484		Nippon Soda Co Ltd	791
987,250		Nippon Steel Corp	16,128
141,231		Nissan Chemical Industries Ltd	8,214
5,707		Nittetsu Mining Co Ltd	328
154,725		Nitto Denko Corp	11,953
103,941		NOCIL Ltd	324
136,982		NOF Corp	6,926
2,237,916		Norsk Hydro ASA	17,609
397,686	*	Northam Platinum Holdings Ltd	5,228
97,261		Northern Region Cement Co	347
1,211,201		Northern Star Resources Ltd	8,330
21,009	*	Novagold Resources Inc	144
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
279,347	*	Novagold Resources, Inc	$1,915
174,382		Novolipetsk Steel PJSC (GDR)	5,148
225,855		Novozymes AS	18,545
303,910		Nucor Corp	34,691
1,085,970		Nufarm Ltd	3,837
65,963		Nuh Cimento Sanayi AS.	253
294,965	e	Nutrien Ltd	22,181
909,756		Nutrien Ltd (Toronto)	68,382
117,750	*	Nuvoco Vistas Corp Ltd	791
847,093	*,e	OceanaGold Corp	1,473
26,652	*,e	OCI Co Ltd	2,328
268,282	*	OCI NV	7,003
79,693	*	O-I Glass, Inc	959
613,778		OJI Paper Co Ltd	2,974
10,800		Okamoto Industries, Inc	397
230,781	e	Olin Corp	13,275
8,840	e	Olympic Steel, Inc	208
304,931	*	Omega Energia S.A.	693
1,226,648	e	Orbia Advance Corp SAB de C.V.	3,131
445,607		Orica Ltd	4,444
551,000	*	Oriental Union Chemical Corp	446
458,001	*	Orion Engineered Carbons SA	8,409
178,490	*,e	Orla Mining Ltd	682
1,260,248		Orora Ltd	3,216
15,800	e	Osaka Organic Chemical Industry Ltd	456
13,700		Osaka Soda Co Ltd	362
171,274		Osisko Gold Royalties Ltd	2,096
366,549	*	Osisko Mining, Inc	1,104
932,921	*,e	Outokumpu Oyj	5,850
404,562		Oxiana Ltd	8,341
249,076	*	Oyak Cimento Fabrikalari AS	149
15,400	e	Pack Corp	361
243,105		Packaging Corp of America	33,099
305,650		Pact Group Holdings Ltd	564
37,676		Pactiv Evergreen, Inc	478
257,777	e	Pan American Silver Corp (Toronto)	6,431
564,266	*	Pangang Group Vanadium Titanium & Resources Co Ltd	345
744,227		Perenti Global Ltd	501
6,350	*	Perpetua Resources Corp	30
1,495,331		Perseus Mining Ltd	1,770
2,749,257	*,e	Peter Hambro Mining plc	722
1,348,517	*	Petkim Petrokimya Holding	798
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,886,015		Petronas Chemicals Group BHD	$6,179
171,525		PhosAgro PJSC (GDR)	3,702
16,061		PI Advanced Materials Co Ltd	743
95,413		PI Industries Ltd	3,886
173,190		Pidilite Industries Ltd	5,727
5,223,367	*	Pilbara Minerals Ltd	12,184
23,486	*	PolyMet Mining Corp	59
416,869		Polymetal International plc	7,423
12,989		Polyplex Corp Ltd	326
65,324	e	Polyus PJSC (GDR)	5,770
13,456		Polyus PJSC (GDR)	1,187
19,457	*	Poongsan Corp	509
235,641		Portucel Empresa Produtora de Pasta e Papel S.A.	898
99,325		POSCO	23,032
34,160	*	POSCO Refractories & Environment Co Ltd	4,128
855,918		PPG Industries, Inc	147,594
107,229		PQ Group Holdings, Inc	1,098
3,459,068		Press Metal BHD	4,799
226,093	*	Pretium Resources, Inc	3,185
136,359	*	Prism Cement Ltd	237
9,226,100		PT Aneka Tambang Tbk	1,460
30,115,697		PT Barito Pacific Tbk	1,804
2,948,597		PT Indah Kiat Pulp and Paper Corp Tbk	1,620
1,795,952		PT Indocement Tunggal Prakarsa Tbk	1,525
1,448,600		PT Pabrik Kertas Tjiwi Kimia Tbk	766
3,278,689		PT Semen Gresik Persero Tbk	1,667
2,821,500	*	PT Timah Tbk	288
2,710,809		PTT Global Chemical PCL (Foreign)	4,765
185,987	*,e	PureCycle Technologies, Inc	1,780
47,946		Qassim Cement Co	967
2,990,279		Qatar Aluminum Manufacturing Co	1,479
366,361		Qatar National Cement Co	513
397,939		Qatari Investors Group	243
1,452		Quaker Chemical Corp	335
636,098		Qurain Petrochemical Industries Co	730
180,527		Rain Commodities Ltd	579
75,664		Rallis India Ltd	278
932,390		Ramelius Resources Ltd	1,069
62,965	*	Ranpak Holdings Corp	2,366
17,007		Ratnamani Metals & Tubes Ltd	444
52,601	*	Rayonier Advanced Materials, Inc	300
21,203	*,e	Re:NewCell AB	515
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
48,985		Recticel S.A.	$978
926,865		Regis Resources Ltd	1,319
382,898		Reliance Steel & Aluminum Co	62,114
547,283		Rengo Co Ltd	4,140
35,424		Rhi Magnesita NV	1,581
453,097		Rio Tinto Ltd	33,063
1,776,662		Rio Tinto plc	117,164
66,600		Riyadh Cement Co	584
676,224		Rongsheng Petro Chemical Co Ltd	1,929
13,767		Rossari Biotech Ltd	238
189,904		Royal Bafokeng Platinum Ltd	1,869
64,025		Royal Gold, Inc	6,736
134,963		RPM International, Inc	13,631
5,480		Ryerson Holding Corp	143
107,815		Sa des Ciments Vicat	4,417
253,908		SABIC Agri-Nutrients Co	11,920
376,938	*	Sabina Gold & Silver Corp	432
412,235		Sahara International Petrochemical Co	4,594
45,800	e	Sakata INX Corp	396
43,837	*	Salzgitter AG.	1,566
19,638	*	Samsung Fine Chemicals Co Ltd	1,237
468,282		Sandfire Resources NL	2,250
234,506	*	Sandstorm Gold Ltd	1,455
13,711		Sanyo Chemical Industries Ltd	636
84,106		Sanyo Special Steel Co Ltd	1,491
619,357	*	Sappi Ltd	1,773
661,101	*	Sasol Ltd	10,824
485,746	*	Saudi Arabian Mining Co	10,137
1,052,248		Saudi Basic Industries Corp	32,451
83,526		Saudi Cement Co	1,218
250,054		Saudi Industrial Investment Group	2,071
840,112	*	Saudi Kayan Petrochemical Co	3,795
6,673,058	*	Sayona Mining Ltd	633
1,443,900		SCG Packaging PCL	2,991
912,380	*	Schmolz + Bickenbach AG.	344
20,870		Schnitzer Steel Industries, Inc (Class A)	1,084
28,067		Schweitzer-Mauduit International, Inc	839
765,800		Scientex BHD	881
56,792		Scotts Miracle-Gro Co (Class A)	9,144
78,810	*,e	Seabridge Gold, Inc	1,302
124,171	*	Seah Besteel Corp	2,076
740,899		Sealed Air Corp	49,988
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
8,218,300	*,†	Sekawan Intipratama Tbk PT	$0	^
20,193		Semapa-Sociedade de Investimento e Gestao	269
72,019		Sensient Technologies Corp	7,206
1,328,064		Sesa Sterlite Ltd	6,074
241,066		Severstal (GDR)	5,193
274,968		Shandong Gold Mining Co Ltd	813
817,505	e,g	Shandong Gold Mining Co Ltd	1,403
167,007		Shandong Hualu Hengsheng Chemical Co Ltd	820
888,366		Shandong Nanshan Aluminum Co Ltd	659
221,911		Shandong Sun Paper Industry JSC Ltd	400
480,600		Shanghai Chlor-Alkali Chemical Co Ltd	325
48,832		Shanghai Putailai New Energy Technology Co Ltd	1,231
326,629	*	Shanxi Meijin Energy Co Ltd	832
443,763		Shanxi Taigang Stainless Steel Co Ltd	492
132,600		Shenghe Resources Holding Co Ltd	408
26,138		Shenzhen Capchem Technology Co Ltd	463
54,700		Shenzhen Senior Technology Material Co Ltd	316
557,410		Sherwin-Williams Co	196,298
148,000	*	Shihlin Paper Corp	347
38,800		Shikoku Chemicals Corp	476
400,325		Shin-Etsu Chemical Co Ltd	69,487
48,003		Shin-Etsu Polymer Co Ltd	462
1,206,661		Shinkong Synthetic Fibers Corp	880
86,666		Shiny Chemical Industrial Co Ltd	549
213,500		Showa Denko KK	4,489
12,293		Shree Cement Ltd	4,450
924,683		Siam Cement PCL (Foreign)	10,690
93,400		Siam City Cement PCL	438
3,160,647		Sibanye Stillwater Ltd	9,827
786,100	*	Sichuan Hebang Biotechnology Co Ltd	421
92,800	*	Sichuan New Energy Power Co Ltd	386
80,600		Sichuan Yahua Industrial Group Co Ltd	363
389,801	e	SIG Combibloc Group AG.	10,858
40,313	e	Sika AG.	16,755
152,471		Silgan Holdings, Inc	6,532
1,017,946	*	Silver Lake Resources Ltd	1,320
212,202	e	Silvercorp Metals, Inc	793
165,594	*,e	SilverCrest Metals, Inc	1,309
206,958		Sims Ltd	2,423
1,650,000		Sinofert Holdings Ltd	248
134,000		Sinoma Science & Technology Co Ltd	715
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
730,967		Sinopec Shanghai Petrochemical Co Ltd (Class A)	$479
12,902	*	SK Chemicals Co Ltd	1,615
19,838	*,g	SK IE Technology Co Ltd	2,801
23,479	*	SKC Co Ltd	3,432
24,006		Skshu Paint Co Ltd	524
497,633		Smurfit Kappa Group plc	27,428
392,570		Sociedad Quimica y Minera de Chile S.A. (ADR)	19,797
160,363		Sociedad Quimica y Minera de Chile S.A. (Class B)	8,187
40,747		SOL S.p.A.	979
433,720		Solar Applied Materials Technology Co	799
29,518		Solar Industries India Ltd	959
155,374	*	Solaris Resources, Inc	2,081
866,663	*	SolGold plc	343
81,075		Solvay S.A.	9,425
94,776		Sonoco Products Co	5,487
4,690	*	Soulbrain Co Ltd	1,097
5,963	*	Soulbrain Holdings Co Ltd	173
6,463,777		South32 Ltd	18,904
182,577		Southern Copper Corp	11,267
73,462		Southern Province Cement Co	1,372
169,572		SRF Ltd	5,509
307,272	*	Ssab Svenskt Stal AB (Series A)	1,776
705,229	*	Ssab Svenskt Stal AB (Series B)	3,543
260,266		SSR Mining, Inc	4,607
3,894,790		St Barbara Ltd	4,164
267,233		Steel Dynamics, Inc	16,587
37,212	e	Stelco Holdings, Inc	1,213
70,505		Stella-Jones, Inc	2,230
34,748		Stepan Co	4,319
2,926		STO AG.	736
671,211		Stora Enso Oyj (R Shares)	12,319
70,712		Sumitomo Bakelite Co Ltd	3,589
1,530,715		Sumitomo Chemical Co Ltd	7,219
107,097		Sumitomo Chemical India Ltd	554
287,300		Sumitomo Metal Mining Co Ltd	10,881
44,121		Sumitomo Osaka Cement Co Ltd	1,357
1,309,091	*	Summit Materials, Inc	52,547
74,990		SunCoke Energy, Inc	494
2,444,500	*,†,e	Superb Summit International Group Ltd	3
68,815		Supreme Industries Ltd	2,057
34,713		Supreme Petrochem Ltd	328
136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
846,017	*	Suzano SA	$9,138
671,604		Svenska Cellulosa AB (B Shares)	11,917
32,866	*	Sylvamo Corp	917
158,542		Symrise AG.	23,448
40,400		T Hasegawa Co Ltd	950
1,566,317		TA Chen Stainless Pipe	2,612
293	*	Taekwang Industrial Co Ltd	257
271,100		Taiheiyo Cement Corp	5,354
236,200		Taita Chemical Co Ltd	295
3,714,482		Taiwan Cement Corp	6,438
798,000		Taiwan Fertilizer Co Ltd	2,015
344,725		Taiwan Hon Chuan Enterprise Co Ltd	892
41,200		Taiyo Ink Manufacturing Co Ltd	1,246
113,104		Taiyo Nippon Sanso Corp	2,474
13,755		Takasago International Corp	346
5,300	e	Taki Chemical Co Ltd	267
61,014		Takiron Co Ltd	298
208,492		Tata Chemicals Ltd	2,499
844,446		Tata Steel Ltd	12,557
682,728		Teck Cominco Ltd	19,662
222,600		Teijin Ltd	2,740
16,600		Tenma Corp	381
20,278	*	Tessenderlo Chemie NV	769
8,944,619	*	ThyssenKrupp AG.	97,994
1,232,000	e	Tiangong International Co Ltd	755
74,500		Tibet Summit Resources Co Ltd	441
40,181	*	TimkenSteel Corp	663
729,959		Tipco Asphalt PCL	396
40,543		Titan Cement International S.A.	617
614,000		TOA Paint Thailand PCL	589
120,903		Toagosei Co Ltd	1,216
46,024		Toho Titanium Co Ltd	378
240,529	e	Tokai Carbon Co Ltd	2,528
11,200		Tokushu Tokai Holdings Co Ltd	401
132,241		Tokuyama Corp	2,103
38,314		Tokyo Ohka Kogyo Co Ltd	2,262
100,704		Tokyo Steel Manufacturing Co Ltd	1,208
670,750		Ton Yi Industrial Corp	352
174,878		Tongkun Group Co Ltd	582
544,100		Tongling Nonferrous Metals Group Co Ltd	298
1,475,637		Toray Industries, Inc	8,743
233,207	*	Torex Gold Resources, Inc	2,424
137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
424,073		Tosoh Corp	$6,300
6,200		Toyo Gosei Co Ltd	842
43,200		Toyo Ink Manufacturing Co Ltd	724
168,900		Toyo Seikan Kaisha Ltd	2,017
98,448		Toyobo Co Ltd	1,076
5,689,900		TPI Polene PCL	293
87,973		Transcontinental, Inc	1,412
290,910		Transfar Zhilian Co Ltd	397
8,556		Tredegar Corp	101
37,658		Trimas Corp	1,393
3,308		Trinseo plc	174
120,294		Tronox Holdings plc	2,891
569,000		TSRC Corp	830
625,163		Tung Ho Steel Enterprise Corp	1,516
121,068	*	Turquoise Hill Resources Ltd	1,991
39,043	*	UACJ Corp	904
264,826		UBE Industries Ltd	4,602
9,022	*	UFP Technologies, Inc	634
117,011		Ultra Tech Cement Ltd	11,919
213,294	e	Umicore S.A.	8,701
47,219		Uniao de Industrias Petroquimicas S.A.	875
11,875		Unid Co Ltd	1,002
1,639		United States Lime & Minerals, Inc	211
312,428		United States Steel Corp	7,439
416,000		Universal Cement Corp	325
763,650		UPC Technology Corp	595
593,551		UPL Ltd	5,942
635,514		UPM-Kymmene Oyj	24,180
769,973		USI Corp	877
5,933,983		Vale S.A.	82,680
709		Valhi, Inc	20
284,012		Valvoline, Inc	10,591
89,380	g	Verallia S.A.	3,149
23,482		Verso Corp	634
31,503		Vetropack Holding AG.	1,991
48,944	*	Victoria Gold Corp	551
106,000		Victrex plc	3,532
28,026		Vinati Organics Ltd	747
241,720		Vinythai PCL (Foreign)	279
132,799		Voestalpine AG.	4,818
95,147	*	Vulcan Energy Resources Ltd	721
63,954		Vulcan Materials Co	13,276
138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
19,011		Wacker Chemie AG.	$2,826
736,118	*,e	Wallbridge Mining Co Ltd	233
218,196		Wanhua Chemical Group Co Ltd	3,456
123,750		Warrior Met Coal, Inc	3,182
30,389		Weihai Guangwei Composites Co Ltd	403
168,535	*	Wesdome Gold Mines Ltd	1,534
1,183,979	*	West African Resources Ltd	1,142
2,378,491		West China Cement Ltd	424
152,130		West Fraser Timber Co Ltd	14,514
388,501	*	Western Areas NL	971
30,654		Western Superconducting Technologies Co Ltd	467
472,186		Westgold Resources Ltd	703
93,561		Westlake Chemical Corp	9,088
261,786		WestRock Co	11,613
556,630		Wheaton Precious Metals Corp	23,885
3,388,139		Wienerberger AG.	124,424
39,106	e	Winpak Ltd	1,149
29,542		Worthington Industries, Inc	1,615
125,115		Xiamen Tungsten Co Ltd	445
241,100		Xinjiang Zhongtai Chemical Co Ltd	361
104,356	*	Yamama Cement Co	722
1,383,162		Yamana Gold, Inc	5,817
48,705		Yamato Kogyo Co Ltd	1,579
83,230		Yanbu Cement Co	801
298,832		Yanbu National Petrochemical Co	5,456
246,694		Yara International ASA	12,438
405,974		Yeun Chyang Industrial Co Ltd	472
928,220	*	Yieh Phui Enterprise	847
234,323		Yintai Gold Co Ltd	323
24,655		Yodogawa Steel Works Ltd	546
29,300		YongXing Special Materials Technology Co Ltd	681
9,533	*	Youlchon Chemical Co Ltd	218
423	*	Young Poong Corp	233
1,258,849		Yuen Foong Yu Paper Manufacturing Co Ltd	1,617
414,088		Yule Catto & Co plc	2,236
267,200	*	Yunnan Aluminium Co Ltd	471
59,341		Yunnan Energy New Material Co Ltd	2,329
124,300	*	Yunnan Tin Co Ltd	383
877,216		Zeon Corp	10,139
1,292,500	e	Zhaojin Mining Industry Co Ltd	1,106
86,653		Zhejiang Huayou Cobalt Co Ltd	1,501
206,636		Zhejiang Juhua Co Ltd	419
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
287,318		Zhejiang Longsheng Group Co Ltd	$570
118,420		Zhejiang Satellite Petrochemical Co Ltd	745
66,400	*	Zhejiang Yongtai Technology Co Ltd	534
217,400		Zibo Qixiang Tengda Chemical Co Ltd	359
26,138		Zignago Vetro S.p.A.	514
6,797,232		Zijin Mining Group Co Ltd	8,118
1,418,316		Zijin Mining Group Co Ltd (Class A)	2,165
59,908	*,e	Zymergen, Inc	401
		TOTAL MATERIALS	6,626,973

MEDIA & ENTERTAINMENT - 6.6%
731,805		Activision Blizzard, Inc	48,687
289,079	*	Adevinta ASA	3,840
1,212,191	*,e	Advantage Solutions, Inc	9,722
65,572	*	Affle India Ltd	993
8,784	*	AfreecaTV Co Ltd	1,492
14,251,173	*,e	Alibaba Pictures Group Ltd	1,298
547,955	*,n	Alphabet, Inc (Class A)	1,587,448
569,461	*,n	Alphabet, Inc (Class C)	1,647,787
2,455,093	*	Altice USA, Inc	39,723
485,732	*,e	AMC Entertainment Holdings, Inc	13,212
14,947	*	AMC Networks, Inc	515
1,712	*	APG SGA S.A.	374
173,000	e,g	Archosaur Games, Inc	179
147,636	*	Arnoldo Mondadori Editore S.p.A.	342
533,338	*	Ascential plc	2,933
865,300		Astro Malaysia Holdings BHD	197
106,410		Atresmedia Corp de Medios de Comunicacion S.A.	406
2,831,013	g	Auto Trader Group plc	28,352
53,923		Autohome, Inc (ADR)	1,590
38,459		Avex Group Holdings, Inc	482
1,241,851	*	Baidu, Inc (ADR)	184,775
1,125,500	*	BEC World PCL (Foreign)	475
156,557		Beijing Enlight Media Co Ltd	316
39,187		Beijing Kunlun Tech Co Ltd	143
24,297	*	Believe S.A.	467
8,700	*,e	Bengo4.com, Inc	461
34,910	*	Better Collective A.S.	756
470,667	*,e	Bilibili, Inc (ADR)	21,839
979,589		Bollore	5,479
408,588	*	Borussia Dortmund GmbH & Co KGaA	2,014
15,942	*	Boston Omaha Corp	458
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
536,353		Brightcom Group Ltd	$1,293
11,500	*,e	Bushiroad, Inc	188
5,233		Cable One, Inc	9,228
123,700		Capcom Co Ltd	2,913
2,756	*,e	Cardlytics, Inc	182
169,941	*	Cargurus, Inc	5,717
52,981	*	Cars.com, Inc	852
781,788		carsales.com Ltd	14,285
416,000	g	Cathay Media And Education Group, Inc	106
47,110		CD Projekt Red S.A.	2,241
187,436	*	Charter Communications, Inc	122,203
74,196	*	Cheil Communications, Inc	1,424
161,865	*,†	Chennai Super Kings Cricket Ltd	15
7,820	*	Chicken Soup For The Soul Entertainment, Inc	108
779,358	*,e,g	China Literature Ltd	4,904
46,700		China South Publishing & Media Group Co Ltd	70
24,767	*,e	Cinemark Holdings, Inc	399
136,000	*,e	Cineplex Galaxy Income Fund	1,463
1,175,312	*,e	Cineworld Group plc	513
24,422	*	CJ CGV Co Ltd	513
296,354	*	Clear Channel	981
1,006,000	e	CMGE Technology Group Ltd	400
18,861		Cogeco Communications, Inc	1,502
6,411		Cogeco, Inc	412
147,918	*	COLOPL, Inc	845
9,108		Com2uSCorp	1,210
11,018,668		Comcast Corp (Class A)	554,570
126,963	*	comScore, Inc	424
760,078	e	Corus Entertainment, Inc	2,860
344,572	*	CTS Eventim AG.	25,186
22,136	*,e	CuriosityStream, Inc	131
344,140		CyberAgent, Inc	5,737
291,914		Cyfrowy Polsat S.A.	2,515
43,831		Daiichikosho Co Ltd	1,327
1,095	*	Daily Journal Corp	391
279,111	*	Dena Co Ltd	4,298
310,883		Dentsu, Inc	11,065
4,756	*	Devsisters Co Ltd	421
6,320	e	Digital Bros S.p.A	215
1,966	*	Digital Media Solutions, Inc	9
43,864		Dip Corp	1,493
18,200	e	Direct Marketing MiX, Inc	264
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
155,488	*,e	Discovery, Inc (Class A)	$3,660
297,947	*	Discovery, Inc (Class C)	6,823
279,930	*	DISH Network Corp (Class A)	9,081
695,522		Domain Holdings Australia Ltd	2,857
1,265,124	*,e	DouYu International Holdings Ltd (ADR)	3,340
15,981		Echo Marketing, Inc	224
447,300		Electronic Arts, Inc	58,999
857,725	*,e	Embracer Group AB	9,100
21,735	*	Emerald Holding, Inc	86
186,463	*	Entercom Communications Corp	479
387,639	*	Enthusiast Gaming Holdings, Inc	1,140
488,130		Entravision Communications Corp (Class A)	3,309
251,682	*,e	Eros STX Global Corp	60
139,878		Euromoney Institutional Investor plc	1,764
210,788	e	Eutelsat Communications	2,573
122,848	*	EVENT Hospitality and Entertainment Ltd	1,323
498,903	*	Eventbrite Inc	8,701
62,901	*	EverQuote Inc	985
51,542	*	EW Scripps Co (Class A)	997
2,190,000		Fire Rock Holdings Ltd	304
39,746	*	Fluent, Inc	79
1,050,307		Focus Media Information Technology Co Ltd	1,352
306,390		Fox Corp (Class A)	11,306
146,290		Fox Corp (Class B)	5,013
26,553	*	Frontier Developments plc	640
404,027	*,e	fuboTV, Inc	6,270
61,800		Fuji Television Network, Inc	595
373,273		Future plc	19,325
39,648		Gakken Co Ltd	361
714,942	*	Gannett Co, Inc	3,811
4,270		G-bits Network Technology Xiamen Co Ltd	283
108,365		Giant Network Group Co Ltd	204
7,858	*	Giantstep, Inc	461
10,400	*,e	giftee, Inc	177
1,520,364	*	Glory Sun Land Group Ltd	20
3,937	*	Golfzon co Ltd	578
75,862		Gray Television, Inc	1,529
131,650	e	Gree, Inc	968
2,726,329	e	Grupo Televisa S.A.	5,133
4,138,079		Grupo Televisa SAB (ADR)	38,774
122,043	*	GungHo Online Entertainment Inc	2,743
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
363,437		Hakuhodo DY Holdings, Inc	$6,048
110,515		Hello Group, Inc (ADR)	992
13,953	*	Hemisphere Media Group, Inc	101
54,728	*	Hemnet Group AB	1,013
2,564,600	*	Hong Seng Consolidated Bhd	1,656
1,710,000	*	Huanxi Media Group Ltd	309
42,630	*,g	HUUUGE, Inc	266
4,420,992	*,a,e	HUYA, Inc (ADR)	30,682
18,891	*	HYBE Co Ltd	5,533
46,110	*	Hyundai Hy Communications & Network Co	163
250,520	*	IAC	32,745
5,682,338	*,a,e	iClick Interactive Asia Group Ltd (ADR)	26,196
581,200	*,e,g	iDreamSky Technology Holdings Ltd	466
1,114,000		IGG, Inc	991
614,105	*	iHeartMedia, Inc	12,921
130,700	e,g	IMAX China Holding, Inc	194
41,363	*	Imax Corp	738
89,673		Info Edge India Ltd	6,711
1,739,931	*	Informa plc	12,182
103,000	*	Infracommerce CXAAS S.A.	322
9,794		Innocean Worldwide, Inc	456
68,147	*	Inox Leisure Ltd	324
59,282	*	Integral Ad Science Holding Corp	1,317
64,854		International Games System Co Ltd	1,855
462,994		Interpublic Group of Cos, Inc	17,339
48,787		IPSOS	2,285
209,048	*,e	IQIYI, Inc (ADR)	953
4,404,033	*	ITV plc	6,622
77,416	*	JC Decaux S.A.	1,938
5,533	*	Jcontentree Corp	254
37,415		John Wiley & Sons, Inc (Class A)	2,143
625,000	*,e	Joy Spreader Interactive Technology Ltd	209
40,216		JOYY, Inc (ADR)	1,827
31,657	*	Just Dial Ltd	347
1,467,630	*,e	Juventus Football Club S.p.A.	573
30,977	*	JYP Entertainment Corp	1,318
111,924		Kadokawa Dwango Corp	2,920
778,202	*,e	Kahoot! AS.	4,071
108,914		Kakaku.com, Inc	2,912
225,234		Kakao Corp	21,269
33,434	*	Kakao Games Corp	2,555
82,800	*	Kanzhun Ltd (ADR)	2,888
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
16,895	*,e	Kinepolis Group NV	$1,053
692,910		Kingsoft Corp Ltd	3,048
40,790	e	Koei Tecmo Holdings Co Ltd	1,602
72,857		Konami Corp	3,497
55,417	*,e,g	Krafton, Inc	21,418
24,441	*	KT Skylife Co Ltd	188
467,300	*,g	Kuaishou Technology	4,333
43,076	*	Lagardere S.C.A.	1,191
1,529	*	Liberty Braves Group (Class A)	44
11,032	*	Liberty Braves Group (Class C)	310
23,199	*	Liberty Broadband Corp (Class A)	3,733
132,204	*	Liberty Broadband Corp (Class C)	21,298
23,869	*	Liberty Media Group (Class A)	1,416
239,623	*	Liberty Media Group (Class C)	15,154
86,369	*	Liberty SiriusXM Group (Class A)	4,392
150,335	*	Liberty SiriusXM Group (Class C)	7,645
24,444	*	Liberty TripAdvisor Holdings, Inc	53
423,098	*,e	Lions Gate Entertainment Corp (Class A)	7,040
427,434	*	Lions Gate Entertainment Corp (Class B)	6,578
132,928	*	Live Nation, Inc	15,910
587,114	*	LiveOne, Inc	751
18,899	*	Loyalty Ventures, Inc	568
34,172		M6-Metropole Television	669
17,456	*	Madison Square Garden Co	3,033
21,901	*	Madison Square Garden Entertainment Corp	1,540
758,461	*,e	Magnite, Inc	13,273
1,578,075	*	Mail.Ru Group Ltd (GDR)	18,290
535,100		Major Cineplex Group PCL (Foreign)	320
115,922		Mango Excellent Media Co Ltd	1,041
21,039	*,e	Marcus Corp	376
1,585,187	*	Match Group, Inc	209,641
100,783	*,e	Media and Games Invest plc	494
7,414,798		Media Nusantara Citra Tbk PT	468
3,068	*	MediaAlpha, Inc	47
203,549	*	Mediaset Espana Comunicacion SA	956
358,799	e	Megacable Holdings SAB de C.V.	1,222
2,399,500	*,g	Meitu, Inc	477
533,500		Meliuz S.A.	310
3,979,559	*	Meta Platforms, Inc.	1,338,525
386,789	*,e	MFE-MediaForEurope NV	394
386,789	e	MFE-MediaForEurope NV	547
53,890		Mixi Inc	944
19,519,300	*	MNC Vision Networks Tbk PT	230
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
506,697	*,e,g	Mobvista, Inc	$448
121,791	*	Modern Times Group AB (B Shares)	1,240
419,641		MultiChoice Group Ltd	3,217
63,900		NanJi E-Commerce Co Ltd	69
57,631		National CineMedia, Inc	162
117,513	*	Naver Corp	37,301
7,816	*	Nazara Technologies Ltd	240
11,963	*	NCsoft	6,462
14,392	*	Neowiz	436
11,950	*	Neptune Co	281
263,634		NetDragon Websoft, Inc	620
2,915,530		NetEase, Inc	58,948
580,224	*	Netflix, Inc	349,550
15,045	*,g	Netmarble Corp	1,580
4,311		New Work SE	1,067
157,130	e	New York Times Co (Class A)	7,589
517,057		News Corp (Class A)	11,536
116,010		News Corp (Class B)	2,610
749,378		Nexon Co Ltd	14,490
37,868		Nexstar Media Group Inc	5,717
20,640	*	NHN Corp	781
1,762,916		Nine Entertainment Co Holdings Ltd	3,726
178,630	n	Nintendo Co Ltd	83,573
69,000		Nippon Television Network Corp	700
89,449	*	Nordic Entertainment Group AB	4,635
202,523		Omnicom Group, Inc	14,839
786,193	*	oOh!media Ltd	969
4,289	*	Outbrain, Inc	60
53,670	e	Paradox Interactive AB	1,060
20,619	*	Pearl Abyss Corp	2,396
828,942		Pearson plc	6,877
115,534		Perfect World Co Ltd	368
47,815	*	Perion Network Ltd	1,160
602,055	*	Pinterest, Inc	21,885
2,265,777	*	Plan B Media PCL	519
100,201	*	Playtika Holding Corp	1,732
1,128		PlayWay S.A.	117
120,000	*,e	PR Times, Inc	3,174
203,425		ProSiebenSat. Media AG.	3,232
61,008		Proto Corp	729
299,042		Publicis Groupe S.A.	20,148
48,718	*	PVR Ltd	849
145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
202,594		Quebecor, Inc	$4,573
105,452	*	QuinStreet, Inc	1,918
106,710	g	RAI Way S.p.A	632
55,981		REA Group Ltd	6,826
11,064	e	Remedy Entertainment Oyj	500
1,232,870		Rightmove plc	13,304
192,804	*	ROBLOX Corp	19,890
174,913	*	Roku, Inc	39,915
48,649	e,g	Rovio Entertainment Oyj	364
520,500	*	RS PCL	338
336,214	*	S4 Capital plc	2,902
101,132		Sanoma-WSOY Oyj	1,561
6,995		Saregama India Ltd	492
39,146	*	Saudi Research & Marketing Group	2,041
80,016		Schibsted ASA	3,085
108,202		Schibsted ASA (B Shares)	3,649
23,043		Scholastic Corp	921
313,300	g	Scout24 AG.	21,877
174,073	*,n	Sea Ltd (ADR)	38,942
366,825		Seek Ltd	8,745
2,258,400		Septeni Holdings Co Ltd	9,548
706,862		SES S.A.	5,602
558,936		Shaw Communications, Inc (B Shares)	16,963
11,301	*	Shochiku Co Ltd	1,180
36,001	e	Sinclair Broadcast Group, Inc (Class A)	951
1,958,200	e	Singapore Press Holdings Ltd	3,381
827,056	e	Sirius XM Holdings, Inc	5,252
293,093	*,e	Skillz, Inc	2,181
786,900		Sky Perfect Jsat Corp	2,873
20,675	*	SM Entertainment Co	1,289
617,600	*,†,e	SMI Holdings Group Ltd	1
295,952	*	Snap, Inc	13,919
58,705		Societe Television Francaise 1	583
67,540		Soft-World International Corp	240
31,241	*,e	Sohu.com Ltd (ADR)	509
318,354		Southern Cross Media Group	449
169,728	*	Spotify Technology S.A.	39,721
59,500		Square Enix Co Ltd	3,052
98,480	*	Stagwell, Inc	854
370,152	*,e	Stillfront Group AB	1,975
171,494	*,e	Storytel AB	3,120
34,464		Stroer Out-of-Home Media AG.	2,719
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
133,235	*	Sumo Group plc	$925
83,089		Sun TV Network Ltd	558
19,585,000	*	Surya Citra Media Tbk PT	449
131,922	*	Taboola.com Ltd	1,026
589,610	*	Take-Two Interactive Software, Inc	104,785
3,630	*	Tamedia AG.	623
160,211	*	Team17 Group plc	1,691
233,545	*	Technicolor S.A.	748
50,864	*,e	TechTarget, Inc	4,866
194,397		TEGNA, Inc	3,608
54,510		Telenet Group Holding NV	1,989
3,918		TEN Square Games S.A.	338
11,028,759		Tencent Holdings Ltd	643,540
471,697	*	Tencent Music Entertainment (ADR)	3,231
24,336	*,e	Thinkific Labs, Inc	171
23,594	*	Thryv Holdings, Inc	970
7,484		Toei Co Ltd	1,143
90,645		Toho Co Ltd	3,879
44,300		Tokyo Broadcasting System, Inc	642
257,400	*	Tongdao Liepin Group	625
134,905	*	Tremor International Ltd	1,012
345,309		Trinity Mirror plc	1,320
93,553	*	TripAdvisor, Inc	2,550
97,484	*	TrueCar, Inc	331
1,080,361	*,e,g	Trustpilot Group plc	4,784
24,551		TV Asahi Corp	306
473,038	*	TV18 Broadcast Ltd	285
1,749,867	*	Twitter, Inc	75,629
100,669	*	Ubisoft Entertainment	4,911
1,553,844	e	Universal Music Group NV	43,837
20,758		ValueCommerce Co Ltd	808
32,335	*	Vector, Inc	330
3,623,500		VGI PCL	716
9,602	n	ViacomCBS, Inc (Class A)	320
586,715	n	ViacomCBS, Inc (Class B)	17,707
447,405	*	Vimeo, Inc	8,035
5,840,000	e	Viva China Holdings Ltd	1,153
1,617,119		Vivendi Universal S.A.	21,875
3,460,304	*,n	Walt Disney Co	535,966
15,043	*	Webzen, Inc	365
46,326	*,e	Weibo Corp (ADR)	1,435
20,096		WeMade Entertainment Co Ltd	2,999
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
159,618	*	WideOpenWest, Inc	$3,435
42,929	e	World Wrestling Entertainment, Inc (Class A)	2,118
1,613,444		WPP plc	24,569
139,523		Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co Ltd	592
25,559	*	Wysiwyg Studios Co Ltd	852
208,800	*,e	XD, Inc	1,060
717,570	*	Yandex NV	43,413
230,829	*	Yelp, Inc	8,365
11,567	*	YG Entertainment, Inc	540
514,679		YouGov plc	11,064
2,860,239		Z Holdings Corp	16,504
940,285		ZEE Telefilms Ltd	4,043
36,550		Zenrin Co Ltd	316
613,213	*	Zhejiang Century Huatong Group Co Ltd	809
72,548	*	Ziff Davis Inc	8,043
594,798	*	ZoomInfo Technologies, Inc	38,186
996,310	*	Zynga, Inc	6,376
		TOTAL MEDIA & ENTERTAINMENT	9,176,373

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.8%
44,013	*	10X Genomics, Inc	6,556
20,375	*	2seventy bio, Inc	522
1,030,151	*,g	3SBio, Inc	858
34,092	*	4D Molecular Therapeutics, Inc	748
28,478	*,e	89bio, Inc	372
1,517,720	*,e	9 Meters Biopharma, Inc	1,485
36,099	*	Aarti Drugs Ltd	264
32,169	*,e	AB Science S.A.	440
5,672,714		AbbVie, Inc	768,085
262,032	*	Abcam plc	6,146
30,048	*	ABLBio, Inc	558
6,298	*,e	Absci Corp	52
130,853	*	Acadia Pharmaceuticals, Inc	3,054
118,961	*,e	Aclaris Therapeutics, Inc	1,730
4,587	*	Acumen Pharmaceuticals, Inc	31
9,334	*	Adagio Therapeutics, Inc	68
105,789	*	Adaptive Biotechnologies Corp	2,968
89,934		Adcock Ingram Holdings Ltd	285
19,082	*,e	Adicet Bio, Inc	334
319,000		Adimmune Corp	515
87,552	*	Adverum Biotechnologies, Inc	154
40,672	*	Aeglea BioTherapeutics, Inc	193
148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
51,544	*,e	Aerie Pharmaceuticals, Inc	$362
4,767	*,e	Aerovate Therapeutics, Inc	56
169,979	*	Affimed NV	938
663,192	*	Agenus, Inc	2,135
124,938		Agilent Technologies, Inc	19,946
69,567	*	Agios Pharmaceuticals, Inc	2,287
28,182		Ajanta Pharma Ltd	847
91,603	*	Akebia Therapeutics, Inc	207
7,803	*	Akero Therapeutics, Inc	165
283,000	*,e,g	Akeso, Inc	1,234
24,532	*,e	Akouos, Inc	209
2,892	*	Akoya Biosciences, Inc	44
4,729	*	Albireo Pharma, Inc	110
75,281	*,†,e	Alder Biopharmaceuticals Inc	66
95,376	*,e	Aldeyra Therapeutics, Inc	382
126,132	*	Alector, Inc	2,605
63,140		Alembic Pharmaceuticals Ltd	680
3,039	*	Aligos Therapeutics, Inc	36
8,005	*	ALK-Abello AS	4,203
455,457	*	Alkermes plc	10,594
3,750	*	Allakos, Inc	37
1,284,421		Alliance Pharma plc	1,904
78,370	*	Allogene Therapeutics, Inc	1,169
2,947	*	Allovir, Inc	38
90,097		Almirall S.A.	1,151
301,849	*	Alnylam Pharmaceuticals, Inc	51,188
17,561	*	Alpha Teknova, Inc	360
410,000	*,e,g	Alphamab Oncology	716
2,057	*,e	Alpine Immune Sciences, Inc	28
19,375	*	Alteogen, Inc	1,232
1,290,611	*,e	Altimmune, Inc	11,822
2,014	*	ALX Oncology Holdings, Inc	43
153,673		Amgen, Inc	34,572
45,062	*	Amicogen, Inc	1,201
563,843	*	Amicus Therapeutics, Inc	6,512
1,125,903	*	Amneal Pharmaceuticals, Inc	5,393
121,313	*	Amphastar Pharmaceuticals, Inc	2,825
31,584	*,e	Ampio Pharmaceuticals, Inc	18
103,999	*	AnaptysBio, Inc	3,614
5,598	*,e	Anavex Life Sciences Corp	97
158,172	*,e	AnGes MG, Inc	529
3,494	*	Angion Biomedica Corp	10
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,070	*	ANI Pharmaceuticals, Inc	$418
13,175	*	Anika Therapeutics, Inc	472
27,725	*,e	Annexon, Inc	319
769,434	*	Antares Pharma, Inc	2,747
214,000	*,g	Antengene Corp Ltd	269
8,216	*	Anterogen Co Ltd	443
1,287,120	*,†	Anxin-China Holdings Ltd	2
59,495	*	Apellis Pharmaceuticals, Inc	2,813
62,971		Apeloa Pharmaceutical Co Ltd	347
2,337	*	Applied Molecular Transport, Inc	33
6,867	*	Applied Therapeutics, Inc	61
16,350	*	AptaBio Therapeutics, Inc	510
38,465	*,e	AquaBounty Technologies, Inc	81
329,368	*,e	Arbutus Biopharma Corp	1,281
25,287	*,e	Arcturus Therapeutics Holdings, Inc	936
39,884	*	Arcus Biosciences, Inc	1,614
67,876	*	Arcutis Biotherapeutics, Inc	1,408
31,095	*	Ardelyx, Inc	34
288,793	*	Arena Pharmaceuticals, Inc	26,840
69,894	*	Argenx SE	24,855
17,020	*	Argenx SE	6,110
125,318	*	Arrowhead Pharmaceuticals Inc	8,309
104,684	*	Arvinas, Inc	8,599
158,400	*,e,g	Ascentage Pharma Group International	573
423,160		Aspen Pharmacare Holdings Ltd	5,960
2,185,884		Astellas Pharma, Inc	35,576
5,829		AstraZeneca Pharma India Ltd	243
4,526,831		AstraZeneca plc	528,595
2,190,288	e	AstraZeneca plc (ADR)	127,584
16,716		Asymchem Laboratories Tianjin Co Ltd	1,141
306,200	*	Atara Biotherapeutics, Inc	4,826
53,140	*	Atea Pharmaceuticals, Inc	475
122,607	*,e	Athenex, Inc	167
63,367	*,e	Athersys, Inc	57
29,485	*,e	Athira Pharma, Inc	384
106,003	*,e	Atossa Therapeutics, Inc	170
58,530	*,e	Atreca, Inc	177
2,047	*	Aura Biosciences, Inc	35
210,516		Aurobindo Pharma Ltd	2,075
238,270	*,e	Aurora Cannabis, Inc	1,290
293,590	*,e	Avacta Group plc	502
431,817	*	Avalo Therapeutics, Inc	734
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,400,239	*	Avantor, Inc	$185,426
250,573	*	Avid Bioservices, Inc	7,312
24,247	*	Avidity Biosciences, Inc	576
3,710	*,e	Avita Medical, Inc	44
36,308	*	Avrobio, Inc	140
203,951	*,e	Axsome Therapeutics, Inc	7,705
8,345		Bachem Holding AG.	6,535
14,592	*,e	Basilea Pharmaceutica	654
376,362	*	Bausch Health Cos, Inc	10,396
77,664	*	Bavarian Nordic AS	3,190
871,053		Bayer AG.	46,518
41,330	*	Beam Therapeutics, Inc	3,294
33,758	*	BeiGene Ltd (ADR)	9,146
35,391		Beijing Tiantan Biological Products Corp Ltd	161
275,000	e	Beijing Tong Ren Tang Chinese Medicine Co Ltd	473
27,500		Beijing Wantai Biological Pharmacy Enterprise Co Ltd	957
78,974	*	Berkeley Lights, Inc	1,436
15,861		Betta Pharmaceuticals Co Ltd	199
134,694	*,e	Beyondspring Inc	610
18,220		BGI Genomics Co Ltd	251
27,168	*	Binex Co Ltd	347
64,000	*,g	BioArctic AB	844
1,513	*	BioAtla, Inc	30
477,426	*	Biocon Ltd	2,337
435,474	*,e	BioCryst Pharmaceuticals, Inc	6,031
442,933	*	BioDelivery Sciences International, Inc	1,373
20,705	e	Biogaia AB (B Shares)	1,185
137,755	*	Biogen, Inc	33,050
43,559	*	Biohaven Pharmaceutical Holding Co Ltd	6,003
276,683	*	BioMarin Pharmaceutical, Inc	24,445
2,707	*,e	Biomea Fusion, Inc	20
25,524	*,e	Bionano Genomics, Inc	76
22,486	*	Bioneer Corp	919
3,642	*	BioNTech SE (ADR)	939
14,533	*	Bio-Rad Laboratories, Inc (Class A)	10,981
107,171		Biotage AB	3,101
17,631		Bio-Techne Corp	9,121
1,566	*,e	Bioxcel Therapeutics Inc	32
22,766	*	Black Diamond Therapeutics, Inc	121
36,300		Blau Farmaceutica S.A.	237
61,152	*	Bluebird Bio, Inc	611
135,216	*	Blueprint Medicines Corp	14,483
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,035		Boiron S.A.	$205
22,648	*,e	Bolt Biotherapeutics, Inc	111
28,184	*	Boryung Pharmaceutical Co Ltd	345
37,126	*,e	Bridgebio Pharma, Inc	619
4,039,712		Bristol-Myers Squibb Co	251,876
7,191	*,e	Brooklyn ImmunoTherapeutics, Inc	30
87,213		Bruker BioSciences Corp	7,318
46,134		Bukwang Pharmaceutical Co Ltd	500
47,800	*	Burning Rock Biotech Ltd (ADR)	456
35,473	*	C4 Therapeutics, Inc	1,142
32,559	*,e	Calliditas Therapeutics AB	406
39,809	*,e	Camurus AB	664
289,477	*,e	Canopy Growth Corp (Toronto)	2,526
56,275	*,e,g	CanSino Biologics, Inc	1,301
5,990	*	CanSino Biologics, Inc	282
19,610		Caplin Point Laboratories Ltd	226
133,349	*	Cara Therapeutics, Inc	1,624
137,452	*,e	Cardiff Oncology, Inc	826
130,141	*	CareDx, Inc	5,919
3,495		Caregen Co Ltd	195
9,320	*	Caribou Biosciences, Inc	141
51,150	*,e	Cassava Sciences, Inc	2,235
274,800	*	Catalent, Inc	35,183
191,414	*	Catalyst Pharmaceuticals, Inc	1,296
1,838	*	Celcuity, Inc	24
11,115	*	Celldex Therapeutics, Inc	429
37,016	*,e	Cellectis S.A.	306
6,797	*	Cellid Co Ltd	280
39,881	*	CELLINK AB	1,219
18,248	*	Cellivery Therapeutics, Inc	670
6,000	*,e	CellSource Co Ltd	283
11,543	*	Celltrion Pharm Inc	1,207
113,663	e	Celltrion, Inc	18,921
26,517		Celon Pharma S.A.	218
8,498	*,e	CEL-SCI Corp	60
385,263		Center Laboratories, Inc	841
5,678	*,e	Century Therapeutics, Inc	90
4,723	*	Cerevel Therapeutics Holdings, Inc	153
15,114		Changchun High & New Technology Industry Group, Inc	644
97,349	*	Charles River Laboratories International, Inc	36,679
190,511	*	ChemoCentryx, Inc	6,937
37,595		Chemometec A.S.	4,761
152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
120,061	*	Chimerix, Inc	$772
1,163,500	e	China Grand Pharmaceutical and Healthcare Holdings Ltd	964
1,021,660		China Medical System Holdings Ltd	1,708
65,820		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	354
462,560		China Shineway Pharmaceutical Group Ltd	410
58,764	*	Chinook Therapeutics, Inc	958
7,404	*	Chong Kun Dang Pharmaceutical Corp	690
62,980		Chongqing Zhifei Biological Products Co Ltd	1,231
13,819	*	Choongwae Pharma Corp	265
312,686	*,e	ChromaDex Corp	1,169
343,406		Chugai Pharmaceutical Co Ltd	11,194
446,509		Cipla Ltd	5,664
111,463	*,e	Citius Pharmaceuticals, Inc	172
3,094,000	e	CK Life Sciences International Holdings, Inc	294
9,123	*,e	Clene, Inc	37
153,927	e	Clinigen Group plc	1,907
50,612		Clinuvel Pharmaceuticals Ltd	1,000
8,980	*,e	Clovis Oncology, Inc	24
108,238	*	CMG Pharmaceutical Co Ltd	349
1,397	*,e	Codex DNA, Inc	15
123,861	*	Codexis, Inc	3,873
2,825	*,e	Codiak Biosciences, Inc	31
28,586	*,e	Cogent Biosciences, Inc	245
115,317	*	Coherus Biosciences, Inc	1,840
3,209	*	Collegium Pharmaceutical, Inc	60
272,235	*	Columbia Care, Inc	775
110,525	*,e	Compugen Ltd	475
8,212	*	Corcept Therapeutics, Inc	163
86,638	*,e	CorMedix Inc	394
1,576	*,e	Cortexyme Inc	20
10,218	*,e	COSMO Pharmaceuticals NV	734
9,170	*	Crinetics Pharmaceuticals, Inc	261
246,061	*,e	Cronos Group, Inc	969
530,464		CSL Ltd	112,193
6,660,054		CSPC Pharmaceutical Group Ltd	7,252
799,500	*,g	CStone Pharmaceuticals	848
2,315	*	Cue Biopharma, Inc	26
41,943	*,e	Cullinan Oncology, Inc	647
13,876	*,e	CureVac NV	476
18,014	*	Curis, Inc	86
69,704	*,e	Cymabay Therapeutics, Inc	236
3,661	*	Cyteir Therapeutics, Inc	42
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
34,017	*,e	Cytek Biosciences, Inc	$555
36,502	*	Cytokinetics, Inc	1,664
14,994	*	CytomX Therapeutics, Inc	65
83,371		Da An Gene Co Ltd of Sun Yat-Sen University	262
94,972	*	Daewoong Co Ltd	2,478
9,678	*	Daewoong Pharmaceutical Co Ltd	1,202
3,556,701		Daiichi Sankyo Co Ltd	90,523
1,200,730		Danaher Corp	395,052
5,158	*,e	Day One Biopharmaceuticals, Inc	87
693,138		Dechra Pharmaceuticals plc	50,096
9,932	*	Deciphera Pharmaceuticals, Inc	97
75,939	*	Denali Therapeutics, Inc	3,387
68,694		Dermapharm Holding SE	6,975
1,982	*,e	DermTech, Inc	31
8,109	*	Design Therapeutics, Inc	174
5,832	*	DICE Therapeutics, Inc	148
274,521		Divi S Laboratories Ltd	17,252
3,701		Dong-A Pharmaceutical Co Ltd	357
4,841	*	Dong-A ST Co Ltd	291
43,371		Dong-E-E-Jiao Co Ltd	332
24,894	*	DongKook Pharmaceutical Co Ltd	456
18,490	*	Dongwha Pharm Co Ltd	227
249,583		Dr Reddy’s Laboratories Ltd	16,446
105,242		Dr Reddys Laboratories Ltd (ADR)	6,884
396,000		Duopharma Biotech Bhd	160
198,444	*,e	Durect Corp	196
498,566	*,e	Dynavax Technologies Corp	7,015
27,074	*,e	Dyne Therapeutics, Inc	322
6,198	*	Eagle Pharmaceuticals, Inc	316
4,585	*	Edgewise Therapeutics, Inc	70
130,931	*	Editas Medicine, Inc	3,476
32,944	*	Eiger BioPharmaceuticals, Inc	171
164,000	*	EirGenix, Inc	661
341,018		Eisai Co Ltd	19,359
458,837	*	Elanco Animal Health, Inc	13,022
1,233,294		Eli Lilly & Co	340,660
3,590	*,e	Eliem Therapeutics, Inc	38
58,580	*	Emergent Biosolutions, Inc	2,546
15,380	*	Enanta Pharmaceuticals, Inc	1,150
106,995	*	Endo International plc	402
3,315	*	Entrada Therapeutics, Inc	57
11,580	*	Enzychem Lifesciences Corp	535
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
14,642	*	Epizyme, Inc	$37
9,872	*,e	Erasca, Inc	154
69,417	*	Ergomed plc	1,409
37,497	g	Eris Lifesciences Ltd	383
4,127	*,e	Esperion Thereapeutics, Inc	21
294,000		Essex Bio-technology Ltd	187
64,132	*	Eubiologics Co Ltd	1,891
192,351		Eurofins Scientific SE	23,831
4,562	*,e	Evelo Biosciences, Inc	28
29,000	*	Ever Supreme Bio Technology Co Ltd	220
163,000	*,g	Everest Medicines Ltd	729
250,248	*,e	Evolus, Inc	1,629
160,074	*	Evotec AG.	7,727
131,162	*	Exact Sciences Corp	10,208
7,924	*	Exagen, Inc	92
350,235	*,e	Exelixis, Inc	6,402
20,498	*	EyePoint Pharmaceuticals, Inc	251
587,241		Faes Farma S.A. (Sigma)	2,330
172,336	*	Fate Therapeutics, Inc	10,083
53,635	*	FDC Ltd	219
14,157	*	FibroGen, Inc	200
6,860	*	Finch Therapeutics Group, Inc	68
675,335	*,e	Fluidigm Corp	2,647
15,447	*,e	Foghorn Therapeutics, Inc	353
29,293	*	Forma Therapeutics Holdings, Inc	417
7,481	*,e	Forte Biosciences, Inc	16
12,298	*	Fortress Biotech, Inc	31
32,514	*,e	Frequency Therapeutics, Inc	167
52,849	*,e	Fulcrum Therapeutics, Inc	935
103,108	*,e	G1 Therapeutics, Inc	1,053
1,962	*,e	Galapagos NV	109
53,998	*	Galapagos NV	3,026
25,368	*,e	Gemini Therapeutics, Inc	74
74,755	*	GeneOne Life Science, Inc	1,019
6,749	*	Generation Bio Co	48
18,800	*,e	Genetron Holdings Ltd (ADR)	115
20,339	*	Genexine Co Ltd	995
337,039	*	Genmab A.S. (ADR)	13,333
156,341	*	Genmab AS	62,404
871,456	e	Genomma Lab Internacional S.A. de C.V.	914
173,500	*,e,g	Genor Biopharma Holdings Ltd	158
1,359,386	*	Genscript Biotech Corp	6,015
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
79,943		Genus plc	$5,362
272,954	*,e	Geron Corp	333
71,559		Gerresheimer AG.	6,880
3,307,735		Gilead Sciences, Inc	240,175
36,902		GlaxoSmithKline Pharmaceuticals Ltd	871
2,388,577		GlaxoSmithKline plc	52,006
203,848		Glenmark Pharmaceuticals Ltd	1,448
59,738	*	Global Blood Therapeutics, Inc	1,749
45,601	*,e	GNI Group Ltd	588
57,238	*	Gossamer Bio, Inc	647
143,299		Granules India Ltd	646
7,827	*	Graphite Bio, Inc	97
3,770	*	Green Cross Corp	690
22,595	*	Green Cross Holdings Corp	515
10,178	*	Green Cross LabCell Corp	869
663	*	Greenwich Lifesciences, Inc	16
80,693	e	Grifols S.A.	1,553
177,145	*	Gritstone Oncology, Inc	2,278
3,195	*,e	GT Biopharma, Inc	10
87,812		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	471
84,597		H Lundbeck AS	2,178
414,658	*	Halozyme Therapeutics, Inc	16,673
33,628	*	Hanall Biopharma Co Ltd	594
10,721		Hangzhou Tigermed Consulting Co Ltd	215
88,053	g	Hangzhou Tigermed Consulting Co Ltd (Hong Kong)	1,117
4,361	*	Hanmi Pharm Co Ltd	1,012
48,076	*	Hansa Biopharma AB	471
879,839	g	Hansoh Pharmaceutical Group Co Ltd	2,148
183,523	*,e	Harmony Biosciences Holdings, Inc	7,825
3,112	*	Harpoon Therapeutics, Inc	23
9,376	*	Harvard Bioscience, Inc	66
160,500		Haw Par Corp Ltd	1,353
19,900	*	HEALIOS KK	222
38,958	*	Helixmith Co Ltd	743
307,442	*,e	Heron Therapeutics, Inc	2,807
573,245	*,e	HEXO Corp	399
38,665		Hikal Ltd	273
47,701		Hikma Pharmaceuticals plc	1,433
76,500		Hisamitsu Pharmaceutical Co, Inc	2,643
7,532	*	HK inno N Corp	333
41,920	*	Homology Medicines, Inc	153
120,577	*	Hookipa Pharma, Inc	281
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,613,521	*	Horizon Therapeutics Plc	$173,873
2,548,684	*,†,e	Hua Han Health Industry Holdings Ltd	20
704,500	*,g	Hua Medicine	343
77,920		Hualan Biological Engineering, Inc	356
7,293	*	Hugel, Inc	941
3,604	*,e	Humanigen, Inc	13
74,354		Humanwell Healthcare Group Co Ltd	263
7,337		Huons Co Ltd	294
6,421		Huons Global Co Ltd	207
59,780	*	Hutchison China MediTech Ltd (ADR)	2,097
261,344		Hypermarcas S.A.	1,323
229,322	*,e	iBio, Inc	126
56,734	*	ICON plc	17,571
6,410	*	Icosavax, Inc	147
29,180	*	Ideaya Biosciences, Inc	690
133,053	*,e	Idorsia Ltd	2,711
854	*,e	IGM Biosciences, Inc	25
22,433	*	Ikena Oncology, Inc	281
300,808	*	Illumina, Inc	114,439
42,944	*	Ilyang Pharmaceutical Co Ltd	1,011
27,300	*	I-Mab (ADR)	1,294
4,754	*	Imago Biosciences, Inc	113
14,900		Imeik Technology Development Co Ltd	1,253
3,900	*	Immuneering Corp	63
38,520	*	Immunic, Inc	369
67,420	*,e	ImmunityBio, Inc	410
223,471	*	Immunogen, Inc	1,658
110,000	*,e	Immunotech Biopharm Ltd	238
96,368	*,e	Immunovant, Inc	821
1,889	*,e	Impel Neuropharma, Inc	16
6,074,528	*	Imugene Ltd	1,767
146,004	*	Incyte Corp	10,717
887,314	*	Indivior plc	3,087
13,956	*,e	Infinity Pharmaceuticals, Inc	31
2,444	*	Inhibrx, Inc	107
564,000	*,g	InnoCare Pharma Ltd	1,107
1,167,073	*,g	Innovent Biologics, Inc	7,227
346,254	*	Innoviva, Inc	5,973
68,197	*,e	Inotiv, Inc	2,869
186,657	*,e	Inovio Pharmaceuticals, Inc	931
13,924	*	Inozyme Pharma, Inc	95
112,892	*	Insmed, Inc	3,075
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
27,361	*,e	Instil Bio, Inc	$468
123,749	*	Intellia Therapeutics, Inc	14,632
2,287	*,e	Intercept Pharmaceuticals, Inc	37
6,780	*	Intra-Cellular Therapies, Inc	355
27,449	*	iNtRON Biotechnology, Inc	485
297,925	*,e	Invitae Corp	4,549
26,008		IOL Chemicals and Pharmaceuticals Ltd	168
81,235	*	Ionis Pharmaceuticals, Inc	2,472
306,259	*	Iovance Biotherapeutics, Inc	5,846
245,898		Ipca Laboratories Ltd	7,156
10,259		Ipsen	939
435,713	*	IQVIA Holdings, Inc	122,932
907,523	*	Ironwood Pharmaceuticals, Inc	10,582
381	*,e	IsoPlexis Corp	4
41,577	*	iTeos Therapeutics, Inc	1,936
143,498	*	IVERIC bio, Inc	2,399
6,314	*,e	Janux Therapeutics, Inc	125
83,235	*	Jazz Pharmaceuticals plc	10,604
37,962		JB Chemicals & Pharmaceuticals Ltd	907
79,044		JCR Pharmaceuticals Co Ltd	1,531
6,413	*	Jeil Pharmaceutical Co Ltd	182
288,511		Jiangsu Hengrui Medicine Co Ltd	2,299
3,709,292		Johnson & Johnson	634,549
134,758		Joincare Pharmaceutical Group Industry Co Ltd	272
13,080		Joinn Laboratories China Co Ltd	237
78,373	*	Jounce Therapeutics, Inc	654
68,170		Jubilant Organosys Ltd	537
168,500	*,e,g	JW Cayman Therapeutics Co Ltd	291
43,879		Kaken Pharmaceutical Co Ltd	1,607
30,705	*,e	Kala Pharmaceuticals, Inc	37
23,518,206		Kalbe Farma Tbk PT	2,665
4,800	*,e	Kaleido Biosciences Inc	11
3,608	*	KalVista Pharmaceuticals Inc	48
71,304	*	Karo Pharma AB	473
2,341	*	Karuna Therapeutics, Inc	307
92,766	*,e	Karyopharm Therapeutics, Inc	596
16,934	*,e	KemPharm, Inc	147
18,039	*,e	Keros Therapeutics, Inc	1,055
73,224	*	Kezar Life Sciences, Inc	1,224
15,893	*	Kiniksa Pharmaceuticals Ltd	187
22,169	*,e	Kinnate Biopharma, Inc	393
34,800		Kissei Pharmaceutical Co Ltd	683
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
128,528	*	Knight Therapeutics, Inc	$539
3,359	*	Kodiak Sciences, Inc	285
41,908	*	Komipharm International Co Ltd	302
9,411	*	Korea United Pharm Inc	374
53,234	*,e	Kronos Bio, Inc	723
10,935	*	Krystal Biotech Inc	765
17,946		Kukjeon Pharmaceutical Co Ltd	165
56,670	*	Kura Oncology, Inc	793
16,426	*	Kymera Therapeutics, Inc	1,043
49,781		Kyorin Co Ltd	799
493,215		Kyowa Hakko Kogyo Co Ltd	13,448
14,881		L&C Bio Co Ltd	457
34,645		Laboratorios Farmaceuticos Rovi S.A	2,911
1,563	*	Landos Biopharma, Inc	8
364,222	g	Laurus Labs Ltd	2,635
52,640	*,e	Legend Biotech Corp (ADR)	2,454
21,599	*	LegoChem Biosciences, Inc	1,011
46,027	*	Lexicon Pharmaceuticals, Inc	181
12,056	*	Ligand Pharmaceuticals, Inc (Class B)	1,862
119,731	*,e	Lineage Cell Therapeutics, Inc	293
46,617		Livzon Pharmaceutical Group, Inc	294
281,024		Lonza Group AG.	233,977
100,000		Lotus Pharmaceutical Co Ltd	352
163,894		Lupin Ltd	2,091
1,943,000	*,e,g	Luye Pharma Group Ltd	886
11,347	*	Lyell Immunopharma, Inc	88
68,188	*	MacroGenics, Inc	1,094
23,717	*	Madrigal Pharmaceuticals, Inc	2,010
8,167	*	Magenta Therapeutics, Inc	36
1,385,183	*,e	MannKind Corp	6,053
160,632	*	Maravai LifeSciences Holdings, Inc	6,730
2,983	*,e	Marinus Pharmaceuticals, Inc	35
79,776	*,e	MaxCyte, Inc	813
1,702,337	*	Mayne Pharma Group Ltd	366
162,000	*	Medigen Vaccine Biologics Corp	1,751
47,684	*	Medpace Holdings, Inc	10,378
14,546	*	MedPacto, Inc	715
5,340	*	Medy-Tox, Inc	645
273,130		Mega Lifesciences PCL	413
15,288	*	MEI Pharma, Inc	41
25,638	*	MeiraGTx Holdings plc	609
2,951,280		Merck & Co, Inc	226,186
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
593,981		Merck KGaA	$152,806
7,825		Merck Ltd	562
47,316	*	Mersana Therapeutics, Inc	294
705,560	*,e	Mesoblast Ltd	716
26,961	*	Mettler-Toledo International, Inc	45,758
7,269	*	Mezzion Pharma Co Ltd	1,327
41,188	*,e	MiMedx Group, Inc	249
664,772	*,e	Mind Medicine MindMed, Inc	917
420,716	*,e	Mind Medicine MindMed, Inc	575
41,527	*	Mirati Therapeutics, Inc	6,092
3,533	*	Mirum Pharmaceuticals, Inc	56
27,091	*,e	Mithra Pharmaceuticals S.A.	615
29,075		Mochida Pharmaceutical Co Ltd	880
296,703	*	Moderna, Inc	75,357
17,929	*,e	Molecular Partners AG.	351
6,378	*,e	Molecular Templates, Inc	25
5,569	*,e	Monte Rosa Therapeutics, Inc	114
10,872	*	Morphic Holding, Inc	515
91,387	*	Morphosys AG.	3,461
258,819	*,e	Mustang Bio, Inc	430
67,779	*	Myriad Genetics, Inc	1,871
42,487		Nanjing King-Friend Biochemical Pharmaceutical Co Ltd	280
78,795	*	NanoString Technologies, Inc	3,328
99,580		Natco Pharma Ltd	1,210
164,078	*	Natera, Inc	15,323
51,808	*	Naturecell Co Ltd	774
134,857	*	Nektar Therapeutics	1,822
63,259	*	NeoGenomics, Inc	2,158
27,996	*	Neoleukin Therapeutics, Inc	135
74,906	*	Neurocrine Biosciences, Inc	6,380
9,179	*	NexImmune, Inc	42
159,913	*	NGM Biopharmaceuticals Inc	2,832
42,062	*	NH Special Purpose Acquisition 11 Co Ltd	989
50,002		Nichi-iko Pharmaceutical Co Ltd	307
32,500		Nippon Shinyaku Co Ltd	2,263
13,650	*	Nkarta, Inc	210
31,356	*	NKMax Co Ltd	590
1,589,460		Novartis AG.	139,669
75,526	*,e	Novavax, Inc	10,806
2,066,588		Novo Nordisk AS	232,131
5,966	*	Nurix Therapeutics, Inc	173
5,439	*	Nuvalent, Inc	104
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
173,583	*,e	Nuvation Bio, Inc	$1,475
137,963	*	OBI Pharma, Inc	568
277,589	*,e	Ocugen, Inc	1,263
169,838	*	Ocular Therapeutix, Inc	1,184
175,500	*,e,g	Ocumension Therapeutics	394
88,426	*,e	Olema Pharmaceuticals, Inc	828
10,068	*	OliX Pharmaceuticals, Inc	346
3,377	*	Omega Therapeutics, Inc	38
5,254	*,e	Omeros Corp	34
184,309	*	Oncocyte Corp	400
44,895	*,e	Oncorus, Inc	237
120,589	*	Oncternal Therapeutics, Inc	274
162,679	*	Oneness Biotech Co Ltd	1,690
104,488		Ono Pharmaceutical Co Ltd	2,597
1,110,252	*,e	Opko Health, Inc	5,340
3,157	*	Oramed Pharmaceuticals, Inc	45
305,448	*,e	Organigram Holdings, Inc	536
460,695	*,e	Organogenesis Holdings Inc	4,257
195,117		Organon & Co	5,941
23,650	*,e	ORIC Pharmaceuticals, Inc	348
25,342		Orion Oyj (Class B)	1,053
23,374	*	Oscotec, Inc	718
110,680		Otsuka Holdings KK	4,027
14,802	*,e	Outlook Therapeutics, Inc	20
75,152	*	Oxford Biomedica plc	1,251
85,000	*	Oxford Nanopore Technologies plc	803
30,459	*,e	Oyster Point Pharma, Inc	556
337,603	*	Pacific Biosciences of California, Inc	6,907
181,397	*	Pacira BioSciences Inc	10,915
398,795	*	Paion AG.	545
9,666	*,e	Paratek Pharmaceuticals, Inc	43
118,594	*	Passage Bio, Inc	753
373,700	*	PeptiDream, Inc	8,298
157,369		PerkinElmer, Inc	31,641
90,921		Perrigo Co plc	3,537
40,335	*	Personalis, Inc	576
10,646,567		Pfizer, Inc	628,680
24,000	e	Pharma Foods International Co Ltd	442
16,981	e	Pharma Mar S.A.	1,101
5,834		PHARMA RESEARCH PRODUCTS Co Ltd	402
12,400		PharmaBlock Sciences Nanjing, Inc	276
69,951	*,†	Pharmally International Holding Co Ltd	0	^
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
27,300		Pharmaron Beijing Co Ltd	$605
97,082	g	Pharmaron Beijing Co Ltd	1,499
61,530	*	Pharmicell Co Ltd	674
681,469	*,e	Pharming Group NV	603
1,666	*	Phathom Pharmaceuticals, Inc	33
127,761		Phibro Animal Health Corp	2,609
5,089	*,e	Pliant Therapeutics, Inc	69
13,095	*	PMV Pharmaceuticals, Inc	302
13,810	*,g	PolyPeptide Group AG.	2,068
4,258	*	Portage Biotech, Inc	46
28,361	*,e	Poseida Therapeutics, Inc	193
21,277	*	Praxis Precision Medicines, Inc	419
446,515	*,e	Precigen, Inc	1,657
5,352	*	Precision BioSciences Inc	40
1,770	*,e	Prelude Therapeutics, Inc	22
77,112	*	Prestige Consumer Healthcare, Inc.	4,677
83,715	*,†	Progenics Pharmaceuticals, Inc	0
23,090	*	Prometheus Biosciences, Inc	913
27,149	*	Protagonist Therapeutics, Inc	928
158,500	*	Prothena Corp plc	7,830
50,533	*,e	Provention Bio, Inc	284
7,662	*	PTC Therapeutics, Inc	305
6,288	*	Puma Biotechnology, Inc	19
4,382	*	Pyxis Oncology, Inc	48
159,164	*	QIAGEN NV	8,846
224,801	*	QIAGEN NV (Turquoise)	12,465
24,077	*	Quanterix Corp	1,021
282,531	*	Radius Health, Inc	1,955
4,334	*	Rain Therapeutics, Inc	56
814	*	Rallybio Corp	8
4,040	*	Rapid Micro Biosystems, Inc	43
1,992	*	RAPT Therapeutics, Inc	73
5,868	*	Reata Pharmaceuticals, Inc	155
28,759		Recordati S.p.A.	1,847
43,966	*,e	Recursion Pharmaceuticals, Inc	753
97,191	*	Regeneron Pharmaceuticals, Inc	61,378
18,890	*	REGENXBIO, Inc	618
27,413	*	Relay Therapeutics, Inc	842
1,938,327	*,e	Relief Therapeutics Holding AG.	132
2,341	*	Relmada Therapeutics, Inc	53
1,890	*,e	Reneo Pharmaceuticals, Inc	16
54,209	*	Repligen Corp	14,357
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
10,045	*	Replimune Group, Inc	$272
6,302	*	Revance Therapeutics, Inc	103
45,606	*	REVOLUTION Medicines, Inc	1,148
7,465	*	Reyon Pharmaceutical Co Ltd	223
39,241	*	Rhythm Pharmaceuticals, Inc	392
197,537		Richter Gedeon Rt	5,312
72,953	*	Rigel Pharmaceuticals, Inc	193
1,083,958		Roche Holding AG.	449,692
9,372	e	Roche Holding AG.	4,195
3,804	*	Rocket Pharmaceuticals, Inc	83
309,482		Royalty Pharma plc	12,333
4,211	*,e	Rubius Therapeutics, Inc	41
91,235	*	Sage Therapeutics, Inc	3,881
14,090	*	Sam Chun Dang Pharm Co Ltd	512
26,497	*,g	Samsung Biologics Co Ltd	20,119
8,215	*,e	Sana Biotechnology, Inc	127
25,824	*,e	SanBio Co Ltd	226
206,529	*	Sangamo Therapeutics Inc	1,549
8,580		Sanofi India Ltd	909
1,501,550		Sanofi-Aventis	150,671
387,583		Santen Pharmaceutical Co Ltd	4,732
175,103	*	Sarepta Therapeutics, Inc	15,768
40,795		Sartorius Stedim Biotech	22,405
62,804		Saudi Pharmaceutical Industries & Medical Appliances Corp	657
49,417		Sawai Group Holdings Co Ltd	1,889
6,294	*,e	Scholar Rock Holding Corp	156
220,960		Scinopharm Taiwan Ltd	197
675,572	*	Seagen, Inc	104,443
26,119	e	Seegene, Inc	1,340
16,720	*,e	Seelos Therapeutics, Inc	27
41,333	*,e	Seer, Inc	943
37,100		Seikagaku Corp	304
464,920	*	Selecta Biosciences, Inc	1,516
21,520	*	Sensei Biotherapeutics, Inc	125
1,175	*	Sera Prognostics, Inc	8
38,149	*	Seres Therapeutics, Inc	318
28,465	*,e	Sesen Bio, Inc	23
92,013		Shandong Buchang Pharmaceuticals Co Ltd	304
132,788		Shanghai Fosun Pharmaceutical Group Co Ltd	1,019
367,429	e	Shanghai Fosun Pharmaceutical Group Co Ltd (Hong Kong)	1,618
270,000		Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	133
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
554,000		Shanghai Haixin Group Co	$198
85,100	*,e,g	Shanghai Henlius Biotech, Inc	241
55,543	*	Shanghai Junshi Biosciences Co Ltd	584
4,213		Shanghai Medicilon, Inc	321
416,337		Shanghai RAAS Blood Products Co Ltd	446
8,404	*	Shattuck Labs, Inc	72
27,230		Shenzhen Kangtai Biological Products Co Ltd	421
45,400		Shenzhen New Industries Biomedical Engineering Co Ltd	314
64,425	*	Shenzhen Salubris Pharmaceuticals Co Ltd	276
87,107		Shijiazhuang Yiling Pharmaceutical Co Ltd	268
35,847		Shilpa Medicare Ltd	258
22,508	*	Shin Poong Pharmaceutical Co Ltd	603
311,322		Shionogi & Co Ltd	21,900
110,255		Sichuan Kelun Pharmaceutical Co Ltd	327
4,809		Siegfried Holding AG.	4,678
4,188	*	SIGA Technologies, Inc	31
10,125	*	Sigilon Therapeutics, Inc	28
4,116,000	e	Sihuan Pharmaceutical Holdings	782
13,434	*,†,e	SillaJen, Inc	0
14,121	*	Silverback Therapeutics, Inc	94
5,424	*	Singular Genomics Systems, Inc	63
8,705,236		Sino Biopharmaceutical	6,109
17,426	*	SK Biopharmaceuticals Co Ltd	1,423
26,319	*	SK Bioscience Co Ltd	4,982
14,441		Solara Active Pharma Sciences Ltd	198
63,287	*	Solid Biosciences, Inc	111
163,576	*,e	Sorrento Therapeutics, Inc	761
89,208	*,e	Sosei Group	1,478
97,085	*	Sotera Health Co	2,286
27,283	*	Spectrum Pharmaceuticals, Inc	35
4,258	*	Spero Therapeutics, Inc	68
26,020	*	SpringWorks Therapeutics, Inc	1,613
8,720	*,e	Spruce Biosciences, Inc	39
22,455	*,e	SQZ Biotechnologies Co	201
1,416,000	e	SSY Group Ltd	731
10,144	*	ST Pharm Co Ltd	1,186
1,705	*	Stoke Therapeutics, Inc	41
62,188		Strides Arcolab Ltd	372
721,475		Sumitomo Dainippon Pharma Co Ltd	8,324
30,455	*,e	Summit Therapeutics, Inc	82
74,874	*	Sun Pharma Advanced Research Company Ltd	288
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,320,720		Sun Pharmaceutical Industries Ltd	$15,006
274,525	*	Supernus Pharmaceuticals, Inc	8,005
33,293	*	Surface Oncology, Inc	159
37,589	*	Sutro Biopharma, Inc	559
96,278		Suven Pharmaceuticals Ltd	637
107,209		SwedenCare AB	1,827
32,698	*	Syndax Pharmaceuticals, Inc	716
137,241	*	Syneos Health, Inc	14,092
131,044	*,g	Syngene International Ltd	1,089
35,100	*,e	Syros Pharmaceuticals, Inc	114
357,799	*	Taigen Biopharmaceuticals Holdings Ltd	199
191,000	*	TaiMed Biologics, Inc	488
9,878		Taisho Pharmaceutical Holdings Co Ltd	456
184,233		Takara Bio, Inc	4,228
449,094		Takeda Pharmaceutical Co Ltd	12,264
5,370	*,e	Talaris Therapeutics, Inc	82
150,073	*	Tanvex BioPharma, Inc	315
28,903	*,e	Taro Pharmaceutical Industries Ltd	1,448
3,050	*	Tarsus Pharmaceuticals, Inc	69
18,735	*,e	Taysha Gene Therapies, Inc	218
29,824	*	TCR2 Therapeutics Inc	139
23,434		Tecan Group AG.	14,233
223,199	*	Telix Pharmaceuticals Ltd	1,259
6,885	*	Tenaya Therapeutics, Inc	130
6,485	*	Terns Pharmaceuticals, Inc	46
311,593	*	Teva Pharmaceutical Industries Ltd (ADR)	2,496
94,721	*	TG Therapeutics, Inc	1,800
71,517	*,e	TherapeuticsMD, Inc	25
10,153	*	Theravance Biopharma, Inc	112
418,910		Thermo Fisher Scientific, Inc	279,514
3,827	*	Theseus Pharmaceuticals, Inc	49
224,400	e	Tianjin ZhongXin Pharmaceutical Group Corp Ltd	258
656,000		Tong Ren Tang Technologies Co Ltd	704
691,089	*,e	Tonix Pharmaceuticals Holding Corp	247
14,465	e	Torii Pharmaceutical Co Ltd	362
59,451		Torrent Pharmaceuticals Ltd	2,622
32,013		Towa Pharmaceutical Co Ltd	798
83,722	*	Travere Therapeutics, Inc	2,599
126,310	*,e	Trevena, Inc	74
70,000		Tsumura & Co	1,994
223,917		TTY Biopharm Co Ltd	556
113,267	*	Turning Point Therapeutics Inc	5,403
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
45,869	*	Twist Bioscience Corp	$3,550
5,142	*	Tyra Biosciences, Inc	72
85,441		UCB S.A.	9,751
63,408	*	Ultragenyx Pharmaceutical, Inc	5,332
1,397,562		United Laboratories Ltd	780
178,128	*	United Therapeutics Corp	38,490
34,550	*,e	UroGen Pharma Ltd	329
175,153	*	Vaccibody AS.	1,605
85,131	*,e	Valneva SE	2,372
48,087	*	Vanda Pharmaceuticals, Inc	754
21,838	*,e	Vaxart Inc	137
9,939	*	Vaxcell-Bio Therapeutics Co Ltd	362
26,478	*,e	Vaxcyte, Inc	630
212,985	*,e	VBI Vaccines, Inc	498
4,177	*	Ventyx Biosciences, Inc	83
3,859	*	Vera Therapeutics, Inc	103
80,362	*	Veracyte, Inc	3,311
16,020	*	Verastem, Inc	33
66,490	*	Vericel Corp	2,613
2,499	*,e	Verrica Pharmaceuticals, Inc	23
270,935	*	Vertex Pharmaceuticals, Inc	59,497
11,452	*,e	Verve Therapeutics, Inc	422
903,988		Viatris, Inc	12,231
13,464		Vifor Pharma AG.	2,392
257,942	*,e	Viking Therapeutics, Inc	1,187
52,602	*	Vincerx Pharma, Inc	536
167,262	*	Vir Biotechnology, Inc	7,003
28,273	*	Viracta Therapeutics, Inc	103
5,141		Virbac S.A.	2,482
43,489	*,e	VistaGen Therapeutics, Inc	85
79,107		Vitrolife AB	4,881
694,500	e,g	Viva Biotech Holdings	420
11,301	*,e	Vor BioPharma, Inc	131
268,028		Walvax Biotechnology Co Ltd	2,357
115,378	*	Waters Corp	42,990
5,696	*	WaVe Life Sciences Ltd	18
5,105	*,e	Werewolf Therapeutics, Inc	61
244,495		West Pharmaceutical Services, Inc	114,671
3,786,404		Winteam Pharmaceutical Group Ltd	2,509
45,484	*	Wockhardt Ltd	252
161,558		WuXi AppTec Co Ltd	3,007
357,937	g	WuXi AppTec Co Ltd (Hong Kong)	6,185
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,571,650	*,g	Wuxi Biologics Cayman, Inc	$113,318
13,842		XBiotech, Inc	154
5,470	*	Xencor, Inc	219
337	*,e	Xilio Therapeutics, Inc	5
12,486	*,e	XOMA Corp	260
3,562	*	Y-mAbs Therapeutics, Inc	58
35,530	*	Yuhan Corp	1,856
94,379	*	Yungjin Pharmaceutical Co Ltd	419
217,707		YungShin Global Holding Corp	338
57,148		Yunnan Baiyao Group Co Ltd	939
92,317	*	Zai Lab Ltd (ADR)	5,802
44,237	*	Zealand Pharma AS	976
20,140	*,e	Zentalis Pharmaceuticals, Inc	1,693
25,500		Zeria Pharmaceutical Co Ltd	436
34,501		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	2,370
93,758		Zhejiang Huahai Pharmaceutical Co Ltd	319
37,100		Zhejiang Jiuzhou Pharmaceutical Co Ltd	328
109,416		Zhejiang NHU Co Ltd	534
11,467		Zhejiang Wolwo Bio-Pharmaceutical Co Ltd	103
285,067	*,e	ZIOPHARM Oncology, Inc	311
1,100,639		Zoetis, Inc	268,589
50,783	*	Zogenix, Inc	825
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	9,506,690

REAL ESTATE - 3.0%
924,611		Abacus Property Group	2,549
239,083		Acadia Realty Trust	5,219
902		Activia Properties Inc	3,261
1,600		Advance Residence Investment Corp	5,286
70,209	e	Aedifica S.A.	9,165
130,000		Aeon Mall Co Ltd	1,855
1,855		AEON REIT Investment Corp	2,599
13,901		AFI Properties Ltd	921
1,398,302	e	Agile Property Holdings Ltd	759
69,287		Agree Realty Corp	4,944
652,100		AIMS AMP Capital Industrial REIT	702
83,500	*	Airport City Ltd	1,870
4,485,214		Aldar Properties PJSC	4,870
137,785	e,g	ALDER Group S.A.	1,713
171,203		Alexander & Baldwin, Inc	4,295
179		Alexander’s, Inc	47
171,177		Alexandria Real Estate Equities, Inc	38,166
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
153,922		Aliansce Sonae Shopping Centers sa	$597
654,776	g	A-Living Services Co Ltd	1,119
75,032		Allied Properties Real Estate Investment Trust	2,607
17,436		Allreal Holding AG.	3,860
179,669		Alony Hetz Properties & Investments Ltd	3,344
194,603		Alstria Office REIT-AG.	4,327
5,381	e	Altarea SCA	1,028
50,314		Altus Group Ltd	2,823
903,098		Amata Corp PCL (Foreign)	567
42,961		American Assets Trust, Inc	1,612
60,930		American Campus Communities, Inc	3,491
97,436		American Finance Trust, Inc	890
1,093,407		American Homes 4 Rent	47,683
541,914		American Tower Corp	158,510
282,488		Americold Realty Trust	9,263
251,010		Amot Investments Ltd	2,039
122,021		Apartment Income REIT Corp	6,671
128,648	*	Apartment Investment and Management Co	993
191,628		Apple Hospitality REIT, Inc	3,095
1,640,041		ARA LOGOS Logistics Trust	1,096
482,900		AREIT, Inc	460
402,600		Arena REIT	1,444
979,179		Argosy Property Ltd	1,072
76,371		Armada Hoffler Properties, Inc	1,162
461,527		Aroundtown S.A.	2,784
93,314		Arriyadh Development Co	630
76,474		Artis Real Estate Investment Trust	722
1,071,400		Ascendas India Trust	1,128
3,853,763		Ascendas REIT	8,444
2,275,304		Ascott Trust	1,738
11,752	*,e	Ashford Hospitality Trust, Inc	113
3,011,032		Asian Property Development PCL (Foreign)	861
3,357,832		Assura Group Ltd	3,172
53,062		Atrium Ljungberg AB	1,173
339,054		AvalonBay Communities, Inc	85,642
416,084		Aventus Retail Property Fund Ltd	1,090
1,327,500		Axis Real Estate Investment Trust	618
9,360,708		Ayala Land, Inc	6,737
4,761,352	*,†	AZ BGP Holdings	14
12,042		Azrieli Group	1,149
11,396,700		Bangkok Land PCL	364
2,526,547		Barwa Real Estate Co	2,123
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
169,889		Bayside Land Corp	$2,098
42,308		Befimmo SCA Sicafi	1,626
12,870		Big Shopping Centers Ltd	2,098
395,349		Big Yellow Group plc	9,135
6,591		Blue Square Real Estate Ltd	596
1,035,423		BMO Commercial Property Trust Ltd	1,475
27,460		Boardwalk REIT	1,190
133,342		Boston Properties, Inc	15,358
2,082,240	*	BR Malls Participacoes S.A.	3,098
1,010,196		BR Properties S.A.	1,325
44,952	*,e	BraeMar Hotels & Resorts, Inc	229
871,551		Brandywine Realty Trust	11,696
112,538		Brigade Enterprises Ltd	739
332,659		British Land Co plc	2,402
22,176		Brixmor Property Group, Inc	563
163,962		Broadstone Net Lease, Inc	4,070
112,022	g	Brookfield India Real Estate Trust	447
9,547		Brt Realty Trust	229
29,199		BSR Real Estate Investment Trust	517
7,767,900	*	Bumi Serpong Damai Tbk PT	550
581,515		Bunnings Warehouse Property Trust	1,756
421,417		C&D International Investment Group Ltd	889
473,000	*	C&D Property Management Group Co Ltd	270
57,186	e	CA Immobilien Anlagen AG.	2,134
3,492,134	e	Cambridge Industrial Trust	1,245
6,780		Camden Property Trust	1,211
175,164		Canadian Apartment Properties REIT	8,303
868,564		Capital & Counties Properties	1,984
3,084,188	*	Capitaland Investment Ltd	7,798
5,371,411		CapitaMall Trust	8,127
1,349,287		CapitaRetail China Trust	1,192
83,658		CareTrust REIT, Inc	1,910
78,702		Carmila S.A.	1,246
317,315	e	Castellum AB	8,533
48,093		CatchMark Timber Trust, Inc	419
34,987		Catena AB	2,180
542,900		Cathay Real Estate Development Co Ltd	378
334,658	*	CBRE Group, Inc	36,314
888,020	e	CDL Hospitality Trusts	771
527,937		Cencosud Shopping S.A.	626
11,910		Centerspace	1,321
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,090,968		Central China Management Co Ltd	$424
300,000	e	Central China New Life Ltd	193
931,968	e	Central China Real Estate Ltd	112
2,194,082		Central Pattana PCL (Foreign)	3,710
714,646		Centuria Capital Group	1,819
687,674		Centuria Industrial REIT	2,097
717,495		Centuria Office REIT	1,222
2,564,806		Champion Real Estate Investment Trust	1,312
798,220		Charter Hall Education Trust	2,399
566,156		Charter Hall Group	8,470
1,584,331		Charter Hall Long Wale REIT	5,822
80,801	*	Chatham Lodging Trust	1,109
1,843,000		China Aoyuan Group Ltd	334
101,900	*	China Fortune Land Development Co Ltd	58
4,709,156		China Jinmao Holdings Group Ltd	1,456
763,000	*,e,g	China Logistics Property Holdings Co Ltd	421
1,334,000		China Merchants Land Ltd	127
584,527		China Merchants Shekou Industrial Zone Holdings Co Ltd	1,225
1,261,794		China Overseas Grand Oceans Group Ltd	641
3,558,786		China Overseas Land & Investment Ltd	8,430
1,080,119		China Overseas Property Holdings Ltd	1,146
3,804,602		China Resources Land Ltd	16,031
683,800	g	China Resources Mixc Lifestyle Services Ltd	3,191
1,799,452		China SCE Group Holdings Ltd	437
5,066,000	e	China South City Holdings Ltd	474
2,040,038		China Vanke Co Ltd	4,750
703,315		China Vanke Co Ltd (Class A)	2,182
547,000		Chinese Estates Holdings Ltd	201
193,014		Choice Properties REIT	2,318
191,088		Chong Hong Construction Co	504
44,308		Cibus Nordic Real Estate AB	1,425
4,205,107		CIFI Holdings Group Co Ltd	2,529
434,953		City Developments Ltd	2,201
37,768		City Office REIT, Inc	745
75,744	e	Citycon Oyj	604
781,807		Civitas Social Housing plc	1,025
2,209,301		CK Asset Holdings Ltd	13,936
923		Clipper Realty, Inc	9
218,844		CLS Holdings plc	648
34,645		Cofinimmo	5,534
41,064		Colliers International Group, Inc	6,115
407,000	e	Colour Life Services Group	49
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
759		Comforia Residential REIT, Inc	$2,253
107,574		Cominar Real Estate Investment Trust	994
38,546		Community Healthcare Trust, Inc	1,822
322,830		Concentradora Fibra Danhos S.A. de C.V.	364
825,766	e	Corem Property Group AB	2,980
111,935	*	CorePoint Lodging, Inc	1,757
19,967	*,e	Corestate Capital Holding S.A.	255
786,756	e	Corp Inmobiliaria Vesta SAB de C.V.	1,584
99,995		Corporate Office Properties Trust	2,797
2,128,000	*,e	Cosmopolitan International Holdings Ltd	465
9,201,898		Country Garden Holdings Co Ltd	8,172
1,955,400		Country Garden Services Holdings Co Ltd	11,740
142,220		Cousins Properties, Inc	5,729
5,047		CRE Logistics REIT, Inc	9,925
57,259		Crombie Real Estate Investment Trust	843
368,000		Cromwell European Real Estate Investment Trust	1,060
1,678,221		Cromwell Group	1,062
872,066		Crown Castle International Corp	182,035
62,335		CT Real Estate Investment Trust	854
4,996		CTO Realty Growth, Inc	307
193,684		CubeSmart	11,023
414,987	*	Cushman & Wakefield plc	9,229
452,505		Custodian Reit plc	649
198,133		CyrusOne, Inc	17,776
426,000	e	DaFa Properties Group Ltd	251
56,210		Daibiru Corp	1,083
50,022		Daito Trust Construction Co Ltd	5,739
585,781		Daiwa House Industry Co Ltd	16,835
2,346		Daiwa House REIT Investment Corp	7,107
386		Daiwa Office Investment Corp	2,348
2,206		Daiwa Securities Living Investments Corp	2,271
425,523	*	Dar Al Arkan Real Estate Development Co	1,139
374,000	e	Datang Group Holdings Ltd	196
207,860		Derwent London plc	9,670
204,500		Deutsche Annington Immobilien SE	11,268
64,850		Deutsche Euroshop AG.	1,081
917,000	e	Dexin China Holdings Co Ltd	314
257,119		Dexus Industria REIT	657
728,591		Dexus Property Group	5,891
183,231	*	DiamondRock Hospitality Co	1,761
90,819		DIC Asset AG.	1,587
209,045		Digital Realty Trust, Inc	36,974
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
430,192	*	DigitalBridge Group, Inc	$3,583
109,326		Dios Fastigheter AB	1,436
685,994		Diversified Healthcare Trust	2,120
716,211		DLF Ltd	3,743
58,001	*	Dongwon Development Co Ltd	260
147,887	*	Douglas Elliman, Inc	1,701
12,388		Douglas Emmett, Inc	415
123,708		Dream Industrial Real Estate Investment Trust	1,684
29,878		Dream Office Real Estate Investment Trust	582
54,752		DREAM Unlimited Corp	1,681
620,712		Duke Realty Corp	40,744
437,000	*,†	Eagle Hospitality Trust	4
73,951		Easterly Government Properties, Inc	1,695
73,498		EastGroup Properties, Inc	16,747
28,762		Electra Real Estate Ltd	573
1,088,885	*	Emaar Development PJSC	1,292
292,501	*	Emaar Economic City	930
4,972,098		Emaar Properties PJSC	6,607
465,347		Embassy Office Parks REIT	2,123
2,215,615		Emlak Konut Gayrimenkul Yatiri	358
129,192		Empire State Realty Trust, Inc	1,150
1,190,436		Empiric Student Property plc	1,386
203,896		EPR Properties	9,683
102,915		Equinix, Inc	87,050
675,896		Equites Property Fund Ltd	975
103,503	*	Equity Commonwealth	2,681
1,263,671		Equity Lifestyle Properties, Inc	110,773
417,700		Equity Residential	37,802
4,144,800	*,g	ESR Cayman Ltd	14,020
151,016		ESR Kendall Square REIT Co Ltd	804
273,157		Essential Properties Realty Trust, Inc	7,875
53,409		Essex Property Trust, Inc	18,812
50,509		Eurocommercial Properties NV	1,098
923,000		Ever Sunshine Lifestyle Services Group Ltd	1,433
335,000		Excellence Commercial Property & Facilities Management Group Ltd	199
5,336	e	eXp World Holdings Inc	180
380,794		Extra Space Storage, Inc	86,337
321,312		Fabege AB	5,378
1,372,269		Far East Consortium	500
889,405		Far East Hospitality Trust	389
253,812		Farglory Land Development Co Ltd	567
23,893		Farmland Partners, Inc	286
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
136,081	*	Fastighets AB Balder	$9,793
884	*,e	Fathom Holdings, Inc	18
112,050		Federal Realty Investment Trust	15,275
3,632,897		Fibra Uno Administracion S.A. de C.V.	3,840
8,881,000		Filinvest Land, Inc	192
2,180,800		Filinvest REIT Corp	316
77,800		Financial Street Holdings Co Ltd	69
136,998		First Capital Real Estate Investment Trust	2,043
205,576		First Industrial Realty Trust, Inc	13,609
48,896		FirstService Corp	9,610
14,018		Fonciere Des Regions	1,151
88,463	*	Forestar Group, Inc	1,924
1,244,814		Fortress REIT Ltd (Class A)	976
1,821,000		Fortune Real Estate Investment Trust	1,871
66,817		Four Corners Property Trust, Inc	1,965
94,242		Franklin Street Properties Corp	561
1,249,477		Frasers Centrepoint Trust	2,143
875,600		Frasers Hospitality Trust	302
7,109,745		Frasers Logistics & Industrial Trust	8,019
592	e	Frontier Real Estate Investment Corp	2,559
6,262	*	FRP Holdings, Inc	362
742		Fukuoka REIT Corp	1,076
358,227		Gaming and Leisure Properties, Inc	17,431
548,000	e	Ganglong China Property Group Ltd	321
146,592		Gazit Globe Ltd	1,158
548,653		GDI Property Group	441
14,796		Gecina S.A.	2,070
336,764		Gemdale Corp	685
11,842,937		Gemdale Properties and Investment Corp Ltd	1,261
112,470	e	Geo Group, Inc	872
62,383		Getty Realty Corp	2,002
23,901		Gladstone Commercial Corp	616
30,901	e	Gladstone Land Corp	1,043
51,385		Global Medical REIT, Inc	912
85,974		Global Net Lease, Inc	1,314
1,175		Global One Real Estate Investment Corp	1,229
1,146		GLP J-Reit	1,981
142,329	*	Godrej Properties Ltd	3,577
101,280		Goldcrest Co Ltd	1,425
1,825,146		Goodman Group	35,183
1,359,667		Goodman Property Trust	2,401
2,110,156		GPT Group	8,321
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
817,278		Grainger plc	$3,515
127,739		Grand City Properties S.A.	3,034
91,126		Granite REIT	7,593
1,452,715		Great Portland Estates plc	14,380
447,504		Greenland Holdings Corp Ltd	305
845,000		Greenland Hong Kong Holdings Ltd	163
1,006,322	e	Greentown China Holdings Ltd	1,622
1,668,379		Greentown Service Group Co Ltd	1,541
376,935		Growthpoint Properties Australia Ltd	1,195
4,019,008		Growthpoint Properties Ltd	3,877
2,077,392	e	Guangzhou R&F Properties Co Ltd	773
349,981		H&R Real Estate Investment Trust	4,496
81,832		Hamborner REIT AG.	933
4,020,653	e	Hammerson plc	1,797
1,573,442		Hang Lung Group Ltd	3,364
2,426,995		Hang Lung Properties Ltd	4,992
745		Hankyu Reit, Inc	1,027
291,385		Healthcare Realty Trust, Inc	9,219
299,023		Healthcare Trust of America, Inc	9,984
706,942		Healthpeak Properties Inc	25,514
37,122		Heiwa Real Estate Co Ltd	1,251
1,129	e	Heiwa Real Estate REIT, Inc	1,535
147,231		Helical Bar plc	905
454,895		Heliopolis Housing	194
1,694,518		Henderson Land Development Co Ltd	7,228
29,989	*	Hersha Hospitality Trust	275
31,063,316		Hibernia REIT plc	45,975
854,000		Highwealth Construction Corp	1,427
7,609		Highwoods Properties, Inc	339
111,346		Home Consortium	645
686,883	e	Home Reit plc	1,213
930,402	e	HomeCo Daily Needs REIT	1,080
1,440,262		Hongkong Land Holdings Ltd	7,489
893,379	e	Hopson Development Holdings Ltd	1,861
261		Hoshino Resorts REIT, Inc	1,482
979,340	*	Host Hotels and Resorts, Inc	17,031
40,227	*	Howard Hughes Corp	4,094
310,393		Huaku Development Co Ltd	1,025
124,861		Hudson Pacific Properties	3,085
135,319		Hufvudstaden AB (Series A)	2,022
910,000	e	Huijing Holdings Co Ltd	228
316,483		Hulic Co Ltd	3,010
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,727		Hulic Reit, Inc	$2,598
336,186		Hyprop Investments Ltd	786
765,696		Hysan Development Co Ltd	2,367
40,156		Icade	2,889
313,725		Ichigo Holdings Co Ltd	764
1,479		Ichigo Real Estate Investment Corp	1,066
1,740,500		IGB Real Estate Investment Trust	689
411,270		Iguatemi S.A.	201
136,600	*	Iguatemi S.A.	443
3,978		Immobel S.A.	330
61,748	*,e	Immobiliare Grande Distribuzione SIIQ S.p.A	271
98,084	e	IMMOFINANZ AG.	2,519
201,775		Independence Realty Trust, Inc	5,212
191,924	*	Indiabulls Real Estate Ltd	405
2,818		Indus Realty Trust, Inc	228
2,267		Industrial & Infrastructure Fund Investment Corp	4,371
729,936		Industrial Buildings Corp	3,138
449,174		Industrial Logistics Properties Trust	11,252
2,354,319		Ingenia Communities Group	10,651
355,287		Inmobiliaria Colonial S.A.	3,324
33,248	e	Innovative Industrial Properties, Inc	8,741
60,916	g	Instone Real Estate Group AG.	1,148
82,149		InterRent Real Estate Investment Trust	1,124
1,487		Intershop Holding AG.	999
27,639		Intervest Offices	887
650,667		Investec Property Fund Ltd	506
19,858		Invincible Investment Corp	6,277
860,924		Invitation Homes, Inc	39,034
1,484,000		IOI Properties Group BHD	392
975,492		Irish Residential Properties REIT plc	1,861
287,306		Iron Mountain, Inc	15,035
609,305	e	Irongate Group	767
135,032		Israel Canada T.R Ltd	868
2,300		Isras Investment Co Ltd	609
59,482	e	iStar Inc	1,536
707		ITOCHU Advance Logistics Investment Corp	1,124
918,635	*	IWG plc	3,621
86,339		Jadwa REIT Saudi Fund	344
1,483		Japan Excellent, Inc	1,719
13,913		Japan Hotel REIT Investment Corp	6,797
992		Japan Logistics Fund Inc	3,072
175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
991		Japan Prime Realty Investment Corp	$3,437
1,052		Japan Real Estate Investment Corp	5,972
4,912		Japan Retail Fund Investment Corp	4,232
142,032		JBG SMITH Properties	4,078
341,190		JHSF Participacoes S.A.	341
1,596,750	*,†	Jiangsu Future Land Co Ltd	16
1,594,000	e	Jiayuan International Group Ltd	538
519,269		Jingrui Holdings Ltd	115
321,105		Jinke Properties Group Co Ltd	226
40,226	*	Jones Lang LaSalle, Inc	10,834
112,540		JR Reit XXVII	504
571,000		JY Grandmark Holdings Ltd	167
2,443,329		K Wah International Holdings Ltd	943
2,928,000	e	Kaisa Group Holdings Ltd	293
664,552		Katitas Co Ltd	25,578
263,411	*	KE Holdings, Inc (ADR)	5,300
33,000		Keihanshin Building Co Ltd	448
545		Kenedix Realty Investment Corp	3,368
1,151		Kenedix Residential Investment Corp	2,224
700		Kenedix Retail REIT Corp	1,722
271,517		Kennedy-Wilson Holdings, Inc	6,484
1,673,617		Keppel DC REIT	3,067
2,365,391		Keppel REIT	1,985
1,050,914		Keppel-KBS US REIT	841
748,000		Kerry Properties Ltd	1,948
66,116	*,e	K-fast Holding AB	636
145,875		Killam Apartment Real Estate Investment Trust	2,720
130,773		Kilroy Realty Corp	8,691
109,726		Kimco Realty Corp	2,705
398,174		Kindom Construction Co	543
194,190		Kite Realty Group Trust	4,229
2,059,142		Kiwi Property Group Ltd	1,685
55,792		Klepierre	1,320
150,134		Kojamo Oyj	3,630
156,278	*	Korea Real Estate Investment Trust Co	342
1,458,406		KWG Group Holdings Ltd	955
3,367,800		KWG Living Group Holdings Ltd	1,385
85,456		Lamar Advertising Co	10,366
75,380	*	Lamda Development S.A.	591
9,660,077		Land and Houses PCL Co Reg	2,540
261,508		Land Securities Group plc	2,760
62,342		Lar Espana Real Estate Socimi S.A.	368
176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,171		LaSalle Logiport REIT	$3,824
307,000	*,e	Leading Holdings Group Ltd	177
24,806		LEG Immobilien AG.	3,459
757,089		Lend Lease Corp Ltd	5,895
1,122,826		Lendlease Global Commercial REIT	746
164,443	*	Leopalace21 Corp	263
245,194	e	Lexington Realty Trust	3,830
49,934		Life Storage, Inc	7,649
113,885		Lifestyle Communities Ltd	1,721
2,733,126		Link REIT	24,077
23,323,540	*	Lippo Karawaci Tbk PT	231
286,605		LOG Commercial Properties e Participacoes S.A.	1,299
1,751,528		Logan Property Holdings Co Ltd	1,339
2,291,787		LondonMetric Property plc	8,808
2,156,593	g	Longfor Properties Co Ltd	10,172
132,211		LOTTE Reit Co Ltd	617
34,046		LTC Properties, Inc	1,162
1,166,000	*	LVGEM China Real Estate Investment Co Ltd	205
1,557,914		LXI REIT plc	3,072
674,581		Mabanee Co KPSC	1,769
186,241	e	Macerich Co	3,218
169,704	*	Mack-Cali Realty Corp	3,119
798,671		Macquarie CountryWide Trust	2,476
1,235,942	g	Macquarie Mexico Real Estate Management SA de CV	1,583
1,205,134		Mah Sing Group BHD	200
1,801,550		Manulife US Real Estate Investment Trust	1,207
35,779	*,†,e	Mapeley Ltd	0	^
2,349,384		Mapletree Commercial Trust	3,514
2,431,047		Mapletree Industrial Trust	4,889
3,568,687		Mapletree Logistics Trust	5,033
2,883,800		Mapletree North Asia Commercial Trust	2,386
180,690	*	Marcus & Millichap, Inc	9,298
483,356		Matrix Concepts Holdings BHD	255
899,000	*	MBK PCL	361
180,629		Medical Properties Trust, Inc	4,268
28,865		Mega Or Holdings Ltd	1,323
11,889,000		Megaworld Corp	734
25,617	*	Melisron Ltd	2,388
84,087		Mercialys S.A	821
449,717		Merlin Properties Socimi S.A.	4,872
33,880	g	Metrovacesa S.A.	273
177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
161,604		MGM Growth Properties LLC	$6,602
14,640		Mid-America Apartment Communities, Inc	3,359
324,600	g	Midea Real Estate Holding Ltd	505
161,600	g	Mindspace Business Parks REIT	711
21,388	g	Minto Apartment Real Estate REIT NPV	370
2,257		Mirai Corp	971
4,326,531		Mirvac Group	9,158
1,270,944		Mitsubishi Estate Co Ltd	17,631
444		Mitsubishi Estate Logistics REIT Investment Corp	2,023
1,008,285		Mitsui Fudosan Co Ltd	19,985
993		Mitsui Fudosan Logistics Park, Inc	5,568
8,065		Mobimo Holding AG.	2,704
72,851		Monmouth Real Estate Investment Corp (Class A)	1,531
18,943		Montea C.V.A	2,851
10,353		Morguard Corp	1,117
33,914		Morguard North American Resid	475
3,308		Mori Hills REIT Investment Corp	4,489
378		Mori Trust Hotel Reit, Inc	408
1,208		Mori Trust Sogo Reit, Inc	1,521
308,600		Multiplan Empreendimentos Imobiliarios S.A.	1,034
18,581	*,e	Nam Tai Property, Inc	187
37,874		National Health Investors, Inc	2,177
854,439	*	National Real Estate Co KPSC	624
120,720		National Retail Properties, Inc	5,803
483,777		National Storage Affiliates Trust	33,477
1,362,753		National Storage REIT	2,636
2,126,000		Neo-China Land Group Holdings Ltd	207
502,733		NEPI Rockcastle plc	3,344
23,250		NESCO Ltd	182
70,284		NETSTREIT Corp	1,610
1,775,193		New World Development Co Ltd	7,028
327,347		Newmark Group, Inc	6,121
47,914		Nexity	2,256
61,187		NexPoint Residential Trust, Inc	5,129
551		Nippon Accommodations Fund, Inc	3,176
1,536		Nippon Building Fund, Inc	8,947
2,192		Nippon ProLogis REIT, Inc	7,748
538		NIPPON REIT Investment Corp	1,918
83,325		Nomura Real Estate Holdings, Inc	1,920
4,662		Nomura Real Estate Master Fund, Inc	6,561
128,199		NorthWest Healthcare Properties Real Estate Investment Trust	1,400
178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
23,979		NSI NV	$956
220,205	e	Nyfosa AB	3,790
138,195	*	Oberoi Realty Ltd	1,597
51,109		Office Properties Income Trust	1,270
91,131		Omega Healthcare Investors, Inc	2,697
14,575	e	One Liberty Properties, Inc	514
284		One REIT, Inc	746
436,535	*	Opendoor Technologies, Inc	6,378
784,067		Origin Property PCL	265
63,505	*,e	Orion Office REIT, Inc	1,186
1,961		Orix JREIT, Inc	3,066
2,461,674		OUE Commercial Real Estate Investment Trust	804
408,825		Outfront Media, Inc	10,965
726,822		Overseas Union Enterprise Ltd	733
17,634,300	*	Pakuwon Jati Tbk PT	573
1,610,307		Palm Hills Developments SAE	204
111,798	*	Pandox AB	1,801
409,413		Paramount Group, Inc	3,415
230,700	*	Park Hotels & Resorts, Inc	4,356
482,824		Parkway Life Real Estate Investment Trust	1,838
507,760	*	Parque Arauco S.A.	560
79,622		Patrizia Immobilien AG.	1,858
9,712		Peach Property Group AG.	675
113,439		Pebblebrook Hotel Trust	2,538
113,495	*	PEXA Group Ltd	1,649
156,959		Phillips Edison & Co, Inc	5,186
103,005		Phoenix Mills Ltd	1,361
192,326		Physicians Realty Trust	3,621
644,491		Picton Property Income Ltd	890
244,197		Piedmont Office Realty Trust, Inc	4,488
870,056		PLA Administradora Industrial S de RL de C.V.	1,218
73,146		Platzer Fastigheter Holding AB	1,096
405,264		Plaza S.A.	447
87,413		Plymouth Industrial REIT, Inc	2,797
2,143,817		Poly Hong Kong Investment Ltd	564
824,162		Poly Real Estate Group Co Ltd	2,021
12,125	e	Postal Realty Trust, Inc	240
85,163		PotlatchDeltic Corp	5,129
173,500		Powerlong Commercial Management Holdings Ltd	323
1,791,000		Powerlong Real Estate Holdings Ltd	938
6,926		Prashkovsky Investments and Construction Ltd	285
179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,538,376		Precinct Properties New Zealand Ltd	$1,759
409,785		Preferred Apartment Communities, Inc	7,401
1,504		Premier Investment Co	2,031
147,394		Prestige Estates Projects Ltd	938
1,614,439		Primary Health Properties plc	3,316
542,800		Prime US REIT	453
1,016,826		Prince Housing & Development Corp	492
519,553		ProLogis Property Mexico S.A. de C.V.	1,442
2,048,817		Prologis, Inc	344,939
3,451	*	Property & Building Corp	495
1,444,000		Prosperity REIT	570
769,800		Pruksa Holding PCL	300
9,918		PS Business Parks, Inc	1,827
87,713		PSP Swiss Property AG.	10,930
9,694,740		PT Ciputra Development Tbk	660
16,315,400	*,†	PT Hanson International Tbk	0	^
165,730		Public Storage, Inc	62,076
23,633,258		Puradelta Lestari Tbk PT	317
10,020,722		Quality House PCL	678
963,000	e	Radiance Holdings Group Co Ltd	513
136,458		Rayonier, Inc	5,507
108,946		Re/Max Holdings, Inc	3,322
93,890	*,e	Real Matters, Inc	616
101,059	*	Realogy Holdings Corp	1,699
177,865		Realty Income Corp	12,733
1,166,000	e,g	Redco Properties Group Ltd	390
5,989,786		Redefine Properties Ltd	1,650
8,776	*,e	Redfin Corp	337
1,124,000	e	Redsun Properties Group Ltd	316
493,391		Regency Centers Corp	37,177
487,471	g	Regional REIT Ltd	620
216,748		Reit Ltd	1,548
138,928		Relo Holdings, Inc	2,507
328,078		Resilient REIT Ltd	1,230
12,144		Retail Estates NV	985
106,275		Retail Opportunities Investment Corp	2,083
17,982		Retail Value, Inc	115
1,277,484		Rexford Industrial Realty, Inc	103,617
229,637		RioCan Real Estate Investment Trust	4,164
522,363		RiseSun Real Estate Development Co Ltd	357
148,000		RLJ Lodging Trust	2,062
72,476		RMR Group, Inc	2,513
180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
259,277		Road King Infrastructure	$237
2,201,800		Robinsons Land Corp	829
616,405	e	Ronshine China Holdings Ltd	237
70,898		RPT Realty	949
1,337,708		Ruentex Development Co Ltd	3,078
415,921		Rural Funds Group	959
17,819	*	Ryman Hospitality Properties	1,639
487,086		Sabra Healthcare REIT, Inc	6,595
6,661		Safehold, Inc	532
810,865		Safestore Holdings plc	15,464
141,446		Sagax AB	4,758
444,872	e	Samhallsbyggnadsbolaget i - D	1,582
1,799,553	e	Samhallsbyggnadsbolaget i Norden AB	13,196
41,130		SAMTY Co Ltd	785
467		Samty Residential Investment Corp	523
12,433,282		Sansiri PCL	457
972,900		Sasseur Real Estate Investment Trust	609
103,269	*	Saudi Real Estate Co	558
1,838		Saul Centers, Inc	97
173,588		Savills plc	3,307
123,116		SBA Communications Corp	47,895
2,810,846		SC Asset Corp PCL	283
583,000	*,e	SCE Intelligent Commercial Management Holdings Ltd	271
5,718,286		Scentre Group	13,154
1,731,461		Seazen Group Ltd	1,171
170,298	*	Seazen Holdings Co Ltd	779
335,012		Secure Income REIT plc	1,927
419,194		Segro plc	8,158
4,958		Sekisui House Reit, Inc	3,695
47,834		Selvaag Bolig ASA	277
33,595	*,e	Seritage Growth Properties	446
424,788		Service Properties Trust	3,734
232,115		Shaftesbury plc	1,937
313,000		Shanghai Jinqiao Export Processing Zone Development Co Ltd	284
35,637		Shanghai Lingang Holdings Corp Ltd	83
1,763,492		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	1,607
146,649		Shanghai Zhangjiang High-Tech Park Development Co Ltd	347
3,934,000		Shenzhen Investment Ltd	848
1,483,078	e	Shimao Property Holdings Ltd	971
818,000	e,g	Shimao Services Holdings Ltd	569
819,000	e	Shinsun Holdings Group Co Ltd	92
181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,308,258		Shopping Centres Australasia Property Group	$2,827
2,301,200		Shoucheng Holdings Ltd	458
8,457,500		Shui On Land Ltd	1,138
31,899		Shurgard Self Storage Europe Sarl	2,088
2,585,600		Sime Darby Property BHD	369
1,166,954		Simon Property Group, Inc	186,444
2,422,000	*	Singha Estate PCL	146
3,620,648		Sino Land Co	4,508
3,214,000		Sino-Ocean Land Holdings Ltd	751
231,692		Sinyi Realty Co	293
1,193,466		Sirius Real Estate Ltd	2,284
570,290		SITE Centers Corp	9,028
10,278	*	SK D&D Co Ltd	274
2,922,000		Skyfame Realty Holdings Ltd	322
71,065		SL Green Realty Corp	5,095
70,300		Slate Grocery REIT	802
11,713,488		SM Prime Holdings	7,786
87,008		SmartCentres Real Estate Investment Trust	2,214
41,340		Sobha Ltd	496
2,170,500	*,e	Soho China Ltd	479
749		SOSiLA Logistics REIT, Inc	1,146
1,731,500	*	SP Setia BHD	536
54,307		Sparkassen Immobilien AG.	1,345
1,239,400	e	SPH REIT	920
314,631		Spirit Realty Capital, Inc	15,162
7,100	*	SRE Holdings Corp	447
48,902		St. Joe Co	2,545
677,283		STAG Industrial, Inc	32,482
2,986		Star Asia Investment Corp	1,642
1,658,029		Starhill Global REIT	806
71,700		Starts Corp, Inc	1,567
279		Starts Proceed Investment Corp	578
1,618,225		Stockland Trust Group	4,992
1,223,000		StorageVault Canada, Inc	6,971
414,710		STORE Capital Corp	14,266
266,406		Sumitomo Realty & Development Co Ltd	7,854
10,224,709	*	Summarecon Agung Tbk PT	599
989,860	*	Summit Hotel Properties, Inc	9,661
99,574		Summit Industrial Income REIT	1,850
44,998	*	Summit Real Estate Holdings Ltd	947
234,404		Sun Communities, Inc	49,218
92,580		Sun Frontier Fudousan Co Ltd	806
182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,529,123		Sun Hung Kai Properties Ltd	$18,555
3,424,197		Sunac China Holdings Ltd	5,180
1,274,000	g	Sunac Services Holdings Ltd	1,300
844,000	e	Sunkwan Properties Group Ltd	233
1,138,000		Sunlight Real Estate Investment Trust	633
193,622	*	Sunstone Hotel Investors, Inc	2,271
2,438,900		Suntec Real Estate Investment Trust	2,732
53,674		Sunteck Realty Ltd	353
2,057,500		Sunway Real Estate Investment	696
2,286,101		Supalai PCL	1,552
542,128		Swire Pacific Ltd (Class A)	3,084
1,415,371		Swire Properties Ltd	3,548
86,513		Swiss Prime Site AG.	8,493
322,334		TAG Tegernsee Immobilien und Beteiligungs AG.	9,004
640		Takara Leben Real Estate Investment Corp	646
973,483		Talaat Moustafa Group	560
67,241	e	Tanger Factory Outlet Centers, Inc	1,296
707,912		Target Healthcare REIT plc	1,131
18,304	*	Tejon Ranch Co	349
127,544		Terreno Realty Corp	10,878
522,000		Times Neighborhood Holdings Ltd	194
16,571	*,e	TKP Corp	199
41,480		TOC Co Ltd	240
307,793		Tokyo Tatemono Co Ltd	4,501
742,300		Tokyu Fudosan Holdings Corp	4,159
1,012		Tokyu REIT, Inc	1,742
166,443		Tosei Corp	1,461
305,178		Tricon Capital Group, Inc	4,671
8,901,563		Tritax Big Box REIT plc	30,030
17,891,554	g	Tritax EuroBox plc	28,334
18,409		UDR, Inc	1,104
956,299		UK Commercial Property REIT Ltd	969
77,199		UMH Properties, Inc	2,110
24,240	*	Unibail-Rodamco-Westfield	1,701
10,941	*	Unibail-Rodamco-Westfield	766
977,770		Unite Group plc	14,706
1,904,641		United Development Co PSC	804
5,511		United Urban Investment Corp	6,477
174,028		Uniti Group, Inc	2,438
2,202		Universal Health Realty Income Trust	131
510,133		UOL Group Ltd	2,685
100,070		Urban Edge Properties	1,901
183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
552,496		Urban Logistics REIT plc	$1,403
25,640		Urstadt Biddle Properties, Inc (Class A)	546
17,479		Vastned Retail NV	478
558,864		Ventas, Inc	28,569
8,773	e	VGP NV	2,560
834,789	e	VICI Properties, Inc	25,135
4,216,424		Vicinity Centres	5,186
3,362,000		Vista Land & Lifescapes, Inc	233
14,888		Vornado Realty Trust	623
798,784		Vukile Property Fund Ltd	620
197,298		Wallenstam AB	3,663
811,674		Warehouse REIT plc	1,942
352,590		Warehouses De Pauw CVA	16,922
74,201		Washington REIT	1,918
397,053		Watkin Jones plc	1,405
1,366,291		Waypoint REIT	2,813
424,539		Welltower, Inc	36,413
39,458	e	Wereldhave NV	575
757,655		Weyerhaeuser Co	31,200
8,518,909		WHA Corp PCL	896
1,613,606		Wharf Holdings Ltd	4,957
1,919,897		Wharf Real Estate Investment Co Ltd	9,755
38,626		Whitestone REIT	391
220,836		Wihlborgs Fastigheter AB	5,005
162,314	e	Workspace Group plc	1,776
8,514		WP Carey, Inc	699
98,207	*	Xenia Hotels & Resorts, Inc	1,779
25,780	e	Xior Student Housing NV	1,440
664,342		Yanlord Land Group Ltd	547
9,050		YH Dimri Construction & Development Ltd	879
434,000	e	Yincheng International Holding Co Ltd	136
120,500		Youngor Group Co Ltd	130
511,600		YTL Hospitality REIT	113
1,666,426		Yuexiu Property Co Ltd	1,470
1,912,000		Yuexiu Real Estate Investment Trust	792
2,250,238	e	Yuzhou Group Holdings Co Ltd	185
570,000	e	Zensun Enterprises Ltd	282
135,300		Zhejiang China Commodities City Group Co Ltd	103
1,924,000	e	Zhenro Properties Group Ltd	915
753,000	*,e	Zhongliang Holdings Group Co Ltd	353
1,906,000	e	Zhuguang Holdings Group Co Ltd	396
57,345	*	Zillow Group, Inc (Class A)	3,568
184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
163,606	*,e	Zillow Group, Inc (Class C)	$10,446
		TOTAL REAL ESTATE	4,178,004

RETAILING - 5.5%
142,457	*,e	1-800-FLOWERS.COM, Inc (Class A)	3,329
760	*	1stdibs.com, Inc	10
99,157		Aaron’s Co, Inc	2,444
49,500		ABC-Mart, Inc	2,119
48,314	*	Abercrombie & Fitch Co (Class A)	1,683
52,580	*	About You Holding SE	1,225
2,962,959		Abu Dhabi National Oil Co for Distribution PJSC	3,445
274,460	*	Academy Sports & Outdoors, Inc	12,049
777,330		Accent Group Ltd	1,387
7,360,000		Ace Hardware Indonesia Tbk PT	660
27,330		Adastria Holdings Co Ltd	385
60,130		Advance Auto Parts, Inc	14,424
431	*	aka Brands Holding Corp	4
24,493,944	*	Alibaba Group Holding Ltd	359,953
549,502	*,g	Allegro.eu S.A.	5,290
1,353,400		AllHome Corp	223
15,990	e	Alpen Co Ltd	297
860,291	*	Amazon.com, Inc	2,868,503
16,063	e	American Eagle Outfitters, Inc	407
13,765,009	*	Americanas S.A.	77,566
1,412	*	America’s Car-Mart, Inc	145
379,531	*,e	AO World plc	568
34,600	e	AOKI Holdings, Inc	186
183,988		AP Eagers Ltd	1,801
4,060,000	*,e	Apollo Future Mobility Group Ltd	234
26,203	*,e,g	Aramis Group SAS	419
23,222		Arata Corp	890
30,576		Arc Land Sakamoto Co Ltd	436
106,084	*	Aritzia, Inc	4,390
11,609	*	Arko Corp	102
25,245	*	Asbury Automotive Group, Inc	4,361
250,628		ASKUL Corp	3,344
337,991	*	ASOS plc	10,939
520,535	*	Auction Technology Group plc	10,681
28,568	*,g	Auto1 Group SE	631
83,788		Autobacs Seven Co Ltd	1,022
29,737	*,e	AutoCanada, Inc	1,004
185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
86,596	*	Autonation, Inc	$10,119
20,665	*	AutoZone, Inc	43,322
3,510,399		B&M European Value Retail S.A.	30,237
32,887	g	B&S Group Sarl	268
1,405,386	*,e,n	Baozun, Inc (ADR)	19,535
424,139		Bapcor Ltd	2,162
36,764	*	Barnes & Noble Education, Inc	250
64,393		Bath & Body Works, Inc	4,494
270,014	*,e	Bed Bath & Beyond, Inc	3,937
56,805		Belluna Co Ltd	350
922,773		Berjaya Auto BHD	350
243,319		Best Buy Co, Inc	24,721
248,954	*	BHG Group AB	2,616
112,900		BIC CAMERA, Inc	945
18,252	e	Big 5 Sporting Goods Corp	347
31,030		Big Lots, Inc	1,398
25,154	*	Bike24 Holding AG.	441
87,441		Bilia AB	1,545
2,862,978	*	boohoo.com plc	4,801
2,482	*	Boot Barn Holdings, Inc	305
68,474	*,e,g	Boozt AB	1,390
50,734		Buckle, Inc	2,147
390,713	*	Burlington Stores, Inc	113,897
132,424	*	C&A Modas Ltd	146
3,494		Caleres, Inc	79
201,321	e	Camping World Holdings, Inc	8,133
90,174		Canadian Tire Corp Ltd	12,934
42,100	e	Cango, Inc (ADR)	132
45,985	*,e	CarLotz, Inc	104
394,873	*	CarMax, Inc	51,424
200,792	*	CarParts.com, Inc	2,249
19,462	*	Cartrade Tech Ltd	222
75,568	*	Carvana Co	17,516
17,903		Cato Corp (Class A)	307
196,670	*	Ceconomy AG	846
1,850,965		Central Retail Corp PCL	1,771
168,883	*	Cettire Ltd	438
393,012	*	Chico’s FAS, Inc	2,114
249,387	*	Children’s Place, Inc	19,774
848,500		China Harmony New Energy Auto Holding Ltd	536
135,301		China International Travel Service Corp Ltd	4,664
652,629		China Meidong Auto Holdings Ltd	3,364
186

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
220,000		China Tobacco International HK Co Ltd	$443
2,182,800		Chow Tai Fook Jewellery Group Ltd	3,933
782	*	Citi Trends, Inc	74
234,568	*	City Chic Collective Ltd	938
25,123	*	CJ O Shopping Co Ltd	2,929
114,823	e	Clas Ohlson AB (B Shares)	1,742
471,279		Com7 PCL (Foreign)	1,152
15,658	*	Conn’s, Inc	368
28,046	*	Container Store Group, Inc	280
475,438	*,e	Coupang, Inc	13,968
7,262	*	Cuckoo Homesys Co Ltd	239
48,100	*	Dada Nexus Ltd (ADR)	633
181,946		DCM Holdings Co Ltd	1,684
60,223		Delek Automotive Systems Ltd	853
845,577	*,g	Deliveroo plc	2,414
176,899	*,g	Delivery Hero AG.	19,581
60,600	*,e	Demae-Can Co Ltd	483
44,726	*,e	Desenio Group AB	120
535,336	*	Designer Brands, Inc	7,607
4,704	e	Dick’s Sporting Goods, Inc	541
51,035		Dieteren S.A.	9,949
5,337	e	Dillard’s, Inc (Class A)	1,308
1,697,808		Dixons Carphone plc	2,640
631,712		Dohome PCL	440
253,354		Dollar General Corp	59,748
255,852	*	Dollar Tree, Inc	35,952
617,316		Dollarama, Inc	30,896
443,832		Don Quijote Co Ltd	6,118
141,061	*	DoorDash, Inc	21,004
24,400		Doshisha Co Ltd	332
157,179	*	Dufry Group	7,748
2,245	*	Duluth Holdings, Inc	34
147,829		Dunelm Group plc	2,763
83,290	g	Dustin Group AB	978
976,953		eBay, Inc	64,967
99,478		EDION Corp	929
141,083	*	Etsy, Inc	30,889
193,586	g	Europris ASA	1,546
914,000		Far Eastern Department Stores Co Ltd	708
29,185	*	Farfetch Ltd	976
46,262		Fast Retailing Co Ltd	26,297
80,711	*	Fawaz Abdulaziz Al Hokair & Co	334
187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
31,887		Fielmann AG.	$2,141
88,773	*	Five Below, Inc	18,366
24,978	*	Fiverr International Ltd	2,840
389,710	g	Fix Price Group Ltd (GDR)	2,942
101,063	*	Floor & Decor Holdings, Inc	13,139
21,243		Fnac Darty SA	1,390
36,090		Foot Locker, Inc	1,575
359,839	*	Foschini Ltd	2,798
9,285		Fox Wizel Ltd	1,667
21,640		Franchise Group, Inc	1,129
467,313	*	Frasers Group plc	4,903
300,613	*	Funko, Inc	5,652
218,116	*	Future Enterprises Ltd	150
68,942	*,e	GameStop Corp (Class A)	10,230
508,383		Gap, Inc	8,973
12,470	*	Genesco, Inc	800
45,949		Genuine Parts Co	6,442
29,300		Geo Holdings Corp	316
412,461	*,e	Global Fashion Group S.A.	2,077
12,774,885	*,e	GOME Electrical Appliances Holdings Ltd	1,082
9,170	*,e	Greenlane Holdings Inc	9
15,715		Group 1 Automotive, Inc	3,068
26,351	*,e	Groupon, Inc	610
24,632	*,e	GrowGeneration Corp	321
99,053	*	Grupo SBF S.A.	399
84,996		Guess?, Inc	2,013
76,700		Gulliver International Co Ltd	482
501,775		Halfords Group plc	2,346
93,625		Hankyu Department Stores, Inc	660
679,694		Harvey Norman Holdings Ltd	2,443
9,512		Haverty Furniture Cos, Inc	291
3,116,000	*,e	HengTen Networks Group Ltd	1,181
1,052,584	e	Hennes & Mauritz AB (B Shares)	20,654
15,416		Hibbett Sports, Inc	1,109
19,822		Hikari Tsushin, Inc	3,053
1,613,852		Home Depot, Inc	669,765
6,430,867		Home Product Center PCL (Foreign)	2,790
25,994	*	Home24 SE	343
3,904,000	e	Hong Kong Television Network Ltd	4,257
9,079		Hornbach Baumarkt AG.	493
11,668		Hornbach Holding AG. & Co KGaA	1,752
343,482		Hotai Motor Co Ltd	7,611
188

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
35,529	*,e	Hotel Shilla Co Ltd	$2,329
2,285,000	*,†	Hsin Chong Group Holdings Ltd	3
14,850	*	Hyundai Department Store Co Ltd	937
5,445	*	Hyundai Home Shopping Network Corp	290
475,635		Inchcape plc	5,855
1,126,231		Industria De Diseno Textil S.A.	36,321
409,500		Isetan Mitsukoshi Holdings Ltd	3,026
39,800		Izumi Co Ltd	1,116
304,900		J Front Retailing Co Ltd	2,776
101,342		Jarir Marketing Co	5,303
145,668		JB Hi-Fi Ltd	5,122
1,528,950	*,e,g	JD Health International, Inc	12,061
3,350,001	*	JD Sports Fashion plc	9,877
4,302,368	*,h	JD.com, Inc	148,227
16,142		JINS Holdings, Inc	984
72,715	e	JOANN, Inc	755
28,620		Joshin Denki Co Ltd	533
62,374		Joyful Honda Co Ltd	799
118,297		JUMBO S.A.	1,697
300,589	*,g	Just Eat Takeaway.com NV	16,331
129,949	*,e	Just Eat Takeaway.com NV (ADR)	1,398
36,842	e	Kamux Corp	481
36,387		Keiyo Co Ltd	268
300,817		Kering	241,361
598,836		Kingfisher plc	2,754
10,300	*	Kintetsu Department Store Co Ltd	234
2,254	*,e	Kirkland’s, Inc	34
114,767	e	Kogan.com Ltd	736
84,948		Kohl’s Corp	4,196
74,305		Kohnan Shoji Co Ltd	2,187
132,152		Komeri Co Ltd	2,942
30,096	*	Koreacenter Co Ltd	168
516,128		K’s Holdings Corp	5,015
13,245	*	Lands’ End, Inc	260
6,243	*	Lazydays Holdings, Inc	134
129,475	*	Leslie’s, Inc	3,063
39,800		Liaoning Cheng Da Co Ltd	122
514,000	*	Lifestyle International Holdings Ltd	283
2,403	*	Liquidity Services, Inc	53
28,274		Lithia Motors, Inc (Class A)	8,396
89,483		LKQ Corp	5,372
17,372,800		Lojas Americanas S.A.	18,335
189

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
64,973,036	a	Lojas Americanas S.A. (Preference)	$68,436
783,100		Lojas Quero Quero S	1,567
1,086,980		Lojas Renner S.A.	4,704
10,638	*	LOTTE Himart Co Ltd	225
13,969	*	Lotte Shopping Co Ltd	1,024
62,358		Lovisa Holdings Ltd	912
1,800,527	n	Lowe’s Companies, Inc	465,400
430,561		Luk Fook Holdings International Ltd	1,160
265	*	Lulu’s Fashion Lounge Holdings, Inc	3
25,421	*	Lumber Liquidators, Inc	434
552,479		Macy’s, Inc	14,464
6,225,525		Magazine Luiza S.A.	8,025
42,205	e,g	Maisons du Monde S.A.	977
430,126	*,e,g	Maoyan Entertainment	504
19,753	*	MarineMax, Inc	1,166
2,380,298	*	Marks & Spencer Group plc	7,488
230,800		Marui Co Ltd	4,346
156,345,400	a	Matahari Department Store Tbk PT	45,527
48,411		Matas A.S.	923
28,516	*	Matsuya Co Ltd	205
10,571	e	Media Do Holdings Co Ltd	377
5,013,635	*,g	Meituan Dianping (Class B)	144,982
57,846	*	Mekonomen AB	1,003
9,012	*	MercadoLibre, Inc	12,152
258,800	*	Mercari, Inc	13,167
261,070	*	Mister Spex SE	3,347
8,884,479	*	Mitra Adiperkasa Tbk PT	443
55,540		Mobilezone Holding AG.	828
52,000		momo.com, Inc	3,044
681,170		Moneysupermarket.com Group plc	1,992
23,278		Monro Muffler, Inc	1,356
201,141	*	Moonpig Group plc	1,022
163,799		Motus Holdings Ltd	1,132
296,726		Mr Price Group Ltd	3,721
263,500	*,e,g	Mulsanne Group Holding Ltd	174
6,186		Murphy USA, Inc	1,233
37,355	e	Musti Group Oyj	1,322
14,900	e	Nafco Co Ltd	227
359,595		Naspers Ltd (N Shares)	55,813
58,567	*	National Vision Holdings, Inc	2,811
81,892		Next plc	9,058
56,920		Nextage Co Ltd	1,174
190

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
80,031		Nick Scali Ltd	$894
50,635	e	Nishimatsuya Chain Co Ltd	607
80,617		Nitori Co Ltd	12,058
35,962		Nojima Corp	753
9,512	*,e	Nordstrom, Inc	215
125,119	*	ODP Corp	4,915
27,500	*	Oisix ra daichi, Inc	739
62,886	*	Ollie’s Bargain Outlet Holdings, Inc	3,219
8,068		OneWater Marine, Inc	492
65,584	*	O’Reilly Automotive, Inc	46,317
4,566	*	Overstock.com, Inc	269
60,280	*,e	Ozon Holdings plc (ADR)	1,785
327,987		Padini Holdings BHD	220
23,528	*	Pal Co Ltd	351
383,215		Paltac Corp	15,792
53,210	*	Party City Holdco, Inc	296
103,780		PChome Online Inc	480
31,691		Penske Auto Group, Inc	3,398
886,325	*,g	Pepkor Holdings Ltd	1,218
327,800		Pet Center Comercio e Participacoes S.A.	960
33,688		Pet Valu Holdings Ltd	961
276,273	*,e	Petco Health & Wellness Co, Inc	5,467
4,229	e	PetMed Express, Inc	107
607,699		Pets at Home Group plc	3,825
979,378	*	Pinduoduo, Inc (ADR)	57,098
54,636		Pool Corp	30,924
7,779	*	Porch Group, Inc	121
2,399,129	*	Pou Sheng International Holdings Ltd	351
60,252		Poya Co Ltd	923
241,243		Premier Investments Ltd	5,323
1,668,520		Prosus NV	138,195
857,768		PTG Energy PCL (Foreign)	387
3,188,900		PTT Oil & Retail Business PCL	2,574
53,717	*,e	Puuilo Oyj	572
10,005	*	Quotient Technology, Inc	74
355,813		Qurate Retail Group, Inc QVC Group	2,704
441,065	*	Rakuten, Inc	4,425
108,788	*	RealReal, Inc	1,263
216,780	*,e	Redbubble Ltd	515
6,075	*	Rent the Runway, Inc	50
105,612		Rent-A-Center, Inc	5,074
15,329	*	Retailors Ltd	518
191

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
45,137	*	Revolve Group, Inc	$2,529
25,072	*	RH	13,437
295,286		Ross Stores, Inc	33,745
50,053		Rvrc Holding AB	580
167,640		Ryohin Keikaku Co Ltd	2,556
1,233,831	*,e	SA SA International Holdings Ltd	264
1,780,567		SACI Falabella	5,808
9,786	*	Sally Beauty Holdings, Inc	181
63,200		Sanrio Co Ltd	1,372
187,079		Saudi Co For Hardware CJSC	2,426
70,781		Seria Co Ltd	2,050
270,404		Shanghai Yuyuan Tourist Mart Group Co Ltd	437
251,256	*,e	Shift Technologies, Inc	857
36,200		Shimamura Co Ltd	3,038
23,414		Shinsegae Co Ltd	4,997
3,055		Shinsegae International Co Ltd	373
2,850		Shoe Carnival, Inc	111
23,799		Shutterstock, Inc	2,639
23,139		Signet Jewelers Ltd	2,014
389,552		Singer Thailand PCL	617
44,309	g	Sleep Country Canada Holdings, Inc	1,315
12,090	*	Sleep Number Corp	926
36,589	*,g	SMCP S.A.	303
68,802		Sonic Automotive, Inc (Class A)	3,402
4,395	*	Sportsman’s Warehouse Holdings, Inc	52
8,069	*	Stitch Fix Inc	153
519,024	*	Suning.com Co Ltd	336
430,597		Super Group Ltd	920
189,139		Super Retail Group Ltd	1,714
4,043		Tadiran Holdings Ltd	564
184,251		Takashimaya Co Ltd	1,717
38,794		Takkt AG.	678
726,494		Target Corp	168,140
20,369		Telepark Corp	294
100,146	*,e	Temple & Webster Group Ltd	784
3,263,776	*	THG Holdings Ltd	10,125
20,954		Tilly’s, Inc	338
3,318,161		TJX Companies, Inc	251,915
205,494		Tokmanni Group Corp	4,600
1,864,489	g	Topsports International Holdings Ltd	1,888
196,558	*	Torrid Holdings, Inc	1,942
111,892		Tractor Supply Co	26,697
192

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,014	*	TravelCenters of America, Inc	$52
200,917		Trent Ltd	2,869
449,569		Truworths International Ltd	1,474
80,013	*	Ulta Beauty, Inc	32,993
198,099		United Arrows Ltd	3,154
30,876		United Electronics Co	1,112
341,869	*	Urban Outfitters, Inc	10,037
379,473		USS Co Ltd	5,929
258,200	*,e	Uxin Ltd (ADR)	408
4,600	*	Valora Holding AG.	785
1,390,667	*	Via S	1,305
1,358,272		Vibra Energia S.A.	5,208
497,329	*	Victorian Plumbing PLC	798
18,307	*	Victoria’s Secret & Co	1,017
4,878,940	*	Vipshop Holdings Ltd (ADR)	40,983
561,169	g	Vivo Energy plc	1,001
10,050	*	V-Mart Retail Ltd	504
110,113	*,e	Vroom, Inc	1,188
71,988		VT Holdings Co Ltd	292
20,200		Wangfujing Group Co Ltd	86
72,598	*,e	Wayfair, Inc	13,791
1,298,858		Wesfarmers Ltd	56,041
11,798	*	Westwing Group AG.	295
158,843	*	WH Smith plc	3,193
311,201		Wickes Group plc	998
1,560,700		Wilcon Depot, Inc	934
107,338		Williams-Sonoma, Inc	18,154
2,064		Winmark Corp	512
1,131,917		Woolworths Holdings Ltd	3,684
142,000	e	Workman Co Ltd	6,790
420,983		Wuchan Zhongda Group Co Ltd	392
21,142		Xebio Co Ltd	170
508,000		Xinhua Winshare Publishing and Media Co Ltd	385
2,122	*	Xometry, Inc	109
154,801	e,g	XXL ASA	247
1,271,100		Yamada Denki Co Ltd	4,346
41,633		Yellow Hat Ltd	599
272,081	*,g	Zalando SE	21,918
667,572		Zhongsheng Group Holdings Ltd	5,209
4,202,791	*	Zomato Ltd	7,768
140,830		ZOZO Inc	4,391
193

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
72,780	*	Zumiez, Inc	$3,493
		TOTAL RETAILING	7,593,565

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.1%
235,615		A-DATA Technology Co Ltd	785
2,169,979	*,e	Advanced Micro Devices, Inc	312,260
44,821	*	Advanced Micro-Fabrication Equipment, Inc China	891
148,483		Advanced Wireless Semiconductor Co	760
186,600	n	Advantest Corp	17,671
322,100		AEM Holdings Ltd	1,257
270,779		Aixtron AG.	5,485
77,000		Alchip Technologies Ltd	2,832
39,567	*	Allegro MicroSystems, Inc	1,432
142,509	*	Alpha & Omega Semiconductor Ltd	8,630
336,654	*	Alphawave IP Group plc	910
80,000		Amazing Microelectronic Corp	707
115,783	*	Ambarella, Inc	23,491
388,094		Amkor Technology, Inc	9,621
333,716	*,e	ams AG.	6,039
980,574		Analog Devices, Inc	172,355
37,000		Andes Technology Corp	713
89,000		AP Memory Technology Corp	1,600
2,618,187		Applied Materials, Inc	411,998
443,738		Ardentec Corp	888
7,220,925		ASE Technology Holding Co Ltd	27,903
70,399		ASM International NV	31,075
1,911,800		ASM Pacific Technology	20,660
30,231		ASMedia Technology, Inc	1,982
23,589		ASML Holding NV	18,780
932,806		ASML Holding NV	747,196
26,000		ASPEED Technology, Inc	3,353
1,829	*,e	Atomera, Inc	37
25,451	*	Axcelis Technologies, Inc	1,898
36,699	*	AXT, Inc	323
118,614		BE Semiconductor Industries NV	10,084
308,000	e	BOE Varitronix Ltd	396
47,106	*	Borosil Renewables Ltd	394
1,105,294		Broadcom, Inc	735,474
149,842		Brooks Automation, Inc	15,450
36,499	*	Camtek Ltd	1,683
2,381	*	Ceva, Inc	103
206,000		Chang Wah Technology Co Ltd	776
194

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
11,538	*,†	China Energy Savings Technology, Inc	$0
1,697,000		Chipbond Technology Corp	4,087
2,534,436		ChipMOS Technologies, Inc	4,439
98,375	*	Cirrus Logic, Inc	9,052
7,208		CMC Materials, Inc	1,382
26,331	*	Cohu, Inc	1,003
456,000		D&O Green Technologies Bhd	644
393,151	*	Daqo New Energy Corp (ADR)	15,852
20,329	*	Diodes, Inc	2,232
33,280		Disco Corp	10,172
59,674	*	Dongbu HiTek Co Ltd	3,637
11,125	*	Duk San Neolux Co Ltd	526
313,400		Elan Microelectronics Corp	1,921
278,000		Elite Semiconductor Memory Technology, Inc	1,650
10,279		Elmos Semiconductor AG.	682
125,000		eMemory Technology, Inc	9,866
774,000	*	ENNOSTAR, Inc	2,140
141,697	*	Enphase Energy, Inc	25,922
133,528		Entegris, Inc	18,504
9,395	*	Eo Technics Co Ltd	943
256,000	*	Episil Holdings, Inc	1,318
106,000		Episil-Precision, Inc	510
15,455		Eugene Technology Co Ltd	671
499,000		Everlight Electronics Co Ltd	948
884,060		Faraday Technology Corp	7,616
49,933		Ferrotec	1,830
14,453	*	Fine Semitech Corp	307
101,384	*	First Solar, Inc	8,837
111,859		Fitipower Integrated Technology, Inc	1,137
97,500		Flat Glass Group Co Ltd	885
472,000	e	Flat Glass Group Co Ltd	2,403
97,532	*	Formfactor, Inc	4,459
162,000		Formosa Advanced Technologies Co Ltd	229
610,200		Formosa Sumco Technology Corp	6,376
76,376		Foxsemicon Integrated Technology, Inc	702
14,263,000	*,e	GCL Poly Energy Holdings Ltd	5,173
337,706	*	GCL System Integration Technology Co Ltd	202
34,813	*	GemVax & Kael Co Ltd	511
46,306		Gigadevice Semiconductor Beijing, Inc	1,278
74,000		Global Mixed Mode Technology, Inc	708
95,000		Global Unichip Corp	2,006
48,628	*	GLOBALFOUNDRIES, Inc	3,159
195

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,069,088		Globalwafers Co Ltd	$34,249
567,000	*	Greatech Technology Bhd	913
310,000		Greatek Electronics, Inc	874
54,000		Gudeng Precision Industrial Co Ltd	631
18,884	*	HAESUNG DS Co Ltd	774
9,306		Hana Materials, Inc	490
64,143		Hangzhou First Applied Material Co Ltd	1,312
91,944		Hangzhou Silan Microelectronics Co Ltd	782
22,903	*	Hanmi Semiconductor Co Ltd	727
190,000		Holtek Semiconductor, Inc	770
365,531	*,g	Hua Hong Semiconductor Ltd	2,019
1,244,665		Hynix Semiconductor, Inc	136,705
186,829	*	Ichor Holdings Ltd	8,600
44,028	*,e	Impinj, Inc	3,905
2,399,397		Infineon Technologies AG.	110,465
34,056		Ingenic Semiconductor Co Ltd	717
13,038		Innox Advanced Materials Co Ltd	505
2,784,808		Intel Corp	143,418
764,233	*,e	IQE plc	359
156,000		ITE Technology, Inc	610
7,236		ITM Semiconductor Co Ltd	259
108,703		JA Solar Technology Co Ltd	1,579
74,513		Japan Material Co Ltd	1,227
73,000		Jentech Precision Industrial Co Ltd	1,074
41,712	*,e	JinkoSolar Holding Co Ltd (ADR)	1,917
39,373	*	Jusung Engineering Co Ltd	693
2,083,000		King Yuan Electronics Co Ltd	3,364
319,000		Kinsus Interconnect Technology Corp	2,674
335,333		KLA Corp	144,230
58,791	*	Koh Young Technology, Inc	1,171
6,242	*	KoMiCo Ltd	352
373,148	*,e	Kopin Corp	1,526
38,801		Kulicke & Soffa Industries, Inc	2,349
387,302		Lam Research Corp	278,528
87,800		Land Mark Optoelectronics Corp	623
77,948		Lasertec Corp	23,876
477,151	*	Lattice Semiconductor Corp	36,769
28,902	*	LB Semicon, Inc	324
10,770	*	LEENO Industrial Inc	1,794
373,563		LONGi Green Energy Technology Co Ltd	5,054
309,437	*	MACOM Technology Solutions Holdings, Inc	24,229
2,011,000		Macronix International	3,060
196

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
227,200		Malaysian Pacific Industries BHD	$2,686
777,000		Marketech International Corp	5,100
2,300,145		Marvell Technology, Inc	201,240
15,141	*	Maxeon Solar Technologies Ltd	210
48,608	*	MaxLinear, Inc	3,665
5,061,065		MediaTek, Inc	217,168
19,389	*	Megachips Corp	868
40,179		Melexis NV	4,788
24,071	*,e	Meta Materials, Inc	59
3,043,834	*,e	Meyer Burger Technology AG.	1,354
359,200		Mi Technovation Bhd	291
305,794		Microchip Technology, Inc	26,622
2,145,311		Micron Technology, Inc	199,836
33,000		Micronics Japan Co Ltd	531
17,991		Mimasu Semiconductor Industry Co Ltd	415
24,006		Mitsui High-Tec, Inc	2,355
32,082		MKS Instruments, Inc	5,588
221,893		Monolithic Power Systems, Inc	109,466
51,306		Montage Technology Co Ltd	675
31,220	*	Nanometrics, Inc	3,160
917,075		Nanya Technology Corp	2,583
142,810	*	National Silicon Industry Group Co Ltd	579
36,014		NAURA Technology Group Co Ltd	1,963
44,015	*	NeoPhotonics Corp Ltd	677
18,402	*	NEPES Corp	591
4,392	*	NEXTIN, Inc	222
275,958	*	Nordic Semiconductor ASA	9,255
34,559	*	Nova Measuring Instruments Ltd	4,946
421,758		Novatek Microelectronics Corp Ltd	8,190
169,657		Nuvoton Technology Corp	861
377		NVE Corp	26
4,476,069		NVIDIA Corp	1,316,457
929,138		NXP Semiconductors NV	211,639
428,323	*	ON Semiconductor Corp	29,092
35,852		Optorun Co Ltd	740
176,000		Orise Technology Co Ltd	1,087
332,100		Pan Jit International, Inc	1,280
115,000		Parade Technologies Ltd	8,749
25,821	*	PDF Solutions, Inc	821
170,000		Phison Electronics Corp	3,138
112,593	*	Photronics, Inc	2,122
143,613		Pixart Imaging, Inc	788
197

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,118		Power Integrations, Inc	$568
807,000		Powertech Technology, Inc	2,844
10,317	*	PSK, Inc	457
24,790	*	PVA TePla AG.	1,178
59,739	*	Qorvo, Inc	9,343
2,614,846		QUALCOMM, Inc	478,177
476,983		Radiant Opto-Electronics Corp	1,739
94,340	*	Rambus, Inc	2,773
55,000	*	RDC Semiconductor Co Ltd	942
474,261		Realtek Semiconductor Corp	9,909
320,397	*,e	REC Silicon ASA	649
1,304,715	*,n	Renesas Electronics Corp	16,205
18,266	*	RFHIC Corp	547
88,800		RichWave Technology Corp	874
106,441		Rohm Co Ltd	9,683
12,807		Rorze Corp	1,379
8,400		RS Technologies Co Ltd	497
16,113		S&S Tech Corp	498
28,613		Sanken Electric Co Ltd	1,568
46,269	e	SCREEN Holdings Co Ltd	4,972
134,000		SDI Corp	847
184,767	*	Semtech Corp	16,431
42,171	*	Seoul Semiconductor Co Ltd	545
13,641	*	Seoul Viosys Co Ltd	152
14,956		SG Micro Corp	726
30,185		Shenzhen Goodix Technology Co Ltd	511
21,721		Shenzhen SC New Energy Technology Corp	390
238,700		Shinko Electric Industries	11,372
783,116		Sigurd Microelectronics Corp	1,660
201,578		Silergy Corp	36,485
104,862	*	Silicon Laboratories, Inc	21,646
12,027	*	Silicon Works Co Ltd	1,689
16,374		Siltronic AG.	2,619
3,827		Siltronic AG.	616
20,939		SIMMTECH Co Ltd	802
1,167,838		Sino-American Silicon Products, Inc	9,946
9,535	*	SiTime Corp	2,789
123,567		Sitronix Technology Corp	1,424
1,445	*,e	SkyWater Technology, Inc	23
90,699		Skyworks Solutions, Inc	14,071
11,553		SMA Solar Technology AG.	488
60,560	*	SMART Global Holdings, Inc	4,299
198

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
26,571	*,e	SOITEC	$6,510
799	*	SolarEdge Technologies, Inc	224
153,000		Sonix Technology Co Ltd	508
11,500		StarPower Semiconductor Ltd	686
1,138,189		STMicroelectronics NV	55,970
78,516	*	STS Semiconductor & Telecommunications	506
231,183	e,n	Sumco Corp	4,708
515,000		Sunplus Technology Co Ltd	720
167,790	*,e	SunPower Corp	3,502
35,099	*	Synaptics, Inc	10,162
200,000		Taiwan Mask Corp	778
230,000		Taiwan Semiconductor Co Ltd	652
42,622,458		Taiwan Semiconductor Manufacturing Co Ltd	942,851
813,876		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	97,917
270,847		Taiwan Surface Mounting Technology Co Ltd	1,206
159,699		Teradyne, Inc	26,116
14,210		TES Co Ltd	354
10,512	*	Tesna Co Ltd	441
716,105		Texas Instruments, Inc	134,964
226,525		Tianjin Zhonghuan Semiconductor Co Ltd	1,483
170,261		Tianshui Huatian Technology Co Ltd	340
5,612		Tokai Carbon Korea Co Ltd	700
147,905		Tokyo Electron Ltd	85,130
63,200		Tokyo Seimitsu Co Ltd	2,799
71,248		TongFu Microelectronics Co Ltd	217
354,330		Topco Scientific Co Ltd	2,020
109,532	*	Tower Semiconductor Ltd	4,346
221,447	*	Tower Semiconductor Ltd (Tel Aviv)	8,758
32,600		Tri Chemical Laboratories, Inc	1,033
1,746,000	*,†	Trony Solar Holdings Co Ltd.	2
4,176		TSE Co Ltd	259
397,000	*	TSEC Corp	609
7,614	*	U-Blox AG.	587
248,843	*	Ultra Clean Holdings	14,274
54,044		Ulvac, Inc	3,381
46,706		Unigroup Guoxin Microelectronics Co Ltd	1,649
422,800		Unisem M BHD	413
8,747,071		United Microelectronics Corp	20,492
2,415,396	*	United Renewable Energy Co Ltd/Taiwan	1,908
18,071	*	UniTest, Inc	450
37,154		Universal Display Corp	6,132
199

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
639,744		Vanguard International Semiconductor Corp	$3,644
43,578	*	Veeco Instruments, Inc	1,241
204,000		Via Technologies, Inc	632
160,068		Visual Photonics Epitaxy Co Ltd	830
282,600		ViTrox Corp BHD	1,348
548,935		Wafer Works Corp	1,691
58,011		Will Semiconductor Ltd	2,828
501,000		Win Semiconductors Corp	6,760
2,054,389		Winbond Electronics Corp	2,516
549,410	*	Wolfspeed Inc	61,408
31,590	*	WONIK IPS Co Ltd	1,121
16,642	*	Wonik QnC Corp	399
62,425	*,g	X-Fab Silicon Foundries SE	646
3,466	*,g	X-Fab Silicon Foundries SE	36
303,422		Xilinx, Inc	64,335
177,000		XinTec, Inc	914
5,183,214		Xinyi Solar Holdings Ltd	8,800
89,906		Zhejiang Jingsheng Mechanical & Electrical Co Ltd	980
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	8,421,410

SOFTWARE & SERVICES - 11.1%
117,200	*	21Vianet Group, Inc (ADR)	1,058
291,287	*	360 Security Technology, Inc	581
79,691	*	8x8, Inc	1,336
31,000	*	91APP, Inc	296
95,132		A10 Networks, Inc	1,577
146,984	e	Absolute Software Corp	1,378
1,425,486		Accenture plc	590,935
210,498	*	ACI Worldwide, Inc	7,304
3,677		Adesso SE	875
3,173	e	Admicom Oyj	305
496,039	*	Adobe, Inc	281,284
51,659	*,g	Adyen NV	135,605
588,938	*	Afterpay Touch Group Ltd	35,553
3,080	*	Agilysys, Inc	137
32,700	*	Agora, Inc (ADR)	530
6,480	*	Ahnlab, Inc	539
153,175	*	Akamai Technologies, Inc	17,928
13,154		Al Moammar Information Systems Co	530
24,621	*	Alarm.com Holdings, Inc	2,088
34,606	*,e	Alkami Technology, Inc	694
58,681		Alliance Data Systems Corp	3,906
200

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,100		Alpha Systems, Inc	$250
4,583	*,e	Altair Engineering, Inc	354
35,483		Alten	6,402
57,734	*	Alteryx, Inc	3,493
143,714		Altium Ltd	4,719
662,597	*	Amadeus IT Holding S.A.	44,834
187,687		Amdocs Ltd	14,046
9,370		American Software, Inc (Class A)	245
288,392	*	Anaplan, Inc	13,223
38,075	*	Ansys, Inc	15,273
299,383		Appen Ltd	2,427
1,777	*	Appfolio, Inc	215
19,207	*,e	Appian Corp	1,252
534,548	*	Argo Blockchain plc	716
22,300		Argo Graphics, Inc	624
1,730	*	Arteris, Inc	37
217,877	*	Asana, Inc	16,243
205,600	g	AsiaInfo Technologies Ltd	336
66,151	*	Aspen Technology, Inc	10,068
98,413		Asseco Poland S.A.	2,112
101,558		Atea ASA	1,890
134,696	*	Atlassian Corp plc	51,358
143,841	e	Atos Origin S.A.	6,093
5,032		Atoss Software AG.	1,241
8,244		Aubay	587
205,170	*	Autodesk, Inc	57,692
416,866		Automatic Data Processing, Inc	102,791
91,381	*	Avalara, Inc	11,798
816,900	g	Avast plc	6,714
7,313	*	Avaya Holdings Corp	145
132,203		Aveva Group plc	6,100
5,314	*,e	AvidXchange Holdings, Inc	80
1,506,900	*,e	BASE, Inc	8,085
13,460	*	BasWare Oyj	458
370,934		Bechtle AG.	26,396
40,237		Beijing E-Hualu Information Technology Co Ltd	223
24,676		Beijing Kingsoft Office Software, Inc	1,027
53,540		Beijing Shiji Information Technology Co Ltd	241
59,318		Beijing Sinnet Technology Co Ltd	138
38,400		Bell System24 Holdings, Inc	418
61,772	*	Benefitfocus, Inc	658
136,717		Bentley Systems, Inc	6,608
201

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
231,274	*	BigCommerce Holdings, Inc	$8,180
90,755	*	Bill.Com Holdings, Inc	22,612
151,709		Birlasoft Ltd	1,109
67,458	*,e	Bit Digital, Inc	410
40,200	*,e	BIT Mining Ltd (ADR)	247
221,017	*	Black Knight, Inc	18,320
26,217	*	Blackbaud, Inc	2,071
659,384	*,e	Blackberry Ltd (New)	6,161
55,047	*,e	Blackline, Inc	5,700
739,474	*	Block Inc	119,432
98,897	*	Blue Prism Group plc	1,691
33,393	*	Bottomline Technologies, Inc	1,886
384,650	*	Box, Inc	10,074
1,696,923	*,e	BrainChip Holdings Ltd	838
316,730		Bravura Solutions Ltd	568
166,315	*	Brightcove, Inc	1,700
92,800	e	Broadleaf Co Ltd	352
113,417		Broadridge Financial Solutions, Inc	20,735
287,305	*	BTRS Holdings, Inc	2,247
259,511		Bytes Technology Group plc	1,993
57,247	*,e	C3.ai, Inc	1,789
244,267	*	Cadence Design Systems, Inc	45,519
80,647	*	Cafe24 Corp	1,854
46,848		Cancom SE	3,141
5,324	*	Cantaloupe, Inc	47
788,179		Cap Gemini S.A.	193,167
2,035,176	*	Capita Group plc	1,005
10,987		Cass Information Systems, Inc	432
10,963		cBrain A.S.	473
116,509		CDK Global, Inc	4,863
47,414	*,e	Cellebrite DI Ltd	380
3,215	*,e	Cerence Inc	246
125,719	*	Ceridian HCM Holding, Inc	13,133
267,238	*	CGI, Inc	23,630
37,100	*,e	Change, Inc	611
103,604	*	ChannelAdvisor Corp	2,557
400,000	*,e	Chatwork Co Ltd	3,300
148,953	*	Check Point Software Technologies	17,362
93,274		China TransInfo Technology Co Ltd	219
9,266,321	*	China Youzan Ltd	643
3,018,000		Chinasoft International Ltd	3,936
132,400	*	Chindata Group Holdings Ltd (ADR)	873
1,231,200		Cielo S.A.	494
202

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
133,176	*	Cint Group AB	$2,113
119,164		Citrix Systems, Inc	11,272
29,129	*,e	Cleanspark, Inc	277
59,400	*	Clear Sale S.A.	94
56,000	*,e	Cloopen Group Holding Ltd (ADR)	162
249,176	*	Cloudflare, Inc	32,767
14,146	*,e	CM.com NV	448
26,355		Coforge Ltd	2,082
498,976		Cognizant Technology Solutions Corp (Class A)	44,269
78,481	*	Cognyte Software Ltd	1,230
233,242	*	Commvault Systems, Inc	16,075
134,336		Computacenter plc	5,336
41,123		Computer Age Management Services Ltd	1,472
366,275		Computershare Ltd	5,332
27,488		Comture Corp	861
71,299		Concentrix Corp	12,735
631,130	*	Conduent, Inc	3,370
6,913	*,e	Consensus Cloud Solutions, Inc	400
34,282		Constellation Software, Inc	63,606
239,377	*,e	Converge Technology Solutions Corp	2,057
3,692	*	Couchbase, Inc	92
70,873	*	Coupa Software, Inc	11,201
69,761	*,g	Crayon Group Holding ASA	1,450
316,885	*	Crowdstrike Holdings, Inc	64,882
6,481	*	CS Disco, Inc	232
16,285		CSG Systems International, Inc	938
111,956	*	CyberArk Software Ltd	19,400
32,200	e	Cybozu, Inc	512
89,579		Cyient Ltd	1,231
2,336,989	*	Darktrace plc	13,292
1,373,228		Dassault Systemes SE	81,495
190,368		Data#3 Ltd	814
268,026	*	Datadog, Inc	47,738
4,713	*	Datagroup SE	519
17,763	*,e	Datto Holding Corp	468
382,825	*	Descartes Systems Group, Inc	31,662
88,577		DHC Software Co Ltd	108
1,203	*,e	Digimarc Corp	47
14,300		Digital Arts, Inc	1,045
1,717,831		Digital China Holdings Ltd	1,091
40,213		Digital Garage, Inc	1,709
2,782,900	*	Digital Mediatama Maxima Tbk PT	531
203

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
122,165	*	Digital Turbine, Inc	$7,451
4,119	*	Digital Value S.p.A	534
121,485	*,e	DigitalOcean Holdings, Inc	9,759
17,719	*,e	Docebo, Inc	1,189
341,794	*	DocuSign, Inc	52,059
34,299		Dolby Laboratories, Inc (Class A)	3,266
167,429	*	Domo, Inc	8,304
339,666		dotdigital group plc	909
49,120	*	DoubleVerify Holdings, Inc	1,635
301,325	*	Dropbox, Inc	7,395
46,900		DTS Corp	1,030
339,059	*	Dubber Corp Ltd	674
66,846	*	Duck Creek Technologies, Inc	2,013
21,131	*	DuzonBIzon Co Ltd	1,296
243,455	*	DXC Technology Co	7,837
359,589	e	Dye & Durham Ltd	12,758
293,803	*	Dynatrace, Inc	17,731
472,391	*,e	E2open Parent Holdings, Inc	5,319
22,805		Ebix, Inc	693
16,258		eClerx Services Ltd	571
169,969	e	Econocom Group S.A.	710
271,375		Edenred	12,532
12,934	*	eGain Corp	129
104,647	*	Elastic NV	12,881
381,916	*	EML Payments Ltd	897
6,015	*	Enfusion, Inc	126
4,299	*	EngageSmart, Inc	104
50,085		Enghouse Systems Ltd	1,918
16,535	*	Envestnet, Inc	1,312
130,368	*	EPAM Systems, Inc	87,144
6,380		Esker S.A.	2,627
49,554	*	Euronet Worldwide, Inc	5,905
37,575	*	Everbridge, Inc	2,530
16,217	*,e	EverCommerce, Inc	255
96,854		EVERTEC, Inc	4,841
5,464	*	Evo Payments, Inc	140
200,000	*	Exasol AG.	1,740
72,933	*	ExlService Holdings, Inc	10,559
33,384	*	Fair Isaac Corp	14,478
100,500	*,e	Fastly, Inc	3,563
552,252	*	Fawry for Banking & Payment Technology Services SAE	451
1,322,277		Fidelity National Information Services, Inc	144,327
204

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
108,403	*,†,g	Finablr plc	$1
224,200	*	FireEye, Inc	3,932
115,704	*	First Derivatives plc	3,148
291,474		Firstsource Solutions Ltd	715
1,346,695	*	Fiserv, Inc	139,773
92,741	*	Five9, Inc	12,735
76,431	*	FleetCor Technologies, Inc	17,108
13,210	*	Flywire Corp	503
12,395		Formula Systems 1985 Ltd	1,511
193,888	*	Fortinet, Inc	69,683
59,342		Fortnox AB	3,821
84,100	*	Freee KK	4,624
120,433		F-Secure Oyj	681
28,084		FUJI SOFT, Inc	1,355
132,369		Fujitsu Ltd	22,744
9,327		Fukui Computer Holdings, Inc	280
56,200		Future Architect, Inc	855
90,843	*	Gartner, Inc	30,371
453,265		GB Group plc	4,514
618,700	*,n	GDS Holdings Ltd	3,584
739,540	*,n	GDS Holdings Ltd (ADR)	34,877
279,324		Genpact Ltd	14,827
21,657		GFT Technologies AG.	1,134
122,456	g	Global Dominion Access S.A.	646
281,316		Global Payments, Inc	38,028
51,762	*	Globant S.A.	16,258
1,400		GMO Financial Gate, Inc	340
5,000	e	GMO GlobalSign Holdings KK	182
81,770	*	GMO internet, Inc	1,927
131,577		GMO Payment Gateway, Inc	16,385
155,789	*	GoDaddy, Inc	13,220
3,094	*,e	GreenBox POS	13
41,085	*	GreenSky, Inc	467
171,657	*	Grid Dynamics Holdings, Inc	6,518
31,850	*	GTY Technology Holdings Inc	213
6,172	*	Guidewire Software, Inc	701
55,849		Hackett Group, Inc	1,147
201,784		Hansen Technologies Ltd	785
63,646		Happiest Minds Technologies Ltd	1,108
792,271		HCL Technologies Ltd	14,015
121,400	*,e	Hennge KK	2,035
2,000,501	*	Hi Sun Technology China Ltd	265
205

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
17,411		Hilan Ltd	$1,164
47,632	*	HubSpot, Inc	31,397
59,502		Hundsun Technologies, Inc	581
263,507	*,e	Hut 8 Mining Corp	2,069
7,471	*	Hyundai Autoever Corp	864
8,815	*	I3 Verticals, Inc	201
24,999	*,e	IBEX Ltd	322
338,294		Ideagen plc	1,259
107,683		Iflytek Co Ltd	887
158,949	*	Indra Sistemas S.A.	1,717
348,849		Infibeam Incorporation Ltd	188
31,353		Infocom Corp	594
4,475,900		Infomart Corp	36,394
32,031	*	Informatica, Inc	1,185
26,248		Information Services International-Dentsu Ltd	884
4,399,055		Infosys Technologies Ltd	111,409
9,874	*	Instructure Holdings, Inc	237
3,960	*	Intapp, Inc	100
87,588	*	Intellect Design Arena Ltd	870
669	*,e	Intelligent Systems Corp	26
17,395		InterDigital, Inc	1,246
848,412		International Business Machines Corp	113,399
2,692	*,e	International Money Express Inc	43
548,997		Intuit, Inc	353,126
230,476		Iress Market Technology Ltd	2,097
2,134,859	*	ironSource Ltd	16,524
805,413	*,e	ironSource Ltd	6,234
63,400		Itochu Techno-Science Corp	2,039
71,941		Jack Henry & Associates, Inc	12,013
290,831	*,e	Jamf Holding Corp	11,054
4,967	*	JFrog Ltd	148
4,400	*,e	JIG-SAW, Inc	242
39,157		Justsystems Corp	1,828
275,338		Kainos Group plc	7,144
9,607	*,e	Kaltura, Inc	32
12,186		Kanematsu Electronics Ltd	421
287,900	*,e	Kaonavi, Inc	7,428
130,067	*	Kape Technologies plc	801
508,544		Keywords Studios plc	20,251
21,491		Kginicis Co Ltd	343
227,087	*	Kinaxis, Inc	31,835
1,865,495	*	Kingdee International Software Group Co Ltd	5,742
206

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
41,692	*,e	Kingsoft Cloud Holdings Ltd (ADR)	$657
27,409	e	KNOW IT AB	1,139
235,253		KPIT Engineering Ltd	1,927
205,788	*	Kyndryl Holdings, Inc	3,725
74,105		Lakala Payment Co Ltd	338
59,646	g	Larsen & Toubro Infotech Ltd	5,866
3,984,719		Learning Technologies Group plc	9,590
680,835	*	Lightspeed Commerce, Inc	27,493
12,220	e	Lime Technologies AB	465
112,088	*,e	Limelight Networks, Inc	384
541,956		Link Administration Holdings Ltd	2,196
316,258	*,e	LINK Mobility Group Holding ASA	688
19,347		LiveChat Software S.A.	561
45,611	*	Liveperson, Inc	1,629
145,187	*	LiveRamp Holdings, Inc	6,962
987,428	*,g	Locaweb Servicos de Internet S.A.	2,291
4,869	*	Lotte Data Communication Co	148
447,000	*	M Cash Integrasi PT	299
33,562		Magic Software Enterprises Ltd	712
11,682	*	Magnet Forensics, Inc	304
11,908		Malam-Team Ltd	435
90,178	*	Manhattan Associates, Inc	14,022
199,634	*,e	Marathon Digital Holdings, Inc	6,560
13,158		Mastek Ltd	533
2,273,551		Mastercard, Inc (Class A)	816,932
42,218		Matrix IT Ltd	1,282
5,949		MAXIMUS, Inc	474
80,166		McAfee Corp	2,067
398,064	*	Megaport Ltd	5,364
4,633	*	MeridianLink, Inc	100
397,311		Micro Focus International plc	2,250
15,124,645	n	Microsoft Corp	5,086,721
719	*,e	MicroStrategy, Inc (Class A)	391
152,332	*	Mimecast Ltd	12,121
247,927		MindTree Ltd	15,907
639,000	e	Ming Yuan Cloud Group Holdings Ltd	1,457
20,300		Miroku Jyoho Service Co Ltd	244
83,253	*	Mitek Systems, Inc	1,478
20,267		Mitsubishi Research Institute, Inc	711
62,160	*	Model N, Inc	1,867
51,588	*	Money Forward, Inc	3,087
71,249	*	MoneyGram International, Inc	562
207

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
62,767	*	MongoDB, Inc	$33,226
42,237		Moshi Moshi Hotline, Inc	358
111,821		Mphasis Ltd	5,098
5,598,400		My EG Services BHD	1,435
27,310	*	N-Able, Inc	303
10,526	*	Nagarro SE	2,410
852,000	*,†,e	National Agricultural Holdings Ltd	1
374,309		NCC Group plc	1,183
54,746	*,e	nCino, Inc	3,003
122,799	*	NCR Corp	4,937
4,082,943	*,e	nearmap Ltd	4,590
612,181		NEC Corp	28,307
81,643		NEC Networks & System Integration Corp	1,281
62,431		Nemetschek AG.	7,983
104,506		NET One Systems Co Ltd	2,812
100,772	g	Netcompany Group A.S.	10,805
564,756	*,g	Network International Holdings plc	2,234
51,143	*	New Relic, Inc	5,624
372,000	*	Newborn Town, Inc	177
449,080	*,g	Nexi S.p.A	7,116
6,173,939	*	NEXTDC Ltd	57,329
23,628	*	NHN KCP Corp	602
69,306	*	Nice Systems Ltd	21,017
265,138		Nihon Unisys Ltd	7,441
76,174		NIIT Ltd	461
84,000		Nippon System Development Co Ltd	1,526
1,631,579	*,e	Nitro Software Ltd	2,927
220,790		Nomura Research Institute Ltd	9,439
6,192	*,e	Northern Data AG.	543
1,726,787		NortonLifelock, Inc	44,862
37,892		NS Solutions Corp	1,168
431,245		NTT Data Corp	9,251
387,160	*	Nuance Communications, Inc	21,418
187,138	*	Nuix Ltd	299
361,432	*	Nutanix, Inc	11,515
115,481	*,g	Nuvei Corp	7,504
152,778	*	Nuvei Corp	9,904
40,500		OBIC Business Consultants Ltd	1,703
27,210		Obic Co Ltd	5,092
26,485		Objective Corp Ltd	383
121,833	*	Okta, Inc	27,311
4,939	*	ON24, Inc	86
208

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
47,071		One Software Technologies Ltd	$936
122,300	*	OneConnect Financial Technology Co Ltd (ADR)	302
3,473	*	OneSpan, Inc	59
163,744		Open Text Corp	7,775
335,041		Open Text Corp (Toronto)	15,902
19,000	*,e	Optim Corp	217
2,735,245		Oracle Corp	238,541
14,142	*	Oracle Corp Japan	1,074
23,422		Oracle Financial Services Software Ltd	1,244
10,138	e	Oro Co Ltd	256
31,760		Otsuka Corp	1,514
78,484	*,e	Pagerduty, Inc	2,727
434,707	*	Pagseguro Digital Ltd	11,398
1,608,001	*	Palantir Technologies, Inc	29,282
282,471	*	Palo Alto Networks, Inc	157,269
215,404	*	Paya Holdings, Inc	1,366
315,223		Paychex, Inc	43,028
49,821	*	Paycom Software, Inc	20,685
31,265	*,e	Paycor HCM, Inc	901
61,926	*	Paylocity Holding Corp	14,624
2,494,831	*	PayPal Holdings, Inc	470,475
640,626	*,e	Paysafe Ltd	2,505
68,136		Pegasystems, Inc	7,619
9,815	*	Perficient, Inc	1,269
57,158		Persistent Systems Ltd	3,755
93,202	*,e	Pexip Holding ASA	433
40,622	*	Ping Identity Holding Corp	929
16,000	*,e	PKSHA Technology, Inc	349
14,600	*,e	Plaid, Inc	270
13,700	*	Plus Alpha Consulting Co Ltd	378
58,073	*	Posco ICT Co Ltd	320
3,092	*	Priority Technology Holdings Inc	22
57,484	*,e	Procore Technologies, Inc	4,597
169,264		Progress Software Corp	8,170
3,428	*	PROS Holdings, Inc	118
106,661	*	PTC, Inc	12,922
1,275,290	*	Pushpay Holdings Ltd	1,151
20,455	*	Q2 Holdings, Inc	1,625
53,700	e	QIWI plc (ADR)	429
21,365	*	QT Group Oyj	3,236
754,418	*	Qualtrics International, Inc	26,706
3,563	*	Qualys, Inc	489
209

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
17,676	*,e	Rackspace Technology, Inc	$238
88,200		Rakus Co Ltd	2,367
16,385	*	Rapid7, Inc	1,928
12,906	*,e	Rekor Systems, Inc	85
2,632	*	Remitly Global, Inc	54
139,720	*	Repay Holdings Corp	2,553
35,117		Reply S.p.A	7,133
7,804	*	Rimini Street, Inc	47
78,443	*	RingCentral, Inc	14,696
125,306	*,e	Riot Blockchain, Inc	2,798
24,488	*	Riskified Ltd	192
21,892		Route Mobile Ltd	524
60,918	e	S&T AG.	1,012
306,698	*	Sabre Corp	2,635
1,160,651		Sage Group plc	13,430
99,619	*	SailPoint Technologies Holding, Inc	4,816
53,592		Saipens International Corp NV	1,861
2,988,728	*	salesforce.com, Inc	759,525
25,413	*	Samsung SDS Co Ltd	3,338
27,325		Sangfor Technologies, Inc	819
75,000	*	Sansan, Inc	1,622
1,178,966		SAP AG.	165,927
26,697		Sapiens International Corp NV	920
1,673		Secunet Security Networks AG.	784
9,509	*	SecureWorks Corp	152
60,000	*	SentinelOne, Inc	3,029
637,628	*	ServiceNow, Inc	413,891
900,000	*	Sezzle, Inc	1,979
45,489		Shanghai Baosight Software Co Ltd	434
478,900		Shanghai Baosight Software Co Ltd	2,311
233,972	*	SHIFT, Inc	48,257
42,371	*,e	Shift4 Payments, Inc	2,455
172,931	*	Shopify, Inc (Class A) (Toronto)	238,106
1,362	*	ShotSpotter, Inc	40
929,741		Silverlake Axis Ltd	190
49,253		SimCorp AS	5,368
567,166	*,g	Sinch AB	7,157
395,257	*	SiteMinder Ltd	1,944
195,270	*	Smartsheet, Inc	15,124
144,140	*	Smith Micro Software, Inc	709
191,783	*	Snowflake, Inc	64,966
13,400		Softbank Technology Corp	300
210

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
145,172		Softcat plc	$3,545
63,046	e	Software AG.	2,512
27,352		SolarWinds Corp	388
127,269	*,e	Solutions 30 SE	1,028
70,229		Sonata Software Ltd	825
42,880		Sopra Group S.A.	7,695
162,801	*	Splunk, Inc	18,839
81,630	*	Sprout Social, Inc	7,403
134,677	*	SPS Commerce, Inc	19,171
209,379		SS&C Technologies Holdings, Inc	17,165
19,945	*	StarTek, Inc	104
2,674,027	*	StoneCo Ltd	45,084
336	*	Stronghold Digital Mining, Inc	4
43,300		Sumisho Computer Systems Corp	862
36,160	*	Sumo Logic, Inc	490
891,224		SUNeVision Holdings Ltd	845
496,154	*	SVMK, Inc	10,494
108,757		Switch, Inc	3,115
632,972	*	Synopsys, Inc	233,250
322,112		Systena Corp	1,202
391,851		Systex Corp	1,200
93,811		Tanla Platforms Ltd	2,369
976,842		Tata Consultancy Services Ltd	48,994
58,769		Tata Elxsi Ltd	4,633
234,296	*,g	TeamViewer AG.	3,144
462,286		Tech Mahindra Ltd	11,092
51,400		TechMatrix Corp	849
332,142		Technology One Ltd	3,082
13,963	e	TECSYS, Inc	581
3,757	*	Telos Corp	58
73,864		Temenos Group AG.	10,182
596,614	*	Tenable Holdings, Inc	32,856
107,110	*,e	Teradata Corp	4,549
28,261		Thunder Software Technology Co Ltd	613
108,273		Tietoenator Oyj	3,382
210,900		TIS, Inc	6,271
35,940		TKC	1,080
555,452		Totvus S.A.	2,823
419,495	*	Trade Desk, Inc	38,443
43,261	*	Trans Cosmos, Inc/Japan	1,234
686,219		Travelsky Technology Ltd	1,155
211

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
60,552	*	Trend Micro, Inc	$3,362
11,227	*,e	Trifork Holding AG.	522
41,867		TTEC Holdings, Inc	3,791
807	*,e	Tucows, Inc	68
40,060	*	Turing Holding Corp	1,074
444,709	*	Twilio, Inc	117,110
39,374	*	Tyler Technologies, Inc	21,181
423,873	*,e	Tyro Payments Ltd	883
20,300		Uchida Yoko Co Ltd	930
285,093	*	Unifiedpost Group S.A.	4,849
17,646	*	Unisys Corp	363
146,133	*	Unity Software, Inc	20,896
39,673	*	Upland Software, Inc	712
784,858		Vakrangee Ltd	464
11,487	*	Varonis Systems, Inc	560
56,932	*	Verint Systems, Inc	2,989
98,095	*	VeriSign, Inc	24,898
2,985	*,e	Veritone, Inc	67
984,686	*	Verra Mobility Corp	15,194
1,673	*	Viant Technology, Inc	16
62,028	*,e	VirnetX Holding Corp	161
3,139,340		Visa, Inc (Class A)	680,326
34,328	e	Vitec Software Group AB	2,116
210,657		VMware, Inc (Class A)	24,411
1,529,000	*,e	Vobile Group Ltd	1,213
49,936	*,e	Volue ASA	331
644,573	*	Vonage Holdings Corp	13,401
214	*	Weave Communications, Inc	3
2,179,000	*,e,g	Weimob, Inc	2,207
547,466		Western Union Co	9,767
43,561	*,e	WEX, Inc	6,116
11,464		Wiit S.p.A	468
1,001,688		Wipro Ltd	9,599
99,293		Wisetech Global Ltd	4,211
112,880	*	Wix.com Ltd	17,811
301,395	*	Workday, Inc	82,335
118,610	*	Workiva, Inc	15,477
66,065	*,g	Worldline S.A.	3,677
147,857	*	Xero Ltd	15,135
131,294		Xperi Holding Corp	2,483
221,600	*,e	Yeahka Ltd	735
10,039	*	Yext, Inc	100
212

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
128,387		Yonyou Network Technology Co Ltd	$723
173,814	*	Zendesk, Inc	18,127
103,796		Zensar Technologies Ltd	725
210,287	*	Zoom Video Communications, Inc	38,674
251,012	*	Zscaler, Inc	80,658
18,800		Zuken, Inc	604
674,437	*	Zuora Inc	12,598
		TOTAL SOFTWARE & SERVICES	15,385,341

TECHNOLOGY HARDWARE & EQUIPMENT - 5.9%
164,396	*	3D Systems Corp	3,541
1,545	*	908 Devices, Inc	40
9,292,444		AAC Technologies Holdings, Inc	36,623
569,402		Accton Technology Corp	5,335
31,641	*	ACE Technologies Corp	401
2,001,532		Acer, Inc	2,198
69,311		Addsino Co Ltd	182
96,000		Adlink Technology, Inc	224
39,415		Adtran, Inc	900
57,172	*	ADVA AG. Optical Networking	914
48,000		Advanced Ceramic X Corp	609
137,795		Advanced Energy Industries, Inc	12,548
272,331		Advantech Co Ltd	3,893
416,540	*,e	Aeva Technologies, Inc	3,149
41,506		Ai Holdings Corp	695
7,286	*,e	Akoustis Technologies, Inc	49
204,000		Alpha Networks, Inc	247
477,900		Alps Electric Co Ltd	4,508
7,825		ALSO Holding AG.	2,566
64,750		Amano Corp	1,491
325,326		Amphenol Corp (Class A)	28,453
1,610,193	e	Anritsu Corp	24,868
150,000		Apex International Co Ltd	705
25,113,653	d	Apple, Inc	4,459,431
145,409		Arcadyan Technology Corp	669
328,251	*	Arista Networks, Inc	47,186
256,595	*	Arlo Technologies, Inc	2,692
81,403	*	Arrow Electronics, Inc	10,930
244,000		Asia Optical Co, Inc	826
298,000		Asia Vital Components Co Ltd	947
46,000		ASROCK, Inc	467
521,026		Asustek Computer, Inc	7,073
415,700		ATA IMS BHD	61
213

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,804,534		AU Optronics Corp	$4,798
42,085		Audiocodes Ltd	1,462
71,000		AURAS Technology Co Ltd	517
53,598		Aurora Corp	174
29,703		Austria Technologie & Systemtechnik AG.	1,457
103,100		Avary Holding Shenzhen Co Ltd	687
8,942	*,e	Aviat Networks, Inc	287
116,027	*	Avid Technology, Inc	3,779
170,443	e	Avnet, Inc	7,027
88,000		Azbil Corp	4,014
8,090		Badger Meter, Inc	862
83,128	e	Barco NV	1,811
4,245		Basler AG.	765
22,543	*	Beijing BDStar Navigation Co Ltd	139
15,300		Beijing Yuanliu Hongyuan Electronic Technology Co Ltd	430
67,715		Belden CDT, Inc	4,451
64,755		Benchmark Electronics, Inc	1,755
1,696,798		Benq Corp	1,865
25,495		BH Co Ltd	497
1,643,937		BOE Technology Group Co Ltd	1,303
231,030		Brother Industries Ltd	4,453
499,939	e	BYD Electronic International Co Ltd	1,830
29,628	*	CalAmp Corp	209
408,010	*	Calix, Inc	32,629
38,088	*	Cambium Networks Corp	976
97,600	*,e	Canaan, Inc (ADR)	503
20,700	*	Canon Electronics, Inc	285
54,990		Canon Marketing Japan, Inc	1,096
452,859	e	Canon, Inc	11,047
443,996		Career Technology Co Ltd	423
57,612	*	Casa Systems, Inc	327
487,947		Catcher Technology Co Ltd	2,758
389,532		CDW Corp	79,768
280,151	*	Celestica, Inc	3,123
363,000		Chang Wah Electromaterials, Inc	509
124,945		Chaozhou Three-Circle Group Co Ltd	875
533,481		Cheng Uei Precision Industry Co Ltd	762
651,000		Chicony Electronics Co Ltd	1,935
489,600	*,†	China Fiber Optic Network System Group Ltd	1
120,957		China Greatwall Technology Group Co Ltd	269
389,963		China Railway Signal & Communication Corp Ltd	305
214

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
33,500		China Zhenhua Group Science & Technology Co Ltd	$654
389,000		Chin-Poon Industrial Co	515
390,840		Chroma ATE, Inc	2,819
21,000		Chunghwa Precision Test Tech Co Ltd	539
1,054,903	*,n	Ciena Corp	81,196
12,199,966		Cisco Systems, Inc	773,112
1,028,300		Citizen Watch Co Ltd	4,451
976	*	Clearfield, Inc	82
358,393		Clevo Co	427
189,101		Codan Ltd	1,283
584,134		Cognex Corp	45,422
13,984	*	Coherent, Inc	3,727
2,276,312	*,e	Comba Telecom Systems Holdings Ltd	526
8,505		Comet Holding AG.	3,128
119,652	*	CommScope Holding Co, Inc	1,321
3,026,524		Compal Electronics, Inc	2,646
1,099,000		Compeq Manufacturing Co	1,736
23,733		Comtech Telecommunications Corp	562
24,000		CONEXIO Corp	308
4,540,000	*	Coolpad Group Ltd	224
363,600		Coretronic Corp	1,211
418,451		Corning, Inc	15,579
2,403	*,e	Corsair Gaming, Inc	50
22,986	*	CosmoAM&T Co Ltd	890
215,000		Co-Tech Development Corp	598
348,000	*,e	Cowell e Holdings, Inc	587
72,316		CTS Corp	2,655
37,714		Daeduck Electronics Co Ltd	788
11,803	*	Daejoo Electronic Materials Co Ltd	1,055
105,170		Daiwabo Co Ltd	1,682
37,772	*	Daktronics, Inc	191
202,421		Darfon Electronics Corp	371
16,600		Datalogic S.p.A.	288
319,603		DataTec Ltd	772
256,483	*	Dell Technologies, Inc	14,407
223,457		Delta Electronics Thai PCL	2,756
1,404,673		Delta Electronics, Inc	13,937
66,501		Dexerials Corp	2,400
70,756	e	Dicker Data Ltd	764
6,418	*	Diebold, Inc	58
27,687	*	Digi International, Inc	680
31,844	*	Digital Power Communications Co Ltd	394
215

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
24,217	*	Dreamtech Co Ltd	$246
144,000		Dynapack International Technology Corp	533
9,790	*	DZS, Inc	159
453,300		Eastern Communications Co Ltd	212
10,584	*,e	Eastman Kodak Co	50
19,924		Eizo Nanao Corp	700
59,496		Elecom Co Ltd	783
307,270		Elite Material Co Ltd	3,079
332,000		Elitegroup Computer Systems Co Ltd	270
121,052	*	EMCORE Corp	845
71,383	h	Ennoconn Corp	609
23,290	*	ePlus, Inc	1,255
48,057,100		Erajaya Swasembada Tbk PT	2,022
3,208,443		Ericsson (LM) (B Shares)	35,303
18,601		ESPEC Corp	361
40,061	e	Esprinet S.p.A.	587
32,127		Evertz Technologies Ltd	334
610,013	*	Extreme Networks, Inc	9,577
33,710	*	F5 Networks, Inc	8,249
50,155	*	Fabrinet	5,942
23,882	*	FARO Technologies, Inc	1,672
100,848		Fiberhome Telecommunication Technologies Co Ltd	285
3,347,000	*,e	FIH Mobile Ltd	584
328,262	*,e	Fingerprint Cards AB	750
364,392		FLEXium Interconnect, Inc	1,373
18,513,957		Foxconn Industrial Internet Co Ltd	34,629
1,589,193		Foxconn Technology Co Ltd	3,722
987,863		Fujifilm Holdings Corp	73,234
249,000		General Interface Solution Holding Ltd	916
85,378		Genius Electronic Optical Co Ltd	1,627
404,271		Getac Technology Corp	812
553,123		Gigabyte Technology Co Ltd	3,104
43,610		Gilat Satellite Networks Ltd	311
263,120		Global Brands Manufacture Ltd	366
137,422		GoerTek, Inc	1,168
416,000		Gold Circuit Electronics Ltd	1,139
195,436		GRG Banking Equipment Co Ltd	366
140,497		Guangzhou Haige Communications Group, Inc Co	241
40,418		Guangzhou Shiyuan Electronic Technology Co Ltd	517
908,524		Halma plc	39,393
81,884		Hamamatsu Photonics KK	5,230
216

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
634,000		Hana Microelectronics PCL (Foreign)	$1,679
315,493		Hannstar Board Corp	517
2,455,330		HannStar Display Corp	1,602
69,581	*	Harmonic, Inc	818
224,600		Hengtong Optic-electric Co Ltd	533
1,237,211		Hewlett Packard Enterprise Co	19,511
1,422,686	e	Hexagon AB	22,536
757,000	*	High Tech Computer Corp	2,311
11,900		Hioki EE Corp	911
13,444		Hirose Electric Co Ltd	2,259
58,580		Hiwin Mikrosystem Corp	239
31,387		HMS Networks AB	1,938
144,470		Holystone Enterprise Co Ltd	623
9,088,640		Hon Hai Precision Industry Co, Ltd	34,084
42,799		Horiba Ltd	2,517
57,200		Hosiden Corp	573
1,107,520		HP, Inc	41,720
62,000		Huagong Tech Co Ltd	271
883,000		Ibiden Co Ltd	52,437
1,867	*	Identiv, Inc	53
61,061	*	II-VI, Inc	4,172
25,787	*	Iljin Materials Co Ltd	2,920
3,264,000		Inari Amertron BHD	3,127
2,088		Inficon Holding AG.	3,053
16,049	*,e	Infinera Corp	154
76,200		Innodisk Corp	561
6,919,321		InnoLux Display Corp	4,890
216,024	*,e	Inseego Corp	1,259
47,085	*	Insight Enterprises, Inc	5,019
65,500		Inspur Electronic Information Industry Co Ltd	369
83,900		Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira	420
1,926,172		Inventec Co Ltd	1,735
20,297	*	IPG Photonics Corp	3,494
24,300		Iriso Electronics Co Ltd	916
268,820		ITEQ Corp	1,374
77,929	*	Iteris, Inc	312
10,823	*	Itron, Inc	742
27,755		Ituran Location and Control Ltd	740
143,171		Jabil Inc	10,072
57,542		Japan Aviation Electronics Industry Ltd	997
992,594	*,e	Japan Display, Inc	311
516,300		Jaymart PCL	887
217

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
62,687		Jenoptik AG.	$2,645
1,338,955		Juniper Networks, Inc	47,814
17,800		Kaga Electronics Co Ltd	506
860,900		KCE Electronics PCL	2,268
523,038		Keyence Corp	328,864
101,547	*	Keysight Technologies, Inc	20,970
20,740	*	Kimball Electronics, Inc	451
63,000		King Slide Works Co Ltd	1,176
499,705		Kingboard Chemical Holdings Ltd	2,435
1,148,246		Kingboard Laminates Holdings Ltd	1,953
27,683	*,e	KMW Co Ltd	956
195,395	*	Knowles Corp	4,562
38,300		Koa Corp	536
30,468	*	KONA I Co Ltd	827
1,053,900		Konica Minolta Holdings, Inc	4,809
14,064	*	KVH Industries, Inc	129
91,193		Kyocera Corp	5,702
25,208		L&F Co Ltd	4,691
26,206		Landis&Gyr Group AG.	1,769
73,625		Largan Precision Co Ltd	6,550
783		LEM Holding S.A.	2,183
29,938,399		Lenovo Group Ltd	34,408
316,023		Lens Technology Co Ltd	1,140
267,661		Leyard Optoelectronic Co Ltd	431
168,009	*,e	LG Display Co Ltd	3,464
9,855	*	LG Innotek Co Ltd	3,013
466,184	*	Lingyi iTech Guangdong Co	539
1,542,277		Lite-On Technology Corp	3,551
9,134		Littelfuse, Inc	2,874
188,898	e	Logitech International S.A.	15,846
86,270		Lotes Co Ltd	2,370
31,755		LPKF Laser & Electronics AG.	698
69,783	*	Lumentum Holdings, Inc	7,381
5,240	*	Luna Innovations, Inc	44
459,724		Luxshare Precision Industry Co Ltd	3,551
57,207		Macnica Fuji Electronics Holdings, Inc	1,369
10,400		Maruwa Co Ltd	1,472
168,100		Maxell Holdings Ltd	2,001
21,384		Maxscend Microelectronics Co Ltd	1,098
87,891		Mcj Co Ltd	827
12,821		Mcnex Co Ltd	619
25,900		Meiko Electronics Co	1,071
218

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,065		Melco Holdings, Inc	$250
631,887		Merry Electronics Co Ltd	2,154
32,892		Methode Electronics, Inc	1,617
198,000	*,†,e	MH Development Ltd	0	^
89,647	e	Micronic AB	2,091
483,200		Micro-Star International Co Ltd	2,799
13,705	*,e	Microvision, Inc	69
985,893		Mitac Holdings Corp	1,252
253,686		Motorola Solutions, Inc	68,926
212,500	*	Multilaser Industrial S.A.	318
301,127		Murata Manufacturing Co Ltd	24,019
158,000		Nan Ya Printed Circuit Board Corp	3,255
312,600	*,e	Nano Dimension Ltd (ADR)	1,188
1,359	*	Napco Security Technologies, Inc	68
240,018	e	National Instruments Corp	10,482
103,464	*	Nayax Ltd	373
39,213		Neopost S.A.	854
217,454		NetApp, Inc	20,004
26,335	*	Netgear, Inc	769
61,112	*	Netscout Systems, Inc	2,022
65,550		Nichicon Corp	720
86,915		Ninestar Corp	652
25,600		Nippon Ceramic Co Ltd	626
265,776		Nippon Electric Glass Co Ltd	6,814
46,256		Nippon Signal Co Ltd	368
47,860	e	Nissha Printing Co Ltd	695
55,894	*	nLight, Inc	1,339
26,172		Nohmi Bosai Ltd	512
1	*	Nokia Corp (ADR)	0	^
6,347,611	*	Nokia Oyj (Turquoise)	40,204
18,934	*	Novanta, Inc	3,339
322,980	*,e	Novonix Ltd	2,159
2,560,510	*	OFILM Group Co Ltd	3,899
102,936		Oki Electric Industry Co Ltd	810
97,268		Omron Corp	9,692
40,879	e	Optex Co Ltd	584
55,113	*	OSI Systems, Inc	5,137
16,419	*,e	Ouster, Inc	85
415,224		Pan-International Industrial	590
2,258	*,e	PAR Technology Corp	119
4,532	*	Park Systems Corp	582
41,688		Partron Co Ltd	465
219

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
906,000		PAX Global Technology Ltd	$641
9,589		PC Connection, Inc	414
1,451,915		Pegatron Technology Corp	3,623
19,641	*	Plantronics, Inc	576
12,095	*	Plexus Corp	1,160
433,414		Primax Electronics Ltd	886
6,329,000		Prime View International Co Ltd	34,466
454,678	*	Pure Storage, Inc	14,800
1,963,390		Quanta Computer, Inc	6,705
48,310	*	Quantum Corp	267
51,307	*	Radware Ltd	2,136
26,318		Raytron Technology Co Ltd	325
2,487,000	*,e,g	Razer, Inc	772
551,123		Redington India Ltd	1,071
44,371		Renishaw plc	2,875
20,747		Restar Holdings Corp	364
60,955	*	Ribbon Communications, Inc	369
360,885		Ricoh Co Ltd	3,364
17,826		Riken Keiki Co Ltd	910
19,798		Riso Kagaku Corp	369
12,494	*	Rogers Corp	3,411
23,233		Ryosan Co Ltd	460
14,700	e	Ryoyo Electro Corp	306
39,950	*	Samsung Electro-Mechanics Co Ltd	6,626
6,716,634		Samsung Electronics Co Ltd	441,114
598,656		Samsung Electronics Co Ltd (Preference)	35,791
39,858		Samsung SDI Co Ltd	21,921
8,397	*	Samwha Capacitor Co Ltd	424
8,879		Sang-A Frontec Co Ltd	390
106,283	*	Sanmina Corp	4,406
21,855	*	Scansource, Inc	767
3,116		Seagate Technology Holdings plc	352
40,776	*,e	Seco S.p.A	415
293,260		Seiko Epson Corp	5,282
11,052	*,g	Sensirion Holding AG.	1,612
24,000		Sensortek Technology Corp	448
14,027	*	Seojin System Co Ltd	509
244,419		Sercomm Corp	668
22,947		Sesa S.p.A	4,522
5,984	*,e	SES-imagotag S.A.	515
4,067		Shanghai Friendess Electronic Technology Corp Ltd	246
156,284		Shengyi Technology Co Ltd	577
220

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
22,205		Shennan Circuits Co Ltd	$424
63,621		Shenzhen Kaifa Technology Co Ltd	158
45,000		Shenzhen Sunlord Electronics Co Ltd	270
82,402		Shenzhen Sunway Communication Co Ltd	328
44,385		Shenzhen Transsion Holdings Co Ltd	1,095
200,917		Shimadzu Corp	8,486
44,752	*,e	Sierra Wireless, Inc	789
32,100	e	Siix Corp	395
255,907		Simplo Technology Co Ltd	3,035
229,123		Sinbon Electronics Co Ltd	2,347
987,202		SKP Resources Bhd	411
28,587	e	Softchoice Corp	483
846,983		Softwareone Holding AG.	18,294
32,373	*	SOLUM Co Ltd	610
11,723	*	Solus Advanced Materials Co Ltd	879
222,268		Spectris plc	11,064
104,000		Speed Tech Corp	309
1,430,536		Spirent Communications plc	5,397
170,414		Sterlite Technologies Ltd	657
415,314	*	Stratasys Ltd	10,171
263,615	e	Strix Group plc	1,083
16,800		Sun Corp	377
519,949		Sunny Optical Technology Group Co Ltd	16,469
121,603	*	Super Micro Computer, Inc	5,344
437,623		Supreme Electronics Co Ltd	798
120,841		Suzhou Dongshan Precision Manufacturing Co Ltd	514
79,267		SYNNEX Corp	9,065
980,621		Synnex Technology International Corp	2,343
283,400		Synnex Thailand PCL	310
291,600		Synnex Thailand PCL	319
260,000		Taiwan Union Technology Corp	957
142,440		Taiyo Yuden Co Ltd	8,192
81,300	e	Tamura Corp	473
110,537		TDK Corp	4,314
1,247,178		TE Connectivity Ltd	201,220
59,360	*,g	Tejas Networks Ltd	333
115,019	*	Teledyne Technologies, Inc	50,251
161,495		Test Research, Inc	341
76,000		Thinking Electronic Industrial Co Ltd	431
47,904		Tianjin 712 Communication & Broadcasting Co Ltd	326
80,630		Tianma Microelectronics Co Ltd	165
93,474	*,e	Tobii AB	378
221

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,773	*,e	Tobii Dynavox AB	$13
166,220		Tong Hsing Electronic Industries Ltd	1,780
128,256		Topcon Corp	1,852
32,385		Toshiba TEC Corp	1,327
1,784,000		TPK Holding Co Ltd	2,799
207,000		Transcend Information, Inc	546
133,560	*	Trimble Inc	11,645
460,574		Tripod Technology Corp	2,069
1,876,000		Truly International Holdings	768
899,045	*	TTM Technologies, Inc	13,396
126,372	*	Turtle Beach Corp	2,813
318,039		TXC Corp	1,210
6,411		Ubiquiti, Inc	1,966
869,011		Unimicron Technology Corp	7,232
196,611		Unisplendour Corp Ltd	706
65,398		Universal Scientific Industrial Shanghai Co Ltd	165
7,583	*,e	Velodyne Lidar, Inc	35
181,900		Venture Corp Ltd	2,472
25,000		VIA Labs, Inc	452
65,146	*	Viasat, Inc	2,902
133,392	*	Viavi Solutions, Inc	2,350
39,839	*	Vidente Co Ltd	808
197,438		Vishay Intertechnology, Inc	4,318
59,794	*	Vishay Precision Group, Inc	2,220
929,523		Vontier Corp	28,564
3,126,628		VS Industry BHD	1,026
1,239,042		VST Holdings Ltd	1,163
201,785		Vtech Holdings Ltd	1,580
178,500		Wacom Co Ltd	1,420
178,018		Wah Lee Industrial Corp	688
342,000		Walsin Technology Corp	2,059
166,487	*	Western Digital Corp	10,857
82,384		Wingtech Technology Co Ltd	1,671
190,500	*,†,b	Wintek Corp	0	^
2,045,323		Wistron Corp	2,152
327,372		Wistron NeWeb Corp	922
87,049		Wiwynn Corp	3,501
1,189,519		WPG Holdings Co Ltd	2,260
424,783		WT Microelectronics Co Ltd	1,128
110,415		Wuhan Guide Infrared Co Ltd	419
247,874		Wuhu Token Science Co Ltd	517
139,152		WUS Printed Circuit Kunshan Co Ltd	362
222

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
50,213		Wuxi Lead Intelligent Equipment Co Ltd	$586
134,957		Xerox Holdings Corp	3,055
15,500		Xiamen Faratronic Co Ltd	566
10,405,800	*,g	Xiaomi Corp	25,224
15,750	*,†	Ya Hsin Industrial Co Ltd	0
313,979		Yageo Corp	5,429
51,147		Yealink Network Technology Corp Ltd	654
65,119		Yokogawa Electric Corp	1,175
18,784		Yokowo Co Ltd	483
52,329	*	Zebra Technologies Corp (Class A)	31,146
34,627	*,e	Zepp Health Corp (ADR)	175
222,518		Zhejiang Dahua Technology Co Ltd	820
464,558		Zhen Ding Technology Holding Ltd	1,683
35,223		Zhongji Innolight Co Ltd	235
24,300		Zhuzhou Hongda Electronics Corp Ltd	381
285,703		ZTE Corp	1,502
559,599		ZTE Corp (Class H)	1,533
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	8,239,290

TELECOMMUNICATION SERVICES - 1.2%
890,071		Advanced Info Service PCL (Foreign)	6,123
1,113,589	g	Airtel Africa plc	2,006
1,094,482	*	AL Yah Satellite Communications Co-Pjsc-Yah Sat	817
39,981,732	e	America Movil S.A.B. de C.V.	42,353
69,667	*	Anterix, Inc	4,094
30,100		ARTERIA Networks Corp	404
2,013,929	*	Asia Pacific Telecom Co Ltd	597
9,610,114		AT&T, Inc	236,409
9,955		ATN International, Inc	398
120,435	*	Aussie Broadband Ltd	416
2,018,106		Axiata Group Bhd	2,015
980,820	*,e	Axtel SAB de C.V.	185
149,207	*	Bandwidth Inc	10,707
90,738		BCE, Inc	4,721
2,525,043	*	Bezeq Israeli Telecommunication Corp Ltd	4,171
2,877,151	*	Bharti Airtel Ltd	26,426
9,751,596		BT Group plc	22,434
104,485	*	Cellcom Israel Ltd	586
1,016,545	g	Cellnex Telecom SAU	58,886
27,000		Chief Telecom, Inc	273
17,537,912	g	China Tower Corp Ltd	1,935
548,045		Chorus Ltd	2,692
223

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,797,653		Chunghwa Telecom Co Ltd	$11,777
3,770,641		Citic 1616 Holdings Ltd	1,272
96,612		Cogent Communications Group, Inc	7,070
108,465	*	Consolidated Communications Holdings, Inc	811
3,899,027		Deutsche Telekom AG.	72,044
2,229,844		Digi.Com BHD	2,334
53,084		Drillisch AG.	1,449
244,162	*	EchoStar Corp (Class A)	6,434
155,245		Elisa Oyj (Series A)	9,559
4,129,091		Emirates Telecommunications Group Co PJSC	35,677
203,002		Empresa Nacional de Telecomunicaciones S.A.	686
462,540		Etihad Etisalat Co	3,837
1,233,282		Far EasTone Telecommunications Co Ltd	2,877
155,520		Freenet AG.	4,110
99,598		Gamma Communications plc	2,224
4,247,957	*,e	Globalstar, Inc	4,928
19,207		Globe Telecom, Inc	1,252
158,654	*,e	Gogo, Inc	2,147
870,944	*	Helios Towers plc	2,028
264,590		Hellenic Telecommunications Organization S.A.	4,888
598,907		Himachal Futuristic Communications	632
2,016,120		HKBN Ltd	2,474
4,164,739		HKT Trust and HKT Ltd	5,596
1,665,607		Hutchison Telecommunications Hong Kong Holdings Ltd	267
5,036	*	IDT Corp (Class B)	222
2,387,780		Indosat Tbk PT	1,041
786,435		Indus Towers Ltd	2,622
360,006	g	Infrastrutture Wireless Italiane S.p.A	4,365
62,524		Internet Initiative Japan, Inc	2,582
1,268,400		Intouch Holdings PCL (Class F)	3,046
70,741	*	Iridium Communications, Inc	2,921
4,368,885	*	Jasmine International PCL	457
1,661,887		KDDI Corp	48,600
3,879,218		Koninklijke KPN NV	12,057
222,725	*,†,e	Let’s GOWEX S.A.	3
165,441		LG Telecom Ltd	1,888
37,901	*	Liberty Global plc (Class A)	1,051
189,192	*	Liberty Latin America Ltd (Class A)	2,206
244,348	*	Liberty Latin America Ltd (Class C)	2,786
1,118,429		Link Net Tbk PT	314
224

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
971,526		Lumen Technologies, Inc	$12,193
490,303		Magyar Telekom	623
1,670,983		Maxis BHD	1,945
123,763	*,e	Millicom International Cellular S.A.	3,518
2,657,756		Mobile Telecommunications Co KSC	5,234
527,235	*	Mobile Telecommunications Co Saudi Arabia	1,688
549,593		Mobile TeleSystems (ADR)	4,369
15,712		Mobistar S.A.	356
1,973,376	*	MTN Group Ltd	21,153
3,814,366		NetLink NBN Trust	2,830
1,193,710		Nippon Telegraph & Telephone Corp	32,646
245,558	e	NOS SGPS S.A.	953
15,100		Okinawa Cellular Telephone Co	672
220,523	*	Ooma, Inc	4,507
1,055,660		Ooredoo QSC	2,035
2,310,355		Orange S. A.	24,680
164,937	*	Partner Communications	1,340
5,238,000		PCCW Ltd	2,654
54,737		PLDT, Inc	1,945
157,158		Proximus plc	3,069
51,322	*	Radius Global Infrastructure, Inc	826
435,857		Rogers Communications, Inc (Class B)	20,753
121,080		Rostelecom (ADR)	835
74,132		Rostelecom (ADR) (OTC US)	491
27,153,533		Sarana Menara Nusantara Tbk PT	2,141
704,116		Saudi Telecom Co	21,061
28,986		Shenandoah Telecom Co	739
9,362,196		Singapore Telecommunications Ltd	16,117
76,836		Sistema PJSFC (GDR)	476
211,771		Sistema PJSFC (GDR) (London)	1,311
197,314		SK Telecom Co Ltd	9,589
405,933		SK Telecom Co Ltd (ADR)	10,826
95,568,200	*	Smartfren Telecom Tbk PT	584
390,141		SmarTone Telecommunications Holding Ltd	208
2,274,640		Softbank Corp	28,730
1,300,148		Softbank Group Corp	62,329
661,514		StarHub Ltd	668
28,504		Swisscom AG.	16,080
1,211,506		Taiwan Mobile Co Ltd	4,375
124,140		Tata Communications Ltd	2,440
552,689		Tele2 AB (B Shares)	7,884
2,060,015		Telecom Corp of New Zealand Ltd	6,371
225

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
495,647		Telecom Egypt	$529
10,984,818		Telecom Italia S.p.A.	5,404
610,985		Telefonica Brasil S.A.	5,304
1,134,973		Telefonica Deutschland Holding AG.	3,148
6,144,752	e	Telefonica S.A.	26,645
275,769		Telekom Austria AG.	2,392
885,484		Telekom Malaysia BHD	1,168
797,540	*	Telekomunikacja Polska S.A.	1,673
767,243		Telenor ASA	12,060
88,591		Telephone & Data Systems, Inc	1,785
1,186	*,e	Telesat Corp	34
1,155,900	e	Telesites SAB de C.V.	1,183
2,935,373		TeliaSonera AB	11,480
89,043,501		Telkom Indonesia Persero Tbk PT	25,413
334,993	*	Telkom S.A. Ltd	1,137
4,811,760		Telstra Corp Ltd	14,624
549,494		TELUS Corp	12,941
1,031,649		TIM S.A.	2,444
1,195,481		Time dotCom BHD	1,320
1,823,883	*	T-Mobile US, Inc	211,534
8,894,100		Tower Bersama Infrastructure	1,843
152,056	e	TPG Telecom Ltd	652
7,494,562		True Corp PCL (Foreign)	1,095
1,403,898		Turkcell Iletisim Hizmet AS	1,959
105,229		United Internet AG.	4,172
666,984	*	Uniti Group Ltd	2,158
13,836	*	US Cellular Corp	436
19,200		Usen-Next Holdings Co Ltd	503
3,720,188		Verizon Communications, Inc	193,301
2,452,642	*,e	Vision, Inc	24,732
747,679		Vodacom Group Pty Ltd	6,311
27,893,765		Vodafone Group plc	42,015
436,500	e	Vodafone Group plc (ADR)	6,517
9,765,146	*	Vodafone Idea Ltd	2,008
1,796,377		Vodafone Qatar	822
3,417,500		XL Axiata Tbk PT	761
		TOTAL TELECOMMUNICATION SERVICES	1,675,929

TRANSPORTATION - 2.0%
9,182	†,e	Abertis Infraestructuras S.A. (Continuous)	31
604,050		Adani Ports & Special Economic Zone Ltd	5,910
1,114,800	*	Adi Sarana Armada Tbk PT	260
226

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
36,841	*	Aegean Airlines S.A.	$201
81,789	*,g	Aena S.A.	12,880
264,249	*,g	Aeroflot PJSC (GDR)	1,107
31,797	*,e	Aeroports de Paris	4,102
1,422,637		Agility Public Warehousing Co KSC	4,441
2,417,715	*	Air Arabia PJSC	952
211,587	*,e	Air Canada	3,534
346,229	*	Air China Ltd	497
1,297,910	*	Air China Ltd (H shares)	906
352,385	*,e	Air France-KLM	1,556
637,655	*,e	Air New Zealand Ltd	659
51,547	*	Air Transport Services Group, Inc	1,514
1,766,900	*	AirAsia BHD	335
4,661,188		Airports of Thailand PCL (Foreign)	8,488
175,066	*	Alaska Air Group, Inc	9,121
161,613	g	ALD S.A.	2,378
139,575	*,e	All Nippon Airways Co Ltd	2,918
76,109		Allcargo Logistics Ltd	398
1,523	*	Allegiant Travel Co	285
8,728		Amerco, Inc	6,339
631,141	*,e	American Airlines Group, Inc	11,335
634,771	*,†	AMR Corporation	6
448,000		Anhui Expressway Co	362
4,534		AP Moller - Maersk AS (Class A)	15,042
7,641		AP Moller - Maersk AS (Class B)	27,273
807,056		Aramex PJSC	901
21,666		ArcBest Corp	2,597
3,923,700	*	Asia Aviation PCL	297
39,053	*	Asiana Airlines	655
24,920	*	Atlas Air Worldwide Holdings, Inc	2,345
1,166,044		Atlas Arteria Ltd	5,868
326,345	e	Atlas Corp	4,628
852,789	*	Auckland International Airport Ltd	4,489
2,020,609		Aurizon Holdings Ltd	5,134
540,741	*	Autostrade S.p.A.	10,729
38,841	*	Avis Budget Group, Inc	8,054
607,925	*	Azul S.A.	2,660
697,600	*	Bangkok Airways Co Ltd	203
155,800	*	Bangkok Aviation Fuel Services PCL	119
7,603,762		Bangkok Expressway & Metro PCL	1,924
2,346,810	*	Beijing Capital International Airport Co Ltd	1,438
1,825,679		Beijing-Shanghai High Speed Railway Co Ltd	1,383
227

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
204,800	*,e	BEST, Inc (ADR)	$174
5,193		Blue Dart Express Ltd	441
116,298	*	bpost S.A.	1,015
8,029,037		BTS Group Holdings PCL	2,244
1,053,578		Canadian National Railway Co	129,416
1,254		Canadian Pacific Railway Ltd	90
1,085,503		Canadian Pacific Railway Ltd (Toronto)	78,073
10,214	e	Cargojet, Inc	1,345
64,960	*,e	Cathay Pacific Airways Ltd	53
200,360	*	Cebu Air, Inc	166
180,389		Central Japan Railway Co	24,005
125,653		CH Robinson Worldwide, Inc	13,524
2,808,000	*	China Airlines	2,791
195,400	*	China Eastern Airlines Corp Ltd	158
1,122,667		China Merchants Holdings International Co Ltd	2,049
1,172,447	*,e	China Southern Airlines Co Ltd	702
406,859	*	China Southern Airlines Co Ltd (Class A)	435
104,744	*,e	Chorus Aviation, Inc	275
1,355,572		Cia de Concessoes Rodoviarias	2,814
97,556		Cia de Distribucion Integral Logista Holdings SAU	1,947
360,087		Cia de Locacao das Americas	1,514
34,185		Clarkson plc	1,795
2,648,100		ComfortDelgro Corp Ltd	2,750
279,344		Container Corp Of India Ltd	2,303
931,775	*,e	Controladora Vuela Cia de Aviacion SAB de C.V.	1,672
28,295	*	Copa Holdings S.A. (Class A)	2,339
1,299,600	*	Cosco Corp Singapore Ltd	247
663,120		Cosco International Holdings Ltd	202
1,375,536		COSCO Pacific Ltd	1,196
2,512,809	*,e	COSCO SHIPPING Holdings Co Ltd	4,872
903,415	*	COSCO SHIPPING Holdings Co Ltd	2,660
456,260		Costamare, Inc	5,772
10,729	*	Covenant Transportation Group, Inc	284
3,212,056		CSX Corp	120,773
148,290		CTT-Correios de Portugal S.A.	769
33,820		D/S Norden	859
3,545	*,e	Daseke, Inc	36
1,374,613	*	Delta Air Lines, Inc	53,720
647,229	*	Deutsche Lufthansa AG.	4,532
1,641,227		Deutsche Post AG.	105,565
42,022	*	Dfds A.S.	2,246
228

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
367,476	*,e	DiDi Global, Inc (ADR)	$1,830
581,828		DSV AS	135,582
6,960	e	Eagle Bulk Shipping, Inc	317
374,638		East Japan Railway Co	23,031
368,746	*	easyJet plc	2,801
362,335	*	EcoRodovias Infraestrutura e Logistica S.A.	475
327,373	*,g	Enav S.p.A	1,465
3,809,435	*,g	Europcar Groupe S.A.	2,195
2,600,000	*	Eva Airways Corp	2,622
3,041,000		Evergreen International Storage & Transport Corp	3,206
2,276,532		Evergreen Marine Corp Tawain Ltd	11,662
22,403	e	Exchange Income Corp	746
164,201		Expeditors International of Washington, Inc	22,051
247,812		FedEx Corp	64,094
803,131	*,e	Finnair Oyj	544
907,101	*	Firstgroup plc	1,255
24,241	*	Flughafen Zuerich AG.	4,353
56,686		Forward Air Corp	6,864
44,915	*	Fraport AG. Frankfurt Airport Services Worldwide	3,007
3,066	*	Frontier Group Holdings, Inc	42
35,160		Fukuyama Transporting Co Ltd	1,201
28,639		Genco Shipping & Trading Ltd	458
478,096		Getlink S.E.	7,918
134,484		Globaltrans Investment plc (GDR)	1,146
1,945,892	*	GMR Infrastructure Ltd	1,193
59,071	*	Go-Ahead Group plc	533
215,253	*	Gol Linhas Aereas Inteligentes S.A.	649
156,702		Golden Ocean Group Ltd	1,410
318,520	e	Grupo Aeroportuario del Centro Norte Sab de C.V.	2,139
421,149	e	Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	5,804
234,238		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	4,836
296,900	*,e,g	Grupo Traxion SAB de C.V.	519
286,888		Gujarat Pipavav Port Ltd	384
339,702		Gulf Warehousing Co	423
121,318	*	GXO Logistics, Inc	11,019
206,000	*	Hainan Meilan International Airport Co Ltd	635
17,000		Hamakyorex Co Ltd	429
41,194		Hamburger Hafen und Logistik AG.	964
8,644	*	Hanjin Transportation Co Ltd	218
219,511		Hankyu Hanshin Holdings, Inc	6,238
229

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
46,400	*	Hawaiian Holdings, Inc	$852
201,541		Heartland Express, Inc	3,390
423,100	*	Hidrovias do Brasil S.A.	262
37,325		Hitachi Transport System Ltd	1,755
262,584	*	Hub Group, Inc (Class A)	22,120
10,804,551		Hutchison Port Holdings Trust	2,427
2,326	*	HyreCar, Inc	11
21,322	*	Hyundai Glovis Co Ltd	3,007
249,907	*,e	Hyundai Merchant Marine Co Ltd	5,653
3,064	*	ID Logistics Group	1,279
87,338		Iino Kaiun Kaisha Ltd	415
190,135		Imperial Holdings Ltd	764
105,766	*,g	InterGlobe Aviation Ltd	2,867
1,176,309		International Container Term Services, Inc	4,614
127,337	*	Japan Airlines Co Ltd	2,417
73,600	*	Japan Airport Terminal Co Ltd	3,070
2,305,200	*	Jasa Marga Tbk PT	628
17,515		JB Hunt Transport Services, Inc	3,580
19,615	*	Jeju Air Co Ltd	290
195,800	*	JET2 plc	2,972
293,999	*	JetBlue Airways Corp	4,187
908,915		Jiangsu Express	931
22,668	*	Jin Air Co Ltd	318
125,400		Kamigumi Co Ltd	2,375
57,088	*	Kawasaki Kisen Kaisha Ltd	3,447
268,300		Keihin Electric Express Railway Co Ltd	2,684
95,093		Keio Corp	4,196
111,302		Keisei Electric Railway Co Ltd	3,011
428,009		Kerry Logistics Network Ltd	1,047
179,925	*	Kintetsu Corp	5,030
96,000		Kintetsu World Express, Inc	2,491
56,424	*	Kirby Corp	3,353
466,415		Knight-Swift Transportation Holdings, Inc	28,423
26,268		Konoike Transport Co Ltd	281
9,892	*	Korea Express Co Ltd	1,048
167,176	*	Korea Line Corp	371
116,831	*	Korean Air Lines Co Ltd	2,877
72,637		Kuehne & Nagel International AG.	23,393
162,400		Kyushu Railway Co	3,377
3,822		Landstar System, Inc	684
685,017		Localiza Rent A Car	6,499
15,327	*	Lotte Rental Co Ltd	490
230

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
345,361	*	Lyft, Inc (Class A)	$14,757
422,650	g	Mahindra Logistics Ltd	3,870
1,246,154	*	Malaysia Airports Holdings BHD	1,789
200,541		Marten Transport Ltd	3,441
41,650		Maruwa Unyu Kikan Co Ltd	528
30,630		Maruzen Showa Unyu Co Ltd	853
37,650		Matson, Inc	3,390
31,739	*	Mesa Air Group, Inc	178
1,802,740		MISC BHD	3,048
63,928		Mitsubishi Logistics Corp	1,606
132,000		Mitsui OSK Lines Ltd	9,811
47,114		Mitsui-Soko Co Ltd	1,018
729,352		Movida Participacoes S.A.	2,059
1,080,175	*	MPC Container Ships AS.	2,998
1,709,363		MTR Corp	9,176
109,975		Mullen Group Ltd	1,011
227,300	*	Nagoya Railroad Co Ltd	3,460
128,527		Nankai Electric Railway Co Ltd	2,432
662,510	*	National Express Group plc	2,316
78,526		Nippon Express Co Ltd	4,699
108,849		Nippon Konpo Unyu Soko Co Ltd	2,051
119,066		Nippon Yusen Kabushiki Kaisha	9,079
71,900		Nishi-Nippon Railroad Co Ltd	1,631
105,550	g	Nobina AB	1,250
15,631		Norfolk Southern Corp	4,653
657,437	*	Norwegian Air Shuttle AS	800
8,946	*	NTG Nordic Transport Group A.S.	729
276,194		Odakyu Electric Railway Co Ltd	5,135
41,478	e	Oesterreichische Post AG.	1,775
100,482		Old Dominion Freight Line	36,011
6,055,290		Pacific Basin Shipping Ltd	2,226
668	*	PAM Transportation Services, Inc	47
198,020	*	Pan Ocean Co Ltd	901
33,244	*	Pegasus Hava Tasimaciligi AS.	214
808,800		Precious Shipping PCL	401
260,197	e	Promotora y Operadora de Infraestructura SAB de C.V.	2,033
1,063,777	*	Qantas Airways Ltd	3,881
613,658		Qatar Navigation QSC	1,287
3,712,048		Qube Logistics Holdings Ltd	8,569
192,240	*	Radiant Logistics, Inc	1,401
282,687		Redde Northgate plc	1,670
340,300		Regional Container Lines PCL	501
231

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
972,368		Royal Mail plc	$6,667
1,431,946	*	Rumo S.A.	4,558
29,705	e	Ryder System, Inc	2,449
52,304	*	Safe Bulkers, Inc	197
89,497		Sagami Railway Co Ltd	1,639
67,613	*	Saia, Inc	22,788
96	*,†	SAir Group	0
11,570		Sakai Moving Service Co Ltd	436
147,650		Sankyu, Inc	6,127
486,704		Santos Brasil Participacoes S.A.	559
4,490,273	*,e	SAS AB	633
101,399	*	Saudi Ground Services Co	798
43,519		Saudi Industrial Services Co	356
66,991	*	Saudi Public Transport Co	359
61,204		SBS Holdings, Inc	1,736
177,666		Schneider National, Inc	4,781
285,800	*	Seibu Holdings, Inc	2,672
151,806		Seino Holdings Corp	1,538
130,196		Senko Co Ltd	1,049
68,900	*	Sequoia Logistica e Transportes S.A.	174
548,339		SF Holding Co Ltd	5,936
276,690		SG Holdings Co Ltd	6,488
78,196	*	Shanghai International Airport Co Ltd	572
530,760		Shanghai International Port Group Co Ltd	457
1,120,902		Shenzhen International Holdings Ltd	1,164
4,827		Shenzhen Investment Holdings Bay Area Development Co Ltd	2
20,500		Shinwa Kaiun Kaisha Ltd	624
117,768		Shipping Corp of India Ltd	213
333,300	*	SIA Engineering Co Ltd	539
1,032,000		Sichuan Expressway Co Ltd	275
298,088		SIMPAR S.A.	621
307,720		Sincere Navigation	324
1,466,350	*,e	Singapore Airlines Ltd	5,437
824,200	*	Singapore Airport Terminal Services Ltd	2,378
1,892,819		Singapore Post Ltd	912
108,347		Sinotrans Ltd (Class A)	76
2,387,000		SITC International Co Ltd	8,633
16,570	*	Sixt AG.	2,923
20,096		Sixt AG. (Preference)	1,980
44,715	*	Skywest, Inc	1,757
562,117	*	Southwest Airlines Co	24,081
254,564	*	SpiceJet Ltd	232
232

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
88,133	*,e	Spirit Airlines, Inc	$1,926
571,573	*	Stagecoach Group plc	694
32,880		Stolt-Nielsen S.A.	506
63,083		Sumitomo Warehouse Co Ltd	1,067
440,746	*	Sun Country Airlines Holdings, Inc	12,010
1,343,304	*	Sydney Airport	8,481
199,000		T.Join Transportation Co	323
97,000		T3EX Global Holdings Corp	477
2,210,501		Taiwan High Speed Rail Corp	2,362
196,373	*	TAV Havalimanlari Holding AS	488
13,938		TCI Express Ltd	414
84,483		TFI International, Inc	9,475
2,082,000		Tianjin Port Development Holdings Ltd	166
587,041		TNT NV	2,553
168,043		Tobu Railway Co Ltd	3,835
476,918		Tokyu Corp	6,340
5,648,600	*,†	Trada Alam Minera Tbk PT	0	^
8,207		Trancom Co Ltd	638
1,069,000	*	Transcoal Pacific Tbk PT	754
3,325,821		Transurban Group	33,406
578,342	*	Turk Hava Yollari	875
65,351	*,e	TuSimple Holdings, Inc	2,343
2,730,162	*	Uber Technologies, Inc	114,476
456,000		U-Ming Marine Transport Corp	991
2,602,045		Union Pacific Corp	655,533
304,411	*	United Airlines Holdings Inc	13,327
435,304		United International Transportation Co	5,394
1,124,366		United Parcel Service, Inc (Class B)	240,997
1,140		Universal Logistics Holdings Inc	21
24,163	*	US Xpress Enterprises, Inc	142
2,428,652		Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.	5,185
67,336	*,†	Virgin Australia Int Holdings	0
125,777	*	Wallenius Wilhelmsen ASA	723
434,000		Wan Hai Lines Ltd	3,095
68,766		Werner Enterprises, Inc	3,277
200,923		West Japan Railway Co	8,403
1,076,494		Westports Holdings BHD	1,047
49,476	e	Westshore Terminals Investment Corp	1,049
444,042		Wisdom Marine Lines Co Ltd	1,303
167,351	*	XPO Logistics, Inc	12,958
324,221		Yamato Transport Co Ltd	7,616
1,267,000	*	Yang Ming Marine Transport	5,511
233

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
42,178	*	Yellow Corp	$531
150,459		YTO Express Group Co Ltd	394
1,098,000		Yuexiu Transport Infrastructure Ltd	651
152,615		Yunda Holding Co Ltd	490
1,078,968		Zhejiang Expressway Co Ltd	962
48,632		ZIM Integrated Shipping Services Ltd	2,862
930,892		ZTO Express Cayman, Inc (ADR)	26,270
		TOTAL TRANSPORTATION	2,739,387

UTILITIES - 2.3%
1,900,201		A2A S.p.A.	3,703
1,735,400		Absolute Clean Energy PCL	182
9,983,800		AC Energy Corp	2,154
29,969		Acciona S.A.	5,704
54,940		ACEA S.p.A.	1,174
140,448	e	Actelios S.p.A.	1,382
314,944		Adani Gas Ltd	7,295
445,897	*	Adani Green Energy Ltd	7,959
1,088,166	*	Adani Power Ltd	1,456
314,506	*	Adani Transmissions Ltd	7,368
3,691,964		AES Andes S.A.	579
263,076		AES Brasil Energia S.A.	522
421,335		AES Corp	10,238
348,364	*,†	AET&D Holdings No 1 Ptd Ltd	0
946,860		AGL Energy Ltd	4,230
3,149,904		Aguas Andinas S.A.	574
155,355	*,e	Aker Horizons Holding ASA	579
328,210	*	Aksa Enerji Uretim AS	249
827,700	e	Algonquin Power & Utilities Corp	11,955
9,340		AlKhorayef Water & Power Technologies Co	255
116,752		Allete, Inc	7,747
2,119,141		Alliant Energy Corp	130,264
343,428	e	AltaGas Ltd	7,415
154,897		Alupar Investimento S.A.	670
1,986,395		Ameren Corp	176,809
2,482,174		American Electric Power Co, Inc	220,839
20,217		American States Water Co	2,091
43,695		American Water Works Co, Inc	8,252
1,364,848		APA Group	9,985
7,374		Artesian Resources Corp	342
104,204		Ascopiave S.p.A.	411
107,223		Atco Ltd	3,619
45,760		Athens Water Supply & Sewage Co S.A.	407
234

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
30,772		Atmos Energy Corp	$3,224
2,086,970		AusNet Services	3,904
11,746	e	Avangrid, Inc	586
62,285		Avista Corp	2,647
178,208	*,e	Azure Power Global Ltd	3,235
750,230		B Grimm Power PCL	911
763,900		Banpu Power PCL	393
832,300		BCPG PCL	299
10,738,000	*	Beijing Energy International Holding Co Ltd	406
446,179		Beijing Enterprises Holdings Ltd	1,539
3,358,586		Beijing Enterprises Water Group Ltd	1,305
4,776,000	*,†	Beijing Gas Blue Sky Holdings Ltd	6
1,538,000		Beijing Jingneng Clean Energy Co Ltd	499
25,632		BKW S.A.	3,328
339,764		Black Hills Corp	23,977
104,957	e	Boralex, Inc	2,878
45,973	e	Brookfield Infrastructure Corp	3,138
36,277	e	Brookfield Infrastructure Corp	2,476
158,451	e	Brookfield Renewable Corp	5,831
605,705		Brookfield Renewable Corp	22,308
148,262	*,e	Cadiz, Inc	572
46,121		California Water Service Group	3,314
160,842		Canadian Utilities Ltd	4,665
559,000		Canvest Environment Protection Group Co Ltd	296
261,875		Capital Power Corp	8,169
121,974		Capital Stage AG.	2,151
268,300		CECEP Solar Energy Co Ltd	472
435,700		CECEP Wind-Power Corp	445
4,821,118		Centerpoint Energy, Inc	134,557
390,749		Centrais Eletricas Brasileiras S.A.	2,382
297,839		Centrais Eletricas Brasileiras S.A. (Preference)	1,760
10,492,931	*	Centrica plc	10,175
646,072		CESC Ltd	759
195,309		CEZ AS	7,392
1,008,000	e	CGN New Energy Holdings Co Ltd	1,055
3,613,000	g	CGN Power Co Ltd	1,098
15,583		Chesapeake Utilities Corp	2,272
2,458,631		China Datang Corp Renewable Power Co Ltd	1,133
602,000	e,g	China Everbright Greentech Ltd	226
1,011,313	e	China Everbright Water Ltd	236
2,294,165		China Gas Holdings Ltd	4,772
2,418,044		China Longyuan Power Group Corp	5,648
235

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
562,900	*	China National Nuclear Power Co Ltd	$733
3,903,847	e	China Power International Development Ltd	2,629
685,312		China Resources Gas Group Ltd	3,872
1,458,373		China Resources Power Holdings Co	4,878
354,000		China Tian Lun Gas Holdings Ltd	382
900,254		China Water Affairs Group Ltd	1,291
536,101		China Yangtze Power Co Ltd	1,909
647,046		Chubu Electric Power Co, Inc	6,834
353,300		Chugoku Electric Power Co, Inc	2,865
396,201		Cia de Saneamento Basico do Estado de Sao Paulo	2,893
1,179,500		Cia de Saneamento de Minas Gerais-COPASA	2,687
154,449		Cia de Saneamento do Parana	531
415,991		Cia de Saneamento do Parana (Preference)	289
1,267,120		Cia Energetica de Minas Gerais	3,024
243,421		Cia Energetica de Sao Paulo (Class B)	939
15,756		Cia Energetica do Ceara	164
64,300		Cia Paranaense de Energia	369
893,700		Cia Paranaense de Energia	1,029
758,723		CK Infrastructure Holdings Ltd	4,834
2,072,680		CK Power PCL	309
279,991		Clearway Energy, Inc (Class A)	9,374
288,110		Clearway Energy, Inc (Class C)	10,381
1,930,317		CLP Holdings Ltd	19,505
237,142		CMS Energy Corp	15,426
8,090,467		Colbun S.A.	658
6,020,000		Concord New Energy Group Ltd	633
84,266		Consolidated Edison, Inc	7,190
944,686		Contact Energy Ltd	5,236
316,489	g	ContourGlobal plc	825
1,320,000	*,†,e	CT Environmental Group Ltd	2
1,391,365		Dominion Energy, Inc	109,306
74,509	*	Doral Group Renewable Energy Resources Ltd	329
484,479		Drax Group plc	3,985
46,119		DTE Energy Co	5,513
331,110		Duke Energy Corp	34,733
2,294,538		E.ON AG.	31,888
527,000		Eastern Water Resources Development and Management PCL	147
156,970		Edison International	10,713
330,645		EDP - Energias do Brasil S.A.	1,243
315,736		EDP Renovaveis S.A.	7,852
177,700		Electric Power Development Co	2,362
236

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
623,041		Electricite de France	$7,328
348,417		Electricity Generating PCL	1,829
33,541	e	Elia System Operator S.A.	4,421
314,626		Emera, Inc	15,724
67,767		Enagas	1,574
209,284	e	Endesa S.A.	4,818
575,276	*	Enea S.A.	1,216
33,561,601		Enel Chile S.A.	1,176
13,200,903		Enel S.p.A.	105,555
5,100,899		Energias de Portugal S.A.	28,021
213,833		Energisa S.A.	1,700
282,596		Energix-Renewable Energies Ltd	1,197
1,678,944		Energy Absolute PCL (Foreign)	4,819
263,002	g	Enerjisa Enerji AS.	256
25,239,138		Enersis S.A.	2,758
764,944	*	Eneva S.A.	1,937
238,848		Engie Brasil Energia S.A.	1,646
533,816		Engie Energia Chile S.A.	315
2,112,597		Engie S.A.	31,278
1,118,499	*	Enlight Renewable Energy Ltd	2,739
582,435		ENN Energy Holdings Ltd	10,980
157,900		ENN Natural Gas Co Ltd	455
106,643		Entergy Corp	12,013
1,043,253		Equatorial Energia S.A.	4,230
30,443		eRex Co Ltd	541
72,308		ERG S.p.A.	2,335
126,123		Essential Utilities Inc	6,772
524,460		Evergy, Inc	35,983
85,563		Eversource Energy	7,785
59,538		EVN AG.	1,796
1,148,007		Exelon Corp	66,309
5,629	*,e	Fastned BV	316
551,384		Federal Grid Co Unified Energy System PJSC (GDR)	772
107,352	e	Fersa Energias Renovables S.A.	154
615,470		First Gen Corp	336
2,219,135		FirstEnergy Corp	92,294
186,670	g	Fjordkraft Holding ASA	1,008
32,401	*	Fluence Energy, Inc	1,152
581,753		Fortis, Inc	28,068
347,894		Fortum Oyj	10,670
6,048,038		GAIL India Ltd	10,472
24,762,000	*,e	GCL New Energy Holdings Ltd	756
237

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,091,700		GD Power Development Co Ltd	$543
640,033		Genesis Energy Ltd	1,254
779,257		Global Power Synergy Co Ltd (Foreign)	2,072
1,965		Global Water Resources, Inc	34
14,109	*,e	Grenergy Renovables S.A.	466
2,261,210		Guangdong Investments Ltd	2,874
187,902		Gujarat Gas Ltd	1,600
304,752		Gujarat State Petronet Ltd	1,206
3,234,627		Gulf Energy Development PCL	4,430
4,170,319		Gunkul Engineering PCL	698
26,194	e	Hawaiian Electric Industries, Inc	1,087
1,064,386		Hera S.p.A.	4,424
2,959,000		HK Electric Investments & HK Electric Investments Ltd	2,903
199,193		Hokkaido Electric Power Co, Inc	891
208,877		Hokuriku Electric Power Co	1,064
124,909		Holding CO ADMIE IPTO S.A.	343
13,091,979		Hong Kong & China Gas Ltd	20,420
1,627,438		Hong Kong Electric Holdings Ltd	10,144
425,919		Huadian Power International Corp Ltd (Class A)	358
406,266		Huaneng Power International, Inc	619
2,934,751		Huaneng Power International, Inc (Hong Kong)	1,960
407,226	e,g	Hydro One Ltd	10,595
7,968,025		Iberdrola S.A.	94,341
12,550		Idacorp, Inc	1,422
326,372		Indraprastha Gas Ltd	2,059
880,845		Infratil Ltd	4,825
151,476	e	Innergex Renewable Energy, Inc	2,227
1,027,900	*,†	Inter Far East Energy Corp	0	^
522,342		Interconexion Electrica S.A.	2,874
425,898		Inversiones Aguas Metropolitanas S.A.	194
790,066		Iride S.p.A.	2,378
589,282		Italgas S.p.A	4,051
241,800		Jiangsu Eastern Shenghong Co Ltd	736
852,728		Kansai Electric Power Co, Inc	7,970
29,058		Kenon Holdings Ltd	1,473
4,328,793		Keppel Infrastructure Trust	1,751
190,628		Korea Electric Power Corp	3,540
990,700		Kyushu Electric Power Co, Inc	7,397
375,300		Light S.A.	789
7		Macquarie Infrastructure Co LLC	0	^
59,329		Mahanagar Gas Ltd	688
238

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,808,400		Malakoff Corp BHD	$312
272,742		Manila Electric Co	1,578
1,089,400		Manila Water Co, Inc	529
334,529	e	MDU Resources Group, Inc	10,317
594,500		Mega First Corp BHD	499
747,974		Mercury NZ Ltd	3,134
1,401,606		Meridian Energy Ltd	4,652
33,311		MGE Energy, Inc	2,740
10,499		Middlesex Water Co	1,263
331,756		Mosenergo PJSC (ADR)	458
20,446		National Fuel Gas Co	1,307
41,721		National Gas & Industrialization Co	603
3,728,449		National Grid plc	53,762
258,857	e	Naturgy Energy Group S.A.	8,419
45,521	*,e,g	Neoen S.A.	1,976
88,245		New Jersey Resources Corp	3,623
3,457,389		NextEra Energy, Inc	322,782
128,787		Nippon Gas Co Ltd	1,707
103,346		NiSource, Inc	2,853
284,830		NLC India Ltd	237
275,941		Northland Power Income Fund	8,279
63,300		Northwest Natural Holding Co	3,088
49,681		NorthWestern Corp	2,840
202,558		NRG Energy, Inc	8,726
5,814,761		NTPC Ltd	9,702
207,664	e	OGE Energy Corp	7,970
52,401		Okinawa Electric Power Co, Inc	664
81,305		ONE Gas, Inc	6,308
115,857	*	OPC Energy Ltd	1,297
1,929,891		Origin Energy Ltd	7,365
41,106	e	Ormat Technologies, Inc	3,260
222,838	g	Orsted AS	28,538
344,234		Osaka Gas Co Ltd	5,693
108,900		Otter Tail Corp	7,778
362,069		Pennon Group plc	5,732
1,071,678		Petronas Gas BHD	4,628
1,515,444	*	PG&E Corp	18,398
985,319	*	PGE Polska Grupa Energetyczna S.A.	1,966
29,556		Pinnacle West Capital Corp	2,086
76,618		PNM Resources, Inc	3,495
85,757		Portland General Electric Co	4,538
239

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,753,625		Power Grid Corp of India Ltd	$10,301
182,071		PPL Corp	5,473
40,706,900	*	PT Perusahaan Gas Negara Persero Tbk	3,930
348,876	*	Public Power Corp	3,743
121,087		Public Service Enterprise Group, Inc	8,080
29,780	*	Pure Cycle Corp	435
565,723		Qatar Electricity & Water Co	2,579
598,027		Ratch Group PCL	806
143,832	e	Red Electrica Corp S.A.	3,110
484,894		Redes Energeticas Nacionais S.A.	1,405
3,207,925	*	Reliance Power Ltd	582
42,800	*	RENOVA, Inc	775
114,284		Rubis S.C.A	3,417
2,594,679		RWE AG.	105,127
25,000		Saibu Gas Co Ltd	462
7,204	*	Sam Kwang Glass Ind Co Ltd	286
986,030		Saudi Electricity Co	6,289
144,065	g	Scatec Solar ASA	2,487
1,100,455		Scottish & Southern Energy plc	24,601
382,212		SDIC Power Holdings Co Ltd	688
36,738		Sechilienne-Sidec	1,434
1,201,078		SembCorp Industries Ltd	1,783
327,911		Sempra Energy	43,376
68,468		Severn Trent plc	2,734
620,394		Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	468
184,088		Shenzhen Energy Group Co Ltd	234
275,342		Shikoku Electric Power Co, Inc	1,946
60,010		Shizuoka Gas Co Ltd	514
196,400		Sichuan Chuantou Energy Co Ltd	385
24,748		SJW Corp	1,812
567,793	e	Snam Rete Gas S.p.A.	3,420
89,473	*,e	Solaria Energia y Medio Ambiente S.A.	1,729
128,000	*,†	Sound Global Ltd	0	^
268,500	e	South Jersey Industries, Inc	7,013
252,706		Southern Co	17,331
53,524		Southwest Gas Holdings Inc	3,749
482,600		SPCG PCL	266
236,377		Spire, Inc	15,417
531,717		Suez Environnement S.A.	11,992
267,091	*	Sunnova Energy International, Inc	7,457
17,303,156		Super Energy Corp PCL (Foreign)	493
220,210	e	Superior Plus Corp	2,263
240

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
406,450		Taiwan Cogeneration Corp	$557
2,680,772		Tata Power Co Ltd	7,940
1,113,548	*	Tauron Polska Energia S.A.	732
79,914		Telecom Plus plc	1,716
2,772,204		Tenaga Nasional BHD	6,214
50,597		Terna Energy S.A.	782
1,480,350		Terna Rete Elettrica Nazionale S.p.A.	11,976
106,300		Toho Gas Co Ltd	2,708
643,300		Tohoku Electric Power Co, Inc	4,573
1,416,793	*	Tokyo Electric Power Co, Inc	3,663
419,842		Tokyo Gas Co Ltd	7,536
197,693		Torrent Power Ltd	1,469
1,176,000		Towngas China Co Ltd	1,023
2,473,639		TPI Polene Power PCL	308
320,543		TransAlta Corp	3,560
128,444	e	TransAlta Renewables, Inc	1,904
223,506		Transmissora Alianca de Energia Eletrica S.A.	1,461
1,431,078		TTW PCL	488
51,608		UGI Corp	2,369
176,335		Uniper SE	8,372
186,970		United Utilities Group plc	2,759
25,347		Unitil Corp	1,166
960,079		Veolia Environnement	35,258
79,389		Verbund AG.	8,922
16,795	e	Via Renewables, Inc	192
502,184		Vistra Energy Corp	11,435
28,711	*	Voltalia S.A.	641
1,000,342		WEC Energy Group, Inc	97,103
27,730		West Holdings Corp	1,379
892,500		WHA Utilities and Power PCL	109
2,427,537		Xcel Energy, Inc	164,344
5,470		York Water Co	272
4,530,900		YTL Corp BHD	631
2,300,200		YTL Power International BHD	340
1	*	Zorlu Enerji Elektrik Uretim AS	0
		TOTAL UTILITIES	3,226,210

		TOTAL COMMON STOCKS	137,557,796
		(Cost $108,787,929)
241

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	EXPIRATION DATE	VALUE (000)
PREFERRED STOCKS - 0.0%

REAL ESTATE - 0.0%
8,497,223	*,†	Ayala Land, Inc		$17
		TOTAL REAL ESTATE		17

		TOTAL PREFERRED STOCKS		17
		(Cost $20)

PURCHASED OPTIONS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
35,000		Sea Ltd		19
		TOTAL MEDIA & ENTERTAINMENT		19

		TOTAL PURCHASED OPTIONS		19
		(Cost $1,151)

RIGHTS/WARRANTS - 0.0%

AUTOMOBILES & COMPONENTS - 0.0%
28,044		Doosan Heavy Industries & Construction Co Ltd	02/08/22	103
		TOTAL AUTOMOBILES & COMPONENTS		103

CAPITAL GOODS - 0.0%
82,450		Seazen Group Ltd		0
7,167,367		Waskita Karya Persero Tbk PT	02/15/22	6
26,206	†,e	Webuild S.p.A	08/02/30	26
		TOTAL CAPITAL GOODS		32

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
233,500		Frontken Corp Bhd	05/03/26	32
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES		32

CONSUMER DURABLES & APPAREL - 0.0%
1,140,087	e	Cie Financiere Richemont S.A.	11/27/23	1,251
		TOTAL CONSUMER DURABLES & APPAREL		1,251

CONSUMER SERVICES - 0.0%
69,576	e	PointsBet Holdings Pty Ltd	09/30/22	17
		TOTAL CONSUMER SERVICES		17

DIVERSIFIED FINANCIALS - 0.0%
26,653		Srisawad Corp PCL	08/29/25	8
		TOTAL DIVERSIFIED FINANCIALS		8

ENERGY - 0.0%
8,715	e	Weatherford International plc	12/13/23	4
		TOTAL ENERGY		4
242

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY		EXPIRATION DATE	VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
72,360	h	Comfort Glove Bhd		06/26/26	$4
2,016		Eoflow Co Ltd		12/16/21	18
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			22

MATERIALS - 0.0%
37,560		Scientex BHD		01/14/26	12
		TOTAL MATERIALS			12

MEDIA & ENTERTAINMENT - 0.0%
307,952		Advantage Solutions, Inc		12/31/26	761
230,631	†	Media General, Inc			0
		TOTAL MEDIA & ENTERTAINMENT			761

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
12,599	†	Chinook Therapeutics, Inc			0
156,143	†	Elanco Animal Health, Inc CVR			9
4,387		Enzychem Lifesciences Corp		02/15/22	0
369,289		Faes Farma S.A.		01/04/22	77
20,027	†,e	Tobira Therapeutics, Inc			1
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			87

REAL ESTATE - 0.0%
28,048		MBK PCL		12/31/24	9
28,048		MBK PCL		11/15/24	8
		TOTAL REAL ESTATE			17

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
113,648		SKP Resources Bhd		04/25/26	5
125		VS Industry Bhd		06/14/24	0	^
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			5

TRANSPORTATION - 0.0%
680,902		Asia Aviation PCL			16
		TOTAL TRANSPORTATION			16

		TOTAL RIGHTS/WARRANTS			2,367
		(Cost $609)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 1.8%

GOVERNMENT AGENCY DEBT - 0.9%
$23,333,000		Federal Agricultural Mortgage Corp (FAMC)	0.000%	03/02/22	23,331
43,120,000		Federal Farm Credit Bank (FFCB)	0.000	01/05/22	43,120
6,000,000		FFCB	0.000	01/10/22	6,000
20,000,000		FFCB	0.000	01/19/22	20,000
10,000,000		FFCB	0.000	01/26/22	10,000
20,000,000		FFCB	0.000	01/28/22	20,000
40,000,000		FFCB	0.000	02/02/22	39,999
42,333,000		FFCB	0.000	02/15/22	42,332
10,000,000		FFCB	0.000	02/25/22	10,000
24,916,000		FFCB	0.000	02/28/22	24,915
12,500,000		FFCB	0.000	03/01/22	12,499
12,500,000		FFCB	0.000	03/02/22	12,499
243

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$10,000,000		FFCB	0.000%	03/17/22	$9,999
25,000,000		FFCB	0.000	06/10/22	24,979
7,000,000		FFCB	0.000	06/16/22	6,994
12,214,000		FFCB	0.000	07/20/22	12,199
10,305,000		FFCB	0.000	07/22/22	10,293
10,000,000		FFCB	0.000	09/13/22	9,981
45,000,000		Federal Home Loan Bank (FHLB)	0.000	01/04/22	45,000
3,000,000		FHLB	0.000	01/05/22	3,000
13,055,000		FHLB	0.000	01/06/22	13,055
4,400,000		FHLB	0.000	01/11/22	4,400
145,062,000		FHLB	0.000	01/12/22	145,062
50,600,000		FHLB	0.000	01/13/22	50,600
28,250,000		FHLB	0.000	01/19/22	28,250
116,890,000		FHLB	0.000	01/21/22	116,890
31,000,000		FHLB	0.000	01/26/22	31,000
32,000,000		FHLB	0.040	01/28/22	31,994
14,600,000		FHLB	0.000	01/31/22	14,600
45,010,000		FHLB	0.000	02/02/22	45,009
85,014,000		FHLB	0.000	02/09/22	85,012
48,000,000		FHLB	0.000	02/11/22	47,999
3,060,000		FHLB	0.000	02/16/22	3,060
2,400,000		FHLB	0.000	02/17/22	2,400
42,577,000		FHLB	0.000	02/18/22	42,576
25,000,000		FHLB	0.000	02/22/22	24,999
5,729,000		FHLB	0.000	02/23/22	5,729
10,000,000		FHLB	0.000	03/07/22	9,999
11,000,000		FHLB	0.000	04/11/22	10,997
23,815,000		FHLB	0.000	04/20/22	23,809
21,000,000		FHLB	0.000	04/22/22	20,994
26,612,000		FHLB	0.000	05/05/22	26,599
54,783,000		FHLB	0.000	05/13/22	54,755
6,100,000		FHLB	0.000	05/25/22	6,097
6,000,000		FHLB	0.000	06/08/22	5,995
20,000,000		FHLB	0.000	08/04/22	19,972
8,000,000		FHLB	0.000	08/05/22	7,989
11,140,000		Federal Home Loan Mortgage Corp (FHLMC)	2.375	01/13/22	11,147
9,483,000		Federal National Mortgage Association (FNMA)	2.000	01/05/22	9,484
3,605,000		FNMA	2.625	01/11/22	3,607
		TOTAL GOVERNMENT AGENCY DEBT			1,291,219

REPURCHASE AGREEMENT - 0.1%
113,560,000	r	Fixed Income Clearing Corp (FICC)	0.020	01/03/22	113,560
		TOTAL REPURCHASE AGREEMENT			113,560

TREASURY DEBT - 0.0%
36,845,000		United States Treasury Bill	0.000	01/13/22	36,845
10,000,000		United States Treasury Bill	0.000	06/23/22	9,992
25,000,000		United States Treasury Bill	0.000	08/11/22	24,970
24,880,000		United States Treasury Note	2.250	04/15/22	25,029
		TOTAL TREASURY DEBT			96,836
244

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

CERTIFICATE OF DEPOSIT - 0.0%
$52,000,000		Mizuho Bank Ltd	0.250%	05/09/22	$52,000
		TOTAL CERTIFICATE OF DEPOSIT			52,000

COMMERCIAL PAPER - 0.1%
62,000,000		Skandin Ens Banken	0.000	05/02/22	61,956
		TOTAL COMMERCIAL PAPER			61,956

REPURCHASE AGREEMENT - 0.5%
25,000,000	s	Calyon	0.050	01/03/22	25,000
62,000,000	t	Citigroup	0.060	01/03/22	62,000
60,000,000	u	Deutsche Bank	0.050	01/03/22	60,000
55,000,000	v	Goldman Sachs	0.050	01/03/22	55,000
50,000,000	w	HSBC	0.050	01/03/22	50,000
1,000,000	x	HSBC	0.050	01/03/22	1,000
3,000,000	y	HSBC	0.051	01/05/22	3,000
85,000,000	z	JP Morgan	0.050	01/03/22	85,000
26,000,000	aa	Merrill Lynch	0.050	01/03/22	26,000
50,000,000	ab	Merrill Lynch	0.050	01/03/22	50,000
2,000,000	ac	Merrill Lynch	0.050	01/03/22	2,000
50,000,000	ad	Morgan Stanley	0.050	01/03/22	50,000
95,000,000	ae	Nomura	0.050	01/03/22	95,000
125,000,000	af	Royal Bank of Scotland	0.050	01/03/22	125,000
		TOTAL REPURCHASE AGREEMENT			689,000

TREASURY DEBT - 0.2%
55,000,000		United States Treasury Bill	0.000	01/13/22	54,999
16,390,000		United States Treasury Bill	0.000	01/18/22	16,390
85,200,000		United States Treasury Bill	0.000	01/18/22	85,199
82,000,000		United States Treasury Bill	0.000	01/18/22	81,998
16,400,000		United States Treasury Bill	0.000	01/18/22	16,400
					254,986

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			1,057,942

		TOTAL SHORT-TERM INVESTMENTS			2,559,557
		(Cost $2,559,664)
		TOTAL INVESTMENTS - 100.7%			140,120,120
		(Cost $111,349,737)
		OTHER ASSETS & LIABILITIES, NET - (0.7)%			(949,978)
		NET ASSETS - 100.0%			$139,170,142

ADR	American Depositary Receipt
CVR	Contingent Value Right
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
HDC	Housing Development Corporation
INR	Indian Rupee
IRB	Interest Rate Reduction Bond
OTC	Over The Counter
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts
245

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
a	Affiliated holding
b	In bankruptcy
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,746,890,302.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/21, the aggregate value of these securities is $1,629,222,198 or 1.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r	Agreement with Fixed Income Clearing Corp (FICC), 0.020% dated 12/31/21 to be repurchased at $113,560,000 on 1/3/22, collateralized by Government Agency Securities, with coupon rate 1.875% and maturity date 2/15/41, valued at $115,831,273.
s	Agreement with Calyon, 0.050% dated 12/31/21 to be repurchased at $25,000,000 on 1/3/22, collateralized by Government Agency Securities, with coupon rate 2.000% and maturity date 1/20/51, valued at $25,500,001.
t	Agreement with Citigroup, 0.060% dated 12/31/21 to be repurchased at $62,000,000 on 1/3/22, collateralized by Government Agency Securities, with coupon rates 0.125%–1.625% and maturity dates 5/31/22–7/31/23, valued at $63,240,056.
u	Agreement with Deutsche Bank, 0.050% dated 12/31/21 to be repurchased at $60,000,000 on 1/3/22, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity dates 5/15/24–5/15/29, valued at $61,200,000.
v	Agreement with Goldman Sachs, 0.050% dated 12/31/21 to be repurchased at $55,000,000 on 1/3/22, collateralized by Government Agency Securities, with coupon rates 0.375%–3.750% and maturity dates 1/31/23–5/15/48, valued at $56,100,073.
w	Agreement with HSBC, 0.050% dated 12/31/21 to be repurchased at $50,000,000 on 1/3/22, collateralized by Government Agency Securities, with coupon rates 0.000%–4.375% and maturity dates 11/15/24–5/15/40, valued at $51,000,001.
x	Agreement with HSBC, 0.050% dated 12/31/21 to be repurchased at $1,000,000 on 1/3/22, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity date 11/15/27, valued at $1,020,000.
y	Agreement with HSBC, 0.051% dated 12/29/21 to be repurchased at $3,000,000 on 1/5/22, collateralized by Government Agency Securities, with coupon rates 0.000%–1.250% and maturity dates 2/24/22–11/15/27, valued at $3,060,002.
z	Agreement with JP Morgan, 0.050% dated 12/31/21 to be repurchased at $85,000,000 on 1/3/22, collateralized by Government Agency Securities, with coupon rates 2.000%–6.000% and maturity dates 2/1/25–1/1/52, valued at $86,700,000.
aa	Agreement with Merrill Lynch, 0.050% dated 12/31/21 to be repurchased at $26,000,000 on 1/3/22, collateralized by Government Agency Securities, with coupon rate 1.250% and maturity date 8/15/31, valued at $26,520,043.
ab	Agreement with Merrill Lynch, 0.050% dated 12/31/21 to be repurchased at $50,000,000 on 1/3/22, collateralized by Government Agency Securities, with coupon rate 3.250% and maturity date 11/16/28, valued at $51,004,186.
ac	Agreement with Merrill Lynch, 0.050% dated 12/31/21 to be repurchased at $2,000,000 on 1/3/22, collateralized by Government Agency Securities, with coupon rate 2.625% and maturity date 2/15/29, valued at $2,040,080.
ad	Agreement with Morgan Stanley, 0.050% dated 12/31/21 to be repurchased at $50,000,000 on 1/3/22, collateralized by Government Agency Securities, with coupon rates 1.500%–8.000% and maturity dates 8/1/23–1/1/52, valued at $51,000,094.
ae	Agreement with Nomura, 0.050% dated 12/31/21 to be repurchased at $95,000,000 on 1/3/22, collateralized by Government Agency Securities, with coupon rates 0.000%–2.500% and maturity dates 1/11/22–10/15/26, valued at $96,900,000.
af	Agreement with Royal Bank of Scotland, 0.050% dated 12/31/21 to be repurchased at $125,000,000 on 1/3/22, collateralized by Government Agency Securities, with coupon rate 0.750% and maturity date 12/31/23, valued at $127,500,070.

Cost amounts are in thousands.

Principal denominated in U.S. Dollars, unless otherwise noted.

246

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Purchased options outstanding as of December 31, 2021 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Sea Ltd, Call	350	$1,151	$360.00	03/18/22	$19

Written options outstanding as of December 31, 2021 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Advantest Corp, Call	270	$(19)	$11,500.00	01/13/22	$(19)
Alphabet, Inc, Call	5	(5)	3,300.00	01/21/22	(0)^
Baozun, Inc, Call	2,500	(123)	15.00	01/21/22	(88)
Ciena Corp, Put	30	(1)	60.00	01/21/22	(0)^
Crocs, Inc, Put	30	(3)	90.00	01/21/22	(1)
Estee Lauder Cos, Inc, Call	20	(3)	400.00	01/21/22	(1)
GDS Holdings Ltd, Call	2,400	(284)	55.00	01/21/22	(264)
Generac Holdings, Inc, Put	20	(6)	310.00	01/21/22	(3)
Intuitive Surgical, Inc, Put	213	(311)	320.00	01/21/22	(42)
Kornit Digital Ltd, Call	50	(10)	160.00	01/21/22	(16)
Lowe’s Cos, Inc, Call	10	(1)	280.00	01/21/22	(0)^
Lowe’s Cos, Inc, Call	10	(1)	290.00	01/21/22	(0)^
Microsoft Corp, Put	20	(4)	290.00	01/21/22	(1)
Nintendo Co Ltd, Put	30	(16)	50,000.00	01/13/22	(14)
Renesas Electronics Corp, Call	2,650	(1)	1,600.00	01/13/22	(5)
Sea Ltd, Call	350	(409)	440.00	03/18/22	(9)
Sea Ltd, Put	10	(3)	160.00	01/21/22	(1)
Sea Ltd, Put	20	(11)	190.00	01/21/22	(3)
Sea Ltd, Put	350	(690)	300.00	03/18/22	(2,747)
SUMCO Corp, Call	670	(1)	2,600.00	01/13/22	(3)
Tesla, Inc, Call	129	(253)	1,300.00	01/21/22	(92)
Tesla, Inc, Put	5	(10)	800.00	01/21/22	(1)
Tesla, Inc, Put	126	(477)	900.00	01/21/22	(127)
ViacomCBS, Inc, Put	45	(27)	35.00	06/17/22	(30)
Walt Disney Co, Put	15	(4)	130.00	02/18/22	(1)
Walt Disney Co, Put	15	(5)	135.00	02/18/22	(1)
Total	9,993	$(2,678)			$(3,469)
^	Amount represents less than $1,000.
247

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Futures contracts outstanding as of December 31, 2021 were as follows (dollar amounts are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	482	03/18/22	$54,638	$54,052	$(586)
S&P 500 E Mini Index	3,263	03/18/22	765,059	776,349	11,290
S&P Mid-Cap 400 E Mini Index	299	03/18/22	84,100	84,847	747
Total	4,044		$903,797	$915,248	$11,451

Forward foreign currency contracts outstanding as of December 31, 2021 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$80,315	CAD	100,000	Bank of America	02/08/22	$1,265
	$23,230	EUR	20,000	Bank of America	02/09/22	442
	$13,495	GBP	10,000	Bank of America	02/09/22	(39)
CAD	100,000		$80,389	Bank of America	02/08/22	(1,338)
EUR	20,000		$23,164	Bank of America	02/09/22	(376)
GBP	10,000		$13,569	Bank of America	02/09/22	(36)
JPY	2,235,080		$19,823	Bank of America	02/09/22	(387)
Total						$(469)
	$100,000	CAD	124,456	Morgan Stanley	02/08/22	$1,616
EUR	4,087		$4,748	Morgan Stanley	02/09/22	(92)
Total						$1,524
	$7,402	AUD	10,000	Toronto Dominion Bank	02/09/22	$126
	$14,804	AUD	20,000	Toronto Dominion Bank	02/09/22	252
	$5,196	AUD	7,015	Toronto Dominion Bank	02/09/22	91
	$2,598	AUD	3,508	Toronto Dominion Bank	02/09/22	45
	$16,064	CAD	20,000	Toronto Dominion Bank	02/08/22	254
	$3,936	CAD	4,899	Toronto Dominion Bank	02/08/22	63
	$34,749	EUR	30,000	Toronto Dominion Bank	02/09/22	567
	$67,468	GBP	50,000	Toronto Dominion Bank	02/09/22	(201)
	$6,747	GBP	5,000	Toronto Dominion Bank	02/09/22	(20)
EUR	17,215		$20,000	Toronto Dominion Bank	02/09/22	(385)
GBP	5,000		$6,787	Toronto Dominion Bank	02/09/22	(20)
JPY	20,000		$177	Toronto Dominion Bank	02/09/22	(3)
Total						$769
Total						$1,824

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
248

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2021

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
BONDS - 0.0%

CORPORATE BONDS - 0.0%

INDIA - 0.0%
INR	1,191,204		Britannia Industries Ltd	5.500%	06/03/24	$16
			TOTAL INDIA			16

			TOTAL CORPORATE BONDS			16
			(Cost $16)

			TOTAL BONDS			16
			(Cost $16)

SHARES			COMPANY
COMMON STOCKS - 98.5%

ARGENTINA - 0.0%
	9,693	*	MercadoLibre, Inc			13,070
			TOTAL ARGENTINA			13,070

AUSTRALIA - 1.2%
	239,723	*	Afterpay Touch Group Ltd			14,471
	752,010	*	AMP Ltd			553
	224,663		APA Group			1,644
	1,749,498		Australia & New Zealand Banking Group Ltd			35,045
	42,361		Australian Stock Exchange Ltd			2,863
	681,005	*,†	AZ BGP Holdings			2
	753,372		BHP Group plc			22,416
	41,007		Cochlear Ltd			6,436
	387,370		Commonwealth Bank of Australia			28,476
	61,015		CSL Ltd			12,905
	164,056		Endeavour Group Ltd			805
	5,394,609		Glencore Xstrata plc			27,487
	1,035,437		IDP Education Ltd			26,085
	3,866,637		Ingenia Communities Group			17,493
	505,712		Insurance Australia Group Ltd			1,567
	75,277		Macquarie Group Ltd			11,253
	28,720	e	Magellan Financial Group Ltd			444
	602,642		Medibank Pvt Ltd			1,468
	254,298	*	Megaport Ltd			3,426
	699,409		National Australia Bank Ltd			14,685
249

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,496,503	*	NEXTDC Ltd	$13,896
2,457,346	*,e	PointsBet Holdings Ltd	12,607
218,446	*	Qantas Airways Ltd	797
321,499		QBE Insurance Group Ltd	2,655
104,498		Ramsay Health Care Ltd	5,431
286,614		Rio Tinto plc	18,901
388,194		Sonic Healthcare Ltd	13,166
275,926		Suncorp-Metway Ltd	2,221
863,346		Telstra Corp Ltd	2,624
93,595		Wesfarmers Ltd	4,038
802,681		Westpac Banking Corp	12,452
164,056		Woolworths Ltd	4,535
3,476,767	*,e	Zip Co Ltd	10,950
		TOTAL AUSTRALIA	333,797

AUSTRIA - 0.1%
301,530	g	BAWAG Group AG.	18,493
162,638		Erste Bank der Oesterreichischen Sparkassen AG.	7,625
253,163		Mondi plc	6,279
13,007		Verbund AG.	1,462
		TOTAL AUSTRIA	33,859

BELGIUM - 0.1%
98,478		Anheuser-Busch InBev S.A.	5,937
268,260		KBC Groep NV	23,049
		TOTAL BELGIUM	28,986

BERMUDA - 0.0%
10,387		RenaissanceRe Holdings Ltd	1,759
		TOTAL BERMUDA	1,759

BRAZIL - 0.8%
35,400		Alpargatas S.A.	234
1,049,200		AMBEV S.A.	2,936
5,050,728	*	Americanas S.A.	28,461
110,400		Atacadao Distribuicao Comercio e Industria Ltd	301
512,900		B3 SA-Brasil Bolsa Balcao	1,021
1,481,062		Banco Bradesco S.A.	4,293
15,821,244		Banco Bradesco S.A. (Preference)	54,849
52,524		Banco BTG Pactual S.A.	121
5,200		Banco BTG Pactual S.A.	5
3,915,060		Banco BTG Pactual S.A. - Unit	14,705
70,932		Banco do Brasil S.A.	367
1,627,603		Banco Inter S.A.	8,276
30,500		Banco Santander Brasil S.A.	164
250

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
151,500		BB Seguridade Participacoes S.A.	$561
42,800		Braskem S.A.	452
143,900	*	BRF S.A.	583
73,155		Centrais Eletricas Brasileiras S.A.	446
59,600		Centrais Eletricas Brasileiras S.A. (Preference)	352
256,800		Cia de Concessoes Rodoviarias	533
77,800		Cia de Saneamento Basico do Estado de Sao Paulo	568
222,750		Cia Energetica de Minas Gerais	532
139,700		Cia Siderurgica Nacional S.A.	626
221,568		Cosan SA Industria e Comercio	871
39,100		Energisa S.A.	311
44,350		Engie Brasil Energia S.A.	306
198,000		Equatorial Energia S.A.	803
250,300		Gerdau S.A. (Preference)	1,230
87,700	g	Hapvida Participacoes e Investimentos S.A.	163
31,200		Hypermarcas S.A.	158
398,937		Investimentos Itau S.A. - PR	638
4,589,519		Itau Unibanco Holding S.A.	17,296
150,200		Klabin S.A.	691
127,995		Localiza Rent A Car	1,214
207,992		Lojas Renner S.A.	900
5,127,800		Magazine Luiza S.A.	6,610
190,895	*	Natura & Co Holding S.A.	880
41,584		Notre Dame Intermedica Participacoes S.A.	449
382,583	*	Pagseguro Digital Ltd	10,031
846,600		Petroleo Brasileiro S.A.	4,662
1,085,038		Petroleo Brasileiro S.A. (Preference)	5,512
246,100		Raia Drogasil S.A.	1,071
77,700	g	Rede D’Or Sao Luiz S.A.	624
278,300	*	Rumo S.A.	886
9,045,500		Sendas Distribuidora S.A.	21,099
586,180	*	StoneCo Ltd	9,883
163,122	*	Suzano SA	1,762
117,500		Telefonica Brasil S.A.	1,020
194,500		TIM S.A.	461
105,000		Totvus S.A.	534
159,400		Ultrapar Participacoes S.A.	423
2,110,664		Vale S.A.	29,409
248,000	*	Via S	233
260,000		Vibra Energia S.A.	997
361,920		Weg S.A.	2,132
251

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1	*	XP, Inc	$0	^
		TOTAL BRAZIL	243,645

CANADA - 1.7%
41,799		Agnico-Eagle Mines Ltd	2,220
956,001		Alimentation Couche-Tard, Inc	40,055
398,479		Bank of Montreal	42,902
265,466		Bank of Nova Scotia	18,793
342,494		Barrick Gold Corp	6,512
387		Brookfield Asset Management Reinsurance Partners Ltd	24
54,907		Brookfield Asset Management, Inc	3,316
97,406		Canadian Imperial Bank of Commerce	11,354
224,207	e	Canadian National Railway Co	27,540
233,371		Canadian Natural Resources Ltd	9,861
951,839		Canadian Pacific Railway Ltd	68,460
45,733		CI Financial Corp	956
490,196		Dollarama, Inc	24,534
299,836		Enbridge, Inc	11,712
5,852		Fairfax Financial Holdings Ltd	2,879
23,410		First Capital Real Estate Investment Trust	349
60,896		Great-West Lifeco, Inc	1,827
23,399		iA Financial Corp, Inc	1,339
18,129		IGM Financial, Inc	654
31,293		Intact Financial Corp	4,068
392,965	*	Lightspeed Commerce, Inc	15,868
424,400		Manulife Financial Corp	8,089
73,492		National Bank of Canada	5,603
478,785		Nutrien Ltd	35,988
18,207		Onex Corp	1,429
121,680	e	Power Corp Of Canada	4,021
109,817		RioCan Real Estate Investment Trust	1,992
311,465		Royal Bank of Canada	33,056
24,730	*	Shopify, Inc (Class A)	34,050
127,928	e	Sun Life Financial, Inc	7,121
314,921		Teck Cominco Ltd	9,070
37,967		Thomson Reuters Corp	4,540
12,331		TMX Group Ltd	1,250
395,891		Toronto-Dominion Bank	30,352
155,692		West Fraser Timber Co Ltd	14,854
		TOTAL CANADA	486,638

CHILE - 0.0%
3,678,651		Banco de Chile	287
4,215		Banco de Credito e Inversiones	123
252

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
5,276,304		Banco Santander Chile S.A.	$212
317,313		Cencosud S.A.	531
33,645		Cia Cervecerias Unidas S.A.	276
249,086		Empresas CMPC S.A.	418
85,415		Empresas COPEC S.A.	660
6,315,205		Enel Chile S.A.	221
4,917,211		Enersis S.A.	538
168,104		SACI Falabella	548
29,858		Sociedad Quimica y Minera de Chile S.A. (Class B)	1,524
		TOTAL CHILE	5,338

CHINA - 3.7%
21,200	*	21Vianet Group, Inc (ADR)	191
19,300		360 Finance, Inc (ADR)	443
34,200	*	360 Security Technology, Inc	68
114,500	*,g	3SBio, Inc	95
2,800	*	51job, Inc (ADR)	137
586,600		AAC Technologies Holdings, Inc	2,312
13,700		Addsino Co Ltd	36
8,577	*	Advanced Micro-Fabrication Equipment, Inc China	170
12,600		AECC Aero-Engine Control Co Ltd	60
24,700		AECC Aviation Power Co Ltd	246
268,000	e	Agile Property Holdings Ltd	145
4,400	*,e	Agora, Inc (ADR)	71
2,555,000		Agricultural Bank of China Ltd	879
418,900		Agricultural Bank of China Ltd (Class A)	193
121,664		Aier Eye Hospital Group Co Ltd	808
22,200	*	Air China Ltd	32
178,000	*	Air China Ltd (H shares)	124
30,207		Airtac International Group	1,109
24,000	*,g	Akeso, Inc	105
2,875,772	*	Alibaba Group Holding Ltd	42,261
316,000	*	Alibaba Health Information Technology Ltd	268
124,250	g	A-Living Services Co Ltd	212
908,000	*	Aluminum Corp of China Ltd	500
177,800	*	Aluminum Corp of China Ltd (Class A)	171
10,300		Angel Yeast Co Ltd	98
110,500		Anhui Conch Cement Co Ltd	553
20,600		Anhui Conch Cement Co Ltd (Class A)	130
27,500		Anhui Gujing Distillery Co Ltd	391
4,800		Anhui Gujing Distillery Co Ltd (Class A)	184
4,000		Anhui Honglu Steel Construction Group Co Ltd	34
253

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
8,800		Anhui Kouzi Distillery Co Ltd	$98
9,900		Anhui Yingjia Distillery Co Ltd	108
239,400		Anta Sports Products Ltd	3,595
4,500		Apeloa Pharmaceutical Co Ltd	25
1,100		Asymchem Laboratories Tianjin Co Ltd	75
5,244		Autel Intelligent Technology Corp Ltd	65
2,300		Autobio Diagnostics Co Ltd	20
6,300		Autohome, Inc (ADR)	186
19,300		Avary Holding Shenzhen Co Ltd	129
6,200		Avic Capital Co Ltd	4
29,300		AVIC Electromechanical Systems Co Ltd	84
427,000	e	AviChina Industry & Technology Co	295
5,600		AVICOPTER plc	71
118,677	*	Baidu, Inc (ADR)	17,658
139,000		Bank of Beijing Co Ltd	97
90,900		Bank of Changsha Co Ltd	111
19,300		Bank of Chengdu Co Ltd	36
212,800		Bank of China Ltd	102
18,555,000		Bank of China Ltd (Hong Kong)	6,675
245,700		Bank of Communications Co Ltd	178
818,000		Bank of Communications Co Ltd (Hong Kong)	494
30,200		Bank of Hangzhou Co Ltd	61
89,180		Bank of Jiangsu Co Ltd	82
57,400		Bank of Nanjing Co Ltd	81
33,000		Bank of Ningbo Co Ltd	198
81,122		Bank of Shanghai Co Ltd	91
341,000		Baoshan Iron & Steel Co Ltd	384
82,300		BBMG Corp	37
3,800	*	BeiGene Ltd (ADR)	1,030
6,600	*	Beijing BDStar Navigation Co Ltd	41
472,000	*	Beijing Capital International Airport Co Ltd	289
54,600		Beijing Dabeinong Technology Group Co Ltd	90
6,100		Beijing Easpring Material Technology Co Ltd	83
5,040		Beijing E-Hualu Information Technology Co Ltd	28
42,500		Beijing Enlight Media Co Ltd	86
53,500		Beijing Enterprises Holdings Ltd	185
454,000		Beijing Enterprises Water Group Ltd	176
4,772		Beijing Kingsoft Office Software, Inc	199
9,500		Beijing Kunlun Tech Co Ltd	35
20,900		Beijing New Building Materials plc	118
49,900		Beijing Originwater Technology Co Ltd	56
717		Beijing Roborock Technology Co Ltd	91
254

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
8,160		Beijing Shiji Information Technology Co Ltd	$37
9,800		Beijing Shunxin Agriculture Co Ltd	59
19,800		Beijing Sinnet Technology Co Ltd	46
6,340		Beijing Tiantan Biological Products Corp Ltd	29
4,100		Beijing United Information Technology Co Ltd	69
5,400		Beijing Wantai Biological Pharmacy Enterprise Co Ltd	188
23,000		Beijing Yanjing Brewery Co Ltd	31
3,300		Beijing Yuanliu Hongyuan Electronic Technology Co Ltd	93
205,000		Beijing-Shanghai High Speed Railway Co Ltd	155
1,900		Betta Pharmaceuticals Co Ltd	24
2,200		BGI Genomics Co Ltd	30
122,058	*,e	Bilibili, Inc (ADR)	5,663
809,000		BOC Hong Kong Holdings Ltd	2,653
5,700		BOC International China Co Ltd	12
195,000		BOE Technology Group Co Ltd	155
704,000		Bosideng International Holdings Ltd	444
136,000	*	Brilliance China Automotive Holdings Ltd	65
23,700		BYD Co Ltd	996
175,000		BYD Co Ltd (H shares)	5,919
52,000	e	BYD Electronic International Co Ltd	190
20,900		By-health Co Ltd	88
18,000		C&S Paper Co Ltd	47
13,100		Caitong Securities Co Ltd	23
325	*	CanSino Biologics, Inc	15
6,000	*,e,g	CanSino Biologics, Inc	139
49,600		CECEP Solar Energy Co Ltd	87
106,200		CECEP Wind-Power Corp	108
339,000	g	CGN Power Co Ltd	103
5,100		Chacha Food Co Ltd	49
2,600		Changchun High & New Technology Industry Group, Inc	111
24,000		Changjiang Securities Co Ltd	28
3,500		Changzhou Xingyu Automotive Lighting Systems Co Ltd	112
24,800		Chaozhou Three-Circle Group Co Ltd	174
34,200		Chengtun Mining Group Co Ltd	58
11,700	*	Chengxin Lithium Group Co Ltd	107
22,900	*	Chifeng Jilong Gold Mining Co Ltd	54
165,000		China Aoyuan Group Ltd	30
35,600		China Baoan Group Co Ltd	81
265,500	g	China Bohai Bank Co Ltd	102
926,000		China Cinda Asset Management Co Ltd	169
255

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
884,000		China Citic Bank	$383
656,000	e	China Coal Energy Co	379
250,000		China Communications Services Corp Ltd	122
138,000		China Conch Venture Holdings Ltd	675
130,500		China Construction Bank Corp	120
22,683,000		China Construction Bank Corp (Hong Kong)	15,718
65,400		China CSSC Holdings Ltd	255
74,500	g	China East Education Holdings Ltd	47
36,600	*	China Eastern Airlines Corp Ltd	30
173,000		China Education Group Holdings Ltd	281
225,400		China Everbright Bank Co Ltd	117
337,000		China Everbright Bank Co Ltd (Hong Kong)	119
308,555		China Everbright International Ltd	248
780,000	g	China Feihe Ltd	1,047
31,900	*	China Fortune Land Development Co Ltd	18
291,000		China Galaxy Securities Co Ltd	167
10,900		China Galaxy Securities Co Ltd (Class A)	19
263,200		China Gas Holdings Ltd	547
9,700		China Great Wall Securities Co Ltd	20
27,400		China Greatwall Technology Group Co Ltd	61
536,500		China Hongqiao Group Ltd	567
437,000	*,†,g	China Huarong Asset Management Co Ltd	1
424,200		China Insurance International Holdings Co Ltd	583
4,600		China International Capital Corp Ltd	35
121,200	g	China International Capital Corp Ltd	335
26,015		China International Travel Service Corp Ltd	897
974,000		China Jinmao Holdings Group Ltd	301
19,929		China Jushi Co Ltd	57
90,000		China Lesso Group Holdings Ltd	129
1,705,000		China Life Insurance Co Ltd	2,826
30,600		China Life Insurance Co Ltd (Class A)	144
181,800	*,e,g	China Literature Ltd	1,144
290,000		China Longyuan Power Group Corp	677
118,000		China Medical System Holdings Ltd	197
124,000		China Meidong Auto Holdings Ltd	639
709,000		China Mengniu Dairy Co Ltd	4,019
930,000		China Merchants Bank Co Ltd	7,235
947,787		China Merchants Bank Co Ltd (Class A)	7,245
141,426		China Merchants Holdings International Co Ltd	258
37,020		China Merchants Securities Co Ltd	103
110,700		China Merchants Shekou Industrial Zone Holdings Co Ltd	232
13,700		China Minmetals Rare Earth Co Ltd	84
256

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
199,900		China Minsheng Banking Corp Ltd	$122
554,300	e	China Minsheng Banking Corp Ltd (Hong Kong)	212
774,000		China Molybdenum Co Ltd	409
233,400		China Molybdenum Co Ltd (Class A)	205
346,000		China National Building Material Co Ltd	425
33,800		China National Chemical Engineering Co Ltd	64
3,600		China National Medicines Corp Ltd	18
97,100	*	China National Nuclear Power Co Ltd	126
49,600		China Northern Rare Earth Group High-Tech Co Ltd	357
572,000		China Oilfield Services Ltd	502
661,435		China Overseas Land & Investment Ltd	1,567
220,000		China Overseas Property Holdings Ltd	233
98,000		China Pacific Insurance Group Co Ltd	417
605,200		China Pacific Insurance Group Co Ltd (Hong Kong)	1,644
479,000	e	China Power International Development Ltd	323
126,300		China Railway Group Ltd	115
371,000		China Railway Group Ltd (Hong Kong)	196
83,084		China Railway Signal & Communication Corp Ltd	65
326,000		China Resources Beer Holdings Company Ltd	2,670
193,999		China Resources Cement Holdings Ltd	147
84,000		China Resources Gas Group Ltd	475
725,836		China Resources Land Ltd	3,058
131,800	g	China Resources Mixc Lifestyle Services Ltd	615
172,000		China Resources Power Holdings Co	575
6,800		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	37
118,000		China Shenhua Energy Co Ltd	417
835,500		China Shenhua Energy Co Ltd (Hong Kong)	1,955
14,600		China South Publishing & Media Group Co Ltd	22
134,000	*,e	China Southern Airlines Co Ltd	80
34,000	*	China Southern Airlines Co Ltd (Class A)	36
239,500		China State Construction Engineering Corp Ltd	188
178,000		China State Construction International Holdings Ltd	222
445,000		China Suntien Green Energy Cor	347
1,670,000	g	China Tower Corp Ltd	184
16,400		China TransInfo Technology Co Ltd	38
404,900		China Vanke Co Ltd	943
144,258		China Vanke Co Ltd (Class A)	448
46,200		China Yangtze Power Co Ltd	164
358,000	g	China Yuhua Education Corp Ltd	128
257

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
6,800		China Zhenhua Group Science & Technology Co Ltd	$133
106,200		China Zheshang Bank Co Ltd	58
580,000		Chinasoft International Ltd	756
25,700	*	Chindata Group Holdings Ltd (ADR)	169
5,900	*	Chongqing Brewery Co Ltd	140
64,480		Chongqing Changan Automobile Co Ltd	154
12,300		Chongqing Fuling Zhacai Group Co Ltd	73
284,100		Chongqing Rural Commercial Bank Co Ltd	172
8,500		Chongqing Zhifei Biological Products Co Ltd	166
815,661		CIFI Holdings Group Co Ltd	491
507,000		Citic Pacific Ltd	502
208,500		CITIC Securities Co Ltd	545
61,800		CITIC Securities Co Ltd (Class A)	256
29,400		CNNC Hua Yuan Titanium Dioxide Co Ltd	58
30,900		Contemporary Amperex Technology Co Ltd	2,846
184,445		COSCO Pacific Ltd	160
118,800		COSCO SHIPPING Development Co Ltd	61
124,300		COSCO SHIPPING Energy Transportation Co Ltd	115
272,650	*,e	COSCO SHIPPING Holdings Co Ltd	529
170,460	*	COSCO SHIPPING Holdings Co Ltd	502
1,766,000		Country Garden Holdings Co Ltd	1,568
351,000		Country Garden Services Holdings Co Ltd	2,107
19,300		CSC Financial Co Ltd	89
766,880		CSPC Pharmaceutical Group Ltd	835
3,984		Da An Gene Co Ltd of Sun Yat-Sen University	13
5,200	*	Dada Nexus Ltd (ADR)	68
469,000	g	Dali Foods Group Co Ltd	245
73,392	*	Daqo New Energy Corp (ADR)	2,959
9,260		DaShenLin Pharmaceutical Group Co Ltd	61
10,400		DHC Software Co Ltd	13
67,605	*,e	DiDi Global, Inc (ADR)	337
11,500		Do-Fluoride New Materials Co Ltd	81
1,500		Dong-E-E-Jiao Co Ltd	11
38,900		Dongfang Electric Corp Ltd	131
608,000		Dongfeng Motor Group Co Ltd	505
11,300		Dongxing Securities Co Ltd	21
333,000		Dongyue Group	520
52,352		East Money Information Co Ltd	305
6,100		Ecovacs Robotics Co Ltd	144
66,900		ENN Energy Holdings Ltd	1,261
31,500		ENN Natural Gas Co Ltd	91
24,970		Eve Energy Co Ltd	463
258

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
172,000		Ever Sunshine Lifestyle Services Group Ltd	$267
11,600		Everbright Securities Co Ltd	27
56,343		Fangda Carbon New Material Co Ltd	96
74,000	e	Far East Horizon Ltd	66
33,800		FAW Jiefang Group Co Ltd	55
18,900		Fiberhome Telecommunication Technologies Co Ltd	53
24,300		Financial Street Holdings Co Ltd	22
25,300		First Capital Securities Co Ltd	29
17,300		Flat Glass Group Co Ltd	157
91,000	e	Flat Glass Group Co Ltd	463
203,000		Focus Media Information Technology Co Ltd	261
45,098		Foshan Haitian Flavouring & Food Co Ltd	743
645,500		Fosun International	697
32,700		Founder Securities Co Ltd	40
1,104,387		Foxconn Industrial Internet Co Ltd	2,066
2,694		Fu Jian Anjoy Foods Co Ltd	72
13,400		Fujian Sunner Development Co Ltd	51
24,800		Fuyao Glass Industry Group Co Ltd	183
132,800	g	Fuyao Glass Industry Group Co Ltd (Hong Kong)	687
58,600	g	Ganfeng Lithium Co Ltd	923
14,900		Ganfeng Lithium Co Ltd	334
700		G-bits Network Technology Xiamen Co Ltd	46
100,500	*	GCL System Integration Technology Co Ltd	60
130,800		GD Power Development Co Ltd	65
960,196	*	GDS Holdings Ltd (ADR)	45,283
1,308,000		Geely Automobile Holdings Ltd	3,573
76,300		GEM Co Ltd	124
68,300		Gemdale Corp	139
426,000	*	Genscript Biotech Corp	1,885
100,200		GF Securities Co Ltd	191
31,900		GF Securities Co Ltd (Class A)	123
11,200		Giant Network Group Co Ltd	21
9,072		Gigadevice Semiconductor Beijing, Inc	250
3,200		Ginlong Technologies Co Ltd	116
17,000		GoerTek, Inc	145
2,573,000	*,e	GOME Electrical Appliances Holdings Ltd	218
17,200	*	Gotion High-tech Co Ltd	138
28,100		Great Wall Motor Co Ltd	214
684,000		Great Wall Motor Co Ltd	2,350
136,940		Greenland Holdings Corp Ltd	93
188,000	e	Greentown China Holdings Ltd	303
338,000		Greentown Service Group Co Ltd	312
259

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
33,100		GRG Banking Equipment Co Ltd	$62
16,729	*,e	GSX Techedu, Inc (ADR)	32
23,600		Guangdong Haid Group Co Ltd	271
284,000		Guangdong Investments Ltd	361
3,300		Guangdong Kinlong Hardware Products Co Ltd	94
6,700		Guangdong Xinbao Electrical Appliances Holdings Co Ltd	26
140,600	*	Guanghui Energy Co Ltd	145
652,000		Guangzhou Automobile Group Co Ltd (Hong Kong)	643
4,900		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	26
36,400		Guangzhou Haige Communications Group, Inc Co	62
4,300		Guangzhou Kingmed Diagnostics Group Co Ltd	75
407,200	e	Guangzhou R&F Properties Co Ltd	152
7,395		Guangzhou Shiyuan Electronic Technology Co Ltd	95
12,400		Guangzhou Tinci Materials Technology Co Ltd	223
9,990		Guangzhou Yuexiu Financial Holdings Group Co Ltd	14
12,200		Guolian Securities Co Ltd	27
29,100		Guosen Securities Co Ltd	52
42,200		Guotai Junan Securities Co Ltd	119
25,790		Guoyuan Securities Co Ltd	31
232,000	e,g	Haidilao International Holding Ltd	524
82,600		Haier Smart Home Co Ltd	388
464,000		Haier Smart Home Co Ltd	1,962
150,000		Haitian International Holdings Ltd	417
278,000		Haitong Securities Co Ltd	246
54,600		Haitong Securities Co Ltd (Class A)	105
14,300	*	Hang Zhou Great Star Industrial Co Ltd	68
13,740		Hangzhou First Applied Material Co Ltd	281
11,100		Hangzhou Oxygen Plant Group Co Ltd	52
13,830		Hangzhou Robam Appliances Co Ltd	78
18,800		Hangzhou Silan Microelectronics Co Ltd	160
1,800		Hangzhou Tigermed Consulting Co Ltd	36
10,900	g	Hangzhou Tigermed Consulting Co Ltd (Hong Kong)	138
108,000	g	Hansoh Pharmaceutical Group Co Ltd	264
8,200		Hefei Meiya Optoelectronic Technology, Inc	48
23,700		Heilongjiang Agriculture Co Ltd	54
13,200		Hello Group, Inc (ADR)	119
40,700		Henan Shuanghui Investment & Development Co Ltd	201
147,000		Hengan International Group Co Ltd	757
76,380		Hengli Petrochemical Co Ltd	275
260

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
624,000	*,e	HengTen Networks Group Ltd	$237
53,200		Hengtong Optic-electric Co Ltd	126
44,630		Hengyi Petrochemical Co Ltd	74
316,900		Hesteel Co Ltd	122
2,800		Hithink RoyalFlush Information Network Co Ltd	64
10,900		Hongfa Technology Co Ltd	128
165,880	e	Hopson Development Holdings Ltd	346
6,200		Hoshine Silicon Industry Co Ltd	128
42,000	*,g	Hua Hong Semiconductor Ltd	232
56,600		Huadian Power International Corp Ltd (Class A)	48
9,440		Huadong Medicine Co Ltd	60
51,600		Huafon Chemical Co Ltd	85
17,800		Huagong Tech Co Ltd	78
10,260		Hualan Biological Engineering, Inc	47
45,600		Huaneng Power International, Inc	69
344,000		Huaneng Power International, Inc (Hong Kong)	230
151,000	g	Huatai Securities Co Ltd	252
15,500		Huatai Securities Co Ltd (Class A)	43
14,200		Huaxi Securities Co Ltd	22
88,500		Huaxia Bank Co Ltd	78
3,500		Huaxin Cement Co Ltd	11
41,400		Huayu Automotive Systems Co Ltd	184
39,637	*	Huazhu Group Ltd (ADR)	1,480
16,400		Hubei Xingfa Chemicals Group Co Ltd	98
5,800		Huizhou Desay Sv Automotive Co Ltd	129
4,700		Humanwell Healthcare Group Co Ltd	17
74,300		Hunan Valin Steel Co Ltd	60
6,948		Hundsun Technologies, Inc	68
6,671	*	Hutchison China MediTech Ltd (ADR)	234
173,198	*	HUYA, Inc (ADR)	1,202
77,200	e,g	Hygeia Healthcare Holdings Co Ltd	484
251,311	*	iClick Interactive Asia Group Ltd (ADR)	1,159
13,200		Iflytek Co Ltd	109
17,800	*	I-Mab (ADR)	844
2,900		Imeik Technology Development Co Ltd	244
337,500		Industrial & Commercial Bank of China Ltd	245
13,751,000		Industrial & Commercial Bank of China Ltd (Hong Kong)	7,757
104,900		Industrial Bank Co Ltd	313
32,300		Industrial Securities Co Ltd	50
6,300		Ingenic Semiconductor Co Ltd	133
634,000	*	Inner Mongolia BaoTou Steel Union Co Ltd	278
261

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
115,800		Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd	$95
84,300		Inner Mongolia Yili Industrial Group Co Ltd	549
62,600	*	Inner Mongolia Yuan Xing Energy Co Ltd	72
340,000	*,g	Innovent Biologics, Inc	2,105
5,000		Inspur Electronic Information Industry Co Ltd	28
2,500		Intco Medical Technology Co Ltd	23
25,453	*,e	IQIYI, Inc (ADR)	116
21,500		JA Solar Technology Co Ltd	312
3,760		Jafron Biomedical Co Ltd	32
6,800		Jason Furniture Hangzhou Co Ltd	82
29,350	*,e,g	JD Health International, Inc	232
1,206,328	*,h	JD.com, Inc	41,561
42,200		Jiangsu Eastern Shenghong Co Ltd	128
148,000		Jiangsu Express	152
15,804		Jiangsu Hengli Hydraulic Co Ltd	203
31,982		Jiangsu Hengrui Medicine Co Ltd	255
16,100		Jiangsu King’s Luck Brewery JSC Ltd	137
19,800		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	513
3,000		Jiangsu Yangnong Chemical Co Ltd	62
4,700		Jiangsu Yoke Technology Co Ltd	60
5,200		Jiangsu Yuyue Medical Equipment & Supply Co Ltd	31
46,700		Jiangsu Zhongtian Technology Co Ltd	124
277,000		Jiangxi Copper Co Ltd	445
28,958		Jiangxi Copper Co Ltd (Class A)	102
38,500		Jiangxi Zhengbang Technology Co Ltd	58
61,200		Jinke Properties Group Co Ltd	43
100,000	*,e,g	Jinxin Fertility Group Ltd	112
4,500		JiuGui Liquor Co Ltd	150
174,000	e,g	Jiumaojiu International Holdings Ltd	306
8,900		Joincare Pharmaceutical Group Industry Co Ltd	18
1,540		Joinn Laboratories China Co Ltd	28
17,200		Jointown Pharmaceutical Group Co Ltd	40
11,700		Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd	70
6,200		Joyoung Co Ltd	23
5,000		JOYY, Inc (ADR)	227
6,900		Juewei Food Co Ltd	74
15,600	*	Kanzhun Ltd (ADR)	544
30,800	*	KE Holdings, Inc (ADR)	620
56,500		Kingboard Chemical Holdings Ltd	275
215,000	*	Kingdee International Software Group Co Ltd	662
262

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
26,600		Kingfa Sci & Tech Co Ltd	$53
4,700	*,e	Kingsoft Cloud Holdings Ltd (ADR)	74
80,000		Kingsoft Corp Ltd	352
73,900	*,g	Kuaishou Technology	685
26,300	*	Kuang-Chi Technologies Co Ltd	99
16,797		Kweichow Moutai Co Ltd	5,398
296,064		KWG Group Holdings Ltd	194
8,600		Lakala Payment Co Ltd	39
4,360		Laobaixing Pharmacy Chain JSC	34
326,000		Lee & Man Paper Manufacturing Ltd	227
3,232,000		Lenovo Group Ltd	3,714
62,800		Lens Technology Co Ltd	227
1,300		Lepu Medical Technology Beijing Co Ltd	5
42,800		Leyard Optoelectronic Co Ltd	69
121,991	*	Li Auto, Inc (ADR)	3,916
499,500		Li Ning Co Ltd	5,480
12,400		Liaoning Cheng Da Co Ltd	38
70,100	*	Lingyi iTech Guangdong Co	81
2,100		Livzon Pharmaceutical Group, Inc	13
326,000		Logan Property Holdings Co Ltd	249
32,600		Lomon Billions Group Co Ltd	146
409,000	g	Longfor Properties Co Ltd	1,929
71,764		LONGi Green Energy Technology Co Ltd	971
2,100		Luoyang Xinqianglian Slewing Bearing Co Ltd	59
32,700		Luxi Chemical Group Co Ltd	78
90,309		Luxshare Precision Industry Co Ltd	698
19,400		Luzhou Laojiao Co Ltd	773
24,690		Mango Excellent Media Co Ltd	222
4,580		Maxscend Microelectronics Co Ltd	235
18,800	*	Meinian Onehealth Healthcare Holdings Co Ltd	23
868,600	*,g	Meituan Dianping (Class B)	25,118
88,200		Metallurgical Corp of China Ltd	53
10,400	*	Mianyang Fulin Precision Co Ltd	48
51,900		Microport Scientific Corp	189
28,700		Midea Group Co Ltd	332
27,700		Ming Yang Smart Energy Group Ltd	114
108,000	e	Ming Yuan Cloud Group Holdings Ltd	246
168,000		Minth Group Ltd	740
696,000	*	MMG Ltd	224
11,165		Montage Technology Co Ltd	147
67,844		Muyuan Foodstuff Co Ltd	569
20,000		NanJi E-Commerce Co Ltd	22
263

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
5,589		Nanjing King-Friend Biochemical Pharmaceutical Co Ltd	$37
14,400		Nanjing Securities Co Ltd	22
75,800		NARI Technology Co Ltd	477
25,590	*	National Silicon Industry Group Co Ltd	104
7,100		NAURA Technology Group Co Ltd	387
22,100	*	NavInfo Co Ltd	55
514,395		NetEase, Inc	10,400
29,900		New China Life Insurance Co Ltd	182
230,100		New China Life insurance Co Ltd (Hong Kong)	616
52,400	*	New Hope Liuhe Co Ltd	125
344,408	*	New Oriental Education & Technology Group (ADR)	723
16,300		Ninestar Corp	122
14,600		Ningbo Joyson Electronic Corp	50
12,400		Ningbo Tuopu Group Co Ltd	103
84,400		Ningxia Baofeng Energy Group Co Ltd	230
294,030	*	NIO, Inc (ADR)	9,315
3,400	*	Noah Holdings Ltd (ADR)	104
396,400	e,g	Nongfu Spring Co Ltd	2,618
27,100	*	North Industries Group Red Arrow Co Ltd	113
5,300		Northeast Securities Co Ltd	7
247,363		NXP Semiconductors NV	56,344
18,400	*	Offcn Education Technology Co Ltd	23
179,600		Offshore Oil Engineering Co Ltd	130
10,800	*	OFILM Group Co Ltd	16
6,740		Oppein Home Group, Inc	156
37,600		Orient Securities Co Ltd	87
3,809		Ovctek China, Inc	34
134,600	*	Pangang Group Vanadium Titanium & Resources Co Ltd	82
2,199,000		People’s Insurance Co Group of China Ltd	666
142,300		People’s Insurance Co Group of China Ltd (Class A)	105
11,200		Perfect World Co Ltd	36
2,400		PharmaBlock Sciences Nanjing, Inc	54
3,100		Pharmaron Beijing Co Ltd	69
11,000	g	Pharmaron Beijing Co Ltd	170
1,660,000		PICC Property & Casualty Co Ltd	1,357
218,337	*	Pinduoduo, Inc (ADR)	12,729
272,700		Ping An Bank Co Ltd	705
39,600	*,e,g	Ping An Healthcare and Technology Co Ltd	144
5,454,703		Ping An Insurance Group Co of China Ltd	39,307
150,600		Ping An Insurance Group Co of China Ltd (Class A)	1,192
264

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
170,400		Poly Real Estate Group Co Ltd	$418
153,300		Postal Savings Bank of China Co Ltd	123
2,441,000	g	Postal Savings Bank of China Co Ltd	1,714
90,300		Power Construction Corp of China Ltd	115
390,000		Powerlong Real Estate Holdings Ltd	204
3,000		Proya Cosmetics Co Ltd	98
6,500		Qianhe Condiment and Food Co Ltd	25
38,600		Qingdao Rural Commercial Bank Corp	23
5,313		Raytron Technology Co Ltd	66
82,200		RiseSun Real Estate Development Co Ltd	56
12,000		Riyue Heavy Industry Co Ltd	62
136,730	*,e	RLX Technology, Inc (ADR)	533
123,450		Rongsheng Petro Chemical Co Ltd	352
103,700		SAIC Motor Corp Ltd	336
35,700		Sailun Group Co Ltd	83
5,700		Sangfor Technologies, Inc	171
265,000		Sany Heavy Equipment International	257
112,300		Sany Heavy Industry Co Ltd	402
32,896		SDIC Capital Co Ltd	42
43,400		SDIC Power Holdings Co Ltd	78
48,700		Sealand Securities Co Ltd	31
186,000		Seazen Group Ltd	126
30,900	*	Seazen Holdings Co Ltd	141
127,710		SF Holding Co Ltd	1,382
3,200		SG Micro Corp	155
150,500		Shaanxi Coal Industry Co Ltd	289
7,670		Shandong Buchang Pharmaceuticals Co Ltd	25
58,620		Shandong Gold Mining Co Ltd	174
164,500	e,g	Shandong Gold Mining Co Ltd	282
27,550		Shandong Hualu Hengsheng Chemical Co Ltd	135
15,600		Shandong Linglong Tyre Co Ltd	90
162,400		Shandong Nanshan Aluminum Co Ltd	121
25,400		Shandong Sun Paper Industry JSC Ltd	46
205,600		Shandong Weigao Group Medical Polymer Co Ltd	256
8,480		Shanghai Bairun Investment Holding Group Co Ltd	79
4,510		Shanghai Baosight Software Co Ltd	43
95,100		Shanghai Baosight Software Co Ltd	459
51,300		Shanghai Construction Group Co Ltd	29
202,000		Shanghai Electric Group Co Ltd	154
8,700		Shanghai Fosun Pharmaceutical Group Co Ltd	67
210,500	e	Shanghai Fosun Pharmaceutical Group Co Ltd (Hong Kong)	927
265

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
845		Shanghai Friendess Electronic Technology Corp Ltd	$51
13,800	*	Shanghai International Airport Co Ltd	101
60,700		Shanghai International Port Group Co Ltd	52
8,100		Shanghai Jahwa United Co Ltd	51
11,800		Shanghai Jinjiang International Hotels Development Co Ltd	109
7,376	*	Shanghai Junshi Biosciences Co Ltd	78
10,360		Shanghai Lingang Holdings Corp Ltd	24
362,369		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	330
10,900		Shanghai M&G Stationery, Inc	110
825		Shanghai Medicilon, Inc	63
16,700		Shanghai Pharmaceuticals Holding Co Ltd	52
66,100		Shanghai Pharmaceuticals Holding Co Ltd (Hong Kong)	125
160,800		Shanghai Pudong Development Bank Co Ltd	215
9,840		Shanghai Putailai New Energy Technology Co Ltd	248
43,200		Shanghai RAAS Blood Products Co Ltd	46
33,200		Shanghai Yuyuan Tourist Mart Group Co Ltd	54
19,000		Shanghai Zhangjiang High-Tech Park Development Co Ltd	45
67,279		Shanxi Lu’an Environmental Energy Development Co Ltd	120
64,000	*	Shanxi Meijin Energy Co Ltd	163
19,330		Shanxi Securities Co Ltd	20
85,500		Shanxi Taigang Stainless Steel Co Ltd	95
15,720		Shanxi Xinghuacun Fen Wine Factory Co Ltd	778
76,570		Shanxi Xishan Coal & Electricity Power Co Ltd	100
25,000		Shenghe Resources Holding Co Ltd	77
29,100		Shengyi Technology Co Ltd	107
4,680		Shennan Circuits Co Ltd	89
119,600		Shenwan Hongyuan Group Co Ltd	96
5,600		Shenzhen Capchem Technology Co Ltd	99
40,900		Shenzhen Energy Group Co Ltd	52
6,600		Shenzhen Goodix Technology Co Ltd	112
34,100		Shenzhen Inovance Technology Co Ltd	367
127,485		Shenzhen International Holdings Ltd	132
11,260		Shenzhen Investment Holdings Bay Area Development Co Ltd	4
362,000		Shenzhen Investment Ltd	78
12,300		Shenzhen Kaifa Technology Co Ltd	31
2,900		Shenzhen Kangtai Biological Products Co Ltd	45
3,100		Shenzhen Kedali Industry Co Ltd	78
6,500		Shenzhen Mindray Bio-Medical Electronics Co Ltd	388
266

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
46,000	*	Shenzhen MTC Co Ltd	$35
8,300		Shenzhen New Industries Biomedical Engineering Co Ltd	57
96,000		Shenzhen Overseas Chinese Town Co Ltd	106
4,400	*	Shenzhen Salubris Pharmaceuticals Co Ltd	19
4,100		Shenzhen SC New Energy Technology Corp	74
10,600		Shenzhen Senior Technology Material Co Ltd	61
9,700		Shenzhen Sunlord Electronics Co Ltd	58
12,400		Shenzhen Sunway Communication Co Ltd	49
8,665		Shenzhen Transsion Holdings Co Ltd	214
185,100		Shenzhou International Group Holdings Ltd	3,584
8,580		Shijiazhuang Yiling Pharmaceutical Co Ltd	26
294,500	e	Shimao Property Holdings Ltd	193
135,000	e,g	Shimao Services Holdings Ltd	94
28,900		Sichuan Chuantou Energy Co Ltd	57
154,500	*	Sichuan Hebang Biotechnology Co Ltd	83
3,700		Sichuan Kelun Pharmaceutical Co Ltd	11
18,700	*	Sichuan New Energy Power Co Ltd	78
70,100		Sichuan Road & Bridge Co Ltd	132
6,300		Sichuan Swellfun Co Ltd	119
15,300		Sichuan Yahua Industrial Group Co Ltd	69
10,600		Sieyuan Electric Co Ltd	82
174,400		Silergy Corp	31,566
13,900		Sinolink Securities Co Ltd	25
21,400		Sinoma Science & Technology Co Ltd	114
128,100		Sinopec Shanghai Petrochemical Co Ltd (Class A)	84
117,600		Sinopharm Group Co	256
8,100		Sinotrans Ltd (Class A)	6
176,500		Sinotruk Hong Kong Ltd	272
4,200		Skshu Paint Co Ltd	92
312,000	e,g	Smoore International Holdings Ltd	1,593
40,200		Songcheng Performance Development Co Ltd	90
28,262		SooChow Securities Co Ltd	39
29,700		Southwest Securities Co Ltd	25
2,300		StarPower Semiconductor Ltd	137
445,000	e	Sun Art Retail Group Ltd	179
642,000		Sunac China Holdings Ltd	971
251,000	g	Sunac Services Holdings Ltd	256
19,600		Sungrow Power Supply Co Ltd	449
125,800	*	Suning.com Co Ltd	81
60,000		Sunny Optical Technology Group Co Ltd	1,900
21,700		Sunwoda Electronic Co Ltd	144
267

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
3,700		Suofeiya Home Collection Co Ltd	$13
21,400		Suzhou Dongshan Precision Manufacturing Co Ltd	91
21,900		Suzhou Gold Mantis Construction Decoration Co Ltd	21
1,200		Suzhou Maxwell Technologies Co Ltd	121
7,900		Suzhou TA&A Ultra Clean Technology Co Ltd	101
93,277	*	TAL Education Group (ADR)	367
55,000		TBEA Co Ltd	182
182,800		TCL Technology Group Corp	177
5,084,800		Tencent Holdings Ltd	296,703
54,900	*	Tencent Music Entertainment (ADR)	376
4,800		Thunder Software Technology Co Ltd	104
29,300		Tianfeng Securities Co Ltd	19
6,500		Tianjin 712 Communication & Broadcasting Co Ltd	44
43,300		Tianjin Zhonghuan Semiconductor Co Ltd	283
19,200		Tianma Microelectronics Co Ltd	39
58,000		Tianshan Aluminum Group Co Ltd	74
35,700		Tianshui Huatian Technology Co Ltd	71
13,400		Tibet Summit Resources Co Ltd	79
436,000		Tingyi Cayman Islands Holding Corp	897
28,100		Titan Wind Energy Suzhou Co Ltd	86
11,240		Toly Bread Co Ltd	50
84,000	*	Tongcheng-Elong Holdings Ltd	156
18,200		TongFu Microelectronics Co Ltd	56
28,500		Tongkun Group Co Ltd	95
165,800		Tongling Nonferrous Metals Group Co Ltd	91
59,200		Tongwei Co Ltd	418
1,500	*	Topchoice Medical Corp	47
18,700		Topsec Technologies Group Inc	56
338,000	g	Topsports International Holdings Ltd	342
43,300		Transfar Zhilian Co Ltd	59
79,000		Travelsky Technology Ltd	133
43,478	*	Trip.com Group Ltd (ADR)	1,070
122,000		Tsingtao Brewery Co Ltd	1,142
9,600		Tsingtao Brewery Co Ltd (Class A)	149
8,600		Unigroup Guoxin Microelectronics Co Ltd	304
299,000		Uni-President China Holdings Ltd	290
40,500		Unisplendour Corp Ltd	145
14,900		Universal Scientific Industrial Shanghai Co Ltd	38
18,000	*,e,g	Venus MedTech Hangzhou, Inc	69
373,067	*	Vipshop Holdings Ltd (ADR)	3,134
113,900		Walvax Biotechnology Co Ltd	1,002
268

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
6,300		Wangfujing Group Co Ltd	$27
42,300		Wanhua Chemical Group Co Ltd	670
1,084,000		Want Want China Holdings Ltd	995
5,300	*,e	Weibo Corp (ADR)	164
161,000		Weichai Power Co Ltd	316
34,600		Weichai Power Co Ltd (Class A)	97
6,800		Weifu High-Technology Group Co Ltd	23
7,500		Weihai Guangwei Composites Co Ltd	99
393,000	*,e,g	Weimob, Inc	398
91,640		Wens Foodstuffs Group Co Ltd	277
26,400		Western Securities Co Ltd	33
6,509		Western Superconducting Technologies Co Ltd	99
305,000		Wharf Holdings Ltd	937
11,300		Will Semiconductor Ltd	551
16,100		Wingtech Technology Co Ltd	327
17,050		Winning Health Technology Group Co Ltd	45
768,000		Winteam Pharmaceutical Group Ltd	509
74,600		Wuchan Zhongda Group Co Ltd	69
24,928		Wuhan Guide Infrared Co Ltd	95
27,900		Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co Ltd	118
30,300		Wuhu Token Science Co Ltd	63
51,835		Wuliangye Yibin Co Ltd	1,811
17,650		WUS Printed Circuit Kunshan Co Ltd	46
13,216		WuXi AppTec Co Ltd	246
29,185	g	WuXi AppTec Co Ltd (Hong Kong)	504
9,379,850	*,g	Wuxi Biologics Cayman, Inc	111,047
10,700		Wuxi Lead Intelligent Equipment Co Ltd	125
3,600		Wuxi Shangji Automation Co Ltd	94
102,300		XCMG Construction Machinery Co Ltd	96
81,100		Xiamen C & D, Inc	115
3,700		Xiamen Faratronic Co Ltd	135
8,500		Xiamen Intretech, Inc	45
20,600		Xiamen Tungsten Co Ltd	73
1,196,600	*,g	Xiaomi Corp	2,901
53,800		Xinjiang Goldwind Science & Technology Co Ltd	139
184,600		Xinjiang Goldwind Science & Technology Co Ltd (Hong Kong)	360
43,800		Xinjiang Zhongtai Chemical Co Ltd	66
916,863		Xinyi Solar Holdings Ltd	1,557
77,389	*	XPeng, Inc (ADR)	3,895
250,000	g	Yadea Group Holdings Ltd	487
5,760		Yantai Eddie Precision Machinery Co Ltd	29
269

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
18,400		Yantai Jereh Oilfield Services Group Co Ltd	$116
374,000	e	Yanzhou Coal Mining Co Ltd	743
40,700		Yanzhou Coal Mining Co Ltd (Class A)	151
11,150		Yealink Network Technology Corp Ltd	143
8,282		Yifeng Pharmacy Chain Co Ltd	72
104,000	e	Yihai International Holding Ltd	481
18,900		Yihai Kerry Arawana Holdings Co Ltd	187
29,420		Yintai Gold Co Ltd	41
141,000		Yonghui Superstores Co Ltd	90
5,700		YongXing Special Materials Technology Co Ltd	133
14,559		Yonyou Network Technology Co Ltd	82
37,700		Youngor Group Co Ltd	41
3,700	*	Youngy Co Ltd	76
17,300		YTO Express Group Co Ltd	45
18,700	*	Yuan Longping High-tech Agriculture Co Ltd	68
342,200		Yuexiu Property Co Ltd	302
334,948		Yum China Holdings, Inc	16,694
15,080		Yunda Holding Co Ltd	48
35,000	*	Yunnan Aluminium Co Ltd	62
6,500		Yunnan Baiyao Group Co Ltd	107
11,708		Yunnan Energy New Material Co Ltd	459
22,600	*	Yunnan Tin Co Ltd	70
22,478	*	Zai Lab Ltd (ADR)	1,413
3,000		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	206
72,900		Zhefu Holding Group Co Ltd	81
101,320	*	Zhejiang Century Huatong Group Co Ltd	134
19,500		Zhejiang China Commodities City Group Co Ltd	15
31,100		Zhejiang Chint Electrics Co Ltd	263
40,000		Zhejiang Dahua Technology Co Ltd	147
6,060		Zhejiang Dingli Machinery Co Ltd	76
152,000		Zhejiang Expressway Co Ltd	135
4,766		Zhejiang HangKe Technology, Inc Co	80
6,150		Zhejiang Huahai Pharmaceutical Co Ltd	21
15,610		Zhejiang Huayou Cobalt Co Ltd	270
16,800		Zhejiang Jingsheng Mechanical & Electrical Co Ltd	183
5,000		Zhejiang Jiuzhou Pharmaceutical Co Ltd	44
47,900		Zhejiang Juhua Co Ltd	97
47,000		Zhejiang Longsheng Group Co Ltd	93
13,920		Zhejiang NHU Co Ltd	68
47,290		Zhejiang Sanhua Intelligent Controls Co Ltd	188
19,800		Zhejiang Satellite Petrochemical Co Ltd	125
270

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
24,300		Zhejiang Semir Garment Co Ltd	$29
7,500		Zhejiang Supor Co Ltd	73
16,500		Zhejiang Weiming Environment Protection Co Ltd	95
21,100		Zhejiang Weixing New Building Materials Co Ltd	81
4,300		Zhejiang Wolwo Bio-Pharmaceutical Co Ltd	39
12,500	*	Zhejiang Yongtai Technology Co Ltd	100
18,000		Zhengzhou Yutong Bus Co Ltd	31
16,000		Zheshang Securities Co Ltd	33
38,300	*,e,g	ZhongAn Online P&C Insurance Co Ltd	133
6,800		Zhongji Innolight Co Ltd	45
126,500		Zhongsheng Group Holdings Ltd	987
67,400		Zhongtai Securities Co Ltd	106
48,300		Zhuzhou CSR Times Electric Co Ltd	280
4,900		Zhuzhou Hongda Electronics Corp Ltd	77
32,500		Zhuzhou Kibing Group Co Ltd	87
42,400		Zibo Qixiang Tengda Chemical Co Ltd	70
1,292,000		Zijin Mining Group Co Ltd	1,543
281,500		Zijin Mining Group Co Ltd (Class A)	430
122,400		Zoomlion Heavy Industry Science and Technology Co Ltd	77
91,600		Zoomlion Heavy Industry Science and Technology Co Ltd	103
56,300		ZTE Corp	296
65,400		ZTE Corp (Class H)	179
231,167		ZTO Express Cayman, Inc (ADR)	6,524
		TOTAL CHINA	1,056,679

COLOMBIA - 0.0%
17,048		BanColombia S.A.	146
95,223		BanColombia S.A. (Preference)	749
1,423,265		Ecopetrol S.A.	940
17,248		Grupo de Inversiones Suramericana S.A.	127
92,792		Interconexion Electrica S.A.	511
		TOTAL COLOMBIA	2,473

CZECH REPUBLIC - 0.0%
38,502		CEZ AS	1,457
6,808		Komercni Banka AS	291
30,196	g	Moneta Money Bank AS	130
		TOTAL CZECH REPUBLIC	1,878

DENMARK - 0.5%
102,764		Carlsberg AS (Class B)	17,742
72,932		Coloplast AS	12,841
33,212	*	Genmab AS	13,257
709,535		Novo Nordisk AS	79,699
271

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
80,896	g	Orsted AS	$10,360
		TOTAL DENMARK	133,899

EGYPT - 0.0%
139,717	*	Commercial International Bank	470
262,432		Eastern Tobacco	179
114,322	*	Fawry for Banking & Payment Technology Services SAE	94
		TOTAL EGYPT	743

FINLAND - 0.3%
91,213		Cargotec Corp (B Shares)	4,552
93,174		Neste Oil Oyj	4,586
3,799,179		Nordea Bank Abp	46,548
878,674		Nordea Bank Abp	10,718
390,270		Sampo Oyj (A Shares)	19,532
90,800		Stora Enso Oyj (R Shares)	1,667
144,479		UPM-Kymmene Oyj	5,497
		TOTAL FINLAND	93,100

FRANCE - 3.6%
363,497	*	Accor S.A.	11,782
52,140		Air Liquide	9,093
1,009,414	*	Airbus SE	129,148
1,129,963		BNP Paribas S.A.	78,127
585,052		Cap Gemini S.A.	143,385
572,716		Compagnie de Saint-Gobain	40,289
724,254		Credit Agricole S.A.	10,326
304,998		Danone	18,958
1,456,600		Dassault Systemes SE	86,442
116,535		Electricite de France	1,371
375,424		Engie S.A.	5,558
256,336		Essilor International S.A.	54,568
7,318		Gecina S.A.	1,024
9,870		Icade	710
135,672		Kering	108,857
174,895		L’Oreal S.A.	83,392
58,031		LVMH Moet Hennessy Louis Vuitton S.A.	47,959
115,676	e	Michelin (C.G.D.E.) (Class B)	18,946
378,319		Orange S. A.	4,041
9,880	e	Pernod-Ricard S.A.	2,377
176,475		Sanofi-Aventis	17,708
16,993		Sartorius Stedim Biotech	9,333
78,332		Suez Environnement S.A.	1,767
139,246		Teleperformance	62,254
264,076		Total S.A.	13,441
272

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,029,583		Valeo S.A.	$31,048
126,853		Veolia Environnement	4,659
1,797,523		Vivendi Universal S.A.	24,315
		TOTAL FRANCE	1,020,878

GERMANY - 2.1%
68,831		Adidas-Salomon AG.	19,820
47,729		Allianz AG.	11,257
549,091		Aroundtown S.A.	3,312
229,928		Bayer AG.	12,279
243,715		Beiersdorf AG.	24,982
744,520	*	Borussia Dortmund GmbH & Co KGaA	3,669
123,542		Deutsche Annington Immobilien SE	6,808
98,494		Deutsche Boerse AG.	16,446
727,369		Deutsche Telekom AG.	13,440
463,889		E.ON AG.	6,447
651,747		HeidelbergCement AG.	44,108
231,991	*	HelloFresh SE	17,779
41,272		Henkel KGaA	3,217
2,508,232		Infineon Technologies AG.	115,475
12,809		LEG Immobilien AG.	1,786
51,864		Merck KGaA	13,342
1,100	*	OSRAM Licht AG.	71
745,419	*	Paion AG.	1,019
2,177,646		RWE AG.	88,231
986,460		Siemens AG.	170,858
295,856	g	Siemens Healthineers AG.	22,059
		TOTAL GERMANY	596,405

GREECE - 0.0%
504,716	*	Alpha Bank AE	618
575,754	*	Eurobank Ergasias S.A.	583
5,760	*,†	FF Group	0	^
50,909		Hellenic Telecommunications Organization S.A.	940
23,251		JUMBO S.A.	334
43,625		OPAP S.A.	618
44,505	*	Public Power Corp	478
		TOTAL GREECE	3,571

HONG KONG - 0.3%
2,645,100		AIA Group Ltd	26,697
2,710,000	*	Alibaba Pictures Group Ltd	247
287,000		Bank of East Asia Ltd	412
229,000	*,e	Cathay Pacific Airways Ltd	188
1,088,000	*	China Youzan Ltd	75
273

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
113,730		CK Infrastructure Holdings Ltd	$725
354,500		CLP Holdings Ltd	3,582
731,000		Hang Lung Properties Ltd	1,504
167,300		Hang Seng Bank Ltd	3,064
274,000		Henderson Land Development Co Ltd	1,169
2,259,806		Hong Kong & China Gas Ltd	3,525
262,212		Hong Kong Electric Holdings Ltd	1,634
263,582		Hong Kong Exchanges and Clearing Ltd	15,415
457,500		Hongkong Land Holdings Ltd	2,379
204,000	e	Huabao International Holdings Ltd	377
223,000		Kingboard Laminates Holdings Ltd	379
274,500		Link REIT	2,418
1,536,546	*	Melco Crown Entertainment Ltd (ADR)	15,642
320,000		New World Development Co Ltd	1,267
395,000		Nine Dragons Paper Holdings Ltd	424
863,250		Sino Biopharmaceutical	606
277,000	e	Sun Hung Kai Properties Ltd	3,361
80,000	e	Vinda International Holdings Ltd	195
227,000		Wharf Real Estate Investment Co Ltd	1,153
		TOTAL HONG KONG	86,438

HUNGARY - 0.0%
107,799		MOL Hungarian Oil & Gas plc	836
143,061	*	OTP Bank	7,295
51,242		Richter Gedeon Rt	1,378
		TOTAL HUNGARY	9,509

INDIA - 0.8%
59,643		Adani Enterprises Ltd	1,367
60,604		Adani Gas Ltd	1,404
84,492	*	Adani Green Energy Ltd	1,508
114,776		Adani Ports & Special Economic Zone Ltd	1,123
60,401	*	Adani Transmissions Ltd	1,415
153,648		Ambuja Cements Ltd	778
32,327		Apollo Hospitals Enterprise Ltd	2,176
85,042		Asian Paints Ltd	3,864
16,895		Associated Cement Co Ltd	502
22,434		Aurobindo Pharma Ltd	221
35,801	*,g	Avenue Supermarts Ltd	2,246
522,752	*	Axis Bank Ltd	4,750
61,350		Bajaj Finance Ltd	5,730
3,153		Bajaj Finserv Ltd	693
15,337		Bajaj Holdings and Investment Ltd	668
18,900		Balkrishna Industries Ltd	589
274

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
52,624	g	Bandhan Bank Ltd	$178
52,067		Berger Paints India Ltd	540
278,855		Bharat Electronics Ltd	785
49,712		Bharat Forge Ltd	465
204,651		Bharat Petroleum Corp Ltd	1,058
543,852	*	Bharti Airtel Ltd	4,995
91,015	*	Biocon Ltd	445
24,156		Britannia Industries Ltd	1,169
85,694		Cholamandalam Investment and Finance Co Ltd	598
40,371		Cipla Ltd	512
388,585		Coal India Ltd	762
27,629		Colgate-Palmolive India Ltd	550
53,948		Container Corp Of India Ltd	445
135,758		Dabur India Ltd	1,058
60,070		Divi S Laboratories Ltd	3,775
135,248		DLF Ltd	707
29,023		Dr Reddy’s Laboratories Ltd	1,912
30,359		Eicher Motors Ltd	1,055
366,037		GAIL India Ltd	634
78,468	*	Godrej Consumer Products Ltd	1,020
26,871	*	Godrej Properties Ltd	675
58,316		Grasim Industries Ltd	1,268
51,319		Havells India Ltd	963
91,454		HCL Technologies Ltd	1,618
4,711	g	HDFC Asset Management Co Ltd	155
197,476	g	HDFC Life Insurance Co Ltd	1,721
26,714		Hero Honda Motors Ltd	882
347,474		Hindalco Industries Ltd	2,210
182,848		Hindustan Lever Ltd	5,788
161,084		Hindustan Petroleum Corp Ltd	632
310,444		Housing Development Finance Corp	10,741
1,758,699		ICICI Bank Ltd	17,483
48,154	g	ICICI Lombard General Insurance Co Ltd	906
78,150	g	ICICI Prudential Life Insurance Co Ltd	588
492,727		Indian Oil Corp Ltd	737
52,579		Indian Railway Catering & Tourism Corp Ltd	586
64,073		Indraprastha Gas Ltd	404
147,022		Indus Towers Ltd	490
17,060		Info Edge India Ltd	1,277
896,658		Infosys Technologies Ltd	22,709
19,953	*,g	InterGlobe Aviation Ltd	541
49,543		Ipca Laboratories Ltd	1,442
275

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
667,738		ITC Ltd	$1,954
183,917		JSW Steel Ltd	1,616
17,472		Jubilant Foodworks Ltd	841
46,385		Kotak Mahindra Bank Ltd	1,117
11,590	g	Larsen & Toubro Infotech Ltd	1,140
153,068		Larsen & Toubro Ltd	3,888
19,041		Lupin Ltd	243
192,929		Mahindra & Mahindra Ltd	2,165
114,688		Marico Ltd	790
30,398		Maruti Suzuki India Ltd	3,026
204,243		MindTree Ltd	13,104
277,038		Motherson Sumi Systems Ltd	828
19,021		Mphasis Ltd	867
429		MRF Ltd	423
9,618		Muthoot Finance Ltd	193
7,467		Nestle India Ltd	1,976
1,102,908		NTPC Ltd	1,840
1,272		Page Industries Ltd	690
186,459		Petronet LNG Ltd	541
18,522		PI Industries Ltd	754
33,259		Pidilite Industries Ltd	1,100
59,276		Piramal Healthcare Ltd	2,102
711,902		Power Grid Corp of India Ltd	1,954
628,614		Reliance Industries Ltd	19,969
51,804	*	SBI Cards & Payment Services Ltd	646
99,120	g	SBI Life Insurance Co Ltd	1,589
261,768		Sesa Sterlite Ltd	1,197
2,362		Shree Cement Ltd	855
17,608		Shriram Transport Finance Co Ltd	287
15,373		Siemens India Ltd	487
32,058		SRF Ltd	1,042
1,015,292		State Bank of India	6,265
271,363		Sun Pharmaceutical Industries Ltd	3,083
174,222		Tata Consultancy Services Ltd	8,738
372,367	*	Tata Motors Ltd	2,400
327,370		Tata Power Co Ltd	970
159,742		Tata Steel Ltd	2,375
130,531		Tata Tea Ltd	1,302
53,870		Tech Mahindra Ltd	1,293
78,520		Titan Industries Ltd	2,656
11,417		Torrent Pharmaceuticals Ltd	504
38,396		Trent Ltd	548
22,217		Ultra Tech Cement Ltd	2,263
276

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
65,372	*	United Spirits Ltd	$788
108,962		UPL Ltd	1,091
115,148		Wipro Ltd	1,103
911,639	*	Yes Bank Ltd	168
352,766	*	Zomato Ltd	652
		TOTAL INDIA	230,936

INDONESIA - 0.1%
3,608,000		Adaro Energy Tbk	572
4,470,800		Astra International Tbk PT	1,789
13,091,000		Bank Central Asia Tbk PT	6,705
2,700,000	*	Bank Jago Tbk PT	3,028
74,257,193		Bank Rakyat Indonesia	21,381
501,700		Indofood CBP Sukses Makmur Tbk	306
4,569,000		Kalbe Farma Tbk PT	518
2,420,400	*	Merdeka Copper Gold Tbk PT	663
1,803,600		PT Aneka Tambang Tbk	285
1,532,347		PT Bank Mandiri Persero Tbk	757
612,400		PT Bank Negara Indonesia	289
5,820,800		PT Barito Pacific Tbk	349
1,617,800		PT Charoen Pokphand Indonesia Tbk	674
106,900		PT Gudang Garam Tbk	230
593,300		PT Indah Kiat Pulp and Paper Corp Tbk	326
342,400		PT Indocement Tunggal Prakarsa Tbk	291
956,000		PT Indofood Sukses Makmur Tbk	425
657,100		PT Semen Gresik Persero Tbk	334
1,676,000		PT Unilever Indonesia Tbk	483
382,100		PT United Tractors Tbk	593
5,326,200		Sarana Menara Nusantara Tbk PT	420
4,240,700		Telkom Indonesia Persero Tbk PT	1,210
1,773,300		Tower Bersama Infrastructure	367
		TOTAL INDONESIA	41,995

IRELAND - 0.7%
6,354,092	*	AIB Group plc	15,481
3,139,804	*	Bank of Ireland Group plc	17,782
1,395,374		CRH plc	73,871
175,852	*	Flutter Entertainment plc	28,133
9,945,620		Hibernia REIT plc	14,720
16,242		Kerry Group plc (Class A)	2,095
509,386		Keywords Studios plc	20,285
28,918	*	Prothena Corp plc	1,429
462,226		Smurfit Kappa Group plc	25,476
		TOTAL IRELAND	199,272
277

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
ISRAEL - 0.2%
248,458		Bank Hapoalim Ltd	$2,557
317,906		Bank Leumi Le-Israel	3,410
254,695		Israel Discount Bank Ltd	1,710
248,879	*	Kornit Digital Ltd	37,892
30,678		Mizrahi Tefahot Bank Ltd	1,181
		TOTAL ISRAEL	46,750

ITALY - 0.9%
394,415		Amplifon S.p.A.	21,223
3,422,452		Davide Campari-Milano NV	49,941
43,066		DiaSorin S.p.A.	8,193
8,587,776		Enel S.p.A.	68,669
121,505		Ferrari NV	31,276
2,884,497		Intesa Sanpaolo S.p.A.	7,451
653,294		Moncler S.p.A	47,212
2,015,681		Prada S.p.A	12,907
		TOTAL ITALY	246,872

JAPAN - 5.5%
87,300		Acom Co Ltd	251
316		Activia Properties Inc	1,142
300		Aeon Mall Co Ltd	4
343,600		Aisin Seiki Co Ltd	13,183
10,508	*	All Nippon Airways Co Ltd	220
25,800	e	Aozora Bank Ltd	564
205,100		Asahi Intecc Co Ltd	4,406
241,979		Asahi Kasei Corp	2,280
463,100		Astellas Pharma, Inc	7,537
12,500		Bank of Kyoto Ltd	579
39,000		BayCurrent Consulting, Inc	15,032
416,700		Benefit One, Inc	17,903
71,437		Central Japan Railway Co	9,506
115,900		Chiba Bank Ltd	663
162,800		Chubu Electric Power Co, Inc	1,720
224,900		Concordia Financial Group Ltd	817
76,500		Daifuku Co Ltd	6,256
235,900		Dai-ichi Mutual Life Insurance Co	4,758
2,027,291		Daiichi Sankyo Co Ltd	51,597
83,331		Daikin Industries Ltd	18,876
6,800		Daito Trust Construction Co Ltd	780
313		Daiwa House REIT Investment Corp	948
316,000		Daiwa Securities Group, Inc	1,783
149,386		East Japan Railway Co	9,184
582,900		ENEOS Holdings, Inc	2,178
278

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
272,200	*	Fanuc Ltd	$57,859
6,900		Fast Retailing Co Ltd	3,922
37,600		Fukuoka Financial Group, Inc	644
147,099		GMO Payment Gateway, Inc	18,318
271,600	*	Hitachi Construction Machinery Co Ltd	7,848
1,986,164	*	Hitachi Ltd	107,597
38,585	*	Hitachi Metals Ltd	715
150,700		Hulic Co Ltd	1,433
729		Hulic Reit, Inc	1,097
40,537		Idemitsu Kosan Co Ltd	1,034
6,386,100		Infomart Corp	51,926
179,174		Inpex Holdings, Inc	1,558
8		Invincible Investment Corp	3
142,200		IR Japan Holdings Ltd	8,482
715,800		Japan Elevator Service Holdings Co Ltd	13,371
88,500		Japan Post Bank Co Ltd	811
344,700		Japan Post Holdings Co Ltd	2,685
49,200		Japan Post Insurance Co Ltd	790
4		Japan Retail Fund Investment Corp	3
220,440		Japan Tobacco, Inc	4,451
98,309		JFE Holdings, Inc	1,254
471,600		JGC Corp	3,940
37,273		JSR Corp	1,417
314,700		Kansai Electric Power Co, Inc	2,942
39,101		Kansai Paint Co Ltd	850
107,200		Kao Corp	5,615
343,200		KDDI Corp	10,036
64		Kenedix Realty Investment Corp	396
159,900		Keyence Corp	100,538
202,900		Mebuki Financial Group Inc	418
269,101		Mitsubishi Chemical Holdings Corp	1,996
355,673		Mitsubishi Estate Co Ltd	4,934
34,400		Mitsubishi Gas Chemical Co, Inc	583
2,674,700		Mitsubishi UFJ Financial Group, Inc	14,556
88,100		Mitsubishi UFJ Lease & Finance Co Ltd	436
864,000		Mitsui & Co Ltd	20,475
35,201		Mitsui Chemicals, Inc	946
6,750		Mitsui Fudosan Co Ltd	134
1,173		Mitsui Fudosan Logistics Park, Inc	6,577
527,800		Mizuho Financial Group, Inc	6,704
1,211,550		MonotaRO Co Ltd	21,791
276		Mori Hills REIT Investment Corp	375
97,300		MS&AD Insurance Group Holdings Inc	2,996

279

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
176,061		Nintendo Co Ltd	$82,371
151,600		Nippon Paint Co Ltd	1,656
144,901		Nippon Steel Corp	2,367
267,800		Nippon Telegraph & Telephone Corp	7,324
23,039		Nissan Chemical Industries Ltd	1,340
31,000		Nitto Denko Corp	2,395
688,000	*	Nomura Holdings, Inc	2,997
750		Nomura Real Estate Master Fund, Inc	1,056
153,695		OJI Paper Co Ltd	745
137,511		Omron Corp	13,703
35,500		Oriental Land Co Ltd	5,986
287,400		ORIX Corp	5,865
507		Orix JREIT, Inc	793
111,400		Osaka Securities Exchange Co Ltd	2,441
331,400		Paltac Corp	13,657
479,600		Panasonic Corp	5,272
2,772,600		Recruit Holdings Co Ltd	168,728
457,600		Resona Holdings, Inc	1,778
51,600	*	SBI Holdings, Inc	1,407
134,200		Sekisui House Ltd	2,887
108,700		Seven & I Holdings Co Ltd	4,781
129,000		Seven Bank Ltd	267
99,498	*	SHIFT, Inc	20,521
33,900	*	Shinsei Bank Ltd	551
23,100		Shiseido Co Ltd	1,289
91,100	e	Shizuoka Bank Ltd	650
454,300		SMS Co Ltd	17,866
73,400		Sompo Holdings, Inc	3,096
2,070,265		Sony Corp	261,429
3,200		Star Asia Investment Corp	1,759
302,200		Sumitomo Chemical Co Ltd	1,425
82,901		Sumitomo Heavy Industries Ltd	2,012
46,900		Sumitomo Metal Mining Co Ltd	1,776
1,570,501		Sumitomo Mitsui Financial Group, Inc	53,628
73,900		Sumitomo Mitsui Trust Holdings, Inc	2,471
20		Sumitomo Realty & Development Co Ltd	1
80,800		Sysmex Corp	10,907
117,600		T&D Holdings, Inc	1,502
22,582		Taiyo Nippon Sanso Corp	494
605,397		TechnoPro Holdings, Inc	18,352
207,800		Terumo Corp	8,778
138,100		Tokio Marine Holdings, Inc	7,688
9,300		Tokyo Century Corp	451
280

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
323,700	*	Tokyo Electric Power Co, Inc	$837
170,700		Tokyo Gas Co Ltd	3,064
244,500		Tokyo Tatemono Co Ltd	3,576
276,901		Toray Industries, Inc	1,641
55,421		Tosoh Corp	823
8,140,410	*	Toyota Motor Corp	150,456
465		United Urban Investment Corp	547
		TOTAL JAPAN	1,574,029

KOREA, REPUBLIC OF - 1.4%
2,126	*	Alteogen, Inc	135
7,115	*	Amorepacific Corp	999
1,871	*	BGF retail Co Ltd	229
7,362		Celltrion Healthcare Co Ltd	496
1,229	*	Celltrion Pharm Inc	128
21,751		Celltrion, Inc	3,621
14,910	*	Cheil Communications, Inc	286
1,784	*	CJ CheilJedang Corp	581
3,252	*	CJ Corp	228
2,443	*	CJ O Shopping Co Ltd	285
11,859	*	Coway Co Ltd	743
10,445	*	Dongbu Insurance Co Ltd	474
10,713	*	Doosan Bobcat, Inc	367
25,437	*	Doosan Heavy Industries and Construction Co Ltd	436
3,790	*	DuzonBIzon Co Ltd	232
2,400		Ecopro BM Co Ltd	1,008
4,376		E-Mart Co Ltd	555
765	*	F&F Co Ltd	607
6,611	*	Fila Korea Ltd	199
1,231	*	Green Cross Corp	225
4,921	*	GS Engineering & Construction Corp	164
10,591	*	GS Holdings Corp	348
70,187		Hana Financial Group, Inc	2,480
15,896	*	Hankook Tire Co Ltd	531
614	*	Hanmi Pharm Co Ltd	142
40,358		Hanon Systems	456
26,443	*	Hanwha Chemical Corp	789
19,420	*	HLB, Inc	568
3,845	*	Honam Petrochemical Corp	701
6,831	*	Hotel Shilla Co Ltd	448
3,548	*	HYBE Co Ltd	1,039
290,832		Hynix Semiconductor, Inc	31,943
6,931	*	Hyundai Engineering & Construction Co Ltd	259
281

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
4,080	*	Hyundai Glovis Co Ltd	$575
3,313	*	Hyundai Heavy Industries	263
20,937	*	Hyundai Merchant Marine Co Ltd	474
14,787		Hyundai Mobis	3,161
30,855		Hyundai Motor Co	5,416
7,933		Hyundai Motor Co Ltd (2nd Preference)	673
5,033		Hyundai Motor Co Ltd (Preference)	416
4,407		Hyundai Robotics Co Ltd	199
19,159	*	Hyundai Steel Co	660
5,007	*	Iljin Materials Co Ltd	567
20,853		Industrial Bank of Korea	180
25,890		Kakao Corp	2,445
6,495	*	Kakao Games Corp	496
308,496	*,e	KakaoBank Corp	15,311
20,925	*	Kangwon Land, Inc	423
199,654		KB Financial Group, Inc	9,233
58,220	*	Kia Motors Corp	4,018
19,063	*	Korea Aerospace Industries Ltd	519
23,725		Korea Electric Power Corp	441
1,977	*	Korea Express Co Ltd	209
3,222	*	Korea Investment Holdings Co Ltd	218
1,467	*	Korea Kumho Petrochemical	205
1,842	*	Korea Zinc Co Ltd	793
14,125	*	Korean Air Lines Co Ltd	348
4,807	*,e,g	Krafton, Inc	1,858
25,849		KT&G Corp	1,717
4,913		L&F Co Ltd	914
115,700	*	LG Chem Ltd	59,812
1,702	*	LG Chem Ltd (Preference)	411
18,790	*	LG Corp	1,279
19,684	*	LG Display Co Ltd	406
8,880		LG Electronics, Inc	1,028
2,063	*	LG Household & Health Care Ltd	1,904
469	*	LG Household & Health Care Ltd (Preference)	243
1,162	*	LG Innotek Co Ltd	355
18,972		LG Telecom Ltd	216
2,730	*	Lotte Shopping Co Ltd	200
24,310	*	Meritz Securities Co Ltd	105
21,098	*	Mirae Asset Daewoo Co Ltd	153
19,239	*	Naver Corp	6,107
1,368	*	NCsoft	739
1,828	*,g	Netmarble Corp	192
282

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
5,000	*	Orion Corp/Republic of Korea	$435
6,444	*	Pacific Corp	240
21,826	*	Pan Ocean Co Ltd	99
2,544	*	Pearl Abyss Corp	296
16,694		POSCO	3,871
6,641	*	POSCO Refractories & Environment Co Ltd	803
3,947	*	S1 Corp (Korea)	246
5,439	*,g	Samsung Biologics Co Ltd	4,130
18,589	*	Samsung C&T Corp	1,857
4,596	*	Samsung Electro-Mechanics Co Ltd	762
2,815,556		Samsung Electronics Co Ltd	184,911
68,697		Samsung Electronics Co Ltd (Preference)	4,107
12,291	*	Samsung Engineering Co Ltd	236
6,854	*	Samsung Fire & Marine Insurance Co Ltd	1,164
51,579	*	Samsung Heavy Industries Co Ltd	246
15,337		Samsung Life Insurance Co Ltd	826
4,594		Samsung SDI Co Ltd	2,527
2,864	*	Samsung SDS Co Ltd	376
4,996	*	Samsung Securities Co Ltd	188
7,815	*	SD Biosensor, Inc	368
25,929		Seegene, Inc	1,331
2,617	*	Shin Poong Pharmaceutical Co Ltd	70
102,286		Shinhan Financial Group Co Ltd	3,161
1,004		Shinsegae Co Ltd	214
4,422	*	SK Biopharmaceuticals Co Ltd	361
5,086	*	SK Bioscience Co Ltd	963
2,419	*	SK Chemicals Co Ltd	303
9,580		SK Holdings Co Ltd	2,020
3,845	*,g	SK IE Technology Co Ltd	543
11,318	*	SK Innovation Co Ltd	2,266
3,714	*	SK Square Co Ltd	207
2,153		SK Telecom Co Ltd	105
4,447	*	SKC Co Ltd	650
10,853		S-Oil Corp	780
42,684		Woori Financial Group, Inc	455
11,674	*	Woori Investment & Securities Co Ltd	123
4,163	*	Yuhan Corp	218
		TOTAL KOREA, REPUBLIC OF	398,042

KUWAIT - 0.0%
274,011		Agility Public Warehousing Co KSC	855
86,004	*	Boubyan Bank KSCP	225
384,090		Kuwait Finance House	1,057
283

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
126,346		Mabanee Co KPSC	$331
526,153		Mobile Telecommunications Co KSC	1,036
1,675,411		National Bank of Kuwait SAKP	5,524
		TOTAL KUWAIT	9,028

LUXEMBOURG - 0.1%
911,880		ArcelorMittal	29,252
10,958		Reinet Investments S.C.A	197
		TOTAL LUXEMBOURG	29,449

MACAU - 0.0%
300,000	*	Galaxy Entertainment Group Ltd	1,556
		TOTAL MACAU	1,556

MALAYSIA - 0.1%
155,700	*	AMMB Holdings BHD	119
223,343		Axiata Group Bhd	223
543,767		Bumiputra-Commerce Holdings BHD	711
927,000		Dialog Group BHD	583
259,800		Digi.Com BHD	272
23,500		Fraser & Neave Holdings BHD	140
474,800		Genting BHD	532
659,300		Genting Malaysia BHD	455
118,500		HAP Seng Consolidated BHD	219
135,600		Hartalega Holdings BHD	187
51,300		Hong Leong Bank BHD	229
15,000		Hong Leong Credit BHD	62
854,300		IHH Healthcare BHD	1,505
631,900		Inari Amertron BHD	605
537,800		IOI Corp BHD	481
93,630		Kuala Lumpur Kepong BHD	490
395,078		Malayan Banking BHD	787
233,100	*	Malaysia Airports Holdings BHD	335
186,000		Maxis BHD	217
352,200		MISC BHD	595
17,300		Nestle Malaysia BHD	557
535,100		Petronas Chemicals Group BHD	1,146
73,100		Petronas Dagangan BHD	361
225,400		Petronas Gas BHD	974
138,380		PPB Group BHD	568
669,000		Press Metal BHD	928
3,370,200		Public Bank BHD	3,364
168,050		QL Resources BHD	184
149,362		RHB Capital BHD	192
627,400		Sime Darby BHD	350
284

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
375,800		Sime Darby Plantation BHD	$339
1,153	*	SP Setia BHD	0	^
98,700		Telekom Malaysia BHD	130
536,300		Tenaga Nasional BHD	1,202
423,200		Top Glove Corp BHD	263
196,100		Westports Holdings BHD	191
		TOTAL MALAYSIA	19,496

MEXICO - 0.1%
651,700		Alfa S.A. de C.V. (Class A)	478
7,549,600		America Movil S.A.B. de C.V.	7,997
93,500		Becle SAB de C.V.	235
3,332,394	*	Cemex S.A. de C.V.	2,277
122,755		Coca-Cola Femsa SAB de C.V.	670
101,400		Embotelladoras Arca SAB de C.V.	646
708,700		Fibra Uno Administracion S.A. de C.V.	749
431,300		Fomento Economico Mexicano S.A. de C.V.	3,356
47,200		Gruma SAB de C.V.	605
80,600		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	1,111
45,865		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	947
336,700		Grupo Bimbo S.A. de C.V. (Series A)	1,036
108,000		Grupo Carso S.A. de C.V. (Series A1)	349
622,300		Grupo Financiero Banorte S.A. de C.V.	4,043
178,927	*	Grupo Financiero Inbursa S.A.	214
673,400		Grupo Mexico S.A. de C.V. (Series B)	2,937
522,100		Grupo Televisa S.A.	983
31,295		Industrias Penoles S.A. de C.V.	360
359,500		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	544
73,400		Megacable Holdings SAB de C.V.	250
225,800		Orbia Advance Corp SAB de C.V.	576
48,670		Promotora y Operadora de Infraestructura SAB de C.V.	380
238,400	e	Telesites SAB de C.V.	244
1,160,800		Wal-Mart de Mexico SAB de C.V.	4,314
		TOTAL MEXICO	35,301

NETHERLANDS - 2.2%
31,802	*,g	Adyen NV	83,480
3,451	*	Argenx SE	1,239
23,304	*	Argenx SE	8,287
296,159		ASML Holding NV	237,229
121,345	g	Euronext NV	12,615
62,367		Heineken NV	7,019
13,642,422		ING Groep NV	189,671
285

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
272,224		Koninklijke Ahold Delhaize NV	$9,342
667,227		Koninklijke KPN NV	2,074
911,290		Royal Dutch Shell plc (A Shares)	19,970
216,607		Royal Dutch Shell plc (B Shares)	4,756
1,797,523		Universal Music Group NV	50,712
		TOTAL NETHERLANDS	626,394

NEW ZEALAND - 0.0%
387,651		Fisher & Paykel Healthcare Corp	8,685
		TOTAL NEW ZEALAND	8,685

NORWAY - 0.6%
1,178,178	e	Aker BP ASA	36,227
674,182	*,e	Aker Carbon Capture AS.	2,096
4,317,509		Equinor ASA	114,324
193,118		Gjensidige Forsikring BA	4,685
2,371,153		Norsk Hydro ASA	18,658
		TOTAL NORWAY	175,990

PERU - 0.0%
51,600	*,e	Cia de Minas Buenaventura S.A. (ADR) (Series B)	378
16,000		Credicorp Ltd	1,953
19,021		Southern Copper Corp	1,174
		TOTAL PERU	3,505

PHILIPPINES - 0.1%
433,780		Aboitiz Equity Ventures, Inc	463
1,975,600		AC Energy Corp	426
22,920		Ayala Corp	374
1,749,870		Ayala Land, Inc	1,259
149,880		Bank of the Philippine Islands	271
162,040		BDO Unibank, Inc	383
2,505		Globe Telecom, Inc	163
21,224		GT Capital Holdings, Inc	225
226,290		International Container Term Services, Inc	888
628,205		JG Summit Holdings (Series B)	652
95,060		Jollibee Foods Corp	403
54,560		Manila Electric Co	316
914,900		Metro Pacific Investments Corp	70
156,263		Metropolitan Bank & Trust	171
996,200	*,g	Monde Nissin Corp	317
6,430		PLDT, Inc	229
5,826,950		Robinsons Retail Holdings, Inc	7,473
19,520		SM Investments Corp	361
2,215,100		SM Prime Holdings	1,472
286

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
192,580		Universal Robina	$483
		TOTAL PHILIPPINES	16,399

POLAND - 0.1%
338,829	*,g	Allegro.eu S.A.	3,262
15,706		Bank Pekao S.A.	474
3,045		Bank Zachodni WBK S.A.	261
1,210	*	BRE Bank S.A.	129
5,670		CD Projekt Red S.A.	270
53,825		Cyfrowy Polsat S.A.	464
10,540	*,g	Dino Polska S.A.	961
187,188	*	InPost S.A.	2,259
28,114		KGHM Polska Miedz S.A.	976
239		LPP S.A.	1,020
189,198	*	PGE Polska Grupa Energetyczna S.A.	377
71,608		Polski Koncern Naftowy Orlen S.A.	1,320
435,097		Polskie Gornictwo Naftowe i Gazownictwo S.A.	680
70,409	*	Powszechna Kasa Oszczednosci Bank Polski S.A.	781
130,400		Powszechny Zaklad Ubezpieczen S.A.	1,139
140,211	*	Telekomunikacja Polska S.A.	294
		TOTAL POLAND	14,667

PORTUGAL - 0.1%
2,268,672		Energias de Portugal S.A.	12,462
842,501		Jeronimo Martins SGPS S.A.	19,280
		TOTAL PORTUGAL	31,742

QATAR - 0.0%
470,652		Barwa Real Estate Co	395
160,505		Commercial Bank of Qatar QSC	297
334,601		Industries Qatar QSC	1,423
389,182		Masraf Al Rayan	496
960,766		Mesaieed Petrochemical Holding Co	551
213,770		Ooredoo QSC	412
108,770		Qatar Electricity & Water Co	496
118,581		Qatar Fuel QSC	595
593,199		Qatar Gas Transport Co Ltd	537
56,911		Qatar International Islamic Bank QSC	144
92,301		Qatar Islamic Bank SAQ	465
372,061		Qatar National Bank	2,063
		TOTAL QATAR	7,874

ROMANIA - 0.0%
101,163		NEPI Rockcastle plc	673
		TOTAL ROMANIA	673
287

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
RUSSIA - 0.6%
579,439		Gazprom (ADR)	$5,325
758,416		Gazprom OAO (ADR)	7,003
94,318		LUKOIL PJSC (ADR)	8,470
80,143		Magnit PJSC (GDR)	1,202
24,079	*	Mail.Ru Group Ltd (GDR)	279
139,558		MMC Norilsk Nickel PJSC (ADR)	4,280
109,200		Mobile TeleSystems (ADR)	868
21,018		Novatek PJSC (GDR)	4,922
33,468		Novolipetsk Steel PJSC (GDR)	988
11,600	*,e	Ozon Holdings plc (ADR)	344
32,501		PhosAgro PJSC (GDR)	701
80,279		Polymetal International plc	1,430
12,630		Polyus PJSC (GDR)	1,116
2,528		Polyus PJSC (GDR)	223
285,936	*	Rosneft Oil Co PJSC (GDR)	2,300
3,140,845		Sberbank of Russia (ADR)	49,468
46,814		Severstal (GDR)	1,008
345,774		Surgutneftegaz (ADR) (London)	1,826
57,841		Tatneft PJSC (ADR)	2,378
26,375		TCS Group Holding plc (ADR)	2,224
211,169	*	VTB Bank PJSC (GDR) Tradegate	266
28,945	*	X5 Retail Group NV (GDR)	766
1,353,041	*,e	Yandex NV	81,859
		TOTAL RUSSIA	179,246

SAUDI ARABIA - 0.2%
9,711		Abdullah Al Othaim Markets Co	280
24,543		Advanced Petrochemical Co	460
297,694		Al Rajhi Bank	11,227
81,696		Alinma Bank	520
56,192		Almarai Co JSC	730
47,085		Arab National Bank	287
29,842	*	Bank AlBilad	368
31,292		Bank Al-Jazira	160
128,131		Banque Saudi Fransi	1,610
12,912		Bupa Arabia for Cooperative Insurance Co	452
12,554		Co for Cooperative Insurance	258
66,761	*	Dar Al Arkan Real Estate Development Co	179
38,728		Dr Sulaiman Al Habib Medical Services Group Co	1,663
33,529	*	Emaar Economic City	107
87,064		Etihad Etisalat Co	722
13,070		Jarir Marketing Co	684
288

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
99,093	*	Mobile Telecommunications Co Saudi Arabia	$317
10,681		Mouwasat Medical Services Co	493
758,559		National Commercial Bank	13,012
73,002	*	National Industrialization Co	386
23,454		National Petrochemical Co	249
48,062	*	Rabigh Refining & Petrochemical Co	264
375,385		Riyad Bank	2,710
48,006		SABIC Agri-Nutrients Co	2,254
79,701		Sahara International Petrochemical Co	888
92,300	*	Saudi Arabian Mining Co	1,926
496,969	g	Saudi Arabian Oil Co	4,737
200,029		Saudi Basic Industries Corp	6,169
196,353		Saudi British Bank	1,722
15,160		Saudi Cement Co	221
188,335		Saudi Electricity Co	1,201
47,543		Saudi Industrial Investment Group	394
158,715	*	Saudi Kayan Petrochemical Co	717
133,976		Saudi Telecom Co	4,007
56,925		Savola Group	485
56,361		Yanbu National Petrochemical Co	1,029
		TOTAL SAUDI ARABIA	62,888

SINGAPORE - 0.3%
545,200	e	Ascendas REIT	1,195
17,900	g	BOC Aviation Ltd	131
435,142	*,e	Capitaland Investment Ltd	1,100
67,304		CapitaMall Trust	102
392,600		DBS Group Holdings Ltd	9,509
723,361		Oversea-Chinese Banking Corp	6,122
175,900	e	Singapore Exchange Ltd	1,214
1,677,100	e	Singapore Telecommunications Ltd	2,887
905,140		STMicroelectronics NV	44,510
257,316		United Overseas Bank Ltd	5,139
		TOTAL SINGAPORE	71,909

SOUTH AFRICA - 0.2%
167,335		Absa Group Ltd	1,602
21,000		African Rainbow Minerals Ltd	305
12,095		Anglo American Platinum Ltd	1,380
229,175		Anglo American plc	9,426
31,861		Aspen Pharmacare Holdings Ltd	449
73,565		Bid Corp Ltd	1,507
62,391		Bidvest Group Ltd	742
59,497		Capitec Bank Holdings Ltd	7,616
289

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
52,536		Clicks Group Ltd	$1,040
88,991	*	Discovery Holdings Ltd	802
56,596		Exxaro Resources Ltd	543
1,151,654		FirstRand Ltd	4,394
193,273		Gold Fields Ltd	2,138
784,485		Growthpoint Properties Ltd	757
113,882		Harmony Gold Mining Co Ltd	478
181,777		Impala Platinum Holdings Ltd	2,564
13,042		Kumba Iron Ore Ltd	376
55,060		Mr Price Group Ltd	691
374,429	*	MTN Group Ltd	4,013
81,399		MultiChoice Group Ltd	624
47,651		Naspers Ltd (N Shares)	7,396
39,150		Nedbank Group Ltd	430
78,787	*	Northam Platinum Holdings Ltd	1,036
1,073,392		Old Mutual Ltd	882
106,411	*,g	Pepkor Holdings Ltd	146
64,202		Rand Merchant Investment Holdings Ltd	182
120,806		Remgro Ltd	994
406,106		Sanlam Ltd	1,513
125,655	*	Sasol Ltd	2,057
110,423		Shoprite Holdings Ltd	1,447
618,946		Sibanye Stillwater Ltd	1,925
41,589		Spar Group Ltd	436
298,913		Standard Bank Group Ltd	2,626
36,253		Tiger Brands Ltd	412
142,334		Vodacom Group Pty Ltd	1,201
215,106		Woolworths Holdings Ltd	700
		TOTAL SOUTH AFRICA	64,830

SPAIN - 0.5%
268,723	*	Amadeus IT Holding S.A.	18,183
14,762,232		Banco Bilbao Vizcaya Argentaria S.A.	87,555
2,003,718		Iberdrola S.A.	23,724
297,893		Industria De Diseno Textil S.A.	9,607
108,528	*,†,e	Let’s GOWEX S.A.	1
13,603		Merlin Properties Socimi S.A.	147
64,249	e	Naturgy Energy Group S.A.	2,090
79,628	e	Red Electrica Corp S.A.	1,722
1,089,074	e	Telefonica S.A.	4,722
		TOTAL SPAIN	147,751

SWEDEN - 0.6%
1,162,528		Assa Abloy AB	35,435
290

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
108,999	g	Evolution Gaming Group AB	$15,406
58,567	*	Fastighets AB Balder	4,215
1,829,415		Hexagon AB	28,979
498,177		Intrum Justitia AB	12,836
53,153		Lundin Petroleum AB	1,902
1,548,013		Sandvik AB	43,149
26,406	*,e	SAS AB	4
5,080,479		Swedish Match AB	40,332
		TOTAL SWEDEN	182,258

SWITZERLAND - 2.1%
242,882		Alcon, Inc	21,424
112,416		Cie Financiere Richemont S.A.	16,799
566,342		Credit Suisse Group	5,491
4,339		Givaudan S.A.	22,765
195,551		Lonza Group AG.	162,813
645,150		Nestle S.A.	90,074
188,623		Novartis AG.	16,575
9,150		PSP Swiss Property AG.	1,140
486,423		Roche Holding AG.	201,798
9,738		Sonova Holdings AG	3,806
7,522		Straumann Holding AG.	15,906
9,150		Swiss Prime Site AG.	898
813,579		UBS Group AG	14,603
71,367		Zurich Insurance Group AG	31,264
		TOTAL SWITZERLAND	605,356

TAIWAN - 1.9%
109,000		Accton Technology Corp	1,021
220,000		Acer, Inc	242
31,391		Advantech Co Ltd	449
276,000		ASE Technology Holding Co Ltd	1,067
193,000		Asia Cement Corp	309
6,000		ASMedia Technology, Inc	393
59,000		Asustek Computer, Inc	801
685,000		AU Optronics Corp	566
58,189		Catcher Technology Co Ltd	329
1,760,412		Cathay Financial Holding Co Ltd	3,966
283,592		Chailease Holding Co Ltd	2,697
322,293		Chang Hwa Commercial Bank	198
383,000		Cheng Shin Rubber Industry Co Ltd	499
320,212	*	China Development Financial Holding Corp	111
3,842,918		China Development Financial Holding Corp	2,427
2,601,000		China Steel Corp	3,319
291

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
8,105,000		Chinatrust Financial Holding Co	$7,593
329,000		Chunghwa Telecom Co Ltd	1,385
361,000		Compal Electronics, Inc	316
929,727		Dadi Early-Childhood Education Group Ltd	4,901
161,000		Delta Electronics, Inc	1,597
2,800,033		E.Sun Financial Holding Co Ltd	2,838
639,000		Eclat Textile Co Ltd	14,560
14,000		eMemory Technology, Inc	1,105
210,731		Evergreen Marine Corp Tawain Ltd	1,080
699,000		Far Eastern Textile Co Ltd	739
143,000		Far EasTone Telecommunications Co Ltd	334
93,040		Feng TAY Enterprise Co Ltd	778
848,165		First Financial Holding Co Ltd	750
775,000		Formosa Chemicals & Fibre Corp	2,260
264,000		Formosa Petrochemical Corp	913
850,000		Formosa Plastics Corp	3,190
81,000		Foxconn Technology Co Ltd	190
23,860	*	Fubon Financial Holding Co Ltd	52
1,796,822		Fubon Financial Holding Co Ltd	4,946
2,269,600		Fuhwa Financial Holdings Co Ltd	2,073
65,000		Giant Manufacturing Co Ltd	809
274,900		Globalwafers Co Ltd	8,807
22,680		Hiwin Technologies Corp	251
1,054,000		Hon Hai Precision Industry Co, Ltd	3,953
1,934,278		Hota Industrial Manufacturing Co Ltd	6,369
65,000		Hotai Motor Co Ltd	1,440
687,984		Hua Nan Financial Holdings Co Ltd	527
805,000		InnoLux Display Corp	569
234,000		Inventec Co Ltd	211
8,604		Largan Precision Co Ltd	765
177,000		Lite-On Technology Corp	408
788,242		MediaTek, Inc	33,823
2,595,000		Mega Financial Holding Co Ltd	3,333
56,000		Micro-Star International Co Ltd	324
10,000		momo.com, Inc	585
1,135,000		Nan Ya Plastics Corp	3,497
19,000		Nan Ya Printed Circuit Board Corp	391
109,000		Nanya Technology Corp	307
34,000		Nien Made Enterprise Co Ltd	506
48,000		Novatek Microelectronics Corp Ltd	932
18,000	*	Oneness Biotech Co Ltd	187
168,000		Pegatron Technology Corp	419
524,000		Pou Chen Corp	627
292

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
126,000		President Chain Store Corp	$1,244
1,717,000		Prime View International Co Ltd	9,350
223,000		Quanta Computer, Inc	762
37,000		Realtek Semiconductor Corp	773
252,540		Ruentex Development Co Ltd	581
289,999		Shanghai Commercial & Savings Bank Ltd	495
2,709,684		Shin Kong Financial Holding Co Ltd	1,080
845,300		SinoPac Financial Holdings Co Ltd	493
112,000		Synnex Technology International Corp	268
858,350		Taishin Financial Holdings Co Ltd	587
432,192		Taiwan Cement Corp	749
771,024		Taiwan Cooperative Financial Holding	708
413,000		Taiwan High Speed Rail Corp	441
143,000		Taiwan Mobile Co Ltd	516
15,637,100		Taiwan Semiconductor Manufacturing Co Ltd	345,908
146,645		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	17,643
102,000		Unimicron Technology Corp	849
1,067,000		Uni-President Enterprises Corp	2,642
988,000		United Microelectronics Corp	2,315
73,000		Vanguard International Semiconductor Corp	416
13,000		Voltronic Power Technology Corp	725
52,400		Wan Hai Lines Ltd	374
28,000		Win Semiconductors Corp	378
247,000		Winbond Electronics Corp	302
218,690		Wistron Corp	230
16,000		Wiwynn Corp	644
133,640		WPG Holdings Co Ltd	254
36,339		Yageo Corp	628
144,000	*	Yang Ming Marine Transport	626
52,000		Zhen Ding Technology Holding Ltd	188
		TOTAL TAIWAN	531,203

TANZANIA, UNITED REPUBLIC OF - 0.0%
91,086		AngloGold Ashanti Ltd	1,918
		TOTAL TANZANIA, UNITED REPUBLIC OF	1,918

THAILAND - 0.1%
100,900		Advanced Info Service PCL	694
926,600		Airports of Thailand PCL	1,687
1,215,500	*	Asset World Corp PCL	168
147,500		B Grimm Power PCL	179
137,400		Bangkok Commercial Asset Management PCL	89
794,600		Bangkok Dusit Medical Services PCL	547
293

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,505,500		Bangkok Expressway & Metro PCL	$381
276,400		Berli Jucker PCL	256
1,568,090		BTS Group Holdings PCL	438
40,400		Bumrungrad Hospital PCL	170
60,800		Carabao Group PCL	217
431,100		Central Pattana PCL	729
380,775		Central Retail Corp PCL	364
841,600		Charoen Pokphand Foods PCL	643
1,278,200		CP ALL plc	2,266
26,300		Delta Electronics Thai PCL	324
68,400		Electricity Generating PCL	359
326,300		Energy Absolute PCL	937
150,000		Global Power Synergy Co Ltd	399
626,030		Gulf Energy Development PCL	858
1,268,200		Home Product Center PCL	550
362,900		Indorama Ventures PCL	469
250,900		Intouch Holdings PCL (Class F)	603
923,900		Krung Thai Bank PCL	364
180,400		Krungthai Card PCL	320
1,869,900		Land and Houses PCL Co Reg	492
674,100	*	Minor International PCL	580
120,600		Muangthai Capital PCL	212
241,100		Osotspa PCL	247
369,500		PTT Exploration & Production PCL	1,303
510,800		PTT Global Chemical PCL	898
638,800		PTT Oil & Retail Business PCL	516
2,390,400		PTT PCL	2,713
71,700		Ratch Group PCL	97
282,500		SCG Packaging PCL	585
173,600		Siam Cement PCL	2,007
197,200		Siam Commercial Bank PCL	749
80,800		Sri Trang Gloves Thailand PCL	73
144,300		Srisawad Corp PCL	266
309,500		Thai Oil PCL	458
636,000		Thai Union Group PCL	371
966,900		True Corp PCL	141
		TOTAL THAILAND	25,719

TURKEY - 0.0%
291,316		Akbank TAS	157
127,694		Aselsan Elektronik Sanayi Ve Ticaret AS	202
102,280		BIM Birlesik Magazalar AS	474
302,690		Eregli Demir ve Celik Fabrikalari TAS	644
294

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
13,978		Ford Otomotiv Sanayi AS	$252
160,280		KOC Holding AS	344
271,872		Turkcell Iletisim Hizmet AS	379
196,155		Turkiye Garanti Bankasi AS	167
117,143		Turkiye Is Bankasi (Series C)	64
32,287	*	Turkiye Petrol Rafinerileri AS	377
296,826		Turkiye Sise ve Cam Fabrikalari AS	300
		TOTAL TURKEY	3,360

UNITED ARAB EMIRATES - 0.1%
621,448		Abu Dhabi Commercial Bank PJSC	1,442
114,112		Abu Dhabi Islamic Bank PJSC	213
579,807		Abu Dhabi National Oil Co for Distribution PJSC	674
875,041		Aldar Properties PJSC	950
231,115		Dubai Islamic Bank PJSC	338
913,900		Emaar Properties PJSC	1,214
206,351		Emirates NBD Bank PJSC	761
770,325		Emirates Telecommunications Group Co PJSC	6,656
1,005,963		National Bank of Abu Dhabi PJSC	5,160
5,358	*,†	NMC Health plc	0	^
		TOTAL UNITED ARAB EMIRATES	17,408

UNITED KINGDOM - 4.4%
1,006,399	*	Allfunds Group PLC	19,817
1,250,890		Ashtead Group plc	100,840
147,799		Associated British Foods plc	4,046
1,464,596		AstraZeneca plc	171,020
11,427,016		Barclays plc	29,108
1,866,804	*	Beazley plc	11,805
118,969		Big Yellow Group plc	2,749
1,809,231		BP plc	8,106
692,852		British American Tobacco plc	25,727
274,545		British Land Co plc	1,983
102,835	*	Coca-Cola European Partners plc (Class A)	5,752
308,712	*	Compass Group plc	6,950
1,865,555	*	Darktrace plc	10,611
289,255		Dechra Pharmaceuticals plc	20,906
36,604		Derwent London plc	1,703
2,589,939		Diageo plc	141,608
1,804,801		Electrocomponents plc	29,597
866,668		Fevertree Drinks plc	31,732
341,798		GlaxoSmithKline plc	7,442
183,029		Great Portland Estates plc	1,812
328,233	*	Informa plc	2,298
295

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
199,076	*,g	Just Eat Takeaway.com NV	$10,816
201,332	e	Land Securities Group plc	2,125
116,186	*	Liberty Global plc (Class A)	3,223
24,891	*	Liberty Global plc (Class C)	699
113,721		Linde plc	39,396
636,125		Linde plc (Xetra)	220,740
114,637,069		Lloyds TSB Group plc	74,444
142,326		London Stock Exchange Group plc	13,389
6,134,848		Man Group plc	18,883
2,115,370		Natwest Group plc	6,478
34,920		Next plc	3,862
1,147,795		Prudential plc	19,849
153,337		Reckitt Benckiser Group plc	13,200
822,279		RELX plc	26,699
263,439		RELX plc	8,600
146,422		Safestore Holdings plc	2,792
216,512		Scottish & Southern Energy plc	4,840
235,995		Segro plc	4,593
145,498		Smith & Nephew plc	2,539
1,888,082		Standard Chartered plc	11,481
72,886	*	TechnipFMC plc	431
20,444,132		Tesco plc	80,490
1,531,899	*	THG Holdings Ltd	4,752
5,028,907		Tritax Big Box REIT plc	16,965
5,062,441	g	Tritax EuroBox plc	8,017
444,216		Unilever plc	23,831
5,598,326		Vodafone Group plc	8,432
275,134		WPP plc	4,190
		TOTAL UNITED KINGDOM	1,271,368

UNITED STATES - 60.1%
362	*	10X Genomics, Inc	54
65,531		3M Co	11,640
580		A.O. Smith Corp	50
1,287,461		Abbott Laboratories	181,197
1,381,295		AbbVie, Inc	187,027
31,645	*	Abiomed, Inc	11,366
374,534		Accenture plc	155,263
3,473		Activision Blizzard, Inc	231
230,653	*	Adient plc	11,044
15,277	*	Adobe, Inc	8,663
282		Advance Auto Parts, Inc	68
564,302	*	Advanced Micro Devices, Inc	81,203
296

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
2,982		AES Corp	$72
370	*	Affirm Holdings, Inc	37
41,800		Aflac, Inc	2,441
39,416		Agilent Technologies, Inc	6,293
2,058		AGNC Investment Corp	31
27,453		Agree Realty Corp	1,959
85,852		Air Products & Chemicals, Inc	26,121
1,053	*	Airbnb, Inc	175
727	*	Akamai Technologies, Inc	85
52,896		Albemarle Corp	12,365
40,000	*	Alector, Inc	826
58,671		Alexandria Real Estate Equities, Inc	13,081
20,205	*	Align Technology, Inc	13,278
3,242	*	Alleghany Corp	2,164
393		Allegion plc	52
462,913		Alliant Energy Corp	28,455
15,167		Allstate Corp	1,784
1,620		Ally Financial, Inc	77
68,745	*	Alnylam Pharmaceuticals, Inc	11,658
102,893	*	Alphabet, Inc (Class A)	298,085
113,866	*	Alphabet, Inc (Class C)	329,482
162,643	*	Altice USA, Inc	2,632
901,455	*	Altimmune, Inc	8,257
349,941		Altria Group, Inc	16,584
184,351	*	Amazon.com, Inc	614,689
2,312	*,e	AMC Entertainment Holdings, Inc	63
6,892		Amcor plc	83
40		Amerco, Inc	29
329,295		Ameren Corp	29,311
388,223		American Electric Power Co, Inc	34,540
3,015		American Express Co	493
350		American Financial Group, Inc	48
249,723		American Homes 4 Rent	10,890
486,166		American International Group, Inc	27,643
93,543		American Tower Corp	27,361
810		American Water Works Co, Inc	153
82,923		Americold Realty Trust	2,719
7,388		Ameriprise Financial, Inc	2,229
697		AmerisourceBergen Corp	93
1,031		Ametek, Inc	152
28,766		Amgen, Inc	6,471
2,670		Amphenol Corp (Class A)	234
356,907		Analog Devices, Inc	62,734
297

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
6,143		Annaly Capital Management, Inc	$48
389	*	Ansys, Inc	156
44,995		Anthem, Inc	20,857
42,303		Aon plc	12,715
870	e	Apollo Global Management, Inc	63
5,747,631	d	Apple, Inc	1,020,607
101,626		Applied Materials, Inc	15,992
154,947	*	Aptiv plc	25,558
891		ARAMARK Holdings Corp	33
1,767	*	Arch Capital Group Ltd	79
102,502		Archer-Daniels-Midland Co	6,928
1,028	*	Arista Networks, Inc	148
321	*	Arrow Electronics, Inc	43
923		Arthur J. Gallagher & Co	157
251	*	Asana, Inc	19
248		Assurant, Inc	39
1,906,274		AT&T, Inc	46,894
227,926	*	Athene Holding Ltd	18,993
583		Atmos Energy Corp	61
982	*	Autodesk, Inc	276
1,889		Automatic Data Processing, Inc	466
1,987	*	AutoZone, Inc	4,166
380	*	Avalara, Inc	49
34,620		AvalonBay Communities, Inc	8,745
19,964	*	Avantor, Inc	841
36,782		Avery Dennison Corp	7,966
3,701		Baker Hughes Co	89
61,840		Ball Corp	5,953
1,779,497		Bank of America Corp	79,170
744,191		Bank of New York Mellon Corp	43,223
1,188		Bath & Body Works, Inc	83
44,577		Baxter International, Inc	3,826
35,780		Becton Dickinson & Co	8,998
815		Bentley Systems, Inc	39
286,833	*	Berkshire Hathaway, Inc (Class B)	85,763
27,829		Best Buy Co, Inc	2,827
334	*	Bill.Com Holdings, Inc	83
666	*	Biogen, Inc	160
820	*	BioMarin Pharmaceutical, Inc	72
13,458	*	Bio-Rad Laboratories, Inc (Class A)	10,168
174		Bio-Techne Corp	90
695	*	Black Knight, Inc	58
38,961		BlackRock, Inc	35,671
298

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
142,523		Blackstone Group, Inc	$18,441
1,775	*	Block Inc	287
354,184	*	Boeing Co	71,304
6,728	*	Booking Holdings, Inc	16,142
591		Booz Allen Hamilton Holding Co	50
1,027		BorgWarner, Inc	46
21,713		Boston Properties, Inc	2,501
1,532,053	*	Boston Scientific Corp	65,082
592,748		Bristol-Myers Squibb Co	36,958
461,094		Broadcom, Inc	306,817
519		Broadridge Financial Solutions, Inc	95
1,069		Brown & Brown, Inc	75
1,382		Brown-Forman Corp (Class B)	101
182,526		Bunge Ltd	17,041
60,941	*	Burlington Stores, Inc	17,765
22		Cable One, Inc	39
3,462		Cabot Oil & Gas Corp	66
1,236	*	Cadence Design Systems, Inc	230
960	*	Caesars Entertainment, Inc	90
449		Camden Property Trust	80
922		Campbell Soup Co	40
266,071		Capital One Financial Corp	38,604
1,304		Cardinal Health, Inc	67
711		Carlyle Group, Inc	39
728	*	CarMax, Inc	95
80,318	*	Carnival Corp	1,616
1,554,527		Carrier Global Corp	84,318
341	*	Carvana Co	79
761	*	Catalent, Inc	97
402,746		Caterpillar, Inc	83,264
476		CBOE Global Markets, Inc	62
1,499	*	CBRE Group, Inc	163
391,361		CDW Corp	80,143
72,294		Celanese Corp (Series A)	12,150
211,199	*	Centene Corp	17,403
1,113,398		Centerpoint Energy, Inc	31,075
603	*	Ceridian HCM Holding, Inc	63
48,046		Cerner Corp	4,462
105,818		CF Industries Holdings, Inc	7,490
588		CH Robinson Worldwide, Inc	63
29,569	*	Charles River Laboratories International, Inc	11,141
518,272		Charles Schwab Corp	43,587
36,225	*	Charter Communications, Inc	23,618
299

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
59,727		Cheniere Energy, Inc	$6,058
571,035		Chevron Corp	67,011
441	*,e	Chewy, Inc	26
4,070	*	Chipotle Mexican Grill, Inc (Class A)	7,115
334,775		Chubb Ltd	64,715
1,096		Church & Dwight Co, Inc	112
119,766		Cigna Corp	27,502
685		Cincinnati Financial Corp	78
414		Cintas Corp	183
2,910,740		Cisco Systems, Inc	184,454
326,369		Citigroup, Inc	19,709
378,775		Citizens Financial Group, Inc	17,897
603		Citrix Systems, Inc	57
1,649	*	Clarivate Analytics plc	39
27,288		Clorox Co	4,758
1,059	*	Cloudflare, Inc	139
75,672		CME Group, Inc	17,288
339,938		CMS Energy Corp	22,113
3,059,525		Coca-Cola Co	181,155
790		Cognex Corp	61
2,346		Cognizant Technology Solutions Corp (Class A)	208
160	*	Coinbase Global, Inc	40
213,549		Colgate-Palmolive Co	18,224
2,185,866		Comcast Corp (Class A)	110,015
258,989		ConAgra Brands, Inc	8,844
733,461		ConocoPhillips	52,941
1,579		Consolidated Edison, Inc	135
62,400		Constellation Brands, Inc (Class A)	15,661
219		Cooper Cos, Inc	92
950	*	Copart, Inc	144
3,623		Corning, Inc	135
229,062		Corteva, Inc	10,830
1,764	*	CoStar Group, Inc	139
396,867		Costco Wholesale Corp	225,301
9,683	*	Coty, Inc	102
363	*	Coupa Software, Inc	57
845	*	Crowdstrike Holdings, Inc	173
193,331		Crown Castle International Corp	40,356
603,121		Crown Holdings, Inc	66,717
476,975		CSX Corp	17,934
13,606		Cummins, Inc	2,968
581,879		CVS Health Corp	60,027
300

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
37,325		CyrusOne, Inc	$3,349
239,399		Danaher Corp	78,765
32,149		Darden Restaurants, Inc	4,843
856	*	Datadog, Inc	152
305	*	DaVita, Inc	35
169,890		Deere & Co	58,254
1,239	*	Dell Technologies, Inc	70
223,327	*	Delta Air Lines, Inc	8,728
948		Dentsply Sirona, Inc	53
1,067,125		Devon Energy Corp	47,007
49,360	*	DexCom, Inc	26,504
630,644		Diamondback Energy, Inc	68,015
38,587		Digital Realty Trust, Inc	6,825
369,325		Discover Financial Services	42,679
554	*,e	Discovery, Inc (Class A)	13
1,172	*	Discovery, Inc (Class C)	27
59,356	*	DISH Network Corp (Class A)	1,926
870	*	DocuSign, Inc	133
45,337		Dollar General Corp	10,692
72,541	*	Dollar Tree, Inc	10,193
304,561		Dominion Energy, Inc	23,926
164		Domino’s Pizza, Inc	93
479	*	DoorDash, Inc	71
643		Dover Corp	117
1,087,538		Dow, Inc	61,685
1,519		DR Horton, Inc	165
1,373	*,e	DraftKings, Inc	38
1,482	*	Dropbox, Inc	36
866		DTE Energy Co	104
201,156		Duke Energy Corp	21,101
48,886		Duke Realty Corp	3,209
745,587		DuPont de Nemours, Inc	60,229
909	*	Dynatrace, Inc	55
76,642		Eastman Chemical Co	9,267
443,062		Eaton Corp	76,570
193,757		eBay, Inc	12,885
50,559		Ecolab, Inc	11,861
100,312		Edison International	6,846
112,508	*	Edwards Lifesciences Corp	14,575
200,017	*	Elanco Animal Health, Inc	5,676
1,271		Electronic Arts, Inc	168
204,936		Eli Lilly & Co	56,607
2,669		Emerson Electric Co	248
301

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
571	*	Enphase Energy, Inc	$104
606		Entegris, Inc	84
94,419		Entergy Corp	10,636
220,748		EOG Resources, Inc	19,609
253	*	EPAM Systems, Inc	169
544		Equifax, Inc	159
9,659		Equinix, Inc	8,170
1,285,747		Equitable Holdings, Inc	42,160
141,113		Equity Lifestyle Properties, Inc	12,370
76,240		Equity Residential	6,900
93		Erie Indemnity Co (Class A)	18
1,028		Essential Utilities Inc	55
9,440		Essex Property Trust, Inc	3,325
87,079		Estee Lauder Cos (Class A)	32,237
8,456	*	Etsy, Inc	1,851
171		Everest Re Group Ltd	47
1,027		Evergy, Inc	70
1,533		Eversource Energy	139
772	*	Exact Sciences Corp	60
347,582		Exelon Corp	20,076
30,946	*	Expedia Group, Inc	5,593
759		Expeditors International of Washington, Inc	102
28,050		Extra Space Storage, Inc	6,360
2,740,551		Exxon Mobil Corp	167,694
269	*	F5 Networks, Inc	66
168		Factset Research Systems, Inc	82
127	*	Fair Isaac Corp	55
2,565		Fastenal Co	164
4,477		FedEx Corp	1,158
1,214		Fidelity National Financial Inc	63
2,758		Fidelity National Information Services, Inc	301
877,774		Fifth Third Bancorp	38,227
112,960		First Republic Bank	23,327
583,300		FirstEnergy Corp	24,259
2,662	*	Fiserv, Inc	276
388	*	FleetCor Technologies, Inc	87
577		FMC Corp	63
17,529		Ford Motor Co	364
620	*	Fortinet, Inc	223
312,954		Fortive Corp	23,875
617		Fortune Brands Home & Security, Inc	66
1,597		Fox Corp (Class A)	59
302

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
845		Fox Corp (Class B)	$29
1,469		Franklin Resources, Inc	49
4,161,724		Freeport-McMoRan, Inc (Class B)	173,669
83,871		Gaming and Leisure Properties, Inc	4,081
687		Garmin Ltd	94
373	*	Gartner, Inc	125
282	*	Generac Holdings, Inc	99
1,061		General Dynamics Corp	221
4,904		General Electric Co	463
71,357		General Mills, Inc	4,808
1,391,379	*	General Motors Co	81,577
640		Genuine Parts Co	90
380,100		Gilead Sciences, Inc	27,599
1,312		Global Payments, Inc	177
393		Globe Life, Inc	37
828	*	GoDaddy, Inc	70
361,853		Goldman Sachs Group, Inc	138,427
784,010	*	Grab Holdings Ltd.	3,175
63,297	*	Guardant Health, Inc	6,331
325	*	Guidewire Software, Inc	37
603,547		Halliburton Co	13,803
195,781		Hartford Financial Services Group, Inc	13,517
581		Hasbro, Inc	59
155,375		HCA Healthcare, Inc	39,919
47,198		Healthcare Trust of America, Inc	1,576
144,789		Healthpeak Properties Inc	5,225
240		HEICO Corp	35
348		HEICO Corp (Class A)	45
599	*	Henry Schein, Inc	46
650		Hershey Co	126
306,217		Hess Corp	22,669
6,450		Hewlett Packard Enterprise Co	102
1,246	*	Hilton Worldwide Holdings, Inc	194
187,196	*	Hologic, Inc	14,332
695,299		Home Depot, Inc	288,556
763,236		Honeywell International, Inc	159,142
105,832	*	Horizon Therapeutics Plc	11,404
1,332		Hormel Foods Corp	65
149,540	*	Host Hotels and Resorts, Inc	2,600
1,702		Howmet Aerospace, Inc	54
5,364		HP, Inc	202
193,555		Hubbell, Inc	40,312
199	*	HubSpot, Inc	131
303

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
23,766		Humana, Inc	$11,024
6,593		Huntington Bancshares, Inc	102
149		Huntington Ingalls	28
385	*	IAC	50
339		IDEX Corp	80
32,465	*	IDEXX Laboratories, Inc	21,377
30,492		IHS Markit Ltd	4,053
35,981		Illinois Tool Works, Inc	8,880
68,860	*	Illumina, Inc	26,197
927	*	Incyte Corp	68
811,086		Ingersoll Rand, Inc	50,182
7,748	*	Insulet Corp	2,062
2,641,095		Intel Corp	136,016
91,641		Intercontinental Exchange Group, Inc	12,534
4,003		International Business Machines Corp	535
742,926		International Flavors & Fragrances, Inc	111,922
69,264		International Paper Co	3,254
211,860		Interpublic Group of Cos, Inc	7,934
1,220		Intuit, Inc	785
125,646	*	Intuitive Surgical, Inc	45,145
1,434		Invesco Ltd	33
184,824		Invitation Homes, Inc	8,380
185	*	IPG Photonics Corp	32
102,818	*	IQVIA Holdings, Inc	29,009
1,299		Iron Mountain, Inc	68
260,712	e	iShares MSCI Canada Index Fund	10,019
63,579	*,e	iShares MSCI South Korea Index Fund	4,951
483		J.M. Smucker Co	66
328		Jack Henry & Associates, Inc	55
27,809	e	Jackson Financial, Inc	1,163
582		Jacobs Engineering Group, Inc	81
228	*	Jazz Pharmaceuticals plc	29
4,741		JB Hunt Transport Services, Inc	969
193,500		JBS S.A.	1,320
678,123		Johnson & Johnson	116,006
3,180		Johnson Controls International plc	259
1,601,074		JPMorgan Chase & Co	253,530
1,800,083		Juniper Networks, Inc	64,281
1,142		Kellogg Co	74
1,476,104		Keurig Dr Pepper, Inc	54,409
4,274		Keycorp	99
822	*	Keysight Technologies, Inc	170
18,301		Kilroy Realty Corp	1,216
304

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
91,565		Kimberly-Clark Corp	$13,086
9,110		Kinder Morgan, Inc	144
30,911		KKR & Co, Inc	2,303
386,763		KLA Corp	166,351
749		Knight-Swift Transportation Holdings, Inc	46
3,007		Kraft Heinz Co	108
216,912		Kroger Co	9,817
898		L3Harris Technologies, Inc	191
28,697	*	Laboratory Corp of America Holdings	9,017
634		Lam Research Corp	456
160,490	*	Las Vegas Sands Corp	6,041
267		Lear Corp	49
9,971	*,e	Legend Biotech Corp (ADR)	465
591		Leidos Holdings, Inc	53
1,226		Lennar Corp (Class A)	142
145		Lennox International, Inc	47
124	*	Liberty Broadband Corp (Class A)	20
650	*	Liberty Broadband Corp (Class C)	105
852	*	Liberty Media Group (Class C)	54
463	*	Liberty SiriusXM Group (Class A)	24
757	*	Liberty SiriusXM Group (Class C)	38
786		Lincoln National Corp	54
735	*	Live Nation, Inc	88
1,250		LKQ Corp	75
1,113		Lockheed Martin Corp	396
970		Loews Corp	56
277,672		Lowe’s Companies, Inc	71,773
1,810	*,e	Lucid Group, Inc	69
125,981	*	Lululemon Athletica, Inc	49,315
4,148		Lumen Technologies, Inc	52
1,101	*	Lyft, Inc (Class A)	47
1,195		LyondellBasell Industries NV	110
578		M&T Bank Corp	89
222,206		Marathon Petroleum Corp	14,219
61	*	Markel Corp	75
170		MarketAxess Holdings, Inc	70
17,019	*	Marriott International, Inc (Class A)	2,812
113,669		Marsh & McLennan Cos, Inc	19,758
279		Martin Marietta Materials, Inc	123
3,678		Marvell Technology, Inc	322
1,102		Masco Corp	77
34,144	*	Masimo Corp	9,997
298,130		Mastercard, Inc (Class A)	107,124
305

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
477,678	*	Match Group, Inc	$63,173
1,113		McCormick & Co, Inc	108
692,302		McDonald’s Corp	185,585
66,784		McKesson Corp	16,600
2,657		Medical Properties Trust, Inc	63
1,125,215		Medtronic plc	116,403
524,506		Merck & Co, Inc	40,198
377,103	*	Meta Platforms, Inc.	126,839
45,076		Metlife, Inc	2,817
5,454	*	Mettler-Toledo International, Inc	9,257
61,089		MGM Growth Properties LLC	2,495
1,733		MGM Resorts International	78
2,448		Microchip Technology, Inc	213
5,028		Micron Technology, Inc	468
3,145,095		Microsoft Corp	1,057,758
22,478		Mid-America Apartment Communities, Inc	5,157
46,681	*	Moderna, Inc	11,856
250	*	Mohawk Industries, Inc	46
260	*	Molina Healthcare, Inc	83
762		Molson Coors Brewing Co (Class B)	35
706,938		Mondelez International, Inc	46,877
260	*	MongoDB, Inc	138
194		Monolithic Power Systems, Inc	96
980,628	*	Monster Beverage Corp	94,180
5,942		Moody’s Corp	2,321
2,523,867		Morgan Stanley	247,743
116,315		Mosaic Co	4,570
756		Motorola Solutions, Inc	205
2,964		MSCI, Inc (Class A)	1,816
522		Nasdaq Inc	110
52,173		National Storage Affiliates Trust	3,610
1,002		NetApp, Inc	92
101,303	*	Netflix, Inc	61,029
367	*	Neurocrine Biosciences, Inc	31
1,519		Newell Brands Inc	33
346,036		Newmont Goldcorp Corp	21,461
1,752		News Corp (Class A)	39
557,839		NextEra Energy, Inc	52,080
1,061,795		Nike, Inc (Class B)	176,969
1,897		NiSource, Inc	52
233		Nordson Corp	59
1,103		Norfolk Southern Corp	328
883		Northern Trust Corp	106
169,922		Northrop Grumman Corp	65,772
306

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
2,604		NortonLifelock, Inc	$68
31,874	*,e	Novavax, Inc	4,560
367	*	Novocure Ltd	28
68,565		NRG Energy, Inc	2,954
1,337	*	Nuance Communications, Inc	74
17,265		Nucor Corp	1,971
614,132		NVIDIA Corp	180,622
15	*	NVR, Inc	89
251	*,e	Oak Street Health, Inc	8
29,748		Occidental Petroleum Corp	862
559	*	Okta, Inc	125
439		Old Dominion Freight Line	157
962		Omnicom Group, Inc	70
1,923	*	ON Semiconductor Corp	131
114,239		ONEOK, Inc	6,713
1,240,251		Oracle Corp	108,162
5,315	*	O’Reilly Automotive, Inc	3,754
5,016	*	Orion Office REIT, Inc	94
91,975		Otis Worldwide Corp	8,008
165,461		Owens Corning, Inc	14,974
1,550		PACCAR, Inc	137
11,697		Packaging Corp of America	1,593
7,083	*	Palantir Technologies, Inc	129
132,147	*	Palo Alto Networks, Inc	73,574
6,000		Parade Technologies Ltd	456
158,086		Parker-Hannifin Corp	50,290
1,445		Paychex, Inc	197
228	*	Paycom Software, Inc	95
860,667	*	PayPal Holdings, Inc	162,305
13,091	*	Peloton Interactive, Inc	468
730		Pentair plc	53
350,663		PepsiCo, Inc	60,914
59,183	*	Performance Food Group Co	2,716
29,976		PerkinElmer, Inc	6,027
203,973	*,e	Petco Health & Wellness Co, Inc	4,037
1,420,177		Pfizer, Inc	83,861
405,157	*	PG&E Corp	4,919
302,355		Philip Morris International, Inc	28,724
23,253		Phillips 66	1,685
30,108	*	Pinterest, Inc	1,094
166,428		Pioneer Natural Resources Co	30,270
2,325	*,e	Plug Power, Inc	66
1,898		PNC Financial Services Group, Inc	381
307

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
179		Pool Corp	$101
48,571		PPG Industries, Inc	8,376
3,439		PPL Corp	103
1,326		Principal Financial Group	96
1,515,180		Procter & Gamble Co	247,853
112,318		Progressive Corp	11,529
240,992		Prologis, Inc	40,573
237,768	*	ProPetro Holding Corp	1,926
110,746		Prudential Financial, Inc	11,987
498	*	PTC, Inc	60
2,257		Public Service Enterprise Group, Inc	151
32,822		Public Storage, Inc	12,294
1,164		Pulte Homes, Inc	67
495	*	Qorvo, Inc	77
669,998		QUALCOMM, Inc	122,523
88,810		Quest Diagnostics, Inc	15,365
827		Raymond James Financial, Inc	83
745,276		Raytheon Technologies Corp	64,138
49,660		Realty Income Corp	3,555
125,356		Regency Centers Corp	9,446
35,655	*	Regeneron Pharmaceuticals, Inc	22,517
4,286		Regions Financial Corp	93
994		Republic Services, Inc	139
8,318		Resmed, Inc	2,167
345,847		Rexford Industrial Realty, Inc	28,052
346	*	RingCentral, Inc	65
770	*	Rivian Automotive, Inc	80
495		Robert Half International, Inc	55
566	*,e	Robinhood Markets, Inc	10
11,605		Rockwell Automation, Inc	4,048
8,411	*	Roku, Inc	1,919
1,028		Rollins, Inc	35
69,516		Roper Technologies Inc	34,192
39,800		Ross Stores, Inc	4,548
38,872	*	Royal Caribbean Cruises Ltd	2,989
1,528		Royalty Pharma plc	61
29,830		RPM International, Inc	3,013
65,475		S&P Global, Inc	30,900
110,849		Sabra Healthcare REIT, Inc	1,501
1,096,037	*	salesforce.com, Inc	278,536
19,218		SBA Communications Corp	7,476
51,578		Schlumberger Ltd	1,545
775,008		Schneider Electric S.A.	152,363
308

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
915		Seagate Technology Holdings plc	$103
448,289	*	Seagen, Inc	69,305
636		Sealed Air Corp	43
558		SEI Investments Co	34
77,137		Sempra Energy	10,204
710	*	Sensata Technologies Holding plc	44
372,472	*	ServiceNow, Inc	241,775
48,054		Sherwin-Williams Co	16,923
271		Signature Bank	88
542,687		Simon Property Group, Inc	86,705
5,001	e	Sirius XM Holdings, Inc	32
737		Skyworks Solutions, Inc	114
4,007		SL Green Realty Corp	287
4,737	*	Snap, Inc	223
237		Snap-On, Inc	51
941	*	Snowflake, Inc	319
2,134	*,e	SoFi Technologies, Inc	34
234	*	SolarEdge Technologies, Inc	66
4,726		Southern Co	324
662	*	Southwest Airlines Co	28
732	*	Splunk, Inc	85
1,027		SS&C Technologies Holdings, Inc	84
17,668		Stanley Black & Decker, Inc	3,333
266,408		Starbucks Corp	31,162
22,299		State Street Corp	2,074
228,475		Steel Dynamics, Inc	14,181
445		STERIS plc	108
130,120		Stryker Corp	34,797
69,467		Sun Communities, Inc	14,586
645	*	Sunrun, Inc	22
262	*	SVB Financial Group	178
436,214		Synchrony Financial	20,236
202,585	*	Synopsys, Inc	74,653
62,738		SYSCO Corp	4,928
1,013		T Rowe Price Group, Inc	199
414,163	*	Take-Two Interactive Software, Inc	73,605
558,392		Target Corp	129,234
248,169		TE Connectivity Ltd	40,040
640	*	Teladoc, Inc	59
208	*	Teledyne Technologies, Inc	91
210		Teleflex, Inc	69
737		Teradyne, Inc	121
309

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
47,198		Terreno Realty Corp	$4,026
290,000	*	Tesla, Inc	306,466
4,122		Texas Instruments, Inc	777
209,203		Textron, Inc	16,150
102,700		Thermo Fisher Scientific, Inc	68,526
296,846		TJX Companies, Inc	22,537
351,857	*	T-Mobile US, Inc	40,808
510		Tractor Supply Co	122
1,939	*	Trade Desk, Inc	178
441		Tradeweb Markets, Inc	44
252,298	*	Traeger, Inc	3,068
420,372		Trane Technologies plc	84,928
234	*	TransDigm Group, Inc	149
855		TransUnion	101
1,114		Travelers Cos, Inc	174
1,123	*	Trimble Inc	98
5,960		Truist Financial Corp	349
745	*	Twilio, Inc	196
3,564	*	Twitter, Inc	154
182	*	Tyler Technologies, Inc	98
30,627		Tyson Foods, Inc (Class A)	2,669
5,471	*	Uber Technologies, Inc	229
1,324		UDR, Inc	79
857		UGI Corp	39
21,060	*	Ulta Beauty, Inc	8,684
920,214		Union Pacific Corp	231,830
112,789		United Parcel Service, Inc (Class B)	24,175
138,652	*	United Rentals, Inc	46,073
504,888		UnitedHealth Group, Inc	253,524
262	*	Unity Software, Inc	37
325		Universal Health Services, Inc (Class B)	42
54	*	Upstart Holdings, Inc	8
805,464		US Bancorp	45,243
6,123		Vail Resorts, Inc	2,008
434,895		Valero Energy Corp	32,665
675,868	e	Vanguard Emerging Markets ETF	33,428
50,000	e	Vanguard FTSE Developed Markets ETF	2,553
47,395	*	Veeva Systems, Inc	12,108
117,521		Ventas, Inc	6,008
449	*	VeriSign, Inc	114
685		Verisk Analytics, Inc	157
866,132		Verizon Communications, Inc	45,004
37,371	*	Vertex Pharmaceuticals, Inc	8,207
310

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
35,018		VF Corp	$2,564
105,874		ViacomCBS, Inc (Class B)	3,195
5,440		Viatris, Inc	74
139,251	e	VICI Properties, Inc	4,193
896,163		Visa, Inc (Class A)	194,208
92,990		Vistra Energy Corp	2,117
935		VMware, Inc (Class A)	108
727		Vornado Realty Trust	30
539,784		Voya Financial, Inc	35,793
8,965		Vulcan Materials Co	1,861
697		W.R. Berkley Corp	57
109,608		W.W. Grainger, Inc	56,803
3,284		Walgreens Boots Alliance, Inc	171
1,065,161		Walmart, Inc	154,118
1,246,105	*	Walt Disney Co	193,009
1,162		Waste Connections, Inc	158
1,880		Waste Management, Inc	314
274	*	Waters Corp	102
329	*,e	Wayfair, Inc	62
53,479	*	Weatherford International Ltd	1,482
1,407		WEC Energy Group, Inc	137
4,715,729		Wells Fargo & Co	226,261
67,387		Welltower, Inc	5,780
60,712		West Pharmaceutical Services, Inc	28,475
1,387	*	Western Digital Corp	90
1,487		Western Union Co	27
155,916		Westinghouse Air Brake Technologies Corp	14,361
5,556		Westlake Chemical Corp	540
40,063		WestRock Co	1,777
146,489		Weyerhaeuser Co	6,032
41,615		Whirlpool Corp	9,765
326,305		Williams Cos, Inc	8,497
9,484		Willis Towers Watson plc	2,252
853	*	Workday, Inc	233
825		WP Carey, Inc	68
13,187	*	Wynn Resorts Ltd	1,121
73,870		Xcel Energy, Inc	5,001
1,105		Xilinx, Inc	234
804		Xylem, Inc	96
339,463	*	YETI Holdings, Inc	28,118
116,078		Yum! Brands, Inc	16,119
238	*	Zebra Technologies Corp (Class A)	142
536	*	Zendesk, Inc	56
311

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY		MATURITY DATE	VALUE (000)
237	*	Zillow Group, Inc (Class A)			$15
668	*,e	Zillow Group, Inc (Class C)			43
933		Zimmer Biomet Holdings, Inc			119
137,210		Zoetis, Inc			33,483
968	*	Zoom Video Communications, Inc			178
1,005	*	ZoomInfo Technologies, Inc			65
367	*	Zscaler, Inc			118
		TOTAL UNITED STATES			17,276,717

		TOTAL COMMON STOCKS			28,313,251
		(Cost $21,445,983)

RIGHTS/WARRANTS - 0.0%

AUSTRALIA - 0.0%
89,428	e	PointsBet Holdings Pty Ltd		09/30/22	21
		TOTAL AUSTRALIA			21

CHINA - 0.0%
8,857		Seazen Group Ltd			0
		TOTAL CHINA			0

KOREA, REPUBLIC OF - 0.0%
3,236		Doosan Heavy Industries & Construction Co Ltd		02/08/22	12
		TOTAL KOREA, REPUBLIC OF			12

SWITZERLAND - 0.0%
193,679	e	Cie Financiere Richemont S.A.		11/27/23	213
		TOTAL SWITZERLAND			213

		TOTAL RIGHTS/WARRANTS			246
		(Cost $10)

PRINCIPAL		ISSUER	RATE
SHORT-TERM INVESTMENTS - 1.9%

GOVERNMENT AGENCY DEBT - 1.4%
$11,460,000		Federal Farm Credit Bank (FFCB)	0.000%	01/05/22	11,460
8,294,000		FFCB	0.000	01/13/22	8,294
10,000,000		FFCB	0.000	01/26/22	10,000
10,000,000		FFCB	0.000	02/25/22	10,000
8,000,000		FFCB	0.000	02/28/22	8,000
12,500,000		FFCB	0.000	03/01/22	12,499
10,000,000		FFCB	0.000	03/17/22	9,999
11,000,000		FFCB	0.000	07/25/22	10,986
9,000,000		FFCB	0.000	09/23/22	8,982
312

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$18,335,000		Federal Home Loan Bank (FHLB)	0.000%	01/04/22	$18,335
38,622,000		FHLB	0.000	01/05/22	38,622
15,617,000		FHLB	0.000	01/06/22	15,617
27,835,000		FHLB	0.000	01/12/22	27,835
20,000,000		FHLB	0.000	01/18/22	20,000
25,000,000		FHLB	0.000	01/21/22	25,000
10,000,000		FHLB	0.000	01/26/22	10,000
25,000,000		FHLB	0.000	02/03/22	25,000
25,000,000		FHLB	0.000	02/04/22	24,999
12,672,000		FHLB	0.000	02/16/22	12,672
25,000,000		FHLB	0.000	02/18/22	24,999
25,000,000		FHLB	0.000	02/22/22	24,999
10,000,000		FHLB	0.000	02/23/22	10,000
21,400,000		FHLB	0.000	03/16/22	21,398
6,680,000		FHLB	0.000	05/25/22	6,676
		TOTAL GOVERNMENT AGENCY DEBT			396,372

REPURCHASE AGREEMENT - 0.1%
19,280,000	r	Fixed Income Clearing Corp (FICC)	0.010	01/03/22	19,280
		TOTAL REPURCHASE AGREEMENT			19,280

TREASURY DEBT - 0.1%
12,525,000		United States Treasury Bill	0.000	01/13/22	12,525
10,000,000		United States Treasury Bill	0.000	06/23/22	9,992
		TOTAL TREASURY DEBT			22,517

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%

CERTIFICATE OF DEPOSIT - 0.0%
8,000,000		Mizuho Bank	0.250	05/09/22	8,000
		TOTAL CERTIFICATE OF DEPOSIT			8,000

COMMERCIAL PAPER - 0.0%
8,000,000		Skandin Ens Banken AG	0.000	05/02/22	7,994
		TOTAL COMMERCIAL PAPER			7,994

REPURCHASE AGREEMENT - 0.2%
10,000,000	s	Calyon	0.050	01/03/22	10,000
5,000,000	t	Deutsche Bank	0.050	01/03/22	5,000
5,000,000	u	Goldman Sachs	0.050	01/03/22	5,000
5,000,000	v	HSBC	0.050	01/03/22	5,000
1,000,000	w	HSBC	0.050	01/03/22	1,000
313

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,000,000	x	HSBC	0.051%	01/05/22	$1,000
5,000,000	y	JP Morgan	0.050	01/03/22	5,000
14,000,000	z	Merrill Lynch	0.050	01/03/22	14,000
5,000,000	aa	Merrill Lynch	0.050	01/03/22	5,000
1,000,000	ab	Merrill Lynch	0.050	01/03/22	1,000
5,000,000	ac	Morgan Stanley	0.050	01/03/22	5,000
5,000,000	ad	Nomura	0.050	01/03/22	5,000
5,000,000	ae	Royal Bank of Scotland	0.050	01/03/22	5,000
		TOTAL REPURCHASE AGREEMENT			67,000

TREASURY DEBT - 0.1%
8,200,000		United States Treasury Bill	0.000	01/18/22	8,200
1,640,000		United States Treasury Bill	0.000	01/18/22	1,640
8,500,000		United States Treasury Bill	0.000	01/18/22	8,500
1,600,000		United States Treasury Bill	0.000	01/18/22	1,600
6,250,000		United States Treasury Bill	0.000	01/13/22	6,250
					26,190

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			109,184

		TOTAL SHORT-TERM INVESTMENTS			547,353
		(Cost $547,367)
		TOTAL INVESTMENTS - 100.4%			28,860,866
		(Cost $21,993,376)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(117,570)
		NET ASSETS - 100.0%			$28,743,296

ADR		American Depositary Receipt
ETF		Exchange Traded Fund
GDR		Global Depositary Receipt
INR		Indian Rupee
REIT		Real Estate Investment Trust

^		Amount represents less than $1,000.
*		Non-income producing
†		Security is categorized as Level 3 in the fair value hierarchy.
d		All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $160,847,614.
g		Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/21, the aggregate value of these securities is $368,748,110 or 1.3% of net assets.
h		All or a portion of these securities were purchased on a delayed delivery basis.
r		Agreement with Fixed Income Clearing Corp (FICC), 0.010% dated 12/31/21 to be repurchased at $19,280,000 on 1/3/22, collateralized by Government Agency Securities, with coupon rate 1.875% and maturity date 2/15/41, valued at $19,665,655.
s		Agreement with Calyon, 0.050% dated 12/31/21 to be repurchased at $10,000,000 on 1/3/22, collateralized by Government Agency Securities, with coupon rate 2.000% and maturity date 1/20/51, valued at $10,200,000.
t		Agreement with Deutsche Bank, 0.050% dated 12/31/21 to be repurchased at $5,000,000 on 1/3/22, collateralized by Government Agency Securities, with coupon rate 0.750% and maturity date 7/15/28, valued at $5,100,041.
u		Agreement with Goldman Sachs, 0.050% dated 12/31/21 to be repurchased at $5,000,000 on 1/3/22, collateralized by Government Agency Securities, with coupon rates 0.000%–7.625% and maturity dates 6/16/22–5/15/49, valued at $5,100,000.
v		Agreement with HSBC, 0.050% dated 12/31/21 to be repurchased at $5,000,000 on 1/3/22, collateralized by Government Agency Securities, with coupon rates 0.000%–2.625% and maturity dates 2/28/23–5/15/30, valued at $5,100,015.
314

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

w	Agreement with HSBC, 0.050% dated 12/31/21 to be repurchased at $1,000,000 on 1/3/22, collateralized by Government Agency Securities, with coupon rates 0.000%–6.625% and maturity dates 1/27/22–8/15/51, valued at $1,020,000.
x	Agreement with HSBC, 0.051% dated 12/29/21 to be repurchased at $1,000,000 on 1/5/22, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity dates 8/15/25–8/15/31, valued at $1,020,024.
y	Agreement with JP Morgan, 0.050% dated 12/31/21 to be repurchased at $5,000,000 on 1/3/22, collateralized by Government Agency Securities, with coupon rates 2.278%–6.000% and maturity dates 3/1/26–10/1/51, valued at $5,100,000.
z	Agreement with Merrill Lynch, 0.050% dated 12/31/21 to be repurchased at $14,000,000 on 1/3/22, collateralized by Government Agency Securities, with coupon rate 1.250% and maturity date 6/30/28, valued at $14,280,056.
aa	Agreement with Merrill Lynch, 0.050% dated 12/31/21 to be repurchased at $5,000,000 on 1/3/22, collateralized by Government Agency Securities, with coupon rate 2.625% and maturity date 2/15/29, valued at $5,100,036.
ab	Agreement with Merrill Lynch, 0.050% dated 12/31/21 to be repurchased at $1,000,000 on 1/3/22, collateralized by Government Agency Securities, with coupon rate 2.625% and maturity date 2/28/23, valued at $1,020,048.
ac	Agreement with Morgan Stanley, 0.050% dated 12/31/21 to be repurchased at $5,000,000 on 1/3/22, collateralized by Government Agency Securities, with coupon rates 2.000%–7.000% and maturity dates 8/1/22–12/1/51, valued at $5,100,000.
ad	Agreement with Nomura, 0.050% dated 12/31/21 to be repurchased at $5,000,000 on 1/3/22, collateralized by Government Agency Securities, with coupon rates 0.000%–6.750% and maturity dates 6/30/22–8/15/41, valued at $5,100,000.
ae	Agreement with Royal Bank of Scotland, 0.050% dated 12/31/21 to be repurchased at $5,000,000 on 1/3/22, collateralized by Government Agency Securities, with coupon rate 2.000% and maturity date 2/15/50, valued at $5,100,095.

Cost amounts are in thousands.

Futures contracts outstanding as of December 31, 2021 were as follows (dollar amounts are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Index	731	03/18/22	$83,676	$84,862	$1,186
S&P 500 E Mini Index	896	03/18/22	210,515	213,181	2,666
Total	1,627		$294,191	$298,043	$3,852
315

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND

GROWTH ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2021

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 4.5%
1,719,575	*	Aptiv plc	$283,644
1,539,198	*	General Motors Co	90,243
512,504	*	Rivian Automotive, Inc	53,142
1,278,423	*,n	Tesla, Inc	1,351,012
		TOTAL AUTOMOBILES & COMPONENTS	1,778,041

CAPITAL GOODS - 2.9%
452,569	*	Boeing Co	91,111
8,044,932		Carrier Global Corp	436,357
283,855		Deere & Co	97,331
434,521	*	Generac Holdings, Inc	152,917
948,338	*	Liberty Media Acquisition Corp	10,062
470,266		Roper Technologies Inc	231,305
1,059,107		Safran S.A.	129,659
		TOTAL CAPITAL GOODS	1,148,742

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
368,351	*	Cimpress plc	26,378
5,942,815	*	Clarivate Analytics plc	139,775
2,876,071		Experian Group Ltd	141,663
1,246,556		Waste Connections, Inc	169,868
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	477,684

CONSUMER DURABLES & APPAREL - 1.9%
860,637		Essilor International S.A.	183,209
3,146,702		Nike, Inc (Class B)	524,461
10,419,000		Prada S.p.A	66,716
		TOTAL CONSUMER DURABLES & APPAREL	774,386

CONSUMER SERVICES - 2.7%
149,507	*	Booking Holdings, Inc	358,702
1,937,866	*	Caesars Entertainment, Inc	181,249
5,246,177	*,e	Carnival Corp	105,553
168,858	*	Chipotle Mexican Grill, Inc (Class A)	295,206
486,275	*	Flutter Entertainment plc	77,794
316

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
508,551		Starbucks Corp	$59,485
		TOTAL CONSUMER SERVICES	1,077,989

DIVERSIFIED FINANCIALS - 3.1%
736,902		Capital One Financial Corp	106,917
2,554,131		Charles Schwab Corp	214,803
8,050,962	*	Grab Holdings Ltd.	32,606
1,084,500	e	iShares Russell 1000 Growth Index Fund	331,412
2,497,330		Morgan Stanley	245,138
1,191,512	*	Ribbit LEAP Ltd	11,844
625,449		S&P Global, Inc	295,168
		TOTAL DIVERSIFIED FINANCIALS	1,237,888

FOOD & STAPLES RETAILING - 2.3%
1,597,668		Costco Wholesale Corp	906,996
		TOTAL FOOD & STAPLES RETAILING	906,996

FOOD, BEVERAGE & TOBACCO - 1.1%
5,970,591		Davide Campari-Milano NV	87,125
3,842,858	*	Monster Beverage Corp	369,068
		TOTAL FOOD, BEVERAGE & TOBACCO	456,193

HEALTH CARE EQUIPMENT & SERVICES - 4.8%
1,068,111		Alcon, Inc	94,213
738,750	*	Align Technology, Inc	485,492
622,596		Cigna Corp	142,967
48,681		Cooper Cos, Inc	20,394
830,893	*	DexCom, Inc	446,148
939,399	*	Edwards Lifesciences Corp	121,699
733,621	*	Guardant Health, Inc	73,377
1,059,188	*,n	Intuitive Surgical, Inc	380,566
1,159,728	*,e	Oak Street Health, Inc	38,433
409,194	*	Veeva Systems, Inc	104,541
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,907,830

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
674,280		Estee Lauder Cos (Class A)	249,618
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	249,618

INSURANCE - 0.4%
2,551,549		American International Group, Inc	145,081
		TOTAL INSURANCE	145,081

MATERIALS - 1.2%
273,598		Linde plc	94,783
317

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
1,090,071		Sherwin-Williams Co	$383,879
		TOTAL MATERIALS	478,662

MEDIA & ENTERTAINMENT - 13.4%
481,895	*	Alphabet, Inc (Class A)	1,396,069
345,796	*	Alphabet, Inc (Class C)	1,000,592
2,251,182		Comcast Corp (Class A)	113,302
797,239		Electronic Arts, Inc	105,156
799,318	*	IAC	104,479
2,967,078	*	Match Group, Inc	392,396
4,914,784	*	Meta Platforms, Inc.	1,653,088
861,524	*	ROBLOX Corp	88,875
182,749	*	Roku, Inc	41,703
1,706,614		Tencent Holdings Ltd	99,583
2,123,797	*	Twitter, Inc	91,790
1,297,699	*	Vimeo, Inc	23,307
759,270	*	Walt Disney Co	117,603
1,672,196	*	ZoomInfo Technologies, Inc	107,355
		TOTAL MEDIA & ENTERTAINMENT	5,335,298

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.4%
1,098,870		AbbVie, Inc	148,787
491,165		AstraZeneca plc	57,353
3,275,605		AstraZeneca plc (ADR)	190,804
10,141,413	*	Avantor, Inc	427,359
447,880		Eli Lilly & Co	123,713
3,430,391	*	Horizon Therapeutics Plc	369,659
491,463	*	Illumina, Inc	186,972
2,700,081		Zoetis, Inc	658,901
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,163,548

RETAILING - 10.2%
794,412	*	Amazon.com, Inc	2,648,840
637,057	*	ASOS plc	20,617
953,350	*	Burlington Stores, Inc	277,911
1,068,474	*	CarMax, Inc	139,147
2,117,072	*	Coupang, Inc	62,200
1,170,008		eBay, Inc	77,806
25,713		Home Depot, Inc	10,671
565,825	*,e	Just Eat Takeaway.com NV (ADR)	6,088
136,233		Kering	109,307
1,659,114		Lowe’s Companies, Inc	428,848
3,591,320		TJX Companies, Inc	272,653
		TOTAL RETAILING	4,054,088
318

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.4%
1,944,324		Applied Materials, Inc	$305,959
911,541		Broadcom, Inc	606,548
582,941		Lam Research Corp	419,222
2,533,441		Marvell Technology, Inc	221,651
429,113		Monolithic Power Systems, Inc	211,694
4,828,682		NVIDIA Corp	1,420,164
666,337		NXP Semiconductors NV	151,778
1,460,856		QUALCOMM, Inc	267,147
1,160,505		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	139,620
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,743,783

SOFTWARE & SERVICES - 27.5%
446,535		Accenture plc	185,111
45,692	*,g	Adyen NV	119,941
1,411,004	*	Block Inc	227,891
468,046	*	Crowdstrike Holdings, Inc	95,832
630,574	*	DocuSign, Inc	96,043
292,469	*	EPAM Systems, Inc	195,501
1,194,474		Intuit, Inc	768,310
2,011,595	*	ironSource Ltd	15,570
5,582,500	*	ironSource Ltd	43,208
2,208,643		Mastercard, Inc (Class A)	793,610
12,155,604		Microsoft Corp	4,088,173
436,575	*	Palo Alto Networks, Inc	243,067
3,722,896	*	PayPal Holdings, Inc	702,064
3,372,712	*	Qualtrics International, Inc	119,394
3,956,135	*	salesforce.com, Inc	1,005,373
956,650	*	ServiceNow, Inc	620,971
700,311	*	Synopsys, Inc	258,065
1,072,705	*	Twilio, Inc	282,486
3,535,213		Visa, Inc (Class A)	766,116
525,754	*	Workday, Inc	143,625
628,910	*	Zscaler, Inc	202,088
		TOTAL SOFTWARE & SERVICES	10,972,439

TECHNOLOGY HARDWARE & EQUIPMENT - 5.0%
11,233,224		Apple, Inc	1,994,684
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,994,684

TELECOMMUNICATION SERVICES - 0.2%
1,174,365	g	Cellnex Telecom SAU	68,028
		TOTAL TELECOMMUNICATION SERVICES	68,028
319

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY			VALUE (000)
TRANSPORTATION - 1.4%
5,133,984	*	Uber Technologies, Inc			$215,268
1,375,743		Union Pacific Corp			346,591
		TOTAL TRANSPORTATION			561,859

		TOTAL COMMON STOCKS			39,532,837
		(Cost $29,912,433)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 0.4%

GOVERNMENT AGENCY DEBT - 0.2%
$4,470,000		Federal Farm Credit Bank (FFCB)	0.000%	01/05/22	4,470
33,970,000		Federal Home Loan Bank (FHLB)	0.000	01/21/22	33,970
10,000,000		FHLB	0.000	02/18/22	9,999
38,561,000		Tennessee Valley Authority (TVA)	0.000	01/12/22	38,561
		TOTAL GOVERNMENT AGENCY DEBT			87,000

TREASURY DEBT - 0.0%
8,345,000		United States Treasury Note	2.250	04/15/22	8,395
		TOTAL TREASURY DEBT			8,395

SHARES		COMPANY
INVESTMENT IN REGISTERED INVESTMENT COMPANIES - 0.2%
65,478,995	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030		65,479
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			65,479

		TOTAL SHORT-TERM INVESTMENTS			160,874
		(Cost $160,875)
		TOTAL INVESTMENTS - 99.6%			39,693,711
		(Cost $30,073,308)
		OTHER ASSETS & LIABILITIES, NET - 0.4%			150,153
		NET ASSETS - 100.0%			$39,843,864

ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $154,370,834.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/21, the aggregate value of these securities is $187,969,626 or 0.5% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Cost amounts are in thousands.
320

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

Written options outstanding as of December 31, 2021 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Intuitive Surgical, Inc, Put	615	$(897)	$320.00	01/21/22	$(122)
Tesla, Inc, Call	477	(942)	1,300.00	01/21/22	(339)
Tesla, Inc, Put	477	(1,807)	900.00	01/21/22	(481)
Total	1,569	(3,646)			$(942)
321

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND

EQUITY INDEX ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2021

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 2.4%
49,971	*	Adient plc	$2,393
60,325	*	American Axle & Manufacturing Holdings, Inc	563
142,468	*	Aptiv plc	23,500
14,947	*	Arcimoto, Inc	116
131,607		BorgWarner, Inc	5,932
43,545	*,e	Canoo, Inc	336
12,534	*	Cooper-Standard Holding, Inc	281
76,541		Dana Inc	1,747
12,642	*	Dorman Products, Inc	1,429
86,619	*,e	Fisker, Inc	1,363
2,113,987		Ford Motor Co	43,908
23,054	*	Fox Factory Holding Corp	3,921
734,131	*	General Motors Co	43,042
119,427		Gentex Corp	4,162
18,149	*	Gentherm, Inc	1,577
150,840	*	Goodyear Tire & Rubber Co	3,216
87,213		Harley-Davidson, Inc	3,287
12,667		LCI Industries, Inc	1,974
32,974		Lear Corp	6,033
61,192	*	Lordstown Motors Corp	211
36,302	*	Modine Manufacturing Co	366
13,147	*	Motorcar Parts of America, Inc	224
12,396		Patrick Industries, Inc	1,000
111,576	*	QuantumScape Corp	2,476
76,576	*	Rivian Automotive, Inc	7,940
11,405		Standard Motor Products, Inc	597
20,247	*	Stoneridge, Inc	400
38,574	*	Tenneco, Inc	436
432,832	*	Tesla, Inc	457,408
29,413		Thor Industries, Inc	3,052
16,494	*	Visteon Corp	1,833
17,654		Winnebago Industries, Inc	1,323
67,449	*,e	Workhorse Group, Inc	294
9,934	*	XPEL, Inc	678
		TOTAL AUTOMOBILES & COMPONENTS	627,018

BANKS - 4.2%
12,408		1st Source Corp	615
7,958		Allegiance Bancshares, Inc	336
12,491		Amerant Bancorp Inc	432
5,882		American National Bankshares, Inc	222
38,500		Ameris Bancorp	1,913
8,940		Arrow Financial Corp	315
85,309		Associated Banc-Corp	1,927
14,762	*	Atlantic Capital Bancshares, Inc	425
42,326		Atlantic Union Bankshares Corp	1,578
322

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
31,941	*	Axos Financial, Inc	$1,786
31,112		Banc of California, Inc	610
11,574		Bancfirst Corp	817
3,732	e	Bank First Corp	270
3,852,559		Bank of America Corp	171,400
23,380		Bank of Hawaii Corp	1,958
7,728		Bank of Marin Bancorp	288
27,371		Bank of NT Butterfield & Son Ltd	1,043
68,657		Bank OZK	3,195
50,841		BankUnited	2,151
18,925		Banner Corp	1,148
11,016		Bar Harbor Bankshares	319
26,834		Berkshire Hills Bancorp, Inc	763
15,941		BOK Financial Corp	1,682
54,590		Brookline Bancorp, Inc	884
12,987		Bryn Mawr Bank Corp	585
6,436		Business First Bancshares, Inc	182
5,576		Byline Bancorp, Inc	153
107,871		Cadence BanCorp	3,213
2,502		Cambridge Bancorp	234
11,436		Camden National Corp	551
9,158		Capital City Bank Group, Inc	242
33,828		Capitol Federal Financial	383
5,956		Capstar Financial Holdings, Inc	125
14,623	*	Carter Bankshares, Inc	225
40,414		Cathay General Bancorp	1,737
12,633		CBTX, Inc	366
21,511		Central Pacific Financial Corp	606
54,177		CIT Group, Inc	2,781
1,057,973		Citigroup, Inc	63,891
9,568		Citizens & Northern Corp	250
233,465		Citizens Financial Group, Inc	11,031
10,955		City Holding Co	896
7,262		Civista Bancshares, Inc	177
9,772		CNB Financial Corp	259
39,274		Columbia Banking System, Inc	1,285
33,673	*	Columbia Financial, Inc	702
76,653		Comerica, Inc	6,669
58,578		Commerce Bancshares, Inc	4,027
29,222		Community Bank System, Inc	2,176
1,585		Community Trust Bancorp, Inc	69
21,722		ConnectOne Bancorp, Inc	711
29,153	*	CrossFirst Bankshares, Inc	455
31,366		Cullen/Frost Bankers, Inc	3,954
19,196	*	Customers Bancorp, Inc	1,255
75,634		CVB Financial Corp	1,619
19,153		Dime Community Bancshares, Inc	673
17,266		Eagle Bancorp, Inc	1,007
77,531		East West Bancorp, Inc	6,100
94,260		Eastern Bankshares, Inc	1,901
6,481		Enterprise Bancorp, Inc	291
16,077		Enterprise Financial Services Corp	757
7,477		Equity Bancshares, Inc	254
53,471		Essent Group Ltd	2,435
323

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
18,150		Farmers National Banc Corp	$337
13,107		FB Financial Corp	574
1,343		Federal Agricultural Mortgage Corp (FAMC)	166
373,551		Fifth Third Bancorp	16,268
10,211		Financial Institutions, Inc	325
114,850		First Bancorp	1,583
15,371		First Bancorp	703
6,485		First Bancorp, Inc	204
6,018		First Bancshares, Inc	232
26,747		First Busey Corp	725
3,317	e	First Citizens Bancshares, Inc (Class A)	2,753
52,091		First Commonwealth Financial Corp	838
12,139		First Community Bancshares, Inc	406
52,485		First Financial Bancorp	1,280
70,877		First Financial Bankshares, Inc	3,603
8,330		First Financial Corp	377
19,660		First Foundation, Inc	489
71,845		First Hawaiian, Inc	1,964
308,284		First Horizon National Corp	5,034
4,089		First Internet Bancorp	192
18,329		First Interstate Bancsystem, Inc	745
29,933		First Merchants Corp	1,254
7,120		First Mid-Illinois Bancshares, Inc	305
63,811		First Midwest Bancorp, Inc	1,307
15,462		First of Long Island Corp	334
92,712		First Republic Bank	19,146
17,270		Flagstar Bancorp, Inc	828
20,105		Flushing Financial Corp	489
181,165		FNB Corp	2,198
84,379		Fulton Financial Corp	1,434
14,703		German American Bancorp, Inc	573
63,141		Glacier Bancorp, Inc	3,580
7,809		Great Southern Bancorp, Inc	463
30,231		Great Western Bancorp, Inc	1,027
1,346		Guaranty Bancshares, Inc	51
47,878		Hancock Whitney Corp	2,395
23,963		Hanmi Financial Corp	567
16,668		HarborOne Northeast Bancorp, Inc	247
13,408		Heartland Financial USA, Inc	679
25,661		Heritage Commerce Corp	306
22,188		Heritage Financial Corp	542
35,248		Hilltop Holdings, Inc	1,239
997		Hingham Institution for Savings	419
4,264		Home Bancorp, Inc	177
81,882		Home Bancshares, Inc	1,994
15,022		HomeStreet, Inc	781
13,541		HomeTrust Bancshares, Inc	420
64,875		Hope Bancorp, Inc	954
23,268		Horizon Bancorp	485
6,001	*	Howard Bancorp, Inc	131
768,669		Huntington Bancshares, Inc	11,853
25,003		Independent Bank Corp (MA)	2,039
17,558		Independent Bank Corp (MI)	419
20,253		Independent Bank Group, Inc	1,461
324

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
29,344		International Bancshares Corp	$1,244
129,084		Investors Bancorp, Inc	1,956
1,574,258		JPMorgan Chase & Co	249,284
39,857		Kearny Financial Corp	528
490,546		Keycorp	11,346
32,502		Lakeland Bancorp, Inc	617
13,317		Lakeland Financial Corp	1,067
14,926		Live Oak Bancshares, Inc	1,303
70,925		M&T Bank Corp	10,893
19,210		Macatawa Bank Corp	169
12,428		Mercantile Bank Corp	435
5,375		Merchants Bancorp	254
20,574		Meta Financial Group, Inc	1,227
10,190		Metrocity Bankshares, Inc	281
4,420	*	Metropolitan Bank Holding Corp	471
136,986		MGIC Investment Corp	1,975
10,800		Midland States Bancorp, Inc	268
7,821		MidWestOne Financial Group, Inc	253
21,883	*	Mr Cooper Group, Inc	911
5,369		MVB Financial Corp	223
19,324		National Bank Holdings Corp	849
23,025		NBT Bancorp, Inc	887
189,764		New York Community Bancorp, Inc	2,317
6,480	*	Nicolet Bankshares, Inc	556
38,864	*	NMI Holdings, Inc	849
33,024		Northfield Bancorp, Inc	534
5,019		Northrim BanCorp, Inc	218
31,953		Northwest Bancshares, Inc	452
30,487		OceanFirst Financial Corp	677
33,903		OFG Bancorp	900
60,802		Old National Bancorp	1,102
21,667		Old Second Bancorp, Inc	273
11,057		Origin Bancorp, Inc	475
5,318		Orrstown Financial Services, Inc	134
51,153		Pacific Premier Bancorp, Inc	2,048
66,007		PacWest Bancorp	2,982
7,855		Park National Corp	1,079
13,465		PCSB Financial Corp	256
11,582		Peapack Gladstone Financial Corp	410
9,684		PennyMac Financial Services, Inc	676
17,527		Peoples Bancorp, Inc	558
5,712		Peoples Financial Services Corp	301
233,553		People’s United Financial, Inc	4,162
41,191		Pinnacle Financial Partners, Inc	3,934
226,179		PNC Financial Services Group, Inc	45,353
38,321		Popular, Inc	3,144
8,859		Preferred Bank	636
20,188		Premier Financial Corp	624
8,140		Primis Financial Corp	122
41,648		Prosperity Bancshares, Inc	3,011
6,589		Provident Bancorp Inc	123
41,409		Provident Financial Services, Inc	1,003
8,729		QCR Holdings, Inc	489
73,149		Radian Group, Inc	1,546
325

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
9,265		RBB Bancorp	$243
507,710		Regions Financial Corp	11,068
4,712		Reliant Bancorp Inc	167
30,881		Renasant Corp	1,172
6,104		Republic Bancorp, Inc (Class A)	310
34,776	*	Republic First Bancorp, Inc	129
74,318	e	Rocket Cos, Inc	1,040
25,676		S&T Bancorp, Inc	809
22,606		Sandy Spring Bancorp, Inc	1,087
28,631		Seacoast Banking Corp of Florida	1,013
24,631		ServisFirst Bancshares, Inc	2,092
8,919		Sierra Bancorp	242
31,566		Signature Bank	10,211
12,494	*	Silvergate Capital Corp	1,852
55,218		Simmons First National Corp (Class A)	1,633
5,382		SmartFinancial, Inc	147
38,679		South State Corp	3,099
4,079	*	Southern First Bancshares, Inc	255
4,139		Southern Missouri Bancorp, Inc	216
20,042		Southside Bancshares, Inc	838
104,925		Sterling Bancorp	2,706
11,262		Stock Yards Bancorp, Inc	719
6,101		Summit Financial Group, Inc	167
30,063	*	SVB Financial Group	20,390
85,330		Synovus Financial Corp	4,085
27,678	*	Texas Capital Bancshares, Inc	1,668
34,383		TFS Financial Corp	614
35,393	*	The Bancorp, Inc	896
7,797		Tompkins Financial Corp	652
36,656		Towne Bank	1,158
19,212		Trico Bancshares	825
16,178	*	Tristate Capital Holdings, Inc	490
10,668	*	Triumph Bancorp, Inc	1,270
717,597		Truist Financial Corp	42,015
14,208		TrustCo Bank Corp NY	473
34,442		Trustmark Corp	1,118
23,900		UMB Financial Corp	2,536
117,477		Umpqua Holdings Corp	2,260
68,198		United Bankshares, Inc	2,474
43,715		United Community Banks, Inc	1,571
19,117		Univest Financial Corp	572
717,419		US Bancorp	40,297
23,393	e	UWM Holdings Corp	138
218,557		Valley National Bancorp	3,005
22,054		Veritex Holdings, Inc	877
15,960		Walker & Dunlop, Inc	2,408
39,374		Washington Federal, Inc	1,314
10,818		Washington Trust Bancorp, Inc	610
19,189		Waterstone Financial, Inc	419
51,153		Webster Financial Corp	2,856
2,139,804		Wells Fargo & Co	102,668
35,637		WesBanco, Inc	1,247
11,970		West Bancorporation, Inc	372
14,217		Westamerica Bancorporation	821
326

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
55,378		Western Alliance Bancorp	$5,961
31,127		Wintrust Financial Corp	2,827
25,658		WSFS Financial Corp	1,286
90,905		Zions Bancorporation	5,742
		TOTAL BANKS	1,085,714

CAPITAL GOODS - 5.8%
310,277		3M Co	55,115
72,697		A.O. Smith Corp	6,241
21,498		Aaon, Inc	1,708
23,226	*	AAR Corp	907
19,422		Acuity Brands, Inc	4,112
31,531		Advanced Drainage Systems, Inc	4,292
76,752	*	Aecom Technology Corp	5,937
39,078		Aerojet Rocketdyne Holdings, Inc	1,827
12,268	*	Aerovironment, Inc	761
34,274		AGCO Corp	3,976
56,080		Air Lease Corp	2,480
5,427		Alamo Group, Inc	799
16,794		Albany International Corp (Class A)	1,485
49,318		Allegion plc	6,532
6,739		Allied Motion Technologies, Inc	246
39,511		Allison Transmission Holdings, Inc	1,436
35,359		Altra Industrial Motion Corp	1,823
13,776	*	Ameresco, Inc	1,122
15,290	*	American Superconductor Corp	166
10,171	*	American Woodmark Corp	663
122,153		Ametek, Inc	17,961
98,441	*	API Group Corp	2,537
13,802		Apogee Enterprises, Inc	665
21,181		Applied Industrial Technologies, Inc	2,175
26,444		Arcosa, Inc	1,394
10,471		Argan, Inc	405
26,334		Armstrong World Industries, Inc	3,058
69,116	*	Array Technologies, Inc	1,084
15,250		Astec Industries, Inc	1,056
15,755	*	Astronics Corp	189
23,836	*	Atkore International Group, Inc	2,650
35,579	*	Axon Enterprise, Inc	5,586
60,195	*	AZEK Co, Inc	2,783
13,571		AZZ, Inc	750
30,289	*	Babcock & Wilcox Enterprises, Inc	273
25,595		Barnes Group, Inc	1,193
30,067	*	Beacon Roofing Supply, Inc	1,724
19,926	*,e	Blink Charging Co	528
75,992	*	Bloom Energy Corp	1,667
3,946	*	Blue Bird Corp	62
4,896	*	BlueLinx Holdings, Inc	469
288,542	*	Boeing Co	58,089
21,496		Boise Cascade Co	1,531
95,274	*	Builders FirstSource, Inc	8,166
52,184		BWX Technologies, Inc	2,499
14,163		Caesarstone Sdot-Yam Ltd	161
25,553		Carlisle Cos, Inc	6,340
327

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
459,824		Carrier Global Corp	$24,941
290,870		Caterpillar, Inc	60,134
120,169	*,e	ChargePoint Holdings, Inc	2,289
19,930	*	Chart Industries, Inc	3,179
12,045	*	CIRCOR International, Inc	327
64,286	*	Colfax Corp	2,955
14,727		Columbus McKinnon Corp	681
19,457		Comfort Systems USA, Inc	1,925
11,212	*	Construction Partners Inc	330
18,969	*	Core & Main, Inc	576
29,151	*	Cornerstone Building Brands, Inc	508
27,810		Crane Co	2,829
7,468		CSW Industrials, Inc	903
76,393		Cummins, Inc	16,664
22,308		Curtiss-Wright Corp	3,093
149,043		Deere & Co	51,105
62,846	*,e	Desktop Metal, Inc	311
63,656		Donaldson Co, Inc	3,772
16,771		Douglas Dynamics, Inc	655
75,978		Dover Corp	13,798
8,048	*	Ducommun, Inc	376
11,117	*	DXP Enterprises, Inc	285
16,954	*	Dycom Industries, Inc	1,590
211,074		Eaton Corp	36,478
28,208		EMCOR Group, Inc	3,593
323,910		Emerson Electric Co	30,114
10,981		Encore Wire Corp	1,571
24,905	*	Energy Recovery, Inc	535
32,971		Enerpac Tool Group Corp	669
25,301		EnerSys	2,000
11,263		EnPro Industries, Inc	1,240
23,158	*,e	Eos Energy Enterprises, Inc	174
13,003		ESCO Technologies, Inc	1,170
2,576	*,e	EVI Industries, Inc	80
63,155	*	Evoqua Water Technologies Corp	2,953
306,228		Fastenal Co	19,617
32,884		Federal Signal Corp	1,425
71,435		Flowserve Corp	2,186
77,505	*	Fluor Corp	1,920
174,063		Fortive Corp	13,279
75,096		Fortune Brands Home & Security, Inc	8,028
25,145		Franklin Electric Co, Inc	2,378
176,294	*,e	FuelCell Energy, Inc	917
30,738	*	Gates Industrial Corp plc	489
19,270		GATX Corp	2,008
33,699	*	Generac Holdings, Inc	11,859
131,218		General Dynamics Corp	27,355
588,679		General Electric Co	55,613
17,907	*	Gibraltar Industries, Inc	1,194
9,938		Global Industrial Co	406
23,326	*	GMS, Inc	1,402
12,385	e	Gorman-Rupp Co	552
85,810		Graco, Inc	6,918
95,580		GrafTech International Ltd	1,131
328

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
24,972		Granite Construction, Inc	$966
44,924	*	Great Lakes Dredge & Dock Corp	706
19,838		Greenbrier Cos, Inc	910
20,793		Griffon Corp	592
17,554		H&E Equipment Services, Inc	777
24,611		HEICO Corp	3,549
43,210		HEICO Corp (Class A)	5,553
16,194		Helios Technologies, Inc	1,703
13,619		Herc Holdings, Inc	2,132
48,986	*	Hexcel Corp	2,538
41,016		Hillenbrand, Inc	2,132
372,087		Honeywell International, Inc	77,584
215,275		Howmet Aerospace, Inc	6,852
30,217		Hubbell, Inc	6,293
17,907		Huntington Ingalls	3,344
20,974	*	Hydrofarm Holdings Group, Inc	593
63,978	*,e	Hyliion Holdings Corp	397
7,224		Hyster-Yale Materials Handling, Inc	297
223,148	*,e	Ideanomics Inc	268
39,537		IDEX Corp	9,343
5,334	*	IES Holdings, Inc	270
167,345		Illinois Tool Works, Inc	41,301
219,998		Ingersoll Rand, Inc	13,611
13,472		Insteel Industries, Inc	536
46,862		ITT, Inc	4,789
45,832	*	JELD-WEN Holding, Inc	1,208
16,888		John Bean Technologies Corp	2,593
380,121		Johnson Controls International plc	30,908
5,348		Kadant, Inc	1,233
15,070		Kaman Corp	650
45,625		Kennametal, Inc	1,638
66,946	*	Kratos Defense & Security Solutions, Inc	1,299
104,833		L3Harris Technologies, Inc	22,355
4,456	*	Lawson Products, Inc	244
18,711		Lennox International, Inc	6,069
28,514		Lincoln Electric Holdings, Inc	3,977
5,950		Lindsay Corp	904
132,233		Lockheed Martin Corp	46,997
17,575		Luxfer Holdings plc	339
22,630	*	Manitowoc Co, Inc	421
126,078		Masco Corp	8,853
13,395	*	Masonite International Corp	1,580
31,664	*	Mastec, Inc	2,922
19,934	*	Matrix Service Co	150
38,365		Maxar Technologies, Inc	1,133
13,177		McGrath RentCorp	1,058
30,340	*	Mercury Systems, Inc	1,671
34,734	*	Meritor, Inc	861
30,281	*	Middleby Corp	5,958
7,280		Miller Industries, Inc	243
15,909		Moog, Inc (Class A)	1,288
43,932	*	MRC Global, Inc	302
25,456		MSC Industrial Direct Co (Class A)	2,140
21,110		Mueller Industries, Inc	1,253
329

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
85,916		Mueller Water Products, Inc (Class A)	$1,237
10,993	*	MYR Group, Inc	1,215
3,534		National Presto Industries, Inc	290
109,431	*,e	Nikola Corp	1,080
19,066	*	NN, Inc	78
30,222		Nordson Corp	7,715
78,907		Northrop Grumman Corp	30,543
6,891	*	Northwest Pipe Co	219
78,206	*	NOW, Inc	668
5,211	*	NV5 Global Inc	720
87,536		nVent Electric plc	3,326
2,354	e	Omega Flex, Inc	299
38,204		Oshkosh Corp	4,306
230,670		Otis Worldwide Corp	20,084
52,288		Owens Corning, Inc	4,732
182,332		PACCAR, Inc	16,093
35,158	*	PAE, Inc	349
14,228		Park Aerospace Corp	188
68,108		Parker-Hannifin Corp	21,667
6,136		Park-Ohio Holdings Corp	130
12,058	*	Parsons Corp	406
88,369		Pentair plc	6,454
36,380	*	PGT Innovations, Inc	818
274,975	*	Plug Power, Inc	7,763
7,077		Powell Industries, Inc	209
1,801		Preformed Line Products Co	117
28,783		Primoris Services Corp	690
15,505	*	Proto Labs, Inc	796
25,291		Quanex Building Products Corp	627
75,730		Quanta Services, Inc	8,683
798,644		Raytheon Technologies Corp	68,731
13,498	*	RBC Bearings, Inc	2,726
36,333		Regal-Beloit Corp	6,183
82,950	*	Resideo Technologies, Inc	2,159
8,757		REV Group, Inc	124
61,336		Rockwell Automation, Inc	21,397
67,835	*,e	Romeo Power, Inc	248
55,116		Roper Technologies Inc	27,109
22,440		Rush Enterprises, Inc (Class A)	1,249
6,895		Rush Enterprises, Inc (Class B)	372
88,808	*	Sensata Technologies Holding plc	5,479
50,036	*	Shoals Technologies Group, Inc	1,216
18,886		Shyft Group, Inc	928
23,778		Simpson Manufacturing Co, Inc	3,307
24,415	*	SiteOne Landscape Supply, Inc	5,915
28,698		Snap-On, Inc	6,181
59,911		Spirit Aerosystems Holdings, Inc (Class A)	2,582
23,935	*	SPX Corp	1,428
23,001		SPX FLOW, Inc	1,989
8,333		Standex International Corp	922
86,148		Stanley Black & Decker, Inc	16,249
34,176	*,e	Stem, Inc	648
18,886	*	Sterling Construction Co, Inc	497
109,516	*	Sunrun, Inc	3,756
330

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
10,075		Tennant Co	$817
35,787		Terex Corp	1,573
26,155		Textainer Group Holdings Ltd	934
117,431		Textron, Inc	9,066
24,419	*	Thermon Group Holdings	413
35,263		Timken Co	2,443
27,553	*	Titan International, Inc	302
11,613	*	Titan Machinery, Inc	391
54,608		Toro Co	5,456
19,490	*	TPI Composites, Inc	292
126,114		Trane Technologies plc	25,479
3,856	*	Transcat Inc	356
28,405	*	TransDigm Group, Inc	18,074
63,333	*	Trex Co, Inc	8,552
47,350		Trinity Industries, Inc	1,430
28,650		Triton International Ltd	1,726
32,779	*	Triumph Group, Inc	607
27,269	*	Tutor Perini Corp	337
31,994		UFP Industries, Inc	2,944
38,527	*	United Rentals, Inc	12,802
91,890	*	Univar Solutions Inc	2,605
10,628		Valmont Industries, Inc	2,662
7,860	*	Vectrus, Inc	360
7,828	*	Veritiv Corp	960
154,466		Vertiv Holdings Co	3,857
12,845	*	Vicor Corp	1,631
46,216	*,e	View, Inc	181
96,965	*	Virgin Galactic Holdings, Inc	1,297
24,542		W.W. Grainger, Inc	12,719
28,077		Wabash National Corp	548
17,942		Watsco, Inc	5,614
12,667		Watts Water Technologies, Inc (Class A)	2,460
50,259	*	Welbilt, Inc	1,195
24,302	*	WESCO International, Inc	3,198
94,532		Westinghouse Air Brake Technologies Corp	8,707
3,392	*	Willis Lease Finance Corp	128
98,203	*	WillScot Mobile Mini Holdings Corp	4,011
30,482		Woodward Inc	3,337
95,020		Xylem, Inc	11,395
65,462		Zurn Water Solutions Corp	2,383
		TOTAL CAPITAL GOODS	1,482,525

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
40,285		ABM Industries, Inc	1,646
37,820	*	Acacia Research (Acacia Technologies)	194
5,587		ACCO Brands Corp	46
86,801		ADT, Inc	730
27,574	*	ASGN Inc	3,403
5,145		Barrett Business Services, Inc	355
73,456		Booz Allen Hamilton Holding Co	6,228
22,496		Brady Corp (Class A)	1,213
16,522	*	BrightView Holdings, Inc	233
26,557	e	Brink’s Co	1,741
12,641	*	CACI International, Inc (Class A)	3,403
331

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
26,846	*	Casella Waste Systems, Inc (Class A)	$2,293
27,294	*	CBIZ, Inc	1,068
18,496	*	Ceco Environmental Corp	115
8,021	*	Cimpress plc	574
45,866		Cintas Corp	20,326
226,376	*	Clarivate Analytics plc	5,324
27,814	*	Clean Harbors, Inc	2,775
111,447	*	Copart, Inc	16,898
49,610	*	CoreCivic, Inc	495
209,279	*	CoStar Group, Inc	16,539
3,881		CRA International, Inc	362
22,984		Deluxe Corp	738
20,676	*	Driven Brands Holdings, Inc	695
87,944	*	Dun & Bradstreet Holdings, Inc	1,802
20,052		Ennis, Inc	392
64,659		Equifax, Inc	18,932
28,338		Exponent, Inc	3,308
15,944	*	First Advantage Corp	304
7,582	*	Forrester Research, Inc	445
7,620	*	Franklin Covey Co	353
18,215	*	FTI Consulting, Inc	2,795
42,732	*	Harsco Corp	714
40,910		Healthcare Services Group	728
14,300		Heidrick & Struggles International, Inc	625
8,893	*	Heritage-Crystal Clean, Inc	285
37,280		Herman Miller, Inc	1,461
23,758		HNI Corp	999
15,850	*	Huron Consulting Group, Inc	791
74,086	*	IAA, Inc	3,750
10,095		ICF International, Inc	1,035
197,078		IHS Markit Ltd	26,196
19,828		Insperity, Inc	2,342
44,581		Interface, Inc	711
67,582		Jacobs Engineering Group, Inc	9,409
67,918	*	KAR Auction Services, Inc	1,061
77,169		KBR, Inc	3,675
20,372		Kelly Services, Inc (Class A)	342
11,207		Kforce, Inc	843
25,171		Kimball International, Inc (Class B)	258
29,134		Korn/Ferry International	2,206
10,217	*,e	Legalzoom.com, Inc	164
77,553		Leidos Holdings, Inc	6,895
31,415		Manpower, Inc	3,058
14,965		Mantech International Corp (Class A)	1,091
16,885		Matthews International Corp (Class A)	619
13,300	*	Mistras Group, Inc	99
12,017	*	Montrose Environmental Group, Inc	847
19,573		MSA Safety, Inc	2,955
196,358		Nielsen NV	4,027
4,961		NL Industries, Inc	37
95,984		Pitney Bowes, Inc	636
111,211		Republic Services, Inc	15,508
20,546		Resources Connection, Inc	367
57,365		Robert Half International, Inc	6,397
332

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
127,813		Rollins, Inc	$4,373
38,672	*	RR Donnelley & Sons Co	436
32,160		Science Applications International Corp	2,688
12,140	*	SP Plus Corp	343
61,807		Steelcase, Inc (Class A)	724
49,051	*	Stericycle, Inc	2,925
29,513		Tetra Tech, Inc	5,011
100,803		TransUnion	11,953
22,121	*	TriNet Group, Inc	2,107
19,072	*	TrueBlue, Inc	528
8,983		Unifirst Corp	1,890
63,645	*	Upwork, Inc	2,174
16,280	*	US Ecology, Inc	520
84,768		Verisk Analytics, Inc	19,389
15,178	*	Viad Corp	650
5,586		VSE Corp	340
223,885		Waste Management, Inc	37,366
5,398	*	Willdan Group, Inc	190
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	309,463

CONSUMER DURABLES & APPAREL - 1.4%
15,286		Acushnet Holdings Corp	811
9,880	*	American Outdoor Brands, Inc	197
35,953	*,e	AMMO, Inc	196
21,459	*	Beazer Homes USA, Inc	498
38,863		Brunswick Corp	3,915
63,158	*	Callaway Golf Co	1,733
80,799	*	Capri Holdings Ltd	5,245
23,650		Carter’s, Inc	2,394
5,040	*	Cavco Industries, Inc	1,601
13,611		Century Communities, Inc	1,113
14,289		Clarus Corp	396
21,656		Columbia Sportswear Co	2,110
31,668	*	Crocs, Inc	4,060
14,122	*	Deckers Outdoor Corp	5,173
174,121		DR Horton, Inc	18,883
7,865		Escalade, Inc	124
18,783		Ethan Allen Interiors, Inc	494
31,215	*	Fossil Group, Inc	321
79,850		Garmin Ltd	10,873
154,338	*,e	Genius Brands International, Inc	162
24,084	*	G-III Apparel Group Ltd	666
74,136	*	GoPro, Inc	764
16,535	*	Green Brick Partners, Inc	502
6,360	e	Hamilton Beach Brands Holding Co	91
156,073		Hanesbrands, Inc	2,610
67,084		Hasbro, Inc	6,828
21,061	*,e	Hayward Holdings, Inc	552
13,347	*	Helen of Troy Ltd	3,263
7,913		Hooker Furniture Corp	184
2,792	*	Hovnanian Enterprises, Inc	355
13,822		Installed Building Products, Inc	1,931
15,263	*	iRobot Corp	1,006
3,583		Johnson Outdoors, Inc	336
333

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
36,885		KB Home	$1,650
30,075		Kontoor Brands, Inc	1,541
12,660	*,e	Latham Group, Inc	317
25,091		La-Z-Boy, Inc	911
73,033		Leggett & Platt, Inc	3,006
149,149		Lennar Corp (Class A)	17,325
2,824		Lennar Corp (Class B)	270
12,635	*	LGI Homes, Inc	1,952
7,210		Lifetime Brands, Inc	115
5,568	*	Lovesac Co	369
60,026	*	Lululemon Athletica, Inc	23,497
15,593	*	M/I Homes, Inc	970
13,092	*	Malibu Boats, Inc	900
8,407		Marine Products Corp	105
13,690	*	MasterCraft Boat Holdings, Inc	388
167,123	*	Mattel, Inc	3,603
23,210		MDC Holdings, Inc	1,296
17,632	*	Meritage Homes Corp	2,152
28,443	*	Mohawk Industries, Inc	5,182
11,320		Movado Group, Inc	474
17,631	*,e	Nautilus, Inc	108
207,669		Newell Brands Inc	4,535
664,586		Nike, Inc (Class B)	110,767
1,755	*	NVR, Inc	10,370
8,770		Oxford Industries, Inc	890
145,284	*	Peloton Interactive, Inc	5,195
5,912	*,e	PLBY Group, Inc	158
32,179		Polaris Inc	3,537
134,770		Pulte Homes, Inc	7,703
27,406	*	Purple Innovation, Inc	364
40,092		PVH Corp	4,276
25,991		Ralph Lauren Corp	3,089
3,738		Rocky Brands, Inc	149
72,360	*	Skechers U.S.A., Inc (Class A)	3,140
28,672	*	Skyline Champion Corp	2,265
29,016		Smith & Wesson Brands, Inc	516
67,337	*	Sonos, Inc	2,007
44,766		Steven Madden Ltd	2,080
9,374		Sturm Ruger & Co, Inc	638
5,163		Superior Uniform Group, Inc	113
153,327		Tapestry, Inc	6,225
52,524	*	Taylor Morrison Home Corp	1,836
99,972		Tempur Sealy International, Inc	4,702
61,714		Toll Brothers, Inc	4,467
18,124	*	TopBuild Corp	5,001
12,158	*	Traeger, Inc	148
47,835	*	TRI Pointe Homes, Inc	1,334
28,980	*	Tupperware Brands Corp	443
110,698	*	Under Armour, Inc (Class A)	2,346
110,542	*	Under Armour, Inc (Class C)	1,994
10,905	*	Unifi, Inc	252
10,485	*	Universal Electronics, Inc	427
16,444	*	Vera Bradley, Inc	140
177,722		VF Corp	13,013
334

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
29,556	*	Vista Outdoor, Inc	$1,362
11,097	*	VOXX International Corp (Class A)	113
32,024	*,e	Vuzix Corp	278
31,427		Whirlpool Corp	7,375
48,726		Wolverine World Wide, Inc	1,404
46,993	*	YETI Holdings, Inc	3,892
		TOTAL CONSUMER DURABLES & APPAREL	364,062

CONSUMER SERVICES - 2.2%
36,774	*	2U, Inc	738
25,118	*	Accel Entertainment, Inc	327
29,568	*	Adtalem Global Education, Inc	874
12,233	*	American Public Education, Inc	272
125,887		ARAMARK Holdings Corp	4,639
17,816	*	Bally’s Corp	678
769	*	Biglari Holdings, Inc (B Shares)	110
15,173	*	BJ’s Restaurants, Inc	524
44,145	*	Bloomin’ Brands, Inc	926
8,897	*	Bluegreen Vacations Holding Corp	312
22,027	*	Booking Holdings, Inc	52,848
43,510	*	Boyd Gaming Corp	2,853
33,375	*	Bright Horizons Family Solutions	4,201
25,489	*	Brinker International, Inc	933
109,557	*	Caesars Entertainment, Inc	10,247
468,051	*,e	Carnival Corp	9,417
11,838		Carriage Services, Inc	763
27,792		Carrols Restaurant Group, Inc	82
16,727	*	Century Casinos, Inc	204
23,639	*	Cheesecake Factory	925
76,982	*	Chegg, Inc	2,363
14,793	*	Chipotle Mexican Grill, Inc (Class A)	25,862
19,126		Choice Hotels International, Inc	2,983
20,586		Churchill Downs, Inc	4,959
12,474	*	Chuy’s Holdings, Inc	376
31,100	*	Coursera, Inc	760
12,944		Cracker Barrel Old Country Store, Inc	1,665
71,457		Darden Restaurants, Inc	10,764
23,587	*	Dave & Buster’s Entertainment, Inc	906
23,487		Del Taco Restaurants, Inc	292
41,277	*	Denny’s Corp	660
8,713		Dine Brands Global Inc.	661
18,765		Domino’s Pizza, Inc	10,590
166,848	*,e	DraftKings, Inc	4,583
14,501	*	El Pollo Loco Holdings, Inc	206
45,885	*	Everi Holdings, Inc	980
78,395	*	Expedia Group, Inc	14,168
20,469	*	Fiesta Restaurant Group, Inc	225
45,952	*	frontdoor, Inc	1,684
13,690	*	GAN Ltd	126
7,389	*	Golden Entertainment, Inc	373
17,420	*	Golden Nugget Online Gaming, Inc	173
2,114		Graham Holdings Co	1,331
20,931	*	Grand Canyon Education, Inc	1,794
70,397		H&R Block, Inc	1,659
335

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
49,665	*	Hilton Grand Vacations, Inc	$2,588
147,072	*	Hilton Worldwide Holdings, Inc	22,942
76,812	*	Houghton Mifflin Harcourt Co	1,237
24,452	*	Hyatt Hotels Corp	2,345
54,564		International Game Technology plc	1,577
12,544		Jack in the Box, Inc	1,097
181,736	*	Las Vegas Sands Corp	6,841
62,559		Laureate Education, Inc	766
20,784	*	Life Time Group Holdings, Inc	358
10,890	*	Lindblad Expeditions Holdings, Inc	170
144,772	*	Marriott International, Inc (Class A)	23,922
22,871		Marriott Vacations Worldwide Corp	3,865
400,133		McDonald’s Corp	107,264
212,155		MGM Resorts International	9,522
22,276	*	Mister Car Wash, Inc	406
7,140	*	Monarch Casino & Resort, Inc	528
2,378		Nathan’s Famous, Inc	139
3,043	*	NEOGAMES S.A.	85
8,091	*	Noodles & Co	73
204,209	*,e	Norwegian Cruise Line Holdings Ltd	4,235
29,338	*	OneSpaWorld Holdings Ltd	294
18,811		Papa John’s International, Inc	2,511
85,767	*	Penn National Gaming, Inc	4,447
46,334	*	Perdoceo Education Corp	545
45,756	*	Planet Fitness, Inc	4,145
10,854	*	PlayAGS, Inc	74
12,559	*	Portillo’s, Inc	471
23,203	*	PowerSchool Holdings, Inc	382
6,547		RCI Hospitality Holdings, Inc	510
9,211	*	Red Robin Gourmet Burgers, Inc	152
37,399		Red Rock Resorts, Inc	2,057
120,421	*	Royal Caribbean Cruises Ltd	9,260
28,549	*	Rush Street Interactive, Inc	471
21,790	*	Ruth’s Hospitality Group Inc	434
52,481	*	Scientific Games Corp (Class A)	3,507
30,308	*	SeaWorld Entertainment, Inc	1,966
77,028		Service Corp International	5,468
20,425	*	Shake Shack, Inc	1,474
42,367	*	Six Flags Entertainment Corp	1,804
628,674		Starbucks Corp	73,536
11,328		Strategic Education, Inc	655
26,055	*	Stride, Inc	868
21,327	*	Target Hospitality Corp	76
70,662	*	Terminix Global Holdings, Inc	3,196
40,109		Texas Roadhouse, Inc (Class A)	3,581
46,546		Travel & Leisure Co	2,573
21,929		Vail Resorts, Inc	7,191
41,530	*,e	Vivint Smart Home, Inc	406
97,887		Wendy’s	2,335
16,288		Wingstop, Inc	2,815
26,120	*	WW International Inc	421
45,815		Wyndham Hotels & Resorts, Inc	4,107
58,587	*	Wynn Resorts Ltd	4,982
223,229		Yum China Holdings, Inc	11,126
336

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
156,418		Yum! Brands, Inc	$21,720
		TOTAL CONSUMER SERVICES	551,536

DIVERSIFIED FINANCIALS - 5.0%
22,801		Affiliated Managers Group, Inc	3,751
280,518		AGNC Investment Corp	4,219
8,948		Alerus Financial Corp	262
195,459		Ally Financial, Inc	9,306
4,761		A-Mark Precious Metals, Inc	291
337,806		American Express Co	55,265
59,091		Ameriprise Financial, Inc	17,825
673,859		Annaly Capital Management, Inc	5,270
68,911		Apollo Commercial Real Estate Finance, Inc	907
126,796	e	Apollo Global Management, Inc	9,184
61,262	e	Arbor Realty Trust, Inc	1,122
22,112		Ares Commercial Real Estate Corp	321
70,488		Ares Management Corp	5,729
26,163	e	ARMOUR Residential REIT, Inc	257
32,135		Artisan Partners Asset Management, Inc	1,531
8,796	*	Assetmark Financial Holdings, Inc	230
4,316		Associated Capital Group, Inc	186
10,240		B. Riley Financial, Inc	910
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	356
406,366		Bank of New York Mellon Corp	23,602
981,264	*	Berkshire Hathaway, Inc (Class B)	293,398
166,153		BGC Partners, Inc (Class A)	773
76,647		BlackRock, Inc	70,175
364,136		Blackstone Group, Inc	47,116
73,790		Blackstone Mortgage Trust, Inc	2,259
30,473	*	Blucora, Inc	528
23,450		Brightsphere Investment Group, Inc	600
46,061		BrightSpire Capital, Inc	473
37,551		Broadmark Realty Capital, Inc	354
48,331	*	Cannae Holdings, Inc	1,699
227,065		Capital One Financial Corp	32,945
81,300		Carlyle Group, Inc	4,463
58,426		CBOE Global Markets, Inc	7,619
803,791		Charles Schwab Corp	67,599
79,272		Chimera Investment Corp	1,195
192,449		CME Group, Inc	43,967
15,440		Cohen & Steers, Inc	1,428
18,127		Cowen Group, Inc	654
4,330	*,e	Credit Acceptance Corp	2,978
7,834		Curo Group Holdings Corp	125
2,179		Diamond Hill Investment Group, Inc	423
159,233		Discover Financial Services	18,401
19,156	*	Donnelley Financial Solutions, Inc	903
11,107	e	Dynex Capital, Inc	186
17,423		Ellington Financial Inc	298
16,248	*,e	Encore Capital Group, Inc	1,009
23,911	*	Enova International, Inc	979
197,378		Equitable Holdings, Inc	6,472
21,958		Evercore Inc	2,983
38,445	*	Ezcorp, Inc (Class A)	283
337

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
19,752		Factset Research Systems, Inc	$9,600
51,663		Federated Investors, Inc (Class B)	1,941
24,222		FirstCash Holdings, Inc	1,812
32,102	*	Focus Financial Partners, Inc	1,917
23,368		Franklin BSP Realty Trust, Inc	349
158,845		Franklin Resources, Inc	5,320
2,827		GAMCO Investors, Inc (Class A)	71
23,172		GCM Grosvenor, Inc	243
175,517		Goldman Sachs Group, Inc	67,144
31,227		Granite Point Mortgage Trust, Inc	366
9,250		Great Ajax Corp	122
33,057	*	Green Dot Corp	1,198
19,893		Greenhill & Co, Inc	357
18,233		Hamilton Lane, Inc	1,889
41,845		Hannon Armstrong Sustainable Infrastructure Capital, Inc	2,223
25,893		Houlihan Lokey, Inc	2,680
44,099		Interactive Brokers Group, Inc (Class A)	3,502
295,705		Intercontinental Exchange Group, Inc	40,444
183,237		Invesco Ltd	4,218
100,745		Invesco Mortgage Capital, Inc	280
84,445		Janus Henderson Group plc	3,542
110,637		Jefferies Financial Group, Inc	4,293
289,960		KKR & Co, Inc	21,602
17,625		KKR Real Estate Finance Trust, Inc	367
49,932		Ladder Capital Corp	599
55,948		Lazard Ltd (Class A)	2,441
42,896	*	LendingClub Corp	1,037
6,343	*	LendingTree, Inc	778
43,732		LPL Financial Holdings, Inc	7,001
20,525		MarketAxess Holdings, Inc	8,441
6,533		Marlin Business Services Corp	152
184,073		MFA Financial Inc	839
33,380		Moelis & Co	2,087
86,644		Moody’s Corp	33,841
719,743		Morgan Stanley	70,650
12,847		Morningstar, Inc	4,393
43,299		MSCI, Inc (Class A)	26,529
59,335		Nasdaq Inc	12,461
72,107		Navient Corp	1,530
3,424		Nelnet, Inc (Class A)	334
231,837		New Residential Investment Corp	2,483
73,139		New York Mortgage Trust, Inc	272
112,805		Northern Trust Corp	13,493
60,203		OneMain Holdings, Inc	3,013
56,898	*	Open Lending Corp	1,279
11,565	*	Oportun Financial Corp	234
7,363		Oppenheimer Holdings, Inc	341
23,694	e	Orchid Island Capital, Inc	107
47,765		PennyMac Mortgage Investment Trust	828
10,272		Piper Jaffray Cos	1,834
13,025		PJT Partners, Inc	965
24,781	*	PRA Group, Inc	1,244
36,804	*	PROG Holdings, Inc	1,660
9,591		Pzena Investment Management, Inc (Class A)	91
338

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
94,609		Raymond James Financial, Inc	$9,499
22,908		Ready Capital Corp	358
49,700		Redwood Trust, Inc	655
8,577		Regional Management Corp	493
128,666		S&P Global, Inc	60,721
25,339		Santander Consumer USA Holdings, Inc	1,065
10,879		Sculptor Capital Management, Inc	232
58,985		SEI Investments Co	3,595
176,795		SLM Corp	3,478
137,605		Starwood Property Trust, Inc	3,344
190,999		State Street Corp	17,763
20,369		StepStone Group, Inc	847
56,036		Stifel Financial Corp	3,946
11,369	*	StoneX Group, Inc	696
296,064		Synchrony Financial	13,734
118,281		T Rowe Price Group, Inc	23,259
32,761		TPG RE Finance Trust, Inc	404
52,338		Tradeweb Markets, Inc	5,241
149,469	e	Two Harbors Investment Corp	862
24,235	*	Upstart Holdings, Inc	3,667
51,259		Virtu Financial, Inc	1,478
2,751		Virtus Investment Partners, Inc	817
56,679		Voya Financial, Inc	3,758
84,317		WisdomTree Investments, Inc	516
2,399	*	World Acceptance Corp	589
		TOTAL DIVERSIFIED FINANCIALS	1,290,263

ENERGY - 2.7%
39,034	*	Alto Ingredients, Inc	188
183,627		Antero Midstream Corp	1,777
156,157	*	Antero Resources Corp	2,733
194,060		APA Corp	5,218
9,586		Arch Resources, Inc	875
6,877		Archrock, Inc	51
11,564	*	Aspen Aerogels, Inc	576
405,017		Baker Hughes Co	9,745
36,376		Berry Petroleum Co LLC	306
24,693		Bonanza Creek Energy, Inc	1,209
23,816		Brigham Minerals, Inc	502
4,788	*	Bristow Group, Inc	152
434,664		Cabot Oil & Gas Corp	8,259
29,784		Cactus, Inc	1,136
28,404		California Resources Corp	1,213
21,769	*,e	Callon Petroleum Co	1,029
98,820	*	Centennial Resource Development, Inc	591
5,171	*	Centrus Energy Corp	258
110,556	*	ChampionX Corp	2,234
128,714		Cheniere Energy, Inc	13,054
53,916		Chesapeake Energy Corp	3,479
1,035,140		Chevron Corp	121,474
75,896	*,e	Clean Energy Fuels Corp	465
119,401	*	CNX Resources Corp	1,642
49,969	*	Comstock Resources Inc	404
702,109		ConocoPhillips	50,678
339

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
20,666	*	CONSOL Energy, Inc	$469
32,957	e	Continental Resources, Inc	1,475
10,678	*,e	Crescent Energy, Inc	135
11,149		CVR Energy, Inc	187
27,497	*	Delek US Holdings, Inc	412
27,534	*	Denbury, Inc	2,109
370,820		Devon Energy Corp	16,335
55,111		DHT Holdings, Inc	286
99,242		Diamondback Energy, Inc	10,703
9,586	*	DMC Global, Inc	380
19,179		Dorian LPG Ltd	243
19,159	*	Dril-Quip, Inc	377
52,968		DT Midstream, Inc	2,541
7,121	*	Earthstone Energy, Inc	78
56,201	*,e	Energy Fuels, Inc	429
314,833		EOG Resources, Inc	27,967
153,612	*	EQT Corp	3,350
223,182		Equitrans Midstream Corp	2,308
2,270,917	d	Exxon Mobil Corp	138,957
24,885		Falcon Minerals Corp	121
6,110	*	Frank’s International NV	88
70,150	*,e	Frontline Ltd	496
106,507	*,e	Gevo, Inc	456
69,477	*	Golar LNG Ltd	861
26,945	*	Green Plains Inc	937
486,964		Halliburton Co	11,137
100,808	*	Helix Energy Solutions Group, Inc	314
52,744		Helmerich & Payne, Inc	1,250
152,403		Hess Corp	11,282
82,202		HollyFrontier Corp	2,695
28,719		International Seaways, Inc	422
1,030,068		Kinder Morgan, Inc	16,337
234,852	*	Kosmos Energy Ltd	813
6,863	*	Laredo Petroleum, Inc	413
47,450	*	Liberty Oilfield Services, Inc	460
65,268		Magnolia Oil & Gas Corp	1,232
430,752		Marathon Oil Corp	7,073
330,202		Marathon Petroleum Corp	21,130
61,756		Matador Resources Co	2,280
86,947		Murphy Oil Corp	2,270
4,194	*	Nabors Industries Ltd	340
16,237	*	National Energy Services Reunited Corp	153
14,551	e	New Fortress Energy, Inc	351
63,344	*	Newpark Resources, Inc	186
76,759	*	NexTier Oilfield Solutions, Inc	272
68,002	e	Nordic American Tankers Ltd	115
26,098		Northern Oil and Gas, Inc	537
214,007		NOV, Inc	2,900
11,011		Oasis Petroleum, Inc	1,387
468,293		Occidental Petroleum Corp	13,576
54,360	*	Oceaneering International, Inc	615
38,178	*	Oil States International, Inc	190
235,907		ONEOK, Inc	13,862
143,049		Ovintiv, Inc	4,821
340

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
23,180	*	Par Pacific Holdings, Inc	$382
101,807		Patterson-UTI Energy, Inc	860
52,566	*	PBF Energy, Inc	682
54,256		PDC Energy, Inc	2,647
37,795	*	Peabody Energy Corp	381
10,090	*	Penn Virginia Corp	272
240,662		Phillips 66	17,438
115,241		Pioneer Natural Resources Co	20,960
48,018	*	ProPetro Holding Corp	389
107,893	*	Range Resources Corp	1,924
21,719	*	Renewable Energy Group, Inc	922
4,186	*	Rex American Resources Corp	402
4,815	e	Riley Exploration Permian, Inc	93
42,512	*	RPC, Inc	193
751,249		Schlumberger Ltd	22,500
26,610		Scorpio Tankers, Inc	341
6,869	*	Select Energy Services, Inc	43
45,041		SFL Corp Ltd	367
63,633		SM Energy Co	1,876
6,855		Solaris Oilfield Infrastructure, Inc	45
541,965	*	Southwestern Energy Co	2,525
13,911	*	Talos Energy, Inc	136
123,793		Targa Resources Investments, Inc	6,467
172,980	*,e	Tellurian, Inc	533
66,939	*	Tetra Technologies, Inc	190
3,232		Texas Pacific Land Corp	4,036
16,234	*	Tidewater, Inc	174
95,169	*,e	Uranium Energy Corp	319
40,076	*	US Silica Holdings, Inc	377
224,402		Valero Energy Corp	16,855
14,396	*	W&T Offshore, Inc	46
21,493	*	Whiting Petroleum Corp	1,390
668,134		Williams Cos, Inc	17,398
29,960		World Fuel Services Corp	793
		TOTAL ENERGY	683,317

FOOD & STAPLES RETAILING - 1.3%
87,310	e	Albertsons Cos, Inc	2,636
19,849		Andersons, Inc	768
74,804	*	BJ’s Wholesale Club Holdings, Inc	5,010
20,249		Casey’s General Stores, Inc	3,996
14,374	*	Chefs’ Warehouse Holdings, Inc	479
236,934		Costco Wholesale Corp	134,508
47,990	*	Grocery Outlet Holding Corp	1,357
21,180	*,e	HF Foods Group Inc	179
7,660		Ingles Markets, Inc (Class A)	661
410,935		Kroger Co	18,599
6,410		Natural Grocers by Vitamin C	91
81,687	*	Performance Food Group Co	3,749
14,866		Pricesmart, Inc	1,088
38,176	*,e	Rite Aid Corp	561
27,344		SpartanNash Co	704
64,788	*	Sprouts Farmers Market, Inc	1,923
274,628		SYSCO Corp	21,572
341

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
30,449	*	United Natural Foods, Inc	$1,495
121,342	*	US Foods Holding Corp	4,226
4,843		Village Super Market (Class A)	113
384,399		Walgreens Boots Alliance, Inc	20,050
766,796		Walmart, Inc	110,948
8,974		Weis Markets, Inc	591
		TOTAL FOOD & STAPLES RETAILING	335,304

FOOD, BEVERAGE & TOBACCO - 2.7%
82,392	*,e	22nd Century Group, Inc	255
988,678		Altria Group, Inc	46,853
26,157	*,e	AppHarvest, Inc	102
297,146		Archer-Daniels-Midland Co	20,084
34,958		B&G Foods, Inc (Class A)	1,074
31,483	*,e	Beyond Meat, Inc	2,051
5,121	*	Boston Beer Co, Inc (Class A)	2,587
25,010		Brown-Forman Corp (Class A)	1,695
99,618		Brown-Forman Corp (Class B)	7,258
70,268		Bunge Ltd	6,560
11,455		Calavo Growers, Inc	486
22,629		Cal-Maine Foods, Inc	837
107,192		Campbell Soup Co	4,659
29,057	*	Celsius Holdings, Inc	2,167
2,077,610		Coca-Cola Co	123,015
2,566		Coca-Cola Consolidated Inc	1,589
238,268		ConAgra Brands, Inc	8,137
82,247		Constellation Brands, Inc (Class A)	20,641
89,070	*	Darling International, Inc	6,172
11,007	*	Duckhorn Portfolio, Inc	257
103,413		Flowers Foods, Inc	2,841
20,613		Fresh Del Monte Produce, Inc	569
23,047	*	Freshpet, Inc	2,196
320,492		General Mills, Inc	21,595
46,022	*	Hain Celestial Group, Inc	1,961
77,606		Hershey Co	15,014
143,109		Hormel Foods Corp	6,985
71,472	*	Hostess Brands, Inc	1,459
36,826		Ingredion, Inc	3,559
8,046		J&J Snack Foods Corp	1,271
58,293		J.M. Smucker Co	7,917
5,780		John B. Sanfilippo & Son, Inc	521
130,457		Kellogg Co	8,404
368,701		Keurig Dr Pepper, Inc	13,590
372,917		Kraft Heinz Co	13,388
80,196		Lamb Weston Holdings, Inc	5,083
10,268		Lancaster Colony Corp	1,700
19,323	*	Landec Corp	214
8,386		Limoneira Co	126
131,394		McCormick & Co, Inc	12,694
9,193		MGP Ingredients, Inc	781
20,226	*,e	Mission Produce, Inc	318
100,662		Molson Coors Brewing Co (Class B)	4,666
744,515		Mondelez International, Inc	49,369
195,472	*	Monster Beverage Corp	18,773
342

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
12,819		National Beverage Corp	$581
46,743	*	NewAge, Inc	48
739,576		PepsiCo, Inc	128,472
833,883		Philip Morris International, Inc	79,219
11,378	*	Pilgrim’s Pride Corp	321
32,395	*	Post Holdings, Inc	3,652
92,946		Primo Water Corp	1,639
9,000		Sanderson Farms, Inc	1,720
138		Seaboard Corp	543
5,451	*	Seneca Foods Corp	261
46,457	*	Simply Good Foods Co	1,931
25,510	*,e	Tattooed Chef, Inc	396
11,994	e	Tootsie Roll Industries, Inc	435
29,630	*	TreeHouse Foods, Inc	1,201
4,760		Turning Point Brands, Inc	180
151,449		Tyson Foods, Inc (Class A)	13,200
4,499		Universal Corp	247
32,173		Utz Brands, Inc	513
78,380		Vector Group Ltd	900
13,394	*,e	Vital Farms, Inc	242
20,392	*	Whole Earth Brands, Inc	219
		TOTAL FOOD, BEVERAGE & TOBACCO	687,393

HEALTH CARE EQUIPMENT & SERVICES - 5.7%
63,623	*	1Life Healthcare, Inc	1,118
929,468		Abbott Laboratories	130,813
24,348	*	Abiomed, Inc	8,745
48,576	*	Acadia Healthcare Co, Inc	2,949
18,841	*,e	Accelerate Diagnostics, Inc	98
27,471	*	Accolade, Inc	724
58,290	*	Accuray, Inc	278
5,674	*,e	Acutus Medical, Inc	19
42,027	*	AdaptHealth Corp	1,028
8,397	*	Addus HomeCare Corp	785
12,333	*,e	Agiliti, Inc	286
89,660	*	agilon health, Inc	2,421
41,729	*	Align Technology, Inc	27,424
14,356	*	Alignment Healthcare, Inc	202
76,369	*	Allscripts Healthcare Solutions, Inc	1,409
31,277	*	Alphatec Holdings Inc	358
17,538	*	Amedisys, Inc	2,839
106,234	*	American Well Corp	642
76,774		AmerisourceBergen Corp	10,203
25,726	*	AMN Healthcare Services, Inc	3,147
26,107	*	Angiodynamics, Inc	720
131,576		Anthem, Inc	60,991
16,786	*,e	Apollo Medical Holdings, Inc	1,233
8,132	*	Apria, Inc	265
127,698	*,e	Asensus Surgical, Inc	142
45,045	*,e	Aspira Women’s Health, Inc	80
22,609	*	AtriCure, Inc	1,572
1,019		Atrion Corp	718
26,266	*	Avanos Medical, Inc	911
21,058	*	Aveanna Healthcare Holdings, Inc	156
343

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
18,090	*	AxoGen, Inc	$170
22,714	*	Axonics Modulation Technologies, Inc	1,272
269,147		Baxter International, Inc	23,104
152,919		Becton Dickinson & Co	38,456
13,317	*	BioLife Solutions Inc	496
758,130	*	Boston Scientific Corp	32,205
100,981	*	Brookdale Senior Living, Inc	521
98,379	*,e	Butterfly Network, Inc	658
144,641		Cardinal Health, Inc	7,448
23,626	*	Cardiovascular Systems, Inc	444
11,625	*	Castle Biosciences, Inc	498
306,383	*	Centene Corp	25,246
155,282		Cerner Corp	14,421
44,636	*	Certara, Inc	1,269
71,510	*	Cerus Corp	487
111,702	*	Change Healthcare, Inc	2,388
8,564		Chemed Corp	4,531
172,612		Cigna Corp	39,637
67,798	*	Community Health Systems, Inc	902
8,700	*	Computer Programs & Systems, Inc	255
15,846		Conmed Corp	2,246
25,736		Cooper Cos, Inc	10,782
4,814	*	Corvel Corp	1,001
56,477	*	Covetrus, Inc	1,128
25,224	*	Cross Country Healthcare, Inc	700
23,064	*	CryoLife, Inc	469
22,130	*	CryoPort, Inc	1,309
10,004	*	Cutera, Inc	413
704,480		CVS Health Corp	72,674
19,235	*	CytoSorbents Corp	81
38,496	*	DaVita, Inc	4,379
119,396		Dentsply Sirona, Inc	6,661
51,640	*	DexCom, Inc	27,728
335,599	*	Edwards Lifesciences Corp	43,477
54,203		Encompass Health Corp	3,537
28,674		Ensign Group, Inc	2,408
90,976	*	Envista Holdings Corp	4,099
45,708	*	Evolent Health, Inc	1,265
53,050	*,e	Figs, Inc	1,462
11,072	*,e	Fulgent Genetics, Inc	1,114
24,523	*	Glaukos Corp	1,090
42,442	*	Globus Medical, Inc	3,064
49,332	*	Guardant Health, Inc	4,934
27,531	*	Haemonetics Corp	1,460
23,398	*	Hanger Inc	424
129,512		HCA Healthcare, Inc	33,274
24,393	*	Health Catalyst, Inc	967
44,640	*	HealthEquity, Inc	1,975
18,780	*	HealthStream, Inc	495
77,378	*	Henry Schein, Inc	5,999
4,605	*	Heska Corp	840
129,076	*	Hologic, Inc	9,882
68,230		Humana, Inc	31,649
11,947	*	iCAD, Inc	86
344

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
10,885	*	ICU Medical, Inc	$2,583
46,053	*	IDEXX Laboratories, Inc	30,324
18,547	*	Inari Medical, Inc	1,693
10,000	*,e	Innovage Holding Corp	50
12,244	*	Inogen, Inc	416
15,579	*	Inspire Medical Systems, Inc	3,584
36,326	*	Insulet Corp	9,665
17,928	*	Integer Holding Corp	1,535
39,699	*	Integra LifeSciences Holdings Corp	2,659
18,642	*	Intersect ENT, Inc	509
189,245	*	Intuitive Surgical, Inc	67,996
23,110	*	Invacare Corp	63
16,105	*	iRhythm Technologies, Inc	1,895
7,427	*	Joint Corp	488
49,658	*	Laboratory Corp of America Holdings	15,603
34,223	*	Lantheus Holdings, Inc	989
9,523		LeMaitre Vascular, Inc	478
17,004	*	LHC Group, Inc	2,334
25,006	*,e	LifeStance Health Group, Inc	238
26,810	*	LivaNova plc	2,344
11,624	*	Magellan Health Services, Inc	1,104
27,485	*	Masimo Corp	8,047
81,898		McKesson Corp	20,357
43,753	*	MEDNAX, Inc	1,191
720,946		Medtronic plc	74,582
31,965	*	Meridian Bioscience, Inc	652
28,011	*	Merit Medical Systems, Inc	1,745
2,255		Mesa Laboratories, Inc	740
6,780	*	ModivCare, Inc	1,005
31,866	*	Molina Healthcare, Inc	10,136
122,337	*,e	Multiplan Corp	542
7,753		National Healthcare Corp	527
5,598		National Research Corp	232
24,197	*	Natus Medical, Inc	574
55,746	*	Neogen Corp	2,531
13,631	*,e	Neuronetics, Inc	61
19,942	*	Nevro Corp	1,617
37,773	*	NextGen Healthcare, Inc	672
56,233	*	Novocure Ltd	4,222
28,270	*	NuVasive, Inc	1,484
56,949	*,e	Oak Street Health, Inc	1,887
23,061	*	Omnicell, Inc	4,161
4,594	*,e	Ontrak, Inc	29
8,440	*	OptimizeRx Corp	524
80,646	*	Option Care Health, Inc	2,294
40,487	*	OraSure Technologies, Inc	352
49,394	*	Ortho Clinical Diagnostics Holdings plc	1,057
12,159	*	Orthofix Medical Inc	378
5,177	*	OrthoPediatrics Corp	310
24,964	*	Outset Medical, Inc	1,151
43,714		Owens & Minor, Inc	1,902
46,765		Patterson Cos, Inc	1,373
39,207	*,e	PAVmed, Inc	96
17,723	*	Pennant Group, Inc	409
345

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
17,918	*	Penumbra, Inc	$5,148
14,406	*,e	PetIQ, Inc	327
20,801	*	Phreesia, Inc	867
69,502		Premier, Inc	2,861
10,696	*	Privia Health Group, Inc	277
34,423	*	Progyny, Inc	1,733
13,858	*,e	Pulmonx Corp	444
1,569	*,e	Pulse Biosciences, Inc	23
65,473		Quest Diagnostics, Inc	11,328
20,943	*	Quidel Corp	2,827
36,034	*,e	Quotient Ltd	93
72,154	*	R1 RCM, Inc	1,839
25,914	*	RadNet, Inc	780
76,233		Resmed, Inc	19,857
24,729	*	Schrodinger, Inc	861
15,644	*	SeaSpine Holdings Corp	213
60,301		Select Medical Holdings Corp	1,773
226,696	*,e	Senseonics Holdings, Inc	605
18,412	*	Shockwave Medical Inc	3,283
17,531	*	SI-BONE, Inc	389
10,185	*	Sientra, Inc	37
34,185	*,e	Signify Health, Inc	486
18,916	*	Silk Road Medical Inc	806
7,680	e	Simulations Plus, Inc	363
26,141	*	Staar Surgical Co	2,387
27,076	*	Stereotaxis, Inc	168
46,289		STERIS plc	11,267
185,160		Stryker Corp	49,516
17,295	*	Surgery Partners, Inc	924
10,275	*	SurModics, Inc	495
12,258	*	Tabula Rasa HealthCare, Inc	184
10,460	*	Tactile Systems Technology, Inc	199
35,006	*	Tandem Diabetes Care, Inc	5,269
80,556	*	Teladoc, Inc	7,397
25,464		Teleflex, Inc	8,364
59,665	*	Tenet Healthcare Corp	4,874
30,967	*	Tivity Health, Inc	819
11,786	*	Transmedics Group, Inc	226
5,968	*	Treace Medical Concepts, Inc	111
4,956	*	Triple-S Management Corp (Class B)	177
504,241		UnitedHealth Group, Inc	253,200
41,647		Universal Health Services, Inc (Class B)	5,400
6,975	e	US Physical Therapy, Inc	667
2,349		Utah Medical Products, Inc	235
7,211	*,e	Vapotherm, Inc	149
27,229	*	Varex Imaging Corp	859
73,780	*	Veeva Systems, Inc	18,849
20,450	*,e	Viemed Healthcare, Inc	107
74,317	*	ViewRay, Inc	410
20,093	*	Vocera Communications, Inc	1,303
114,723		Zimmer Biomet Holdings, Inc	14,574
9,856	*,e	Zynex Inc	98
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,478,594
346

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
46,991	*,e	Beauty Health Co	$1,135
25,021	*,e	BellRing Brands, Inc	714
7,431	*	Central Garden & Pet Co	391
22,079	*	Central Garden and Pet Co (Class A)	1,056
125,208		Church & Dwight Co, Inc	12,834
65,460		Clorox Co	11,414
443,194		Colgate-Palmolive Co	37,822
159,439	*	Coty, Inc	1,674
29,639		Edgewell Personal Care Co	1,355
24,917	*	elf Beauty, Inc	828
37,105		Energizer Holdings, Inc	1,488
122,207		Estee Lauder Cos (Class A)	45,241
58,982	*	Herbalife Nutrition Ltd	2,414
13,542	*,e	Honest Co, Inc	110
12,258		Inter Parfums, Inc	1,310
177,781		Kimberly-Clark Corp	25,408
6,191		Medifast, Inc	1,297
5,868		Nature’s Sunshine Products, Inc	109
27,121		Nu Skin Enterprises, Inc (Class A)	1,376
3,981		Oil-Dri Corp of America	130
43,357	*	Olaplex Holdings, Inc	1,263
1,290,662		Procter & Gamble Co	211,127
8,319	*	Revlon, Inc (Class A)	94
12,941		Reynolds Consumer Products, Inc	406
21,541		Spectrum Brands Holdings, Inc	2,191
8,349	*	USANA Health Sciences, Inc	845
30,185	*,e	Veru, Inc	178
7,178		WD-40 Co	1,756
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	365,966

INSURANCE - 2.0%
344,156		Aflac, Inc	20,095
6,777	*	Alleghany Corp	4,524
152,869		Allstate Corp	17,985
32,424	*	AMBAC Financial Group, Inc	520
46,586		American Equity Investment Life Holding Co	1,813
37,245		American Financial Group, Inc	5,114
446,140		American International Group, Inc	25,368
256		American National Group, Inc	48
13,468		Amerisafe, Inc	725
115,949		Aon plc	34,850
192,749	*	Arch Capital Group Ltd	8,568
17,301		Argo Group International Holdings Ltd	1,005
108,126		Arthur J. Gallagher & Co	18,346
33,181		Assurant, Inc	5,172
36,683		Assured Guaranty Ltd	1,841
61,967	*	Athene Holding Ltd	5,164
32,921		Axis Capital Holdings Ltd	1,793
28,604	*,e	Bright Health Group, Inc	98
38,430	*	Brighthouse Financial, Inc	1,991
122,529		Brown & Brown, Inc	8,611
25,189	*	BRP Group, Inc	910
229,123		Chubb Ltd	44,292
347

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
83,756		Cincinnati Financial Corp	$9,542
32,879	*,e	Citizens, Inc (Class A)	175
3,923		CNA Financial Corp	173
66,761		Conseco, Inc	1,592
7,812		Donegal Group, Inc (Class A)	112
15,165	*	eHealth, Inc	387
15,546		Employers Holdings, Inc	643
7,506	*	Enstar Group Ltd	1,858
13,782		Erie Indemnity Co (Class A)	2,655
20,303		Everest Re Group Ltd	5,561
143,159		Fidelity National Financial Inc	7,470
52,851		First American Financial Corp	4,135
311,286	*	Genworth Financial, Inc (Class A)	1,261
55,726		Globe Life, Inc	5,223
24,045	*	GoHealth, Inc	91
9,663		Goosehead Insurance, Inc	1,257
20,683	*	Greenlight Capital Re Ltd (Class A)	162
19,607		Hanover Insurance Group, Inc	2,570
180,659		Hartford Financial Services Group, Inc	12,473
3,092		HCI Group, Inc	258
18,411		Heritage Insurance Holdings, Inc	108
22,775		Horace Mann Educators Corp	881
5,237		Independence Holding Co	297
1,119		Investors Title Co	221
19,526		James River Group Holdings Ltd	563
33,482		Kemper Corp	1,968
10,502		Kinsale Capital Group, Inc	2,498
20,988	*,e	Lemonade, Inc	884
95,447		Lincoln National Corp	6,515
112,892		Loews Corp	6,521
6,948	*	Markel Corp	8,574
271,306		Marsh & McLennan Cos, Inc	47,158
26,174	*	MBIA, Inc	413
12,675		Mercury General Corp	673
380,912		Metlife, Inc	23,803
1,551		National Western Life Group, Inc	333
7,308	*	NI Holdings, Inc	138
151,820		Old Republic International Corp	3,732
13,408	*	Palomar Holdings, Inc	868
21,522		Primerica, Inc	3,299
141,558		Principal Financial Group	10,239
37,307		ProAssurance Corp	944
313,343		Progressive Corp	32,165
202,763		Prudential Financial, Inc	21,947
37,637		Reinsurance Group of America, Inc (Class A)	4,121
25,282		RenaissanceRe Holdings Ltd	4,281
23,570		RLI Corp	2,642
7,901		Safety Insurance Group, Inc	672
32,431		Selective Insurance Group, Inc	2,657
73,128	*	Selectquote, Inc	663
8,398	*	SiriusPoint Ltd	68
11,039		State Auto Financial Corp	571
15,315		Stewart Information Services Corp	1,221
22,143		Tiptree Inc	306
348

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
131,467		Travelers Cos, Inc	$20,565
20,838	*	Trupanion, Inc	2,751
16,104		United Fire Group Inc	373
12,682		United Insurance Holdings Corp	55
22,402		Universal Insurance Holdings, Inc	381
99,041		Unum Group	2,433
77,055		W.R. Berkley Corp	6,349
1,751		White Mountains Insurance Group Ltd	1,775
66,407		Willis Towers Watson plc	15,771
		TOTAL INSURANCE	508,828

MATERIALS - 2.4%
14,906		AdvanSix, Inc	704
116,991		Air Products & Chemicals, Inc	35,596
63,872		Albemarle Corp	14,931
99,055		Alcoa Corp	5,902
78,013	*	Allegheny Technologies, Inc	1,243
814,849		Amcor plc	9,786
20,501		American Vanguard Corp	336
91,243	*,e	Amyris, Inc	494
36,073		Aptargroup, Inc	4,418
57,334	*	Arconic Corp	1,893
13,288		Ardagh Group S.A.	300
74,922	*	Ardagh Metal Packaging S.A.	677
30,177		Ashland Global Holdings, Inc	3,249
45,238		Avery Dennison Corp	9,797
49,682		Avient Corp	2,780
113,646	*	Axalta Coating Systems Ltd	3,764
19,086		Balchem Corp	3,218
169,762		Ball Corp	16,343
72,467	*	Berry Global Group, Inc	5,347
31,457		Cabot Corp	1,768
25,997		Carpenter Technology Corp	759
55,597		Celanese Corp (Series A)	9,344
36,798	*	Century Aluminum Co	609
110,041		CF Industries Holdings, Inc	7,789
5,158		Chase Corp	514
90,404		Chemours Co	3,034
11,678	*	Clearwater Paper Corp	428
250,263	*,e	Cleveland-Cliffs, Inc	5,448
119,550	*	Coeur Mining, Inc	603
53,154		Commercial Metals Co	1,929
20,319		Compass Minerals International, Inc	1,038
66,991	*	Constellium SE	1,200
393,963		Corteva, Inc	18,627
67,521		Crown Holdings, Inc	7,469
37,520	*,e	Danimer Scientific, Inc	320
28,159	*	Diversey Holdings Ltd	375
403,048		Dow, Inc	22,861
284,266		DuPont de Nemours, Inc	22,963
22,586		Eagle Materials, Inc	3,760
73,320		Eastman Chemical Co	8,865
133,116		Ecolab, Inc	31,228
127,079		Element Solutions, Inc	3,085
349

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
21,673	*	Ferro Corp	$473
47,286	*,†	Ferroglobe plc	0
67,073		FMC Corp	7,371
16,526	*	Forterra, Inc	393
777,614		Freeport-McMoRan, Inc (Class B)	32,450
17,819		FutureFuel Corp	136
18,881	*	Gatos Silver, Inc	196
23,656	*	GCP Applied Technologies, Inc	749
32,454		Glatfelter Corp	558
145,764		Graphic Packaging Holding Co	2,842
14,075		Greif, Inc (Class A)	850
3,993		Greif, Inc (Class B)	239
28,458		H.B. Fuller Co	2,305
15,846		Hawkins, Inc	625
9,402		Haynes International, Inc	379
290,099		Hecla Mining Co	1,514
104,824		Huntsman Corp	3,656
21,966	*	Ingevity Corp	1,575
11,273		Innospec, Inc	1,018
133,564		International Flavors & Fragrances, Inc	20,121
207,582		International Paper Co	9,752
6,735	*	Intrepid Potash, Inc	288
8,625		Kaiser Aluminum Corp	810
15,231	*	Koppers Holdings, Inc	477
21,628	*	Kraton Corp	1,002
14,288		Kronos Worldwide, Inc	214
80,227	*	Livent Corp	1,956
40,741		Louisiana-Pacific Corp	3,192
140,098		LyondellBasell Industries NV	12,921
33,027		Martin Marietta Materials, Inc	14,549
11,119		Materion Corp	1,022
12,674		Minerals Technologies, Inc	927
186,754		Mosaic Co	7,338
39,809	*,e	MP Materials Corp	1,808
18,118		Myers Industries, Inc	363
10,909		Neenah Inc	505
3,677		NewMarket Corp	1,260
432,175		Newmont Goldcorp Corp	26,803
149,512	*	Novagold Resources Inc	1,026
152,457		Nucor Corp	17,403
90,414	*	O-I Glass, Inc	1,088
75,066		Olin Corp	4,318
6,559		Olympic Steel, Inc	154
38,461	*	Orion Engineered Carbons SA	706
51,497		Packaging Corp of America	7,011
22,477		Pactiv Evergreen, Inc	285
126,925		PPG Industries, Inc	21,887
20,162		PQ Group Holdings, Inc	206
17,967	*,e	PureCycle Technologies, Inc	172
7,360		Quaker Chemical Corp	1,699
16,208	*	Ranpak Holdings Corp	609
31,957	*	Rayonier Advanced Materials, Inc	182
29,353		Reliance Steel & Aluminum Co	4,762
36,601		Royal Gold, Inc	3,851
350

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
68,580		RPM International, Inc	$6,927
8,418		Ryerson Holding Corp	219
14,147		Schnitzer Steel Industries, Inc (Class A)	735
20,766		Schweitzer-Mauduit International, Inc	621
22,512		Scotts Miracle-Gro Co (Class A)	3,624
76,393		Sealed Air Corp	5,154
23,291		Sensient Technologies Corp	2,330
128,420		Sherwin-Williams Co	45,224
33,361		Silgan Holdings, Inc	1,429
55,117		Sonoco Products Co	3,191
46,247		Southern Copper Corp	2,854
104,286		Steel Dynamics, Inc	6,473
11,764		Stepan Co	1,462
64,023	*	Summit Materials, Inc	2,570
48,451		SunCoke Energy, Inc	319
18,871	*	Sylvamo Corp	526
29,755	*	TimkenSteel Corp	491
19,671		Tredegar Corp	232
23,586		Trimas Corp	873
23,427		Trinseo plc	1,229
62,538		Tronox Holdings plc	1,503
4,630	*	UFP Technologies, Inc	325
1,357		United States Lime & Minerals, Inc	175
123,966		United States Steel Corp	2,952
99,474		Valvoline, Inc	3,709
22,885		Verso Corp	618
72,657		Vulcan Materials Co	15,082
28,082		Warrior Met Coal, Inc	722
18,212		Westlake Chemical Corp	1,769
143,029		WestRock Co	6,345
18,895		Worthington Industries, Inc	1,033
10,209	*,e	Zymergen, Inc	68
		TOTAL MATERIALS	623,574

MEDIA & ENTERTAINMENT - 8.1%
420,631		Activision Blizzard, Inc	27,985
41,683	*	Advantage Solutions, Inc	334
160,955	*	Alphabet, Inc (Class A)	466,293
150,161	*	Alphabet, Inc (Class C)	434,504
112,426	*	Altice USA, Inc	1,819
278,123	*,e	AMC Entertainment Holdings, Inc	7,565
16,067	*	AMC Networks, Inc	553
7,354	*	Boston Omaha Corp	211
3,042		Cable One, Inc	5,364
17,446	*	Cardlytics, Inc	1,153
51,402	*	Cargurus, Inc	1,729
37,344	*	Cars.com, Inc	601
67,158	*	Charter Communications, Inc	43,785
6,276	*	Chicken Soup For The Soul Entertainment, Inc	87
58,982	*	Cinemark Holdings, Inc	951
198,206	*	Clear Channel	656
2,441,951		Comcast Corp (Class A)	122,903
31,610	*	comScore, Inc	106
772	*	Daily Journal Corp	275
351

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
89,117	*,e	Discovery, Inc (Class A)	$2,098
173,268	*	Discovery, Inc (Class C)	3,968
136,485	*	DISH Network Corp (Class A)	4,428
149,844		Electronic Arts, Inc	19,764
11,002	*	Emerald Holding, Inc	44
88,350	*	Entercom Communications Corp	227
50,932		Entravision Communications Corp (Class A)	345
40,961	*	Eventbrite Inc	714
8,345	*	EverQuote Inc	131
31,270	*	EW Scripps Co (Class A)	605
10,504	*	Fluent, Inc	21
177,109		Fox Corp (Class A)	6,535
87,909		Fox Corp (Class B)	3,013
71,756	*,e	fuboTV, Inc	1,114
74,491	*	Gannett Co, Inc	397
46,930		Gray Television, Inc	946
11,523	*	Hemisphere Media Group, Inc	84
42,355	*	IAC	5,536
61,117	*	iHeartMedia, Inc	1,286
27,196	*	Imax Corp	485
201,354		Interpublic Group of Cos, Inc	7,541
23,547		John Wiley & Sons, Inc (Class A)	1,349
7,655	*	Liberty Braves Group (Class A)	220
25,374	*	Liberty Braves Group (Class C)	713
12,929	*	Liberty Broadband Corp (Class A)	2,080
74,361	*	Liberty Broadband Corp (Class C)	11,980
15,619	*	Liberty Media Group (Class A)	927
108,895	*	Liberty Media Group (Class C)	6,887
34,936	*	Liberty SiriusXM Group (Class A)	1,776
80,096	*	Liberty SiriusXM Group (Class C)	4,073
53,282	*	Liberty TripAdvisor Holdings, Inc	116
37,150	*	Lions Gate Entertainment Corp (Class A)	618
71,817	*	Lions Gate Entertainment Corp (Class B)	1,105
73,828	*	Live Nation, Inc	8,836
10,931	*	Loyalty Ventures, Inc	329
10,365	*	Madison Square Garden Co	1,801
13,156	*	Madison Square Garden Entertainment Corp	925
61,168	*	Magnite, Inc	1,070
14,211	*,e	Marcus Corp	254
148,269	*	Match Group, Inc	19,609
11,302	*	MediaAlpha, Inc	174
1,264,882	*	Meta Platforms, Inc.	425,443
46,358		National CineMedia, Inc	130
231,094	*	Netflix, Inc	139,220
89,935		New York Times Co (Class A)	4,344
213,357		News Corp (Class A)	4,760
66,535		News Corp (Class B)	1,497
22,603		Nexstar Media Group Inc	3,413
117,073		Omnicom Group, Inc	8,578
300,393	*	Pinterest, Inc	10,919
42,908	*	Playtika Holding Corp	742
20,643	*	QuinStreet, Inc	375
63,324	*	Roku, Inc	14,451
19,984		Scholastic Corp	799
352

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
25,063		Sinclair Broadcast Group, Inc (Class A)	$662
495,104	e	Sirius XM Holdings, Inc	3,144
161,762	*,e	Skillz, Inc	1,204
75,096	*	Spotify Technology S.A.	17,575
33,238	*	Stagwell, Inc	288
62,733	*	Take-Two Interactive Software, Inc	11,149
12,153	*	TechTarget, Inc	1,163
119,764		TEGNA, Inc	2,223
56,597	*	TripAdvisor, Inc	1,543
44,667	*	TrueCar, Inc	152
421,075	*	Twitter, Inc	18,199
4,594		ViacomCBS, Inc (Class A)	153
320,378		ViacomCBS, Inc (Class B)	9,669
68,763	*	Vimeo, Inc	1,235
971,416	*	Walt Disney Co	150,463
28,599	*	WideOpenWest, Inc	615
27,047	e	World Wrestling Entertainment, Inc (Class A)	1,334
41,665	*	Yelp, Inc	1,510
23,417	*	Ziff Davis Inc	2,596
549,506	*	Zynga, Inc	3,517
		TOTAL MEDIA & ENTERTAINMENT	2,084,063

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%
45,940	*	10X Genomics, Inc	6,843
11,229	*	2seventy bio, Inc	288
11,292	*	4D Molecular Therapeutics, Inc	248
947,035		AbbVie, Inc	128,229
70,913	*	Acadia Pharmaceuticals, Inc	1,655
23,691	*,e	Aclaris Therapeutics, Inc	344
11,379	*	Adagio Therapeutics, Inc	83
59,774	*	Adaptive Biotechnologies Corp	1,677
36,900	*	Adverum Biotechnologies, Inc	65
25,056	*	Aeglea BioTherapeutics, Inc	119
21,807	*	Aerie Pharmaceuticals, Inc	153
43,765	*	Affimed NV	242
107,560	*	Agenus, Inc	346
162,760		Agilent Technologies, Inc	25,985
34,493	*	Agios Pharmaceuticals, Inc	1,134
62,063	*	Akebia Therapeutics, Inc	140
14,029	*	Akero Therapeutics, Inc	297
8,375	*,e	Akouos, Inc	71
6,175	*	Albireo Pharma, Inc	144
34,164	*,†	Alder Biopharmaceuticals Inc	30
26,477	*,e	Aldeyra Therapeutics, Inc	106
31,429	*	Alector, Inc	649
10,235	*	Aligos Therapeutics, Inc	121
87,531	*	Alkermes plc	2,036
19,068	*	Allakos, Inc	187
28,864	*	Allogene Therapeutics, Inc	431
10,335	*	Allovir, Inc	134
64,441	*	Alnylam Pharmaceuticals, Inc	10,928
17,738	*	Altimmune, Inc	162
9,675	*	ALX Oncology Holdings, Inc	208
305,508		Amgen, Inc	68,730
353

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
151,298	*	Amicus Therapeutics, Inc	$1,747
53,162	*	Amneal Pharmaceuticals, Inc	255
25,774	*	Amphastar Pharmaceuticals, Inc	600
12,566	*	AnaptysBio, Inc	437
30,524	*,e	Anavex Life Sciences Corp	529
5,767	*	ANI Pharmaceuticals, Inc	266
10,943	*	Anika Therapeutics, Inc	392
8,875	*	Annexon, Inc	102
104,354	*	Antares Pharma, Inc	373
34,684	*	Apellis Pharmaceuticals, Inc	1,640
13,418	*	Applied Molecular Transport, Inc	188
2,776	*	Applied Therapeutics, Inc	25
7,756	*,e	Arcturus Therapeutics Holdings, Inc	287
20,717	*	Arcus Biosciences, Inc	838
15,151	*	Arcutis Biotherapeutics, Inc	314
22,973	*	Ardelyx, Inc	25
33,642	*	Arena Pharmaceuticals, Inc	3,127
55,310	*	Arrowhead Pharmaceuticals Inc	3,667
23,815	*	Arvinas, Inc	1,956
34,194	*	Atara Biotherapeutics, Inc	539
35,244	*	Atea Pharmaceuticals, Inc	315
28,525	*,e	Athenex, Inc	39
52,762	*,e	Athersys, Inc	48
7,303	*	Athira Pharma, Inc	95
92,322	*,e	Atossa Therapeutics, Inc	148
12,676	*,e	Atreca, Inc	38
318,550	*	Avantor, Inc	13,424
33,858	*	Avid Bioservices, Inc	988
9,645	*	Avidity Biosciences, Inc	229
13,026	*,e	Avita Medical, Inc	156
13,157	*	Avrobio, Inc	51
15,727	*,e	Axsome Therapeutics, Inc	594
25,636	*	Beam Therapeutics, Inc	2,043
26,163	*	Berkeley Lights, Inc	476
12,065	*,e	Beyondspring Inc	55
6,481	*	BioAtla, Inc	127
97,016	*,e	BioCryst Pharmaceuticals, Inc	1,344
52,671	*	BioDelivery Sciences International, Inc	163
80,536	*	Biogen, Inc	19,322
28,080	*	Biohaven Pharmaceutical Holding Co Ltd	3,870
100,218	*	BioMarin Pharmaceutical, Inc	8,854
153,496	*,e	Bionano Genomics, Inc	459
11,654	*	Bio-Rad Laboratories, Inc (Class A)	8,805
21,267		Bio-Techne Corp	11,002
6,302	*,e	Bioxcel Therapeutics Inc	128
7,321	*,e	Black Diamond Therapeutics, Inc	39
33,689	*	Bluebird Bio, Inc	337
31,927	*	Blueprint Medicines Corp	3,420
7,102	*,e	Bolt Biotherapeutics, Inc	35
58,721	*,e	Bridgebio Pharma, Inc	979
1,198,218		Bristol-Myers Squibb Co	74,709
25,182	*	Brooklyn ImmunoTherapeutics, Inc	105
56,206		Bruker BioSciences Corp	4,716
18,793	*	C4 Therapeutics, Inc	605
354

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
19,366	*	Cara Therapeutics, Inc	$236
129,048	*	Cardiff Oncology, Inc	776
27,306	*	CareDx, Inc	1,242
10,333	*	Caribou Biosciences, Inc	156
20,876	*,e	Cassava Sciences, Inc	912
90,837	*	Catalent, Inc	11,630
50,782	*	Catalyst Pharmaceuticals, Inc	344
21,395	*	Celldex Therapeutics, Inc	827
20,222	*,e	CEL-SCI Corp	144
19,234	*	Cerevel Therapeutics Holdings, Inc	624
27,377	*	Charles River Laboratories International, Inc	10,315
26,464	*	ChemoCentryx, Inc	964
30,594	*	Chimerix, Inc	197
7,917	*	Chinook Therapeutics, Inc	129
23,081	*,e	ChromaDex Corp	86
61,931	*,e	Citius Pharmaceuticals, Inc	95
67,474	*,e	Clovis Oncology, Inc	183
23,538	*	Codexis, Inc	736
27,864	*	Coherus Biosciences, Inc	445
16,286	*	Collegium Pharmaceutical, Inc	304
52,750	*	Corcept Therapeutics, Inc	1,044
10,884	*,e	Cortexyme Inc	137
16,128	*	Crinetics Pharmaceuticals, Inc	458
11,975	*	Cue Biopharma, Inc	135
7,345	*,e	Cullinan Oncology, Inc	113
29,183	*,e	CureVac NV	1,001
47,252	*	Curis, Inc	225
39,943	*	Cymabay Therapeutics, Inc	135
42,716	*,e	Cytokinetics, Inc	1,947
21,311	*	CytomX Therapeutics, Inc	92
339,367		Danaher Corp	111,655
22,263	*	Deciphera Pharmaceuticals, Inc	218
49,642	*	Denali Therapeutics, Inc	2,214
12,956	*,e	DermTech, Inc	205
14,200	*,e	Design Therapeutics, Inc	304
117,742	*	Durect Corp	116
58,823	*,e	Dynavax Technologies Corp	828
16,387	*,e	Dyne Therapeutics, Inc	195
6,368	*	Eagle Pharmaceuticals, Inc	324
20,664	*	Edgewise Therapeutics, Inc	316
35,681	*	Editas Medicine, Inc	947
14,062	*	Eiger BioPharmaceuticals, Inc	73
242,401	*	Elanco Animal Health, Inc	6,879
455,955		Eli Lilly & Co	125,944
24,015	*	Emergent Biosolutions, Inc	1,044
11,786	*	Enanta Pharmaceuticals, Inc	881
56,660	*	Epizyme, Inc	142
9,694	*,e	Esperion Thereapeutics, Inc	48
16,577	*,e	Evelo Biosciences, Inc	101
17,590	*,e	Evolus, Inc	115
93,800	*	Exact Sciences Corp	7,300
170,031	*	Exelixis, Inc	3,108
42,216	*	Fate Therapeutics, Inc	2,470
50,667	*	FibroGen, Inc	714
355

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
20,851	*,e	Fluidigm Corp	$82
17,542	*	Forma Therapeutics Holdings, Inc	249
6,156	*,e	Forte Biosciences, Inc	13
16,778	*,e	Frequency Therapeutics, Inc	86
14,355	*,e	Fulcrum Therapeutics, Inc	254
20,311	*,e	G1 Therapeutics, Inc	207
23,909	*	Generation Bio Co	169
114,325	*,e	Geron Corp	139
673,322		Gilead Sciences, Inc	48,890
36,433	*	Global Blood Therapeutics, Inc	1,066
12,922	*	Gossamer Bio, Inc	146
22,037	*	Gritstone Oncology, Inc	283
13,013	*,e	GT Biopharma, Inc	40
79,065	*	Halozyme Therapeutics, Inc	3,179
12,195	*	Harmony Biosciences Holdings, Inc	520
52,161	*,e	Heron Therapeutics, Inc	476
11,341	*	Homology Medicines, Inc	41
119,937	*	Horizon Therapeutics Plc	12,924
28,958	*	Humanigen, Inc	108
132,891	*,e	iBio, Inc	73
7,208	*	Icosavax, Inc	165
15,316	*	Ideaya Biosciences, Inc	362
2,211	*	IGM Biosciences, Inc	65
79,203	*	Illumina, Inc	30,132
36,493	*,e	ImmunityBio, Inc	222
106,612	*	Immunogen, Inc	791
11,380	*	Immunovant, Inc	97
101,497	*	Incyte Corp	7,450
303,016	*	Infinity Pharmaceuticals, Inc	682
15,231	*	Inhibrx, Inc	665
34,523	*	Innoviva, Inc	596
7,067	*	Inotiv, Inc	297
112,816	*,e	Inovio Pharmaceuticals, Inc	563
60,247	*	Insmed, Inc	1,641
28,852	*,e	Instil Bio, Inc	494
34,856	*	Intellia Therapeutics, Inc	4,121
12,921	*,e	Intercept Pharmaceuticals, Inc	210
38,562	*	Intra-Cellular Therapies, Inc	2,018
109,344	*,e	Invitae Corp	1,670
79,163	*	Ionis Pharmaceuticals, Inc	2,409
74,052	*	Iovance Biotherapeutics, Inc	1,414
104,821	*	IQVIA Holdings, Inc	29,574
95,014	*	Ironwood Pharmaceuticals, Inc	1,108
11,046	*	iTeos Therapeutics, Inc	514
56,231	*	IVERIC bio, Inc	940
32,370	*	Jazz Pharmaceuticals plc	4,124
1,412,966		Johnson & Johnson	241,716
4,482	*	Jounce Therapeutics, Inc	37
5,857	*,e	Kala Pharmaceuticals, Inc	7
10,666	*	KalVista Pharmaceuticals Inc	141
12,114	*	Karuna Therapeutics, Inc	1,587
46,110	*,e	Karyopharm Therapeutics, Inc	296
15,593	*,e	KemPharm, Inc	136
8,516	*	Keros Therapeutics, Inc	498
356

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
18,676	*	Kezar Life Sciences, Inc	$312
11,321	*	Kiniksa Pharmaceuticals Ltd	133
7,565	*,e	Kinnate Biopharma, Inc	134
18,276	*	Kodiak Sciences, Inc	1,549
21,178	*,e	Kronos Bio, Inc	288
9,785	*	Krystal Biotech Inc	684
31,598	*	Kura Oncology, Inc	442
15,771	*	Kymera Therapeutics, Inc	1,001
30,110	*	Lexicon Pharmaceuticals, Inc	119
8,586	*	Ligand Pharmaceuticals, Inc (Class B)	1,326
32,187	*	MacroGenics, Inc	517
6,193	*	Madrigal Pharmaceuticals, Inc	525
94,899	*,e	MannKind Corp	415
54,984	*	Maravai LifeSciences Holdings, Inc	2,304
20,153	*,e	Marinus Pharmaceuticals, Inc	239
51,230	*	MaxCyte, Inc	522
15,823	*	Medpace Holdings, Inc	3,444
61,495	*	MEI Pharma, Inc	164
10,086	*	MeiraGTx Holdings plc	239
1,356,565		Merck & Co, Inc	103,967
27,294	*	Mersana Therapeutics, Inc	170
12,288	*	Mettler-Toledo International, Inc	20,855
60,615	*,e	MiMedx Group, Inc	366
175,751	*,e	Mind Medicine MindMed, Inc	243
21,876	*	Mirati Therapeutics, Inc	3,209
181,845	*	Moderna, Inc	46,185
33,966	*	Molecular Templates, Inc	133
8,159	*	Morphic Holding, Inc	387
46,607	*	Myriad Genetics, Inc	1,286
22,499	*	NanoString Technologies, Inc	950
42,988	*	Natera, Inc	4,015
106,507	*	Nektar Therapeutics	1,439
58,635	*	NeoGenomics, Inc	2,001
17,673	*	Neoleukin Therapeutics, Inc	85
51,383	*	Neurocrine Biosciences, Inc	4,376
15,360	*	NGM Biopharmaceuticals Inc	272
9,374	*	Nkarta, Inc	144
40,572	*,e	Novavax, Inc	5,805
17,085	*	Nurix Therapeutics, Inc	495
35,946	*,e	Nuvation Bio, Inc	306
100,765	*,e	Ocugen, Inc	458
41,830	*	Ocular Therapeutix, Inc	292
6,792	*	Olema Pharmaceuticals, Inc	64
29,642	*,e	Omeros Corp	191
38,675	*	Oncocyte Corp	84
238,337	*,e	Opko Health, Inc	1,146
14,566	*	Oramed Pharmaceuticals, Inc	208
13,691	*	Organogenesis Holdings Inc	127
142,546		Organon & Co	4,341
16,096	*	ORIC Pharmaceuticals, Inc	237
100,456	*	Pacific Biosciences of California, Inc	2,055
23,821	*	Pacira BioSciences Inc	1,433
17,330	*,e	Paratek Pharmaceuticals, Inc	78
8,093	*	Passage Bio, Inc	51
357

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
67,725		PerkinElmer, Inc	$13,617
73,370		Perrigo Co plc	2,854
19,507	*	Personalis, Inc	278
2,992,253		Pfizer, Inc	176,693
6,396	*,e	Phathom Pharmaceuticals, Inc	126
12,927		Phibro Animal Health Corp	264
13,444	*,e	Pliant Therapeutics, Inc	181
14,315	*	PMV Pharmaceuticals, Inc	331
48,133	*	Praxis Precision Medicines, Inc	948
39,456	*,e	Precigen, Inc	146
22,592	*	Precision BioSciences Inc	167
5,217	*,e	Prelude Therapeutics, Inc	65
27,333	*	Prestige Consumer Healthcare, Inc.	1,658
51,583	*,†	Progenics Pharmaceuticals, Inc	0
15,994	*	Prometheus Biosciences, Inc	632
22,557	*	Protagonist Therapeutics, Inc	771
18,603	*	Prothena Corp plc	919
25,243	*,e	Provention Bio, Inc	142
37,990	*	PTC Therapeutics, Inc	1,513
20,506	*	Puma Biotechnology, Inc	62
125,141	*	QIAGEN NV	6,955
16,838	*	Quanterix Corp	714
27,010	*	Radius Health, Inc	187
6,533	*	RAPT Therapeutics, Inc	240
14,987	*	Reata Pharmaceuticals, Inc	395
61,485	*,e	Recursion Pharmaceuticals, Inc	1,053
53,592	*	Regeneron Pharmaceuticals, Inc	33,844
19,715	*	REGENXBIO, Inc	645
31,945	*	Relay Therapeutics, Inc	981
8,368	*	Relmada Therapeutics, Inc	189
30,248	*	Repligen Corp	8,011
10,254	*	Replimune Group, Inc	278
33,815	*	Revance Therapeutics, Inc	552
32,407	*	REVOLUTION Medicines, Inc	816
24,038	*	Rhythm Pharmaceuticals, Inc	240
86,450	*	Rigel Pharmaceuticals, Inc	229
20,281	*	Rocket Pharmaceuticals, Inc	443
180,548		Royalty Pharma plc	7,195
22,395	*,e	Rubius Therapeutics, Inc	217
28,225	*	Sage Therapeutics, Inc	1,201
46,510	*	Sana Biotechnology, Inc	720
52,234	*	Sangamo Therapeutics Inc	392
41,917	*	Sarepta Therapeutics, Inc	3,775
13,353	*,e	Scholar Rock Holding Corp	332
72,859	*	Seagen, Inc	11,264
22,417	*,e	Seer, Inc	511
48,754	*	Selecta Biosciences, Inc	159
37,976	*	Seres Therapeutics, Inc	316
93,280	*,e	Sesen Bio, Inc	76
14,514	*	Shattuck Labs, Inc	124
35,191	*	SIGA Technologies, Inc	265
7,098	*	Silverback Therapeutics, Inc	47
6,168	*	Solid Biosciences, Inc	11
127,563	*,e	Sorrento Therapeutics, Inc	593
358

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
43,033	*	Sotera Health Co	$1,013
56,104	*	Spectrum Pharmaceuticals, Inc	71
15,930	*	SpringWorks Therapeutics, Inc	987
10,464	*	Stoke Therapeutics, Inc	251
26,807	*	Supernus Pharmaceuticals, Inc	782
15,843	*	Sutro Biopharma, Inc	236
24,529	*	Syndax Pharmaceuticals, Inc	537
55,220	*	Syneos Health, Inc	5,670
9,466	*	Syros Pharmaceuticals, Inc	31
12,149	*,e	Taysha Gene Therapies, Inc	142
9,709	*	TCR2 Therapeutics Inc	45
69,942	*	TG Therapeutics, Inc	1,329
114,084	*,e	TherapeuticsMD, Inc	41
29,259	*	Theravance Biopharma, Inc	323
210,446		Thermo Fisher Scientific, Inc	140,418
180,181	*	Tonix Pharmaceuticals Holding Corp	64
25,726	*	Travere Therapeutics, Inc	799
25,134	*	Turning Point Therapeutics Inc	1,199
26,284	*	Twist Bioscience Corp	2,034
33,751	*	Ultragenyx Pharmaceutical, Inc	2,838
25,272	*	United Therapeutics Corp	5,461
12,098	*,e	UroGen Pharma Ltd	115
31,395	*	Vanda Pharmaceuticals, Inc	493
65,175	*,e	Vaxart Inc	409
21,774	*,e	Vaxcyte, Inc	518
102,172	*,e	VBI Vaccines, Inc	239
36,815	*	Veracyte, Inc	1,517
97,480	*	Verastem, Inc	200
24,994	*	Vericel Corp	982
136,771	*	Vertex Pharmaceuticals, Inc	30,035
8,512	*,e	Verve Therapeutics, Inc	314
629,110		Viatris, Inc	8,512
29,514	*	Viking Therapeutics, Inc	136
32,800	*	Vir Biotechnology, Inc	1,373
19,787	*	Viracta Therapeutics, Inc	72
104,364	*,e	VistaGen Therapeutics, Inc	204
6,387	*,e	Vor BioPharma, Inc	74
33,594	*	Waters Corp	12,517
39,150	*	WaVe Life Sciences Ltd	123
39,169		West Pharmaceutical Services, Inc	18,371
11,934		XBiotech, Inc	133
27,098	*	Xencor, Inc	1,087
19,065	*	Y-mAbs Therapeutics, Inc	309
18,143	*	Zentalis Pharmaceuticals, Inc	1,525
710,503	*,e	ZIOPHARM Oncology, Inc	774
254,413		Zoetis, Inc	62,084
33,098	*	Zogenix, Inc	538
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,947,343

REAL ESTATE - 3.6%
46,252		Acadia Realty Trust	1,010
36,654		Agree Realty Corp	2,616
47,563		Alexander & Baldwin, Inc	1,193
1,329		Alexander’s, Inc	346
359

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
79,908		Alexandria Real Estate Equities, Inc	$17,816
28,646		American Assets Trust, Inc	1,075
75,200		American Campus Communities, Inc	4,308
68,972		American Finance Trust, Inc	630
152,675		American Homes 4 Rent	6,658
242,067		American Tower Corp	70,805
133,721		Americold Realty Trust	4,385
85,829		Apartment Income REIT Corp	4,692
79,626	*	Apartment Investment and Management Co	615
113,878		Apple Hospitality REIT, Inc	1,839
31,681		Armada Hoffler Properties, Inc	482
5,980	*,e	Ashford Hospitality Trust, Inc	57
74,556		AvalonBay Communities, Inc	18,832
86,787		Boston Properties, Inc	9,996
92,621		Brandywine Realty Trust	1,243
162,598		Brixmor Property Group, Inc	4,132
77,650		Broadstone Net Lease, Inc	1,927
52,715		Camden Property Trust	9,419
50,740		CareTrust REIT, Inc	1,158
29,192		CatchMark Timber Trust, Inc	254
178,216	*	CBRE Group, Inc	19,338
9,060		Centerspace	1,005
28,285	*	Chatham Lodging Trust	388
21,833		City Office REIT, Inc	431
10,462		Clipper Realty, Inc	104
9,586		Community Healthcare Trust, Inc	453
7,951	*	CorePoint Lodging, Inc	125
61,652		Corporate Office Properties Trust	1,724
84,914		Cousins Properties, Inc	3,420
234,344		Crown Castle International Corp	48,917
3,998		CTO Realty Growth, Inc	246
110,271		CubeSmart	6,276
66,192	*	Cushman & Wakefield plc	1,472
65,743		CyrusOne, Inc	5,898
114,160	*	DiamondRock Hospitality Co	1,097
149,930		Digital Realty Trust, Inc	26,518
279,022	*	DigitalBridge Group, Inc	2,324
136,618		Diversified Healthcare Trust	422
39,190	*	Douglas Elliman, Inc	451
91,371		Douglas Emmett, Inc	3,061
196,555		Duke Realty Corp	12,902
45,431		Easterly Government Properties, Inc	1,041
21,698		EastGroup Properties, Inc	4,944
82,308		Empire State Realty Trust, Inc	733
40,647		EPR Properties	1,930
47,763		Equinix, Inc	40,400
62,602	*	Equity Commonwealth	1,621
96,734		Equity Lifestyle Properties, Inc	8,480
196,834		Equity Residential	17,814
63,885		Essential Properties Realty Trust, Inc	1,842
35,607		Essex Property Trust, Inc	12,542
28,436		eXp World Holdings Inc	958
69,414		Extra Space Storage, Inc	15,738
19,962		Farmland Partners, Inc	239
360

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
43,819		Federal Realty Investment Trust	$5,973
67,202		First Industrial Realty Trust, Inc	4,449
425	*	Forestar Group, Inc	9
44,705		Four Corners Property Trust, Inc	1,315
72,511		Franklin Street Properties Corp	431
4,942	*	FRP Holdings, Inc	286
109,186		Gaming and Leisure Properties, Inc	5,313
42,598	e	Geo Group, Inc	330
18,198		Getty Realty Corp	584
17,811		Gladstone Commercial Corp	459
11,325		Gladstone Land Corp	382
30,930		Global Medical REIT, Inc	549
44,961		Global Net Lease, Inc	687
82,789		Healthcare Realty Trust, Inc	2,619
119,524		Healthcare Trust of America, Inc	3,991
296,211		Healthpeak Properties Inc	10,690
27,708	*	Hersha Hospitality Trust	254
59,455		Highwoods Properties, Inc	2,651
393,682	*	Host Hotels and Resorts, Inc	6,846
22,285	*	Howard Hughes Corp	2,268
80,595		Hudson Pacific Properties	1,992
48,914		Independence Realty Trust, Inc	1,263
34,891		Industrial Logistics Properties Trust	874
12,344	e	Innovative Industrial Properties, Inc	3,245
320,459		Invitation Homes, Inc	14,530
157,392		Iron Mountain, Inc	8,236
38,621	e	iStar Inc	998
64,898		JBG SMITH Properties	1,863
26,164	*	Jones Lang LaSalle, Inc	7,047
44,610		Kennedy-Wilson Holdings, Inc	1,065
63,758		Kilroy Realty Corp	4,237
321,428		Kimco Realty Corp	7,923
118,460		Kite Realty Group Trust	2,580
47,334		Lamar Advertising Co	5,742
144,484		Lexington Realty Trust	2,257
42,193		Life Storage, Inc	6,463
21,247		LTC Properties, Inc	725
107,859		Macerich Co	1,864
47,939	*	Mack-Cali Realty Corp	881
11,498	*	Marcus & Millichap, Inc	592
283,531		Medical Properties Trust, Inc	6,700
61,102		Mid-America Apartment Communities, Inc	14,019
50,307		Monmouth Real Estate Investment Corp (Class A)	1,057
23,875		National Health Investors, Inc	1,372
97,026		National Retail Properties, Inc	4,664
38,309		National Storage Affiliates Trust	2,651
21,654		NETSTREIT Corp	496
81,428		Newmark Group, Inc	1,523
12,730		NexPoint Residential Trust, Inc	1,067
23,677		Office Properties Income Trust	588
129,929		Omega Healthcare Investors, Inc	3,845
9,166	e	One Liberty Properties, Inc	323
228,590	*	Opendoor Technologies, Inc	3,340
29,999	*	Orion Office REIT, Inc	560
361

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
76,197		Outfront Media, Inc	$2,044
101,864		Paramount Group, Inc	850
132,332	*	Park Hotels & Resorts, Inc	2,498
71,223		Pebblebrook Hotel Trust	1,593
10,100		Phillips Edison & Co, Inc	334
107,460		Physicians Realty Trust	2,023
71,716		Piedmont Office Realty Trust, Inc	1,318
13,733		Plymouth Industrial REIT, Inc	439
34,013		PotlatchDeltic Corp	2,048
21,687		Preferred Apartment Communities, Inc	392
395,121		Prologis, Inc	66,523
10,961		PS Business Parks, Inc	2,019
81,523		Public Storage, Inc	30,535
75,814		Rayonier, Inc	3,060
13,117		Re/Max Holdings, Inc	400
62,854	*	Realogy Holdings Corp	1,057
303,733		Realty Income Corp	21,744
57,095	*,e	Redfin Corp	2,192
92,769		Regency Centers Corp	6,990
63,462		Retail Opportunities Investment Corp	1,244
11,764		Retail Value, Inc	76
73,707		Rexford Industrial Realty, Inc	5,978
92,471		RLJ Lodging Trust	1,288
5,123		RMR Group, Inc	178
57,913		RPT Realty	775
29,351	*	Ryman Hospitality Properties	2,699
116,469		Sabra Healthcare REIT, Inc	1,577
7,521		Safehold, Inc	601
6,451		Saul Centers, Inc	342
57,350		SBA Communications Corp	22,310
18,501	*,e	Seritage Growth Properties	246
93,168		Service Properties Trust	819
175,765		Simon Property Group, Inc	28,082
103,764		SITE Centers Corp	1,643
38,244		SL Green Realty Corp	2,742
62,949		Spirit Realty Capital, Inc	3,034
18,561		St. Joe Co	966
84,224		STAG Industrial, Inc	4,039
134,185		STORE Capital Corp	4,616
73,018	*	Summit Hotel Properties, Inc	713
60,721		Sun Communities, Inc	12,750
117,301	*	Sunstone Hotel Investors, Inc	1,376
54,135	e	Tanger Factory Outlet Centers, Inc	1,044
12,164	*	Tejon Ranch Co	232
35,329		Terreno Realty Corp	3,013
162,250		UDR, Inc	9,733
20,169		UMH Properties, Inc	551
81,711		Uniti Group, Inc	1,145
9,264		Universal Health Realty Income Trust	551
70,770		Urban Edge Properties	1,345
20,808		Urstadt Biddle Properties, Inc (Class A)	443
214,672		Ventas, Inc	10,974
337,627	e	VICI Properties, Inc	10,166
96,380		Vornado Realty Trust	4,034
362

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
46,196		Washington REIT	$1,194
229,555		Welltower, Inc	19,689
397,195		Weyerhaeuser Co	16,357
25,132		Whitestone REIT	255
95,264		WP Carey, Inc	7,816
62,184	*	Xenia Hotels & Resorts, Inc	1,126
32,630	*	Zillow Group, Inc (Class A)	2,030
90,080	*	Zillow Group, Inc (Class C)	5,752
		TOTAL REAL ESTATE	920,613

RETAILING - 6.3%
18,290	*	1-800-FLOWERS.COM, Inc (Class A)	427
18,402		Aaron’s Co, Inc	454
36,579	*	Abercrombie & Fitch Co (Class A)	1,274
36,738	*	Academy Sports & Outdoors, Inc	1,613
33,209		Advance Auto Parts, Inc	7,966
232,283	*	Amazon.com, Inc	774,511
85,497	e	American Eagle Outfitters, Inc	2,165
3,312	*	America’s Car-Mart, Inc	339
65,041	*	Arko Corp	570
10,565	*	Asbury Automotive Group, Inc	1,825
24,494	*	Autonation, Inc	2,862
11,218	*	AutoZone, Inc	23,517
20,976	*	Barnes & Noble Education, Inc	143
132,327		Bath & Body Works, Inc	9,235
59,900	*,e	Bed Bath & Beyond, Inc	873
131,568		Best Buy Co, Inc	13,367
11,361	e	Big 5 Sporting Goods Corp	216
20,052		Big Lots, Inc	903
15,681	*	Boot Barn Holdings, Inc	1,930
14,004		Buckle, Inc	593
36,184	*	Burlington Stores, Inc	10,548
20,111		Caleres, Inc	456
22,123	e	Camping World Holdings, Inc	894
85,911	*	CarMax, Inc	11,188
19,398	*	CarParts.com, Inc	217
42,371	*	Carvana Co	9,821
12,003		Cato Corp (Class A)	206
66,517	*	Chico’s FAS, Inc	358
7,673	*	Children’s Place, Inc	608
6,121	*	Citi Trends, Inc	580
13,169	*,e	Conn’s, Inc	310
11,400	*	Container Store Group, Inc	114
32,814	*	Designer Brands, Inc	466
28,635	e	Dick’s Sporting Goods, Inc	3,293
3,340	e	Dillard’s, Inc (Class A)	818
123,132		Dollar General Corp	29,038
118,105	*	Dollar Tree, Inc	16,596
78,210	*	DoorDash, Inc	11,645
7,236	*	Duluth Holdings, Inc	110
334,780		eBay, Inc	22,263
66,094	*	Etsy, Inc	14,471
30,809	*	Five Below, Inc	6,374
55,907	*	Floor & Decor Holdings, Inc	7,269
363

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
33,391		Foot Locker, Inc	$1,457
11,421		Franchise Group, Inc	596
10,965	*	Funko, Inc	206
34,832	*,e	GameStop Corp (Class A)	5,169
110,566		Gap, Inc	1,952
7,998	*	Genesco, Inc	513
74,387		Genuine Parts Co	10,429
9,591		Group 1 Automotive, Inc	1,872
12,244	*,e	Groupon, Inc	284
29,518	*	GrowGeneration Corp	385
21,962		Guess?, Inc	520
9,098		Haverty Furniture Cos, Inc	278
9,181		Hibbett Sports, Inc	660
570,071		Home Depot, Inc	236,585
86,005		Kohl’s Corp	4,248
9,431	*	Lands’ End, Inc	185
59,869	*	Leslie’s, Inc	1,417
19,090	*	Liquidity Services, Inc	422
15,893		Lithia Motors, Inc (Class A)	4,719
133,711		LKQ Corp	8,027
370,444		Lowe’s Companies, Inc	95,752
19,294	*	Lumber Liquidators, Inc	329
172,372		Macy’s, Inc	4,513
11,739	*	MarineMax, Inc	693
18,107		Monro Muffler, Inc	1,055
13,744		Murphy USA, Inc	2,738
47,869	*	National Vision Holdings, Inc	2,297
60,699	*,e	Nordstrom, Inc	1,373
29,720	*	ODP Corp	1,167
35,834	*	Ollie’s Bargain Outlet Holdings, Inc	1,834
5,690		OneWater Marine, Inc	347
35,662	*	O’Reilly Automotive, Inc	25,186
24,586	*	Overstock.com, Inc	1,451
60,315	*	Party City Holdco, Inc	336
13,329		Penske Auto Group, Inc	1,429
40,988	*	Petco Health & Wellness Co, Inc	811
14,105	e	PetMed Express, Inc	356
20,231		Pool Corp	11,451
41,549	*	Porch Group, Inc	648
53,361	*	Quotient Technology, Inc	396
130,909		Qurate Retail Group, Inc QVC Group	995
42,901	*	RealReal, Inc	498
35,975		Rent-A-Center, Inc	1,728
19,596	*	Revolve Group, Inc	1,098
9,426	*	RH	5,052
189,042		Ross Stores, Inc	21,604
66,571	*	Sally Beauty Holdings, Inc	1,229
33,875	*,e	Shift Technologies, Inc	116
4,712		Shoe Carnival, Inc	184
13,499		Shutterstock, Inc	1,497
29,200		Signet Jewelers Ltd	2,541
13,058	*	Sleep Number Corp	1,000
11,945	e	Sonic Automotive, Inc (Class A)	591
19,952	*	Sportsman’s Warehouse Holdings, Inc	235
364

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
32,244	*	Stitch Fix Inc	$610
259,834		Target Corp	60,136
6,790		Tilly’s, Inc	109
643,051		TJX Companies, Inc	48,820
59,954		Tractor Supply Co	14,305
28,388	*	Ulta Beauty, Inc	11,706
37,439	*	Urban Outfitters, Inc	1,099
41,105	*	Victoria’s Secret & Co	2,283
63,231	*,e	Vroom, Inc	682
41,399	*,e	Wayfair, Inc	7,865
41,140		Williams-Sonoma, Inc	6,958
1,945		Winmark Corp	483
4,344	*	Xometry, Inc	223
11,661	*	Zumiez, Inc	560
		TOTAL RETAILING	1,620,719

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.8%
648,573	*	Advanced Micro Devices, Inc	93,330
26,133	*	Allegro MicroSystems, Inc	945
15,539	*	Alpha & Omega Semiconductor Ltd	941
19,074	*	Ambarella, Inc	3,870
55,705		Amkor Technology, Inc	1,381
286,799		Analog Devices, Inc	50,411
480,794		Applied Materials, Inc	75,658
10,142	*,e	Atomera, Inc	204
20,849	*	Axcelis Technologies, Inc	1,554
26,991	*	AXT, Inc	238
213,856		Broadcom, Inc	142,302
39,365		Brooks Automation, Inc	4,059
15,710	*	Ceva, Inc	679
31,760	*	Cirrus Logic, Inc	2,923
15,115		CMC Materials, Inc	2,897
26,675	*	Cohu, Inc	1,016
23,788	*	Diodes, Inc	2,612
70,419	*	Enphase Energy, Inc	12,882
66,933		Entegris, Inc	9,276
58,223	*	First Solar, Inc	5,075
42,439	*	Formfactor, Inc	1,940
28,123	*	GLOBALFOUNDRIES, Inc	1,827
15,133	*	Ichor Holdings Ltd	697
13,074	*	Impinj, Inc	1,160
2,161,990		Intel Corp	111,342
81,230		KLA Corp	34,938
42,347	*,e	Kopin Corp	173
33,411		Kulicke & Soffa Industries, Inc	2,023
75,362		Lam Research Corp	54,197
75,431	*	Lattice Semiconductor Corp	5,813
29,103	*	MACOM Technology Solutions Holdings, Inc	2,279
436,855		Marvell Technology, Inc	38,220
38,172	*	MaxLinear, Inc	2,878
118,061	*,e	Meta Materials, Inc	290
292,034		Microchip Technology, Inc	25,424
599,065		Micron Technology, Inc	55,803
26,862		MKS Instruments, Inc	4,679
365

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
23,066		Monolithic Power Systems, Inc	$11,379
26,573	*	Nanometrics, Inc	2,690
21,168	*	NeoPhotonics Corp Ltd	325
3,184		NVE Corp	217
1,280,309		NVIDIA Corp	376,552
140,051		NXP Semiconductors NV	31,901
229,199	*	ON Semiconductor Corp	15,567
20,605	*	PDF Solutions, Inc	655
46,544	*	Photronics, Inc	877
33,225		Power Integrations, Inc	3,086
59,412	*	Qorvo, Inc	9,291
605,166		QUALCOMM, Inc	110,667
61,164	*	Rambus, Inc	1,798
35,296	*	Semtech Corp	3,139
21,183	*	Silicon Laboratories, Inc	4,373
7,023	*	SiTime Corp	2,054
87,959		Skyworks Solutions, Inc	13,646
7,747	*	SMART Global Holdings, Inc	550
42,585	*	SunPower Corp	889
19,257	*	Synaptics, Inc	5,575
85,656		Teradyne, Inc	14,007
493,708		Texas Instruments, Inc	93,049
23,500	*	Ultra Clean Holdings	1,348
24,314		Universal Display Corp	4,013
34,384	*	Veeco Instruments, Inc	979
62,345	*	Wolfspeed Inc	6,968
131,505		Xilinx, Inc	27,883
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,499,414

SOFTWARE & SERVICES - 14.7%
65,506	*	8x8, Inc	1,098
32,215		A10 Networks, Inc	534
340,499		Accenture plc	141,154
68,208	*	ACI Worldwide, Inc	2,367
255,432	*	Adobe, Inc	144,845
11,056	*	Agilysys, Inc	492
82,582	*	Akamai Technologies, Inc	9,665
26,945	*	Alarm.com Holdings, Inc	2,285
15,192	*,e	Alkami Technology, Inc	305
27,328		Alliance Data Systems Corp	1,819
24,769	*,e	Altair Engineering, Inc	1,915
32,290	*	Alteryx, Inc	1,954
63,407		Amdocs Ltd	4,745
15,720		American Software, Inc (Class A)	411
78,020	*	Anaplan, Inc	3,577
45,731	*	Ansys, Inc	18,344
9,509	*	Appfolio, Inc	1,151
20,140	*,e	Appian Corp	1,313
40,356	*	Asana, Inc	3,009
37,307	*	Aspen Technology, Inc	5,678
72,802	*	Atlassian Corp plc	27,759
117,180	*	Autodesk, Inc	32,950
227,993		Automatic Data Processing, Inc	56,219
46,044	*	Avalara, Inc	5,945
366

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
45,036	*	Avaya Holdings Corp	$892
11,374	*	Benefitfocus, Inc	121
74,063		Bentley Systems, Inc	3,579
24,476	*	BigCommerce Holdings, Inc	866
49,304	*	Bill.Com Holdings, Inc	12,284
82,754	*	Black Knight, Inc	6,859
26,411	*	Blackbaud, Inc	2,086
29,853	*	Blackline, Inc	3,091
212,702	*	Block Inc	34,354
24,159	*	Bottomline Technologies, Inc	1,364
86,219	*	Box, Inc	2,258
20,694	*	Brightcove, Inc	211
61,037		Broadridge Financial Solutions, Inc	11,159
25,858	*	BTRS Holdings, Inc	202
42,696	*,e	C3.ai, Inc	1,334
147,641	*	Cadence Design Systems, Inc	27,513
31,787	*	Cantaloupe, Inc	282
10,596		Cass Information Systems, Inc	417
66,103		CDK Global, Inc	2,759
22,039	*	Cerence Inc	1,689
66,788	*	Ceridian HCM Holding, Inc	6,977
15,814	*	ChannelAdvisor Corp	390
68,044		Citrix Systems, Inc	6,436
17,869	*,e	Cleanspark, Inc	170
140,170	*	Cloudflare, Inc	18,432
277,107		Cognizant Technology Solutions Corp (Class A)	24,585
20,876	*	Commvault Systems, Inc	1,439
23,676		Concentrix Corp	4,229
91,431	*	Conduent, Inc	488
7,805	*	Consensus Cloud Solutions, Inc	452
40,201	*	Coupa Software, Inc	6,354
106,940	*	Crowdstrike Holdings, Inc	21,896
6,968	*	CS Disco, Inc	249
17,763		CSG Systems International, Inc	1,024
136,604	*	Datadog, Inc	24,331
13,627	*,e	Datto Holding Corp	359
7,264	*,e	Digimarc Corp	287
46,104	*	Digital Turbine, Inc	2,812
26,690	*	DigitalOcean Holdings, Inc	2,144
103,146	*	DocuSign, Inc	15,710
35,265		Dolby Laboratories, Inc (Class A)	3,358
15,039	*	Domo, Inc	746
8,370	*	DoubleVerify Holdings, Inc	279
165,340	*	Dropbox, Inc	4,057
40,815	*	Duck Creek Technologies, Inc	1,229
139,396	*	DXC Technology Co	4,487
106,722	*	Dynatrace, Inc	6,441
87,429	*	E2open Parent Holdings, Inc	984
17,480	e	Ebix, Inc	531
37,517	*	Elastic NV	4,618
30,234	*	Envestnet, Inc	2,399
28,803	*	EPAM Systems, Inc	19,253
27,813	*	Euronet Worldwide, Inc	3,314
21,053	*	Everbridge, Inc	1,418
31,074		EVERTEC, Inc	1,553
367

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
25,590	*	Evo Payments, Inc	$655
17,218	*	ExlService Holdings, Inc	2,493
14,532	*	Fair Isaac Corp	6,302
58,075	*,e	Fastly, Inc	2,059
326,984		Fidelity National Information Services, Inc	35,690
127,712	*	FireEye, Inc	2,240
317,979	*	Fiserv, Inc	33,003
37,675	*	Five9, Inc	5,174
42,717	*	FleetCor Technologies, Inc	9,562
33,603	*	Flywire Corp	1,279
71,759	*	Fortinet, Inc	25,790
42,619	*	Gartner, Inc	14,248
94,449		Genpact Ltd	5,013
154,882		Global Payments, Inc	20,937
21,651	*	Globant S.A.	6,800
93,198	*	GoDaddy, Inc	7,909
37,008	*	GreenSky, Inc	420
15,258	*	Grid Dynamics Holdings, Inc	579
46,084	*	Guidewire Software, Inc	5,232
17,956		Hackett Group, Inc	369
24,272	*	HubSpot, Inc	15,999
9,245	*	I3 Verticals, Inc	211
17,943	*	Informatica, Inc	664
4,355	*,e	Intelligent Systems Corp	169
18,324		InterDigital, Inc	1,313
479,337		International Business Machines Corp	64,068
13,645	*	International Money Express Inc	218
141,883		Intuit, Inc	91,262
40,567		Jack Henry & Associates, Inc	6,774
29,050	*,e	Jamf Holding Corp	1,104
28,159	*	JFrog Ltd	836
95,867	*	Kyndryl Holdings, Inc	1,735
50,961	*,e	Limelight Networks, Inc	175
34,967	*	Liveperson, Inc	1,249
35,615	*	LiveRamp Holdings, Inc	1,708
32,654	*	Manhattan Associates, Inc	5,077
52,095	*,e	Marathon Digital Holdings, Inc	1,712
468,147		Mastercard, Inc (Class A)	168,215
31,583		MAXIMUS, Inc	2,516
21,219		McAfee Corp	547
4,035,012		Microsoft Corp	1,357,055
4,156	*,e	MicroStrategy, Inc (Class A)	2,263
33,586	*	Mimecast Ltd	2,672
22,456	*	Mitek Systems, Inc	399
14,483	*	Model N, Inc	435
35,218	*	MoneyGram International, Inc	278
33,619	*	MongoDB, Inc	17,796
19,169	*	N-Able, Inc	213
25,933	*	nCino, Inc	1,423
68,992	*	NCR Corp	2,773
30,028	*	New Relic, Inc	3,302
283,454		NortonLifelock, Inc	7,364
147,476	*	Nuance Communications, Inc	8,158
105,783	*	Nutanix, Inc	3,370
368

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
68,248	*	Okta, Inc	$15,299
4,837	*	ON24, Inc	84
21,489	*	OneSpan, Inc	364
887,190		Oracle Corp	77,372
41,005	*	Pagerduty, Inc	1,425
862,353	*	Palantir Technologies, Inc	15,703
50,772	*	Palo Alto Networks, Inc	28,268
44,842	*	Paya Holdings, Inc	284
172,244		Paychex, Inc	23,511
26,642	*	Paycom Software, Inc	11,061
11,105	*,e	Paycor HCM, Inc	320
20,584	*	Paylocity Holding Corp	4,861
631,765	*	PayPal Holdings, Inc	119,138
225,806	*,e	Paysafe Ltd	883
22,404		Pegasystems, Inc	2,505
17,663	*	Perficient, Inc	2,284
23,740	*	Ping Identity Holding Corp	543
31,944	*	Procore Technologies, Inc	2,555
23,997		Progress Software Corp	1,158
19,034	*	PROS Holdings, Inc	656
57,208	*	PTC, Inc	6,931
29,530	*	Q2 Holdings, Inc	2,346
18,605	*	Qualys, Inc	2,553
19,217	*,e	Rackspace Technology, Inc	259
31,056	*	Rapid7, Inc	3,655
42,004	*	Repay Holdings Corp	767
44,149	*	RingCentral, Inc	8,271
47,739	*,e	Riot Blockchain, Inc	1,066
186,641	*	Sabre Corp	1,603
52,403	*	SailPoint Technologies Holding, Inc	2,533
500,653	*	salesforce.com, Inc	127,231
15,268		Sapiens International Corp NV	526
4,599	*	SecureWorks Corp	73
105,474	*	ServiceNow, Inc	68,464
23,585	*	Shift4 Payments, Inc	1,366
4,906	*	ShotSpotter, Inc	145
66,115	*	Smartsheet, Inc	5,121
104,932	*	Snowflake, Inc	35,546
19,169		SolarWinds Corp	272
90,017	*	Splunk, Inc	10,417
24,107	*	Sprout Social, Inc	2,186
19,690	*	SPS Commerce, Inc	2,803
111,085		SS&C Technologies Holdings, Inc	9,107
120,616	*	StoneCo Ltd	2,034
44,512	*	Sumo Logic, Inc	604
70,963	*	SVMK, Inc	1,501
62,944		Switch, Inc	1,803
80,377	*	Synopsys, Inc	29,619
21,512	*	Telos Corp	332
49,510	*	Tenable Holdings, Inc	2,727
63,587	*	Teradata Corp	2,701
234,140	*	Trade Desk, Inc	21,457
10,054		TTEC Holdings, Inc	910
369

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
6,516	*,e	Tucows, Inc	$546
22,872	*	Turing Holding Corp	613
90,362	*	Twilio, Inc	23,796
21,091	*	Tyler Technologies, Inc	11,346
38,674	*	Unisys Corp	796
80,847	*	Unity Software, Inc	11,560
15,606	*	Upland Software, Inc	280
56,469	*	Varonis Systems, Inc	2,755
35,164	*	Verint Systems, Inc	1,846
51,900	*	VeriSign, Inc	13,173
13,662	*,e	Veritone, Inc	307
63,620	*	Verra Mobility Corp	982
6,012	*	Viant Technology, Inc	58
32,131	*,e	VirnetX Holding Corp	84
908,191		Visa, Inc (Class A)	196,814
119,630		VMware, Inc (Class A)	13,863
143,849	*	Vonage Holdings Corp	2,991
229,572		Western Union Co	4,096
24,535	*	WEX, Inc	3,444
29,289	*	Wix.com Ltd	4,622
101,979	*	Workday, Inc	27,859
22,930	*	Workiva, Inc	2,992
57,275		Xperi Holding Corp	1,083
55,032	*	Yext, Inc	546
65,282	*	Zendesk, Inc	6,808
115,895	*	Zoom Video Communications, Inc	21,314
41,021	*	Zscaler, Inc	13,181
55,037	*	Zuora Inc	1,028
		TOTAL SOFTWARE & SERVICES	3,769,078

TECHNOLOGY HARDWARE & EQUIPMENT - 7.7%
66,252	*	3D Systems Corp	1,427
6,963	*	908 Devices, Inc	180
35,649		Adtran, Inc	814
20,999		Advanced Energy Industries, Inc	1,912
41,314	*,e	Aeva Technologies, Inc	312
18,515	*,e	Akoustis Technologies, Inc	124
307,977		Amphenol Corp (Class A)	26,936
8,262,656		Apple, Inc	1,467,200
126,832	*	Arista Networks, Inc	18,232
47,303	*	Arlo Technologies, Inc	496
36,241	*	Arrow Electronics, Inc	4,866
24,161	*	Avid Technology, Inc	787
54,480		Avnet, Inc	2,246
15,939		Badger Meter, Inc	1,698
24,142		Belden CDT, Inc	1,587
19,531		Benchmark Electronics, Inc	529
26,799	*	CalAmp Corp	189
28,887	*	Calix, Inc	2,310
4,889	*	Cambium Networks Corp	125
9,824	*	Casa Systems, Inc	56
72,490		CDW Corp	14,845
79,273	*	Ciena Corp	6,102
2,263,452		Cisco Systems, Inc	143,435
370

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
8,964	*	Clearfield, Inc	$757
93,925		Cognex Corp	7,304
13,422	*	Coherent, Inc	3,578
115,638	*	CommScope Holding Co, Inc	1,277
16,237		Comtech Telecommunications Corp	385
415,791		Corning, Inc	15,480
8,680	*,e	Corsair Gaming, Inc	182
17,421		CTS Corp	640
27,847	*	Daktronics, Inc	141
136,382	*	Dell Technologies, Inc	7,661
53,560	*	Diebold, Inc	485
18,652	*	Digi International, Inc	458
9,167	*	DZS, Inc	149
24,605	*,e	Eastman Kodak Co	115
20,159	*	EMCORE Corp	141
18,556	*	ePlus, Inc	1,000
79,396	*	Extreme Networks, Inc	1,247
30,171	*	F5 Networks, Inc	7,383
20,485	*	Fabrinet	2,427
9,925	*	FARO Technologies, Inc	695
58,321	*	Harmonic, Inc	686
707,951		Hewlett Packard Enterprise Co	11,164
607,114		HP, Inc	22,870
11,473	*	Identiv, Inc	323
57,079	*	II-VI, Inc	3,900
103,799	*	Infinera Corp	995
40,550	*,e	Inseego Corp	236
19,073	*	Insight Enterprises, Inc	2,033
19,271	*	IPG Photonics Corp	3,317
18,293	*	Iteris, Inc	73
24,355	*	Itron, Inc	1,669
71,253		Jabil Inc	5,013
178,205		Juniper Networks, Inc	6,364
99,085	*	Keysight Technologies, Inc	20,462
21,162	*	Kimball Electronics, Inc	461
48,573	*	Knowles Corp	1,134
10,929	*	KVH Industries, Inc	100
13,151		Littelfuse, Inc	4,138
41,562	*	Lumentum Holdings, Inc	4,396
20,833		Methode Electronics, Inc	1,024
86,400	*,e	Microvision, Inc	433
89,099		Motorola Solutions, Inc	24,208
7,937	*	Napco Security Technologies, Inc	397
72,088		National Instruments Corp	3,148
118,594		NetApp, Inc	10,909
16,454	*	Netgear, Inc	481
43,446	*	Netscout Systems, Inc	1,437
20,535	*	nLight, Inc	492
18,332	*	Novanta, Inc	3,232
9,244	*	OSI Systems, Inc	862
15,844	*,e	Ouster, Inc	82
12,941	*,e	PAR Technology Corp	683
8,216		PC Connection, Inc	354
18,613	*	Plantronics, Inc	546
371

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
17,083	*	Plexus Corp	$1,638
148,433	*	Pure Storage, Inc	4,832
30,487	*	Quantum Corp	168
37,508	*	Ribbon Communications, Inc	227
10,213	*	Rogers Corp	2,788
36,299	*	Sanmina Corp	1,505
17,777	*	Scansource, Inc	624
26,460	*	Super Micro Computer, Inc	1,163
22,861		SYNNEX Corp	2,614
24,117	*	Teledyne Technologies, Inc	10,536
129,908	*	Trimble Inc	11,327
20,652	*	TTM Technologies, Inc	308
8,166	*	Turtle Beach Corp	182
3,604		Ubiquiti, Inc	1,105
38,579	*,e	Velodyne Lidar, Inc	179
34,027	*	Viasat, Inc	1,516
136,006	*	Viavi Solutions, Inc	2,396
72,768		Vishay Intertechnology, Inc	1,591
9,508	*	Vishay Precision Group, Inc	353
92,880		Vontier Corp	2,854
155,579	*	Western Digital Corp	10,145
84,117		Xerox Holdings Corp	1,904
27,748	*	Zebra Technologies Corp (Class A)	16,516
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,962,006

TELECOMMUNICATION SERVICES - 1.1%
7,472	*	Anterix, Inc	439
3,831,720		AT&T, Inc	94,260
7,918		ATN International, Inc	316
12,460	*	Bandwidth Inc	894
25,280		Cogent Communications Group, Inc	1,850
48,355	*	Consolidated Communications Holdings, Inc	362
22,558	*	EchoStar Corp (Class A)	594
331,269	*,e	Globalstar, Inc	384
42,541	*,e	Gogo, Inc	576
11,096	*	IDT Corp (Class B)	490
60,764	*	Iridium Communications, Inc	2,509
29,453	*	Liberty Latin America Ltd (Class A)	343
84,348	*	Liberty Latin America Ltd (Class C)	962
554,638		Lumen Technologies, Inc	6,961
13,047	*	Ooma, Inc	267
23,995	*	Radius Global Infrastructure, Inc	386
26,373		Shenandoah Telecom Co	673
55,138		Telephone & Data Systems, Inc	1,111
9,932	*,e	Telesat Corp	285
314,734	*	T-Mobile US, Inc	36,503
9,529	*	US Cellular Corp	300
2,218,488		Verizon Communications, Inc	115,273
		TOTAL TELECOMMUNICATION SERVICES	265,738

TRANSPORTATION - 1.9%
37,928	*	Air Transport Services Group, Inc	1,114
69,726	*	Alaska Air Group, Inc	3,633
8,270	*	Allegiant Travel Co	1,547
372

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
4,307		Amerco, Inc	$3,128
347,869	*,e	American Airlines Group, Inc	6,248
13,812		ArcBest Corp	1,655
15,514	*	Atlas Air Worldwide Holdings, Inc	1,460
22,038	*	Avis Budget Group, Inc	4,570
67,597		CH Robinson Worldwide, Inc	7,275
17,311	*	Copa Holdings S.A. (Class A)	1,431
23,634		Costamare, Inc	299
8,672	*	Covenant Transportation Group, Inc	229
1,185,229		CSX Corp	44,565
14,173	*	Daseke, Inc	142
351,191	*	Delta Air Lines, Inc	13,725
4,116	e	Eagle Bulk Shipping, Inc	187
85,367		Expeditors International of Washington, Inc	11,464
129,759		FedEx Corp	33,561
14,836		Forward Air Corp	1,796
18,987	*	Frontier Group Holdings, Inc	258
17,525		Genco Shipping & Trading Ltd	280
50,638	*	GXO Logistics, Inc	4,599
27,588	*	Hawaiian Holdings, Inc	507
26,012		Heartland Express, Inc	437
18,067	*	Hub Group, Inc (Class A)	1,522
9,562	*	HyreCar, Inc	45
43,796		JB Hunt Transport Services, Inc	8,952
173,855	*	JetBlue Airways Corp	2,476
32,726	*	Kirby Corp	1,945
88,315		Knight-Swift Transportation Holdings, Inc	5,382
20,412		Landstar System, Inc	3,654
154,071	*	Lyft, Inc (Class A)	6,583
34,852		Marten Transport Ltd	598
23,449		Matson, Inc	2,111
19,117	*	Mesa Air Group, Inc	107
129,243		Norfolk Southern Corp	38,477
54,303		Old Dominion Freight Line	19,461
29,335	*	Radiant Logistics, Inc	214
25,040		Ryder System, Inc	2,064
33,371	*	Safe Bulkers, Inc	126
13,620	*	Saia, Inc	4,590
22,723		Schneider National, Inc	611
28,022	*	Skywest, Inc	1,101
314,707	*	Southwest Airlines Co	13,482
50,261	*	Spirit Airlines, Inc	1,098
9,455	*	Sun Country Airlines Holdings, Inc	258
71,175	*,e	TuSimple Holdings, Inc	2,552
876,189	*	Uber Technologies, Inc	36,739
343,517		Union Pacific Corp	86,542
177,925	*	United Airlines Holdings Inc	7,790
386,486		United Parcel Service, Inc (Class B)	82,839
6,297		Universal Logistics Holdings Inc	119
14,010	*	US Xpress Enterprises, Inc	82
36,247		Werner Enterprises, Inc	1,728
52,508	*	XPO Logistics, Inc	4,066
26,820	*	Yellow Corp	338
		TOTAL TRANSPORTATION	481,762
373

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
UTILITIES - 2.4%
362,922		AES Corp	$8,819
28,646		Allete, Inc	1,901
137,659		Alliant Energy Corp	8,462
139,860		Ameren Corp	12,449
269,655		American Electric Power Co, Inc	23,991
20,132		American States Water Co	2,082
98,521		American Water Works Co, Inc	18,607
4,909		Artesian Resources Corp	227
69,836		Atmos Energy Corp	7,317
27,653		Avangrid, Inc	1,379
33,562		Avista Corp	1,426
34,402		Black Hills Corp	2,428
28,904	e	Brookfield Infrastructure Corp	1,973
72,027		Brookfield Renewable Corp	2,653
15,011	*	Cadiz, Inc	58
27,726		California Water Service Group	1,992
319,280		Centerpoint Energy, Inc	8,911
9,405		Chesapeake Utilities Corp	1,371
10,556		Clearway Energy, Inc (Class A)	353
47,061		Clearway Energy, Inc (Class C)	1,696
161,672		CMS Energy Corp	10,517
182,270		Consolidated Edison, Inc	15,551
426,782		Dominion Energy, Inc	33,528
101,817		DTE Energy Co	12,171
409,511		Duke Energy Corp	42,958
195,908		Edison International	13,371
106,399		Entergy Corp	11,986
120,688		Essential Utilities Inc	6,480
119,824		Evergy, Inc	8,221
188,645		Eversource Energy	17,163
517,839		Exelon Corp	29,910
288,831		FirstEnergy Corp	12,012
18,242	*	Fluence Energy, Inc	649
6,410		Global Water Resources, Inc	110
57,902		Hawaiian Electric Industries, Inc	2,403
27,642		Idacorp, Inc	3,132
96,446		MDU Resources Group, Inc	2,974
19,874		MGE Energy, Inc	1,635
11,759		Middlesex Water Co	1,415
44,613		National Fuel Gas Co	2,853
52,723		New Jersey Resources Corp	2,165
1,051,619		NextEra Energy, Inc	98,179
211,543		NiSource, Inc	5,841
14,483		Northwest Natural Holding Co	706
27,636		NorthWestern Corp	1,580
135,219		NRG Energy, Inc	5,825
109,645		OGE Energy Corp	4,208
29,641		ONE Gas, Inc	2,300
24,734	e	Ormat Technologies, Inc	1,961
22,455		Otter Tail Corp	1,604
829,869	*	PG&E Corp	10,075
62,725		Pinnacle West Capital Corp	4,428
374

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY			VALUE (000)
31,702		PNM Resources, Inc			$1,446
50,460		Portland General Electric Co			2,670
390,063		PPL Corp			11,725
263,097		Public Service Enterprise Group, Inc			17,556
11,616	*	Pure Cycle Corp			170
167,821		Sempra Energy			22,199
12,005		SJW Corp			879
58,642	e	South Jersey Industries, Inc			1,532
562,303		Southern Co			38,563
31,668		Southwest Gas Holdings Inc			2,218
26,256		Spire, Inc			1,712
46,961	*	Sunnova Energy International, Inc			1,311
105,006		UGI Corp			4,821
10,272		Unitil Corp			472
7,544	e	Via Renewables, Inc			86
268,521		Vistra Energy Corp			6,114
173,437		WEC Energy Group, Inc			16,836
295,903		Xcel Energy, Inc			20,033
9,006		York Water Co			448
		TOTAL UTILITIES			626,797

		TOTAL COMMON STOCKS			25,571,090
		(Cost $7,885,662)

RIGHTS / WARRANTS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
80,085	†	Media General, Inc			0
		TOTAL MEDIA & ENTERTAINMENT			0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
7,917	†	Chinook Therapeutics, Inc			0
29,050	†	Elanco Animal Health, Inc CVR			2
6,981	†	Tobira Therapeutics, Inc			0	^
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2

		TOTAL RIGHTS / WARRANTS			2
		(Cost $1)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 0.7%

GOVERNMENT AGENCY DEBT - 0.3%
$22,130,000		Federal Farm Credit Bank (FFCB)	0.000%	01/05/22	22,130
27,640,000		Federal Home Loan Bank (FHLB)	0.000	01/21/22	27,640
7,310,000		FHLB	0.000	01/24/22	7,310
10,000,000		FHLB	0.000	02/18/22	9,999
		TOTAL GOVERNMENT AGENCY DEBT			67,079

REPURCHASE AGREEMENT - 0.1%
32,395,000	r	Fixed Income Clearing Corp (FICC)	0.020	01/03/22	32,395
		TOTAL REPURCHASE AGREEMENT			32,395
375

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	RATE	VALUE (000)
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
77,919,775	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030%	$77,920
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		77,920

		TOTAL SHORT-TERM INVESTMENTS		177,394
		(Cost $177,393)

		TOTAL INVESTMENTS - 100.3%		25,748,486
		(Cost $8,063,056)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%		(68,502)
		NET ASSETS - 100.0%		$25,679,984

REIT	Real Estate Investment Trust
CVR	Contingent Value Right

*	Non-income producing
^	Amount represents less than $1,000.
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $171,025,790.
h	These securities were purchased on a delayed delivery basis.
r	Agreement with Fixed Income Clearing Corporation, 0.020% dated 12/31/21 to be repurchased at $32,395,000 on 01/03/22, collateralized by Government Agency Securities, with coupon rate 1.875% and maturity date 02/15/2041, valued at $33,042,997.

Cost amounts are in thousands.

Futures contracts outstanding as of December 31, 2021 were as follows (dollar amounts are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	364	03/18/22	$84,469	$86,605	$2,136
376

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND

BOND MARKET ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2021

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
BANK LOAN OBLIGATIONS - 0.7%

AUTOMOBILES & COMPONENTS - 0.0%
$817,226	i	Adient US LLC	LIBOR 1 M + 3.500%	3.604%	04/10/28	$816
847,326	i	Clarios Global LP	LIBOR 1 M + 3.250%	3.354	04/30/26	842
2,013,554	i	Gates Global LLC	LIBOR 1 M + 2.500%	3.250	03/31/27	2,008
		TOTAL AUTOMOBILES & COMPONENTS				3,666

CAPITAL GOODS - 0.0%
500,000	h,i	APi Group DE, Inc	LIBOR 3 M + 2.750%	2.882	12/18/28	499
174,057	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.750%	2.500	01/15/25	174
221,625	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.500%	2.250	02/12/27	220
807,601	i	Beacon Roofing Supply, Inc	LIBOR 1 M + 2.250%	2.354	05/19/28	802
842,749	i	Cornerstone Building Brands, Inc	LIBOR 1 M + 3.250%	3.750	04/12/28	840
476,365	i	Prometric Holdings Inc	LIBOR 1 M + 3.000%	4.000	01/29/25	470
1,351,317	i	TransDigm, Inc	LIBOR 1 M + 2.250%	2.354	08/22/24	1,335
1,466,269	i	TransDigm, Inc	LIBOR 1 M + 2.250%	2.354	05/30/25	1,445
		TOTAL CAPITAL GOODS				5,785

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
648,375	i	AECOM	LIBOR 1 M + 1.750%	1.852	04/13/28	648
1,599,099	i	GFL Environmental, Inc		3.500	05/31/25	1,602
669,938	i	PAE Holding Corp	LIBOR 1 M + 4.500%	5.250	10/14/27	670
2,518,323	i	Prime Security Services Borrower LLC	LIBOR 3 M + 2.750%	3.500	09/23/26	2,515
766,150	i	Spin Holdco, Inc	LIBOR 3 M + 4.000%	4.750	03/01/28	768
4,910,000	i	Trans Union LLC	LIBOR 1 M + 2.250%	2.750	12/01/28	4,894
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				11,097

CONSUMER DURABLES & APPAREL - 0.0%
389,590	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	1.854	04/25/25	378
		TOTAL CONSUMER DURABLES & APPAREL				378

CONSUMER SERVICES - 0.1%
438,068	i	1011778 BC ULC	LIBOR 1 M + 1.750%	1.854	11/19/26	431
315,935	i	Boyd Gaming Corp	LIBOR 1 M + 2.250%	2.354	09/15/23	316
1,195,000	i	Carnival Corp	LIBOR 3 M + 3.250%	4.000	10/18/28	1,183
495,000	i	IRB Holding Corp	LIBOR 3 M + 3.250%	4.250	12/15/27	495
1,310,144	i	KFC Holding Co	LIBOR 1 M + 1.750%	1.854	03/09/28	1,305
762,411	i	Scientific Games International, Inc	LIBOR 1 M + 2.750%	2.854	08/14/24	759
2,000,000	i	Stars Group Holdings BV	LIBOR 3 M + 2.250%	2.382	07/21/26	1,992
		TOTAL CONSUMER SERVICES				6,481

DIVERSIFIED FINANCIALS - 0.0%
862,389	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	2.354	03/24/25	854
1,757,250	i	Reynolds Group Holdings, Inc	LIBOR 1 M + 3.250%	3.354	02/05/26	1,746
		TOTAL DIVERSIFIED FINANCIALS				2,600

ENERGY - 0.0%
1,965,150	i	Buckeye Partners LP	LIBOR 1 M + 2.250%	2.354	11/01/26	1,956
539,063	i	ChampionX Holding, Inc	LIBOR 3 M + 5.000%	6.000	06/03/27	545
1,954,514	i	Delek US Holdings, Inc	LIBOR 1 M + 2.250%	2.354	03/31/25	1,896
641,775	i	DT Midstream, Inc	LIBOR 6 M + 2.000%	2.500	06/26/28	643
		TOTAL ENERGY				5,040
377

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
FOOD, BEVERAGE & TOBACCO - 0.0%
$594,000	i	Chobani LLC	LIBOR 1 M + 3.500%	4.500%	10/20/27	$595
881,955	i	Hostess Brands LLC	LIBOR 1 M + 2.250%	3.000	08/01/25	878
		TOTAL FOOD, BEVERAGE & TOBACCO				1,473

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
492,010	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.500%	3.500	03/01/24	491
2,192,180	i	Da Vinci Purchaser Corp	LIBOR 1 M + 4.000%	5.000	01/08/27	2,192
977,550	i	DaVita, Inc	LIBOR 1 M + 1.750%	1.854	08/12/26	972
411,449	i	Grifols Worldwide Operations USA, Inc	LIBOR 1 M + 2.000%	2.104	11/15/27	405
375,000	h,i	II-VI, Inc	LIBOR 3 M + 2.750%	3.250	12/07/28	374
2,012,842	i	RegionalCare Hospital Partners Holdings, Inc	LIBOR 1 M + 3.750%	3.852	11/16/25	2,009
2,920,100	i	Select Medical Corp	LIBOR 1 M + 2.250%	2.360	03/06/25	2,898
1,402,150	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	3.750	02/06/24	1,337
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				10,678

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
590,092	i	Weber-Stephen Products LLC	LIBOR 1 M + 3.250%	4.000	10/29/27	590
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				590

INSURANCE - 0.0%
150,000	i	Alliant Holdings Intermediate LLC	LIBOR 1 M + 3.500%	4.000	11/12/27	150
1,965,000	i	NFP Corp	LIBOR 1 M + 3.250%	3.354	02/15/27	1,931
2,448,849	i	USI, Inc	LIBOR 3 M + 3.000%	3.224	05/16/24	2,428
		TOTAL INSURANCE				4,509

MATERIALS - 0.1%
1,728,125	i	Asplundh Tree Expert LLC	LIBOR 1 M + 1.750%	1.854	09/02/27	1,720
1,288,578	i	Berry Global, Inc	LIBOR 2 M + 1.750%	1.864	07/01/26	1,279
479,980	i	Ineos US Finance LLC	LIBOR 1 M + 2.000%	2.104	03/31/24	477
297,463	i	Messer Industries USA, Inc	LIBOR 3 M + 2.500%	2.724	03/01/26	295
1,361,612	i	PolyOne Corp	LIBOR 1 M + 0.104%	0.209	01/30/26	1,362
301,451	i	Reynolds Consumer Products LLC	LIBOR 1 M + 1.750%	1.854	02/04/27	299
336,267	i	Starfruit US Holdco LLC	LIBOR 1 M + 3.000%	3.102	10/01/25	335
1,180,937	i	Tamko Building Products, Inc	LIBOR 2 M + 3.000%	3.141	05/29/26	1,173
145,000	i	WR Grace Holdings LLC	LIBOR 3 M + 3.750%	4.250	09/22/28	145
		TOTAL MATERIALS				7,085

MEDIA & ENTERTAINMENT - 0.1%
1,640,304	i	Alliance Laundry Systems LLC	LIBOR 3 M + 3.500%	4.250	10/08/27	1,640
346,500	i	Arterra Wines Canada, Inc	LIBOR 3 M + 3.500%	4.250	11/19/27	346
420,750	i	Cablevision Lightpath LLC	LIBOR 1 M + 3.250%	3.750	11/30/27	420
1,955,000	i	Charter Communications Operating LLC	LIBOR 1 M + 1.750%	1.860	02/01/27	1,935
970,125	i	CNT Holdings I Corp	LIBOR 3 M + 3.500%	4.250	11/08/27	970
710,532	i	CSC Holdings LLC	LIBOR 1 M + 2.500%	2.610	04/15/27	701
500,000	h,i	Delta 2 Lux Sarl	LIBOR 1 M + 2.500%	3.500	02/01/24	499
977,500	i	Diamond Sports Group LLC	LIBOR 1 M + 3.250%	3.360	08/24/26	450
1,368,500	i	DIRECTV Financing LLC	LIBOR 3 M + 5.000%	5.750	08/02/27	1,369
800,000	i	Mozart Borrower LP	LIBOR 1 M + 3.250%	3.750	10/23/28	800
319,651	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	2.102	10/04/23	319
500,000	i	Phoenix Newco, Inc	LIBOR 1 M + 3.500%	4.000	11/15/28	500
497,500	i	Rackspace Technology Global, Inc	LIBOR 3 M + 2.750%	3.500	02/03/28	493
1,580,000	i	Radiate Holdco LLC	LIBOR 1 M + 3.250%	4.000	09/25/26	1,574
800,000	i	SkyMiles IP Ltd	LIBOR 3 M + 3.750%	4.750	10/20/27	845
1,767,125	i	TK Elevator US Newco, Inc	LIBOR 6 M + 3.500%	4.000	07/30/27	1,767
2,250,000	i	Virgin Media Bristol LLC	LIBOR 1 M + 2.500%	2.610	01/31/28	2,228
		TOTAL MEDIA & ENTERTAINMENT				16,856
378

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
$942,887	i	Avantor, Inc	LIBOR 1 M + 2.250%	2.750%	11/08/27	$942
1,485,867	i	Bausch Health Americas, Inc	LIBOR 1 M + 3.000%	3.104	06/02/25	1,478
1,511,749	i	Bausch Health Americas, Inc	LIBOR 1 M + 2.750%	2.854	11/27/25	1,502
2,468,655	i	Catalent Pharma Solutions, Inc	LIBOR 1 M + 2.000%	2.500	02/22/28	2,469
2,459,406	i	Endo Luxembourg Finance Co I Sarl	LIBOR 3 M + 5.000%	5.750	03/27/28	2,387
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				8,778

REAL ESTATE - 0.0%
1,358,306	i	Cushman & Wakefield plc	LIBOR 1 M + 2.750%	2.854	08/21/25	1,348
		TOTAL REAL ESTATE				1,348

RETAILING - 0.0%
669,938	i	LS GROUP OPCO ACQUISITIO	LIBOR 3 M + 3.250%	4.000	11/02/27	668
		TOTAL RETAILING				668

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
500,000	h,i	MKS Instruments, Inc	LIBOR 3 M + 2.250%	2.750	10/20/28	499
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				499

SOFTWARE & SERVICES - 0.1%
318,500	i	Camelot Finance S.A.	LIBOR 1 M + 3.000%	3.104	10/30/26	316
990,000	i	Camelot US Acquisition	LIBOR 1 M + 3.000%	4.000	10/31/26	989
666,390	i	Hyland Software, Inc	LIBOR 1 M + 3.500%	4.250	07/01/24	668
1,954,315	i	Open Text Corp	LIBOR 1 M + 1.750%	1.854	05/30/25	1,956
979,849	i	Rocket Software, Inc	LIBOR 1 M + 4.250%	4.354	11/28/25	973
95,042	i	Sabre GLBL, Inc	LIBOR 1 M + 2.000%	2.104	02/22/24	93
1,608,780	i	UKG, Inc	LIBOR 1 M + 3.250%	3.750	05/04/26	1,599
		TOTAL SOFTWARE & SERVICES				6,594

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
1,146,492	i	Plantronics, Inc	LIBOR 1 M + 2.500%	2.604	07/02/25	1,119
755,472	i	TTM Technologies, Inc	LIBOR 1 M + 2.500%	2.599	09/28/24	754
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				1,873

TELECOMMUNICATION SERVICES - 0.0%
623,553	i	Zayo Group Holdings, Inc	LIBOR 1 M + 3.000%	3.104	03/09/27	615
		TOTAL TELECOMMUNICATION SERVICES				615

TRANSPORTATION - 0.0%
555,000	i	Air Canada	LIBOR 3 M + 3.500%	4.250	08/09/28	553
629,616	i	American Airlines, Inc	LIBOR 1 M + 2.000%	2.110	12/14/23	615
		TOTAL TRANSPORTATION				1,168

UTILITIES - 0.0%
979,229	i	Gopher Resource LLC	LIBOR 1 M + 3.250%	4.250	03/06/25	914
		TOTAL UTILITIES				914

		TOTAL BANK LOAN OBLIGATIONS				98,695
		(Cost $99,527)
379

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
BONDS - 97.9%

CORPORATE BONDS - 43.1%

AUTOMOBILES & COMPONENTS - 0.4%
EUR	950,000	g	Adient Global Holdings Ltd	3.500%	08/15/24	$1,095
	$350,000	g	Adient US LLC	9.000	04/15/25	372
EUR	500,000		Aptiv plc	1.500	03/10/25	590
	500,000	g	Dana Financing Luxembourg Sarl	3.000	07/15/29	575
	$225,000		Dana, Inc	5.375	11/15/27	236
	350,000		Dana, Inc	5.625	06/15/28	372
	11,000,000		General Motors Co	6.125	10/01/25	12,636
	5,600,000		General Motors Co	5.000	10/01/28	6,422
	6,950,000		General Motors Co	6.600	04/01/36	9,400
	6,500,000		General Motors Co	5.200	04/01/45	8,042
	1,925,000		General Motors Co	6.750	04/01/46	2,751
EUR	400,000	g,o	IHO Verwaltungs GmbH	3.750	09/15/26	462
	$8,675,000		Magna International, Inc	3.625	06/15/24	9,124
EUR	300,000		Volkswagen Bank GmbH	2.500	07/31/26	372
			TOTAL AUTOMOBILES & COMPONENTS			52,449

BANKS - 8.9%
	$2,000,000	g	Akbank TAS	6.800	06/22/31	1,818
	8,250,000	g	Australia & New Zealand Banking Group Ltd	2.950	07/22/30	8,455
	1,975,000	g	Banco de Credito del Peru	3.250	09/30/31	1,950
	8,225,000	g	Banco de Credito e Inversiones S.A.	2.875	10/14/31	8,102
	3,000,000	g	Banco del Estado de Chile	2.704	01/09/25	3,060
	300,000	g	Banco General S.A.	4.125	08/07/27	321
	3,800,000	g	Banco Internacional del Peru SAA Interbank	3.375	01/18/23	3,852
	3,225,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	5.375	04/17/25	3,519
	10,000,000		Banco Santander S.A.	1.722	09/14/27	9,818
	3,800,000		Banco Santander S.A.	3.800	02/23/28	4,119
	2,400,000		Banco Santander S.A.	3.225	11/22/32	2,402
	600,000		Banco Santander S.A.	7.500	N/A‡	645
	4,350,000		Bancolombia S.A.	3.000	01/29/25	4,366
	2,650,000		Bancolombia S.A.	4.625	12/18/29	2,650
	3,010,000	g	Bangkok Bank PCL	3.466	09/23/36	3,011
	2,750,000	g	Banistmo S.A.	4.250	07/31/27	2,798
	8,100,000	g	Bank Hapoalim BM	3.255	01/21/32	8,035
	6,300,000	g	Bank Leumi Le-Israel BM	3.275	01/29/31	6,300
	5,700,000		Bank of America Corp	3.004	12/20/23	5,818
EUR	400,000		Bank of America Corp	1.375	03/26/25	474
	$10,200,000		Bank of America Corp	3.875	08/01/25	11,056
	7,100,000		Bank of America Corp	1.319	06/19/26	7,024
EUR	300,000		Bank of America Corp	1.776	05/04/27	361
	$17,250,000		Bank of America Corp	3.824	01/20/28	18,680

380

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$23,400,000		Bank of America Corp	2.496%	02/13/31	$23,460
	55,925,000		Bank of America Corp	2.592	04/29/31	56,494
	39,000,000		Bank of America Corp	1.922	10/24/31	37,341
	16,250,000		Bank of America Corp	2.299	07/21/32	15,977
	5,975,000		Bank of America Corp	2.676	06/19/41	5,751
	18,000,000		Bank of America Corp	4.083	03/20/51	21,651
	5,000,000		Bank of America Corp	6.250	N/A‡	5,381
	3,000,000		Bank of America Corp	6.100	N/A‡	3,251
	5,350,000		Bank of Montreal	3.803	12/15/32	5,738
EUR	400,000		Barclays plc	0.625	11/14/23	458
	$5,900,000		Barclays plc	4.338	05/16/24	6,142
	10,000,000		Barclays plc	3.932	05/07/25	10,517
	6,075,000		Barclays plc	3.330	11/24/42	6,182
	11,000,000	g	BNP Paribas S.A.	2.819	11/19/25	11,320
	1,850,000	g	BNP Paribas S.A.	2.219	06/09/26	1,867
	7,000,000	g	BNP Paribas S.A.	1.904	09/30/28	6,833
	5,000,000	g	BNP Paribas S.A.	2.159	09/15/29	4,902
	5,700,000	g	BNP Paribas S.A.	2.588	08/12/35	5,461
	2,950,000		Citigroup, Inc	2.700	10/27/22	2,996
	8,500,000		Citigroup, Inc	3.875	03/26/25	9,071
	36,375,000		Citigroup, Inc	3.200	10/21/26	38,546
	6,575,000		Citigroup, Inc	4.300	11/20/26	7,275
	13,835,000		Citigroup, Inc	4.450	09/29/27	15,426
	7,000,000		Citigroup, Inc	4.125	07/25/28	7,682
	16,750,000		Citigroup, Inc	2.666	01/29/31	17,004
	7,125,000		Citigroup, Inc	2.572	06/03/31	7,187
	38,100,000		Citigroup, Inc	2.520	11/03/32	38,055
	5,000,000		Citigroup, Inc	5.000	N/A‡	5,150
	4,000,000		Citigroup, Inc	6.300	N/A‡	4,193
	4,500,000	g	Cooperatieve Rabobank UA	2.625	07/22/24	4,646
	2,800,000	g	Cooperatieve Rabobank UA	1.339	06/24/26	2,760
	13,125,000		Cooperatieve Rabobank UA	3.750	07/21/26	14,135
EUR	200,000		Cooperatieve Rabobank UA	3.250	N/A‡	233
	$4,125,000	g	Credicorp Ltd	2.750	06/17/25	4,165
	11,050,000	g	Credit Agricole S.A.	3.250	10/04/24	11,559
	10,350,000	g	Credit Agricole S.A.	1.247	01/26/27	10,071
	2,450,000	g	DBS Group Holdings Ltd	4.520	12/11/28	2,580
	2,975,000	g	Development Bank of Kazakhstan JSC	2.950	05/06/31	2,950
	8,200,000		Discover Bank	2.450	09/12/24	8,393
	8,455,000		Discover Bank	3.450	07/27/26	8,944
	4,575,000		Discover Bank	2.700	02/06/30	4,633
	3,325,000	g	Grupo Aval Ltd	4.375	02/04/30	3,188
	2,880,000	e,g	Hana Bank	3.500	N/A‡	2,945
	6,075,000		HSBC Holdings plc	3.900	05/25/26	6,552
	15,275,000		HSBC Holdings plc	4.292	09/12/26	16,491
	1,250,000		HSBC Holdings plc	4.375	11/23/26	1,371
	26,250,000		HSBC Holdings plc	2.251	11/22/27	26,305
	6,200,000		HSBC Holdings plc	2.013	09/22/28	6,069
	20,675,000		HSBC Holdings plc	2.206	08/17/29	20,274
	8,950,000		HSBC Holdings plc	3.973	05/22/30	9,709
	7,000,000		Huntington Bancshares, Inc	5.625	N/A‡	7,989
	4,350,000	g	ING Groep NV	4.625	01/06/26	4,834
	15,200,000	g	ING Groep NV	1.400	07/01/26	15,039
	2,125,000	g	Intercorp Financial Services, Inc	4.125	10/19/27	2,121
	200,000	g	Intesa Sanpaolo S.p.A	4.198	06/01/32	202
	4,850,000		JPMorgan Chase & Co	2.700	05/18/23	4,960
381

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$35,850,000		JPMorgan Chase & Co	2.301%	10/15/25	$36,664
	20,000,000		JPMorgan Chase & Co	2.005	03/13/26	20,236
	14,900,000		JPMorgan Chase & Co	3.200	06/15/26	15,800
EUR	600,000		JPMorgan Chase & Co	1.638	05/18/28	723
	$12,000,000		JPMorgan Chase & Co	4.203	07/23/29	13,424
	23,700,000		JPMorgan Chase & Co	3.702	05/06/30	25,901
	23,000,000		JPMorgan Chase & Co	4.493	03/24/31	26,616
	12,600,000		JPMorgan Chase & Co	2.522	04/22/31	12,735
	4,575,000		JPMorgan Chase & Co	2.956	05/13/31	4,737
	25,075,000		JPMorgan Chase & Co	1.953	02/04/32	24,151
	27,075,000		JPMorgan Chase & Co	3.157	04/22/42	28,263
	5,700,000		JPMorgan Chase & Co	3.328	04/22/52	6,099
	5,500,000		JPMorgan Chase & Co	5.000	N/A‡	5,651
	11,100,000		JPMorgan Chase & Co	6.100	N/A‡	11,711
	6,250,000		JPMorgan Chase & Co	3.650	N/A‡	6,234
GBP	500,000		Lloyds Banking Group plc	1.985	12/15/31	666
	$5,950,000		M&T Bank Corp	3.500	N/A‡	5,830
	9,000,000		Mitsubishi UFJ Financial Group, Inc	2.193	02/25/25	9,178
	4,675,000	g	Mizrahi Tefahot Bank Ltd	3.077	04/07/31	4,640
	8,850,000		Natwest Group plc	3.032	11/28/35	8,732
	10,225,000	g	NBK SPC Ltd	1.625	09/15/27	9,964
	3,100,000	g	Oversea-Chinese Banking Corp Ltd	1.832	09/10/30	3,073
	4,000,000		PNC Bank NA	2.700	10/22/29	4,132
	6,000,000		PNC Financial Services Group, Inc	3.900	04/29/24	6,357
	7,465,000		PNC Financial Services Group, Inc	3.400	N/A‡	7,347
CNY	6,420,000		QNB Finance Ltd	3.150	02/04/26	991
	$11,800,000		Royal Bank of Canada	2.550	07/16/24	12,191
	6,325,000		Royal Bank of Scotland Group plc	3.073	05/22/28	6,579
	9,350,000		Santander Holdings USA, Inc	3.400	01/18/23	9,556
	3,675,000		Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	3,738
	11,050,000		Sumitomo Mitsui Financial Group, Inc	2.696	07/16/24	11,411
	5,385,000		SVB Financial Group	4.100	N/A‡	5,326
	11,000,000		Toronto-Dominion Bank	1.150	06/12/25	10,908
	2,350,000		Toronto-Dominion Bank	3.625	09/15/31	2,524
	4,575,000		Truist Bank	1.500	03/10/25	4,601
	5,000,000		Truist Financial Corp	4.000	05/01/25	5,395
	9,000,000		Truist Financial Corp	4.800	N/A‡	9,383
	5,000,000		Truist Financial Corp	4.950	N/A‡	5,364
	3,050,000	g	Turkiye Vakiflar Bankasi TAO	5.500	10/01/26	2,715
	7,025,000	g	UBS Group AG.	1.494	08/10/27	6,853
	450,000	g	UniCredit S.p.A	2.569	09/22/26	449
	3,000,000	g	United Overseas Bank Ltd	1.250	04/14/26	2,957
	2,350,000	g	United Overseas Bank Ltd	3.750	04/15/29	2,460
	3,500,000	g	United Overseas Bank Ltd	2.000	10/14/31	3,475
GBP	500,000		Virgin Money UK plc	3.375	04/24/26	699
	$8,400,000		Wells Fargo & Co	3.750	01/24/24	8,820
	5,300,000		Wells Fargo & Co	3.550	09/29/25	5,648
382

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$5,600,000		Wells Fargo & Co	3.000%	10/23/26	$5,883
	21,575,000		Wells Fargo & Co	2.393	06/02/28	21,927
	11,950,000		Wells Fargo & Co	2.879	10/30/30	12,423
	10,000,000		Wells Fargo & Co	3.900	N/A‡	10,275
	8,500,000		Wells Fargo & Co	5.875	N/A‡	9,286
	6,000,000		Wells Fargo & Co	5.900	N/A‡	6,331
	6,171,000		Westpac Banking Corp	2.668	11/15/35	6,011
			TOTAL BANKS			1,196,106

CAPITAL GOODS - 1.4%
	5,000,000		Air Lease Corp	3.125	12/01/30	5,102
EUR	400,000		Airbus SE	2.375	06/09/40	508
GBP	500,000		BAE Systems plc	4.125	06/08/22	686
	$6,600,000	g	BAE Systems plc	1.900	02/15/31	6,262
	31,650,000		Boeing Co	2.196	02/04/26	31,642
	13,350,000		Boeing Co	2.950	02/01/30	13,601
	3,352,000		Boeing Co	3.250	02/01/35	3,378
	15,000,000		Boeing Co	5.805	05/01/50	20,312
	875,000	g	DAE Funding LLC	1.550	08/01/24	868
	200,000	g	DAE Funding LLC	3.375	03/20/28	202
	3,000,000	g	Embraer Netherlands Finance BV	6.950	01/17/28	3,312
	3,075,000	g	H&E Equipment Services, Inc	3.875	12/15/28	3,052
EUR	500,000		Honeywell International, Inc	0.000	03/10/24	571
	$1,000,000		Ingersoll-Rand Global Holding Co Ltd	3.750	08/21/28	1,092
	7,500,000		Ingersoll-Rand Luxembourg Finance S.A.	3.800	03/21/29	8,192
	3,000,000	g	Korea East-West Power Co Ltd	1.750	05/06/25	3,023
	3,150,000		L3Harris Technologies, Inc	3.850	06/15/23	3,272
	1,700,000	e	Lockheed Martin Corp	1.850	06/15/30	1,670
	300,000		National Central Cooling Co PJSC	2.500	10/21/27	295
	8,925,000		Northrop Grumman Corp	3.250	01/15/28	9,552
	13,775,000		Parker-Hannifin Corp	3.250	06/14/29	14,599
	361,000		Raytheon Technologies Corp	3.650	08/16/23	375
	16,850,000		Raytheon Technologies Corp	4.125	11/16/28	18,848
	6,600,000		Raytheon Technologies Corp	2.250	07/01/30	6,581
	6,665,000		Raytheon Technologies Corp	4.500	06/01/42	8,239
	325,000	g	Rolls-Royce plc	5.750	10/15/27	359
	5,475,000		Roper Technologies, Inc	1.400	09/15/27	5,312
	2,650,000		Roper Technologies, Inc	2.950	09/15/29	2,741
	10,900,000		Roper Technologies, Inc	2.000	06/30/30	10,479
EUR	800,000		Thermo Fisher Scientific Finance I BV	0.800	10/18/30	915
	$4,000,000	g	TSMC Global Ltd	1.000	09/28/27	3,776
	300,000	g	WESCO Distribution, Inc	7.250	06/15/28	329
			TOTAL CAPITAL GOODS			189,145

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
EUR	250,000	g	Allied Universal Holdco LLC	3.625	06/01/28	278
	$325,000	g	ASGN, Inc	4.625	05/15/28	337
	925,000	g	Booz Allen Hamilton, Inc	3.875	09/01/28	941
	750,000	g	GFL Environmental, Inc	4.250	06/01/25	772
	1,000,000	g	GFL Environmental, Inc	3.750	08/01/25	1,010
	1,950,000		IHS Markit Ltd	4.125	08/01/23	2,038
	3,175,000		IHS Markit Ltd	4.250	05/01/29	3,611
383

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$2,350,000	g	Prime Security Services Borrower LLC	5.250%	04/15/24	$2,501
	2,000,000	g	Prime Security Services Borrower LLC	5.750	04/15/26	2,147
	1,325,000	g	Prime Security Services Borrower LLC	3.375	08/31/27	1,279
	725,000	g	Prime Security Services Borrower LLC	6.250	01/15/28	756
EUR	500,000		RELX Capital, Inc	1.300	05/12/25	590
	$7,971,000		Republic Services, Inc	2.900	07/01/26	8,332
	1,250,000		Verisk Analytics, Inc	4.125	03/15/29	1,393
	1,050,000		Verisk Analytics, Inc	3.625	05/15/50	1,142
	9,650,000		Waste Management, Inc	2.900	09/15/22	9,764
	3,550,000		Waste Management, Inc	2.500	11/15/50	3,377
			TOTAL COMMERCIAL & PROFESSIONAL SERVICES			40,268

CONSUMER DURABLES & APPAREL - 0.0%
	1,600,000		Leggett & Platt, Inc	4.400	03/15/29	1,791
	149,000		Newell Brands, Inc	4.875	06/01/25	162
			TOTAL CONSUMER DURABLES & APPAREL			1,953

CONSUMER SERVICES - 0.9%
	9,820,000		Amherst College	4.100	11/01/45	12,144
	29,085,000		Anheuser-Busch Cos LLC	3.650	02/01/26	31,227
	9,500,000		Anheuser-Busch Cos LLC	4.900	02/01/46	12,008
	1,825,000	g	Cedar Fair LP	5.500	05/01/25	1,889
	3,800,000	g	ENA Master Trust	4.000	05/19/48	3,809
	125,000	g	Hilton Domestic Operating Co, Inc	5.750	05/01/28	134
	2,975,000		Hyatt Hotels Corp	1.300	10/01/23	2,975
	1,610,000	g	International Game Technology plc	6.500	02/15/25	1,747
EUR	500,000	g	International Game Technology plc	3.500	06/15/26	580
	$8,000,000		President and Fellows of Harvard College	3.529	10/01/31	9,064
	14,250,000		President and Fellows of Harvard College	3.619	10/01/37	16,642
	1,000,000	g	Sands China Ltd	2.300	03/08/27	941
	2,100,000		Sands China Ltd	5.400	08/08/28	2,261
EUR	500,000	g	Scientific Games International, Inc	3.375	02/15/26	574
	$15,000,000		Smith College	4.620	07/01/45	19,138
	1,125,000	g	Wynn Macau Ltd	5.500	01/15/26	1,057
			TOTAL CONSUMER SERVICES			116,190

DIVERSIFIED FINANCIALS - 3.9%
	8,975,000		AerCap Ireland Capital DAC	1.750	01/30/26	8,803
	13,300,000		AerCap Ireland Capital DAC	2.450	10/29/26	13,409
	3,500,000		AerCap Ireland Capital DAC	3.650	07/21/27	3,688
	7,000,000		AerCap Ireland Capital DAC	4.625	10/15/27	7,743
	3,650,000		AerCap Ireland Capital DAC	3.300	01/30/32	3,719
	2,250,000		AerCap Ireland Capital DAC	3.850	10/29/41	2,344
	5,525,000		American Express Co	2.500	08/01/22	5,582
	4,000,000		American Express Co	3.700	08/03/23	4,171
	2,775,000	g	American Express Co	3.300	05/03/27	2,975
	7,500,000		American Express Co	3.550	N/A‡	7,513
EUR	425,000		American Honda Finance Corp	1.950	10/18/24	510
	$3,975,000		Ameriprise Financial, Inc	3.000	03/22/22	3,998
	2,900,000	g	B3 S.A.-Brasil Bolsa Balcao	4.125	09/20/31	2,795
	6,000,000	g	Banco BTG Pactual S.A.	2.750	01/11/26	5,692
384

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$3,125,000	g	Banco de Chile	2.990%	12/09/31	$3,080
	10,000,000		Bank of New York Mellon Corp	4.700	N/A‡	10,667
	300,000	g	BBVA Bancomer S.A.	5.350	11/12/29	312
	1,500,000	g	BBVA Bancomer S.A.	5.125	01/18/33	1,539
	7,674,000	g	BPCE S.A.	4.625	07/11/24	8,202
	20,775,000		Capital One Bank USA NA	3.375	02/15/23	21,350
EUR	150,000		Capital One Financial Corp	0.800	06/12/24	174
	$6,635,000		Capital One Financial Corp	3.950	N/A‡	6,668
EUR	100,000		Celanese US Holdings LLC	0.625	09/10/28	112
	$4,000,000		Charles Schwab Corp	4.000	N/A‡	4,080
	7,000,000		Charles Schwab Corp	5.375	N/A‡	7,630
	6,250,000		Community Preservation Corp	2.867	02/01/30	6,458
	9,800,000	g	Credit Suisse Group AG.	2.997	12/14/23	9,958
	8,475,000	g	Credit Suisse Group AG.	2.193	06/05/26	8,522
	10,275,000	g	Credit Suisse Group AG.	1.305	02/02/27	9,926
GBP	300,000		Credit Suisse Group AG.	2.250	06/09/28	406
	$1,850,000	g	Credit Suisse Group AG.	3.091	05/14/32	1,883
	7,700,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	7,978
	10,250,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	10,876
GBP	300,000		Danske Bank A.S.	2.250	01/14/28	408
	$6,850,000		Deutsche Bank AG.	2.311	11/16/27	6,847
	5,700,000		Deutsche Bank AG.	3.035	05/28/32	5,743
	3,543,000		Equitable Holdings, Inc	4.950	N/A‡	3,711
	4,000,000		Ford Motor Credit Co LLC	3.096	05/04/23	4,075
	19,281,000		GE Capital International Funding Co	4.418	11/15/35	23,009
	20,000,000		General Motors Financial Co, Inc	2.750	06/20/25	20,637
EUR	500,000		General Motors Financial Co, Inc	0.600	05/20/27	564
	$5,475,000		General Motors Financial Co, Inc	5.650	01/17/29	6,492
	11,000,000		General Motors Financial Co, Inc	2.700	06/10/31	10,961
	5,450,000		General Motors Financial Co, Inc	5.700	N/A‡	6,213
	6,650,000		Goldman Sachs Group, Inc	3.500	01/23/25	7,011
	6,925,000		Goldman Sachs Group, Inc	3.500	04/01/25	7,323
EUR	825,000		Goldman Sachs Group, Inc	1.625	07/27/26	991
	$6,900,000		Goldman Sachs Group, Inc	1.431	03/09/27	6,759
	26,625,000		Goldman Sachs Group, Inc	3.691	06/05/28	28,671
	6,875,000		Goldman Sachs Group, Inc	1.992	01/27/32	6,592
	13,425,000		Goldman Sachs Group, Inc	2.615	04/22/32	13,521
	3,500,000		Goldman Sachs Group, Inc	2.650	10/21/32	3,522
	6,075,000		Goldman Sachs Group, Inc	4.017	10/31/38	6,948
	7,675,000		Goldman Sachs Group, Inc	4.800	07/08/44	9,802
	1,500,000		Goldman Sachs Group, Inc	4.125	N/A‡	1,525
	1,500,000		Goldman Sachs Group, Inc	3.800	N/A‡	1,492
	200,000	g	Indian Railway Finance Corp Ltd	3.249	02/13/30	203
	3,600,000	g	Indian Railway Finance Corp Ltd	2.800	02/10/31	3,509
	5,000,000		International Lease Finance Corp	5.875	08/15/22	5,154
	1,305,000		Legg Mason, Inc	3.950	07/15/24	1,387
	3,000,000	g	Minejesa Capital BV	4.625	08/10/30	3,077
	19,000,000		Morgan Stanley	2.188	04/28/26	19,373
	31,425,000		Morgan Stanley	3.125	07/27/26	33,289
EUR	700,000		Morgan Stanley	1.342	10/23/26	827
	$6,200,000		Morgan Stanley	1.512	07/20/27	6,102
	16,600,000		Morgan Stanley	2.699	01/22/31	16,983
385

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$4,900,000		Morgan Stanley	1.794%	02/13/32	$4,638
4,600,000		Morgan Stanley	1.928	04/28/32	4,395
5,450,000		Morgan Stanley	2.239	07/21/32	5,331
4,440,000		Northern Trust Corp	4.600	N/A‡	4,777
3,350,000	g	Power Finance Corp Ltd	3.950	04/23/30	3,462
3,800,000	g	Societe Generale S.A.	2.889	06/09/32	3,791
550,000		Springleaf Finance Corp	5.375	11/15/29	598
5,600,000	g	Swiss Re Finance Luxembourg SA	5.000	04/02/49	6,265
3,750,000		Synchrony Financial	4.375	03/19/24	3,957
5,519,000		Synchrony Financial	4.250	08/15/24	5,845
10,157,000	g	UBS Group AG	2.859	08/15/23	10,279
1,000,000		Voya Financial, Inc	5.700	07/15/43	1,361
8,295,000		Voya Financial, Inc	5.650	05/15/53	8,575
		TOTAL DIVERSIFIED FINANCIALS			528,758

ENERGY - 3.9%
1,050,000		AmeriGas Partners LP	5.875	08/20/26	1,174
6,750,000		Cenovus Energy, Inc	4.250	04/15/27	7,357
1,625,000		Cenovus Energy, Inc	2.650	01/15/32	1,590
11,000,000		Chevron Corp	1.554	05/11/25	11,093
11,200,000	g	ConocoPhillips	2.400	02/15/31	11,236
10,000,000		Diamondback Energy, Inc	2.875	12/01/24	10,374
6,700,000		Diamondback Energy, Inc	3.125	03/24/31	6,905
5,250,000		Ecopetrol S.A.	5.375	06/26/26	5,532
2,075,000		Ecopetrol S.A.	6.875	04/29/30	2,316
2,125,000		Ecopetrol S.A.	4.625	11/02/31	2,066
3,000,000	g	Empresa Nacional del Petroleo	5.250	11/06/29	3,232
2,975,000	g	Empresa Nacional del Petroleo	3.450	09/16/31	2,834
21,068,000		Enbridge, Inc	3.125	11/15/29	22,062
3,650,000		Enbridge, Inc	3.400	08/01/51	3,700
2,624,000	g	Energean Israel Finance Ltd	4.500	03/30/24	2,642
6,421,000		Energy Transfer Operating LP	3.600	02/01/23	6,546
5,930,000		Energy Transfer Operating LP	4.200	09/15/23	6,193
4,575,000		Energy Transfer Operating LP	2.900	05/15/25	4,726
4,725,000		Energy Transfer Operating LP	4.750	01/15/26	5,169
2,950,000		Energy Transfer Operating LP	5.500	06/01/27	3,365
7,850,000		Energy Transfer Operating LP	4.950	06/15/28	8,830
4,225,000		Energy Transfer Operating LP	5.250	04/15/29	4,839
8,700,000		Energy Transfer Operating LP	6.250	04/15/49	11,364
9,125,000		Energy Transfer Operating LP	5.000	05/15/50	10,500
5,125,000		Enterprise Products Operating LLC	3.700	02/15/26	5,497
6,275,000		Enterprise Products Operating LLC	3.125	07/31/29	6,663
700,000		Enterprise Products Operating LLC	2.800	01/31/30	730
4,025,000		Enterprise Products Operating LLC	4.250	02/15/48	4,556
6,200,000		Enterprise Products Operating LLC	4.200	01/31/50	6,950
10,600,000		Enterprise Products Operating LLC	3.700	01/31/51	11,121
11,000,000		Enterprise Products Operating LLC	3.300	02/15/53	10,941
1,225,000	g	EQM Midstream Partners LP	6.000	07/01/25	1,332
3,334,000	g	Galaxy Pipeline Assets Bidco Ltd	2.160	03/31/34	3,268

386

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$3,300,000	g	Galaxy Pipeline Assets Bidco Ltd	2.625%	03/31/36	$3,223
EUR	300,000	g	Gazprom PJSC via Gaz Finance plc	1.850	11/17/28	336
	$3,475,000	g	KazTransGas JSC	4.375	09/26/27	3,782
	4,850,000		Kinder Morgan Energy Partners LP	5.400	09/01/44	5,898
	2,065,000		Kinder Morgan, Inc	5.300	12/01/34	2,485
	10,675,000		Magellan Midstream Partners LP	3.250	06/01/30	11,211
	9,075,000		Marathon Petroleum Corp	3.800	04/01/28	9,726
	6,235,000		Marathon Petroleum Corp	4.750	09/15/44	7,337
	5,500,000		Marathon Petroleum Corp	5.000	09/15/54	6,517
	725,000	g	MEG Energy Corp	5.875	02/01/29	759
	8,950,000		MPLX LP	1.750	03/01/26	8,860
	25,450,000		MPLX LP	2.650	08/15/30	25,334
	6,150,000		MPLX LP	4.700	04/15/48	7,095
	275,000		Murphy Oil Corp	5.875	12/01/27	284
	1,000,000		NAK Naftogaz Ukraine via Kondor Finance plc	7.375	07/19/22	978
	1,400,000		NuStar Logistics LP	5.750	10/01/25	1,507
	2,200,000		Occidental Petroleum Corp	5.550	03/15/26	2,449
	3,900,000		Occidental Petroleum Corp	4.300	08/15/39	3,890
	1,350,000	g	Oleoducto Central S.A.	4.000	07/14/27	1,343
	1,775,000		ONEOK, Inc	4.000	07/13/27	1,919
	11,642,000		ONEOK, Inc	4.550	07/15/28	12,853
	12,150,000		ONEOK, Inc	4.350	03/15/29	13,242
	5,500,000		ONEOK, Inc	4.500	03/15/50	6,091
	315,000	g	Parkland Corp	4.625	05/01/30	313
	500,000	g	Parkland Fuel Corp	5.875	07/15/27	528
	3,000,000	g	Pertamina Persero PT	4.300	05/20/23	3,117
	2,800,000	g	Pertamina Persero PT	1.400	02/09/26	2,717
	1,425,000	g	Pertamina Persero PT	3.650	07/30/29	1,513
	1,200,000		Petrobras Global Finance BV	5.999	01/27/28	1,308
	1,100,000		Petrobras Global Finance BV	5.093	01/15/30	1,144
	4,000,000		Petrobras Global Finance BV	5.600	01/03/31	4,236
	560,000		Petrobras Global Finance BV	7.250	03/17/44	620
	350,000	e	Petrobras Global Finance BV	5.500	06/10/51	325
EUR	375,000		Petroleos Mexicanos	1.875	04/21/22	428
	$2,000,000		Petroleos Mexicanos	1.950	12/20/22	2,015
	1,070,000		Petroleos Mexicanos	2.000	12/20/22	1,079
	1,600,000		Petroleos Mexicanos	7.000	01/23/30	1,655
	5,300,000		Petroleos Mexicanos	5.950	01/28/31	5,150
	5,481,000	g	Petroleos Mexicanos	6.700	02/16/32	5,536
	1,950,000	g	Petronas Capital Ltd	3.500	04/21/30	2,108
	4,375,000	g	Petronas Energy Canada Ltd	2.112	03/23/28	4,376
	9,400,000		Phillips 66	2.150	12/15/30	9,047
	4,300,000		Phillips 66	3.300	03/15/52	4,295
	3,250,000		Phillips 66 Partners LP	3.150	12/15/29	3,369
	3,275,000		Phillips 66 Partners LP	4.680	02/15/45	3,840
	475,000		Plains All American Pipeline LP	3.800	09/15/30	496
387

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$1,900,000	g	PTTEP Treasury Center Co Ltd	2.587%	06/10/27	$1,935
	1,200,000		Regency Energy Partners LP	4.500	11/01/23	1,257
	2,458,670	g	Rio Oil Finance Trust	8.200	04/06/28	2,781
	1,700,000	g	S.A. Global Sukuk Ltd	0.946	06/17/24	1,674
	9,875,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	10,817
	10,200,000		Sabine Pass Liquefaction LLC	4.500	05/15/30	11,506
	4,075,000	g	Santos Finance Ltd	3.649	04/29/31	4,149
	4,000,000	g	Saudi Arabian Oil Co	2.250	11/24/30	3,890
	3,000,000	g	Saudi Arabian Oil Co	3.250	11/24/50	2,919
	4,875,000		Shell International Finance BV	2.875	05/10/26	5,171
	6,900,000		Shell International Finance BV	3.125	11/07/49	7,100
	6,500,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	6,979
	1,925,000		Sunoco Logistics Partners Operations LP	5.400	10/01/47	2,259
	425,000		Targa Resources Partners LP	6.500	07/15/27	456
	4,300,000	g	Thaioil Treasury Center Co Ltd	2.500	06/18/30	4,017
	11,000,000		Total Capital International S.A.	3.127	05/29/50	11,275
	19,150,000		TransCanada PipeLines Ltd	4.250	05/15/28	21,355
	1,400,000		Vale Overseas Ltd	6.250	08/10/26	1,621
	14,750,000		Williams Cos, Inc	2.600	03/15/31	14,650
	5,075,000		Williams Partners LP	3.750	06/15/27	5,479
			TOTAL ENERGY			524,327

FOOD & STAPLES RETAILING - 0.4%
	5,225,000		Costco Wholesale Corp	1.375	06/20/27	5,185
	7,850,000		Costco Wholesale Corp	1.600	04/20/30	7,605
	2,450,000		Costco Wholesale Corp	1.750	04/20/32	2,380
	5,575,000		Kroger Co	3.700	08/01/27	6,085
	3,140,000		Kroger Co	3.875	10/15/46	3,494
EUR	1,000,000		SYSCO Corp	1.250	06/23/23	1,157
	$6,700,000		SYSCO Corp	3.150	12/14/51	6,595
	770,000		Walmart, Inc	2.375	09/24/29	803
	15,450,000		Walmart, Inc	1.800	09/22/31	15,295
	7,150,000		Walmart, Inc	2.500	09/22/41	7,209
			TOTAL FOOD & STAPLES RETAILING			55,808

FOOD, BEVERAGE & TOBACCO - 1.1%
	2,050,000		Altria Group, Inc	3.400	05/06/30	2,121
	2,225,000		Altria Group, Inc	2.450	02/04/32	2,112
	5,800,000		Altria Group, Inc	5.950	02/14/49	7,238
	2,600,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	06/29/28	2,522
	18,600,000		Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	21,649
	5,045,000		Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	6,030
	6,275,000		BAT Capital Corp	2.259	03/25/28	6,115
	16,425,000		BAT Capital Corp	4.906	04/02/30	18,436
	12,850,000		BAT Capital Corp	2.726	03/25/31	12,470
	6,900,000		BAT Capital Corp	3.984	09/25/50	6,633
GBP	200,000		BAT International Finance plc	4.000	09/04/26	290
	$1,000,000	e,g	BRF S.A.	5.750	09/21/50	995
	1,700,000		Constellation Brands, Inc	4.400	11/15/25	1,863
	2,675,000		Constellation Brands, Inc	3.700	12/06/26	2,890
	3,225,000		Constellation Brands, Inc	3.150	08/01/29	3,401
388

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$6,900,000		Constellation Brands, Inc	2.875%	05/01/30	$7,081
	5,675,000		Constellation Brands, Inc	2.250	08/01/31	5,547
	2,250,000	g	Corp Lindley S.A.	4.625	04/12/23	2,292
	4,500,000		Diageo Capital plc	1.375	09/29/25	4,475
	8,050,000		Diageo Capital plc	2.375	10/24/29	8,221
	3,900,000		Diageo Capital plc	2.000	04/29/30	3,859
	425,000	g	Embotelladora Andina S.A.	3.950	01/21/50	439
	1,550,000		General Mills, Inc	2.875	04/15/30	1,617
	3,500,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	4,153
	2,400,000	e,g	Grupo Bimbo SAB de C.V.	5.950	N/A‡	2,484
	4,575,000		J M Smucker Co	2.125	03/15/32	4,425
	1,600,000		Philip Morris International, Inc	6.375	05/16/38	2,245
	2,050,000	g	Post Holdings, Inc	4.625	04/15/30	2,088
	3,500,000	g	Sigma Alimentos S.A. de C.V.	4.125	05/02/26	3,711
			TOTAL FOOD, BEVERAGE & TOBACCO			147,402

HEALTH CARE EQUIPMENT & SERVICES - 2.1%
	9,700,000		Abbott Laboratories	1.150	01/30/28	9,428
	2,250,000		Abbott Laboratories	5.300	05/27/40	3,107
	9,000,000		Anthem, Inc	2.250	05/15/30	8,968
	4,500,000		Anthem, Inc	2.550	03/15/31	4,594
EUR	670,000		Becton Dickinson & Co	1.900	12/15/26	815
	$8,450,000		Becton Dickinson & Co	2.823	05/20/30	8,747
EUR	430,000		Becton Dickinson and Co	1.401	05/24/23	499
	$4,850,000		Boston Scientific Corp	2.650	06/01/30	4,944
	3,650,000		Centene Corp	4.250	12/15/27	3,805
	3,285,000		Centene Corp	2.450	07/15/28	3,236
	2,910,000		Centene Corp	3.000	10/15/30	2,958
	19,230,000		Children’s Hospital Medic	4.268	05/15/44	24,288
	5,350,000		Cigna Corp	2.400	03/15/30	5,397
	5,075,000		Cigna Corp	3.200	03/15/40	5,257
	13,400,000		CVS Health Corp	3.625	04/01/27	14,540
	26,450,000		CVS Health Corp	3.750	04/01/30	28,999
	33,500,000		CVS Health Corp	1.750	08/21/30	31,924
	10,300,000		CVS Health Corp	4.780	03/25/38	12,538
	4,675,000		CVS Health Corp	2.700	08/21/40	4,503
	8,350,000		CVS Health Corp	5.050	03/25/48	10,917
	3,750,000		CVS Health Corp	4.250	04/01/50	4,532
	4,105,000		Dartmouth-Hitchcock Health	4.178	08/01/48	4,863
	1,250,000	g	DaVita, Inc	4.625	06/01/30	1,280
	4,325,000	g	DaVita, Inc	3.750	02/15/31	4,214
	4,225,000		HCA, Inc	5.625	09/01/28	4,937
	5,000,000		HCA, Inc	5.500	06/15/47	6,543
	3,500,000	g	Hologic, Inc	3.250	02/15/29	3,500
	6,250,000		Humana, Inc	3.950	03/15/27	6,831
	8,975,000		Humana, Inc	2.150	02/03/32	8,678
GBP	500,000		McKesson Corp	3.125	02/17/29	723
	$12,500,000		Mercy Health	3.382	11/01/25	13,162
	5,000,000		New York and Presbyterian Hospital	3.563	08/01/36	5,537
EUR	450,000		Stryker Corp	2.625	11/30/30	589
389

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$375,000	g	Tenet Healthcare Corp	4.625%	06/15/28	$385
	5,775,000		UnitedHealth Group, Inc	2.950	10/15/27	6,159
	14,425,000		UnitedHealth Group, Inc	2.300	05/15/31	14,676
	4,625,000		UnitedHealth Group, Inc	3.750	10/15/47	5,309
			TOTAL HEALTH CARE EQUIPMENT & SERVICES			281,382

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
	2,600,000		Church & Dwight Co, Inc	2.300	12/15/31	2,622
EUR	750,000	g	Coty, Inc	3.875	04/15/26	871
	$2,525,000	g	Natura Cosmeticos S.A.	4.125	05/03/28	2,478
EUR	600,000		The Procter & Gamble Company	0.625	10/30/24	697
	400,000		The Procter & Gamble Company	1.875	10/30/38	520
			TOTAL HOUSEHOLD & PERSONAL PRODUCTS			7,188

INSURANCE - 1.2%
	$1,925,000		Aetna, Inc	6.625	06/15/36	2,729
	825,000	g	Alliant Holdings Intermediate LLC	4.250	10/15/27	825
	2,700,000		American Financial Group, Inc	3.500	08/15/26	2,888
	6,350,000		Aon Corp	2.800	05/15/30	6,544
	9,631,000		Aon plc	3.500	06/14/24	10,122
	5,250,000		AXIS Specialty Finance LLC	4.900	01/15/40	5,486
	2,275,000		Berkshire Hathaway Finance Corp	1.850	03/12/30	2,253
	2,400,000		Berkshire Hathaway Finance Corp	4.250	01/15/49	2,947
	16,000,000		Berkshire Hathaway Finance Corp	2.850	10/15/50	15,765
EUR	500,000		Chubb INA Holdings, Inc	1.550	03/15/28	602
	450,000		Chubb INA Holdings, Inc	1.400	06/15/31	537
	$3,525,000		CNA Financial Corp	3.950	05/15/24	3,719
	3,775,000		CNA Financial Corp	2.050	08/15/30	3,655
	1,825,000	g	Equitable Financial Life Global Funding	1.400	07/07/25	1,808
EUR	250,000	g	Fairfax Financial Holdings Ltd	2.750	03/29/28	308
	$5,575,000	g	Five Corners Funding Trust	4.419	11/15/23	5,909
	7,325,000	g	Five Corners Funding Trust II	2.850	05/15/30	7,590
	26,158,000		Hartford Financial Services Group, Inc	2.800	08/19/29	27,126
	1,350,000		Hartford Financial Services Group, Inc	4.300	04/15/43	1,590
	2,500,000		Hartford Financial Services Group, Inc	2.900	09/15/51	2,463
EUR	750,000		Liberty Mutual Group, Inc	2.750	05/04/26	933
	$4,100,000	g	Liberty Mutual Group, Inc	3.951	10/15/50	4,538
	1,600,000		Marsh & McLennan Cos, Inc	3.500	06/03/24	1,687
	1,365,000		Marsh & McLennan Cos, Inc	3.500	03/10/25	1,445
	4,325,000		MetLife, Inc	3.600	11/13/25	4,664
	11,820,000		MetLife, Inc	3.850	N/A‡	12,056
	3,025,000	g	Metropolitan Life Global Funding I	2.950	04/09/30	3,190
	11,875,000		PartnerRe Finance B LLC	4.500	10/01/50	12,495
	6,000,000		Principal Financial Group, Inc	2.125	06/15/30	5,932
	2,500,000		Prudential Financial, Inc	3.905	12/07/47	2,903
	6,960,000		Prudential Financial, Inc	3.700	10/01/50	7,041
	3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,266
	4,150,000		Reinsurance Group of America, Inc	3.900	05/15/29	4,538
			TOTAL INSURANCE			169,554

390

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
MATERIALS - 1.2%
	$1,925,000	g	Alpek SAB de C.V.	4.250%	09/18/29	$2,048
	2,600,000	g	Alpek SAB de C.V.	3.250	02/25/31	2,593
	7,550,000		Amcor Flexibles North America, Inc	2.690	05/25/31	7,652
	4,550,000	g	Anglo American Capital plc	2.625	09/10/30	4,462
	4,300,000		AngloGold Ashanti Holdings plc	3.375	11/01/28	4,257
	11,325,000		AngloGold Ashanti Holdings plc	3.750	10/01/30	11,404
EUR	500,000	g	Ardagh Metal Packaging Finance USA LLC	2.000	09/01/28	562
	500,000	g	Ardagh Metal Packaging Finance USA LLC	3.000	09/01/29	557
	200,000	g	Ashland Services BV	2.000	01/30/28	231
	250,000		Ball Corp	4.375	12/15/23	306
	425,000		Ball Corp	0.875	03/15/24	486
	$1,875,000		Ball Corp	2.875	08/15/30	1,819
	852,000		Bemis Co, Inc	3.100	09/15/26	884
	2,600,000		Bemis Co, Inc	2.630	06/19/30	2,609
	14,250,000		Berry Global, Inc	1.570	01/15/26	13,944
	200,000		Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	213
	3,000,000	g	Celulosa Arauco y Constitucion S.A.	4.250	04/30/29	3,195
	1,650,000	g	Celulosa Arauco y Constitucion S.A.	4.200	01/29/30	1,761
	2,000,000	g	Cemex SAB de C.V.	7.375	06/05/27	2,202
	2,500,000	g	Cemex SAB de C.V.	5.450	11/19/29	2,678
	2,925,000	g	Cemex SAB de C.V.	3.875	07/11/31	2,914
	1,600,000	g	Cemex SAB de C.V.	5.125	N/A‡	1,656
	7,425,000	g	Corp Nacional del Cobre de Chile	3.625	08/01/27	7,922
EUR	500,000		Dow Chemical Co	0.500	03/15/27	567
	$4,000,000		DowDuPont, Inc	4.725	11/15/28	4,633
	3,000,000		Freeport-McMoRan, Inc	5.450	03/15/43	3,771
	2,400,000	g	Fresnillo plc	4.250	10/02/50	2,514
	1,850,000	g	Gold Fields Orogen Holdings BVI Ltd	6.125	05/15/29	2,123
	1,994,000		International Paper Co	4.350	08/15/48	2,442
	3,000,000	g	Inversiones CMPC S.A.	4.375	04/04/27	3,308
	3,600,000	g	Inversiones CMPC S.A.	3.000	04/06/31	3,528
	1,300,000	g	Klabin Finance S.A.	4.875	09/19/27	1,381
	5,800,000	g	Midwest Connector Capital Co LLC	3.900	04/01/24	6,011
	5,800,000	g	Midwest Connector Capital Co LLC	4.625	04/01/29	6,243
	1,725,000		Mosaic Co	4.875	11/15/41	2,010
	4,000,000		Newmont Corp	2.250	10/01/30	3,944
	6,775,000		Newmont Corp	2.600	07/15/32	6,789
	7,500,000		Nutrien Ltd	2.950	05/13/30	7,892
	1,920,000	g	OCI NV	4.625	10/15/25	1,992
	875,000	g	OCP S.A.	3.750	06/23/31	850
EUR	250,000	g	OI European Group BV	3.125	11/15/24	292
	250,000	g	Olympus Water US Holding Corp	3.875	10/01/28	285
	$3,800,000	g	Orbia Advance Corp SAB de C.V.	1.875	05/11/26	3,744
	375,000	g	PolyOne Corp	5.750	05/15/25	391
	250,000	g	SABIC Capital II BV	4.000	10/10/23	262
	1,850,000		Sasol Financing USA LLC	5.875	03/27/24	1,931
	2,575,000		Sasol Financing USA LLC	4.375	09/18/26	2,591
EUR	400,000		Silgan Holdings, Inc	3.250	03/15/25	457
	$4,525,000	g	Sociedad Quimica y Minera de Chile S.A.	3.500	09/10/51	4,384
	1,925,000		Suzano Austria GmbH	6.000	01/15/29	2,228

391

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$4,300,000		Suzano Austria GmbH	3.125%	01/15/32	$4,161
	200,000	g	UltraTech Cement Ltd	2.800	02/16/31	193
	11,300,000		WRKCo, Inc	4.900	03/15/29	13,145
			TOTAL MATERIALS			170,417

MEDIA & ENTERTAINMENT - 2.8%
	4,350,000		Activision Blizzard, Inc	3.400	09/15/26	4,654
	3,700,000		Activision Blizzard, Inc	1.350	09/15/30	3,413
	1,950,000	g	Adani Electricity Mumbai Ltd	3.867	07/22/31	1,897
	6,200,000		Agree LP	2.000	06/15/28	6,074
EUR	1,000,000	g	Albion Financing SARL	5.250	10/15/26	1,148
	$4,000,000	g	Alfa Desarrollo S.p.A	4.550	09/27/51	3,948
	300,000	g	Arabian Centres Sukuk II Ltd	5.625	10/07/26	296
	11,900,000	e	AstraZeneca Finance LLC	2.250	05/28/31	11,983
	2,800,000		Baidu, Inc	2.875	07/06/22	2,824
	1,725,000		Baidu, Inc	4.375	05/14/24	1,834
	1,550,000		Baidu, Inc	1.625	02/23/27	1,509
	3,000,000	g	Banco Nacional de Panama	2.500	08/11/30	2,813
EUR	400,000	g	Blackstone Private Credit Fund	1.750	11/30/26	450
	$4,000,000	g	BOC Aviation USA Corp	1.625	04/29/24	3,994
	1,775,000	g	Cable Onda S.A.	4.500	01/30/30	1,823
	5,000,000	g	CCO Holdings LLC	4.250	02/01/31	5,044
	8,625,000		Charter Communications Operating LLC	2.250	01/15/29	8,415
	7,200,000		Charter Communications Operating LLC	2.800	04/01/31	7,124
	10,000,000		Charter Communications Operating LLC	3.500	03/01/42	9,699
	6,150,000		Charter Communications Operating LLC	5.125	07/01/49	7,134
	21,620,000		Charter Communications Operating LLC	4.800	03/01/50	24,207
	11,800,000		Comcast Corp	3.950	10/15/25	12,882
	17,300,000		Comcast Corp	2.350	01/15/27	17,917
EUR	450,000		Comcast Corp	0.250	05/20/27	508
	$28,750,000		Comcast Corp	4.150	10/15/28	32,638
	25,675,000		Comcast Corp	1.500	02/15/31	24,234
	5,000,000		Comcast Corp	4.400	08/15/35	5,992
	18,200,000		Comcast Corp	3.200	07/15/36	19,410
	3,000,000		Comcast Corp	3.900	03/01/38	3,395
	20,850,000		Comcast Corp	2.800	01/15/51	20,087
	4,500,000	g	Comcast Corp	2.887	11/01/51	4,356
	3,395,000	g	Comcast Corp	2.937	11/01/56	3,234
	5,000,000	g	CSC Holdings LLC	3.375	02/15/31	4,681
EUR	500,000	g	Diebold Nixdorf Dutch Holding BV	9.000	07/15/25	606
	$2,099,000		Discovery Communications LLC	2.950	03/20/23	2,147
GBP	300,000		Discovery Communications LLC	2.500	09/20/24	416
	$6,375,000		Discovery Communications LLC	3.625	05/15/30	6,815
	6,400,000		Discovery Communications LLC	5.200	09/20/47	7,933
	1,550,000	e,g	Empresa de los Ferrocarriles del Estado	3.068	08/18/50	1,329
	200,000	g	ENN Clean Energy International Investment Ltd	3.375	05/12/26	199
	4,300,000	g	Genm Capital Labuan Ltd	3.882	04/19/31	4,192
EUR	205,000	g	Goodyear Europe BV	2.750	08/15/28	237
	$1,895,000		Grupo Televisa SAB	6.625	01/15/40	2,570
	2,000,000	g	Interchile S.A.	4.500	06/30/56	2,125
	650,000		Lamar Media Corp	3.750	02/15/28	652

392

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$1,000,000		Lamar Media Corp	4.000%	02/15/30	$1,014
	4,600,000	g	LUKOIL Capital DAC	2.800	04/26/27	4,531
	5,100,000	g	LUKOIL Securities BV	3.875	05/06/30	5,193
	3,260,000	g	Mexico Remittances Funding Fiduciary Estate Management Sarl	4.875	01/15/28	3,040
	5,400,000		Omnicom Group, Inc	2.600	08/01/31	5,472
	2,675,000	g	Sirius XM Radio, Inc	4.125	07/01/30	2,675
	975,000	g	TEGNA, Inc	4.750	03/15/26	1,014
	675,000		TEGNA, Inc	4.625	03/15/28	682
	5,675,000		Time Warner Cable LLC	5.875	11/15/40	7,082
	4,075,000		Time Warner Cable LLC	4.500	09/15/42	4,443
	1,775,000		TSMC Arizona Corp	1.750	10/25/26	1,776
	125,000	g	Univision Communications, Inc	4.500	05/01/29	126
	4,200,000		ViacomCBS, Inc	2.900	01/15/27	4,373
	2,500,000		ViacomCBS, Inc	3.375	02/15/28	2,661
	2,250,000		ViacomCBS, Inc	4.375	03/15/43	2,560
	1,150,000		ViacomCBS, Inc	5.850	09/01/43	1,549
	4,200,000		Viatris, Inc	2.700	06/22/30	4,215
	2,425,000		Viatris, Inc	3.850	06/22/40	2,568
	2,105,000		Walt Disney Co	7.625	11/30/28	2,853
	12,750,000		Walt Disney Co	2.000	09/01/29	12,683
	1,578,000		Walt Disney Co	6.550	03/15/33	2,204
	10,900,000		Walt Disney Co	3.600	01/13/51	12,326
	2,700,000		Weibo Corp	3.375	07/08/30	2,673
EUR	500,000		Whirlpool EMEA Finance Sarl	0.500	02/20/28	564
			TOTAL MEDIA & ENTERTAINMENT			377,115

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
EUR	400,000		Abbott Ireland Financing DAC	1.500	09/27/26	483
	$3,500,000		AbbVie, Inc	2.850	05/14/23	3,577
EUR	550,000		AbbVie, Inc	1.250	06/01/24	644
	$8,700,000		AbbVie, Inc	3.800	03/15/25	9,261
	26,000,000		AbbVie, Inc	2.950	11/21/26	27,401
	23,800,000		AbbVie, Inc	4.050	11/21/39	27,306
	6,700,000		AbbVie, Inc	4.400	11/06/42	7,994
	2,680,000		AbbVie, Inc	4.450	05/14/46	3,241
	9,525,000		AbbVie, Inc	4.250	11/21/49	11,451
	4,200,000		Amgen, Inc	2.000	01/15/32	4,067
	5,650,000		AstraZeneca plc	3.125	06/12/27	6,055
EUR	750,000	g	Avantor Funding, Inc	3.875	07/15/28	888
	$1,500,000	g	Avantor Funding, Inc	4.625	07/15/28	1,564
	1,366,000		Bristol-Myers Squibb Co	3.875	08/15/25	1,478
	13,600,000		Bristol-Myers Squibb Co	3.450	11/15/27	14,842
	6,575,000		Bristol-Myers Squibb Co	3.400	07/26/29	7,199
	10,100,000		Bristol-Myers Squibb Co	1.450	11/13/30	9,622
	6,100,000		Bristol-Myers Squibb Co	2.350	11/13/40	5,785
	2,650,000		Bristol-Myers Squibb Co	2.550	11/13/50	2,507
	4,725,000		Danaher Corp	2.800	12/10/51	4,659
	3,725,000		Gilead Sciences, Inc	1.200	10/01/27	3,600
	1,775,000		Gilead Sciences, Inc	4.000	09/01/36	2,042
	13,100,000		Gilead Sciences, Inc	2.800	10/01/50	12,700
	3,750,000		Johnson & Johnson	3.400	01/15/38	4,223
	4,025,000		Merck & Co, Inc	2.750	12/10/51	3,983
393

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$5,750,000		Mylan, Inc	4.550%	04/15/28	$6,436
EUR	600,000	g	Organon Finance LLC	2.875	04/30/28	687
	$750,000	g	Organon Finance LLC	5.125	04/30/31	784
	4,900,000		Royalty Pharma plc	2.150	09/02/31	4,629
	21,850,000		Takeda Pharmaceutical Co Ltd	2.050	03/31/30	21,396
EUR	400,000		Takeda Pharmaceutical Co Ltd	1.375	07/09/32	472
	$1,975,000		Takeda Pharmaceutical Co Ltd	3.025	07/09/40	2,010
	1,045,000		Teva Pharmaceutical Finance Netherlands III BV	4.750	05/09/27	1,035
	2,000,000		Thermo Fisher Scientific, Inc	2.000	10/15/31	1,971
			TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			215,992

REAL ESTATE - 2.9%
	1,675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	1,831
	2,300,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	2,539
	5,500,000		Alexandria Real Estate Equities, Inc	4.900	12/15/30	6,607
	3,725,000		Alexandria Real Estate Equities, Inc	1.875	02/01/33	3,500
	5,950,000		American Tower Corp	3.000	06/15/23	6,118
	5,775,000		American Tower Corp	2.950	01/15/25	5,997
	2,418,000		American Tower Corp	3.375	10/15/26	2,569
EUR	650,000		American Tower Corp	0.450	01/15/27	730
	$10,000,000		American Tower Corp	2.750	01/15/27	10,307
	1,600,000		American Tower Corp	3.600	01/15/28	1,724
	8,850,000		American Tower Corp	3.800	08/15/29	9,628
	13,700,000		American Tower Corp	2.900	01/15/30	14,040
	2,750,000		American Tower Corp	2.100	06/15/30	2,648
	7,175,000		American Tower Corp	1.875	10/15/30	6,780
	5,575,000		Brandywine Operating Partnership LP	4.100	10/01/24	5,888
	5,825,000		Brixmor Operating Partnership LP	3.850	02/01/25	6,159
	1,075,000		Brixmor Operating Partnership LP	2.250	04/01/28	1,069
	1,300,000		Brixmor Operating Partnership LP	2.500	08/16/31	1,272
	1,950,000		Camden Property Trust	3.150	07/01/29	2,074
	2,150,000		Camden Property Trust	2.800	05/15/30	2,236
	2,800,000		Corporate Office Properties LP	2.750	04/15/31	2,784
	1,700,000		Crown Castle International Corp	3.650	09/01/27	1,826
	15,425,000		Crown Castle International Corp	2.250	01/15/31	15,028
	10,630,000		Crown Castle International Corp	2.100	04/01/31	10,172
	5,300,000		CubeSmart LP	2.250	12/15/28	5,301
	2,425,000		Digital Realty Trust LP	3.600	07/01/29	2,625
GBP	400,000		Digital Stout Holding LLC	3.750	10/17/30	605
	$1,600,000		Duke Realty LP	3.250	06/30/26	1,698
	2,525,000		Duke Realty LP	2.875	11/15/29	2,624
	3,125,000		Duke Realty LP	1.750	07/01/30	2,969
	3,825,000		Equinix, Inc	2.150	07/15/30	3,718
	9,100,000		Essex Portfolio LP	3.000	01/15/30	9,537
	3,050,000		Federal Realty Investment Trust	1.250	02/15/26	2,987
	6,600,000		Healthcare Realty Trust, Inc	3.875	05/01/25	6,999
	3,000,000		Healthcare Realty Trust, Inc	3.625	01/15/28	3,229
	1,750,000		Healthcare Realty Trust, Inc	2.400	03/15/30	1,741
	1,850,000		Healthcare Realty Trust, Inc	2.050	03/15/31	1,768
	6,250,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	6,662
	11,400,000		Healthcare Trust of America Holdings LP	3.100	02/15/30	11,768
	7,950,000		Highwoods Realty LP	3.875	03/01/27	8,668
	2,900,000		Highwoods Realty LP	4.125	03/15/28	3,195
	2,875,000		Highwoods Realty LP	4.200	04/15/29	3,173
	6,000,000		Highwoods Realty LP	3.050	02/15/30	6,164
394

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$3,250,000		Highwoods Realty LP	2.600%	02/01/31	$3,215
	1,833,000		Hudson Pacific Properties LP	3.950	11/01/27	1,964
	3,000,000		Hudson Pacific Properties LP	3.250	01/15/30	3,112
	800,000		iStar, Inc	4.750	10/01/24	830
	5,600,000		Life Storage LP	2.400	10/15/31	5,504
	5,224,000		Mid-America Apartments LP	4.300	10/15/23	5,466
	5,525,000		Mid-America Apartments LP	3.750	06/15/24	5,816
	4,300,000		Mid-America Apartments LP	4.000	11/15/25	4,646
	11,100,000		Mid-America Apartments LP	2.750	03/15/30	11,495
	5,400,000		Mid-America Apartments LP	1.700	02/15/31	5,156
	3,050,000		Mid-America Apartments LP	2.875	09/15/51	3,003
	2,575,000		National Retail Properties, Inc	4.000	11/15/25	2,789
	3,000,000		National Retail Properties, Inc	3.600	12/15/26	3,193
EUR	360,000		ProLogis Euro Finance LLC	0.375	02/06/28	407
	$7,225,000		Regency Centers LP	3.900	11/01/25	7,734
	2,250,000		Regency Centers LP	3.600	02/01/27	2,425
	5,500,000		Regency Centers LP	2.950	09/15/29	5,707
	5,700,000		Retail Properties of America, Inc	4.750	09/15/30	6,305
	10,150,000	g	SBA Tower Trust	2.836	01/15/25	10,413
	11,046,000	g	SBA Tower Trust	1.884	01/15/26	11,030
	25,000,000	g	SBA Tower Trust	1.631	11/15/26	24,597
	42,100,000	g	SBA Tower Trust	1.840	04/15/27	41,796
	2,968,000		SITE Centers Corp	3.625	02/01/25	3,107
	350,000		SITE Centers Corp	4.700	06/01/27	387
EUR	400,000		Vonovia SE	0.625	12/14/29	447
	$1,170,000		Weingarten Realty Investors	3.375	10/15/22	1,185
	4,800,000		Weingarten Realty Investors	3.500	04/15/23	4,924
	3,025,000		Weingarten Realty Investors	4.450	01/15/24	3,183
	3,950,000		Weingarten Realty Investors	3.850	06/01/25	4,174
	1,300,000		Weingarten Realty Investors	3.250	08/15/26	1,367
			TOTAL REAL ESTATE			394,334

RETAILING - 0.4%
	2,950,000		AutoNation, Inc	3.800	11/15/27	3,141
	2,650,000		AutoNation, Inc	2.400	08/01/31	2,556
	6,525,000		AutoZone, Inc	1.650	01/15/31	6,140
	900,000		Chevron USA, Inc	3.900	11/15/24	963
	550,000	g	Group 1 Automotive, Inc	4.000	08/15/28	548
	350,000		JD.com, Inc	3.375	01/14/30	365
	925,000	g	L Brands, Inc	6.625	10/01/30	1,048
	875,000	g	Lithia Motors, Inc	4.625	12/15/27	920
	5,100,000		O’Reilly Automotive, Inc	3.550	03/15/26	5,470
	6,875,000		O’Reilly Automotive, Inc	3.600	09/01/27	7,431
	4,075,000		O’Reilly Automotive, Inc	4.200	04/01/30	4,589
	7,400,000		O’Reilly Automotive, Inc	1.750	03/15/31	7,001
	6,000,000	g	Prosus NV	3.832	02/08/51	5,596
	3,000,000	g	Staples, Inc	7.500	04/15/26	3,083
	9,375,000		Target Corp	2.350	02/15/30	9,634
			TOTAL RETAILING			58,485
395

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
	$11,406,000		Broadcom, Inc	4.150%	11/15/30	$12,650
	13,650,000	g	Broadcom, Inc	2.450	02/15/31	13,384
	10,530,000	g	Broadcom, Inc	3.469	04/15/34	11,021
	619,000	g	Broadcom, Inc	3.187	11/15/36	618
	15,640,000		Intel Corp	2.875	05/11/24	16,283
	7,325,000		Intel Corp	3.750	03/25/27	8,055
	2,400,000		Intel Corp	2.000	08/12/31	2,384
	2,500,000		Intel Corp	3.734	12/08/47	2,847
	2,875,000		Lam Research Corp	3.750	03/15/26	3,129
	3,275,000		Lam Research Corp	4.000	03/15/29	3,667
	1,100,000		Lam Research Corp	1.900	06/15/30	1,082
	8,075,000		Lam Research Corp	2.875	06/15/50	8,046
	13,200,000		NVIDIA Corp	2.000	06/15/31	13,131
	3,850,000	g	NXP BV	2.700	05/01/25	3,977
	5,725,000	g	NXP BV	3.875	06/18/26	6,179
	2,450,000	g	NXP BV	3.400	05/01/30	2,611
	4,750,000	g	NXP BV	3.125	02/15/42	4,779
	4,800,000	g	SK Hynix, Inc	1.500	01/19/26	4,695
	2,100,000		Skyworks Solutions, Inc	1.800	06/01/26	2,078
	3,475,000		Texas Instruments, Inc	2.625	05/15/24	3,607
	3,100,000		Texas Instruments, Inc	4.150	05/15/48	3,868
			TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			128,091

SOFTWARE & SERVICES - 1.0%
	10,050,000		Adobe, Inc	2.300	02/01/30	10,272
	200,000	g	CA Magnum Holdings	5.375	10/31/26	207
	100,000	g	Camelot Finance S.A.	4.500	11/01/26	103
EUR	375,000		Fidelity National Information Services, Inc	1.100	07/15/24	436
	$4,325,000		Fidelity National Information Services, Inc	2.250	03/01/31	4,230
	14,800,000		Fiserv, Inc	2.750	07/01/24	15,308
	23,750,000		Fiserv, Inc	3.500	07/01/29	25,542
GBP	200,000		Fiserv, Inc	3.000	07/01/31	290
	$900,000	g	Gartner, Inc	3.750	10/01/30	920
	4,725,000		Global Payments, Inc	2.650	02/15/25	4,856
	10,275,000		Global Payments, Inc	3.200	08/15/29	10,702
	4,700,000	g	HCL America, Inc	1.375	03/10/26	4,574
EUR	400,000		International Business Machines Corp	0.650	02/11/32	450
	500,000	g	IQVIA, Inc	1.750	03/15/26	573
	$1,413,000	g	j2 Global, Inc	4.625	10/15/30	1,449
	26,300,000		Microsoft Corp	2.400	08/08/26	27,523
	7,245,000		Microsoft Corp	2.525	06/01/50	7,065
	1,705,000		Microsoft Corp	2.921	03/17/52	1,810
	2,425,000	g	NCR Corp	5.000	10/01/28	2,498
	550,000	g	Open Text Holdings, Inc	4.125	02/15/30	566
	2,425,000		salesforce.com, Inc	3.700	04/11/28	2,691
	6,600,000		salesforce.com, Inc	1.950	07/15/31	6,538
	5,775,000		salesforce.com, Inc	2.700	07/15/41	5,768
	7,075,000		Visa, Inc	2.050	04/15/30	7,166
	1,800,000		Visa, Inc	2.700	04/15/40	1,840
			TOTAL SOFTWARE & SERVICES			143,377

396

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
	$7,025,000		Amphenol Corp	2.800%	02/15/30	$7,239
	8,075,000		Apple, Inc	2.450	08/04/26	8,433
	26,100,000		Apple, Inc	2.050	09/11/26	26,812
	4,525,000		Apple, Inc	4.650	02/23/46	5,935
	5,900,000		Apple, Inc	2.650	02/08/51	5,801
	2,075,000		Corning, Inc	4.375	11/15/57	2,467
	7,050,000		Dell International LLC	5.300	10/01/29	8,264
	2,175,000		Tyco Electronics Group S.A.	3.700	02/15/26	2,341
	4,800,000	g	Wipro IT Services LLC	1.500	06/23/26	4,692
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			71,984

TELECOMMUNICATION SERVICES - 2.9%
EUR	400,000	g	Altice France S.A.	3.375	01/15/28	442
	500,000		AT&T, Inc	2.350	09/05/29	632
	$25,850,000		AT&T, Inc	2.250	02/01/32	24,979
	46,893,000		AT&T, Inc	2.550	12/01/33	45,863
	9,000,000		AT&T, Inc	4.500	05/15/35	10,397
	15,575,000		AT&T, Inc	3.300	02/01/52	15,253
	27,320,000		AT&T, Inc	3.550	09/15/55	27,419
	17,978,000		AT&T, Inc	3.800	12/01/57	18,716
	5,127,000		AT&T, Inc	3.650	09/15/59	5,178
	2,875,000	g	Avaya, Inc	6.125	09/15/28	3,047
	2,000,000	g	Bharti Airtel International Netherlands BV	5.350	05/20/24	2,150
	7,225,000	g	Bharti Airtel Ltd	3.250	06/03/31	7,305
	3,000,000	g	C&W Senior Financing Designated Activity Co	6.875	09/15/27	3,120
	4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,814
EUR	915,000	g	Iliad Holding SAS	5.125	10/15/26	1,087
	$1,175,000	g	Millicom International Cellular S.A.	4.500	04/27/31	1,184
	4,000,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	4,462
	2,350,000	g	Ooredoo International Finance Ltd	2.625	04/08/31	2,359
	3,950,000		Orange S.A.	5.375	01/13/42	5,199
	2,125,000		Telefonica Emisiones SAU	4.103	03/08/27	2,339
	3,800,000		Telefonica Emisiones SAU	4.895	03/06/48	4,571
	3,000,000	g	Telefonica Moviles Chile S.A.	3.537	11/18/31	2,987
	32,175,000		T-Mobile USA, Inc	3.875	04/15/30	35,192
	21,500,000		T-Mobile USA, Inc	2.550	02/15/31	21,392
	2,525,000		T-Mobile USA, Inc	3.000	02/15/41	2,465
	2,350,000		T-Mobile USA, Inc	4.500	04/15/50	2,750
	7,800,000		T-Mobile USA, Inc	3.300	02/15/51	7,618
	6,600,000		Verizon Communications, Inc	4.329	09/21/28	7,497
EUR	400,000		Verizon Communications, Inc	1.875	10/26/29	497
	$24,589,000		Verizon Communications, Inc	3.150	03/22/30	26,014
	2,325,000		Verizon Communications, Inc	1.680	10/30/30	2,209
	7,525,000		Verizon Communications, Inc	1.750	01/20/31	7,122
	5,000,000		Verizon Communications, Inc	2.550	03/21/31	5,045
	9,126,000	g	Verizon Communications, Inc	2.355	03/15/32	8,992
	30,220,000		Verizon Communications, Inc	4.272	01/15/36	35,448
EUR	300,000		Verizon Communications, Inc	2.875	01/15/38	408
	$7,625,000		Verizon Communications, Inc	3.400	03/22/41	7,983

397

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$11,300,000		Verizon Communications, Inc	2.875%	11/20/50	$10,722
GBP	1,895,000	g	Vmed O2 UK Financing I plc	4.500	07/15/31	2,556
	$7,975,000		Vodafone Group plc	4.375	02/19/43	9,350
	7,000,000		Vodafone Group plc	4.250	09/17/50	8,108
			TOTAL TELECOMMUNICATION SERVICES			395,871

TRANSPORTATION - 0.6%
	1,850,000	g	Adani Ports & Special Economic Zone Ltd	4.000	07/30/27	1,907
	2,000,000	g	Adani Ports & Special Economic Zone Ltd	4.200	08/04/27	2,075
	2,700,000	g	Adani Ports & Special Economic Zone Ltd	3.100	02/02/31	2,570
	5,175,000		Burlington Northern Santa Fe LLC	3.050	02/15/51	5,355
	3,700,000		Canadian Pacific Railway Co	2.050	03/05/30	3,647
	5,600,000	e	Canadian Pacific Railway Co	3.100	12/02/51	5,758
	2,040,000		CSX Corp	2.600	11/01/26	2,126
	7,125,000		CSX Corp	3.250	06/01/27	7,640
	3,500,000		CSX Corp	3.800	03/01/28	3,846
	23,495,000		CSX Corp	4.250	03/15/29	26,415
	1,257,000	g	Delta Air Lines, Inc	7.000	05/01/25	1,437
	1,250,000	g	DP World Ltd	5.625	09/25/48	1,534
	6,150,000		Union Pacific Corp	2.891	04/06/36	6,445
	6,125,000		Union Pacific Corp	3.839	03/20/60	7,211
			TOTAL TRANSPORTATION			77,966

UTILITIES - 3.7%
	3,425,000	g	Abu Dhabi National Energy Co PJSC	2.000	04/29/28	3,386
	1,650,000		AEP Transmission Co LLC	3.100	12/01/26	1,740
	1,650,000		AEP Transmission Co LLC	4.000	12/01/46	1,902
	5,775,000		AEP Transmission Co LLC	2.750	08/15/51	5,494
	1,650,000	g	Aeropuerto Internacional de Tocumen S.A.	4.000	08/11/41	1,682
	200,000	g	Aeropuerto Internacional de Tocumen S.A.	5.125	08/11/61	209
	3,475,000		Alabama Power Co	4.150	08/15/44	4,061
	7,000,000		Alabama Power Co	3.450	10/01/49	7,417
	2,500,000		Ameren Corp	3.500	01/15/31	2,697
	2,750,000		American Water Capital Corp	3.000	12/01/26	2,908
	8,425,000		American Water Capital Corp	2.800	05/01/30	8,731
	10,000,000		American Water Capital Corp	2.300	06/01/31	10,000
	2,375,000		American Water Capital Corp	4.000	12/01/46	2,720
	4,500,000		American Water Capital Corp	3.750	09/01/47	5,018
	1,325,000		American Water Capital Corp	3.450	05/01/50	1,409
	6,038,000		Appalachian Power Co	4.450	06/01/45	7,045
	10,375,000		Atmos Energy Corp	1.500	01/15/31	9,735
	1,175,000		Atmos Energy Corp	4.125	10/15/44	1,367
	6,500,000		Baltimore Gas & Electric Co	3.750	08/15/47	7,333
	4,700,000	g	Becle SAB de C.V.	2.500	10/14/31	4,625
	5,925,000		Berkshire Hathaway Energy Co	3.250	04/15/28	6,342
	6,225,000		Black Hills Corp	4.250	11/30/23	6,537
	1,575,000		Black Hills Corp	3.150	01/15/27	1,638
	3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,720
EUR	350,000		CEZ AS.	0.875	12/02/26	406
	$4,675,000		CMS Energy Corp	3.600	11/15/25	4,981
	3,025,000	g	Colbun S.A.	3.150	01/19/32	2,993

398

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$4,200,000		Commonwealth Edison Co	5.900%	03/15/36	$5,757
	8,250,000		Commonwealth Edison Co	3.000	03/01/50	8,370
	5,500,000		Commonwealth Edison Co	2.750	09/01/51	5,317
	5,050,000		Consumers Energy Co	2.650	08/15/52	4,912
	3,325,000		Consumers Energy Co	2.500	05/01/60	2,931
	4,000,000		Dominion Energy, Inc	2.250	08/15/31	3,906
	4,600,000		Dominion Energy, Inc	3.300	04/15/41	4,778
	2,800,000		Duke Energy Carolinas LLC	2.550	04/15/31	2,874
	8,675,000		Duke Energy Corp	2.650	09/01/26	8,981
	5,000,000		Duke Energy Florida LLC	3.400	10/01/46	5,275
	695,511		Duke Energy Florida Project Finance LLC	1.731	09/01/22	697
	11,425,000		Duke Energy Indiana LLC	2.750	04/01/50	11,112
	1,450,000		Duke Energy Ohio, Inc	3.800	09/01/23	1,507
	6,100,000		Duke Energy Progress LLC	2.500	08/15/50	5,634
	4,125,000		Eastern Energy Gas Holdings LLC	2.500	11/15/24	4,247
EUR	300,000		Electricite de France S.A.	2.000	10/02/30	377
	$3,445,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	3,268
	3,000,000		Enel Chile S.A.	4.875	06/12/28	3,308
	4,000,000	g	EnfraGen Energia Sur S.A.	5.375	12/30/30	3,650
	4,300,000	g	ENN Energy Holdings Ltd	2.625	09/17/30	4,271
	6,900,000		Entergy Corp	0.900	09/15/25	6,683
	2,800,000	g	Equate Petrochemical BV	2.625	04/28/28	2,804
	2,050,000		Eversource Energy	0.800	08/15/25	1,995
	6,250,000		Eversource Energy	1.650	08/15/30	5,844
	7,000,000		Eversource Energy	3.450	01/15/50	7,366
	2,475,000		Exelon Corp	4.050	04/15/30	2,750
	9,450,000		Exelon Generation Co LLC	3.400	03/15/22	9,479
	5,775,000		Florida Power & Light Co	3.990	03/01/49	7,042
UGX	2,000,000,000	†,g	ICBC Standard Bank plc	14.250	06/26/34	522
	$3,600,000		Indiana Michigan Power Co	3.750	07/01/47	3,970
	8,525,000	g	Israel Electric Corp Ltd	4.250	08/14/28	9,361
	2,850,000	g	Kallpa Generacion SA	4.125	08/16/27	2,950
	3,675,000	g	Korea Hydro & Nuclear Power Co Ltd	3.750	07/25/23	3,818
	3,200,000	g	Korea Southern Power Co Ltd	0.750	01/27/26	3,086
	6,975,000		MidAmerican Energy Co	3.650	04/15/29	7,686
	6,150,000		MidAmerican Energy Co	3.650	08/01/48	6,912
EUR	300,000	g	Mondelez International Holdings Netherlands BV	1.250	09/09/41	328
	$7,350,000		Nevada Power Co	2.400	05/01/30	7,386
	3,335,000		Nevada Power Co	5.450	05/15/41	4,345
	17,000,000		NextEra Energy Capital Holdings, Inc	2.250	06/01/30	16,898
	29,085,000		NiSource, Inc	1.700	02/15/31	27,154
	8,250,000	g	NRG Energy, Inc	2.450	12/02/27	8,175
	1,675,000		NSTAR Electric Co	3.950	04/01/30	1,881
	3,600,000		Ohio Power Co	2.600	04/01/30	3,689
	6,150,000		Ohio Power Co	4.150	04/01/48	7,213
	6,150,000		Ohio Power Co	4.000	06/01/49	7,065
	1,280,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	1,697
	3,500,000		ONE Gas, Inc	3.610	02/01/24	3,649
	600,000	g	Pattern Energy Operations LP	4.500	08/15/28	623
	2,775,000		PECO Energy Co	3.000	09/15/49	2,801
	3,700,000		PECO Energy Co	2.800	06/15/50	3,619
399

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$1,500,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125%	05/16/24	$1,623
	3,000,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	3,201
	650,000	g	Perusahaan Listrik Negara PT	3.875	07/17/29	688
	3,000,000	g	Perusahaan Listrik Negara PT	3.375	02/05/30	3,064
	200,000	g	Perusahaan Listrik Negara PT	4.875	07/17/49	214
	5,000,000	g	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.000	06/30/50	4,853
	3,175,000	g	Phosagro OAO Via Phosagro Bond Funding DAC	2.600	09/16/28	3,085
	750,000		Potomac Electric Power Co	7.900	12/15/38	1,181
	3,300,000	g	Promigas S.A. ESP	3.750	10/16/29	3,239
	8,425,000		Public Service Co of Colorado	1.875	06/15/31	8,190
	3,000,000		Public Service Co of Colorado	4.050	09/15/49	3,556
	4,450,000		Public Service Co of Colorado	3.200	03/01/50	4,639
	7,970,000		Public Service Electric & Gas Co	3.150	01/01/50	8,331
	3,500,000	g	Saka Energi Indonesia PT	4.450	05/05/24	3,397
	20,000,000		Southern Co	4.000	01/15/51	20,450
EUR	300,000		Southern Co	1.875	09/15/81	332
	$8,475,000		Southern Co Gas Capital Corp	3.875	11/15/25	9,105
	2,125,000		Southern Co Gas Capital Corp	4.400	06/01/43	2,421
	2,000,000		Southern Co Gas Capital Corp	3.950	10/01/46	2,195
	2,440,000		Southwestern Public Service Co	3.400	08/15/46	2,645
	350,000	g	Tengizchevroil Finance Co International Ltd	2.625	08/15/25	350
	3,250,000		Virginia Electric & Power Co	2.950	11/15/26	3,417
	3,250,000		Virginia Electric & Power Co	3.500	03/15/27	3,501
	12,379,000		Virginia Electric & Power Co	3.800	04/01/28	13,548
	4,125,000		Wisconsin Power & Light Co	4.100	10/15/44	4,701
	2,975,000		Xcel Energy, Inc	3.350	12/01/26	3,159
	2,890,000		Xcel Energy, Inc	4.800	09/15/41	3,506
			TOTAL UTILITIES			505,650

			TOTAL CORPORATE BONDS			5,849,812
			(Cost $5,663,286)

GOVERNMENT BONDS - 36.8%

AGENCY SECURITIES - 0.4%
	2,500,000		Amber Circle Funding Ltd	3.250	12/04/22	2,551
	3,153,000		Canal Barge Co, Inc	4.500	11/12/34	3,602
	313		Export-Import Bank of the United States	1.822	05/03/25	0	^
	9,855,000		Lutheran Medical Center	1.982	02/20/30	9,962
	25,747,000		Private Export Funding Corp (PEFCO)	2.050	11/15/22	26,098
	8,225,000		PEFCO	1.750	11/15/24	8,375
	3,000,000	g	Reliance Industries Ltd	3.667	11/30/27	3,203
			TOTAL AGENCY SECURITIES			53,791

FOREIGN GOVERNMENT BONDS - 5.4%
	4,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	4,254
	2,000,000	g	Abu Dhabi Government International Bond	2.500	09/30/29	2,074
	2,250,000	g	Abu Dhabi Government International Bond	3.125	09/30/49	2,299
400

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$750,000	g	Africa Finance Corp	2.875%	04/28/28	$744
	2,325,000	g	African Export-Import Bank	2.634	05/17/26	2,333
	4,350,000	g	Airport Authority	1.625	02/04/31	4,192
	3,325,000	g	Arab Petroleum Investments Corp	4.125	09/18/23	3,508
AUD	400,000		Australia Government Bond	2.250	05/21/28	305
	860,000		Australia Government Bond	1.750	06/21/51	542
	$3,000,000	g	Bahrain Government International Bond	5.450	09/16/32	2,910
	1,500,000	g	Banque Ouest Africaine de Developpement	5.000	07/27/27	1,654
	8,500,000	g	Banque Ouest Africaine de Developpement	4.700	10/22/31	9,251
EUR	3,650,000	g	Banque Ouest Africaine de Developpement	2.750	01/22/33	4,360
	850,000	g	Benin Government International Bond	4.950	01/22/35	922
	$2,600,000	g	Bermuda Government International Bond	3.717	01/25/27	2,782
	200,000	g	Bermuda Government International Bond	4.750	02/15/29	230
	12,400,000	g	BNG Bank NV	3.000	09/20/23	12,877
	8,000,000	g	BNG Bank NV	0.875	05/18/26	7,856
	2,730,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	2,839
	2,900,000		Brazilian Government International Bond	4.625	01/13/28	3,027
	2,975,000		Brazilian Government International Bond	3.875	06/12/30	2,886
	2,850,000		Brazilian Government International Bond	5.625	02/21/47	2,821
EUR	1,000,000		Bundesrepublik Deutschland Bundesanleihe	0.000	02/15/31	1,160
	$7,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.125	11/29/24	7,001
CAD	1,400,000	g	Canada Housing Trust No	1.100	12/15/26	1,083
	1,475,000		Canadian Government Bond	2.000	06/01/28	1,218
	950,000		Canadian Government Bond	2.000	12/01/51	808
	875,000		Canadian Government International Bond	2.000	09/01/23	704
	1,000,000		Canadian Government International Bond	5.000	06/01/37	1,154
	$3,050,000		Chile Government International Bond	2.550	01/27/32	3,043
EUR	475,000		Chile Government International Bond	1.250	01/22/51	485
CNY	3,200,000		China Government Bond	2.570	05/20/23	504
	24,000,000		China Government Bond	2.880	11/05/23	3,800
	17,000,000		China Government Bond	1.990	04/09/25	2,621
	11,250,000		China Government Bond	3.270	11/19/30	1,825
	4,700,000		China Government Bond	3.810	09/14/50	789
	9,400,000		China Government Bond	3.720	04/12/51	1,562
	26,500,000		China Government International Bond	2.360	07/02/23	4,158
	9,700,000		China Government International Bond	2.940	10/17/24	1,540
	47,400,000		China Government International Bond	3.120	12/05/26	7,601
	$4,000,000	g	China Government International Bond	1.200	10/21/30	3,850
CNY	18,900,000		China Government International Bond	3.860	07/22/49	3,188
	10,000,000		China Government International Bond	3.390	03/16/50	1,555
	$2,000,000	g	China Government International Bond	2.250	10/21/50	1,914
NOK	7,000,000		City of Oslo Norway	2.050	10/31/24	797
	$12,650,000		Colombia Government International Bond	3.000	01/30/30	11,562
	6,675,000		Colombia Government International Bond	3.250	04/22/32	5,999
	1,700,000		Colombia Government International Bond	5.000	06/15/45	1,535
	4,100,000	g	Costa Rica Government International Bond	5.625	04/30/43	3,506
	20,200,000	g	CPPIB Capital, Inc	2.250	01/25/22	20,224
	5,000,000	g	Development Bank of Japan, Inc	0.500	03/04/24	4,950
DOP	8,000,000	g	Dominican Republic Government International Bond	9.750	06/05/26	155
	$3,500,000	g	Dominican Republic Government International Bond	4.875	09/23/32	3,557
	2,950,000	g	Dominican Republic Government International Bond	6.500	02/15/48	3,127
401

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$24,960	g	Ecuador Government International Bond	0.000%	07/31/30	$14
	141,600	g	Ecuador Government International Bond (Step Bond)	5.000	07/31/30	117
	99,120	g	Ecuador Government International Bond (Step Bond)	1.000	07/31/35	65
	425,000	g	Egypt Government International Bond	5.750	05/29/24	442
EGP	19,025,000		Egypt Government International Bond	15.900	07/02/24	1,245
	$1,500,000	g	Egypt Government International Bond	5.800	09/30/27	1,441
	725,000	g	Egypt Government International Bond	7.600	03/01/29	718
EUR	1,100,000	g	Egypt Government International Bond	5.625	04/16/30	1,129
	700,000	g	Egypt Government International Bond	6.375	04/11/31	734
	$1,100,000	g	Egypt Government International Bond	7.053	01/15/32	1,014
	2,700,000	g	Egypt Government International Bond	8.500	01/31/47	2,389
	650,000	g	El Salvador Government International Bond	6.375	01/18/27	393
	1,445,000	g	El Salvador Government International Bond	7.125	01/20/50	791
	2,000,000		Emirate of Dubai Government International Bonds	3.900	09/09/50	1,913
	800,000	†	European Bank for Reconstruction & Development	10.000	02/28/23	692
	3,500,000		European Investment Bank	4.875	02/15/36	4,816
	4,000,000	g	Export-Import Bank of India	3.875	02/01/28	4,275
	3,975,000	g	Export-Import Bank of India	2.250	01/13/31	3,740
	2,800,000		Export-Import Bank of Korea	0.750	09/21/25	2,739
	3,350,000		Export-Import Bank of Korea	1.250	09/21/30	3,187
EUR	3,000,000		French Republic Government Bond OAT	0.500	05/25/25	3,526
	1,325,000		French Republic Government Bond OAT	0.750	11/25/28	1,599
	1,175,000	g	French Republic Government Bond OAT	0.500	05/25/40	1,304
	860,000	g	French Republic Government Bond OAT	0.750	05/25/52	936
	$2,325,000	g	Ghana Government International Bond	8.125	03/26/32	1,897
	1,000,000	g	Ghana Government International Bond	8.627	06/16/49	791
	1,800,000	g	Guatemala Government International Bond	4.500	05/03/26	1,894
	450,000	g	Guatemala Government International Bond	4.375	06/05/27	472
	600,000	g	Guatemala Government International Bond	6.125	06/01/50	687
EUR	725,000	g	Hellenic Republic Government Bond	0.750	06/18/31	782
	1,250,000	g	Hellenic Republic Government International Bond	1.500	06/18/30	1,449
	$1,775,000	g	Honduras Government International Bond	6.250	01/19/27	1,917
	350,000	g	Honduras Government International Bond	5.625	06/24/30	363
	1,150,000	g	Hungary Government International Bond	2.125	09/22/31	1,130
CAD	1,475,000		Hydro-Quebec	5.000	02/15/45	1,686
	$11,675,000	g	Indonesia Government International Bond	4.625	04/15/43	13,672
IDR	7,750,000,000		Indonesia Treasury Bond	8.125	05/15/24	592
	28,000,000,000		Indonesia Treasury Bond	7.000	09/15/30	2,035
	10,000,000,000		Indonesia Treasury Bond	6.375	04/15/32	707
AUD	500,000		Inter-American Development Bank	4.750	08/27/24	397
	900,000		Inter-American Development Bank	2.750	10/30/25	685
NZD	941,000		International Bank for Reconstruction & Development	3.375	01/25/22	645
CAD	1,300,000		International Bank for Reconstruction & Development	1.900	01/16/25	1,044
GBP	500,000		International Finance Corp	0.250	12/15/25	655
	$1,665,625	g	Iraq Government International Bond	5.800	01/15/28	1,591
	6,200,000		Israel Government International Bond	3.250	01/17/28	6,718
ILS	3,100,000		Israel Government International Bond	5.500	01/31/42	1,586
	3,200,000		Israel Government International Bond	3.750	03/31/47	1,327
402

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$1,875,000		Israel Government International Bond	4.125%	01/17/48	$2,295
EUR	3,500,000		Italy Buoni Poliennali Del Tesoro	2.450	10/01/23	4,170
	3,345,000		Italy Buoni Poliennali Del Tesoro	1.250	12/01/26	3,963
	2,075,000		Italy Buoni Poliennali Del Tesoro	0.950	09/15/27	2,409
	1,350,000	g	Italy Buoni Poliennali Del Tesoro	0.950	03/01/37	1,411
	475,000	g	Italy Buoni Poliennali Del Tesoro	3.850	09/01/49	760
	425,000	g	Italy Buoni Poliennali Del Tesoro	1.700	09/01/51	452
	1,000,000	g	Ivory Coast Government International Bond	5.875	10/17/31	1,167
	100,000	g	Ivory Coast Government International Bond	4.875	01/30/32	109
	$1,510,973	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,515
	2,850,000		Jamaica Government International Bond	7.875	07/28/45	3,944
	6,000,000		Japan Bank for International Cooperation	2.375	04/20/26	6,231
	6,650,000	g	Japan Finance Organization for Municipalities	3.375	09/27/23	6,932
	2,500,000	g	Japan Finance Organization for Municipalities	1.000	05/21/25	2,476
JPY	140,000,000		Japan Finance Organization for Municipalities	0.020	03/13/26	1,217
	498,000,000		Japan Government Five Year Bond	0.005	09/20/26	4,347
	327,000,000		Japan Government Ten Year Bond	0.100	09/20/26	2,866
	162,000,000		Japan Government Ten Year Bond	0.100	12/20/29	1,423
	175,000,000		Japan Government Thirty Year Bond	2.400	11/20/31	1,867
	350,000,000		Japan Government Thirty Year Bond	2.300	05/20/32	3,729
	418,000,000		Japan Government Thirty Year Bond	2.500	09/20/34	4,674
	225,000,000		Japan Government Thirty Year Bond	0.500	09/20/46	1,919
	105,000,000		Japan Government Thirty Year Bond	0.600	09/20/50	894
	259,500,000		Japan Government Thirty Year Bond	0.700	09/20/51	2,259
	93,000,000		Japan Government Twenty Year Bond	0.600	12/20/36	843
	219,000,000		Japan Government Twenty Year Bond	0.500	12/20/38	1,939
	153,000,000		Japan Government Twenty Year Bond	0.300	06/20/39	1,307
	$2,500,000	g	Jordan Government International Bond	4.950	07/07/25	2,578
	1,025,000	g	Jordan Government International Bond	5.850	07/07/30	1,036
	3,000,000	g	Kazakhstan Government International Bond	4.875	10/14/44	3,683
	1,525,000	g	Kenya Government International Bond	6.875	06/24/24	1,611
	2,350,000	g	Kenya Government International Bond	7.000	05/22/27	2,478
EUR	1,875,000	g	Kingdom of Belgium Government International Bond	0.000	10/22/27	2,166
	$5,000,000	g	Kommunalbanken AS.	2.250	01/25/22	5,005
	2,600,000	g	Kommunalbanken AS.	2.750	02/05/24	2,703
	3,000,000	g	Kommunalbanken AS.	1.125	06/14/30	2,885
	2,833,000	e,g	Kommuninvest I Sverige AB	2.625	09/15/22	2,876
	2,000,000	g	Kommuninvest I Sverige AB	0.500	07/05/23	1,994
	6,975,000	g	Korea Electric Power Corp	1.125	06/15/25	6,886
	5,775,000	g	Korea Housing Finance Corp	3.000	10/31/22	5,867
	2,500,000	g	Korea Hydro & Nuclear Power Co Ltd	1.250	04/27/26	2,455
KRW	1,200,000,000		Korea Treasury Bond	1.125	06/10/24	994
	1,270,000,000		Korea Treasury Bond	1.500	03/10/25	1,057
	1,800,000,000		Korea Treasury Bond	1.500	12/10/26	1,474
	2,400,000,000		Korea Treasury Bond	2.000	06/10/31	1,971
	2,380,000,000		Korea Treasury Bond	2.375	09/10/38	2,008
	$18,750,000		Kreditanstalt fuer Wiederaufbau	2.625	01/25/22	18,775
	5,750,000	g	Kuwait Government International Bond	2.750	03/20/22	5,779

403

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$1,750,000	†,q	Lebanon Government International Bond	6.750%	11/29/27	$184
	5,250,000	g	Lithuania Government International Bond	6.625	02/01/22	5,273
MYR	2,160,000		Malaysia Government Bond	3.757	05/22/40	495
	3,100,000		Malaysia Government International Bond	4.893	06/08/38	818
MXN	23,500,000		Mexican Bonos	5.750	03/05/26	1,082
	13,700,000		Mexican Bonos	8.500	11/18/38	704
	$3,000,000		Mexico Government International Bond	4.150	03/28/27	3,315
	13,175,000		Mexico Government International Bond	3.250	04/16/30	13,490
	6,051,000		Mexico Government International Bond	6.050	01/11/40	7,518
	6,650,000		Mexico Government International Bond	4.280	08/14/41	6,891
	3,500,000		Mexico Government International Bond	4.600	02/10/48	3,728
	825,000	g	Mongolia Government International Bond	4.450	07/07/31	781
EUR	900,000	g	Morocco Government International Bond	1.500	11/27/31	940
	$5,750,000	g	Morocco Government International Bond	5.500	12/11/42	6,340
	1,675,000	g	Namibia Government International Bond	5.250	10/29/25	1,756
	5,000,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	5,022
EUR	400,000	g	Netherlands Government International Bond	2.750	01/15/47	739
AUD	500,000		New South Wales Treasury Corp	4.000	05/20/26	403
	2,690,000		New South Wales Treasury Corp	3.000	04/20/29	2,117
NZD	1,465,000		New Zealand Government Bond	2.000	05/15/32	967
	$2,600,000	g	Nigeria Government International Bond	6.500	11/28/27	2,589
EUR	850,000	g	North Macedonia Government International Bond	3.675	06/03/26	1,023
NOK	17,250,000	g	Norway Government International Bond	2.000	04/26/28	1,995
	$525,000	g	Oman Government International Bond	6.750	10/28/27	588
	1,500,000	g	Oman Government International Bond	6.000	08/01/29	1,614
	3,000,000	g	Oman Government International Bond	6.250	01/25/31	3,276
	500,000	e,g	Oman Sovereign Sukuk Co	4.875	06/15/30	531
	21,300,000	g	OMERS Finance Trust	2.500	05/02/24	22,048
	15,000,000	g	Ontario Teachers’ Finance Trust	1.625	09/12/24	15,208
	500,000	g	Pakistan Government International Bond	6.000	04/08/26	499
	6,000,000		Panama Bonos del Tesoro	3.362	06/30/31	6,030
	3,600,000		Panama Government International Bond	3.160	01/23/30	3,726
	4,000,000		Panama Government International Bond	4.300	04/29/53	4,294
	10,955,000		Panama Notas del Tesoro	3.750	04/17/26	11,624
	925,000	g	Paraguay Government International Bond	5.400	03/30/50	1,056
	11,900,000	g	Perusahaan Penerbit SBSN Indonesia III	4.400	03/01/28	13,424
	3,000,000		Peruvian Government International Bond	1.862	12/01/32	2,738
	1,970,000		Peruvian Government International Bond	3.000	01/15/34	1,962
	17,708	g	Petroamazonas EP	4.625	12/06/21	18
PHP	17,000,000		Philippine Government International Bond	6.250	01/14/36	370
CAD	875,000		Province of Ontario Canada	2.150	06/02/31	699
	650,000		Province of Quebec Canada	2.750	09/01/27	544
	$6,000,000		Province of Quebec Canada	7.500	09/15/29	8,378
	2,000,000	g	Provincia de Mendoza Argentina (Step Bond)	4.250	03/19/29	1,330
	925,000	g	Qatar Government International Bond	3.400	04/16/25	981
	2,050,000	g	Qatar Government International Bond	3.750	04/16/30	2,299
	5,900,000	g	Qatar Government International Bond	4.400	04/16/50	7,325
EUR	425,000	g	Republic of Cameroon International Bond	5.950	07/07/32	452
	$500,000	g	Republic of Guatemala	4.650	10/07/41	499
	7,000,000		Republic of Italy Government International Bond	4.000	10/17/49	7,693

404

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$2,000,000	g	Republic of Paraguay	6.100%	08/11/44	$2,458
PLN	6,225,000		Republic of Poland Government International Bond	2.750	10/25/29	1,444
ZAR	14,725,000		Republic of South Africa Government Bond	8.875	02/28/35	829
	$3,225,000	g	Republic of Uzbekistan Bond	4.750	02/20/24	3,353
	1,400,000	g	Republic of Uzbekistan Bond	3.700	11/25/30	1,341
UZS	5,708,925,000	g	Republic of Uzbekistan International Bond	14.000	07/19/24	532
RON	7,075,000		Romania Government Bond	4.150	01/26/28	1,558
	$3,000,000	e,g	Romanian Government International Bond	3.000	02/14/31	3,038
EUR	600,000	g	Romanian Government International Bond	2.000	01/28/32	633
	500,000	g	Romanian Government International Bond	2.000	04/14/33	517
	$4,600,000	g	Romanian Government International Bond	4.000	02/14/51	4,593
RUB	72,000,000		Russian Federal Bond-OFZ	4.500	07/16/25	852
	$5,000,000	g	Russian Foreign Bond - Eurobond	4.375	03/21/29	5,496
	3,200,000	g	Russian Foreign Bond - Eurobond	5.100	03/28/35	3,774
	4,850,000	g	Rwanda International Government Bond	5.500	08/09/31	4,883
	4,500,000	g	Saudi Government International Bond	3.250	10/26/26	4,793
	6,775,000	g	Saudi Government International Bond	4.500	04/17/30	7,893
	6,150,000	g	Saudi Government International Bond	3.750	01/21/55	6,590
EUR	1,000,000	g	Senegal Government International Bond	4.750	03/13/28	1,154
	425,000	g	Senegal Government International Bond	5.375	06/08/37	457
	$1,000,000	g	Senegal Government International Bond	6.750	03/13/48	979
EUR	1,250,000	g	Serbia Government International Bond	1.500	06/26/29	1,371
	$5,450,000	g	Serbia International Bond	2.125	12/01/30	5,095
EUR	575,000	g	Serbia International Bond	2.050	09/23/36	597
RSD	96,000,000		Serbia Treasury Bonds	5.875	02/08/28	1,024
	31,700,000		Serbia Treasury Bonds	4.500	08/20/32	313
SGD	2,030,000		Singapore Government Bond	1.625	07/01/31	1,499
	$4,000,000		South Africa Government International Bond	5.875	09/16/25	4,420
ZAR	15,100,000		South Africa Government International Bond	8.750	01/31/44	788
	$2,800,000		South Africa Government International Bond	5.375	07/24/44	2,674
	1,000,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	1,149
EUR	2,950,000	g	Spain Government Bond	0.500	10/31/31	3,334
	2,550,000	g	Spain Government International Bond	2.750	10/31/24	3,169
	845,000	g	Spain Government International Bond	1.400	07/30/28	1,042
	1,475,000	g	Spain Government International Bond	0.600	10/31/29	1,720
	625,000	g	Spain Government International Bond	0.100	04/30/31	686
	2,350,000	g	Spain Government International Bond	1.200	10/31/40	2,697
	3,100,000		State of Israel	3.375	01/15/50	3,348
	6,590,000		Svensk Exportkredit AB	1.750	12/12/23	6,698
SEK	6,500,000		Sweden Government Bond	0.500	11/24/45	687
THB	48,800,000		Thailand Government International Bond	3.300	06/17/38	1,607
	$2,500,000	g	Turkiye Ihracat Kredi Bankasi AS.	5.750	07/06/26	2,293
UAH	25,000,000		Ukraine Government International Bond	17.000	05/11/22	933
EUR	1,000,000	g	Ukraine Government International Bond	6.750	06/20/26	1,081
	4,050,000	g	Ukraine Government International Bond	4.375	01/27/30	3,701
GBP	2,850,000		United Kingdom Gilt	1.625	10/22/28	4,068
	2,400,000		United Kingdom Gilt	0.875	07/31/33	3,187

405

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
GBP	2,450,000		United Kingdom Gilt		1.750%	09/07/37	$3,590
	500,000		United Kingdom Gilt		1.250	10/22/41	683
	1,375,000		United Kingdom Gilt		0.625	10/22/50	1,635
UYU	21,800,000	g	Uruguay Government International Bond		8.500	03/15/28	484
	$8,007,410		Uruguay Government International Bond		4.375	01/23/31	9,218
UYU	20,300,000		Uruguay Government International Bond		8.250	05/21/31	437
	$850,000		Uruguay Government International Bond		4.125	11/20/45	1,006
	1,400,000		Uruguay Government International Bond		5.100	06/18/50	1,849
			TOTAL FOREIGN GOVERNMENT BONDS				731,607

MORTGAGE BACKED - 20.4%
	5,176,000	g,i	Angel Oak Mortgage Trust		2.837	11/25/66	5,180
	7,732,106		Federal Home Loan Mortgage Corp (FHLMC)		3.000	10/15/33	8,148
	5,293,317	i	FHLMC	LIBOR 1 M + 5.920%	5.810	03/15/44	911
	17,563,134		FHLMC		4.000	10/01/47	19,192
	14,192,501		FHLMC		4.000	06/01/48	15,408
	10,692,397	i	FHLMC	LIBOR 1 M + 9.920%	9.744	06/15/48	12,193
	9,197,685		FHLMC		4.000	07/01/48	10,035
	8,132,823	i	FHLMC	LIBOR 1 M + 9.840%	9.664	10/15/48	9,578
	23,183,931		FHLMC		3.000	11/01/49	24,396
	19,246,833		FHLMC		2.000	09/25/50	2,213
	30,379,891		FHLMC		2.500	11/25/50	4,999
	40,275,306		FHLMC		2.500	02/25/51	6,759
	38,422,177		FHLMC		3.000	11/01/51	41,003
	5,590,608		FHLMC		3.000	11/01/51	5,884
	3,499,189		FHLMC		3.000	11/01/51	3,748
	4,823,589		FHLMC		3.000	11/01/51	5,151
	1,041		Federal Home Loan Mortgage Corp Gold (FGLMC)		7.000	05/01/23	1
	10,798		FGLMC		8.000	01/01/31	11
	4,503		FGLMC		7.000	01/01/32	4
	298,684		FGLMC		4.500	07/01/33	329
	2,148,572		FGLMC		7.000	12/01/33	2,438
	574,896		FGLMC		4.500	10/01/34	630
	374,285		FGLMC		4.500	04/01/35	412
	618,737		FGLMC		7.000	05/01/35	695
	1,672,689		FGLMC		5.000	06/01/36	1,891
	572,016		FGLMC		5.000	07/01/39	649
	76,607		FGLMC		4.500	12/01/43	85
	47,032		FGLMC		4.500	02/01/44	52
	1,751,489		FGLMC		4.500	10/01/44	1,916
	942,349		FGLMC		4.500	11/01/44	1,041
	1,308,541		FGLMC		4.500	11/01/44	1,444
	705,137		FGLMC		4.500	12/01/44	766
	929,431		FGLMC		4.500	12/01/44	1,026
	3,854,841		FGLMC		3.500	04/01/45	4,165
	791,899		FGLMC		4.500	05/01/45	840
	18,103,736		FGLMC		3.500	08/01/45	19,618
	16,249,139		FGLMC		4.000	12/01/45	17,884
	30,219,663		FGLMC		3.500	08/01/46	32,549
	1,823,880		FGLMC		4.500	06/01/47	2,011
	3,635,190		FGLMC		4.000	09/01/47	3,984
406

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$3,169,958		FGLMC		3.500%	12/01/47	$3,411
8,012,121		FGLMC		4.000	07/01/48	8,745
12,258,563		FGLMC		4.500	08/01/48	13,473
5,631,548		FGLMC		4.500	10/01/48	6,189
8,508,616		FGLMC		3.500	11/01/48	9,160
14,180		Federal National Mortgage Association (FNMA)		8.000	07/01/24	15
4,497		FNMA		9.000	11/01/25	5
2,937,986		FNMA		3.500	05/01/32	3,115
17,877,864		FNMA		3.000	10/01/32	18,786
296,220		FNMA		4.500	10/01/33	326
518,139		FNMA		4.500	05/01/35	568
3,313,770		FNMA		5.000	05/01/35	3,739
1,537,861		FNMA		5.000	10/01/35	1,738
1,284,643		FNMA		5.000	02/01/36	1,452
16,000,000	h	FNMA		1.500	01/25/37	16,043
75,950,000	h	FNMA		2.000	01/25/37	77,767
32,665,000	h	FNMA		2.500	01/25/37	33,763
72,650,000	h	FNMA		2.000	02/25/37	74,263
3,508,859		FNMA		5.500	11/01/38	4,020
1,265,973		FNMA		3.000	10/01/39	1,315
15,742,528		FNMA		3.000	05/01/40	16,443
2,274,297		FNMA		5.000	09/01/40	2,562
4,210,861		FNMA		5.000	05/01/41	4,771
12,331,594		FNMA		4.000	09/01/42	13,397
8,713,937		FNMA		3.500	04/01/43	9,411
7,652,483		FNMA		3.500	09/01/43	8,276
6,851,387	i	FNMA	LIBOR 1 M + 5.950%	5.848	09/25/43	1,233
3,614,263		FNMA		4.000	01/01/44	3,968
7,780,016		FNMA		4.500	03/01/44	8,655
3,704,845		FNMA		4.500	06/01/44	4,068
3,886,947		FNMA		4.500	10/01/44	4,288
6,876,852		FNMA		4.500	11/01/44	7,585
2,043,901		FNMA		5.000	11/01/44	2,314
2,271,303		FNMA		4.500	12/01/44	2,487
2,451,587		FNMA		4.000	01/01/45	2,664
732,286		FNMA		4.500	03/01/45	804
337,971		FNMA		4.500	04/01/45	373
8,079,501		FNMA		3.500	05/01/45	8,752
3,943,584		FNMA		4.000	06/01/45	4,323
6,545,070		FNMA		4.000	12/01/45	7,180
10,596,581		FNMA		3.500	01/01/46	11,409
18,282,482		FNMA		4.000	01/01/46	20,010
502,208		FNMA		4.000	03/01/46	551
1,264,396		FNMA		4.000	04/01/46	1,379
8,850,819		FNMA		3.500	06/01/46	9,529
10,361,591		FNMA		3.500	07/01/46	11,156
19,239,019		FNMA		3.500	07/01/46	20,767
1,873,306		FNMA		3.000	10/01/46	1,918
10,844,948		FNMA		3.500	10/01/46	11,676
11,844,141		FNMA		3.000	11/01/46	12,367
21,123,152		FNMA		3.500	01/01/47	22,470
4,366,258		FNMA		4.500	05/01/47	4,820
3,997,749		FNMA		4.000	09/01/47	4,287
232,030		FNMA		4.000	09/01/47	248
459,967		FNMA		3.000	11/01/47	471
1,577,982		FNMA		3.000	11/01/47	1,612
407

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$8,091,173		FNMA	3.500%	11/01/47	$8,723
25,201,751		FNMA	4.000	12/01/47	27,560
5,121,459		FNMA	4.000	12/01/47	5,484
17,435,904		FNMA	3.500	01/01/48	18,752
7,209,667		FNMA	4.500	01/01/48	7,921
6,708,792		FNMA	4.500	02/01/48	7,381
6,495,886		FNMA	4.000	03/01/48	7,110
26,814,726		FNMA	4.500	03/01/48	29,495
15,346,477		FNMA	4.000	04/01/48	16,308
5,033,010		FNMA	4.500	05/01/48	5,537
3,896,354		FNMA	4.500	05/01/48	4,286
10,201,001		FNMA	5.000	08/01/48	11,371
736,075		FNMA	3.000	06/01/49	747
22,643,888		FNMA	3.000	07/01/50	23,877
13,856,612		FNMA	2.000	08/25/50	1,579
37,178,411		FNMA	2.500	11/25/50	5,157
66,830,000	h	FNMA	2.000	01/25/51	66,624
63,034,000	h	FNMA	2.500	01/25/51	64,310
401,760,000	h	FNMA	2.500	02/25/51	408,871
176,180,000	h	FNMA	3.000	02/25/51	182,248
4,619,239		FNMA	3.000	02/25/51	733
13,267,096		FNMA	3.000	09/01/51	14,062
12,739,011		FNMA	2.500	11/25/51	1,790
6,780,000	h	FNMA	3.000	01/01/52	7,051
136,820,000	h	FNMA	3.000	01/25/52	141,740
355,010,000	h	FNMA	2.000	02/25/52	353,126
4,725,000	g,i	Freddie Mac STACR REMIC Trust	3.450	10/25/41	4,755
7,600,000	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes	3.700	11/25/41	7,718
11,778,420		Government National Mortgage Association (GNMA)	3.700	10/15/33	12,376
220,872		GNMA	5.000	04/15/38	250
273,953		GNMA	6.500	11/20/38	317
974,979		GNMA	5.000	06/15/39	1,126
540,015		GNMA	5.000	06/15/39	622
10,242,944		GNMA	3.700	08/15/40	10,712
5,043,792		GNMA	4.500	12/20/45	5,636
5,613,898		GNMA	4.000	06/20/46	662
10,794,557		GNMA	3.500	01/20/49	11,539
109,225,000	h	GNMA	2.000	01/20/51	110,211
74,830,000	h	GNMA	3.000	01/20/51	77,423
167,640,000	h	GNMA	2.500	01/20/52	171,674
57,740,000	h	GNMA	2.500	02/20/52	59,001
77,550,000	h	GNMA	3.000	02/20/52	80,095
7,631,765	g,i	GS Mortgage-Backed Securities Trust	2.500	03/25/52	7,569
2,462,348	g,i	GS Mortgage-Backed Securities Trust	2.500	03/25/52	2,488
		TOTAL MORTGAGE BACKED			2,781,373

MUNICIPAL BONDS - 3.0%
2,975,000		Chicago Housing Authority	3.682	01/01/25	3,160
245,000		City & County of San Francisco CA Community Facilities District	3.264	09/01/25	261
1,000,000		City & County of San Francisco CA Community Facilities District	4.038	09/01/34	1,100
845,000		City & County of San Francisco CA Community Facilities District	3.750	09/01/37	917
2,000,000		City & County of San Francisco CA Community Facilities District	4.000	09/01/48	2,150
3,995,000		City of Los Angeles CA Wastewater System Revenue	4.029	06/01/39	4,377
4,940,000		City of New York NY	3.200	12/01/26	5,322
1,575,000		City of San Antonio TX Customer Facility Charge Revenue	4.353	07/01/25	1,686
4,055,000		Commonwealth Financing Authority	3.864	06/01/38	4,593
408

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$19,355,000	Commonwealth Financing Authority	3.807%	06/01/41	$22,207
1,505,000	County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,522
1,500,000	County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,535
2,500,000	County of Miami-Dade FL Aviation Revenue	3.285	10/01/23	2,598
3,500,000	County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,611
2,250,000	County of Miami-Dade FL Aviation Revenue	3.405	10/01/24	2,376
4,365,000	County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	4,531
2,375,000	County of Miami-Dade FL Aviation Revenue	3.505	10/01/25	2,543
2,500,000	County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,602
3,940,000	County of Miami-Dade FL Aviation Revenue	3.049	10/01/26	4,163
3,750,000	County of Miami-Dade FL Aviation Revenue	3.612	10/01/26	4,058
4,700,000	County of Miami-Dade FL Aviation Revenue	2.529	10/01/30	4,756
3,730,000	County of Miami-Dade FL Aviation Revenue	3.732	10/01/37	3,973
3,900,000	County of Miami-Dade FL Aviation Revenue	3.982	10/01/41	4,175
9,160,000	County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	10,046
2,000,000	Duke University	3.199	10/01/38	2,160
5,080,000	Illinois Finance Authority	3.944	08/15/47	5,807
4,805,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	5,213
1,110,000	New Jersey Economic Development Authority	3.800	07/01/22	1,124
870,000	New York City Housing Development Corp	3.403	05/01/22	879
750,000	New York City Housing Development Corp	3.453	11/01/22	768
1,360,000	New York City Housing Development Corp	3.523	05/01/23	1,409
1,815,000	New York City Housing Development Corp	3.573	11/01/23	1,901
1,000,000	New York City Housing Development Corp	3.650	05/01/24	1,056
5,680,000	New York State Dormitory Authority	3.998	07/01/39	6,168
10,605,000	New York State Dormitory Authority	4.294	07/01/44	11,812
6,000,000	New York State Dormitory Authority	3.879	07/01/46	6,399
5,000,000	New York State Thruway Authority	2.256	01/01/25	5,116
6,460,000	New York State Thruway Authority	2.406	01/01/26	6,653
4,750,000	New York State Thruway Authority	2.500	01/01/27	4,906
2,000,000	Port of Corpus Christi Authority of Nueces County	3.138	12/01/22	2,045
3,400,000	Port of Corpus Christi Authority of Nueces County	3.287	12/01/23	3,547
1,500,000	Port of Corpus Christi Authority of Nueces County	3.387	12/01/24	1,590
1,000,000	Port of Corpus Christi Authority of Nueces County	3.487	12/01/25	1,077
1,910,000	Public Finance Authority	4.269	07/01/40	2,224
6,000,000	San Francisco City & County Airport Comm-San Francisco International Airport	3.046	05/01/22	6,054
6,360,000	San Jose Redevelopment Agency	3.375	08/01/34	6,678
13,060,000	State of California	4.600	04/01/38	15,034
10,500,000	State of Illinois	3.150	06/15/26	11,061
12,500,000	State of Illinois	3.250	06/15/27	13,231
27,150,000	State of Illinois	5.100	06/01/33	31,382
9,700,000	State of Oregon Department of Administrative Services	4.103	05/01/39	10,808
9,900,000	State of Wisconsin	3.154	05/01/27	10,637
25,860,000	University of California	3.063	07/01/25	27,496
10,230,000	University of California	4.601	05/15/31	11,910
17,045,000	University of California	3.931	05/15/45	19,632
21,000,000	University of Chicago	4.151	10/01/45	21,957
7,620,000	University of Massachusetts Building Authority	3.097	11/01/35	7,992
13,000,000	University of Massachusetts Building Authority	3.434	11/01/40	13,707
20,000,000	University of New Mexico	3.532	06/20/32	21,235
1,750,000	Utah Municipal Power Agency	2.262	07/01/22	1,761
1,500,000	Utah Municipal Power Agency	2.512	07/01/23	1,526
2,160,000	Virginia Port Authority	4.228	07/01/36	2,376
390,000	Washington Convention & Sports Authority	3.969	10/01/30	431
	TOTAL MUNICIPAL BONDS			405,024
409

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
U.S. TREASURY SECURITIES - 7.6%
$4,500,000		United States Treasury Bond		4.750%	02/15/37	$6,383
22,750,000		United States Treasury Bond		3.500	02/15/39	28,541
12,050,000		United States Treasury Bond		3.875	08/15/40	15,882
20,935,000		United States Treasury Bond		4.375	05/15/41	29,491
16,434,000		United States Treasury Bond		3.750	08/15/41	21,464
6,000,000		United States Treasury Bond		2.750	11/15/42	6,838
35,680,000		United States Treasury Bond		3.000	05/15/45	42,675
41,710,000		United States Treasury Bond		2.875	08/15/45	48,972
52,140,000		United States Treasury Bond		2.500	05/15/46	57,625
1,075,000		United States Treasury Bond		3.000	05/15/47	1,305
30,710,000		United States Treasury Bond		2.750	11/15/47	35,753
6,155,000		United States Treasury Bond		3.125	05/15/48	7,692
51,995,000		United States Treasury Bond		3.000	08/15/48	63,623
20,120,000		United States Treasury Bond		3.375	11/15/48	26,325
33,549,228	k	United States Treasury Inflation Indexed Bonds		0.500	04/15/24	35,760
39,285,000		United States Treasury Note		0.125	08/31/22	39,251
50,000,000		United States Treasury Note		1.500	09/15/22	50,428
27,305,000		United States Treasury Note		0.125	10/31/22	27,259
14,575,000		United States Treasury Note		0.125	01/31/23	14,525
4,475,000		United States Treasury Note		0.125	03/31/23	4,454
9,875,000		United States Treasury Note		0.125	05/31/23	9,814
5,145,000		United States Treasury Note		0.125	08/31/23	5,100
79,581,000		United States Treasury Note		0.250	11/15/23	78,925
2,205,000		United States Treasury Note		0.250	10/31/25	2,131
20,105,000		United States Treasury Note		1.250	12/31/26	20,096
29,925,000		United States Treasury Note		0.500	10/31/27	28,478
68,855,000		United States Treasury Note		0.625	11/30/27	65,947
100,000		United States Treasury Note		0.625	12/31/27	96
1,250,000		United States Treasury Note		1.250	09/30/28	1,235
24,400,000		United States Treasury Note		1.375	11/15/31	24,091
10,000,000		United States Treasury Note		1.125	08/15/40	8,731
1,950,000		United States Treasury Note		1.875	02/15/41	1,930
9,950,000		United States Treasury Note		1.750	08/15/41	9,647
9,930,000		United States Treasury Note		1.250	05/15/50	8,432
125,979,000	d	United States Treasury Note		2.000	08/15/51	128,420
80,000,000		United States Treasury Note		1.875	11/15/51	79,363
		TOTAL U.S. TREASURY SECURITIES				1,036,682

		TOTAL GOVERNMENT BONDS				5,008,477
		(Cost $4,890,435)

STRUCTURED ASSETS - 18.0%

ASSET BACKED - 7.6%
7,100,000	g,i	AIMCO CLO 16 Ltd	LIBOR 3 M + 1.650%	0.000	01/17/35	7,095
		Series - 2021 16A (Class B)
8,000,000	g,i	AIMCO CLO Ltd	LIBOR 3 M + 1.550%	1.672	01/17/32	8,000
		Series - 2020 12A (Class B)
7,500,000	g,i	AIMCO CLO Series	LIBOR 3 M + 1.500%	1.632	04/20/34	7,363
		Series - 2017 AA (Class BR)
2,000,000	g,i	Allegany Park CLO Ltd	LIBOR 3 M + 1.330%	1.462	01/20/33	2,000
		Series - 2019 1A (Class A)
4,120,000		AmeriCredit Automobile Receivables Trust		2.130	03/18/26	4,171
		Series - 2020 2 (Class D)
6,190,000		AmeriCredit Automobile Receivables Trust		1.490	09/18/26	6,202
		Series - 2020 3 (Class D)
410

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$2,121,964	g	AMSR Trust		1.819%	04/17/37	$2,121
		Series - 2020 SFR1 (Class A)
3,499,000	g	AMSR Trust		3.148	01/19/39	3,597
		Series - 2019 SFR1 (Class C)
3,347,000	g	AMSR Trust		3.247	01/19/39	3,420
		Series - 2019 SFR1 (Class D)
74,236	†,g	Asset Backed Funding Corp NIM Trust		5.900	07/26/35	0	^
		Series - 2005 WMC1 (Class N1)
4,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.450	03/20/23	4,016
		Series - 2019 1A (Class A)
12,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.070	09/20/23	12,152
		Series - 2017 1A (Class A)
32,000,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970	03/20/24	32,649
		Series - 2017 2A (Class A)
9,500,000	g	Avis Budget Rental Car Funding AESOP LLC		1.380	08/20/27	9,329
		Series - 2021 1A (Class A)
2,310,191	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 1.005%	1.107	04/25/36	2,308
		Series - 2006 SD1 (Class M1)
4,400,000	g	BHG Securitization Trust		1.670	10/17/34	4,327
		Series - 2021 B (Class B)
2,760,650	g	BRE Grand Islander Timeshare Issuer LLC		3.280	09/26/33	2,840
		Series - 2019 A (Class A)
6,331,345	g	Capital Automotive REIT		3.870	04/15/47	6,332
		Series - 2017 1A (Class A1)
12,315,482	g	Capital Automotive REIT		2.690	02/15/50	12,467
		Series - 2020 1A (Class A1)
5,947,859	g	Capital Automotive REIT		1.440	08/15/51	5,782
		Series - 2021 1A (Class A1)
4,230,000	g	Capital Automotive REIT		1.920	08/15/51	4,163
		Series - 2021 1A (Class A3)
6,946,922		CarMax Auto Owner Trust		1.890	12/16/24	7,009
		Series - 2020 1 (Class A3)
9,900,000	g	Cars Net Lease Mortgage Notes Series		2.010	12/15/50	9,694
		Series - 2020 1A (Class A1)
5,000,000		Carvana Auto Receivables Trust		0.970	03/10/28	4,944
		Series - 2021 N2 (Class A2)
1,000,000		Carvana Auto Receivables Trust		1.270	03/10/28	991
		Series - 2021 N2 (Class D)
4,150,000	g,i	Cayuga Park CLO Ltd	LIBOR 3 M + 1.650%	1.000	07/17/34	4,135
		Series - 2020 1A (Class B1R)
864,047	i	C-BASS Trust	LIBOR 1 M + 0.160%	0.262	07/25/36	845
		Series - 2006 CB6 (Class A1)
17,581,617	g	CF Hippolyta LLC		1.690	07/15/60	17,440
		Series - 2020 1 (Class A1)
5,218,047	g	CF Hippolyta LLC		1.990	07/15/60	5,125
		Series - 2020 1 (Class A2)
3,010,046	g	CF Hippolyta LLC		2.280	07/15/60	3,007
		Series - 2020 1 (Class B1)
19,290,107	g	CF Hippolyta LLC		1.530	03/15/61	18,928
		Series - 2021 1A (Class A1)
4,581,400	g	CF Hippolyta LLC		1.980	03/15/61	4,513
		Series - 2021 1A (Class B1)
428,194	i	Chase Funding Mortgage Loan Asset-Backed Certificates		5.700	02/26/35	462
		Series - 2004 2 (Class 1M2)
50,500,000		Chase Issuance Trust		1.530	01/15/25	50,983
		Series - 2020 A1 (Class A1)
411

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$1,500,000	g,i	CIFC Funding Ltd	LIBOR 3 M + 1.220%	1.352%	07/20/30	$1,500
		Series - 2017 3A (Class A1)
2,000,000	g,i	CIFC Funding Ltd	LIBOR 3 M + 1.600%	1.722	11/16/30	2,000
		Series - 2017 5A (Class A2)
123,846		CIT Group Home Equity Loan Trust (Step Bond)		6.200	02/25/30	126
		Series - 2002 1 (Class AF6)
8,143,748	g	Corevest American Finance Trust		1.832	03/15/50	8,130
		Series - 2020 1 (Class A1)
8,123,025	g	DB Master Finance LLC		4.021	05/20/49	8,408
		Series - 2019 1A (Class A2II)
37,500,000	g	DB Master Finance LLC		2.045	11/20/51	36,641
		Series - 2021 1A (Class A2I)
29,600,000	g	DB Master Finance LLC		2.493	11/20/51	29,468
		Series - 2021 1A (Class A2II)
1,995,769	g	Diamond Resorts Owner Trust		3.700	01/21/31	2,032
		Series - 2018 1 (Class A)
4,895,303	g	Diamond Resorts Owner Trust		2.890	02/20/32	4,973
		Series - 2019 1A (Class A)
700,513	g	Diamond Resorts Owner Trust		2.700	11/21/33	697
		Series - 2021 1A (Class C)
28,432,125	g	Domino’s Pizza Master Issuer LLC		2.662	04/25/51	28,552
		Series - 2021 1A (Class A2I)
3,800,000	g,i	Dryden 49 Senior Loan Fund	LIBOR 3 M + 1.600%	1.722	07/18/30	3,800
		Series - 2017 49A (Class BR)
4,000,000	g	DT Auto Owner Trust		0.840	10/15/26	3,966
		Series - 2021 1A (Class C)
1,656,514	g,i	Ellington Loan Acquisition Trust	LIBOR 1 M + 1.100%	1.202	05/25/37	1,657
		Series - 2007 2 (Class A2C)
10,240,156	g	FCI Funding LLC		1.130	04/15/33	10,185
		Series - 2021 1A (Class A)
9,008,511	†,g	FNA VI LLC		1.350	01/10/32	8,912
		Series - 2021 1A (Class A)
17,050,000	g	Ford Credit Auto Owner Trust		2.360	03/15/29	17,266
		Series - 2017 2 (Class A)
12,000,000		Ford Credit Floorplan Master Owner Trust		2.230	09/15/24	12,143
		Series - 2019 3 (Class A1)
1,563,379		GM Financial Automobile Leasing Trust		1.670	12/20/22	1,567
		Series - 2020 1 (Class A3)
6,471,487		GM Financial Consumer Automobile Receivables Trust		1.840	09/16/24	6,525
		Series - 2020 1 (Class A3)
2,000,000	g,i	GoldenTree Loan Opportunities IX Ltd	LIBOR 3 M + 1.110%	1.239	10/29/29	2,001
		Series - 2014 9A (Class AR2)
4,000,000	g	GSCG Trust		2.936	09/06/34	4,096
		Series - 2019 600C (Class A)
335,760	g	HERO Funding Trust		3.280	09/20/48	344
		Series - 2017 2A (Class A1)
671,520	g	HERO Funding Trust		4.070	09/20/48	696
		Series - 2017 2A (Class A2)
24,000,000	g	Hertz Vehicle Financing LLC		1.210	12/26/25	23,763
		Series - 2021 1A (Class A)
2,406,511	g	Hilton Grand Vacations Trust		2.660	12/26/28	2,439
		Series - 2017 AA (Class A)
2,075,616	g	Hilton Grand Vacations Trust		2.960	12/26/28	2,101
		Series - 2017 AA (Class B)
5,026,430	g	Hilton Grand Vacations Trust		2.340	07/25/33	5,091
		Series - 2019 AA (Class A)
412

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$514,619	i	Home Equity Asset Trust	LIBOR 1 M + 1.500%	3.986%	06/25/33	$518
		Series - 2003 1 (Class M1)
1,499,931	g,i	Invitation Homes Trust	LIBOR 1 M + 1.250%	1.359	01/17/38	1,500
		Series - 2018 SFR4 (Class B)
4,442,950	g	JG Wentworth XXII LLC		3.820	12/15/48	4,589
		Series - 2010 3A (Class A)
4,625,085	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.320%	0.422	03/25/37	4,613
		Series - 2007 CH3 (Class A1B)
11,253,035	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	0.262	06/25/37	11,122
		Series - 2007 CH5 (Class A1)
5,000,000	g,i	KKR Clo 32 Ltd	LIBOR 3 M + 1.750%	1.874	01/15/32	5,000
		Series - 2020 32A (Class B)
12,500,000	g,i	Madison Park Funding X Ltd	LIBOR 3 M + 1.600%	1.732	01/20/29	12,500
		Series - 2012 10A (Class BR3)
5,500,000	g,i	Madison Park Funding XXI Ltd	LIBOR 3 M + 1.650%	0.000	10/15/32	5,500
		Series - 2016 21A (Class A2RR)
530,000	g,i	Magnetite XVIII Ltd	LIBOR 3 M + 1.500%	1.656	11/15/28	530
		Series - 2016 18A (Class BR)
3,500,000	g,i	Massachusetts St	LIBOR 3 M + 1.650%	0.000	01/15/35	3,487
		Series - 2021 3A (Class B)
6,385,526	g	MVW LLC		1.140	01/22/41	6,262
		Series - 2021 1WA (Class A)
1,991,085	g	MVW Owner Trust		2.420	12/20/34	2,012
		Series - 2017 1A (Class A)
2,238,335	g	MVW Owner Trust		3.450	01/21/36	2,301
		Series - 2018 1A (Class A)
2,385,331	g	MVW Owner Trust		2.890	11/20/36	2,418
		Series - 2019 1A (Class A)
7,852,973	g	MVW Owner Trust		2.220	10/20/38	7,937
		Series - 2019 2A (Class A)
4,694,691	g	Navient Private Education Refi Loan Trust		1.310	01/15/69	4,676
		Series - 2020 HA (Class A)
7,577,963	g	Navient Private Education Refi Loan Trust		0.840	05/15/69	7,482
		Series - 2021 A (Class A)
3,507,906	g	Navient Student Loan Trust		3.390	12/15/59	3,614
		Series - 2019 BA (Class A2A)
8,600,000	g,i	Neuberger Berman Loan Advisers CLO 31 Ltd	LIBOR 3 M + 1.550%	1.682	04/20/31	8,601
		Series - 2019 31A (Class BR)
6,650,000	g,i	OHA Credit Funding 10 Ltd	LIBOR 3 M + 1.650%	0.000	01/18/36	6,634
		Series - 2021 10A (Class B)
9,500,000	g,i	OHA Credit Funding 7 Ltd	LIBOR 3 M + 1.250%	1.374	10/19/32	9,501
		Series - 2020 7A (Class A)
17,005,000	g	OneMain Financial Issuance Trust		3.840	05/14/32	17,389
		Series - 2020 1A (Class A)
17,350,000	g	OneMain Financial Issuance Trust		1.750	09/14/35	17,237
		Series - 2020 2A (Class A)
5,000,000	g	Oportun Funding XIV LLC		1.210	03/08/28	4,989
		Series - 2021 A (Class A)
682,172	g	Orange Lake Timeshare Trust		3.100	11/08/30	695
		Series - 2018 A (Class A)
20,500,000	g	PFS Financing Corp		1.270	06/15/25	20,583
		Series - 2020 A (Class A)
9,000,000	g	PFS Financing Corp		1.000	10/15/25	8,968
		Series - 2020 E (Class A)
9,861,000	g	PFS Financing Corp		0.970	02/15/26	9,805
		Series - 2020 G (Class A)
413

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$2,809,000	g	Progress Residential Trust		2.937%	10/17/36	$2,837
		Series - 2019 SFR4 (Class B)
5,385,000	g	Progress Residential Trust		2.082	10/17/38	5,265
		Series - 2021 SFR8 (Class D)
1,450,000	g	Progress Residential Trust		2.711	11/17/40	1,414
		Series - 2021 SFR9 (Class D)
1,000,000	g	Purchasing Power Funding LLC		4.370	10/15/25	1,001
		Series - 2021 A (Class D)
1,347,256	i	RASC Trust	LIBOR 1 M + 0.590%	3.080	08/25/35	1,347
		Series - 2005 KS8 (Class M4)
12,653	i	Renaissance Home Equity Loan Trust	LIBOR 1 M + 0.880%	0.972	08/25/33	13
		Series - 2003 2 (Class A)
15,420,000		Santander Drive Auto Receivables Trust		2.220	09/15/26	15,644
		Series - 2020 2 (Class D)
3,690,000		Santander Drive Auto Receivables Trust		1.480	01/15/27	3,701
		Series - 2020 4 (Class D)
34,000,000		Santander Drive Auto Receivables Trust		1.670	10/15/27	33,771
		Series - 2021 4 (Class D)
24,875,000	g	SERVPRO Master Issuer LLC		2.394	04/25/51	24,443
		Series - 2021 1A (Class A2)
3,858,833	g	Sierra Timeshare Receivables Funding LLC		2.910	03/20/34	3,861
		Series - 2017 1A (Class A)
1,778,887	g	Sierra Timeshare Receivables Funding LLC		3.200	03/20/34	1,780
		Series - 2017 1A (Class B)
2,023,868	g	Sierra Timeshare Receivables Funding LLC		3.500	06/20/35	2,070
		Series - 2018 2A (Class A)
2,315,104	g	Sierra Timeshare Receivables Funding LLC		3.200	01/20/36	2,367
		Series - 2019 1A (Class A)
3,484,963	g	Sierra Timeshare Receivables Funding LLC		2.590	05/20/36	3,524
		Series - 2019 2A (Class A)
2,129,679	g	Sierra Timeshare Receivables Funding LLC		2.340	08/20/36	2,142
		Series - 2019 3A (Class A)
2,848,778	g	Sierra Timeshare Receivables Funding LLC		0.990	11/20/37	2,824
		Series - 2021 1A (Class A)
3,088,843	g	Sierra Timeshare Receivables Funding LLC		1.340	11/20/37	3,042
		Series - 2021 1A (Class B)
1,712,468	g	Sierra Timeshare Receivables Funding LLC		1.790	11/20/37	1,691
		Series - 2021 1A (Class C)
64,074	g	SMB Private Education Loan Trust		2.490	06/15/27	64
		Series - 2015 A (Class A2A)
463,256	g	SMB Private Education Loan Trust		2.750	07/15/27	464
		Series - 2015 C (Class A2A)
4,923,360	g	SMB Private Education Loan Trust		2.430	02/17/32	4,987
		Series - 2016 B (Class A2A)
7,432,092	g	SMB Private Education Loan Trust		2.880	09/15/34	7,545
		Series - 2017 A (Class A2A)
7,876,350	g	SMB Private Education Loan Trust		2.820	10/15/35	8,025
		Series - 2017 B (Class A2A)
3,464,402	g	SMB Private Education Loan Trust		3.500	02/15/36	3,589
		Series - 2018 A (Class A2A)
2,675,750	g	SoFi Professional Loan Program LLC		2.340	04/25/33	2,704
		Series - 2016 D (Class A2B)
813,067	g	SoFi Professional Loan Program LLC		2.490	01/25/36	817
		Series - 2016 E (Class A2B)
595,475	g	SoFi Professional Loan Program LLC		2.760	12/26/36	598
		Series - 2016 A (Class A2)
414

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$780,954	g	SoFi Professional Loan Program LLC		2.400%	03/26/40	$787
		Series - 2017 A (Class A2B)
2,236,994	g	SoFi Professional Loan Program LLC		2.740	05/25/40	2,259
		Series - 2017 B (Class A2FX)
841,352	g	SoFi Professional Loan Program LLC		2.630	07/25/40	849
		Series - 2017 C (Class A2B)
3,009,586	g	SoFi Professional Loan Program LLC		2.720	11/26/40	3,041
		Series - 2017 E (Class A2B)
4,894,959	g	SoFi Professional Loan Program LLC		2.840	01/25/41	4,979
		Series - 2017 F (Class A2FX)
9,073,392	g	SoFi Professional Loan Program LLC		2.950	02/25/42	9,197
		Series - 2018 A (Class A2B)
3,144,100	g	SoFi Professional Loan Program LLC		3.690	06/15/48	3,221
		Series - 2019 A (Class A2FX)
6,394,069	g	SpringCastle America Funding LLC		1.970	09/25/37	6,362
		Series - 2020 AA (Class A)
9,021,000	g	SpringCastle America Funding LLC		2.660	09/25/37	9,078
		Series - 2020 AA (Class B)
9,000,000	g	Stack Infrastructure Issuer LLC		1.893	08/25/45	8,844
		Series - 2020 1A (Class A2)
5,875,000	g	Stack Infrastructure Issuer LLC		1.877	03/26/46	5,776
		Series - 2021 1A (Class A2)
150,851	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	1.002	09/25/34	150
		Series - 2004 8 (Class M1)
653,857	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	1.102	09/25/34	658
		Series - 2004 8 (Class A9)
3,500,000		Synchrony Credit Card Master Note Trust		2.620	10/15/25	3,559
		Series - 2017 2 (Class A)
1,814,500	g	Taco Bell Funding LLC		4.970	05/25/46	1,893
		Series - 2016 1A (Class A23)
26,870,000	g	Taco Bell Funding LLC		1.946	08/25/51	26,340
		Series - 2021 1A (Class A2I)
16,410,000	g	Taco Bell Funding LLC		2.294	08/25/51	16,221
		Series - 2021 1A (Class A2II)
9,756,680	g	Tesla Auto Lease Trust		2.160	10/20/22	9,796
		Series - 2019 A (Class A3)
7,800,000	g	Tesla Auto Lease Trust		0.680	12/20/23	7,802
		Series - 2020 A (Class A3)
2,300,000	g	Tesla Auto Lease Trust		0.780	12/20/23	2,301
		Series - 2020 A (Class A4)
7,000,000	g,i	TICP CLO VIII Ltd	LIBOR 3 M + 1.700%	0.000	10/20/34	6,985
		Series - 2017 8A (Class A2R)
3,822,277	g	Tricon American Homes Trust		2.928	01/17/36	3,843
		Series - 2017 SFR2 (Class A)
1,050,000	g	Tricon American Homes Trust		3.275	01/17/36	1,056
		Series - 2017 SFR2 (Class B)
1,275,000	g	Tricon American Homes Trust		2.049	07/17/38	1,253
		Series - 2020 SFR1 (Class B)
44,800,000		Verizon Owner Trust		1.850	07/22/24	45,136
		Series - 2020 A (Class A1A)
440,000		Verizon Owner Trust		0.770	04/21/25	436
		Series - 2020 C (Class C)
7,750,000	g,i	Vitality Re IX Ltd Series - 2020 A (Class )	U.S. Treasury Bill 3 M + 1.600%	1.628	01/10/22	7,748

415

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$3,500,000	g,i	Vitality Re X Ltd	U.S. Treasury Bill 3 M + 1.750%	1.778%	01/10/23	$3,429
		Series - 2020 A (Class )
19,631,350	g	Wendy’s Funding LLC		2.370	06/15/51	19,178
		Series - 2021 1A (Class A2I)
		TOTAL ASSET BACKED				1,041,659

OTHER MORTGAGE BACKED - 10.4%
3,000,000	g,i	20 Times Square Trust		3.100	05/15/35	2,989
		Series - 2018 20TS (Class B)
12,000,000	g,i	20 TSQ GROUNDCO LLC		3.100	05/15/35	11,553
		Series - 2018 20TS (Class E)
2,919,630	g,i	ACRE Commercial Mortgage Ltd	LIBOR 1 M + 0.830%	0.934	12/18/37	2,906
		Series - 2021 FL4 (Class A)
1,409,003	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	1,408
		Series - 2015 6 (Class A9)
5,000,000	g,i	Alen Mortgage Trust	LIBOR 1 M + 2.250%	2.360	04/15/34	4,991
		Series - 2021 ACEN (Class C)
482,058	i	Alternative Loan Trust	LIBOR 1 M + 0.750%	0.852	06/25/34	494
		Series - 2004 8CB (Class M1)
534,916	g,i	Atom Mortgage Securities DAC	SONIA Interest Rate Benchmark + 1.900%	0.000	07/22/31	722
		Series - 2021 1A (Class D)
667,340	i	BANK		3.925	11/15/50	712
		Series - 2017 BNK8 (Class B)
2,500,000	i	BANK		4.069	11/15/50	2,608
		Series - 2017 BNK8 (Class C)
3,800,000		BANK		3.203	12/15/52	4,008
		Series - 2019 BN23 (Class AS)
1,000,000	i	BANK		3.851	07/15/60	1,038
		Series - 2017 BNK6 (Class C)
2,000,000		BANK		2.758	09/15/62	2,065
		Series - 2019 BN20 (Class A2)
8,000,000	i	BANK		3.283	11/15/62	8,505
		Series - 2019 BN24 (Class AS)
772,000	i	BANK		3.517	11/15/62	793
		Series - 2019 BN24 (Class C)
7,381,376	g,i	Bayview MSR Opportunity Master Fund Trust		3.000	10/25/51	7,492
		Series - 2021 6 (Class A19)
1,250,000	g,i	BBCMS Mortgage Trust		4.267	08/05/38	1,096
		Series - 2018 CHRS (Class E)
5,000,000		BBCMS Mortgage Trust		3.488	02/15/50	5,259
		Series - 2017 C1 (Class ASB)
452,658	i	Bear Stearns Commercial Mortgage Securities Trust		5.214	02/11/41	450
		Series - 2005 PWR7 (Class B)
4,600,000	g,i	Benchmark Mortgage Trust		2.791	09/15/48	4,691
		Series - 2020 IG2 (Class AM)
2,740,000	g,i	Benchmark Mortgage Trust		3.131	09/15/48	2,820
		Series - 2020 IG3 (Class AS)
2,500,000	g,i	Benchmark Mortgage Trust		3.536	09/15/48	2,565
		Series - 2020 IG3 (Class BXA)
1,445,000		Benchmark Mortgage Trust		4.232	01/15/52	1,635
		Series - 2018 B8 (Class A5)
416

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$3,452,143		Benchmark Mortgage Trust		4.016%	03/15/52	$3,875
		Series - 2019 B9 (Class A5)
1,500,000		Benchmark Mortgage Trust		3.419	08/15/52	1,607
		Series - 2019 B12 (Class AS)
830,000		Benchmark Mortgage Trust		4.241	05/15/53	923
		Series - 2018 B7 (Class A3)
5,921,744	i	Benchmark Mortgage Trust		4.510	05/15/53	6,802
		Series - 2018 B7 (Class A4)
1,000,000		Benchmark Mortgage Trust		2.355	07/15/54	968
		Series - 2021 B27 (Class B)
10,000,000	i	Benchmark Mortgage Trust		2.244	08/15/54	9,564
		Series - 2021 B28 (Class B)
10,000,000		Benchmark Mortgage Trust		2.429	08/15/54	9,979
		Series - 2021 B28 (Class AS)
3,000,000	i	BENCHMARK Mortgage Trust		4.197	02/15/51	3,186
		Series - 2018 B2 (Class C)
9,500,000		BMARK A5		2.612	09/15/54	9,611
		Series - 2021 B29 (Class AS)
5,000,000	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 0.921%	1.021	12/15/28	4,998
		Series - 2021 CIP (Class A)
7,500,000	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.271%	1.371	12/15/28	7,498
		Series - 2021 CIP (Class B)
1,668,475	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 0.920%	1.030	10/15/36	1,669
		Series - 2019 XL (Class A)
1,325,000	g	BXP Trust		3.459	08/13/37	1,412
		Series - 2017 CC (Class A)
5,000,000	g	BXP Trust		2.618	01/15/44	5,089
		Series - 2021 601L (Class A)
15,000,000	g,i	BXP Trust		2.775	01/15/44	14,430
		Series - 2021 601L (Class C)
8,000,000	g,i	BXP Trust		2.775	01/15/44	7,374
		Series - 2021 601L (Class D)
4,835,643		CD Mortgage Trust		2.622	08/10/49	4,958
		Series - 2016 CD1 (Class ASB)
9,000,000		CD Mortgage Trust		2.926	08/10/49	9,250
		Series - 2016 CD1 (Class AM)
5,750,000	i	CD Mortgage Trust		3.879	11/10/49	5,955
		Series - 2016 CD2 (Class B)
1,000,000	i	CD Mortgage Trust		3.983	11/10/49	1,007
		Series - 2016 CD2 (Class C)
999,983		CD Mortgage Trust		3.453	02/10/50	1,047
		Series - 2017 CD3 (Class AAB)
500,000	i	CD Mortgage Trust		4.555	02/10/50	506
		Series - 2017 CD3 (Class C)
5,000,000		CD Mortgage Trust		3.220	08/15/50	5,229
		Series - 2017 CD5 (Class AAB)
3,457,000		CD Mortgage Trust		2.812	08/15/57	3,603
		Series - 2019 CD8 (Class ASB)
914,076		CFCRE Commercial Mortgage Trust		3.121	05/10/58	934
		Series - 2016 C4 (Class AHR)
517,339	i	CHL Mortgage Pass-Through Trust		2.510	02/20/35	522
		Series - 2004 HYB9 (Class 1A1)
2,500,000	g,i	Citigroup Commercial Mortgage Trust		3.518	05/10/35	2,544
		Series - 2013 375P (Class B)
5,750,000	g	Citigroup Commercial Mortgage Trust		3.341	05/10/36	5,961
		Series - 2019 PRM (Class A)
417

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$1,054,000	i	Citigroup Commercial Mortgage Trust		3.732%	04/10/46	$1,074
		Series - 2013 GC11 (Class B)
2,400,000		Citigroup Commercial Mortgage Trust		4.023	03/10/47	2,521
		Series - 2014 GC19 (Class A4)
1,700,000	i	Citigroup Commercial Mortgage Trust		3.758	04/10/48	1,776
		Series - 2015 GC29 (Class B)
3,000,000	i	Citigroup Commercial Mortgage Trust		4.142	04/10/48	3,108
		Series - 2015 GC29 (Class C)
5,300,000		Citigroup Commercial Mortgage Trust		3.243	08/15/50	5,559
		Series - 2017 B1 (Class AAB)
6,765,000		Citigroup Commercial Mortgage Trust		3.764	10/12/50	7,232
		Series - 2017 C4 (Class AS)
2,000,000		Citigroup Commercial Mortgage Trust		3.778	09/10/58	2,142
		Series - 2015 GC33 (Class A4)
406,726	i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.750%	0.852	01/25/36	407
		Series - 2006 WFH1 (Class M4)
5,000,000	g	COMM Mortgage Trust		3.244	10/10/29	5,097
		Series - 2017 PANW (Class A)
2,000,000	i	COMM Mortgage Trust		4.255	07/10/45	2,075
		Series - 2013 CR9 (Class A4)
3,727,236		COMM Mortgage Trust		2.853	10/15/45	3,767
		Series - 2012 CR4 (Class A3)
1,185,000	g	COMM Mortgage Trust		3.147	03/10/46	1,206
		Series - 2013 CR6 (Class AM)
3,359,721	g,i	COMM Mortgage Trust		3.929	06/10/46	3,457
		Series - 2013 CR8 (Class B)
2,000,000	g,i	COMM Mortgage Trust		4.900	08/10/46	2,089
		Series - 2013 CR10 (Class B)
5,000,000	g,i	COMM Mortgage Trust		4.900	08/10/46	5,181
		Series - 2013 CR10 (Class C)
3,000,000		COMM Mortgage Trust		4.199	03/10/47	3,137
		Series - 2014 UBS2 (Class AM)
750,000		COMM Mortgage Trust		4.174	05/10/47	787
		Series - 2014 CR17 (Class AM)
2,500,000	g,i	COMM Mortgage Trust		4.767	06/10/47	2,433
		Series - 2014 UBS3 (Class D)
5,240,000		COMM Mortgage Trust		3.917	10/10/47	5,562
		Series - 2014 LC17 (Class A5)
5,000,000	i	COMM Mortgage Trust		4.188	10/10/47	5,288
		Series - 2014 LC17 (Class AM)
2,288,546	i	COMM Mortgage Trust		4.490	10/10/47	2,398
		Series - 2014 LC17 (Class B)
800,979	i	COMM Mortgage Trust		3.829	02/10/48	834
		Series - 2015 LC19 (Class B)
1,000,000	g	COMM Mortgage Trust		3.000	03/10/48	889
		Series - 2015 CR22 (Class E)
1,445,000		COMM Mortgage Trust		3.309	03/10/48	1,519
		Series - 2015 CR22 (Class A5)
3,382,775	i	COMM Mortgage Trust		3.603	03/10/48	3,556
		Series - 2015 CR22 (Class AM)
2,175,000	i	COMM Mortgage Trust		4.106	03/10/48	2,256
		Series - 2015 CR22 (Class C)
7,150,000		COMM Mortgage Trust		3.801	05/10/48	7,573
		Series - 2015 CR23 (Class AM)
4,500,000	i	COMM Mortgage Trust		4.183	05/10/48	4,705
		Series - 2015 CR23 (Class B)
418

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$2,549,000	i	COMM Mortgage Trust		4.286%	05/10/48	$2,659
		Series - 2015 CR23 (Class C)
3,401,846		COMM Mortgage Trust		3.421	07/10/48	3,515
		Series - 2015 LC21 (Class ASB)
4,000,000	i	COMM Mortgage Trust		3.463	08/10/48	3,694
		Series - 2015 CR24 (Class D)
2,550,000		COMM Mortgage Trust		3.696	08/10/48	2,711
		Series - 2015 CR24 (Class A5)
5,000,000	i	COMM Mortgage Trust		4.028	08/10/48	5,320
		Series - 2015 CR24 (Class AM)
2,000,000	i	COMM Mortgage Trust		4.379	08/10/48	2,127
		Series - 2015 CR24 (Class B)
1,467,000	i	COMM Mortgage Trust		4.379	08/10/48	1,513
		Series - 2015 CR24 (Class C)
1,352,000		COMM Mortgage Trust		3.612	10/10/48	1,441
		Series - 2015 CR27 (Class A4)
3,212,210		COMM Mortgage Trust		3.630	10/10/48	3,423
		Series - 2015 CR26 (Class A4)
1,575,000		COMM Mortgage Trust		3.774	10/10/48	1,689
		Series - 2015 LC23 (Class A4)
1,875,000	i	COMM Mortgage Trust		4.478	10/10/48	2,005
		Series - 2015 CR26 (Class B)
1,005,000	i	COMM Mortgage Trust		4.609	10/10/48	1,055
		Series - 2015 LC23 (Class C)
1,023,765		COMM Mortgage Trust		3.651	02/10/49	1,067
		Series - 2016 CR28 (Class AHR)
4,650,000	i	COMM Mortgage Trust		4.638	02/10/49	5,025
		Series - 2016 CR28 (Class B)
6,500,000		COMM Mortgage Trust		3.263	08/15/57	6,860
		Series - 2019 GC44 (Class AM)
2,000,000	i	COMM Mortgage Trust		3.526	08/15/57	2,031
		Series - 2019 GC44 (Class C)
11,705,644	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	2.703	05/25/24	11,924
		Series - 2014 C02 (Class 1M2)
8,148,869	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	3.103	07/25/24	8,274
		Series - 2014 C03 (Class 1M2)
1,870,000	g,i	Connecticut Avenue Securities		3.350	11/25/41	1,884
		Series - 2021 R02 (Class 2B1)
2,105,000	g,i	Connecticut Avenue Securities Trust		1.600	10/25/41	2,107
		Series - 2021 R01 (Class 1M2)
3,070,000	g,i	Connecticut Avenue Securities Trust		2.800	12/25/41	3,070
		Series - 2021 R03 (Class 1B1)
2,000,000	g,i	CPT Mortgage Trust		2.997	11/13/39	1,904
		Series - 2019 CPT (Class E)
7,400,000	g,i	Credit Suisse Commercial Mortgage Trust		3.728	11/10/32	7,599
		Series - 2017 CALI (Class B)
5,189,839	g,i	Credit Suisse Commercial Mortgage Trust		3.500	02/25/48	5,234
		Series - 2018 J1 (Class A11)
1,910,000	g,i	Credit Suisse Mortgage Capital Certificates	LIBOR 1 M + 1.600%	1.710	05/15/36	1,903
		Series - 2019 ICE4 (Class D)
10,000,000	g,i	Credit Suisse Mortgage Capital Certificates		2.405	10/25/66	9,991
		Series - 2021 NQM8 (Class A3)
4,270,400	g,i	CSMC Series		3.388	10/25/59	4,321
		Series - 2019 NQM1 (Class M1)
419

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$9,250,000		DBGS Mortgage Trust		4.466%	10/15/51	$10,569
		Series - 2018 C1 (Class A4)
10,275,090		DBJPM Mortgage Trust		2.756	08/10/49	10,527
		Series - 2016 C3 (Class ASB)
10,000,000		DBJPM Mortgage Trust		3.121	06/10/50	10,449
		Series - 2017 C6 (Class ASB)
5,300,000		DBJPM Mortgage Trust		2.340	08/15/53	5,256
		Series - 2020 C9 (Class AM)
17,410,000	g	DBUBS Mortgage Trust		3.452	10/10/34	18,100
		Series - 2017 BRBK (Class A)
15,500,000	g,i	DBUBS Mortgage Trust		3.530	10/10/34	16,021
		Series - 2017 BRBK (Class B)
5,000,000	g,i	ELP Commercial Mortgage Trust	LIBOR 1 M + 1.120%	1.230	11/15/38	4,970
		Series - 2021 ELP (Class B)
7,000,000	g,i	ELP Commercial Mortgage Trust	LIBOR 1 M + 1.320%	1.430	11/15/38	6,959
		Series - 2021 ELP (Class C)
7,520,000	g,i	ELP Commercial Mortgage Trust	LIBOR 1 M + 2.118%	2.228	11/15/38	7,475
		Series - 2021 ELP (Class E)
500,000	g,i	ELP Commercial Mortgage Trust	LIBOR 1 M + 2.667%	2.777	11/15/38	497
		Series - 2021 ELP (Class F)
5,000,000	g,i	EQUS Mortgage Trust	LIBOR 1 M + 0.755%	0.865	10/15/38	4,976
		Series - 2021 EQAZ (Class A)
4,730,000	g,i	EQUS Mortgage Trust	LIBOR 1 M + 2.300%	2.410	10/15/38	4,708
		Series - 2021 EQAZ (Class E)
1,333,871	i	Fieldstone Mortgage Investment Trust	LIBOR 1 M + 0.735%	0.837	12/25/35	1,331
		Series - 2005 2 (Class M2)
517,834	g,i	FirstKey Mortgage Trust		3.500	11/25/44	524
		Series - 2014 1 (Class A8)
2,493,086	g,i	Flagstar Mortgage Trust		4.080	10/25/47	2,520
		Series - 2017 2 (Class B3)
286,852	g,i	Flagstar Mortgage Trust		4.000	09/25/48	288
		Series - 2018 5 (Class A11)
3,540,750	g,i	Flagstar Mortgage Trust		2.500	04/25/51	3,509
		Series - 2021 2 (Class A4)
10,133,012	g,i	Flagstar Mortgage Trust		2.500	06/01/51	10,063
		Series - 2021 4 (Class A21)
31,260,311	g,i	Flagstar Mortgage Trust		3.000	10/25/51	31,710
		Series - 2021 10IN (Class A1)
5,725,000	g,i	Freddie Mac STACR REMIC Trust		2.100	12/25/33	5,736
		Series - 2021 HQA2 (Class M2)
12,292,000	g,i	Freddie Mac STACR REMIC Trust		1.700	01/25/34	12,344
		Series - 2021 DNA5 (Class M2)
750,000	g,i	FREMF Mortgage Trust		4.021	03/25/49	805
		Series - 2016 K53 (Class B)
700,000	g,i	Frost CMBS DAC	SONIA Interest Rate Benchmark + 2.900%	0.000	11/22/26	948
		Series - 2021 1A (Class GBD)
1,074,173	g,i	GS Mortage-Backed Securities Trust		3.687	05/25/50	1,090
		Series - 2020 PJ1 (Class B2)
5,943,000	g	GS Mortgage Securities Corp II		3.551	04/10/34	5,943
		Series - 2012 ALOH (Class A)
4,430,000	g	GS Mortgage Securities Corp II		2.954	11/05/34	4,473
		Series - 2012 BWTR (Class A)
5,000,000	g,i	GS Mortgage Securities Corp II	LIBOR 1 M + 1.250%	1.360	11/15/36	4,947
		Series - 2021 ARDN (Class A)
420

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$2,600,000	g,i	GS Mortgage Securities Corp II	LIBOR 1 M + 3.350%	3.460%	11/15/36	$2,594
		Series - 2021 ARDN (Class E)
2,500,000	g,i	GS Mortgage Securities Corp II		3.483	09/10/37	2,609
		Series - 2017 375H (Class B)
1,350,000	i	GS Mortgage Securities Corp II		3.777	05/10/50	1,417
		Series - 2015 GC30 (Class AS)
3,500,000	i	GS Mortgage Securities Corp II		4.155	07/10/51	3,939
		Series - 2018 GS10 (Class A5)
5,235,000	g,i	GS Mortgage Securities Corp Trust	LIBOR 1 M + 1.600%	1.710	07/15/31	5,050
		Series - 2018 TWR (Class D)
2,000,000	g,i	GS Mortgage Securities Trust	LIBOR 1 M + 1.450%	1.560	07/15/31	1,950
		Series - 2018 TWR (Class C)
1,100,000		GS Mortgage Securities Trust		4.740	05/10/45	1,110
		Series - 2012 GCJ7 (Class B)
951,166		GS Mortgage Securities Trust		3.206	02/10/48	978
		Series - 2015 GC28 (Class AAB)
2,816,500		GS Mortgage Securities Trust		3.396	02/10/48	2,952
		Series - 2015 GC28 (Class A5)
2,000,000	i	GS Mortgage Securities Trust		4.018	07/10/48	2,130
		Series - 2015 GC32 (Class AS)
2,821,194		GS Mortgage Securities Trust		3.278	10/10/48	2,920
		Series - 2015 GC34 (Class AAB)
2,000,000		GS Mortgage Securities Trust		3.143	10/10/49	2,079
		Series - 2016 GS3 (Class AS)
2,000,000		GS Mortgage Securities Trust		3.674	03/10/50	2,165
		Series - 2017 GS5 (Class A4)
4,150,000	i	GS Mortgage Securities Trust		3.826	03/10/50	4,436
		Series - 2017 GS5 (Class AS)
12,000,000		GS Mortgage Securities Trust		3.230	05/10/50	12,554
		Series - 2017 GS6 (Class AAB)
6,000,000		GS Mortgage Securities Trust		3.433	05/10/50	6,416
		Series - 2017 GS6 (Class A3)
1,691,000	i	GS Mortgage Securities Trust		4.029	05/10/50	1,780
		Series - 2015 GC30 (Class B)
4,061,000	i	GS Mortgage Securities Trust		4.073	05/10/50	4,202
		Series - 2015 GC30 (Class C)
3,000,000		GS Mortgage Securities Trust		3.837	11/10/50	3,255
		Series - 2017 GS8 (Class ABP)
4,844,000	i	GS Mortgage Securities Trust		4.335	11/10/50	5,133
		Series - 2017 GS8 (Class C)
3,050,000	i	GS Mortgage Securities Trust		4.158	02/10/52	3,373
		Series - 2019 GC38 (Class AS)
2,000,000	g,i	GS Mortgage Securities Trust		3.550	07/10/52	2,018
		Series - 2019 GC40 (Class DBC)
2,500,000	i	GS Mortgage Securities Trust		3.173	02/13/53	2,646
		Series - 2020 GC45 (Class AS)
357,759	g,i	GS Mortgage-Backed Securities Corp Trust		4.000	11/25/49	358
		Series - 2019 PJ2 (Class A1)
934,538	g,i	GS Mortgage-Backed Securities Corp Trust		4.000	11/25/49	935
		Series - 2019 PJ2 (Class A4)
1,298,695	g,i	GS Mortgage-Backed Securities Corp Trust		3.500	07/25/50	1,307
		Series - 2020 PJ2 (Class A4)
1,189,452	g,i	GS Mortgage-Backed Securities Corp Trust		3.000	01/25/51	1,200
		Series - 2020 PJ4 (Class A4)
421

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$900,865	i	GS Mortgage-Backed Securities Corp Trust		3.000%	03/27/51	$910
		Series - 2020 PJ5 (Class A4)
2,178,554	g,i	GS Mortgage-Backed Securities Corp Trust		2.500	05/25/51	2,157
		Series - 2020 PJ6 (Class A4)
6,855,111	g,i	GS Mortgage-Backed Securities Corp Trust		2.500	10/25/51	6,795
		Series - 2021 PJ5 (Class A4)
2,674,486	g,i	GS Mortgage-Backed Securities Trust		2.500	07/25/51	2,644
		Series - 2021 PJ2 (Class A4)
24,349,330	g,i	GS Mortgage-Backed Securities Trust		2.500	01/25/52	24,157
		Series - 2021 PJ7 (Class A4)
11,286,528	g,i	GS Mortgage-Backed Securities Trust		2.500	01/25/52	11,191
		Series - 2021 PJ8 (Class A4)
19,907,777	g,i	GS MortSecurities Trust		2.500	11/25/51	19,745
		Series - 2021 PJ6 (Class A4)
2,200,930	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	0.724	08/19/45	2,218
		Series - 2005 11 (Class 2A1A)
6,000,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	6,222
		Series - 2016 10HY (Class A)
2,500,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	2,580
		Series - 2016 10HY (Class B)
7,250,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	7,379
		Series - 2016 10HY (Class C)
5,500,000	g,i	Hudson Yards Mortgage Trust		2.943	12/10/41	5,397
		Series - 2019 55HY (Class D)
2,750,000	g,i	Hudson Yards Mortgage Trust		2.943	12/10/41	2,643
		Series - 2019 55HY (Class E)
363,150	i	Impac CMB Trust	LIBOR 1 M + 0.660%	0.762	03/25/35	372
		Series - 2004 11 (Class 2A1)
4,838,603	g,i	Imperial Fund Mortgage Trust		2.051	10/25/55	4,843
		Series - 2020 NQM1 (Class A3)
1,043,500	g,i	Imperial Fund Mortgage Trust		3.531	10/25/55	1,059
		Series - 2020 NQM1 (Class M1)
1,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp		4.613	07/05/31	1,027
		Series - 2018 AON (Class D)
7,715,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp		5.360	02/15/46	7,621
		Series - 2011 C3 (Class C)
3,585,288	g,i	JP Morgan Chase Commercial Mortgage Securities Corp		5.389	07/15/46	3,705
		Series - 2011 C4 (Class C)
2,800,000		JP Morgan Chase Commercial Mortgage Securities Corp		3.372	12/15/47	2,856
		Series - 2013 C10 (Class AS)
1,780,000		JP Morgan Chase Commercial Mortgage Securities Corp		3.914	01/15/49	1,920
		Series - 2015 JP1 (Class A5)
750,000	i	JP Morgan Chase Commercial Mortgage Securities Corp		4.119	01/15/49	802
		Series - 2015 JP1 (Class AS)
6,251,595		JP Morgan Chase Commercial Mortgage Securities Corp		2.713	08/15/49	6,412
		Series - 2016 JP2 (Class ASB)
4,500,000		JP Morgan Chase Commercial Mortgage Securities Corp		3.379	09/15/50	4,636
		Series - 2017 JP7 (Class A3)
422

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$3,155,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		3.065%	01/16/37	$3,184
		Series - 2020 NNN (Class BFX)
260,000	i	JP Morgan Chase Commercial Mortgage Securities Trust		4.077	01/15/46	270
		Series - 2013 C13 (Class AS)
5,569,478	g,i	JP Morgan Mortgage Trust	LIBOR 1 M - 0.000%	2.116	12/25/44	5,673
		Series - 2015 1 (Class B1)
319,846	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	323
		Series - 2015 3 (Class A19)
2,773,967	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	2,765
		Series - 2015 6 (Class A13)
595,738	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	603
		Series - 2016 1 (Class A13)
1,455,152	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	1,465
		Series - 2017 2 (Class A13)
1,889,670	g,i	JP Morgan Mortgage Trust		3.500	09/25/48	1,883
		Series - 2018 3 (Class A13)
753,098	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	757
		Series - 2018 4 (Class A13)
3,235,030	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	3,263
		Series - 2018 5 (Class A13)
2,111,458	g,i	JP Morgan Mortgage Trust		3.063	10/26/48	2,175
		Series - 2017 5 (Class A2)
473,234	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	476
		Series - 2018 8 (Class A13)
1,126,416	g,i	JP Morgan Mortgage Trust		4.000	02/25/49	1,134
		Series - 2018 9 (Class A13)
643,944	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	647
		Series - 2019 1 (Class A3)
1,181,917	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	1,187
		Series - 2019 1 (Class A15)
1,510,649	g,i	JP Morgan Mortgage Trust		4.681	09/25/49	1,505
		Series - 2019 3 (Class B1)
2,142,336	g,i	JP Morgan Mortgage Trust	LIBOR 1 M + 0.950%	1.052	10/25/49	2,151
		Series - 2019 INV1 (Class A11)
6,871,253	g,i	JP Morgan Mortgage Trust		3.871	06/25/50	7,111
		Series - 2020 1 (Class B2)
11,138,227	g,i	JP Morgan Mortgage Trust		2.500	10/25/51	11,040
		Series - 2021 6 (Class A15)
5,912,692	g,i	JP Morgan Mortgage Trust		2.500	11/25/51	5,842
		Series - 2021 7 (Class A15)
7,255,115	g,i	JP Morgan Mortgage Trust		2.500	12/25/51	7,214
		Series - 2021 8 (Class A15)
9,979,704	g,i	JP Morgan Mortgage Trust		2.500	01/25/52	9,892
		Series - 2021 11 (Class A15)
9,239,930	g,i	JP Morgan Mortgage Trust		3.364	04/25/52	9,709
		Series - 2021 INV6 (Class B1)
5,912,559	g,i	JP Morgan Mortgage Trust		3.364	04/25/52	6,140
		Series - 2021 INV6 (Class B2)
12,723,000	g,i	JP Morgan Mortgage Trust		2.500	06/25/52	12,579
		Series - 2021 15 (Class A15)
753,794	i	JPMBB Commercial Mortgage Securities Trust		4.133	08/15/46	776
		Series - 2013 C14 (Class A4)
5,000,000		JPMBB Commercial Mortgage Securities Trust		3.997	08/15/47	5,238
		Series - 2014 C21 (Class AS)
423

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$2,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.484%	09/15/47	$2,089
		Series - 2014 C23 (Class B)
3,000,000		JPMBB Commercial Mortgage Securities Trust		3.898	02/15/48	3,084
		Series - 2015 C27 (Class B)
2,556,000		JPMBB Commercial Mortgage Securities Trust		3.611	05/15/48	2,702
		Series - 2015 C29 (Class A4)
2,500,000	i	JPMBB Commercial Mortgage Securities Trust		3.917	05/15/48	2,633
		Series - 2015 C29 (Class AS)
2,350,000	i	JPMBB Commercial Mortgage Securities Trust		4.118	05/15/48	2,396
		Series - 2015 C29 (Class B)
3,500,000		JPMBB Commercial Mortgage Securities Trust		4.106	08/15/48	3,730
		Series - 2015 C31 (Class AS)
9,952,000	i	JPMBB Commercial Mortgage Securities Trust		4.621	08/15/48	10,610
		Series - 2015 C31 (Class B)
4,610,000		JPMBB Commercial Mortgage Securities Trust		3.576	03/15/49	4,903
		Series - 2016 C1 (Class A5)
1,820,000	i	JPMBB Commercial Mortgage Securities Trust		4.732	03/15/49	1,926
		Series - 2016 C1 (Class C)
4,750,000		JPMCC Commercial Mortgage Securities Trust		3.457	03/15/50	4,991
		Series - 2017 JP5 (Class A4)
1,220,000		JPMCC Commercial Mortgage Securities Trust		3.549	03/15/50	1,277
		Series - 2017 JP5 (Class ASB)
1,000,000	i	JPMDB Commercial Mortgage Securities Trust		3.071	12/15/49	990
		Series - 2016 C4 (Class C)
3,000,000		JPMDB Commercial Mortgage Securities Trust		3.694	03/15/50	3,236
		Series - 2017 C5 (Class A5)
9,000,000		JPMDB Commercial Mortgage Securities Trust		2.536	05/13/53	9,009
		Series - 2020 COR7 (Class AS)
3,178,850	g	Ladder Capital Commercial Mortgage Securities		3.575	02/15/36	3,323
		Series - 2013 GCP (Class A1)
5,000,000	g	Ladder Capital Commercial Mortgage Securities		3.357	07/12/50	5,228
		Series - 2017 LC26 (Class ASB)
597,323	g,i	Last Mile Logistics Pan Euro Finance DAC	EURIBOR 3 M + 2.700%	1.000	08/17/33	681
		Series - 2021 1A (Class E)
7,250,000	g	Liberty Street Trust		3.597	02/10/36	7,660
		Series - 2016 225L (Class A)
4,000,000	g,i	MAD Mortgage Trust		3.188	08/15/34	4,047
		Series - 2017 330M (Class A)
1,500,000	g,i	Manhattan West		2.335	09/10/39	1,493
		Series - 2020 1MW (Class B)
3,000,000	g,i	Manhattan West		2.335	09/10/39	2,956
		Series - 2020 1MW (Class C)
680,112	i	Merrill Lynch Mortgage Investors Trust	LIBOR 1 M + 0.520%	2.278	01/25/37	664
		Series - 2006 WMC1 (Class A1B)
627,094		Morgan Stanley Bank of America Merrill Lynch Trust		2.469	02/15/46	632
		Series - 2013 C7 (Class AAB)
2,807,347	g	Morgan Stanley Bank of America Merrill Lynch Trust		3.989	12/15/46	2,931
		Series - 2014 C19 (Class LNC1)
924,991	g	Morgan Stanley Bank of America Merrill Lynch Trust		4.384	12/15/46	965
		Series - 2014 C19 (Class LNC2)
4,650,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.832	12/15/47	4,875
		Series - 2014 C19 (Class AS)
424

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$1,600,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.605%	02/15/48	$1,667
		Series - 2015 C20 (Class AS)
1,250,000	i	Morgan Stanley Bank of America Merrill Lynch Trust		4.452	02/15/48	1,279
		Series - 2015 C20 (Class C)
2,500,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.338	03/15/48	2,611
		Series - 2015 C21 (Class A4)
6,500,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.652	03/15/48	6,719
		Series - 2015 C21 (Class AS)
3,000,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.561	04/15/48	3,096
		Series - 2015 C22 (Class AS)
3,380,820	g,i	Morgan Stanley Capital I Inc	LIBOR 1 M + 1.377%	1.487	11/15/23	3,365
		Series - 2021 ILP (Class C)
502,270	i	Morgan Stanley Capital I Trust	LIBOR 1 M + 0.825%	0.927	08/25/34	498
		Series - 2004 HE6 (Class M1)
2,795,000	i	Morgan Stanley Capital I Trust		3.779	05/15/48	2,972
		Series - 2015 MS1 (Class A4)
388,737	†,i	Morgan Stanley Capital I Trust		6.261	12/12/49	207
		Series - 2007 IQ16 (Class AJ)
265,169	†,i	Morgan Stanley Capital I Trust		6.261	12/12/49	141
		Series - 2007 IQ16 (Class AJFX)
6,000,000		Morgan Stanley Capital I Trust		3.304	06/15/50	6,263
		Series - 2017 H1 (Class ASB)
1,458,000		Morgan Stanley Capital I Trust		3.587	12/15/50	1,582
		Series - 2017 HR2 (Class A4)
8,750,000		Morgan Stanley Capital I Trust		4.177	07/15/51	9,810
		Series - 2018 H3 (Class A5)
2,840,000	i	Morgan Stanley Capital I Trust		4.429	07/15/51	3,195
		Series - 2018 H3 (Class AS)
5,027,114		Morgan Stanley Capital I Trust		4.310	12/15/51	5,718
		Series - 2018 H4 (Class A4)
772,862	g,i	Morgan Stanley Residential Mortgage Loan Trust		2.500	07/25/51	779
		Series - 2021 4 (Class A4)
9,310,558	g,i	Morgan Stanley Residential Mortgage Loan Trust		2.500	08/25/51	9,229
		Series - 2021 5 (Class A9)
2,402,437	g,i	Morgan Stanley Residential Mortgage Loan Trust		2.500	09/25/51	2,420
		Series - 2021 6 (Class A4)
6,239,278	g,i	Morgan Stanley Residential Mortgage Loan Trust		2.500	09/25/51	6,184
		Series - 2021 6 (Class A9)
3,000,000	g,i	MSDB Trust		3.316	07/11/39	3,137
		Series - 2017 712F (Class A)
1,200,000	g,i	Natixis Commercial Mortgage Securities Trust		3.790	11/15/32	1,218
		Series - 2018 285M (Class A)
15,010,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.500%	1.610	07/15/36	15,010
		Series - 2019 MILE (Class A)
5,000,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.800%	1.910	07/15/36	4,995
		Series - 2019 MILE (Class B)
2,900,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 2.200%	2.310	07/15/36	2,896
		Series - 2019 MILE (Class C)
5,000,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 2.750%	2.860	07/15/36	4,993
		Series - 2019 MILE (Class D)
5,000,000	g	Natixis Commercial Mortgage Securities Trust		2.507	10/15/36	4,996
		Series - 2019 1776 (Class A)
425

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$2,000,000	g	Natixis Commercial Mortgage Securities Trust		2.966%	12/15/38	$2,048
		Series - 2020 2PAC (Class A)
288,872	g,i	New Residential Mortgage Loan Trust		3.750	05/28/52	299
		Series - 2015 1A (Class A3)
81,630	g,i	New Residential Mortgage Loan Trust		4.000	08/27/57	86
		Series - 2017 6A (Class A1)
1,841,206	g,i	New Residential Mortgage Loan Trust		2.797	09/25/59	1,841
		Series - 2019 NQM4 (Class A3)
980,000	g,i	New Residential Mortgage Loan Trust		2.986	09/25/59	978
		Series - 2019 NQM4 (Class M1)
485,733	i	New York Mortgage Trust	LIBOR 1 M + 0.480%	0.582	02/25/36	489
		Series - 2005 3 (Class A1)
1,825,000	g,i	NLT Trust		2.569	08/25/56	1,788
		Series - 2021 INV2 (Class M1)
12,253,423	g,i	OBX Trust		2.500	07/25/51	12,101
		Series - 2021 J2 (Class A19)
1,283,779	g,i	OBX Trust	LIBOR 1 M + 0.650%	0.752	06/25/57	1,285
		Series - 2018 1 (Class A2)
3,877,136	g,i	Oceanview Mortgage Trust		2.500	05/25/51	3,842
		Series - 2021 1 (Class A19)
5,120,000	g	One Bryant Park Trust		2.516	09/15/54	5,181
		Series - 2019 OBP (Class A)
69,429	g	Prima Capital CRE Securitization Ltd		2.550	08/24/49	69
		Series - 2015 4A (Class MR-A)
2,000,000	g	RBS Commercial Funding, Inc Trust		3.511	03/11/31	2,002
		Series - 2013 SMV (Class B)
865,915	g,i	Sequoia Mortgage Trust		3.500	05/25/45	872
		Series - 2015 2 (Class A1)
722,598	g,i	Sequoia Mortgage Trust		3.500	06/25/46	728
		Series - 2016 1 (Class A19)
47,353	g,i	Sequoia Mortgage Trust		3.500	11/25/46	47
		Series - 2016 3 (Class A10)
196,834	g,i	Sequoia Mortgage Trust		3.500	02/25/47	198
		Series - 2017 2 (Class A19)
59,415	g,i	Sequoia Mortgage Trust		3.500	04/25/47	60
		Series - 2017 3 (Class A19)
2,213,188	g,i	Sequoia Mortgage Trust		3.760	09/25/47	2,238
		Series - 2017 6 (Class B1)
424,510	g,i	Sequoia Mortgage Trust		3.500	02/25/48	428
		Series - 2018 2 (Class A1)
80,096	g,i	Sequoia Mortgage Trust		3.500	02/25/48	81
		Series - 2018 2 (Class A19)
1,491,561	g,i	Sequoia Mortgage Trust		3.500	03/25/48	1,502
		Series - 2018 3 (Class A1)
183,454	g,i	Sequoia Mortgage Trust		4.000	09/25/48	185
		Series - 2018 7 (Class A19)
185,495	g,i	Sequoia Mortgage Trust		4.000	11/25/48	186
		Series - 2018 8 (Class A19)
1,452,388	g,i	Sequoia Mortgage Trust		4.000	06/25/49	1,465
		Series - 2019 2 (Class A1)
456,964	g,i	Sequoia Mortgage Trust		4.000	06/25/49	461
		Series - 2019 2 (Class A19)
2,439,986	g,i	Sequoia Mortgage Trust		3.500	11/25/49	2,431
		Series - 2019 4 (Class A1)
3,410,158	g,i	Sequoia Mortgage Trust		3.500	12/25/49	3,465
		Series - 2019 5 (Class A1)
426

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$1,969,074	g,i	Sequoia Mortgage Trust		3.500%	12/25/49	$1,996
		Series - 2019 5 (Class A19)
3,312,294	g,i	Sequoia Mortgage Trust		3.500	03/25/50	3,350
		Series - 2020 2 (Class A1)
7,587,147	g,i	Sequoia Mortgage Trust		3.000	04/25/50	7,674
		Series - 2020 3 (Class A19)
6,382,271	g,i	Sequoia Mortgage Trust		2.500	06/25/51	6,318
		Series - 2021 4 (Class A19)
603,029	g,i	Shellpoint Co-Originator Trust		3.500	04/25/47	604
		Series - 2017 1 (Class A19)
15,750,000	g	SLG Office Trust		2.585	07/15/41	16,117
		Series - 2021 OVA (Class A)
26,865,000	g	SLG Office Trust		2.851	07/15/41	26,104
		Series - 2021 OVA (Class D)
10,000,000	g,i	SREIT Trust	LIBOR 1 M + 0.822%	0.922	11/15/36	9,950
		Series - 2021 MFP2 (Class A)
6,930,000	g,i	SREIT Trust	LIBOR 1 M + 1.171%	1.271	11/15/36	6,895
		Series - 2021 MFP2 (Class B)
539,758	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	1.303	10/25/29	540
		Series - 2017 DNA2 (Class M1)
3,410,000	g,i	STACR		2.300	08/25/33	3,433
		Series - 2021 HQA1 (Class M2)
7,302,000	g,i	STACR		2.150	10/25/33	7,432
		Series - 2021 DNA3 (Class M2)
180,627	g,i	STACR		3.730	02/25/48	180
		Series - 2018 SPI1 (Class M2)
2,100,000	g,i	STACR	LIBOR 1 M + 2.500%	2.603	02/25/50	2,104
		Series - 2020 DNA2 (Class B1)
2,640,000	g,i	STACR		4.050	11/25/50	2,757
		Series - 2020 HQA5 (Class B1)
347,448	g,i	Taurus UK DAC Series - 2021 UK1A (Class B)	SONIA Interest Rate Benchmark + 1.300%	1.350	05/17/31	470
506,281	g,i	Taurus UK DAC Series - 2021 UK1A (Class C)	SONIA Interest Rate Benchmark + 1.650%	1.700	05/17/31	684
12,548,000		UBS Commercial Mortgage Trust		3.256	06/15/50	13,084
		Series - 2017 C1 (Class ASB)
2,000,000		UBS Commercial Mortgage Trust		3.366	10/15/50	2,100
		Series - 2017 C4 (Class ASB)
4,000,000		UBS-Barclays Commercial Mortgage Trust		2.850	12/10/45	4,029
		Series - 2012 C4 (Class A5)
500,761	g	Verus Securitization Trust		2.938	07/25/59	503
		Series - 2019 3 (Class A2)
2,725,000	g,i	Verus Securitization Trust		3.139	07/25/59	2,733
		Series - 2019 3 (Class M1)
2,070,000	g,i	Verus Securitization Trust		3.207	11/25/59	2,091
		Series - 2019 4 (Class M1)
2,100,207	g	Verus Securitization Trust		1.733	05/25/65	2,093
		Series - 2020 5 (Class A3)
2,334,529	g,i	Verus Securitization Trust		2.240	10/25/66	2,329
		Series - 2021 7 (Class A3)
734,964	g	VSE VOI Mortgage LLC		2.540	07/20/33	734
		Series - 2016 A (Class A)
563,348	g	VSE VOI Mortgage LLC		2.740	07/20/33	563
		Series - 2016 A (Class B)
427

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$2,337,931	g	VSE VOI Mortgage LLC	2.330%	03/20/35	$2,360
		Series - 2017 A (Class A)
8,200,000		Wells Fargo Commercial Mortgage Trust	3.539	10/15/45	8,305
		Series - 2012 LC5 (Class AS)
1,740,030		Wells Fargo Commercial Mortgage Trust	3.405	12/15/47	1,828
		Series - 2014 LC18 (Class A5)
990,000		Wells Fargo Commercial Mortgage Trust	3.406	05/15/48	1,033
		Series - 2015 NXS1 (Class AS)
2,000,000	i	Wells Fargo Commercial Mortgage Trust	3.658	05/15/48	2,083
		Series - 2015 NXS1 (Class B)
2,279,000	i	Wells Fargo Commercial Mortgage Trust	4.145	05/15/48	2,291
		Series - 2015 NXS1 (Class D)
8,986,991		Wells Fargo Commercial Mortgage Trust	2.788	07/15/48	9,234
		Series - 2016 C35 (Class ASB)
13,910,107		Wells Fargo Commercial Mortgage Trust	2.514	08/15/49	14,219
		Series - 2016 BNK1 (Class ASB)
13,714,487		Wells Fargo Commercial Mortgage Trust	2.825	10/15/49	14,097
		Series - 2016 LC24 (Class ASB)
872,111		Wells Fargo Commercial Mortgage Trust	3.635	03/15/50	945
		Series - 2017 RB1 (Class A5)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.757	03/15/50	2,144
		Series - 2017 RB1 (Class AS)
1,825,000		Wells Fargo Commercial Mortgage Trust	3.184	04/15/50	1,910
		Series - 2015 LC20 (Class A5)
15,000,000		Wells Fargo Commercial Mortgage Trust	3.261	07/15/50	15,642
		Series - 2017 C38 (Class ASB)
2,197,255	i	Wells Fargo Commercial Mortgage Trust	3.903	07/15/50	2,294
		Series - 2017 C38 (Class C)
10,000,000		Wells Fargo Commercial Mortgage Trust	3.212	09/15/50	10,458
		Series - 2017 C39 (Class ASB)
4,710,000		Wells Fargo Commercial Mortgage Trust	4.302	01/15/52	5,344
		Series - 2018 C48 (Class A5)
4,000,000	i	Wells Fargo Commercial Mortgage Trust	3.767	07/15/58	4,268
		Series - 2015 NXS2 (Class A5)
1,000,000	i	Wells Fargo Commercial Mortgage Trust	4.290	07/15/58	1,064
		Series - 2015 NXS2 (Class B)
3,800,000		Wells Fargo Commercial Mortgage Trust	3.560	01/15/59	4,058
		Series - 2016 C32 (Class A4)
6,000,000		Wells Fargo Commercial Mortgage Trust	3.749	03/15/59	6,351
		Series - 2016 C33 (Class AS)
418,877	g,i	Wells Fargo Mortgage Backed Securities Trust	4.000	04/25/49	418
		Series - 2019 2 (Class A17)
3,606,585	g,i	Wells Fargo Mortgage Backed Securities Trust	3.500	09/25/49	3,651
		Series - 2019 4 (Class A1)
827,936	g,i	Wells Fargo Mortgage Backed Securities Trust	3.000	07/25/50	834
		Series - 2020 4 (Class A17)
12,715,495	g,i	Wells Fargo Mortgage Backed Securities Trust	2.500	06/25/51	12,596
		Series - 2021 2 (Class A17)
5,468,635	g,i	Wells Fargo Mortgage Backed Securities Trust	3.000	08/25/51	5,537
		Series - 2021 INV1 (Class A17)
5,564,035	g,i	Wells Fargo Mortgage Backed Securities Trust	3.335	08/25/51	5,792
		Series - 2021 INV1 (Class B1)
1,770,000		WFRBS Commercial Mortgage Trust	3.345	05/15/45	1,808
		Series - 2013 C13 (Class AS)
4,073,170	i	WFRBS Commercial Mortgage Trust	4.079	03/15/46	4,248
		Series - 2013 UBS1 (Class A4)
428

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,050,000	i	WFRBS Commercial Mortgage Trust	4.162%	12/15/46	$1,101
		Series - 2013 C18 (Class A5)
2,185,281		WFRBS Commercial Mortgage Trust	3.995	05/15/47	2,289
		Series - 2014 C20 (Class A5)
3,865,000		WFRBS Commercial Mortgage Trust	3.607	11/15/47	4,063
		Series - 2014 C24 (Class A5)
8,000,000		WFRBS Commercial Mortgage Trust	3.560	03/15/48	8,182
		Series - 2013 C12 (Class AS)
374,888	g,i	WinWater Mortgage Loan Trust	3.906	06/20/44	375
		Series - 2014 1 (Class B4)
		TOTAL OTHER MORTGAGE BACKED			1,423,868

		TOTAL STRUCTURED ASSETS			2,465,527
		(Cost $2,464,965)

		TOTAL BONDS			13,323,816
		(Cost $13,018,686)

SHARES		COMPANY
PREFERRED STOCKS - 0.1%

BANKS - 0.1%
328,800		Bank of America Corp			8,411
470,597	*	Federal Home Loan Mortgage Corp (FHLMC)			1,351
1,527,061	*	Federal National Mortgage Association (FNMA)			4,764
208,000		JPMorgan Chase & Co			5,431
		TOTAL BANKS			19,957

		TOTAL PREFERRED STOCKS			19,957
		(Cost $63,411)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 14.3%

GOVERNMENT AGENCY DEBT - 13.6%
$12,500,000		Federal Agricultural Mortgage Corp (FAMC)	0.000	01/25/22	12,500
20,000,000		FAMC	0.000	02/14/22	19,999
12,500,000		FAMC	0.000	02/28/22	12,500
23,333,000		FAMC	0.000	03/02/22	23,331
7,000,000		FAMC	0.000	08/26/22	6,989
690,000		Federal Farm Credit Bank (FFCB)	0.000	01/03/22	690
15,000,000		FFCB	0.000	01/05/22	15,000
40,000,000		FFCB	0.000	01/10/22	40,000
4,000,000		FFCB	0.000	01/13/22	4,000
6,000,000		FFCB	0.000	01/24/22	6,000
24,000,000		FFCB	0.000	01/25/22	24,000
10,000,000		FFCB	0.000	01/26/22	10,000
8,000,000		FFCB	0.000	02/07/22	8,000
10,000,000		FFCB	0.000	02/10/22	10,000
10,000,000		FFCB	0.000	02/11/22	10,000
33,334,000		FFCB	0.000	02/15/22	33,333
12,500,000		FFCB	0.000	03/01/22	12,499
12,500,000		FFCB	0.000	03/02/22	12,499
20,000,000		FFCB	0.000	03/11/22	19,998
429

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$11,627,000	FFCB	0.000%	03/17/22	$11,626
20,000,000	FFCB	0.000	03/23/22	19,998
9,000,000	FFCB	0.000	04/11/22	8,998
5,000,000	FFCB	0.000	04/29/22	4,998
20,000,000	FFCB	0.000	05/11/22	19,990
13,750,000	FFCB	0.000	05/27/22	13,742
5,395,000	FFCB	0.000	06/08/22	5,391
17,580,000	FFCB	0.000	06/16/22	17,565
11,760,000	FFCB	0.000	06/29/22	11,749
10,000,000	FFCB	0.000	07/06/22	9,989
16,197,000	FFCB	0.000	07/22/22	16,177
11,000,000	FFCB	0.000	07/25/22	10,986
5,461,000	FFCB	0.000	08/18/22	5,453
15,000,000	FFCB	0.000	09/13/22	14,972
22,000,000	FFCB	0.000	11/08/22	21,940
20,317,000	Federal Home Loan Bank (FHLB)	0.000	01/03/22	20,317
41,785,000	FHLB	0.000	01/04/22	41,785
144,446,000	FHLB	0.000	01/05/22	144,446
10,000,000	FHLB	0.000	01/07/22	10,000
26,548,000	FHLB	0.000	01/10/22	26,548
108,627,000	FHLB	0.000	01/12/22	108,627
20,000,000	FHLB	0.000	01/18/22	20,000
53,250,000	FHLB	0.000	01/19/22	53,250
30,000,000	FHLB	0.000	01/20/22	30,000
25,571,000	FHLB	0.000	01/21/22	25,571
10,000,000	FHLB	0.000	01/24/22	10,000
28,100,000	FHLB	0.000	01/26/22	28,100
40,000,000	FHLB	0.000	01/28/22	40,000
31,000,000	FHLB	0.040	01/28/22	30,994
5,000,000	FHLB	0.000	01/31/22	5,000
123,375,000	FHLB	0.000	02/02/22	123,373
70,000,000	FHLB	0.000	02/04/22	69,999
25,000,000	FHLB	0.000	02/07/22	24,999
104,192,000	FHLB	0.000	02/09/22	104,190
27,443,000	FHLB	0.000	02/11/22	27,442
50,000,000	FHLB	0.045	02/14/22	49,985
55,000,000	FHLB	0.000	02/18/22	54,999
25,000,000	FHLB	0.000	02/22/22	24,999
13,000,000	FHLB	0.000	03/11/22	12,999
2,593,000	FHLB	0.000	03/25/22	2,593
12,500,000	FHLB	0.000	04/06/22	12,497
5,000,000	FHLB	0.000	04/20/22	4,999
53,405,000	FHLB	0.000	04/22/22	53,390
16,500,000	FHLB	0.000	04/29/22	16,495
27,562,000	FHLB	0.000	05/05/22	27,549
6,680,000	FHLB	0.000	05/25/22	6,676
7,500,000	FHLB	0.000	06/08/22	7,494
25,000,000	FHLB	0.000	07/15/22	24,971
30,000,000	FHLB	0.000	08/01/22	29,958
15,000,000	FHLB	0.000	08/02/22	14,979
8,000,000	FHLB	0.000	08/05/22	7,989
18,000,000	FHLB	0.000	09/16/22	17,966
15,550,000	Federal National Mortgage Association (FNMA)	0.000	02/02/22	15,550
22,500,000	FNMA	0.000	03/02/22	22,498
27,500,000	FNMA	0.000	03/16/22	27,497
	TOTAL GOVERNMENT AGENCY DEBT			1,855,636
430

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
TREASURY DEBT - 0.6%
EGP	29,100,000		Egypt Treasury Bill	0.000%	03/15/22	$1,813
	51,700,000		Egypt Treasury Bill	0.000	05/17/22	3,156
	$40,000,000		United States Treasury Bill	0.000	08/11/22	39,952
	10,000,000		United States Treasury Bill	0.000	10/06/22	9,980
	24,890,000		United States Treasury Note	2.250	04/15/22	25,039
			TOTAL TREASURY DEBT			79,940

SHARES			COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

	13,709,003	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030		13,709
			TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			13,709

			TOTAL SHORT-TERM INVESTMENTS			1,949,285
			(Cost $1,949,518)
			TOTAL INVESTMENTS - 113.0%			15,391,753
			(Cost $15,131,142)
			OTHER ASSETS & LIABILITIES, NET - (13.0)%			(1,769,356)
			NET ASSETS - 100.0%			$13,622,397

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
EURIBOR	EURO Interbank Offer Rate
GBP	Pound Sterling
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
REIT	Real Estate Investment Trust
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
SONIA	Sterling Overnight Interbank Average Rate
THB	Thai Baht
431

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

UAH	Ukrainian Hryvnia
UGX	Ugandan Shilling
UYU	Uruguayan Peso
UZS	Uzbekistani Som
ZAR	South African Rand

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $13,400,892.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/21, the aggregate value of these securities is $2,930,966,342 or 21.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
o	Payment in Kind Bond
q	In default

Cost amounts are in thousands.

Futures contracts outstanding as of December 31, 2021 were as follows (dollar amounts are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US 10YR Ultra	(1,943)	03/22/22	$(279,909)	$(284,528)	$(4,619)
432

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

Forward foreign currency contracts outstanding as of December 31, 2021 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$1,194	NZD	1,667	Australia and New Zealand Banking Group	02/01/22	$53
	$498	NZD	696	Australia and New Zealand Banking Group	02/01/22	22
GBP	69		$94	Australia and New Zealand Banking Group	01/31/22	(1)
Total						$74
	$348	GBP	255	Bank of America	01/31/22	$3
GBP	991		$1,340	Bank of America	01/31/22	2
Total						$5
	$6,339	KRW	7,535,195	Citibank N.A.	02/04/22	$9
Total						$9
	$1,397	CAD	1,777	Goldman Sachs	01/31/22	$(7)
	$1,473	ILS	4,630	Goldman Sachs	01/31/22	(16)
	$799	THB	26,644	Goldman Sachs	01/31/22	1
Total						$(22)
	$7,554	CAD	9,325	Morgan Stanley Capital Services	01/31/22	$182
	$1,099	CAD	1,367	Morgan Stanley Capital Services	01/31/22	19
	$1,493	NOK	12,543	Morgan Stanley Capital Services	01/31/22	70
	$708	PLN	2,968	Morgan Stanley Capital Services	01/31/22	(27)
	$697	SEK	5,971	Morgan Stanley Capital Services	01/31/22	36
CAD	1,354		$1,089	Morgan Stanley Capital Services	01/31/22	(19)
EUR	509		$574	Morgan Stanley Capital Services	01/31/22	6
	$419	ZAR	6,756	Morgan Stanley Capital Services	01/31/22	(3)
Total						$264
	$4,624	AUD	6,150	Toronto Dominion Bank	01/31/22	$148
	$19,848	CNY	127,559	Toronto Dominion Bank	01/28/22	(169)
	$91,508	EUR	81,008	Toronto Dominion Bank	01/31/22	(777)
	$3,787	EUR	3,343	Toronto Dominion Bank	03/15/22	(24)
	$24,978	GBP	18,188	Toronto Dominion Bank	01/31/22	362
	$945	GBP	700	Toronto Dominion Bank	01/31/22	(2)
	$504	GBP	378	Toronto Dominion Bank	01/31/22	(8)
	$27,269	JPY	3,093,974	Toronto Dominion Bank	01/31/22	365
Total						$(105)
Total						$225

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	Pound Sterling
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
ZAR	South African Rand
433

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

Centrally cleared credit default swap contracts outstanding as of December 31, 2021 were as follows (dollar amounts are in thousands):

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Frequency of payments	Maturity date	Notional amount*	Upfront premiums paid (received)	Value	Unrealized appreciation (depreciation)
CDX-NAIGS37V1-5 Year Index	1.00%	Credit event as specified in contract	Citigroup Global Markets, Inc	Quarterly	12/20/2026	$75,000	$(1,699)	$(1,890)	$(191)
*	The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

SOLD

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Frequency of payments	Maturity date	Notional amount*	Upfront premiums paid (received)	Value	Unrealized appreciation (depreciation)
CDX-NAIGS37V1-5 Year Index	Credit event as specified in contract	1.00%	Citigroup Global Markets, Inc	Quarterly	12/20/2026	$37,500	$758	$924	$166
*	The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.
434

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND

INFLATION-LINKED BOND ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2021

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
BANK LOAN OBLIGATIONS - 0.4%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
$2,500,000	i,h	Trans Union LLC	LIBOR 1 M + 2.250%	2.750%	12/01/28	$2,492
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				2,492

CONSUMER SERVICES - 0.1%
3,000,000	i,h	1011778 BC ULC	LIBOR 1 M + 1.750%	1.854	11/19/26	2,955
2,500,000	i,h	Stars Group Holdings BV	LIBOR 3 M + 2.250%	2.382	07/21/26	2,489
		TOTAL CONSUMER SERVICES				5,444

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
375,000	i,h	II-VI, Inc	LIBOR 3 M + 2.750%	3.250	12/07/28	374
3,000,000	i,h	Select Medical Corp	LIBOR 1 M + 2.250%	2.360	03/06/25	2,978
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				3,352

MEDIA & ENTERTAINMENT - 0.1%
3,150,646	i,h	Nascar Holdings, Inc	LIBOR 3 M + 2.750%	2.604	10/19/26	3,143
2,500,000	i,h	Organon & Co	LIBOR 3 M + 3.000%	3.500	06/02/28	2,501
		TOTAL MEDIA & ENTERTAINMENT				5,644

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
2,500,000	i,h	Jazz Financing Lux Sarl	LIBOR 1 M + 3.500%	4.000	05/05/28	2,508
5,000,000	i,h	PPD, Inc	LIBOR 1 M + 2.250%	2.500	01/13/28	4,989
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				7,497

RETAILING - 0.0%
3,000,000	i,h	Rexnord LLC	LIBOR 1 M + 2.250%	2.750	10/04/28	2,999
		TOTAL RETAILING				2,999

SOFTWARE & SERVICES - 0.0%
1,655,838	i,h	SS&C Technologies, Inc	LIBOR 1 M + 1.750%	1.854	04/16/25	1,636
1,344,162	i,h	SS&C Technologies, Inc	LIBOR 1 M + 1.750%	1.854	04/16/25	1,328
		TOTAL SOFTWARE & SERVICES				2,964

UTILITIES - 0.0%
2,500,000	i,h	Core & Main LP	LIBOR 1 M + 2.500%	2.601	07/27/28	2,482
		TOTAL UTILITIES				2,482

		TOTAL BANK LOAN OBLIGATIONS				32,874
		(Cost $32,860)

BONDS - 99.2%

CORPORATE BONDS - 1.5%

BANKS - 0.1%
3,000,000		Bank of America Corp		2.572	10/20/32	3,014
3,000,000		JPMorgan Chase & Co		2.545	11/08/32	3,017
		TOTAL BANKS				6,031
435

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
$3,485,000	g	Albion Financing SARL	6.125%	10/15/26	$3,520
5,000,000	g	Prime Security Services Borrower LLC	5.750	04/15/26	5,368
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			8,888

DIVERSIFIED FINANCIALS - 0.1%
3,125,000	g	Banco de Chile	2.990	12/09/31	3,080
3,000,000		Morgan Stanley	2.511	10/20/32	2,997
5,000,000		OneMain Finance Corp	3.500	01/15/27	4,944
		TOTAL DIVERSIFIED FINANCIALS			11,021

ENERGY - 0.4%
2,275,000		Ecopetrol S.A.	4.625	11/02/31	2,212
5,000,000	g	Hess Midstream Operations LP	5.625	02/15/26	5,150
2,500,000	g	MEG Energy Corp	7.125	02/01/27	2,662
5,000,000		Murphy Oil Corp	5.875	12/01/27	5,162
5,000,000		Occidental Petroleum Corp	3.500	08/15/29	5,137
3,150,000	g	Parkland Corp	4.625	05/01/30	3,130
2,375,000	e,g	Petroleos Mexicanos	6.700	02/16/32	2,399
		TOTAL ENERGY			25,852

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
6,000,000	g	Tenet Healthcare Corp	4.375	01/15/30	6,079
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			6,079

MATERIALS - 0.1%
5,000,000	g	SunCoke Energy, Inc	4.875	06/30/29	4,975
		TOTAL MATERIALS			4,975

MEDIA & ENTERTAINMENT - 0.1%
2,970,000	g	DISH DBS Corp	5.250	12/01/26	3,017
5,000,000	g	Sirius XM Radio, Inc	3.125	09/01/26	5,001
1,575,000		TSMC Arizona Corp	1.750	10/25/26	1,576
		TOTAL MEDIA & ENTERTAINMENT			9,594

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
3,400,000	g	Avantor Funding, Inc	3.875	11/01/29	3,437
1,045,000		Teva Pharmaceutical Finance Netherlands III BV	4.750	05/09/27	1,035
990,000		Teva Pharmaceutical Finance Netherlands III BV	5.125	05/09/29	971
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			5,443

REAL ESTATE - 0.1%
5,000,000	g	Howard Hughes Corp	4.125	02/01/29	5,067
5,000,000	g	RLJ Lodging Trust LP	3.750	07/01/26	5,027
		TOTAL REAL ESTATE			10,094

RETAILING - 0.0%
4,340,000	g	Asbury Automotive Group, Inc	4.625	11/15/29	4,421
		TOTAL RETAILING			4,421
436

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
SOFTWARE & SERVICES - 0.1%
$2,435,000	g	CA Magnum Holdings	5.375%	10/31/26	$2,517
2,830,000	g	Open Text Corp	3.875	12/01/29	2,866
		TOTAL SOFTWARE & SERVICES			5,383

TELECOMMUNICATION SERVICES - 0.2%
3,000,000		AT&T, Inc	3.100	02/01/43	2,916
4,925,000	g	Iliad Holding SASU	6.500	10/15/26	5,175
3,000,000	g	Telefonica Moviles Chile S.A.	3.537	11/18/31	2,987
3,000,000		Verizon Communications, Inc	3.400	03/22/41	3,141
		TOTAL TELECOMMUNICATION SERVICES			14,219

		TOTAL CORPORATE BONDS			112,000
		(Cost $111,924)

GOVERNMENT BONDS - 95.5%

AGENCY SECURITIES - 0.2%
14,985,000		Montefiore Medical Center	2.895	04/20/32	15,719
2,960,526		Reliance Industries Ltd	2.444	01/15/26	3,036
		TOTAL AGENCY SECURITIES			18,755

MORTGAGE BACKED - 2.6%
6,225,000	g,i	Federal Home Loan STACR REMIC Trust	2.300	08/25/33	6,291
10,000,000	g,i	Federal Home Loan STACR REMIC Trust	1.000	12/25/41	10,000
20,055,164		Government National Mortgage Association (GNMA)	3.600	09/15/31	20,853
9,987,600		GNMA	3.650	02/15/32	10,565
2,243,084		GNMA	3.380	07/15/35	2,331
2,921,424		GNMA	3.870	10/15/36	3,084
38,019,181		GNMA	1.730	07/15/37	37,988
56,603,124		GNMA	4.250	09/15/38	59,730
24,255,036		GNMA	1.650	07/15/42	23,871
26,228,351		GNMA	2.750	01/15/45	27,711
		TOTAL MORTGAGE BACKED			202,424

U.S. TREASURY SECURITIES - 92.7%
262,249,983	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	268,719
364,179,840	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	376,101
263,833,140	k	United States Treasury Inflation Indexed Bonds	0.625	04/15/23	275,798
266,750,900	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	280,459
189,909,070	d,k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	202,091
223,661,520	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	238,404
189,237,750	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	201,716
212,857,600	k	United States Treasury Inflation Indexed Bonds	0.125	10/15/24	227,340
213,643,350	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	228,876
112,971,286	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	128,644
173,424,240	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/25	185,502
230,873,940	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	250,745
300,524,580	k	United States Treasury Inflation Indexed Bonds	0.125	10/15/25	323,957
247,322,882	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	271,610
74,291,324	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	85,957
152,888,000	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/26	164,985
170,729,840	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	185,350
279,051,107	k	United States Treasury Inflation Indexed Bonds	0.125	10/15/26	303,447
437

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$227,224,935	k	United States Treasury Inflation Indexed Bonds		0.375%	01/15/27	$249,913
131,906,554	k	United States Treasury Inflation Indexed Bonds		2.375	01/15/27	159,300
130,561,200	k	United States Treasury Inflation Indexed Bonds		0.375	07/15/27	144,842
230,367,555	k	United States Treasury Inflation Indexed Bonds		0.500	01/15/28	257,747
227,552,484	k	United States Treasury Inflation Indexed Bonds		1.750	01/15/28	272,962
121,426,471	k	United States Treasury Inflation Indexed Bonds		3.625	04/15/28	161,310
141,002,240	k	United States Treasury Inflation Indexed Bonds		0.750	07/15/28	161,465
206,973,900	k	United States Treasury Inflation Indexed Bonds		0.875	01/15/29	239,328
151,845,768	k	United States Treasury Inflation Indexed Bonds		2.500	01/15/29	194,099
8,561,584	k	United States Treasury Inflation Indexed Bonds		3.875	04/15/29	11,923
202,148,870	k	United States Treasury Inflation Indexed Bonds		0.250	07/15/29	226,488
166,586,250	k	United States Treasury Inflation Indexed Bonds		0.125	01/15/30	184,882
132,115,025	k	United States Treasury Inflation Indexed Bonds		0.125	07/15/30	147,803
161,458,960	k	United States Treasury Inflation Indexed Bonds		0.125	01/15/31	180,763
242,922,759	k	United States Treasury Inflation Indexed Bonds		0.125	07/15/31	273,038
69,479,218	k	United States Treasury Inflation Indexed Bonds		3.375	04/15/32	103,329
66,911,670	k	United States Treasury Inflation Indexed Bonds		0.125	02/15/51	79,191
		TOTAL U.S. TREASURY SECURITIES				7,248,084

		TOTAL GOVERNMENT BONDS				7,469,263
		(Cost $6,948,968)

STRUCTURED ASSETS - 2.2%

ASSET BACKED - 0.4%
4,214,000	i	Bayview Financial Mortgage Pass-Through Trust	LIBOR 1 M + 1.125%	1.227	02/28/41	4,218
		Series - 2006 A (Class M4)
3,000,000	g	DB Master Finance LLC		2.045	11/20/51	2,931
		Series - 2021 1A (Class A2I)
5,900,000	g	DB Master Finance LLC		2.493	11/20/51	5,874
		Series - 2021 1A (Class A2II)
4,400,000	g	DB Master Finance LLC		2.791	11/20/51	4,389
		Series - 2021 1A (Class A23)
8,000,000	g	MVW LLC		1.830	05/20/39	7,948
		Series - 2021 2A (Class B)
6,990,008	†,g	Oak Street Investment Grade Net Lease Fund Series		2.380	11/20/51	7,001
		Series - 2021 2A (Class A1)
		TOTAL ASSET BACKED				32,361

OTHER MORTGAGE BACKED - 1.8%
2,000,000	i	BENCHMARK Mortgage Trust		4.197	02/15/51	2,124
		Series - 2018 B2 (Class C)
5,000,000	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 0.921%	1.021	12/15/28	4,998
		Series - 2021 CIP (Class A)
6,000,000	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.271%	1.371	12/15/28	5,998
		Series - 2021 CIP (Class B)
3,675,000	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.800%	1.910	11/15/35	3,673
		Series - 2018 IND (Class F)
30,250,000	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.197%	1.307	10/15/38	30,063
		Series - 2021 XL2 (Class C)
1,500,000	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.846%	1.956	10/15/38	1,491
		Series - 2021 XL2 (Class E)
438

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$5,650,000	g,i	Citigroup Commercial Mortgage Trust	LIBOR 1 M + 1.900%	2.010%	10/15/36	$5,637
		Series - 2021 PRM2 (Class D)
7,000,000	g,i	Citigroup Commercial Mortgage Trust	LIBOR 1 M + 2.400%	2.510	10/15/36	6,984
		Series - 2021 PRM2 (Class E)
2,000,000	g	COMM Mortgage Trust		3.397	03/10/46	2,025
		Series - 2013 CR6 (Class B)
1,000,000	i	COMM Mortgage Trust		4.558	10/10/47	1,046
		Series - 2014 LC17 (Class C)
2,500,000	i	COMM Mortgage Trust		4.478	10/10/48	2,673
		Series - 2015 CR26 (Class B)
7,049,704	g,i	Connecticut Avenue Securities		0.950	11/25/41	7,054
		Series - 2021 R02 (Class 2M1)
10,000,000	g,i	Connecticut Avenue Securities Trust		1.600	10/25/41	10,012
		Series - 2021 R01 (Class 1M2)
9,000,000	g,i	Connecticut Avenue Securities Trust		1.700	12/25/41	9,011
		Series - 2021 R03 (Class 1M2)
6,000,000	g,i	ELP Commercial Mortgage Trust	LIBOR 1 M + 1.320%	1.430	11/15/38	5,965
		Series - 2021 ELP (Class C)
7,000,000	g,i	ELP Commercial Mortgage Trust	LIBOR 1 M + 2.118%	2.228	11/15/38	6,959
		Series - 2021 ELP (Class E)
5,000,000	g,i	EQUS Mortgage Trust	LIBOR 1 M + 2.300%	2.410	10/15/38	4,976
		Series - 2021 EQAZ (Class E)
2,485,000	g,i	Freddie Mac STACR REMIC Trust		1.700	01/25/34	2,496
		Series - 2021 DNA5 (Class M2)
4,000,000	g,i	GS Mortgage Securities Corp II	LIBOR 1 M + 3.350%	3.460	11/15/36	3,991
		Series - 2021 ARDN (Class E)
2,000,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		3.620	01/16/37	1,984
		Series - 2020 NNN (Class DFX)
3,986,816	g,i	Morgan Stanley Capital I Inc	LIBOR 1 M + 1.377%	1.487	11/15/23	3,968
		Series - 2021 ILP (Class C)
1,500,000	g	MRCD Mortgage Trust		2.718	12/15/36	1,462
		Series - 2019 PARK (Class E)
2,500,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 2.200%	2.310	07/15/36	2,497
		Series - 2019 MILE (Class C)
2,000,000	g,i	SREIT Trust	LIBOR 1 M + 1.171%	1.271	11/15/36	1,990
		Series - 2021 MFP2 (Class B)
3,342,805	g	Verus Securitization Trust		3.000	11/25/59	3,373
		Series - 2019 4 (Class A3)
9,850,334	g,i	Verus Securitization Trust		2.240	10/25/66	9,826
		Series - 2021 7 (Class A3)
1,451,000	i	WFRBS Commercial Mortgage Trust		4.183	03/15/45	1,477
		Series - 2013 C11 (Class C)
		TOTAL OTHER MORTGAGE BACKED				143,753

		TOTAL STRUCTURED ASSETS				176,114
		(Cost $176,412)

		TOTAL BONDS				7,757,377
		(Cost $7,237,304)

SHORT-TERM INVESTMENTS - 0.6%

GOVERNMENT AGENCY DEBT - 0.1%
7,500,000		Federal Home Loan Bank (FHLB)		0.000	01/14/22	7,500
		TOTAL GOVERNMENT AGENCY DEBT				7,500
439

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
REPURCHASE AGREEMENT - 0.4%
$31,000,000	r	Fixed Income Clearing Corp (FICC)	0.020%	01/03/22	$31,000
		TOTAL REPURCHASE AGREEMENT			31,000

TREASURY DEBT - 0.1%
10,000,000		United States Treasury Bill	0.000	06/23/22	9,992
		TOTAL TREASURY DEBT			9,992

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.0%
2,033,802	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030		2,034
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			2,034

		TOTAL SHORT-TERM INVESTMENTS			50,526
		(Cost $50,526)
		TOTAL INVESTMENTS - 100.2%			7,840,777
		(Cost $7,320,690)
		OTHER ASSETS & LIABILITIES, NET - (0.2)%			(16,512)
		NET ASSETS - 100.0%			$7,824,265

LIBOR		London Interbank Offered Rate
M		Month
REIT		Real Estate Investment Trust
REMIC		Real Estate Mortgage Investment Conduit

†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,989,769.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/21, the aggregate value of these securities is $256,745,131 or 3.3% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r	Agreement with Fixed Income Clearing Corporation, 0.020% dated 12/31/21 to be repurchased at $31,000,000 on 01/03/22, collateralized by Government Agency Securities, with coupon rate 1.875% and maturity date 02/15/2041, valued at $31,620,066.

Cost amounts are in thousands.

Futures contracts outstanding as of December 31, 2021 were as follows (dollar amounts are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US Long Bond	(20)	03/22/22	$(3,164)	$(3,209)	$(45)
US Ultra Bond	(480)	03/22/22	(92,695)	(94,620)	(1,925)
Total	(500)		$(95,859)	$(97,829)	$(1,970)
440

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND

SOCIAL CHOICE ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2021

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
BANK LOAN OBLIGATIONS - 0.1%

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
$15,960,000	i	LTR Intermediate Holdings, Inc	LIBOR 3 M + 4.500%	5.500%	05/05/28	$15,830
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				15,830

		TOTAL BANK LOAN OBLIGATIONS				15,830
		(Cost $15,800)

BONDS - 38.7%

CORPORATE BONDS - 16.9%

AUTOMOBILES & COMPONENTS - 0.2%
6,250,000		Aptiv plc		3.100	12/01/51	5,953
5,000,000		Dana, Inc		4.250	09/01/30	5,069
4,425,000	g	Denso Corp		1.239	09/16/26	4,334
9,665,000	e	Ford Motor Co		3.250	02/12/32	9,897
12,925,000	g	Hyundai Capital Services, Inc		1.250	02/08/26	12,608
		TOTAL AUTOMOBILES & COMPONENTS				37,861

BANKS - 3.0%
12,500,000	g	ABN AMRO Bank NV		1.542	06/16/27	12,253
13,800,000	g	ABN AMRO Bank NV		2.470	12/13/29	13,800
13,400,000	g	ABN AMRO Bank NV		3.324	03/13/37	13,389
6,925,000	g	Banco Nacional de Comercio Exterior SNC		2.720	08/11/31	6,838
12,575,000	g	Bank Hapoalim BM		3.255	01/21/32	12,474
13,750,000		Bank of America Corp		0.981	09/25/25	13,583
14,025,000		Bank of America Corp		2.456	10/22/25	14,405
15,000,000	i	Bank of America Corp	SOFR + 0.970%	1.020	07/22/27	15,251
12,500,000		Bank of America Corp		2.087	06/14/29	12,412
15,750,000		Bank of America Corp		2.687	04/22/32	15,984
10,000,000		Bank of Montreal		3.803	12/15/32	10,726
2,250,000		Barclays plc		3.811	03/10/42	2,399
6,225,000		Barclays plc		4.375	N/A‡	6,097
4,350,000	g	BNP Paribas S.A.		1.904	09/30/28	4,246
15,300,000	g	BNP Paribas S.A.		2.871	04/19/32	15,513
6,925,000	g	BNP Paribas S.A.		2.588	08/12/35	6,634
10,000,000		Citigroup, Inc		1.678	05/15/24	10,111
14,125,000		Citigroup, Inc		0.776	10/30/24	14,041
12,600,000		Citigroup, Inc		1.281	11/03/25	12,566
4,345,000		Citigroup, Inc		5.000	N/A‡	4,475
2,900,000		Citigroup, Inc		5.950	N/A‡	3,103
5,475,000		Citizens Bank NA		2.250	04/28/25	5,603
3,800,000		Citizens Bank NA		3.750	02/18/26	4,094
1,625,000	g	Credit Agricole S.A.		3.375	01/10/22	1,626
13,750,000		HSBC Holdings plc		2.206	08/17/29	13,484
1,670,000	i	ING Groep NV	LIBOR 3 M + 1.150%	1.370	03/29/22	1,674
12,500,000	i	ING Groep NV	SOFR + 1.010%	1.060	04/01/27	12,611
10,000,000		ING Groep NV		2.727	04/01/32	10,209
2,714,000	g	Intesa Sanpaolo S.p.A		3.375	01/12/23	2,773
1,825,000	g	Intesa Sanpaolo S.p.A		5.017	06/26/24	1,955
441

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$9,750,000	g	Intesa Sanpaolo S.p.A		3.250%	09/23/24	$10,150
6,000,000	g	Intesa Sanpaolo S.p.A		4.950	06/01/42	6,164
10,000,000	e,g	Itau Unibanco Holding S.A.		3.875	04/15/31	9,600
9,150,000		JPMorgan Chase & Co		0.563	02/16/25	9,017
15,000,000		JPMorgan Chase & Co		1.040	02/04/27	14,518
13,065,000		JPMorgan Chase & Co		3.650	N/A‡	13,032
9,570,000	g	Kookmin Bank		2.500	11/04/30	9,385
4,000,000		Lloyds Banking Group plc		4.500	11/04/24	4,309
9,494,000		Lloyds Banking Group plc		3.870	07/09/25	10,029
7,725,000		Massachusetts Higher Education Assistance Corp		2.673	07/01/31	7,858
5,925,000	i	Mizuho Financial Group, Inc	LIBOR 3 M + 0.630%	0.810	03/01/28	5,951
11,125,000	g	National Australia Bank Ltd		2.332	08/21/30	10,658
10,000,000	g	National Australia Bank Ltd		2.990	05/21/31	10,029
12,638,000		National Bank of Canada		0.550	11/15/24	12,491
7,500,000		Natwest Group plc		1.642	06/14/27	7,397
2,790,000		NatWest Group plc		2.359	05/22/24	2,835
10,000,000		People’s United Bank NA		4.000	07/15/24	10,498
7,150,000	g	Standard Chartered plc		0.991	01/12/25	7,069
10,000,000	g	Standard Chartered plc		1.456	01/14/27	9,691
7,275,000		Sumitomo Mitsui Financial Group, Inc		1.474	07/08/25	7,237
11,500,000		SVB Financial Group		2.100	05/15/28	11,503
1,925,000		SVB Financial Group		3.125	06/05/30	2,020
12,775,000		SVB Financial Group		1.800	02/02/31	12,103
14,135,000		SVB Financial Group		4.100	N/A‡	13,980
10,000,000		SVB Financial Group		4.000	N/A‡	10,050
14,350,000		Truist Financial Corp		1.267	03/02/27	14,079
14,200,000	g,i	UBS AG.	SOFR + 0.450%	0.500	08/09/24	14,223
11,675,000	g	UBS Group AG.		1.494	08/10/27	11,389
3,241,000	g,i	UniCredit S.p.A	LIBOR 3 M + 3.900%	4.027	01/14/22	3,244
7,500,000	g	UniCredit S.p.A		6.572	01/14/22	7,511
15,000,000	g	UniCredit S.p.A		2.569	09/22/26	14,971
3,600,000	g	UniCredit S.p.A		5.459	06/30/35	3,922
10,000,000	g	United Overseas Bank Ltd		2.000	10/14/31	9,929
3,835,000	g	USAA Capital Corp		2.125	05/01/30	3,834
12,125,000		Westpac Banking Corp		3.020	11/18/36	11,981
		TOTAL BANKS				596,986

CAPITAL GOODS - 0.4%
10,450,000		Carrier Global Corp		2.700	02/15/31	10,614
4,150,000		Johnson Controls International plc		1.750	09/15/30	3,972
4,400,000		Masco Corp		1.500	02/15/28	4,259
5,000,000		Otis Worldwide Corp		3.112	02/15/40	5,129
4,975,000		Parker-Hannifin Corp		4.200	11/21/34	5,667
3,400,000	e	Roper Technologies, Inc		1.400	09/15/27	3,299
12,500,000	g	Siemens Financieringsmaatschappij NV		1.200	03/11/26	12,296
10,500,000	g	Triton Container International Ltd		1.150	06/07/24	10,350
7,000,000	g	Triton Container International Ltd		3.150	06/15/31	7,059
6,500,000		Xylem, Inc		1.950	01/30/28	6,426
3,575,000		Xylem, Inc		2.250	01/30/31	3,543
		TOTAL CAPITAL GOODS				72,614

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
9,540,000		IHS Markit Ltd		4.125	08/01/23	9,969
7,500,000		Mather Foundation		2.675	10/01/31	7,498
15,810,000		Rockefeller Foundation		2.492	10/01/50	15,548
10,000,000		Waste Connections, Inc		2.200	01/15/32	9,793
442

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$7,425,000		Waste Connections, Inc		2.950%	01/15/52	$7,309
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				50,117

CONSUMER DURABLES & APPAREL - 0.1%
6,450,000		Tapestry, Inc		3.050	03/15/32	6,488
6,700,000	e	Whirlpool Corp		2.400	05/15/31	6,709
		TOTAL CONSUMER DURABLES & APPAREL				13,197

CONSUMER SERVICES - 0.6%
2,900,000		Bush Foundation		2.754	10/01/50	2,929
3,125,000		Conservation Fund		3.474	12/15/29	3,298
10,000,000		Henry J Kaiser Family Foundation		3.356	12/01/25	10,226
5,145,000		Low Income Investment Fund		3.711	07/01/29	5,471
3,440,000	i	Nature Conservancy	LIBOR 3 M + 1.080%	1.212	02/01/24	3,435
17,500,000		New York Public Library Astor Lenox & Tilden Foundations		4.305	07/01/45	21,898
3,475,000		Salvation Army		5.637	09/01/26	4,064
20,000,000		Salvation Army		4.528	09/01/48	22,057
12,300,000		Starbucks Corp		2.450	06/15/26	12,725
11,440,000		Wisconsin Alumni Research Foundation		3.564	10/01/49	12,502
11,065,000		YMCA of Greater New York		5.151	08/01/48	12,919
		TOTAL CONSUMER SERVICES				111,524

DIVERSIFIED FINANCIALS - 2.1%
9,400,000	i	AerCap Ireland Capital DAC	SOFR + 0.680%	0.730	09/29/23	9,402
10,800,000		AerCap Ireland Capital DAC		1.750	01/30/26	10,593
10,500,000		AerCap Ireland Capital DAC		3.000	10/29/28	10,648
8,900,000		AerCap Ireland Capital DAC		3.300	01/30/32	9,067
10,200,000		Ally Financial, Inc		4.700	N/A‡	10,582
3,000,000	g	Banco BTG Pactual S.A.		2.750	01/11/26	2,846
3,300,000		Bank of New York Mellon Corp		4.700	N/A‡	3,520
11,875,000	g	BPCE S.A.		1.652	10/06/26	11,716
20,525,000	g	BPCE S.A.		2.045	10/19/27	20,349
7,350,000	g	BPCE S.A.		3.116	10/19/32	7,373
8,500,000	g	BPCE S.A.		3.582	10/19/42	8,684
8,725,000		Charles Schwab Corp		4.000	N/A‡	8,812
11,645,000		Community Preservation Corp		2.867	02/01/30	12,032
16,425,000	g	Credit Suisse Group AG.		1.305	02/02/27	15,867
10,050,000	g	Credit Suisse Group AG.		3.091	05/14/32	10,226
4,750,000		Enterprise Community Loan Fund, Inc		4.152	11/01/28	4,834
15,000,000		Ford Foundation		2.815	06/01/70	15,464
13,300,000		Goldman Sachs Group, Inc		0.855	02/12/26	13,039
2,300,000		Legg Mason, Inc		3.950	07/15/24	2,445
10,000,000		Morgan Stanley		0.791	01/22/25	9,899
11,950,000		Morgan Stanley		0.985	12/10/26	11,591
12,450,000		Morgan Stanley		1.512	07/20/27	12,254
10,000,000		Morgan Stanley		2.239	07/21/32	9,781
14,150,000		Morgan Stanley		2.484	09/16/36	13,626
11,400,000	g,i	NatWest Markets plc	SOFR + 0.530%	0.580	08/12/24	11,401
16,500,000	g	NatWest Markets plc		1.600	09/29/26	16,230
10,000,000	g	NongHyup Bank		1.250	07/20/25	9,895
680,000		Reinvestment Fund, Inc		3.377	02/15/22	681
1,295,000		Reinvestment Fund, Inc		3.166	11/01/23	1,319
3,000,000		Reinvestment Fund, Inc		3.600	02/15/24	3,087
10,250,000		Reinvestment Fund, Inc		3.366	11/01/24	10,580
2,570,000		Reinvestment Fund, Inc		3.513	11/01/25	2,695
15,240,000		Reinvestment Fund, Inc		3.880	02/15/27	16,410
7,435,000		Reinvestment Fund, Inc		3.930	02/15/28	8,227
443

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$11,150,000	g	Societe Generale S.A.		2.889%	06/09/32	$11,122
4,475,000	g	Starwood Property Trust, Inc		5.500	11/01/23	4,632
7,900,000	g	Swiss Re Finance Luxembourg SA		5.000	04/02/49	8,838
4,875,000		Toyota Motor Credit Corp		2.150	02/13/30	4,885
4,825,000	g	UBS Group AG		1.008	07/30/24	4,810
14,700,000	g	UBS Group AG		1.364	01/30/27	14,368
11,075,000	e	Unilever Capital Corp		2.000	07/28/26	11,324
5,523,000		Unilever Capital Corp		2.125	09/06/29	5,567
6,125,000		Unilever Capital Corp		1.375	09/14/30	5,807
8,475,000		Unilever Capital Corp		1.750	08/12/31	8,229
9,425,000		Unilever Capital Corp		2.625	08/12/51	9,318
3,450,000	g	WLB Asset II B Pte Ltd		3.950	12/10/24	3,302
1,925,000	g	WLB Asset II Pte Ltd		4.000	01/14/24	1,909
		TOTAL DIVERSIFIED FINANCIALS				419,286

ENERGY - 0.7%
8,000,000	g	Aker BP ASA		2.875	01/15/26	8,292
10,000,000	g	Aker BP ASA		4.000	01/15/31	10,813
2,650,000		Cenovus Energy, Inc		2.650	01/15/32	2,593
6,550,000		Cenovus Energy, Inc		3.750	02/15/52	6,566
7,500,000	i	Enbridge, Inc	SOFR + 0.400%	0.450	02/17/23	7,500
9,625,000	e	Enbridge, Inc		2.500	01/15/25	9,891
8,175,000		Enbridge, Inc		3.400	08/01/51	8,286
5,830,000		Enbridge, Inc		5.750	07/15/80	6,471
8,125,000		Equinor ASA		2.375	05/22/30	8,254
5,932,000		Equinor ASA		3.950	05/15/43	6,896
12,450,000		Equinor ASA		3.250	11/18/49	13,187
3,875,000		ONEOK, Inc		4.000	07/13/27	4,189
6,200,000		ONEOK, Inc		4.950	07/13/47	7,163
11,700,000	g	Santos Finance Ltd		3.649	04/29/31	11,913
7,540,000	g	Sunnova Energy Corp		5.875	09/01/26	7,691
12,850,000		Total Capital International S.A.		2.986	06/29/41	13,018
11,316,000		Total Capital International S.A.		3.127	05/29/50	11,599
		TOTAL ENERGY				144,322

FOOD & STAPLES RETAILING - 0.2%
15,563,000		SYSCO Corp		2.400	02/15/30	15,609
18,954,000		Walmart, Inc		1.800	09/22/31	18,764
		TOTAL FOOD & STAPLES RETAILING				34,373

FOOD, BEVERAGE & TOBACCO - 0.1%
6,150,000	g	Coca-Cola European Partners plc		1.500	01/15/27	6,025
10,000,000	g	NBM US Holdings, Inc		6.625	08/06/29	10,938
12,124,000		PepsiCo, Inc		2.875	10/15/49	12,712
		TOTAL FOOD, BEVERAGE & TOBACCO				29,675

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
6,900,000		Cigna Corp		0.613	03/15/24	6,842
10,125,000		Cigna Corp		2.375	03/15/31	10,177
2,250,000		Mary Free Bed Rehabilitation Hospital		3.786	04/01/51	2,431
10,385,000		Stanford Health Care		3.027	08/15/51	10,796
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				30,246

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
7,125,000		Kimberly-Clark Corp		2.875	02/07/50	7,304
5,300,000		Procter & Gamble Co		3.000	03/25/30	5,760
444

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$12,975,000		Procter & Gamble Co	1.200%	10/29/30	$12,271
			TOTAL HOUSEHOLD & PERSONAL PRODUCTS			25,335
INSURANCE - 0.8%
	6,850,000	g	AIA Group Ltd	3.600	04/09/29	7,475
	11,450,000	g	AIA Group Ltd	3.375	04/07/30	12,372
	2,400,000		Chubb INA Holdings, Inc	1.375	09/15/30	2,261
	6,275,000		Chubb INA Holdings, Inc	2.850	12/15/51	6,294
	11,400,000	g	Empower Finance 2020 LP	1.357	09/17/27	11,054
	4,000,000	g	Empower Finance 2020 LP	1.776	03/17/31	3,862
	10,178,000		First American Financial Corp	2.400	08/15/31	9,958
	3,975,000	g	Five Corners Funding Trust	4.419	11/15/23	4,213
	15,675,000	g	Five Corners Funding Trust II	2.850	05/15/30	16,242
	4,700,000	g	Great-West Lifeco US Finance 2020 LP	0.904	08/12/25	4,566
	10,000,000		Principal Financial Group, Inc	2.125	06/15/30	9,886
	6,504,000		Prudential Financial, Inc	1.500	03/10/26	6,507
	10,250,000		Prudential Financial, Inc	5.200	03/15/44	10,674
	4,265,000		Prudential Financial, Inc	3.700	10/01/50	4,314
	4,475,000		Reinsurance Group of America, Inc	3.900	05/15/29	4,893
	6,100,000		Reinsurance Group of America, Inc	3.150	06/15/30	6,354
	18,222,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	18,503
	14,024,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	17,181
			TOTAL INSURANCE			156,609

MATERIALS - 0.6%
	7,250,000	e,g	Celulosa Arauco y Constitucion S.A.	4.200	01/29/30	7,739
	10,000,000	g	Celulosa Arauco y Constitucion S.A.	5.150	01/29/50	11,385
	10,500,000		Fibria Overseas Finance Ltd	5.500	01/17/27	11,773
	5,650,000	g	International Flavors & Fragrances, Inc	2.300	11/01/30	5,540
	3,409,000		International Paper Co	4.800	06/15/44	4,309
	17,000,000	e,g	Inversiones CMPC S.A.	4.375	04/04/27	18,743
	10,000,000	g	Klabin Austria GmbH	7.000	04/03/49	11,513
	7,775,000	g	Klabin Finance S.A.	4.875	09/19/27	8,261
EUR	2,500,000	g	LG Chem Ltd	0.500	04/15/23	2,862
	$3,250,000	e,g	LG Chem Ltd	3.625	04/15/29	3,545
	6,925,000		LYB International Finance III LLC	3.375	10/01/40	7,212
	5,000,000		Newmont Corp	2.250	10/01/30	4,930
	9,875,000		PPG Industries, Inc	1.200	03/15/26	9,659
	12,736,000	e	Teck Resources Ltd	3.900	07/15/30	13,683
			TOTAL MATERIALS			121,154

MEDIA & ENTERTAINMENT - 0.2%
	10,000,000		Alphabet, Inc	1.100	08/15/30	9,453
	10,000,000	g	NTT Finance Corp	1.162	04/03/26	9,810
	7,500,000	g	NTT Finance Corp	2.065	04/03/31	7,493
	9,550,000	g	RGA Global Funding	2.000	11/30/26	9,582
	2,320,000		Smithsonian Institution	2.645	09/01/39	2,344
	5,500,000	g	WLB Asset II C Pte Ltd	3.900	12/23/25	5,472
			TOTAL MEDIA & ENTERTAINMENT			44,154

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
	10,000,000		Amgen, Inc	2.000	01/15/32	9,683
	10,875,000		Amgen, Inc	3.000	01/15/52	10,552
	4,800,000		Bristol-Myers Squibb Co	2.350	11/13/40	4,552
	7,700,000		Bristol-Myers Squibb Co	2.550	11/13/50	7,284
	11,475,000		Danaher Corp	2.800	12/10/51	11,316
	6,275,000		Gilead Sciences, Inc	1.200	10/01/27	6,065
445

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$5,625,000		Gilead Sciences, Inc	2.600%	10/01/40	$5,419
15,400,000		Gilead Sciences, Inc	2.800	10/01/50	14,929
12,550,000		Merck & Co, Inc	2.150	12/10/31	12,585
6,300,000		Merck & Co, Inc	2.750	12/10/51	6,234
7,000,000		PerkinElmer, Inc	2.250	09/15/31	6,806
10,000,000		Pfizer, Inc	1.750	08/18/31	9,765
10,375,000	g	Roche Holdings, Inc	1.930	12/13/28	10,438
15,750,000	g	Roche Holdings, Inc	2.076	12/13/31	15,703
14,675,000		Takeda Pharmaceutical Co Ltd	2.050	03/31/30	14,371
8,500,000		Takeda Pharmaceutical Co Ltd	3.175	07/09/50	8,568
3,850,000		Thermo Fisher Scientific, Inc	2.000	10/15/31	3,793
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			158,063

REAL ESTATE - 0.8%
13,400,000		American Tower Corp	1.500	01/31/28	12,820
1,975,000		Brandywine Operating Partnership LP	3.950	02/15/23	2,022
6,225,000		Brandywine Operating Partnership LP	3.950	11/15/27	6,691
9,095,000		Brixmor Operating Partnership LP	3.900	03/15/27	9,821
6,600,000		Brixmor Operating Partnership LP	2.250	04/01/28	6,565
4,175,000		Brixmor Operating Partnership LP	2.500	08/16/31	4,086
5,975,000		Corporate Office Properties LP	2.750	04/15/31	5,941
2,600,000		Duke Realty LP	2.875	11/15/29	2,701
3,500,000		Federal Realty Investment Trust	2.750	06/01/23	3,569
6,900,000		Federal Realty Investment Trust	1.250	02/15/26	6,758
1,975,000	g	HAT Holdings I LLC	6.000	04/15/25	2,054
10,970,000	g	HAT Holdings I LLC	3.375	06/15/26	11,080
10,000,000	g	HAT Holdings I LLC	3.750	09/15/30	9,975
5,125,000	e	Healthpeak Properties, Inc	2.125	12/01/28	5,132
2,100,000		Host Hotels & Resorts LP	2.900	12/15/31	2,026
11,075,000		Kilroy Realty LP	3.450	12/15/24	11,598
14,360,000		Kilroy Realty LP	2.500	11/15/32	13,888
16,822,000		Regency Centers LP	3.750	06/15/24	17,714
8,245,000	g	Scentre Group Trust 2	5.125	09/24/80	8,832
3,150,000		Vornado Realty LP	2.150	06/01/26	3,148
2,775,000		Vornado Realty LP	3.400	06/01/31	2,838
		TOTAL REAL ESTATE			149,259

RETAILING - 0.1%
4,100,000		Advance Auto Parts, Inc	1.750	10/01/27	3,979
8,000,000		Amazon.com, Inc	0.250	05/12/23	7,959
5,200,000		AutoNation, Inc	2.400	08/01/31	5,015
7,500,000	e	Kohl’s Corp	3.375	05/01/31	7,638
5,525,000		Lowe’s Cos, Inc	2.800	09/15/41	5,391
		TOTAL RETAILING			29,982

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
9,208,000	g	NXP BV	3.400	05/01/30	9,813
10,000,000	g	SK Hynix, Inc	2.375	01/19/31	9,624
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			19,437

SOFTWARE & SERVICES - 0.3%
10,000,000	e	Autodesk, Inc	2.400	12/15/31	9,971
9,500,000		Automatic Data Processing, Inc	1.700	05/15/28	9,466
10,000,000		Automatic Data Processing, Inc	1.250	09/01/30	9,411
7,725,000	e	Mastercard, Inc	1.900	03/15/31	7,767
446

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$7,500,000		Visa, Inc		1.900%	04/15/27	$7,607
17,000,000		Visa, Inc		1.100	02/15/31	15,871
		TOTAL SOFTWARE & SERVICES				60,093

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
14,250,000		Apple, Inc		3.000	06/20/27	15,267
4,750,000	g	HP, Inc		2.650	06/17/31	4,683
11,250,000	g	New York State Electric & Gas Corp		2.150	10/01/31	10,999
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				30,949

TELECOMMUNICATION SERVICES - 0.4%
9,000,000	i	Verizon Communications, Inc	SOFR + 0.790%	0.840	03/20/26	9,123
14,225,000		Verizon Communications, Inc		2.550	03/21/31	14,352
9,825,000		Verizon Communications, Inc		3.400	03/22/41	10,286
18,825,000		Verizon Communications, Inc		3.550	03/22/51	20,272
10,000,000		Vodafone Group plc		3.250	06/04/81	9,805
10,000,000		Vodafone Group plc		4.125	06/04/81	9,900
		TOTAL TELECOMMUNICATION SERVICES				73,738

TRANSPORTATION - 0.2%
10,000,000		Canadian Pacific Railway Co		1.350	12/02/24	10,012
6,950,000		Canadian Pacific Railway Co		2.450	12/02/31	7,086
5,650,000	e	Canadian Pacific Railway Co		3.000	12/02/41	5,778
8,785,000		Delta Air Lines, Inc		2.900	10/28/24	8,957
3,652,000	g	Delta Air Lines, Inc		7.000	05/01/25	4,176
2,815,000	e	Delta Air Lines, Inc		7.375	01/15/26	3,314
		TOTAL TRANSPORTATION				39,323
UTILITIES - 4.5%
3,827,000		AES Corp		1.375	01/15/26	3,714
10,875,000		AES Corp		2.450	01/15/31	10,596
14,500,000	g	AES Gener S.A.		6.350	10/07/79	14,761
12,325,000		Ameren Illinois Co		2.900	06/15/51	12,495
4,375,000		Arizona Public Service Co		3.750	05/15/46	4,769
4,500,000		Atlantic City Electric Co		2.300	03/15/31	4,519
14,950,000		Avangrid, Inc		3.200	04/15/25	15,711
13,200,000		Avangrid, Inc		3.800	06/01/29	14,351
10,275,000		Avista Corp		4.350	06/01/48	12,688
5,900,000	g	Azure Power Solar Energy Pvt Ltd		5.650	12/24/24	6,195
9,750,000	g	Brooklyn Union Gas Co		4.273	03/15/48	11,144
13,500,000	g	Brooklyn Union Gas Co		4.487	03/04/49	15,860
9,875,000		CenterPoint Energy Houston Electric LLC		2.350	04/01/31	10,025
12,350,000		CenterPoint Energy Houston Electric LLC		3.350	04/01/51	13,574
19,400,000	i	CenterPoint Energy Resources Corp	LIBOR 3 M + 0.500%	0.673	03/02/23	19,355
13,675,000	g	Clearway Energy Operating LLC		3.750	02/15/31	13,641
3,550,000		CMS Energy Corp		4.750	06/01/50	3,861
3,100,000		CMS Energy Corp		3.750	12/01/50	3,046
13,100,000	g	Colbun S.A.		3.150	01/19/32	12,962
17,500,000		Commonwealth Edison Co		2.750	09/01/51	16,918
7,525,000	g	Consorcio Transmantaro SA		4.700	04/16/34	8,268
13,876,000		Consumers Energy Co		2.500	05/01/60	12,233
5,928,844	g	Continental Wind LLC		6.000	02/28/33	6,702
4,997,238	g	Continuum Energy Levanter Pte Ltd		4.500	02/09/27	5,110
7,110,000		Dominion Energy, Inc		3.600	03/15/27	7,654
8,525,000		Dominion Energy, Inc		2.250	08/15/31	8,326
8,325,000		Dominion Energy, Inc		4.350	N/A‡	8,596
447

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$4,000,000		Dominion Energy, Inc (Step Bond)	3.071%	08/15/24	$4,140
11,725,000		DTE Electric Co	1.900	04/01/28	11,608
9,025,000		DTE Electric Co	3.250	04/01/51	9,704
10,000,000		Duke Energy Florida LLC	2.500	12/01/29	10,276
3,350,000	g	East Ohio Gas Co	1.300	06/15/25	3,304
8,850,000		Eastern Energy Gas Holdings LLC	2.500	11/15/24	9,113
11,625,000	g	EDP Finance BV	3.625	07/15/24	12,201
22,750,000	g	Electricite de France S.A.	3.625	10/13/25	24,272
11,735,000		Essential Utilities, Inc	2.704	04/15/30	11,919
9,375,000		Essential Utilities, Inc	3.351	04/15/50	9,703
12,025,000		Evergy, Inc	2.550	07/01/26	12,465
2,800,000		Eversource Energy	0.800	08/15/25	2,725
9,885,000		Georgia Power Co	3.250	04/01/26	10,435
8,550,000	g	India Cleantech Energy	4.700	08/10/26	8,682
9,700,000		Interstate Power & Light Co	3.500	09/30/49	10,395
24,325,000	g	Korea Hydro & Nuclear Power Co Ltd	3.750	07/25/23	25,272
16,441,000	g	Liberty Utilities Finance GP	2.050	09/15/30	15,674
5,875,000		MidAmerican Energy Co	3.100	05/01/27	6,237
1,000,000		MidAmerican Energy Co	3.950	08/01/47	1,174
3,596,000		MidAmerican Energy Co	3.150	04/15/50	3,764
4,300,000	g	Narragansett Electric Co	3.919	08/01/28	4,696
12,350,000		National Fuel Gas Co	5.500	01/15/26	13,799
2,250,000		National Fuel Gas Co	3.950	09/15/27	2,387
3,400,000		National Fuel Gas Co	4.750	09/01/28	3,751
11,250,000		National Fuel Gas Co	2.950	03/01/31	11,305
3,225,000	g	NextEra Energy Operating Partners LP	4.250	07/15/24	3,350
13,559,000	g	Niagara Mohawk Power Corp	1.960	06/27/30	12,955
9,732,000	g	Niagara Mohawk Power Corp	4.278	10/01/34	10,936
9,750,000	g	Niagara Mohawk Power Corp	4.119	11/28/42	10,988
5,250,000		Northwest Natural Gas Co	3.078	12/01/51	5,195
3,000,000		NorthWestern Corp	4.176	11/15/44	3,518
6,975,000		OGE Energy Corp	0.703	05/26/23	6,943
16,250,000		PacifiCorp	2.900	06/15/52	15,946
1,925,000	g	Pattern Energy Operations LP	4.500	08/15/28	1,997
7,113,000		Piedmont Natural Gas Co, Inc	3.350	06/01/50	7,293
630,000		Public Service Co of Colorado	4.750	08/15/41	778
5,000,000		Public Service Co of Colorado	3.200	03/01/50	5,213
2,975,000		Public Service Co of New Hampshire	3.600	07/01/49	3,332
6,134,000		Public Service Electric & Gas Co	3.200	08/01/49	6,437
19,475,000		Public Service Enterprise Group, Inc	0.800	08/15/25	18,960
10,000,000		Public Service Enterprise Group, Inc	1.600	08/15/30	9,269
13,550,000		San Diego Gas & Electric Co	2.950	08/15/51	13,636
6,900,000		Sempra Energy	4.875	N/A‡	7,388
21,440,724	g	Solar Star Funding LLC	3.950	06/30/35	22,676
20,203,794	g	Solar Star Funding LLC	5.375	06/30/35	23,286
10,000,000		Southern Power Co	4.150	12/01/25	10,875
14,825,000		Southwestern Electric Power Co	3.250	11/01/51	14,701
5,613,000		Southwestern Public Service Co	3.750	06/15/49	6,389
18,650,000		Southwestern Public Service Co	3.150	05/01/50	19,449
26,083,570	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	28,561
18,000,000	g	TerraForm Power Operating LLC	5.000	01/31/28	19,066
18,465,704	g	Topaz Solar Farms LLC	4.875	09/30/39	20,822
10,337,502	g	Topaz Solar Farms LLC	5.750	09/30/39	12,285
9,750,000		Tucson Electric Power Co	1.500	08/01/30	9,107
8,421,585	g	UEP Penonome II S.A.	6.500	10/01/38	8,811
448

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$15,000,000		Union Electric Co		2.150%	03/15/32	$14,722
16,400,000		Union Electric Co		2.625	03/15/51	15,722
1,850,000	g	Vistra Corp		7.000	N/A‡	1,877
		TOTAL UTILITIES				888,558

		TOTAL CORPORATE BONDS				3,336,855
		(Cost $3,275,631)

GOVERNMENT BONDS - 17.9%

AGENCY SECURITIES - 1.6%
3,939,000		Canal Barge Co, Inc		4.500	11/12/34	4,499
1,005,641		DY7 Leasing LLC		2.578	12/10/25	1,035
6,018,042		Ethiopian Leasing LLC		2.566	08/14/26	6,237
23,000,000		Federal Home Loan Mortgage Corp (FHLMC)		0.375	05/05/23	22,948
18,700,000		FHLMC		0.250	08/24/23	18,579
13,650,000		FHLMC		0.250	09/08/23	13,557
23,636,000		FHLMC		0.250	12/04/23	23,412
20,000,000		Federal National Mortgage Association (FNMA)		0.250	07/10/23	19,891
8,000,000		FNMA		0.625	04/22/25	7,890
18,880,000		FNMA		0.875	08/05/30	17,791
5,950,000		Hashemite Kingdom of Jordan Government AID Bond		3.000	06/30/25	6,291
4,125,000	i	India Government AID Bond	LIBOR 3 M + 0.100%	0.417	02/01/27	4,072
1,825,000		Iraq Government AID Bond		2.149	01/18/22	1,826
3,280,000		Lutheran Medical Center		1.982	02/20/30	3,316
15,885,000		Montefiore Medical Center		2.895	04/20/32	16,664
12,505,000		New York Society for the Relief of the Ruptured & Crippled		2.881	12/20/31	12,750
805,804		Overseas Private Investment Corp (OPIC)		2.040	12/15/26	817
11,958,252		OPIC		3.220	09/15/29	12,801
5,362,237		OPIC		1.790	10/15/29	5,429
16,756,991		OPIC		2.360	10/15/29	17,354
1,968,903		OPIC		2.610	04/15/30	2,059
2,736,000		OPIC		2.930	05/15/30	2,904
4,521,600		OPIC		3.040	05/15/30	4,823
967,818		OPIC		2.810	07/31/33	1,027
1,548,509		OPIC		2.940	07/31/33	1,656
5,382,323		OPIC		2.450	07/15/38	5,555
27,342,000		Private Export Funding Corp (PEFCO)		2.050	11/15/22	27,715
4,000,000		PEFCO		3.550	01/15/24	4,205
8,000,000		PEFCO		3.250	06/15/25	8,470
64,468		Tayarra Ltd		3.628	02/15/22	65
13,041,067		Thirax LLC		0.968	01/14/33	12,560
1,775,000		United States International Development Finance Corp		1.440	04/15/28	1,753
1,000,000		United States International Development Finance Corp		1.650	04/15/28	999
8,721,357		United States International Development Finance Corp		1.630	07/15/38	8,444
2,386,000		US Department of Housing and Urban Development (HUD)		2.910	08/01/23	2,390
5,000,000		HUD		3.535	08/01/36	5,547
		TOTAL AGENCY SECURITIES				307,331

FOREIGN GOVERNMENT BONDS - 2.9%
12,750,000	e	African Development Bank		0.750	04/03/23	12,773
449

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
	$11,850,000	g	Arab Petroleum Investments Corp		1.483%	10/06/26	$11,701
	4,882,000		Asian Development Bank		1.875	08/10/22	4,925
	9,500,000		Asian Development Bank		2.125	03/19/25	9,807
	6,500,000		Asian Development Bank		1.750	08/14/26	6,631
	16,489,000	e	Asian Development Bank		3.125	09/26/28	18,431
	12,500,000		Asian Development Bank		1.500	03/04/31	12,437
EUR	7,925,000	g	Banque Ouest Africaine de Developpement		2.750	01/22/33	9,468
	$12,400,000	g	BNG Bank NV		2.625	02/27/24	12,858
CLP	9,475,000,000	g	Bonos de la Tesoreria de la Republica en pesos		2.300	10/01/28	9,177
	$1,900,000	g	Caisse d’Amortissement de la Dette Sociale		0.625	02/18/26	1,847
	4,750,000	g	Caisse d’Amortissement de la Dette Sociale		1.375	01/20/31	4,603
	7,000,000	e,g	CDP Financial, Inc		1.000	05/26/26	6,888
	10,075,000	e	Chile Government International Bond		3.100	05/07/41	9,858
	9,500,000		Chile Government International Bond		3.500	01/25/50	9,831
	15,000,000	g	Development Bank of Japan, Inc		0.500	03/04/24	14,849
	9,925,000	g	Egypt Government International Bond		5.250	10/06/25	10,001
	19,500,000		European Bank for Reconstruction & Development		1.625	09/27/24	19,832
	3,750,000	e	European Investment Bank		2.375	05/24/27	3,934
	3,725,000	e	European Investment Bank		0.625	10/21/27	3,544
	11,600,000	e	European Investment Bank		1.625	10/09/29	11,640
	7,500,000		European Investment Bank		0.750	09/23/30	7,010
	2,000,000		European Investment Bank		4.875	02/15/36	2,752
	1,925,000	g	Guatemala Government International Bond		5.375	04/24/32	2,146
	6,082,000		Hydro Quebec		8.400	01/15/22	6,097
	20,000,000	i	Inter-American Development Bank	LIBOR 3 M + 0.010%	0.134	01/15/22	20,001
	11,000,000		International Bank for Reconstruction & Development		0.625	04/22/25	10,816
	14,750,000		International Bank for Reconstruction & Development		3.125	11/20/25	15,788
	27,150,000	g	International Development Association		2.750	04/24/23	27,890
	1,000,000		International Finance Corp		2.000	10/24/22	1,013
	7,375,000		International Finance Corp		0.500	03/20/23	7,368
	33,500,000	e	International Finance Corp		2.125	04/07/26	34,726
	8,750,000		Japan International Cooperation Agency		1.750	04/28/31	8,731
	12,500,000	g	Kommunalbanken AS.		2.125	02/11/25	12,896
	8,750,000	i	Korea Development Bank International Bond	LIBOR 3 M + 0.725%	0.852	07/06/22	8,775
	10,100,000	g	Korea Electric Power Corp		1.125	06/15/25	9,971
	9,200,000	i	Kreditanstalt fuer Wiederaufbau	SOFR + 1.000%	1.050	02/12/24	9,375
	11,250,000		Kreditanstalt fuer Wiederaufbau		0.250	03/08/24	11,107
	9,537,000		Kreditanstalt fuer Wiederaufbau		1.000	10/01/26	9,402
	13,000,000		Landwirtschaftliche Rentenbank		0.875	09/03/30	12,236
	18,250,000	e,g	Nederlandse Waterschapsbank NV		1.750	01/15/25	18,613
	19,000,000	g	Nederlandse Waterschapsbank NV		2.375	03/24/26	19,859
	22,800,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	23,551
	10,500,000	g	Perusahaan Penerbit SBSN Indonesia III		3.900	08/20/24	11,240
	10,690,000		Peruvian Government International Bond		3.000	01/15/34	10,647
	12,700,000	e	Province of Manitoba Canada		3.050	05/14/24	13,302
	10,000,000	e	Province of Quebec Canada		2.750	04/12/27	10,612
	5,000,000		Province of Quebec Canada		7.500	09/15/29	6,982
	15,250,000		Province of Quebec Canada		1.900	04/21/31	15,344
	10,000,000		Republic of Italy Government International Bond		2.875	10/17/29	10,216
	7,750,000		Republic of Italy Government International Bond		4.000	10/17/49	8,517
			TOTAL FOREIGN GOVERNMENT BONDS				572,018
450

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
MORTGAGE BACKED - 6.6%
$2,115,000	g,i	Angel Oak Mortgage Trust		2.837%	11/25/66	$2,116
2,600,000		Federal Home Loan Mortgage Corp (FHLMC)		3.000	10/15/33	2,740
118,530		FHLMC		4.000	06/01/42	129
1,255,994	i	FHLMC	LIBOR 1 M + 5.920%	5.810	03/15/44	216
3,846,866		FHLMC		4.000	10/01/47	4,204
2,289,222		FHLMC		4.000	06/01/48	2,485
4,073,818	i	FHLMC	LIBOR 1 M + 9.920%	9.744	06/15/48	4,646
3,824,401		FHLMC		4.000	07/01/48	4,173
2,827,124	i	FHLMC	LIBOR 1 M + 9.840%	9.664	10/15/48	3,330
10,700,276		FHLMC		3.000	11/01/49	11,260
10,333,870		FHLMC		2.000	09/25/50	1,188
13,937,401		FHLMC		2.500	11/25/50	2,293
18,803,940		FHLMC		2.500	02/25/51	3,155
13,448,839		FHLMC		3.000	11/01/51	14,352
1,601,023		FHLMC		3.000	11/01/51	1,685
1,435,261		FHLMC		3.000	11/01/51	1,537
1,888,564		FHLMC		3.000	11/01/51	2,017
416		Federal Home Loan Mortgage Corp Gold (FGLMC)		7.000	05/01/23	0	^
6,419		FGLMC		8.000	01/01/31	7
131,087		FGLMC		4.500	07/01/33	144
944,082		FGLMC		7.000	12/01/33	1,071
271,759		FGLMC		7.000	05/01/35	305
619,720		FGLMC		5.000	06/01/36	701
178,617		FGLMC		5.000	07/01/39	203
291,915		FGLMC		4.500	10/01/44	319
418,822		FGLMC		4.500	11/01/44	463
581,574		FGLMC		4.500	11/01/44	642
313,394		FGLMC		4.500	12/01/44	340
413,080		FGLMC		4.500	12/01/44	456
1,275,221		FGLMC		3.500	04/01/45	1,378
5,265,544		FGLMC		3.500	10/01/45	5,672
4,866,021		FGLMC		4.000	12/01/45	5,355
16,750,433		FGLMC		3.500	08/01/46	18,042
657,226		FGLMC		4.500	06/01/47	725
1,554,311		FGLMC		4.000	09/01/47	1,703
995,367		FGLMC		3.500	12/01/47	1,071
1,418,853		FGLMC		4.000	07/01/48	1,549
4,394,507		FGLMC		4.500	08/01/48	4,830
3,923		Federal National Mortgage Association (FNMA)		8.000	07/01/24	4
17,438,558	i	FNMA		2.784	02/25/27	18,426
3,500,000	i	FNMA		3.325	06/25/28	3,830
15,250,000	i	FNMA		1.510	11/25/30	14,867
15,500,000	i	FNMA		1.250	01/25/31	14,776
1,424,608		FNMA		3.500	05/01/32	1,510
1,631,531		FNMA		3.000	10/01/32	1,714
1,546,426		FNMA		5.000	05/01/35	1,745
1,025,240		FNMA		5.000	10/01/35	1,159
767,910		FNMA		5.000	02/01/36	868
14,200,000	h	FNMA		1.500	01/25/37	14,238
38,150,000	h	FNMA		2.000	01/25/37	39,063
18,655,000	h	FNMA		2.500	01/25/37	19,282
36,450,000	h	FNMA		2.000	02/25/37	37,259
451

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$1,403,544		FNMA		5.500%	11/01/38	$1,608
194,512		FNMA		3.000	05/01/40	203
633,855		FNMA		5.000	09/01/40	714
1,329,745		FNMA		5.000	05/01/41	1,507
984,625		FNMA		4.000	09/01/42	1,070
1,995,316	i	FNMA	LIBOR 1 M + 5.950%	5.848	09/25/43	359
450,018		FNMA		4.000	01/01/44	494
1,473,721		FNMA		4.500	03/01/44	1,640
332,002		FNMA		4.500	06/01/44	365
4,701,564		FNMA		4.500	06/01/44	5,162
1,068,033		FNMA		4.500	08/01/44	1,174
2,720,114		FNMA		4.500	10/01/44	3,001
5,156,824		FNMA		4.500	11/01/44	5,688
897,637		FNMA		5.000	11/01/44	1,016
1,265,829		FNMA		4.500	12/01/44	1,386
517,537		FNMA		4.000	01/01/45	562
244,095		FNMA		4.500	03/01/45	268
337,970		FNMA		4.500	04/01/45	373
2,573,089		FNMA		3.500	05/01/45	2,787
1,327,704		FNMA		4.000	12/01/45	1,457
3,784,493		FNMA		3.500	01/01/46	4,075
4,490,434		FNMA		4.000	01/01/46	4,915
763,388		FNMA		4.000	04/01/46	832
4,425,410		FNMA		3.500	06/01/46	4,765
2,696,363		FNMA		3.500	07/01/46	2,903
4,659,874		FNMA		3.500	07/01/46	5,030
1,244,797		FNMA		3.500	08/01/46	1,340
390,272		FNMA		3.000	10/01/46	400
3,521,376		FNMA		3.500	10/01/46	3,791
4,486,886		FNMA		3.000	11/01/46	4,685
6,682,523		FNMA		3.500	01/01/47	7,109
1,479,869		FNMA		4.500	05/01/47	1,634
3,031,626		FNMA		4.000	09/01/47	3,251
1,007,913		FNMA		4.000	09/01/47	1,079
2,523,500		FNMA		4.000	10/01/47	2,697
388,055		FNMA		3.000	11/01/47	396
297,072		FNMA		3.500	11/01/47	320
391,214		FNMA		4.500	11/01/47	430
3,147,251		FNMA		4.000	12/01/47	3,442
8,184,007		FNMA		4.000	12/01/47	8,764
3,999,533		FNMA		3.500	01/01/48	4,235
2,583,088		FNMA		4.500	01/01/48	2,838
2,224,132		FNMA		4.500	02/01/48	2,447
6,432,129		FNMA		3.500	03/01/48	6,805
2,477,132		FNMA		4.000	03/01/48	2,711
8,893,358		FNMA		4.500	03/01/48	9,782
2,471,101		FNMA		4.000	04/01/48	2,626
1,810,964		FNMA		4.500	05/01/48	1,992
1,390,668		FNMA		4.500	05/01/48	1,530
3,346,812		FNMA		5.000	08/01/48	3,731
15,268,223		FNMA		3.000	07/01/50	16,099
6,410,162		FNMA		2.000	08/25/50	730
16,464,725		FNMA		2.500	11/25/50	2,284
31,100,000	h	FNMA		2.000	01/25/51	31,004
32,750,000	h	FNMA		2.500	01/25/51	33,413
170,260,000	h	FNMA		2.500	02/25/51	173,274
452

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$4,703,226		FNMA	3.000%	02/25/51	$747
5,091,454		FNMA	3.000	09/01/51	5,397
5,464,476		FNMA	2.500	11/25/51	768
2,630,000	h	FNMA	3.000	01/01/52	2,735
53,670,000	h	FNMA	3.000	01/25/52	55,600
68,640,000	h	FNMA	3.000	02/25/52	71,004
153,620,000	h	FNMA	2.000	02/25/52	152,805
2,075,000	g,i	Federal Home Loan STACR REMIC Trust	3.450	10/25/41	2,088
3,530,000	g,i	Federal Home Loan Structured Agency Credit Risk Debt Notes (STACR)	3.450	11/25/41	3,585
2,794,626		Government National Mortgage Association (GNMA)	2.580	08/15/25	2,847
8,871,213		GNMA	2.690	06/15/33	9,020
7,322,556		GNMA	3.700	10/15/33	7,694
67,210		GNMA	5.000	04/15/38	76
136,976		GNMA	6.500	11/20/38	159
7,376,417		GNMA	3.700	08/15/40	7,714
11,836,405		GNMA	2.750	01/15/45	12,506
1,859,217		GNMA	4.500	12/20/45	2,077
1,881,918		GNMA	4.000	06/20/46	222
5,785,008		GNMA	3.500	12/20/46	6,091
3,979,464		GNMA	3.500	01/20/47	4,187
3,874,355		GNMA	3.500	01/20/49	4,141
2,176,333		GNMA	3.500	10/20/50	2,341
67,535,000	h	GNMA	2.000	01/20/51	68,145
36,115,000	h	GNMA	3.000	01/20/51	37,367
6,387,271		GNMA	3.000	07/20/51	6,815
87,870,000	h	GNMA	2.500	01/20/52	89,984
30,270,000	h	GNMA	2.500	02/20/52	30,931
37,350,000	h	GNMA	3.000	02/20/52	38,576
3,430,117	g,i	GS Mortgage-Backed Securities Trust	2.500	03/25/52	3,402
3,468,784	g,i	GS Mortgage-Backed Securities Trust	2.500	03/25/52	3,504
		TOTAL MORTGAGE BACKED			1,295,964

MUNICIPAL BONDS - 3.1%
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	6,075
1,170,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	1,228
3,000,000		California Earthquake Authority	1.477	07/01/23	3,027
675,000	g	California Municipal Finance Authority	4.250	11/01/23	681
455,000		California Municipal Finance Authority	2.138	08/15/27	453
350,000		California Municipal Finance Authority	2.288	08/15/28	348
500,000		California Municipal Finance Authority	3.694	08/15/56	484
16,250,000		Chicago Housing Authority	4.361	01/01/38	19,273
11,645,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	16,039
3,035,000		City & County of Honolulu HI	2.668	10/01/27	3,187
5,645,000		City & County of Honolulu HI	3.974	09/01/35	6,359
1,615,000		City & County of Honolulu HI	4.004	09/01/36	1,817
7,085,000		City & County of San Francisco CA	4.000	04/01/47	7,576
5,500,000		City & County of San Francisco CA Community Facilities District	4.000	09/01/48	5,914
350,000		City & County of San Francisco CA Community Facilities District No 2014-	3.091	09/01/36	358
5,465,000		City & County of San Francisco CA Community Facilities District No 2014-	3.482	09/01/50	5,569
453

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$5,395,000		City of Chicago IL		7.750%	01/01/42	$6,446
1,105,000		City of Chicago IL		7.750	01/01/42	1,258
1,250,000		City of Florence SC		4.250	12/01/34	1,323
1,000,000		City of Houston TX Combined Utility System Revenue		3.375	11/15/24	1,066
1,275,000		City of Houston TX Combined Utility System Revenue		4.172	11/15/38	1,426
7,500,000		City of Los Angeles CA		3.880	09/01/38	8,290
1,780,000	g	City of Miami FL		4.808	01/01/39	2,006
3,665,000		City of Norfolk VA		3.050	10/01/36	3,986
4,835,000		City of Oakland CA		2.070	01/15/29	4,912
3,345,000		City of San Francisco CA Public Utilities Commission Water Revenue		3.000	11/01/26	3,570
3,725,000		City of San Francisco CA Public Utilities Commission Water Revenue		3.950	11/01/36	4,083
8,615,000		City of San Francisco CA Public Utilities Commission Water Revenue		3.303	11/01/39	8,907
18,050,000		City of San Francisco CA Public Utilities Commission Water Revenue		2.825	11/01/41	17,673
18,500,000		City of San Francisco CA Public Utilities Commission Water Revenue		4.185	11/01/46	20,349
1,000,000		City of San Juan Capistrano CA		3.700	08/01/31	1,085
5,255,000		City of Seattle WA Local Improvement District No 6751		2.999	11/01/43	5,347
5,235,000		City of Seattle WA Local Improvement District No 6751		3.079	11/01/43	5,332
2,730,000		Commonwealth Financing Authority		3.864	06/01/38	3,092
11,650,000	i	Connecticut Housing Finance Authority	SOFR + 0.650%	0.700	05/15/49	11,653
7,650,000		County of Alameda CA		3.820	08/01/38	8,421
1,500,000		County of Miami-Dade FL Aviation Revenue		2.218	10/01/22	1,517
12,015,000		County of Miami-Dade FL Water & Sewer System Revenue		3.490	10/01/42	12,651
235,000		County of Saline AR		3.550	06/01/42	241
3,500,000		District of Columbia		3.432	04/01/42	3,653
15,000,000		District of Columbia Water & Sewer Authority		4.814	10/01/14	22,539
1,000,000		Grant County Public Utility District No 2		5.470	01/01/34	1,069
1,250,000		Grant County Public Utility District No 2		4.164	01/01/35	1,452
22,445,000		Grant County Public Utility District No 2		2.918	01/01/40	22,739
9,255,000		Grant County Public Utility District No 2		3.210	01/01/40	9,569
3,230,000		Great Lakes Water Authority Sewage Disposal System Revenue		3.056	07/01/39	3,408
16,915,000		Great Lakes Water Authority Water Supply System Revenue		3.473	07/01/41	17,898
1,100,000		Guadalupe Valley Electric Coop, Inc		5.671	10/01/32	1,310
410,000		Guadalupe-Blanco River Authority Industrial Development Corp		3.287	04/15/23	419
640,000		Henry County Water Authority		3.000	01/01/43	631
850,000		Henry County Water Authority		3.200	01/01/49	850
1,000,000		Honolulu City & County Board of Water Supply		2.327	07/01/32	1,022
2,000,000		Kern County Water Agency Improvement District No 4		4.276	05/01/36	2,350
6,430,000		Lavaca-Navidad River Authority		4.430	08/01/35	6,709
8,655,000		Los Angeles Community College District		2.106	08/01/32	8,481
2,800,000		Maryland Community Development Administration Housing Revenue		3.797	03/01/39	2,915
3,000,000		Massachusetts Clean Energy Cooperative Corp		2.020	07/01/28	2,998
3,000,000		Massachusetts Clean Energy Cooperative Corp		2.485	07/01/32	3,019
454

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$4,595,000		Massachusetts St. Water Pollution Abatement	5.192%	08/01/40	$5,357
10,735,000		Metropolitan Transportation Authority	5.175	11/15/49	14,695
2,000,000		Michigan Finance Authority	5.000	07/01/31	2,218
7,400,000		New Jersey Economic Development Authority	5.706	06/15/30	9,137
3,000,000		New Jersey Economic Development Authority	5.756	06/15/31	3,749
3,375,000		New Mexico Finance Authority	4.090	06/15/38	3,720
4,065,000		New York City Housing Development Corp	3.119	08/01/38	4,201
2,500,000		New York City Housing Development Corp	3.720	11/01/39	2,658
1,225,000		New York State Environmental Facilities Corp	3.195	06/15/25	1,300
2,120,000		New York State Environmental Facilities Corp	3.520	07/15/27	2,334
17,500,000		New York Transportation Development Corp	5.000	01/01/26	20,325
11,245,000		Ohio State Water Development Authority	4.879	12/01/34	13,268
13,250,000	†,g,q	Oregon State Business Development Commission	6.500	04/01/31	795
3,470,000	†,g	Oregon State Business Development Commission	0.000	04/01/37	208
2,500,000		Palm Beach County Solid Waste Authority	2.636	10/01/24	2,613
4,615,000		Papio-Missouri River Natural Resource District	2.088	12/15/24	4,733
4,500,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/30	4,561
7,250,000	g	Pennsylvania Economic Development Financing Authority	10.000	12/01/29	7,376
1,735,000	g	Public Finance Authority	9.000	06/01/29	1,734
1,250,000		Redevelopment Authority of the City of Philadelphia	1.927	09/01/27	1,239
1,710,000		Redevelopment Authority of the City of Philadelphia	3.172	09/01/41	1,719
2,000,000		San Francisco City & County Redevelopment Agency	4.375	08/01/44	2,166
36,330,000		State of California	3.750	10/01/37	38,978
11,565,000		State of California	4.600	04/01/38	13,313
10,050,000		State of California	4.988	04/01/39	10,604
8,000,000		State of Illinois	5.000	02/01/22	8,029
9,000,000		State of Illinois	5.520	04/01/38	10,892
4,405,000		State of Michigan	3.590	12/01/26	4,523
2,500,000		State of Ohio	5.412	09/01/28	3,090
3,370,000		State of Texas	3.726	08/01/43	3,520
3,000		State of Wisconsin	5.700	05/01/26	3
1,650,000	g	Syracuse Industrial Development Agency	5.000	01/01/36	1,441
2,280,000		Tampa Bay Water	2.612	10/01/25	2,403
3,225,000		Tampa Bay Water	2.782	10/01/26	3,406
3,000,000		Tampa Bay Water	2.952	10/01/27	3,187
1,255,000		Texas Water Development Board	4.248	10/15/35	1,367
5,880,000		Texas Water Development Board	4.340	10/15/48	6,586
4,170,000		Texas Water Development Board	4.648	04/15/50	4,514
5,000,000		Tuolumne Wind Project Authority	6.918	01/01/34	6,697
3,035,000		University of California	3.809	05/15/28	3,392
11,400,000		University of California	4.009	05/15/30	13,125
1,000,000		University of Cincinnati	3.250	06/01/29	1,060
1,560,000		University of Cincinnati	3.650	06/01/34	1,663
1,615,000		University of Cincinnati	3.700	06/01/35	1,724
18,000,000		University of New Mexico	3.532	06/20/32	19,111
500,000		Upper Allegheny Joint Sanitary Authority	3.550	09/01/39	536
1,500,000		Upper Allegheny Joint Sanitary Authority	3.800	09/01/49	1,587
455

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$5,000,000		Vermont Educational & Health Buildings Financing Agency		4.000%	12/01/42	$5,518
3,000,000		Vermont Educational & Health Buildings Financing Agency		4.000	12/01/46	3,303
1,000,000		Washington County Clean Water Services		5.078	10/01/24	1,110
		TOTAL MUNICIPAL BONDS				610,841

U.S. TREASURY SECURITIES - 3.7%
6,000,000		United States Treasury Bond		3.125	02/15/43	7,232
35,830,000		United States Treasury Bond		2.875	11/15/46	42,379
2,500,000		United States Treasury Bond		3.000	02/15/49	3,073
9,350,000		United States Treasury Note		0.125	05/31/22	9,349
4,150,000		United States Treasury Note		2.000	07/31/22	4,193
4,500,000		United States Treasury Note		1.750	09/30/22	4,548
21,821,000		United States Treasury Note		0.125	10/31/22	21,784
10,350,000		United States Treasury Note		0.125	12/31/22	10,318
19,250,000		United States Treasury Note		0.125	03/31/23	19,161
3,780,000		United States Treasury Note		0.250	09/30/23	3,753
31,765,000		United States Treasury Note		2.875	09/30/23	32,976
2,500,000		United States Treasury Note		0.750	12/31/23	2,501
6,100,000		United States Treasury Note		2.625	12/31/23	6,327
1,525,000		United States Treasury Note		2.250	10/31/24	1,581
26,938,000		United States Treasury Note		0.875	12/15/24	26,968
18,842,000		United States Treasury Note		2.500	02/28/26	19,833
178,783,000		United States Treasury Note		1.250	12/31/26	178,587
15,031,000		United States Treasury Note		0.500	10/31/27	14,304
35,275,000		United States Treasury Note		0.625	11/30/27	33,785
28,250,000		United States Treasury Note		1.125	08/31/28	27,703
37,265,000		United States Treasury Note		1.375	12/31/28	37,131
29,957,000		United States Treasury Note		1.375	11/15/31	29,578
14,508,000		United States Treasury Note		1.875	02/15/41	14,360
4,700,000		United States Treasury Note		2.250	05/15/41	4,937
50,525,000		United States Treasury Note		1.750	08/15/41	48,986
6,000,000		United States Treasury Note		2.000	11/15/41	6,068
135,057,000		United States Treasury Note		2.000	08/15/51	137,674
		TOTAL U.S. TREASURY SECURITIES				749,089

		TOTAL GOVERNMENT BONDS				3,535,243
		(Cost $3,465,319)

STRUCTURED ASSETS - 3.9%

ASSET BACKED - 1.4%
99,904	g	AMSR Trust		1.819	04/17/37	100
		Series - 2020 SFR1 (Class A)
900,000	g	AMSR Trust		3.148	01/19/39	925
		Series - 2019 SFR1 (Class C)
800,000	g	AMSR Trust		3.247	01/19/39	817
		Series - 2019 SFR1 (Class D)
2,093,060	g,i	AREIT Trust	LIBOR 1 M + 1.134%	1.184	09/14/36	2,092
		Series - 2019 CRE3 (Class A)
35,340	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 1.005%	1.107	04/25/36	35
		Series - 2006 SD1 (Class M1)
4,500,000	g,i	BFLD Trust	LIBOR 1 M + 2.100%	2.210	10/15/35	4,496
		Series - 2020 EYP (Class C)
456

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$3,617,912	g	Capital Automotive REIT		3.870%	04/15/47	$3,618
		Series - 2017 1A (Class A1)
309,983	i	C-BASS Trust	LIBOR 1 M + 0.160%	0.262	07/25/36	303
		Series - 2006 CB6 (Class A1)
3,278,974	i	Chase Funding Loan Acquisition Trust	LIBOR 1 M + 0.855%	0.957	06/25/34	3,226
		Series - 2004 OPT1 (Class M1)
179,162	g	Corevest American Finance Trust		1.832	03/15/50	179
		Series - 2020 1 (Class A1)
1,497,394		Delta Air Lines Pass Through Trust		4.250	07/30/23	1,547
		Series - 2015 1 (Class B)
7,150,000		Delta Air Lines Pass Through Trust		3.204	04/25/24	7,392
		Series - 2019 1 (Class AA)
4,551,546		Delta Air Lines Pass Through Trust		2.000	06/10/28	4,450
		Series - 2020 1 (Class AA)
11,929,571		Delta Air Lines Pass Through Trust		2.500	06/10/28	11,878
		Series - 2020 1 (Class A)
172,062	g,i	Ellington Loan Acquisition Trust	LIBOR 1 M + 1.100%	1.202	05/25/37	172
		Series - 2007 2 (Class A2C)
3,896,248	g	GoodLeap Sustainable Home Solutions Trust		2.100	05/20/48	3,829
		Series - 2021 3CS (Class A)
4,237,617	g	GoodLeap Sustainable Home Solutions Trust		1.930	07/20/48	4,144
		Series - 2021 4GS (Class A)
15,750,000	g	GoodLeap Sustainable Home Solutions Trust		2.310	10/20/48	15,702
		Series - 2021 5CS (Class A)
3,160,654	g	HERO Funding Trust		3.840	09/21/40	3,273
		Series - 2015 1A (Class A)
920,799	g	HERO Funding Trust		3.990	09/21/40	962
		Series - 2014 2A (Class A)
1,560,449	g	HERO Funding Trust		3.750	09/20/41	1,613
		Series - 2016 2A (Class A)
1,473,072	g	HERO Funding Trust		4.050	09/20/41	1,536
		Series - 2016 1A (Class A)
568,314	g	HERO Funding Trust		3.080	09/20/42	582
		Series - 2016 3A (Class A1)
4,249,794	g	HERO Funding Trust		3.710	09/20/47	4,392
		Series - 2017 1A (Class A1)
4,267,557	g	HERO Funding Trust		3.190	09/20/48	4,367
		Series - 2017 3A (Class A1)
1,007,279	g	HERO Funding Trust		3.280	09/20/48	1,032
		Series - 2017 2A (Class A1)
4,597,158	g	HERO Funding Trust		4.670	09/20/48	4,827
		Series - 2018 1A (Class A2)
3,539,513	g	HERO Funding Trust		2.240	09/20/51	3,481
		Series - 2021 1A (Class A)
19,736	i	Home Equity Asset Trust	LIBOR 1 M + 1.500%	1.608	06/25/33	20
		Series - 2003 1 (Class M1)
599,972	g,i	Invitation Homes Trust	LIBOR 1 M + 1.250%	1.359	01/17/38	600
		Series - 2018 SFR4 (Class B)
480,371	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.320%	0.422	03/25/37	479
		Series - 2007 CH3 (Class A1B)
4,466,677	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	0.262	06/25/37	4,415
		Series - 2007 CH5 (Class A1)
3,986,255	g	Loanpal Solar Loan Ltd		2.290	01/20/48	3,985
		Series - 2021 1GS (Class A)
6,584,359	g	Loanpal Solar Loan Ltd		2.220	03/20/48	6,529
		Series - 2021 2GS (Class A)
457

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$2,418,632	†,g	Mosaic Solar Loan Trust		0.000%	04/20/46	$2,128
		Series - 2020 1A (Class R)
1,783,929	g	Mosaic Solar Loan Trust		2.100	04/20/46	1,789
		Series - 2020 1A (Class A)
2,468,831	g	Mosaic Solar Loan Trust		3.100	04/20/46	2,546
		Series - 2020 1A (Class B)
2,802,060	g	Mosaic Solar Loan Trust		2.050	12/20/46	2,768
		Series - 2021 1A (Class B)
4,093,308	g	Mosaic Solar Loan Trust		1.440	06/20/52	3,961
		Series - 2021 3A (Class A)
3,941,766	g	Mosaic Solar Loans LLC		3.820	06/22/43	4,099
		Series - 2017 2A (Class A)
4,390,172	g	Mosaic Solar Loans LLC		1.640	04/22/47	4,263
		Series - 2021 2A (Class A)
2,500,000	g	Progress Residential Trust		2.082	10/17/38	2,444
		Series - 2021 SFR8 (Class D)
750,000	g	Progress Residential Trust		2.711	11/17/40	731
		Series - 2021 SFR9 (Class D)
313,877	i	RASC Trust	LIBOR 1 M + 0.590%	3.080	08/25/35	314
		Series - 2005 KS8 (Class M4)
2,567,077	g	Renew		3.670	09/20/52	2,643
		Series - 2017 1A (Class A)
5,605,696	g	Renew		3.950	09/20/53	5,828
		Series - 2018 1 (Class A)
4,927,858	g	Renew		2.060	11/20/56	4,856
		Series - 2021 1 (Class A)
6,193,630		SCE Recovery Funding LLC		0.861	11/15/31	5,903
11,583	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	1.002	09/25/34	12
		Series - 2004 8 (Class M1)
48,488	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	1.102	09/25/34	49
		Series - 2004 8 (Class A9)
1,202,529	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	1.599	04/25/35	1,213
		Series - 2005 7XS (Class 2A1A)
7,333,657	g	Sunnova Helios VII Issuer LLC		2.030	10/20/48	7,255
		Series - 2021 C (Class A)
2,794,385	g	Sunrun Athena Issuer LLC		5.310	04/30/49	3,056
		Series - 2018 1 (Class A)
9,229,035	g	Sunrun Atlas Issuer LLC		3.610	02/01/55	9,657
		Series - 2019 2 (Class A)
6,080,000	g	Sunrun Callisto Issuer LLC		2.270	01/30/57	6,037
		Series - 2021 2A (Class A)
11,362,346	g	TES LLC		4.330	10/20/47	11,867
		Series - 2017 1A (Class A)
2,500,000	g	TES LLC		7.740	10/20/47	2,395
		Series - 2017 1A (Class B)
6,930,236	g	TES LLC		4.120	02/20/48	7,220
		Series - 2017 2A (Class A)
4,125,000	g	Tesla Auto Lease Trust		2.200	11/21/22	4,158
		Series - 2019 A (Class A4)
5,400,000	g	Tesla Auto Lease Trust		0.560	03/20/25	5,367
		Series - 2021 A (Class A3)
6,650,000	g	Tesla Auto Lease Trust		0.660	03/20/25	6,598
		Series - 2021 A (Class A4)
458

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$6,250,000	g	Tesla Auto Lease Trust		1.180%	03/20/25	$6,207
		Series - 2021 A (Class C)
4,500,000	g	Tesla Auto Lease Trust		0.600	09/22/25	4,445
		Series - 2021 B (Class A3)
5,000,000	g	Tesla Auto Lease Trust		0.630	09/22/25	4,932
		Series - 2021 B (Class A4)
9,500,000		Toyota Auto Receivables Owner Trust		0.260	11/17/25	9,408
		Series - 2021 B (Class A3)
9,900,000		Toyota Auto Receivables Owner Trust		0.530	10/15/26	9,696
		Series - 2021 B (Class A4)
1,066,367	g	Tricon American Homes Trust		2.928	01/17/36	1,072
		Series - 2017 SFR2 (Class A)
200,000	g	Tricon American Homes Trust		3.275	01/17/36	201
		Series - 2017 SFR2 (Class B)
475,000	g	Tricon American Homes Trust		2.049	07/17/38	467
		Series - 2020 SFR1 (Class B)
14,127,839	g	Vivint Colar Financing V LLC		4.730	04/30/48	15,038
		Series - 2018 1A (Class A)
5,044,787	g	Vivint Solar Financing VII LLC		2.210	07/31/51	4,939
		Series - 2020 1A (Class A)
		TOTAL ASSET BACKED				272,560

OTHER MORTGAGE BACKED - 2.5%
100,643	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	101
		Series - 2015 6 (Class A9)
4,075,000	g,i	Alen Mortgage Trust	LIBOR 1 M + 2.250%	2.360	04/15/34	4,067
		Series - 2021 ACEN (Class C)
123,233	i	Alternative Loan Trust	LIBOR 1 M + 0.750%	0.852	06/25/34	126
		Series - 2004 8CB (Class M1)
5,000,000	g	BANK		2.500	10/17/52	4,388
		Series - 2019 BN21 (Class D)
6,500,000	i	BANK		3.517	10/17/52	6,563
		Series - 2019 BN21 (Class C)
8,000,000	i	BANK		3.461	11/15/62	8,305
		Series - 2019 BN22 (Class C)
4,940,000	g,i	BBCMS Mortgage Trust		4.267	08/05/38	4,332
		Series - 2018 CHRS (Class E)
12,500,000	g	BBCMS Trust		3.593	09/15/32	12,559
		Series - 2015 MSQ (Class A)
3,600,000	g	BBCMS Trust		3.894	09/15/32	3,616
		Series - 2015 MSQ (Class B)
3,000,000	g,i	BBCMS Trust		3.688	02/15/53	3,090
		Series - 2020 C6 (Class F5TA)
1,000,000		Benchmark Mortgage Trust		3.419	08/15/52	1,071
		Series - 2019 B12 (Class AS)
8,870,000	g,i	Benchmark Mortgage Trust		3.899	03/15/62	9,270
		Series - 2019 B10 (Class 3CCA)
11,225,000	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.197%	1.307	10/15/38	11,155
		Series - 2021 XL2 (Class C)
2,000,000	i	CD Mortgage Trust		3.879	11/10/49	2,071
		Series - 2016 CD2 (Class B)
459

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$2,000,000	i	Citigroup Commercial Mortgage Trust		4.142%	04/10/48	$2,072
		Series - 2015 GC29 (Class C)
4,000,000		Citigroup Commercial Mortgage Trust		3.300	11/10/52	4,259
		Series - 2019 GC43 (Class AS)
3,115,000		Citigroup Commercial Mortgage Trust		3.018	08/10/56	3,249
		Series - 2019 GC41 (Class AS)
203,363	i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.750%	0.852	01/25/36	203
		Series - 2006 WFH1 (Class M4)
3,000,000	g,i	Cityline Commercial Mortgage Trust		2.778	11/10/31	3,051
		Series - 2016 CLNE (Class A)
3,740,000	g,i	COMM Mortgage Trust		3.413	10/10/29	3,803
		Series - 2017 PANW (Class B)
3,000,000	g,i	COMM Mortgage Trust		3.538	10/10/29	3,041
		Series - 2017 PANW (Class C)
5,120,000	g	COMM Mortgage Trust		4.353	08/10/30	5,308
		Series - 2013 300P (Class A1)
3,500,000	g,i	COMM Mortgage Trust		4.106	03/10/48	3,473
		Series - 2015 CR22 (Class D)
1,100,000	i	COMM Mortgage Trust		4.286	05/10/48	1,147
		Series - 2015 CR23 (Class C)
1,000,000	i	COMM Mortgage Trust		4.286	05/10/48	991
		Series - 2015 CR23 (Class D)
2,500,000	i	COMM Mortgage Trust		3.463	08/10/48	2,308
		Series - 2015 CR24 (Class D)
1,000,000		COMM Mortgage Trust		3.263	08/15/57	1,055
		Series - 2019 GC44 (Class AM)
1,472,373	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	2.703	05/25/24	1,500
		Series - 2014 C02 (Class 1M2)
3,995,233	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	3.103	07/25/24	4,057
		Series - 2014 C03 (Class 1M2)
2,800,000	g,i	Connecticut Avenue Securities		3.350	11/25/41	2,821
		Series - 2021 R02 (Class 2B1)
1,155,000	g,i	Connecticut Avenue Securities Trust		1.600	10/25/41	1,156
		Series - 2021 R01 (Class 1M2)
250,000	g,i	Connecticut Avenue Securities Trust		1.700	12/25/41	250
		Series - 2021 R03 (Class 1M2)
1,685,000	g,i	Connecticut Avenue Securities Trust		2.800	12/25/41	1,685
		Series - 2021 R03 (Class 1B1)
15,000,000	g	CPT Mortgage Trust		2.865	11/13/39	15,605
		Series - 2019 CPT (Class A)
2,000,000	g,i	CPT Mortgage Trust		2.997	11/13/39	1,904
		Series - 2019 CPT (Class E)
5,000,000	g,i	Credit Suisse Commercial Mortgage Trust		3.728	11/10/32	5,134
		Series - 2017 CALI (Class B)
1,631,295	g,i	Credit Suisse Commercial Mortgage Trust		3.500	02/25/48	1,645
		Series - 2018 J1 (Class A11)
3,922,000	g,i	Credit Suisse Mortgage Capital Certificates		2.405	10/25/66	3,919
		Series - 2021 NQM8 (Class A3)
6,650,000	g,i	CSAIL Commercial Mortgage Trust		3.677	06/15/37	6,740
		Series - 2017 C8 (Class 85BA)
6,100,000	g,i	CSAIL Commercial Mortgage Trust		3.677	06/15/37	5,905
		Series - 2017 C8 (Class 85BB)
460

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$2,000,000	g,i	CSMC Series		3.388%	10/25/59	$2,024
		Series - 2019 NQM1 (Class M1)
2,340,454	g,i	CSMC Trust		3.500	02/25/48	2,376
		Series - 2018 J1 (Class A2)
102,725,000	g,i	DOLP Trust		0.665	05/10/41	5,030
		Series - 2021 NYC (Class X)
12,500,000	g,i	ELP Commercial Mortgage Trust	LIBOR 1 M + 1.320%	1.430	11/15/38	12,426
		Series - 2021 ELP (Class C)
7,500,000	g,i	ELP Commercial Mortgage Trust	LIBOR 1 M + 2.118%	2.228	11/15/38	7,456
		Series - 2021 ELP (Class E)
405,880	i	Fieldstone Mortgage Investment Trust	LIBOR 1 M + 0.735%	0.837	12/25/35	405
		Series - 2005 2 (Class M2)
644,195	g,i	FirstKey Mortgage Trust		3.500	11/25/44	651
		Series - 2014 1 (Class A8)
545,732	g,i	Flagstar Mortgage Trust		4.080	10/25/47	552
		Series - 2017 2 (Class B3)
100,415	g,i	Flagstar Mortgage Trust		4.000	09/25/48	101
		Series - 2018 5 (Class A11)
1,551,982	g,i	Flagstar Mortgage Trust		2.500	04/25/51	1,538
		Series - 2021 2 (Class A4)
4,787,968	g,i	Flagstar Mortgage Trust		2.500	06/01/51	4,755
		Series - 2021 4 (Class A21)
13,187,944	g,i	Flagstar Mortgage Trust		3.000	10/25/51	13,378
		Series - 2021 10IN (Class A1)
10,260,000		Freddie Mac Multiclass Certificates Series		1.878	01/25/31	10,412
		Series - 2021 P009 (Class A2)
6,794,994		Freddie Mac Multifamily ML Certificates		1.877	07/25/37	6,742
		Series - 2021 ML08 (Class )
40,267,322	†,i	Freddie Mac Multifamily ML Certificates		1.768	11/25/37	6,467
		Series - 2021 ML08 (Class XCA)
3,218,850		Freddie Mac Multifamily ML Certificates		1.896	11/25/37	3,202
		Series - 2021 ML08 (Class )
16,738,084		Freddie Mac Multifamily ML Certificates		2.340	07/25/41	17,449
		Series - 2021 ML12 (Class AUS)
4,829,758		Freddie Mac Multifamily Structured Pass Through Certificates		1.555	01/25/36	4,716
		Series - 2020 Q014 (Class A1)
6,140,000		Freddie Mac Multifamily Variable Rate Certificate		1.761	09/15/38	6,357
		Series - 2020 M061 (Class A)
1,520,000	g,i	Freddie Mac STACR REMIC Trust		2.100	12/25/33	1,523
		Series - 2021 HQA2 (Class M2)
2,860,000	g,i	Freddie Mac STACR REMIC Trust		1.700	01/25/34	2,872
		Series - 2021 DNA5 (Class M2)
429,669	g,i	GS Mortage-Backed Securities Trust		3.687	05/25/50	436
		Series - 2020 PJ1 (Class B2)
2,000,000	g,i	GS Mortgage Securities Trust	LIBOR 1 M + 1.090%	1.200	10/15/31	1,999
		Series - 2018 HART (Class A)
3,000,000		GS Mortgage Securities Trust		3.143	10/10/49	3,118
		Series - 2016 GS3 (Class AS)
830,000	i	GS Mortgage Securities Trust		3.961	11/10/49	812
		Series - 2016 GS4 (Class C)
1,183,478	g,i	GS Mortgage-Backed Securities Corp Trust		3.500	07/25/50	1,191
		Series - 2020 PJ2 (Class A4)
471,679	g,i	GS Mortgage-Backed Securities Corp Trust		3.000	01/25/51	476
		Series - 2020 PJ4 (Class A4)
461

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$369,355	i	GS Mortgage-Backed Securities Corp Trust		3.000%	03/27/51	$373
		Series - 2020 PJ5 (Class A4)
1,128,743	g,i	GS Mortgage-Backed Securities Corp Trust		2.500	05/25/51	1,117
		Series - 2020 PJ6 (Class A4)
3,036,492	g,i	GS Mortgage-Backed Securities Corp Trust		2.500	10/25/51	3,010
		Series - 2021 PJ5 (Class A4)
1,235,708	g,i	GS Mortgage-Backed Securities Trust		2.500	07/25/51	1,222
		Series - 2021 PJ2 (Class A4)
11,672,370	g,i	GS Mortgage-Backed Securities Trust		2.500	01/25/52	11,580
		Series - 2021 PJ7 (Class A4)
5,248,476	g,i	GS Mortgage-Backed Securities Trust		2.500	01/25/52	5,204
		Series - 2021 PJ8 (Class A4)
9,095,307	g,i	GS MortSecurities Trust		2.500	11/25/51	9,021
		Series - 2021 PJ6 (Class A4)
790,417	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	0.724	08/19/45	797
		Series - 2005 11 (Class 2A1A)
6,000,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	6,222
		Series - 2016 10HY (Class A)
5,000,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	5,159
		Series - 2016 10HY (Class B)
5,000,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	5,089
		Series - 2016 10HY (Class C)
7,000,000	g	Hudson Yards Mortgage Trust		3.228	07/10/39	7,461
		Series - 2019 30HY (Class A)
1,000,000	g,i	Hudson Yards Mortgage Trust		2.943	12/10/41	981
		Series - 2019 55HY (Class D)
7,000,000	g,i	Hudson Yards Mortgage Trust		2.943	12/10/41	6,727
		Series - 2019 55HY (Class E)
2,500,000	g,i	Hudson Yards Mortgage Trust		2.943	12/10/41	2,313
		Series - 2019 55HY (Class F)
174,807	i	Impac CMB Trust	LIBOR 1 M + 0.660%	0.762	03/25/35	179
		Series - 2004 11 (Class 2A1)
480,000	g,i	Imperial Fund Mortgage Trust		3.531	10/25/55	487
		Series - 2020 NQM1 (Class M1)
2,800,000		JP Morgan Chase Commercial Mortgage Securities Corp		3.372	12/15/47	2,856
		Series - 2013 C10 (Class AS)
2,504,262	g,i	JP Morgan Mortgage Trust	LIBOR 1 M - 0.000%	2.116	12/25/44	2,551
		Series - 2015 1 (Class B1)
122,262	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	123
		Series - 2015 3 (Class A19)
557,227	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	555
		Series - 2015 6 (Class A13)
293,990	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	297
		Series - 2016 1 (Class A13)
287,937	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	290
		Series - 2017 2 (Class A13)
254,794	g,i	JP Morgan Mortgage Trust		3.500	09/25/48	254
		Series - 2018 3 (Class A13)
171,642	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	172
		Series - 2018 4 (Class A13)
881,046	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	889
		Series - 2018 5 (Class A13)
883,755	g,i	JP Morgan Mortgage Trust		3.063	10/26/48	910
		Series - 2017 5 (Class A2)
184,809	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	186
		Series - 2018 8 (Class A13)
462

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$319,564	g,i	JP Morgan Mortgage Trust		4.000%	02/25/49	$322
		Series - 2018 9 (Class A13)
58,013	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	58
		Series - 2019 1 (Class A3)
376,388	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	378
		Series - 2019 1 (Class A15)
137,937	g,i	JP Morgan Mortgage Trust		4.681	09/25/49	137
		Series - 2019 3 (Class B1)
754,670	g,i	JP Morgan Mortgage Trust	LIBOR 1 M + 0.950%	1.052	10/25/49	758
		Series - 2019 INV1 (Class A11)
1,619,083	g,i	JP Morgan Mortgage Trust		3.871	06/25/50	1,676
		Series - 2020 1 (Class B2)
4,838,738	g,i	JP Morgan Mortgage Trust		2.500	10/25/51	4,796
		Series - 2021 6 (Class A15)
2,504,199	g,i	JP Morgan Mortgage Trust		2.500	11/25/51	2,474
		Series - 2021 7 (Class A15)
3,190,390	g,i	JP Morgan Mortgage Trust		2.500	12/25/51	3,172
		Series - 2021 8 (Class A15)
4,592,396	g,i	JP Morgan Mortgage Trust		2.500	01/25/52	4,552
		Series - 2021 11 (Class A15)
6,610,000	g,i	JP Morgan Mortgage Trust		2.500	06/25/52	6,535
		Series - 2021 15 (Class A15)
10,000,000	g	Liberty Street Trust		3.597	02/10/36	10,565
		Series - 2016 225L (Class A)
4,000,000	g,i	MAD Mortgage Trust		3.188	08/15/34	4,047
		Series - 2017 330M (Class A)
4,000,000	g,i	MAD Mortgage Trust		3.366	08/15/34	4,042
		Series - 2017 330M (Class B)
3,000,000	g,i	Manhattan West		2.335	09/10/39	2,955
		Series - 2020 1MW (Class C)
298,285	i	Morgan Stanley Capital I Trust	LIBOR 1 M + 0.825%	0.927	08/25/34	296
		Series - 2004 HE6 (Class M1)
132,584	†,i	Morgan Stanley Capital I Trust		6.261	12/12/49	71
		Series - 2007 IQ16 (Class AJFX)
1,089,687	g,i	Morgan Stanley Residential Mortgage Loan Trust		2.500	07/25/51	1,098
		Series - 2021 4 (Class A4)
4,336,685	g,i	Morgan Stanley Residential Mortgage Loan Trust		2.500	08/25/51	4,299
		Series - 2021 5 (Class A9)
3,382,440	g,i	Morgan Stanley Residential Mortgage Loan Trust		2.500	09/25/51	3,407
		Series - 2021 6 (Class A4)
2,800,207	g,i	Morgan Stanley Residential Mortgage Loan Trust		2.500	09/25/51	2,776
		Series - 2021 6 (Class A9)
3,000,000	g,i	MSDB Trust		3.316	07/11/39	3,137
		Series - 2017 712F (Class A)
5,750,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.500%	1.610	07/15/36	5,750
		Series - 2019 MILE (Class A)
9,000,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 3.500%	3.610	07/15/36	8,980
		Series - 2019 MILE (Class E)
1,500,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 4.250%	4.360	07/15/36	1,490
		Series - 2019 MILE (Class F)
784,217	g,i	New Residential Mortgage Loan Trust		2.797	09/25/59	784
		Series - 2019 NQM4 (Class A3)
463

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$470,000	g,i	New Residential Mortgage Loan Trust		2.986%	09/25/59	$469
		Series - 2019 NQM4 (Class M1)
70,573	i	New York Mortgage Trust	LIBOR 1 M + 0.480%	0.582	02/25/36	71
		Series - 2005 3 (Class A1)
5,629,444	g,i	OBX Trust		2.500	07/25/51	5,560
		Series - 2021 J2 (Class A19)
483,193	g,i	OBX Trust	LIBOR 1 M + 0.650%	0.752	06/25/57	484
		Series - 2018 1 (Class A2)
1,756,467	g,i	Oceanview Mortgage Trust		2.500	05/25/51	1,740
		Series - 2021 1 (Class A19)
11,800,000	g	One Bryant Park Trust		2.516	09/15/54	11,941
		Series - 2019 OBP (Class A)
3,900,000	g	One Market Plaza Trust		3.614	02/10/32	3,910
		Series - 2017 1MKT (Class A)
588,176	g,i	Sequoia Mortgage Trust		3.500	05/25/45	593
		Series - 2015 2 (Class A1)
240,865	g,i	Sequoia Mortgage Trust		3.500	06/25/46	243
		Series - 2016 1 (Class A19)
8,851	g,i	Sequoia Mortgage Trust		3.500	11/25/46	9
		Series - 2016 3 (Class A10)
560,195	g,i	Sequoia Mortgage Trust		3.500	04/25/47	564
		Series - 2017 3 (Class A19)
693,406	g,i	Sequoia Mortgage Trust		3.760	09/25/47	701
		Series - 2017 6 (Class B1)
160,193	g,i	Sequoia Mortgage Trust		3.500	02/25/48	162
		Series - 2018 2 (Class A1)
128,154	g,i	Sequoia Mortgage Trust		3.500	02/25/48	129
		Series - 2018 2 (Class A19)
24,461	g,i	Sequoia Mortgage Trust		4.000	09/25/48	25
		Series - 2018 7 (Class A19)
5,824	g,i	Sequoia Mortgage Trust		4.000	11/25/48	6
		Series - 2018 8 (Class A19)
465,725	g,i	Sequoia Mortgage Trust		4.000	06/25/49	470
		Series - 2019 2 (Class A1)
110,205	g,i	Sequoia Mortgage Trust		4.000	06/25/49	111
		Series - 2019 2 (Class A19)
375,455	g,i	Sequoia Mortgage Trust		3.500	11/25/49	374
		Series - 2019 4 (Class A1)
462,671	g,i	Sequoia Mortgage Trust		3.500	12/25/49	470
		Series - 2019 5 (Class A1)
258,551	g,i	Sequoia Mortgage Trust		3.500	12/25/49	262
		Series - 2019 5 (Class A19)
1,388,009	g,i	Sequoia Mortgage Trust		3.500	03/25/50	1,404
		Series - 2020 2 (Class A1)
1,172,689	g,i	Sequoia Mortgage Trust		3.000	04/25/50	1,186
		Series - 2020 3 (Class A19)
2,804,331	g,i	Sequoia Mortgage Trust		2.500	06/25/51	2,776
		Series - 2021 4 (Class A19)
488,606	g,i	Shellpoint Co-Originator Trust		3.500	10/25/47	491
		Series - 2017 2 (Class A1)
14,390,000	g	SLG Office Trust		2.585	07/15/41	14,725
		Series - 2021 OVA (Class A)
154,364	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	1.303	10/25/29	154
		Series - 2017 DNA2 (Class M1)
2,213,636	i	STACR	LIBOR 1 M + 2.300%	2.472	08/25/30	2,239
		Series - 2018 HQA1 (Class M2)
464

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$85,000	g,i	STACR	2.300%	08/25/33	$86
		Series - 2021 HQA1 (Class M2)
5,350,000	g,i	STACR	2.150	10/25/33	5,446
		Series - 2021 DNA3 (Class M2)
75,568	g,i	STACR	3.730	02/25/48	75
		Series - 2018 SPI1 (Class M2)
136,273	g,i	STACR	3.808	05/25/48	136
		Series - 2018 SPI2 (Class M2)
65,000	g,i	STACR	4.050	11/25/50	68
		Series - 2020 HQA5 (Class B1)
1,600,000	g,i	Verus Securitization Trust	3.139	07/25/59	1,605
		Series - 2019 3 (Class M1)
982,000	g,i	Verus Securitization Trust	3.207	11/25/59	992
		Series - 2019 4 (Class M1)
807,772	g	Verus Securitization Trust	1.733	05/25/65	805
		Series - 2020 5 (Class A3)
3,275,236	g,i	Verus Securitization Trust	2.240	10/25/66	3,267
		Series - 2021 7 (Class A3)
1,030,000		Wells Fargo Commercial Mortgage Trust	3.539	10/15/45	1,043
		Series - 2012 LC5 (Class AS)
110,697	g,i	Wells Fargo Mortgage Backed Securities Trust	4.000	04/25/49	110
		Series - 2019 2 (Class A17)
331,175	g,i	Wells Fargo Mortgage Backed Securities Trust	3.000	07/25/50	334
		Series - 2020 4 (Class A17)
5,848,645	g,i	Wells Fargo Mortgage Backed Securities Trust	2.500	06/25/51	5,794
		Series - 2021 2 (Class A17)
221,204	g,i	WinWater Mortgage Loan Trust	3.906	06/20/44	221
		Series - 2014 1 (Class B4)
		TOTAL OTHER MORTGAGE BACKED			501,290

		TOTAL STRUCTURED ASSETS			773,850
		(Cost $772,284)

		TOTAL BONDS			7,645,948
		(Cost $7,513,234)

SHARES		COMPANY
COMMON STOCKS - 59.8%

AUTOMOBILES & COMPONENTS - 1.8%
211,252	*	American Axle & Manufacturing Holdings, Inc			1,971
119,198	*	Aptiv plc			19,662
157,863		Bayerische Motoren Werke AG.			15,793
61,010		Bayerische Motoren Werke AG. (Preference)			5,059
14,525		BorgWarner, Inc			655
187,486		Daimler AG. (Registered)			14,325
207,582		Denso Corp			17,202
146,222	*,e	Lordstown Motors Corp			504
169,939		Magna International, Inc			13,750
78,081		Michelin (C.G.D.E.) (Class B)			12,788
142,100		Stanley Electric Co Ltd			3,568
178,349	*	Tesla, Inc			188,476
2,417,500	*	Toyota Motor Corp			44,682
243,482		Valeo S.A.			7,343
202,382	*,e	Workhorse Group, Inc			882
		TOTAL AUTOMOBILES & COMPONENTS			346,660
465

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
BANKS - 3.1%
2,364		Ameris Bancorp	$117
27,986		Associated Banc-Corp	632
1,009,452		Australia & New Zealand Banking Group Ltd	20,221
2,600,974		Banco Bilbao Vizcaya Argentaria S.A.	15,426
1,249,895		Bank Hapoalim Ltd	12,864
206,061		Bank of Montreal	22,185
378,879		Bank of Nova Scotia	26,822
50,471		Bank OZK	2,348
2,405		Banner Corp	146
50,885		Berkshire Hills Bancorp, Inc	1,447
362,625		BNP Paribas S.A.	25,072
3,966,000		BOC Hong Kong Holdings Ltd	13,007
8,511		Brookline Bancorp, Inc	138
10,169		Bryn Mawr Bank Corp	458
1,840		Cadence BanCorp	55
3,827,772		CaixaBank S.A.	10,456
6,038		Camden National Corp	291
162,922		Canadian Imperial Bank of Commerce	18,991
892,785		Citigroup, Inc	53,915
498,982		Citizens Financial Group, Inc	23,577
2,120		Columbia Banking System, Inc	69
113,045		Comerica, Inc	9,835
784		Commerce Bancshares, Inc	54
434,454		Commonwealth Bank of Australia	31,937
889		Community Trust Bancorp, Inc	39
3,881		Cullen/Frost Bankers, Inc	489
49,821	*	Customers Bancorp, Inc	3,257
747,493		DBS Group Holdings Ltd	18,104
84,052		Erste Bank der Oesterreichischen Sparkassen AG.	3,940
7,467		Federal Agricultural Mortgage Corp (FAMC)	925
7,030		First Busey Corp	191
47,521		First Republic Bank	9,814
1,019		Glacier Bancorp, Inc	58
56,928		Great Western Bancorp, Inc	1,933
1,984		Hancock Whitney Corp	99
680,700		Hang Seng Bank Ltd	12,465
10,817		Heartland Financial USA, Inc	548
4,964		Heritage Financial Corp	121
22,048		HomeStreet, Inc	1,147
4,199,909		HSBC Holdings plc	25,364
303,495		Huntington Bancshares, Inc	4,680
466

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
7,236,339		Intesa Sanpaolo S.p.A.	$18,691
122,862		KBC Groep NV	10,557
229,018		Keycorp	5,297
25,729		Live Oak Bancshares, Inc	2,246
291,686		MGIC Investment Corp	4,206
17,431	*	Mr Cooper Group, Inc	725
27,409		National Bank Holdings Corp	1,204
28,534		National Bank of Canada	2,175
938		NBT Bancorp, Inc	36
9,051		Old National Bancorp	164
1,100		Oversea-Chinese Banking Corp	9
179,441		People’s United Financial, Inc	3,198
56,233		Pinnacle Financial Partners, Inc	5,370
258,107		PNC Financial Services Group, Inc	51,756
714,787		Regions Financial Corp	15,582
2,027,100		Resona Holdings, Inc	7,878
926,229		Skandinaviska Enskilda Banken AB (Class A)	12,859
447,897		Societe Generale	15,394
2,041,856		Standard Chartered plc	12,416
301,200		Sumitomo Mitsui Trust Holdings, Inc	10,072
20,449	*	SVB Financial Group	13,869
1,113,834		Svenska Handelsbanken AB	12,038
2,226	*	Texas Capital Bancshares, Inc	134
6,965		TFS Financial Corp	125
20,196	*	The Bancorp, Inc	511
4,787		Trico Bancshares	206
33,943	*	Tristate Capital Holdings, Inc	1,027
548,557		Truist Financial Corp	32,118
1,700		Trustmark Corp	55
2,114		UMB Financial Corp	224
2,050		Umpqua Holdings Corp	39
18,027		Univest Financial Corp	539
3,957		Webster Financial Corp	221
2,021		Westamerica Bancorporation	117
1,110		Wintrust Financial Corp	101
1,706		WSFS Financial Corp	86
57,728		Zions Bancorporation	3,646
		TOTAL BANKS	618,128

CAPITAL GOODS - 4.1%
227,489		3M Co	40,409
353,727		ABB Ltd	13,482
467

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
790		Acuity Brands, Inc	$167
247		Allegion plc	33
186,861		Ashtead Group plc	15,064
167,866		Assa Abloy AB	5,117
214,258		Atlas Copco AB (A Shares)	14,805
202,746		Atlas Copco AB (B Shares)	11,909
90,628	*	Axon Enterprise, Inc	14,229
250,209	*,e	Ballard Power Systems, Inc	3,143
688	*	Beacon Roofing Supply, Inc	40
243,450	*	Bloom Energy Corp	5,339
237,076		Bouygues S.A.	8,486
38,706		Brenntag AG.	3,495
353,323	*	CAE, Inc	8,913
18,395		Carlisle Cos, Inc	4,564
258,917		Carrier Global Corp	14,044
285,113		Caterpillar, Inc	58,944
731,123		CNH Industrial NV	14,136
38,004		Cummins, Inc	8,290
77,587		Curtiss-Wright Corp	10,759
38,900		Daifuku Co Ltd	3,181
84,700		Daikin Industries Ltd	19,186
93,743	*	Daimler Truck Holding AG.	3,446
92,545		DCC plc	7,576
159,524		Deere & Co	54,699
396		Dover Corp	72
191,855		Eaton Corp	33,156
28,212		Eiffage S.A.	2,909
1,733		EMCOR Group, Inc	221
53,308		Emerson Electric Co	4,956
126,277		Fastenal Co	8,089
99,134		Ferguson plc	17,609
106,189		Fortive Corp	8,101
1,653		Fortune Brands Home & Security, Inc	177
422	*	Generac Holdings, Inc	149
12,219		Herc Holdings, Inc	1,913
149,572	*	Hexcel Corp	7,748
58,000	*	Hitachi Construction Machinery Co Ltd	1,676
1,811		IDEX Corp	428
171,542		Illinois Tool Works, Inc	42,337
342,973		Johnson Controls International plc	27,887
303,500		Kajima Corp	3,488
1,335,270		Keppel Corp Ltd	5,078
468

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
417,800		Komatsu Ltd	$9,771
573,800		Kubota Corp	12,759
14,151		Legrand S.A.	1,657
86		Lennox International, Inc	28
181,419		Masco Corp	12,739
103,077	*	Mercury Systems, Inc	5,675
532,200		Mitsubishi Corp	16,899
24,647		Moog, Inc (Class A)	1,996
59,826		MTU Aero Engines Holding AG.	12,147
4,501	*	MYR Group, Inc	498
333,800		Obayashi Corp	2,583
7,069		Owens Corning, Inc	640
66,313		PACCAR, Inc	5,853
43,564	*	PAE, Inc	433
50,923		Parker-Hannifin Corp	16,200
41,431		Rockwell Automation, Inc	14,453
39,756		Roper Technologies Inc	19,554
4,744		Rush Enterprises, Inc (Class A)	264
297,860		Sandvik AB	8,302
156,517		Schneider Electric S.A.	30,771
355,600		Shimizu Corp	2,205
201,991		Siemens AG.	34,985
829,300		Singapore Technologies Engineering Ltd	2,314
10,969		Skanska AB (B Shares)	283
29,742		SKF AB (B Shares)	703
10,254		Snap-On, Inc	2,209
73,935		Trane Technologies plc	14,937
32,283	*	United Rentals, Inc	10,727
20,908	*	Vectrus, Inc	957
232,500		Vestas Wind Systems A.S.	7,081
697,434		Volvo AB (B Shares)	16,129
14,019		W.W. Grainger, Inc	7,265
1,964		Wabash National Corp	38
350,496		Wartsila Oyj (B Shares)	4,916
3,684	*	WESCO International, Inc	485
38,384		Woodward Inc	4,202
12,800		WSP Global, Inc	1,858
39,243		Xylem, Inc	4,706
		TOTAL CAPITAL GOODS	798,672

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
834		ABM Industries, Inc	34
11,940		ACCO Brands Corp	99
469

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
134,701		Adecco S.A.	$6,864
295,491		ADT, Inc	2,485
1,000	*	ASGN Inc	123
372		Booz Allen Hamilton Holding Co	32
3,969		Brambles Ltd	31
16,903		Cintas Corp	7,491
299,733	*	Copart, Inc	45,445
12,844	*	FTI Consulting, Inc	1,971
5,059		Heidrick & Struggles International, Inc	221
309,428		IHS Markit Ltd	41,129
125,772		Intertek Group plc	9,595
219,671	*	KAR Auction Services, Inc	3,431
45,168		Kelly Services, Inc (Class A)	757
37,666		Randstad Holdings NV	2,569
319,000		Recruit Holdings Co Ltd	19,413
674,477		RELX plc (London)	22,020
304		Ritchie Bros Auctioneers, Inc	19
55,353		Robert Half International, Inc	6,173
1,100		Secom Co Ltd	76
3,476		SGS S.A.	11,588
13,606		Teleperformance	6,083
126,568		TransUnion	15,008
2,948	*	TriNet Group, Inc	281
15,743		Verisk Analytics, Inc	3,601
153,725		Waste Management, Inc	25,657
29,805		Wolters Kluwer NV	3,508
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	235,704

CONSUMER DURABLES & APPAREL - 1.3%
63,624		Adidas-Salomon AG.	18,320
540,582		Barratt Developments plc	5,489
67,810		Berkeley Group Holdings plc	4,391
92,878		Burberry Group plc	2,292
15,787	*	Callaway Golf Co	433
51,782		DR Horton, Inc	5,616
104,411		Essilor International S.A.	22,227
46,726		Ethan Allen Interiors, Inc	1,228
58,468	*	GoPro, Inc	603
9,916	*	Green Brick Partners, Inc	301
804		Hasbro, Inc	82
6,871		Hermes International	12,006
25,198	*	iRobot Corp	1,660
470

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
18,915	*	Lovesac Co	$1,253
28,998	*	Lululemon Athletica, Inc	11,351
10,439		Newell Brands Inc	228
443,605		Nike, Inc (Class B)	73,936
1,991	*	NVR, Inc	11,765
990,000		Panasonic Corp	10,883
23,595		Pandora AS	2,935
38,776		Persimmon plc	1,503
714		Pulte Homes, Inc	41
9,035		Puma AG. Rudolf Dassler Sport	1,103
1,667		PVH Corp	178
6,447		SEB S.A.	1,005
296,900		Sekisui House Ltd	6,388
141,735	*	Sonos, Inc	4,224
311,100		Sony Corp	39,285
1,162,041		Taylor Wimpey plc	2,770
80,777	*	Tupperware Brands Corp	1,235
64,187		VF Corp	4,700
		TOTAL CONSUMER DURABLES & APPAREL	249,431

CONSUMER SERVICES - 1.3%
138,079	*	Accor S.A.	4,476
30,274	*	American Public Education, Inc	674
23,897	*	Booking Holdings, Inc	57,334
35,108	*	Bright Horizons Family Solutions	4,419
29,278		Carriage Services, Inc	1,887
781,741	*	Compass Group plc	17,600
46,354		Darden Restaurants, Inc	6,983
85,084	*	Dave & Buster’s Entertainment, Inc	3,267
25,226		Domino’s Pizza, Inc	14,236
40,919	*	El Pollo Loco Holdings, Inc	581
4,469		Graham Holdings Co	2,815
251,538	*	Hilton Worldwide Holdings, Inc	39,237
168		IDP Education Ltd	4
177,301	*	InterContinental Hotels Group plc	11,462
65,700		Oriental Land Co Ltd	11,079
30,085	*	Planet Fitness, Inc	2,725
3,541	*	Shake Shack, Inc	256
78,908	*	Six Flags Entertainment Corp	3,360
540,313		Starbucks Corp	63,200
92,092	*	Terminix Global Holdings, Inc	4,165
20,491		Vail Resorts, Inc	6,719
471

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
81,211	e	Wendy’s	$1,937
129,335	*	Whitbread plc	5,261
26,116	*	WW International Inc	421
		TOTAL CONSUMER SERVICES	264,098

DIVERSIFIED FINANCIALS - 3.8%
725,995		3i Group plc	14,232
189,176		Ally Financial, Inc	9,007
350,364		American Express Co	57,319
65,740		Ameriprise Financial, Inc	19,831
63,534	g	Amundi S.A.	5,241
24,514		Annaly Capital Management, Inc	192
538,689		Bank of New York Mellon Corp	31,287
66,998		BlackRock, Inc	61,341
392,269		Brookfield Asset Management, Inc	23,689
716,294		Charles Schwab Corp	60,240
136,040		CME Group, Inc	31,080
47,319		Deutsche Boerse AG.	7,901
333,909		Discover Financial Services	38,586
39,964		Eurazeo	3,487
9,442		Factset Research Systems, Inc	4,589
103,844		Franklin Resources, Inc	3,478
39,027		Goldman Sachs Group, Inc	14,930
10,629	*	Green Dot Corp	385
390,146		Hong Kong Exchanges and Clearing Ltd	22,817
379,244		Intercontinental Exchange Group, Inc	51,869
43,051		Invesco Ltd	991
231,196	*	Kinnevik AB	8,220
157,367		London Stock Exchange Group plc	14,803
127,179		Macquarie Group Ltd	19,011
19,831		MarketAxess Holdings, Inc	8,156
83,317		Moody’s Corp	32,542
595,136		Morgan Stanley	58,418
24,409		Nasdaq Inc	5,126
281,900	*	Nomura Holdings, Inc	1,228
126,073		Northern Trust Corp	15,080
5,978	*	PRA Group, Inc	300
2,150	*	PROG Holdings, Inc	97
122,346		S&P Global, Inc	57,739
126,498		Schroders plc	6,106
2,200		Singapore Exchange Ltd	15
2,304,641		Standard Life Aberdeen plc	7,508
131,993		State Street Corp	12,275
472

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
68,699		T Rowe Price Group, Inc	$13,509
32,500		Tokyo Century Corp	1,578
1,219,136		UBS Group AG	21,883
27,954		Voya Financial, Inc	1,854
26,666		Wendel	3,195
		TOTAL DIVERSIFIED FINANCIALS	751,135

ENERGY - 1.9%
380,386		Antero Midstream Corp	3,682
174,861		APA Corp	4,702
277,322		Baker Hughes Co	6,672
1,028,738		Cenovus Energy, Inc	12,614
3,725	*	ChampionX Corp	75
140,902		Cheniere Energy, Inc	14,290
773,232		ConocoPhillips	55,812
2,773	*	Delek US Holdings, Inc	42
174		Devon Energy Corp	8
622,360		Enbridge, Inc	24,310
20,400		ENEOS Holdings, Inc	76
1,229,412		ENI S.p.A.	17,086
137,130		EOG Resources, Inc	12,181
219,457	*	EQT Corp	4,786
544,048		Equinor ASA	14,406
547,391		Galp Energia SGPS S.A.	5,311
588		Halliburton Co	13
102,038		Hess Corp	7,554
100,631		Imperial Oil Ltd	3,629
11,900		Inpex Holdings, Inc	104
5,808	e	Keyera Corp	131
1,005,414		Kinder Morgan, Inc	15,946
725,888	*	Kosmos Energy Ltd	2,512
1,472,099		Marathon Oil Corp	24,172
1,757		Marathon Petroleum Corp	112
273,168		Neste Oil Oyj	13,444
730,958		NOV, Inc	9,905
2,570		Occidental Petroleum Corp	75
5,830	*	Oceaneering International, Inc	66
151,704		OMV AG.	8,579
25,563		ONEOK, Inc	1,502
65,921		Parkland Corp	1,812
638		Pioneer Natural Resources Co	116
1,037,413		Repsol YPF S.A.	12,286
1,086,320		Schlumberger Ltd	32,535
473

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
774,216	*	Southwestern Energy Co	$3,608
697,888		Suncor Energy, Inc	17,462
1,300		Tenaris S.A.	14
670,596	e	Total S.A.	34,134
212,679		Valero Energy Corp	15,974
2,653		Woodside Petroleum Ltd	42
		TOTAL ENERGY	381,780

FOOD & STAPLES RETAILING - 0.6%
293,800		Aeon Co Ltd	6,924
354,454		Alimentation Couche-Tard, Inc	14,851
203,289	*	BJ’s Wholesale Club Holdings, Inc	13,614
253,286		Coles Group Ltd	3,305
77,367		George Weston Ltd	8,970
1,743,514		J Sainsbury plc	6,517
1,474		Jeronimo Martins SGPS S.A.	34
98,864		Kesko Oyj (B Shares)	3,295
800		Lawson, Inc	38
138,558		Loblaw Cos Ltd	11,352
37,655		Metro, Inc	2,004
51,050	*	Performance Food Group Co	2,343
38,843		Pricesmart, Inc	2,842
63,935		SpartanNash Co	1,647
209,998	*	Sprouts Farmers Market, Inc	6,233
4,087,739		Tesco plc	16,094
95,857	*	United Natural Foods, Inc	4,705
259,850	*	US Foods Holding Corp	9,050
339,683		Woolworths Ltd	9,390
		TOTAL FOOD & STAPLES RETAILING	123,208

FOOD, BEVERAGE & TOBACCO - 2.1%
282,500		Ajinomoto Co, Inc	8,600
78,364		Archer-Daniels-Midland Co	5,297
383,095		Associated British Foods plc	10,487
3,904		Barry Callebaut AG.	9,477
50,699	*,e	Beyond Meat, Inc	3,303
1,758		Bunge Ltd	164
54,454		Campbell Soup Co	2,367
1,335,199		Coca-Cola Co	79,057
201,458	*	Coca-Cola European Partners plc (Class A)	11,267
211,279		Coca-Cola HBC AG.	7,316
295,366		Danone	18,360
14,883	*	Darling International, Inc	1,031
474

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
56,665		Fresh Del Monte Produce, Inc	$1,564
393,303		General Mills, Inc	26,501
2,360	*	Hain Celestial Group, Inc	101
221,467		Hormel Foods Corp	10,810
141,266		Kellogg Co	9,100
103,681		Kerry Group plc (Class A)	13,376
136,700		Kikkoman Corp	11,512
78,501		McCormick & Co, Inc	7,584
113,527		Mowi ASA	2,687
598,750		Nestle S.A.	83,596
29,600		Nissin Food Products Co Ltd	2,160
304,982		Orkla ASA	3,057
465,088		PepsiCo, Inc	80,790
141,100		Suntory Beverage & Food Ltd	5,110
6,454	*	TreeHouse Foods, Inc	262
		TOTAL FOOD, BEVERAGE & TOBACCO	414,936

HEALTH CARE EQUIPMENT & SERVICES - 3.0%
38,759	*	Abiomed, Inc	13,921
40,357	*,e	Accelerate Diagnostics, Inc	211
44,978	*	Align Technology, Inc	29,559
175,429	*	Allscripts Healthcare Solutions, Inc	3,237
41,162		Ambu A.S.	1,086
99,959		Amplifon S.p.A.	5,379
64,063	*	Angiodynamics, Inc	1,767
35,194		Anthem, Inc	16,314
8,730	*	AtriCure, Inc	607
1,253	*	Axonics Modulation Technologies, Inc	70
1,376		Baxter International, Inc	118
34,133		BioMerieux	4,854
4,607		Cardinal Health, Inc	237
9,667		Carl Zeiss Meditec AG.	2,028
302,142		Cerner Corp	28,060
249,927	*	Cerus Corp	1,702
196,527		Cigna Corp	45,128
17,639		Cochlear Ltd	2,768
50,637		Coloplast AS	8,916
22,324	*	Computer Programs & Systems, Inc	654
36,863		Cooper Cos, Inc	15,443
91,950	*	Covetrus, Inc	1,836
188	*	DaVita, Inc	21
185,909		Dentsply Sirona, Inc	10,372
50,676	*	DexCom, Inc	27,210
475

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
377,910	*	Edwards Lifesciences Corp	$48,958
147,158	*	Envista Holdings Corp	6,631
376,593		Fisher & Paykel Healthcare Corp	8,437
14,264	*	Glaukos Corp	634
13,596	*	Globus Medical, Inc	982
82,796		GN Store Nord	5,195
10,855	*	Guardant Health, Inc	1,086
113,502		HCA Healthcare, Inc	29,161
59,326	*	Health Catalyst, Inc	2,351
26,027	*	Henry Schein, Inc	2,018
5,801	*	Heska Corp	1,059
99,838	*	Hologic, Inc	7,644
93,311		Humana, Inc	43,283
53,162	*	IDEXX Laboratories, Inc	35,005
8,609	*	Inogen, Inc	293
527	*	Insulet Corp	140
19,717	*	Integer Holding Corp	1,688
20,890	*	Intersect ENT, Inc	571
155,926	*	Intuitive Surgical, Inc	56,024
40,745	*	Laboratory Corp of America Holdings	12,802
27,738		LeMaitre Vascular, Inc	1,393
8,932	*	LivaNova plc	781
1,600	*	Magellan Health Services, Inc	152
14,728	*	Meridian Bioscience, Inc	300
39,504	*	Merit Medical Systems, Inc	2,461
98,516	*	NextGen Healthcare, Inc	1,753
257	*	Novocure Ltd	19
38,104	*	Omnicell, Inc	6,875
57,111	*	OraSure Technologies, Inc	496
32,369	*	Orthofix Medical Inc	1,006
13,628	*	Penumbra, Inc	3,916
2,830		Premier, Inc	117
25,841		Quest Diagnostics, Inc	4,471
62,644	*	Quidel Corp	8,456
143,876		Ramsay Health Care Ltd	7,477
74,315		Resmed, Inc	19,358
282,183		Ryman Healthcare Ltd	2,366
34,038		Sonova Holdings AG	13,302
42,938	*	Staar Surgical Co	3,920
29,676		STERIS plc	7,223
78,900		Sysmex Corp	10,650
29,138	*	Tactile Systems Technology, Inc	555
476

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
15,158	*	Tandem Diabetes Care, Inc	$2,282
90,696	*	Teladoc, Inc	8,328
16,267	*	Triple-S Management Corp (Class B)	580
46,410	*	Vocera Communications, Inc	3,009
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	596,706

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
33,243		Beiersdorf AG.	3,408
34,657		Clorox Co	6,043
275,933		Colgate-Palmolive Co	23,548
367,053		Essity AB	11,975
146,847		Estee Lauder Cos (Class A)	54,363
113,463		Henkel KGaA	8,844
148,576		Henkel KGaA (Preference)	11,989
172,700		Kao Corp	9,045
59,574		Kimberly-Clark Corp	8,514
68,995		L’Oreal S.A.	32,898
664,450		Procter & Gamble Co	108,691
189,400		Shiseido Co Ltd	10,566
234,200		Uni-Charm Corp	10,189
42,698	*	Veru, Inc	251
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	300,324

INSURANCE - 2.0%
1,841,148		Aegon NV	9,153
287,827		Aflac, Inc	16,806
1,267,400		AIA Group Ltd	12,792
118,453		Allianz AG.	27,938
101,926		Allstate Corp	11,992
11,186		Arthur J. Gallagher & Co	1,898
519,493		Assicurazioni Generali S.p.A.	10,979
2,426,453		Aviva plc	13,526
574,060		AXA S.A.	17,086
210,391		Chubb Ltd	40,671
179,712		CNP Assurances	4,445
37,622	*	eHealth, Inc	959
970,098	*	Genworth Financial, Inc (Class A)	3,929
1,068		Insurance Australia Group Ltd	3
485		Intact Financial Corp	63
3,659,787		Legal & General Group plc	14,779
77,179		Lincoln National Corp	5,268
186,877		Loews Corp	10,794
477

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
249,748		Marsh & McLennan Cos, Inc	$43,411
38,449		Metlife, Inc	2,403
82,300		MS&AD Insurance Group Holdings Inc	2,534
31,684		Muenchener Rueckver AG.	9,353
49,367		NN Group NV	2,670
642		Principal Financial Group	46
263,499		Progressive Corp	27,048
286,747		Prudential Financial, Inc	31,038
304,703		QBE Insurance Group Ltd	2,516
232,800		Sompo Holdings, Inc	9,818
75,475		Sun Life Financial, Inc	4,201
4,443		Swiss Life Holding	2,715
127,451		Swiss Re Ltd	12,581
137,678		Travelers Cos, Inc	21,537
14,487		Willis Towers Watson plc	3,441
49,305		Zurich Insurance Group AG	21,600
		TOTAL INSURANCE	399,993

MATERIALS - 2.5%
117,018		Agnico-Eagle Mines Ltd	6,216
63		Akzo Nobel NV	7
19,088		Amcor plc	229
422,169		Antofagasta plc	7,678
10,825		Aptargroup, Inc	1,326
480,800		Asahi Kasei Corp	4,529
255,812		Ball Corp	24,627
175,954		BASF SE	12,349
210,005		BlueScope Steel Ltd	3,206
301,096		Boliden AB	11,610
83,968	*	Century Aluminum Co	1,391
290		Chr Hansen Holding A/S	23
91,048	*	Cleveland-Cliffs, Inc	1,982
19,088	*	Coeur Mining, Inc	96
1,679		Compass Minerals International, Inc	86
322,410		CRH plc	17,068
64,645		Croda International plc	8,855
45,685		DSM NV	10,289
397,826		DuPont de Nemours, Inc	32,136
205,304		Ecolab, Inc	48,162
496,318		Evolution Mining Ltd	1,472
1,070,804		Fortescue Metals Group Ltd	15,052
65,998		Franco-Nevada Corp	9,127
3,439		Givaudan S.A.	18,043
478

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
102,204		HeidelbergCement AG.	$6,917
204,900	*	Hitachi Metals Ltd	3,797
61,177		International Flavors & Fragrances, Inc	9,216
1,576		International Paper Co	74
11,455		Johnson Matthey plc	318
26,338	*	Koppers Holdings, Inc	824
2,995		Linde plc	1,038
16,162		Martin Marietta Materials, Inc	7,120
302,800		Mitsubishi Chemical Holdings Corp	2,246
61,692		Mitsui Chemicals, Inc	1,658
279,116		Mondi plc	6,923
134,533		Mosaic Co	5,286
431,268		Newcrest Mining Ltd	7,724
440,842		Newmont Goldcorp Corp	27,341
301,600		Nippon Paint Co Ltd	3,294
600,800		Nippon Steel Corp	9,815
89,700		Nitto Denko Corp	6,930
1,384,725		Norsk Hydro ASA	10,896
375,868		Northern Star Resources Ltd	2,585
137,837		Nucor Corp	15,734
242,924		Nutrien Ltd	18,259
1,122		Orica Ltd	11
20,642		PPG Industries, Inc	3,559
2,785		Reliance Steel & Aluminum Co	452
5,386		Schnitzer Steel Industries, Inc (Class A)	280
116,800		Shin-Etsu Chemical Co Ltd	20,274
48,119		Sika AG.	19,999
152,065		Stora Enso Oyj (R Shares)	2,791
1,341,900		Sumitomo Chemical Co Ltd	6,328
241,100		Sumitomo Metal Mining Co Ltd	9,132
151,235	*	Summit Materials, Inc	6,071
369,939		Svenska Cellulosa AB (B Shares)	6,564
422,529		Teck Cominco Ltd	12,169
9,000		Toray Industries, Inc	53
20,355		Trimas Corp	753
24,182		Trinseo plc	1,269
174,527		Umicore S.A.	7,120
25,842		UPM-Kymmene Oyj	983
112,930		Voestalpine AG.	4,097
120,838		Wheaton Precious Metals Corp	5,185
		TOTAL MATERIALS	490,644
479

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
MEDIA & ENTERTAINMENT - 2.5%
1,413	*,e	AMC Entertainment Holdings, Inc	$38
78		Cable One, Inc	138
23,422	*	Cardlytics, Inc	1,548
195,835	*,e	Cinemark Holdings, Inc	3,157
1,125,296		Comcast Corp (Class A)	56,636
465	*,e	Discovery, Inc (Class A)	11
304,868	*	Discovery, Inc (Class C)	6,981
166,563		Electronic Arts, Inc	21,970
162,479		Gray Television, Inc	3,276
109,942	*	iHeartMedia, Inc	2,313
90,725	*	Imax Corp	1,619
1,140,341	*	Informa plc	7,984
110,370		Interpublic Group of Cos, Inc	4,133
16,923		John Wiley & Sons, Inc (Class A)	969
20,610	*	Liberty Broadband Corp (Class A)	3,316
181,878	*	Liberty Broadband Corp (Class C)	29,301
236,170	*	Live Nation, Inc	28,267
131,390	*	Netflix, Inc	79,155
62,705		New York Times Co (Class A)	3,029
42,800		Nintendo Co Ltd	20,024
311,355		Omnicom Group, Inc	22,813
2,083		Pearson plc	17
52,277		Publicis Groupe S.A.	3,522
5,556	*	Roku, Inc	1,268
31,159		Scholastic Corp	1,245
10,426		Seek Ltd	249
84,576		Sinclair Broadcast Group, Inc (Class A)	2,235
1,707,477	e	Sirius XM Holdings, Inc	10,843
9,104	*	Snap, Inc	428
84,307	*	Take-Two Interactive Software, Inc	14,983
9,574		TEGNA, Inc	178
187,136	*	TripAdvisor, Inc	5,101
989,715	*	Twitter, Inc	42,776
1,668		ViacomCBS, Inc (Class B)	50
121,660	*	Vimeo, Inc	2,185
319,074		Vivendi Universal S.A.	4,316
563,977	*	Walt Disney Co	87,354
6,997		World Wrestling Entertainment, Inc (Class A)	345
766,310		WPP plc	11,669
1,073,300		Z Holdings Corp	6,193
619	*	ZoomInfo Technologies, Inc	40
480

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
1,601,731	*	Zynga, Inc	$10,251
		TOTAL MEDIA & ENTERTAINMENT	501,926

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.9%
56,930	*	Acadia Pharmaceuticals, Inc	1,329
77,531	*,e	Aerie Pharmaceuticals, Inc	544
238,517		Agilent Technologies, Inc	38,079
49,927	*	Agios Pharmaceuticals, Inc	1,641
191,735		Amgen, Inc	43,135
22,172	*	AnaptysBio, Inc	770
224,873	*	Antares Pharma, Inc	803
789,014		Astellas Pharma, Inc	12,842
323,275		AstraZeneca plc	37,749
12,920		AstraZeneca plc (ADR)	753
73,556	*	Atara Biotherapeutics, Inc	1,159
2,859	*,e	Axsome Therapeutics, Inc	108
107,053	*	Bausch Health Cos, Inc	2,957
263,424	*	BioCryst Pharmaceuticals, Inc	3,648
63,315	*	Biogen, Inc	15,191
50,127	*	BioMarin Pharmaceutical, Inc	4,429
56,307	*	Bluebird Bio, Inc	562
769,849		Bristol-Myers Squibb Co	48,000
257,619	*,e	Canopy Growth Corp	2,248
469	*	Catalent, Inc	60
36,414	*	Chimerix, Inc	234
321,891		Chugai Pharmaceutical Co Ltd	10,492
58,062	*	Collegium Pharmaceutical, Inc	1,085
121,183		CSL Ltd	25,630
85,752	*	Curis, Inc	408
431,800		Daiichi Sankyo Co Ltd	10,990
229,372		Danaher Corp	75,466
92,800		Eisai Co Ltd	5,268
294,385		Eli Lilly & Co	81,315
2,088	*	Exact Sciences Corp	162
9,127	*	Genmab AS	3,643
395,328		Gilead Sciences, Inc	28,705
1,401,058		GlaxoSmithKline plc	30,505
35,779	*	Halozyme Therapeutics, Inc	1,439
72,695	*	Humanigen, Inc	270
17,383	*	Illumina, Inc	6,613
35,026	*	Insmed, Inc	954
94,825	*	Intra-Cellular Therapies, Inc	4,963
70,399	*	IQVIA Holdings, Inc	19,862
481

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
29,343	*	Jazz Pharmaceuticals plc	$3,738
106,403	*,e	Karyopharm Therapeutics, Inc	684
26,790		Lonza Group AG.	22,305
34,997	*	MacroGenics, Inc	562
293,962		Merck & Co, Inc	22,529
65,542		Merck KGaA	16,861
6,278	*	Mettler-Toledo International, Inc	10,655
3,119	*	Mirati Therapeutics, Inc	458
396,180		Novo Nordisk AS	44,501
341,800		Ono Pharmaceutical Co Ltd	8,496
387,642	*,e	Opko Health, Inc	1,865
96,567		Orion Oyj (Class B)	4,011
45,551		Perrigo Co plc	1,772
70,172	*	Prothena Corp plc	3,466
99,790	*,e	Provention Bio, Inc	561
10,834	*	Regeneron Pharmaceuticals, Inc	6,842
15,548	*	Repligen Corp	4,118
80,012	*	Revance Therapeutics, Inc	1,306
151,818		Roche Holding AG.	62,983
6,648	*	Sage Therapeutics, Inc	283
94,032	*	Sangamo Therapeutics Inc	705
18,000		Santen Pharmaceutical Co Ltd	220
125,300		Shionogi & Co Ltd	8,814
181,200		Sumitomo Dainippon Pharma Co Ltd	2,091
128,344		Thermo Fisher Scientific, Inc	85,636
103,681		UCB S.A.	11,833
30,351	*	Ultragenyx Pharmaceutical, Inc	2,552
147,780	*	Vertex Pharmaceuticals, Inc	32,452
17,175		Vifor Pharma AG.	3,051
19,812	*	Waters Corp	7,382
40,638		West Pharmaceutical Services, Inc	19,060
235,487	*,e	ZIOPHARM Oncology, Inc	257
243,161		Zoetis, Inc	59,339
15,799	*	Zogenix, Inc	257
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	975,656

REAL ESTATE - 2.0%
52,631		Alexandria Real Estate Equities, Inc	11,735
211,503		American Tower Corp	61,865
76,706		Boston Properties, Inc	8,835
768,947		British Land Co plc	5,553
60,579		Brixmor Property Group, Inc	1,539
482

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
2,693,773	*,e	Capitaland Investment Ltd	$6,811
416,653		CapitaMall Trust	630
32,768		CatchMark Timber Trust, Inc	285
89,742	*	CBRE Group, Inc	9,738
177,700	e	City Developments Ltd	899
49,700		Crown Castle International Corp	10,374
33,379		CyrusOne, Inc	2,995
301,100		Daiwa House Industry Co Ltd	8,653
333,288	*	DiamondRock Hospitality Co	3,203
6,866		Douglas Emmett, Inc	230
38,725		Equinix, Inc	32,755
35,008		First Industrial Realty Trust, Inc	2,318
5,328		FirstService Corp	1,047
28,310		Fonciere Des Regions	2,324
55,983		Franklin Street Properties Corp	333
665		Gecina S.A.	93
715,023		Goodman Group	13,783
683,337		GPT Group	2,695
216,041		Healthpeak Properties Inc	7,797
34,542	*	Howard Hughes Corp	3,516
274,300		Hulic Co Ltd	2,608
945		Iron Mountain, Inc	49
30,104	e	iStar Inc	778
6,486	*	Jones Lang LaSalle, Inc	1,747
4,380		Kilroy Realty Corp	291
95,863		Kimco Realty Corp	2,363
104,398		Klepierre	2,470
1,939		Land Securities Group plc	21
6,470		LEG Immobilien AG.	902
459,925		Lend Lease Corp Ltd	3,581
1,513,600		Link REIT	13,334
253,105		Macerich Co	4,374
1,039,835		Mirvac Group	2,201
559,000		Mitsubishi Estate Co Ltd	7,755
357,710		Mitsui Fudosan Co Ltd	7,090
97,100		Nomura Real Estate Holdings, Inc	2,237
429,657	*	Park Hotels & Resorts, Inc	8,112
1,743		Piedmont Office Realty Trust, Inc	32
359,442		Prologis, Inc	60,516
66,712	*	Realogy Holdings Corp	1,121
2,740		RMR Group, Inc	95
672,078		Segro plc	13,080
483

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
888,670		Stockland Trust Group	$2,742
541,500		Swire Pacific Ltd (Class A)	3,080
1,269,400		Swire Properties Ltd	3,182
126,814	*	Unibail-Rodamco-Westfield	8,874
1,300		UOL Group Ltd	7
70,270		Ventas, Inc	3,592
182,973		Vicinity Centres	225
190,371		Welltower, Inc	16,328
251,449		Weyerhaeuser Co	10,355
63,158	*	Xenia Hotels & Resorts, Inc	1,144
		TOTAL REAL ESTATE	384,292

RETAILING - 2.3%
45,506	*	1-800-FLOWERS.COM, Inc (Class A)	1,063
17,171		Advance Auto Parts, Inc	4,119
621		Best Buy Co, Inc	63
184	*	Burlington Stores, Inc	54
158		Canadian Tire Corp Ltd	23
2,874	*	CarMax, Inc	374
101,392	*,g	Delivery Hero AG.	11,223
116,465	*	Designer Brands, Inc	1,655
699,740		eBay, Inc	46,533
13,700		Fast Retailing Co Ltd	7,788
7,052	*	Five Below, Inc	1,459
23,876		Gap, Inc	421
25,942	*	Genesco, Inc	1,665
679		Genuine Parts Co	95
289,675	e	Hennes & Mauritz AB (B Shares)	5,684
31,149		Hibbett Sports, Inc	2,241
279,281		Home Depot, Inc	115,904
266,617		Industria De Diseno Textil S.A.	8,598
1,425,770	*	JD Sports Fashion plc	4,204
24,243		Kering	19,451
585,495		Kingfisher plc	2,693
27,150	*	Lands’ End, Inc	533
83,685		LKQ Corp	5,024
229,305		Lowe’s Companies, Inc	59,271
441,333		Macy’s, Inc	11,554
38,743	*	MarineMax, Inc	2,287
370	*	MercadoLibre, Inc	499
40,823		Next plc	4,515
569		Pool Corp	322
284,110		Prosus NV	23,531
484

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
157,019	*	Quotient Technology, Inc	$1,165
144,672	*	RealReal, Inc	1,680
47,226		Ross Stores, Inc	5,397
1,746	*	Sally Beauty Holdings, Inc	32
34,896		Shoe Carnival, Inc	1,364
231,411		Target Corp	53,558
495,395		TJX Companies, Inc	37,610
17,873		Tractor Supply Co	4,265
62,274		Wesfarmers Ltd	2,687
874		Winmark Corp	217
44,752	*,g	Zalando SE	3,605
20,869	*	Zumiez, Inc	1,002
		TOTAL RETAILING	455,428

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
417,605		Applied Materials, Inc	65,714
89,481		ASML Holding NV	71,676
23,227	*	Cirrus Logic, Inc	2,137
78,288	*	First Solar, Inc	6,824
1,438,463		Intel Corp	74,081
79,109		Lam Research Corp	56,891
543,594		NVIDIA Corp	159,876
212,159		NXP Semiconductors NV	48,326
670,895	*	ON Semiconductor Corp	45,567
19,466	*	Silicon Laboratories, Inc	4,018
365,987		Texas Instruments, Inc	68,978
46,000		Tokyo Electron Ltd	26,476
14,129		Universal Display Corp	2,332
29,210	*	Wolfspeed Inc	3,265
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	636,161

SOFTWARE & SERVICES - 8.1%
149,083	*	Adobe, Inc	84,539
9,303	*	Anaplan, Inc	427
9,776	*	Ansys, Inc	3,921
23,321	*	Aspen Technology, Inc	3,549
174,913	*	Autodesk, Inc	49,184
236,997		Automatic Data Processing, Inc	58,439
157,497	*	Avaya Holdings Corp	3,118
59,147	*	Benefitfocus, Inc	630
90,107	*	Blackline, Inc	9,330
144,088	*	Cadence Design Systems, Inc	26,851
485

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
75,268		Cap Gemini S.A.	$18,447
54,183	*	ChannelAdvisor Corp	1,337
342		Citrix Systems, Inc	32
73,408		Computershare Ltd	1,069
28,256		Concentrix Corp	5,047
59,654		CSG Systems International, Inc	3,437
118,450		Dolby Laboratories, Inc (Class A)	11,279
463,295	*	DXC Technology Co	14,913
40,306	*	Elastic NV	4,961
59,442	*	ExlService Holdings, Inc	8,605
113,443	*	Five9, Inc	15,578
96,100		Fujitsu Ltd	16,513
24,921	*	HubSpot, Inc	16,427
458,782		International Business Machines Corp	61,321
106,355		Intuit, Inc	68,410
261,486		Mastercard, Inc (Class A)	93,957
1,412,900		Microsoft Corp	475,187
270,081		NEC Corp	12,488
91,100	*	New Relic, Inc	10,017
211,300		Nomura Research Institute Ltd	9,033
1,601		NortonLifelock, Inc	42
128,391	*	Nutanix, Inc	4,091
194,094	*	Okta, Inc	43,510
6,151	*	OneSpan, Inc	104
38,600		Otsuka Corp	1,841
28,957	*	Paylocity Holding Corp	6,838
408,669	*	PayPal Holdings, Inc	77,067
57,183	*	Perficient, Inc	7,393
29,937	*	Rapid7, Inc	3,523
312,159	*	salesforce.com, Inc	79,329
270,041		SAP AG.	38,005
92,812	*	ServiceNow, Inc	60,245
27,795	*	Shopify, Inc (Class A)	38,270
37,192	*	Smartsheet, Inc	2,881
451	*	Splunk, Inc	52
63,735	*	SPS Commerce, Inc	9,073
73,600		Sumisho Computer Systems Corp	1,465
119,055	*	SVMK, Inc	2,518
60,958	*	Teradata Corp	2,589
31,388		TTEC Holdings, Inc	2,842
356,926		VMware, Inc (Class A)	41,361
1,119		Western Union Co	20
486

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
83,115	*	WEX, Inc	$11,669
163,815		Wisetech Global Ltd	6,948
169,834	*	Workday, Inc	46,395
9,773	*	Workiva, Inc	1,275
122,223	*	Xero Ltd	12,511
		TOTAL SOFTWARE & SERVICES	1,589,903

TECHNOLOGY HARDWARE & EQUIPMENT - 2.2%
76,602		Avnet, Inc	3,158
3,200		Azbil Corp	146
64,337		Benchmark Electronics, Inc	1,744
137,743	*	Ciena Corp	10,602
1,373,303		Cisco Systems, Inc	87,026
206,775		Cognex Corp	16,079
48,700		CTS Corp	1,788
12,042	*	ePlus, Inc	649
53,745	*	Fabrinet	6,367
5,198	*	FARO Technologies, Inc	364
40,800		Fujifilm Holdings Corp	3,025
1,617,450		Hewlett Packard Enterprise Co	25,507
1,262,119		HP, Inc	47,544
16,400		Ibiden Co Ltd	974
41,421	*	Insight Enterprises, Inc	4,415
4,037	*	Itron, Inc	277
50,374		Keyence Corp	31,673
167,669	*	Keysight Technologies, Inc	34,625
39,615	*	Kimball Electronics, Inc	862
134,929	*	Knowles Corp	3,151
15,513	*	Lumentum Holdings, Inc	1,641
8,736		Methode Electronics, Inc	430
4,828		Motorola Solutions, Inc	1,312
236,500		Murata Manufacturing Co Ltd	18,864
56,510		National Instruments Corp	2,468
3,862	*	Novanta, Inc	681
57,800		Omron Corp	5,760
732	*	OSI Systems, Inc	68
44,932	*,e	PAR Technology Corp	2,371
64,222	*	Ribbon Communications, Inc	389
32,265	*	Rogers Corp	8,808
5,900		Shimadzu Corp	249
32,734		SYNNEX Corp	3,743
151,500		TDK Corp	5,912
472,344	*	Trimble Inc	41,184
487

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
191,199	*	TTM Technologies, Inc	$2,849
76,602		Vishay Intertechnology, Inc	1,675
18,093	*	Vishay Precision Group, Inc	672
288,088		Vontier Corp	8,853
264,233		Xerox Holdings Corp	5,982
76,721	*	Zebra Technologies Corp (Class A)	45,664
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	439,551

TELECOMMUNICATION SERVICES - 1.2%
5,021,923		BT Group plc	11,553
10,000		HKT Trust and HKT Ltd	13
174,314	*	Iridium Communications, Inc	7,197
562,532		KDDI Corp	16,451
108,559		Koninklijke KPN NV	337
2,960	*	Liberty Global plc (Class A)	82
7,192	*	Liberty Global plc (Class C)	202
2,586		Lumen Technologies, Inc	32
285,900		Nippon Telegraph & Telephone Corp	7,819
1,232,129		Orange S. A.	13,162
185,118		Rogers Communications, Inc (Class B)	8,814
3,175,800		Singapore Telecommunications Ltd	5,467
1,198,900		Softbank Corp	15,143
6,454		Swisscom AG.	3,641
8,252		Tele2 AB (B Shares)	118
394,386		Telefonica Deutschland Holding AG.	1,094
230,397		Telenor ASA	3,622
322,622		TeliaSonera AB	1,262
14,204		TELUS Corp	334
402,842	*	T-Mobile US, Inc	46,722
1,337,473		Verizon Communications, Inc	69,495
11,612,517		Vodafone Group plc	17,491
		TOTAL TELECOMMUNICATION SERVICES	230,051

TRANSPORTATION - 1.4%
115,400	*,e	All Nippon Airways Co Ltd	2,412
45,355		ArcBest Corp	5,436
147,420	*	Auckland International Airport Ltd	776
5,067		Aurizon Holdings Ltd	13
27,696	*	Avis Budget Group, Inc	5,743
211,486		Canadian National Railway Co	25,978
47,700		Central Japan Railway Co	6,348
58,063		CH Robinson Worldwide, Inc	6,249
488

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
1,337,820		CSX Corp	$50,302
831,893	*	Delta Air Lines, Inc	32,510
134,300		East Japan Railway Co	8,256
106,713		Expeditors International of Washington, Inc	14,330
100		Keio Corp	4
200	*	Kintetsu Corp	6
29,378		Kuehne & Nagel International AG.	9,461
459		Landstar System, Inc	82
1,680,864		MTR Corp	9,023
25,400		Nippon Express Co Ltd	1,520
111,478		Nippon Yusen Kabushiki Kaisha	8,501
120,768		Norfolk Southern Corp	35,954
54,955		Old Dominion Freight Line	19,695
85,700		SG Holdings Co Ltd	2,010
676,449	*,e	Singapore Airlines Ltd	2,508
485,581	*	Sydney Airport	3,066
1,606,942		Transurban Group	16,141
11,000		West Japan Railway Co	460
		TOTAL TRANSPORTATION	266,784

UTILITIES - 1.8%
478,619	e	Algonquin Power & Utilities Corp	6,913
689		Alliant Energy Corp	42
295,772		American Electric Power Co, Inc	26,315
500,415		APA Group	3,661
1,300,000		CLP Holdings Ltd	13,136
11,970		CMS Energy Corp	779
197,499		Consolidated Edison, Inc	16,851
21,990		DTE Energy Co	2,629
2,829,342		Enel S.p.A.	22,624
911,108		Energias de Portugal S.A.	5,005
142,997		Eversource Energy	13,010
118,617		Fortis, Inc	5,723
1,987,529		Iberdrola S.A.	23,532
1,875		Mercury NZ Ltd	8
520,402		Meridian Energy Ltd	1,727
285,175		National Grid plc	4,112
202,403	e	Naturgy Energy Group S.A.	6,583
670,641		NextEra Energy, Inc	62,611
4,849		Origin Energy Ltd	19
98,908	g	Orsted AS	12,667
145,500		Osaka Gas Co Ltd	2,406
219,128		Public Service Enterprise Group, Inc	14,622
489

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
620,099		Scottish & Southern Energy plc	$13,862
172,317		Sempra Energy	22,794
7,999	e	South Jersey Industries, Inc	209
536,816		Southern Co	36,815
20,822	*	Sunnova Energy International, Inc	581
181,100		Tokyo Gas Co Ltd	3,251
34,209		UGI Corp	1,571
119,845		WEC Energy Group, Inc	11,633
193,358		Xcel Energy, Inc	13,090
		TOTAL UTILITIES	348,781

		TOTAL COMMON STOCKS	11,799,952
		(Cost $8,007,594)

PREFERRED STOCKS - 0.3%

BANKS - 0.1%
233,115	*,e	Federal Home Loan Mortgage Corp (FHLMC)	669
740,991	*,e	Federal National Mortgage Association (FNMA)	2,312
490,000	e	First Republic Bank	12,593
		TOTAL BANKS	15,574

INSURANCE - 0.0%
180,000	e	Assurant, Inc	4,855
		TOTAL INSURANCE	4,855

REAL ESTATE - 0.1%
390,000	e	Brookfield Property Partners LP	10,008
695,000		Brookfield Property Partners LP	16,374
		TOTAL REAL ESTATE	26,382

UTILITIES - 0.1%
490,000	e	Brookfield Infrastructure Partners LP	12,402
308,000	e	Brookfield Renewable Partners LP	8,143
		TOTAL UTILITIES	20,545

		TOTAL PREFERRED STOCKS	67,356
		(Cost $88,178)

490

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
RIGHTS/WARRANTS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
38,808	†	Media General, Inc	$0
		TOTAL MEDIA & ENTERTAINMENT	0

		TOTAL RIGHTS/WARRANTS	0
		(Cost $0)

PRINCIPAL	ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 5.6%

GOVERNMENT AGENCY DEBT - 5.1%
$25,000,000	Federal Agricultural Mortgage Corp (FAMC)	0.000%	01/04/22	25,000
12,500,000	FAMC	0.000	02/28/22	12,500
15,000,000	Federal Farm Credit Bank (FFCB)	0.000	01/05/22	15,000
9,209,000	FFCB	0.000	01/13/22	9,209
5,000,000	FFCB	0.000	02/10/22	5,000
20,000,000	FFCB	0.000	02/15/22	19,999
6,980,000	FFCB	0.000	02/25/22	6,980
25,000,000	FFCB	0.000	02/28/22	24,999
12,500,000	FFCB	0.000	03/01/22	12,499
12,500,000	FFCB	0.000	03/02/22	12,499
8,000,000	FFCB	0.000	04/11/22	7,998
13,750,000	FFCB	0.000	05/27/22	13,742
29,205,000	FFCB	0.000	06/08/22	29,181
17,427,000	FFCB	0.000	06/16/22	17,412
10,000,000	FFCB	0.000	07/06/22	9,989
19,231,000	FFCB	0.000	09/01/22	19,197
15,000,000	FFCB	0.000	09/13/22	14,972
25,000,000	Federal Home Loan Bank (FHLB)	0.000	01/03/22	25,000
57,198,000	FHLB	0.000	01/05/22	57,198
25,430,000	FHLB	0.000	01/12/22	25,430
20,000,000	FHLB	0.000	01/18/22	20,000
25,000,000	FHLB	0.000	01/20/22	25,000
34,290,000	FHLB	0.000	01/21/22	34,290
10,000,000	FHLB	0.000	01/24/22	10,000
25,000,000	FHLB	0.000	01/26/22	25,000
43,340,000	FHLB	0.000	01/28/22	43,340
106,655,000	FHLB	0.000	02/02/22	106,653
36,656,000	FHLB	0.000	02/04/22	36,655
25,000,000	FHLB	0.000	02/07/22	25,000
34,985,000	FHLB	0.000	02/09/22	34,984
25,000,000	FHLB	0.000	02/18/22	24,999
25,000,000	FHLB	0.000	02/22/22	24,999
24,450,000	FHLB	0.000	02/23/22	24,449
9,700,000	FHLB	0.000	03/21/22	9,699
53,885,000	FHLB	0.000	03/23/22	53,879
10,681,000	FHLB	0.000	04/06/22	10,679
18,695,000	FHLB	0.000	04/20/22	18,690
12,500,000	FHLB	0.000	04/22/22	12,497
20,543,000	FHLB	0.000	05/05/22	20,533
29,188,000	FHLB	0.000	05/25/22	29,172
15,000,000	FHLB	0.000	07/15/22	14,982
20,000,000	FHLB	0.000	08/04/22	19,972
8,000,000	FHLB	0.000	08/05/22	7,989

491

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$2,000,000		Federal National Mortgage Association (FNMA)	0.000%	02/02/22	$2,000
		TOTAL GOVERNMENT AGENCY DEBT			999,265

REPURCHASE AGREEMENT - 0.0%
4,800,000	r	Fixed Income Clearing Corp (FICC)	0.010	01/03/22	4,800
		TOTAL REPURCHASE AGREEMENT			4,800

TREASURY DEBT - 0.1%
10,000,000		United States Treasury Bill	0.000	10/06/22	9,980
10,195,000		United States Treasury Note	2.250	04/15/22	10,256
		TOTAL TREASURY DEBT			20,236

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

78,705,014	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030		78,705
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			78,705

		TOTAL SHORT-TERM INVESTMENTS			1,103,006
		(Cost $1,103,116)
		TOTAL INVESTMENTS - 104.5%			20,632,092
		(Cost $16,727,922)
		OTHER ASSETS & LIABILITIES, NET - (4.5)%			(880,558)
		NET ASSETS - 100.0%			$19,751,534

ADR	American Depositary Receipt
CLP	Chilean Peso
EUR	Euro
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust
SOFR	Secure Overnight Financing Rate
REMIC	Real Estate Mortgage Investment Conduit

^	Amount represents less than $1,000.
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $123,770,484.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/21, the aggregate value of these securities is $2,042,381,458 or 10.3% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
q	In default
r	Agreement with Fixed Income Clearing Corporation, 0.010% dated 12/31/21 to be repurchased at $4,800,000 on 1/3/22, collateralized by Government Agency Securities, with coupon rate 1.875% and maturity date 2/15/41, valued at $4,896,076.

Cost amounts are in thousands.
492

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

Forward foreign currency contracts outstanding as of December 31, 2021 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$12,721	EUR	10,901	JPMorgan	01/31/22	$303

EUR	Euro
493

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2021

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
SHORT-TERM INVESTMENTS - 100.4%

GOVERNMENT AGENCY DEBT - 52.5%
$42,580,000		Federal Agricultural Mortgage Corp (FAMC)		0.000%	02/02/22	$42,578
12,750,000		FAMC		0.000	02/14/22	12,749
57,284,000		FAMC		0.000	02/16/22	57,281
12,750,000		FAMC		0.000	02/24/22	12,749
51,000,000		FAMC		0.000	02/28/22	50,996
25,800,000		FAMC		0.000	03/01/22	25,798
40,500,000		FAMC		0.000	03/02/22	40,496
164,000		Federal Farm Credit Bank (FFCB)		0.000	01/03/22	164
50,256,000		FFCB		0.000	01/10/22	50,255
93,509,000		FFCB		0.000	01/13/22	93,508
8,900,000		FFCB		0.000	01/18/22	8,900
16,016,000		FFCB		0.530	01/18/22	16,020
2,180,000		FFCB		2.600	01/18/22	2,182
10,084,000		FFCB		1.600	01/21/22	10,092
25,000,000		FFCB		0.000	01/27/22	24,998
9,329,000		FFCB		1.550	01/28/22	9,339
12,800,000		FFCB		0.000	01/31/22	12,799
21,300,000		FFCB		0.000	02/03/22	21,299
33,750,000		FFCB		0.000	02/11/22	33,748
1,250,000		FFCB		2.530	02/14/22	1,254
40,000,000		FFCB		0.000	02/17/22	39,997
17,650,000		FFCB		0.000	02/23/22	17,649
6,550,000		FFCB		0.150	02/24/22	6,551
2,500,000		FFCB		1.450	02/24/22	2,505
9,000,000		FFCB		0.000	02/28/22	8,999
103,000		FFCB		0.000	03/01/22	103
1,200,000		FFCB		2.550	03/01/22	1,205
1,845,000		FFCB		0.700	03/11/22	1,847
11,650,000		FFCB		0.625	03/18/22	11,664
2,215,000		FFCB		0.070	03/29/22	2,215
25,000,000		FFCB		0.000	04/01/22	24,996
7,125,000		FFCB		0.140	04/01/22	7,126
2,610,000		FFCB		2.000	04/04/22	2,623
13,500,000		FFCB		0.250	04/06/22	13,506
26,790,000		FFCB		0.375	04/08/22	26,811
4,960,000		FFCB		0.250	05/06/22	4,963
17,200,000		FFCB		0.000	05/12/22	17,196
19,775,000		FFCB		0.000	05/16/22	19,770
430,000		FFCB		0.160	05/18/22	430
25,750,000		FFCB		0.000	05/20/22	25,743
17,775,000		FFCB		0.000	05/25/22	17,770
3,200,000	i	FFCB	SOFR + 0.008%	0.058	01/12/23	3,199
2,400,000		Federal Home Loan Bank (FHLB)		0.000	01/05/22	2,400
170,443,000		FHLB		0.000	01/07/22	170,442
64,000,000		FHLB		0.040	01/07/22	64,000
400,000		FHLB		0.000	01/10/22	400
494

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$3,000,000	FHLB	0.000%	01/11/22	$3,000
36,000,000	FHLB	0.000	01/12/22	35,999
41,397,000	FHLB	0.000	01/13/22	41,396
64,000,000	FHLB	0.045	01/13/22	64,000
104,349,000	FHLB	0.000	01/14/22	104,347
100,512,000	FHLB	0.000	01/19/22	100,510
254,073,000	FHLB	0.000	01/21/22	254,066
149,250,000	FHLB	0.000	01/26/22	149,245
164,743,000	FHLB	0.000	01/28/22	164,737
89,250,000	FHLB	0.040	01/28/22	89,249
192,750,000	FHLB	0.035	02/01/22	192,747
165,750,000	FHLB	0.000	02/02/22	165,743
52,000,000	FHLB	0.000	02/03/22	51,998
102,559,000	FHLB	0.000	02/04/22	102,554
19,465,000	FHLB	0.050	02/07/22	19,465
284,492,000	FHLB	0.000	02/09/22	284,477
85,250,000	FHLB	0.050	02/10/22	85,249
62,300,000	FHLB	0.000	02/11/22	62,296
10,400,000	FHLB	0.000	02/15/22	10,399
172,939,000	FHLB	0.000	02/18/22	172,927
151,640,000	FHLB	0.000	02/23/22	151,629
42,500,000	FHLB	0.050	02/23/22	42,500
1,050,000	FHLB	0.000	02/25/22	1,050
4,200,000	FHLB	0.000	02/28/22	4,200
13,125,000	FHLB	2.430	02/28/22	13,173
900,000	FHLB	0.000	03/01/22	900
42,500,000	FHLB	0.050	03/01/22	42,500
9,300,000	FHLB	0.000	03/02/22	9,299
2,500,000	FHLB	0.080	03/03/22	2,500
15,785,000	FHLB	2.250	03/11/22	15,851
12,965,000	FHLB	2.500	03/11/22	13,025
750,000	FHLB	2.750	03/11/22	754
4,330,000	FHLB	0.050	03/14/22	4,330
40,245,000	FHLB	0.000	03/16/22	40,241
72,000,000	FHLB	0.045	03/17/22	71,999
29,498,000	FHLB	0.000	03/18/22	29,495
80,246,000	FHLB	0.000	03/23/22	80,235
52,000,000	FHLB	0.000	03/25/22	51,992
4,300,000	FHLB	0.055	03/30/22	4,300
115,697,000	FHLB	0.000	04/01/22	115,682
23,383,000	FHLB	0.000	04/22/22	23,379
21,000,000	FHLB	0.000	04/27/22	20,996
43,000,000	FHLB	0.080	04/28/22	42,999
28,550,000	FHLB	0.000	05/25/22	28,540
7,650,000	FHLB	0.250	06/03/22	7,654
28,675,000	FHLB	2.125	06/10/22	28,931
131,820,000	Federal Home Loan Mortgage Corp (FHLMC)	2.375	01/13/22	131,920
1,055,000	FHLMC	0.250	06/08/22	1,055
84,530,000	Federal National Mortgage Association (FNMA)	2.000	01/05/22	84,548
33,707,000	FNMA	2.625	01/11/22	33,730
21,250,000	FNMA	0.000	01/19/22	21,250
25,000,000	FNMA	0.000	02/02/22	24,999
2,000,000	FNMA	2.070	02/28/22	2,006
24,750,000	FNMA	0.000	03/16/22	24,747
495

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$31,639,000		FNMA		1.875%	04/05/22	$31,787
9,448,000		FNMA		2.250	04/12/22	9,505
		TOTAL GOVERNMENT AGENCY DEBT				4,389,420
TREASURY DEBT - 24.2%
120,812,000		United States Cash Management Bill		0.000	03/08/22	120,800
29,881,000		United States Cash Management Bill		0.000	03/15/22	29,878
28,565,000		United States Cash Management Bill		0.000	03/22/22	28,562
85,000,000		United States Cash Management Bill		0.000	03/29/22	84,986
77,200,000		United States Cash Management Bill		0.000	04/05/22	77,186
63,750,000		United States Cash Management Bill		0.000	04/12/22	63,734
41,649,000		United States Cash Management Bill		0.000	04/19/22	41,641
112,817,000		United States Cash Management Bill		0.000	04/26/22	112,786
16,389,000		United States Treasury Bill		0.000	01/06/22	16,389
49,980,000		United States Treasury Bill		0.000	02/10/22	49,977
118,800,000		United States Treasury Bill		0.000	02/17/22	118,792
55,611,000		United States Treasury Bill		0.000	02/24/22	55,607
126,351,000		United States Treasury Bill		0.000	03/01/22	126,340
51,000,000		United States Treasury Bill		0.000	03/03/22	50,994
49,878,000		United States Treasury Bill		0.000	03/10/22	49,873
151,214,000		United States Treasury Bill		0.000	03/24/22	151,191
25,000,000		United States Treasury Bill		0.000	03/31/22	24,997
27,653,000		United States Treasury Bill		0.000	04/07/22	27,649
44,935,000		United States Treasury Note		2.500	01/15/22	44,977
72,200,000		United States Treasury Note		1.375	01/31/22	72,278
42,700,000		United States Treasury Note		1.875	01/31/22	42,763
114,570,000		United States Treasury Note		2.000	02/15/22	114,840
32,267,000		United States Treasury Note		2.500	02/15/22	32,363
50,000,000		United States Treasury Note		1.125	02/28/22	50,085
35,000,000		United States Treasury Note		1.750	02/28/22	35,095
79,200,000		United States Treasury Note		1.875	02/28/22	79,431
21,500,000		United States Treasury Note		2.375	03/15/22	21,599
100,925,000		United States Treasury Note		0.375	03/31/22	100,999
51,000,000		United States Treasury Note		1.750	03/31/22	51,209
72,200,000		United States Treasury Note		1.875	03/31/22	72,519
19,700,000		United States Treasury Note		2.250	04/15/22	19,822
52,856,000		United States Treasury Note		0.125	04/30/22	52,862
		TOTAL TREASURY DEBT				2,022,224

VARIABLE RATE SECURITIES - 23.7%
22,150,000	i	Federal Agricultural Mortgage Corp (FAMC)	SOFR + 0.020%	0.070	10/24/22	22,150
64,000,000	i	Federal Farm Credit Bank (FFCB)	SOFR + 0.070%	0.120	02/17/22	64,000
50,700,000	i	FFCB	SOFR + 0.170%	0.220	03/15/22	50,700
101,000,000	i	FFCB	SOFR + 0.040%	0.090	06/01/22	101,000
127,700,000	i	FFCB	SOFR + 0.005%	0.055	07/12/22	127,698
34,750,000	i	FFCB	SOFR + 0.190%	0.240	07/14/22	34,751
22,465,000	i	FFCB	SOFR + 0.145%	0.195	07/28/22	22,467
15,250,000	i	FFCB	SOFR + 0.070%	0.120	08/11/22	15,250
19,750,000	i	FFCB	SOFR + 0.050%	0.100	08/12/22	19,754
127,400,000	i	FFCB	SOFR + 0.045%	0.095	09/08/22	127,407
63,750,000	i	FFCB	SOFR + 0.005%	0.055	10/05/22	63,748
28,200,000	i	FFCB	SOFR + 0.060%	0.110	10/21/22	28,202
69,491,000	i	FFCB	SOFR + 0.010%	0.060	11/16/22	69,490
51,000,000	i	FFCB	SOFR + 0.008%	0.058	11/22/22	50,999
496

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$8,000,000	i	FFCB	SOFR + 0.060%	0.110%	12/01/22	$8,000
50,000,000	i	FFCB	SOFR + 0.025%	0.075	12/06/22	50,000
43,195,000	i	FFCB	SOFR + 0.060%	0.110	12/28/22	43,214
14,155,000	i	FFCB	SOFR + 0.060%	0.110	01/13/23	14,159
12,000,000	i	FFCB	SOFR + 0.060%	0.110	01/20/23	12,001
8,415,000	i	FFCB	SOFR + 0.055%	0.105	02/09/23	8,417
11,172,000	i	FFCB	SOFR + 0.050%	0.100	02/17/23	11,174
4,350,000	i	FFCB	SOFR + 0.040%	0.090	03/10/23	4,351
30,500,000	i	FFCB	SOFR + 0.035%	0.085	05/04/23	30,500
30,500,000	i	FFCB	SOFR + 0.035%	0.085	05/12/23	30,500
88,250,000	i	FFCB	SOFR + 0.018%	0.068	07/13/23	88,234
25,450,000	i	FFCB	SOFR + 0.050%	0.100	09/15/23	25,450
12,850,000	i	FFCB	SOFR + 0.025%	0.075	09/27/23	12,850
13,700,000	i	FFCB	SOFR + 0.025%	0.075	10/27/23	13,700
84,000,000	i	Federal Home Loan Bank (FHLB)	SOFR + 0.080%	0.130	02/22/22	84,000
2,900,000	i	FHLB	SOFR + 0.015%	0.065	04/11/22	2,900
64,000,000	i	FHLB	SOFR + 0.055%	0.105	05/13/22	64,000
38,500,000	i	FHLB	SOFR + 0.090%	0.140	05/26/22	38,500
51,400,000	i	FHLB	SOFR + 0.010%	0.060	06/23/22	51,400
63,500,000	i	FHLB	SOFR + 0.045%	0.095	07/29/22	63,500
51,625,000	i	FHLB	SOFR + 0.010%	0.060	08/10/22	51,625
1,700,000	i	FHLB	SOFR + 0.090%	0.140	09/08/22	1,701
63,750,000	i	FHLB	SOFR + 0.010%	0.060	09/09/22	63,750
64,000,000	i	FHLB	SOFR + 0.085%	0.135	10/05/22	64,000
121,850,000	i	FHLB	SOFR + 0.060%	0.110	12/08/22	121,873
14,750,000	i	FHLB	SOFR + 0.035%	0.085	05/19/23	14,750
42,500,000	i	FHLB	SOFR + 0.030%	0.080	08/11/23	42,500
3,175,000	i	Federal Home Loan Mortgage Corp (FHLMC)	SOFR + 0.150%	0.200	03/04/22	3,176
9,600,000	i	FHLMC	SOFR + 0.190%	0.240	06/02/22	9,607
840,000	i	FHLMC	SOFR + 0.130%	0.180	08/05/22	841
64,750,000	i	FHLMC	SOFR + 0.095%	0.145	08/19/22	64,750
600,000	i	Federal National Mortgage Association (FNMA)	SOFR + 0.300%	0.350	01/07/22	600
5,400,000	i	FNMA	SOFR + 0.110%	0.160	03/04/22	5,401
16,300,000	i	FNMA	SOFR + 0.190%	0.240	05/27/22	16,312
2,350,000	i	FNMA	SOFR + 0.180%	0.230	07/08/22	2,352
43,450,000	i	FNMA	SOFR + 0.120%	0.170	07/29/22	43,464
17,246,000	i	United States Treasury Note	US Treasury Bill 3 M + 0.034%	0.119	04/30/23	17,246
		TOTAL VARIABLE RATE SECURITIES				1,978,414

		TOTAL SHORT-TERM INVESTMENTS				8,390,058
		(Cost $8,390,058)
		TOTAL INVESTMENTS - 100.4%				8,390,058
		(Cost $8,390,058)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%				(34,802)
		NET ASSETS - 100.0%				$8,355,256

M	Month
SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Cost amounts are in thousands.

497

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of College Retirement Equities Fund and Participants of Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account and Money Market Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account and Money Market Account (constituting College Retirement Equities Fund, hereafter collectively referred to as the “Accounts”) as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Accounts as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on the Accounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland
February 23, 2022

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

(A10944-A 2/22)

498

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

13(a)(1) Copy of current SOX code of conduct for Senior Financial Officers

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Dated: February 23, 2022	By:	/s/ Colbert Narcisse
Colbert Narcisse Principal Executive Officer and President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 23, 2022	By:	/s/ Colbert Narcisse
Colbert Narcisse Principal Executive Officer and President and Chief Executive Officer (principal executive officer)

Dated: February 23, 2022	By:	/s/ E. Scott Wickerham
E. Scott Wickerham Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)